UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2018.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 18.9%
U.S. Treasury Floating Rate Notes
(US Treasury 3 Month Bill Money Market Yield + 0.00%), 1.90%, 6/1/2018(b)	1,275,000	1,274,780
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 1.95%, 6/1/2018(b)	200,000	200,006
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 1.96%, 6/1/2018(b)	875,000	875,005
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 1.97%, 6/1/2018(b)	450,000	449,954
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.04%, 6/1/2018(b)	650,000	650,373
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.07%, 6/1/2018(b)	452,250	452,312
(US Treasury 3 Month Bill Money Market Yield + 0.17%), 2.08%, 6/1/2018(b)	293,815	293,872
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 1.94%, 7/31/2018(b)	400,000	399,994
U.S. Treasury Notes
0.63%, 6/30/2018	380,000	379,647
0.88%, 7/15/2018	800,000	799,367
0.75%, 7/31/2018	362,850	362,193
1.38%, 7/31/2018	250,000	249,802
1.00%, 8/15/2018	100,000	99,819
1.38%, 9/30/2018	200,000	199,586

TOTAL U.S. TREASURY OBLIGATIONS (COST $6,686,710)		6,686,710

Investments
SHORT-TERM INVESTMENTS — 79.0%
U.S. TREASURY OBLIGATIONS — 79.0%
U.S. Treasury Bills
1.65%, 6/7/2018(c)	3,155,000	3,154,136
1.65%, 6/14/2018(c)	3,000,000	2,998,221
1.59%, 6/21/2018(c)	2,445,000	2,442,855
1.58%, 7/5/2018(c)	1,500,000	1,497,780
1.78%, 7/19/2018(c)	500,000	498,816
1.83%, 7/26/2018(c)	1,500,000	1,495,820
1.83%, 8/2/2018(c)	1,900,000	1,894,028
1.84%, 8/9/2018(c)	3,300,000	3,288,385
1.89%, 8/16/2018(c)	3,875,000	3,859,611
1.91%, 8/23/2018(c)	1,870,000	1,861,810
1.86%, 8/30/2018(c)	3,422,000	3,406,182
1.87%, 9/6/2018(c)	1,420,400	1,413,311
1.89%, 9/13/2018(c)	150,000	149,185

TOTAL U.S. TREASURY OBLIGATIONS (Cost $27,960,140)		27,960,140

TOTAL SHORT-TERM INVESTMENTS (COST $27,960,140)		27,960,140

Total Investments — 97.9% (Cost $34,646,850)*		34,646,850
Other Assets in Excess of Liabilities — 2.1%		736,495

Net Assets — 100.0%		35,383,345

Percentages indicated are based on net assets.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	The rate shown is the effective yield as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$34,646,850	$—	$34,646,850

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 95.6%
California — 95.6%
Alameda County IDA, Plyproperties Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.08%, 6/7/2018(b)	3,705	3,705
Alameda Public Financing Authority, Multi-Family Housing, Eagle Village/Parrot Village Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.91%, 6/7/2018(b)	200	200
Antelope Valley-East Kern Water Agency Series A-2, COP, VRDO, LOC: Wells Fargo Bank NA, 1.04%, 6/7/2018(b)	2,545	2,545
Bay Area Toll Authority, California Toll Bridge Series 2015-XF2179, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	1,651	1,651
California Educational Facilities Authority Series 2015-XF2188, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	1,664	1,664
California Health Facilities Financing Authority Rev., VRDO, 0.90%, 6/7/2018(b)	5,060	5,060
Series C, Class C, Rev., VRDO, 0.90%, 6/7/2018(b)	6,110	6,110
California Health Facilities Financing Authority, Catholic Healthcare West Series C, Rev., VRDO, LOC: Bank of Montreal, 0.87%, 6/7/2018(b)	2,310	2,310
California Health Facilities Financing Authority, Health Facility, Catholic Healthcare West Loan Program
Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.95%, 6/7/2018(b)	2,300	2,300
Series I, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.05%, 6/7/2018(b)	8,100	8,100
California Health Facilities Financing Authority, Memorial Health Services Series A, Rev., VRDO, 0.99%, 6/7/2018(b)	10,440	10,440
California Health Facilities Financing Authority, Scripps Health Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.94%, 6/7/2018(b)	1,105	1,105
California Health Facilities Financing Authority, Stanford Hospital & Clinics Series B-1, Rev., VRDO, 1.00%, 6/7/2018(b)	6,500	6,500
California Housing Finance Agency, Multi-Family Housing, Mission Gardens Apartments Project Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.02%, 6/7/2018(b)	4,620	4,620
California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	980	980
California Infrastructure & Economic Development Bank, Industrial Development, MA Silva Corks USA LLC Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.05%, 6/7/2018(b)	3,200	3,200
California Infrastructure & Economic Development Bank, Pacific Gas & Electric Co. Series B, Rev., VRDO, LOC: Union Bank NA, 0.55%, 6/1/2018(b)	785	785
California Municipal Finance Authority, Chevron USA, Inc. Rev., VRDO, 0.57%, 6/1/2018(b)	4,150	4,150
Rev., VRDO, 0.57%, 6/1/2018(b)	1,930	1,930
California Municipal Finance Authority, LA Sierra University Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.04%, 6/7/2018(b)	2,870	2,870
California Municipal Finance Authority, Recovery Zone Facility Bonds, Chevron USA, Inc. Project Series A, Rev., VRDO, 0.55%, 6/1/2018(b)	1,115	1,115

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
California — continued
California Pollution Control Financing Authority, ExxonMobil Project Rev., VRDO, 0.67%, 6/1/2018(b)	1,950	1,950
California Pollution Control Financing Authority, Pacific Gas & Electric Co. Series B, Rev., VRDO, LOC: Canadian Imperial Bank of Commerce, 0.65%, 6/1/2018(b)	2,800	2,800
California Pollution Control Financing Authority, Pacific Gas and Electric Co. Rev., VRDO, LOC: TD Bank NA, 0.55%, 6/1/2018(b)	2,725	2,725
California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.01%, 6/7/2018(b)	8,000	8,000
California Statewide Communities Development Authority, Chevron USA, Inc. Rev., VRDO, 0.57%, 6/1/2018(b)	2,425	2,425
California Statewide Communities Development Authority, Kaiser Permanente
Series E, Rev., VRDO, 0.95%, 6/7/2018(b)	3,500	3,500
Series B, Rev., VRDO, 0.97%, 6/7/2018(b)	2,850	2,850
Series C-3, Rev., VRDO, 0.98%, 6/7/2018(b)	2,300	2,300
Series J, Rev., VRDO, 0.98%, 6/7/2018(b)	5,405	5,405
Series L, Rev., VRDO, 0.98%, 6/7/2018(b)	1,720	1,720
California Statewide Communities Development Authority, Multi-Family Housing, Avian Glen Apartments Project Series OO, Rev., VRDO, LOC: Citibank NA, 1.50%, 6/7/2018(b)	405	405
California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.83%, 6/7/2018(b)	3,670	3,670
California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court Series B, Rev., VRDO, FNMA, LOC: FNMA, 0.95%, 6/7/2018(b)	6,000	6,000
California Statewide Communities Development Authority, Multi-Family Housing, Kimberly Woods Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.96%, 6/7/2018(b)	7,600	7,600
California Statewide Communities Development Authority, Rady Children’s Hospital Series C, Rev., VRDO, LOC: Northern Trust Co., 1.04%, 6/7/2018(b)	12,320	12,320
Calleguas-Las Virgenes Public Financing Authority Rev., VRDO, LOC: Wells Fargo Bank NA, 1.04%, 6/7/2018(b)	1,400	1,400
City & County of San Francisco, Multifamily Housing, 1601 Mariposa Apartments Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.90%, 6/7/2018(b)	1,000	1,000
City & County of San Francisco, Multi-Family Housing, City Heights Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.96%, 6/7/2018(b)	1,400	1,400
City & County of San Francisco, Multifamily Housing, Folsom-Dore Apartment Project Series A, Rev., VRDO, LOC: Citibank NA, 0.97%, 6/7/2018(b)	600	600
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.15%, 6/7/2018(b)	14,750	14,750
City Of Irvine, Reassessment District No. 05-21, Limited Obligation Improvement Bonds Series A, VRDO, LOC: U.S. Bank NA, 0.43%, 6/1/2018(b)(c)	242	242

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
California — continued
City of Palo Alto Series 2016-XF2266, GO, VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	4,160	4,160
City of Riverside, Riverside Renaissance Projects COP, VRDO, LOC: Bank of America NA, 0.95%, 6/7/2018(b)	2,310	2,310
City of San Jose, Multifamily Housing, Almaden Lake Village Apartments
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 6/7/2018(b)	2,000	2,000
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 6/7/2018(b)	1,500	1,500
County of Sacramento, Special Facilities Apartment Rev., VRDO, LOC: Bank of America NA, 1.09%, 6/7/2018(b)	500	500
East Bay Municipal Utility District, Water System Series A-1, Rev., VRDO, 1.00%, 6/7/2018(b)	1,900	1,900
Eastern Municipal Water District, Water & Wastewater Series B, Rev., VRDO, 0.83%, 6/7/2018(b)	1,125	1,125
Irvine Unified School District Series B, VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.97%, 6/7/2018(b)	3,175	3,175
Los Angeles Community College District Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	6,170	6,170
Los Angeles Community Redevelopment Agency, Multi-Family Housing, Views at 270 Series A, Rev., VRDO, LOC: Citibank NA, 1.00%, 6/7/2018(b)	1,386	1,386
Los Angeles County Housing Authority Rev., VRDO, FNMA, LIQ: FNMA, 0.82%, 6/7/2018(b)	4,593	4,593
Los Angeles Department of Water & Power Series B-3, Rev., VRDO, 0.48%, 6/1/2018(b)	4,005	4,005
Los Angeles Department of Water & Power, Power System Series B, Subseries B-2, Rev., VRDO, 0.80%, 6/7/2018(b)	6,350	6,350
Los Angeles Department of Water & Power, Waterworks Series B, Subseries B-3, Rev., VRDO, 0.80%, 6/7/2018(b)	2,400	2,400
Los Rios Community College District Series 2016-ZF2386, GO, VRDO, LIQ: Citibank NA, 1.16%, 6/7/2018(b)(c)	3,000	3,000
Metropolitan Water District of Southern California Series A-2, Rev., VRDO, 0.90%, 6/7/2018(b)	1,695	1,695
Modesto Irrigation District Financing Authority, Municipal Securities Trust Receipts Class A, Rev., VRDO, NATL, LOC: Societe Generale, 1.07%, 6/7/2018(b)	6,000	6,000
Orange County Water District Series 2016-ZM0155, COP, VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	5,240	5,240
Oxnard Housing Authority, Seawind Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.00%, 6/7/2018(b)	1,750	1,750
Sacramento County Housing Authority, Multi-Family Housing, Ashford Park Apartments Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.86%, 6/7/2018(b)	375	375
Sacramento County Housing Authority, Multi-Family Housing, River Terrace Apartments Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.86%, 6/7/2018(b)	865	865
Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments Series D, Rev., VRDO, LOC: Citibank NA, 0.97%, 6/7/2018(b)	400	400
San Diego Housing Authority, Multi-Family Housing, Studio 15 Series B, Rev., VRDO, LOC: Citibank NA, 0.97%, 6/7/2018(b)	4,670	4,670

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
California — continued
San Francisco City & County Redevelopment Agency, Multi-Family Housing, Mercy Terrace Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 0.82%, 6/7/2018(b)	5,100	5,100
San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments Series G, Rev., VRDO, LOC: Citibank NA, 0.98%, 6/7/2018(b)	250	250
San Marcos Unified School District Series 2016-ZF2390, GO, VRDO, LIQ: Citibank NA, 1.08%, 6/7/2018(b)(c)	7,760	7,760
Santa Clara Valley Transportation Authority, Sales Tax Series C, Rev., VRDO, 0.93%, 6/7/2018(b)	2,400	2,400
Santa Cruz Redevelopment Agency, Multi-Family Housing, 1010 Pacific Avenue Apartments Series B, Class B, Rev., VRDO, FNMA, LOC: FNMA, 0.93%, 6/7/2018(b)	2,430	2,430
State of California Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.86%, 6/7/2018(b)	600	600
Tender Option Bond Trust Receipts/CTFS
Series 2016-XF0524, Rev., VRDO, LIQ: TD Bank NA, 1.06%, 6/7/2018(b)(c)	2,675	2,675
Series 2016-XG0043, GO, VRDO, AGC, LIQ: TD Bank NA, 1.06%, 6/7/2018(b)(c)	14,500	14,500
Series 2016-XL0015, Rev., VRDO, LIQ: Barclays Bank plc, 1.06%, 6/7/2018(b)(c)	5,000	5,000
Series 2017-XF0607, Rev., VRDO, LIQ: TD Bank NA, 1.06%, 6/7/2018(b)(c)	3,330	3,330
Series 2018-XF2577, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.06%, 6/7/2018(b)(c)	2,000	2,000
Series 2017-XF0559, Rev., VRDO, LIQ: Royal Bank of Canada, 1.07%, 6/7/2018(b)(c)	3,350	3,350
Series 2017-XF0559, Rev., VRDO, LIQ: Royal Bank of Canada, 1.07%, 6/7/2018(b)(c)	1,335	1,335
Series 2017-XG0117, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.07%, 6/7/2018(b)(c)	10,305	10,305
Series 2018-XF2532, Rev., VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	970	970
Series 2018-XF2534, GO, VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	920	920
Series 2018-YX1083, Rev., VRDO, LIQ: Barclays Bank plc, 1.07%, 6/7/2018(b)(c)	2,000	2,000
Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	2,000	2,000
Series 2017-XG0121, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	3,000	3,000
Series 2017-XG0124, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	2,000	2,000
Series 2018-XG0182, Rev., VRDO, LIQ: Barclays Bank plc, 1.08%, 6/7/2018(b)(c)	2,900	2,900
Series 2016-XF2322, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.09%, 6/7/2018(b)(c)	7,500	7,500
Series 2018-XL0059, Rev., VRDO, LIQ: Barclays Bank plc, 1.09%, 6/7/2018(b)(c)	3,000	3,000
Series 2018-ZM0585, GO, VRDO, LIQ: Wells Fargo Bank NA, 1.09%, 6/7/2018(b)(c)	3,750	3,750
Series 2018-ZM0590, GO, VRDO, LIQ: Bank of America NA, 1.09%, 6/7/2018(b)(c)	1,670	1,670

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
California — continued
Series 2018-ZM0592, GO, VRDO, LIQ: Bank of America NA, 1.09%, 6/7/2018(b)(c)	3,725	3,725
Series 2018-ZM0601, GO, VRDO, LIQ: Bank of America NA, 1.09%, 6/7/2018(b)(c)	1,575	1,575
Series 2017-XF0578, GO, VRDO, LIQ: TD Bank NA, 1.11%, 6/7/2018(b)(c)	3,810	3,810

		319,826

TOTAL MUNICIPAL BONDS (Cost $319,826)		319,826

Investments(a)	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 4.2%
California — 4.2%
Nuveen California Quality Municipal Income Fund
Series 4, LIQ: Royal Bank of Canada, 1.21%, 6/7/2018 #(c)	7,000	7,000
Series 1, LIQ: Societe Generale, 1.22%, 6/7/2018 #(c)	7,000	7,000

		14,000

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $14,000)		14,000

Total Investments — 99.8% (Cost $333,826)*		333,826
Other Assets in Excess of Liabilities — 0.2%		582

Net Assets — 100.0%		334,408

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
IDA	Industrial Development Authority
IDR	Industrial Development Revenue
LIQ	Liquidity Agreement
LOC	Letter of Credit
NATL	Insured by National Public Finance Guarantee Corp.
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.

(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Quoted prices in active markets for identical securities.

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$333,826	$—	$333,826

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.8%(a)
California — 98.8%
Certificate of Participation/Lease — 1.1%
City & County of San Francisco, Multiple Capital Improvement Projects Series A, COP, 5.00%, 4/1/2022	1,250	1,285
County of Monterey, 2009 Refinancing Project COP, AGM, 5.00%, 8/1/2020	1,500	1,578

		2,863

Education — 3.9%
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,720
Series U-2, Rev., 5.00%, 10/1/2032	1,500	1,880
California Educational Facilities Authority, University of Southern California
Series A, Rev., 5.00%, 10/1/2023	1,000	1,162
California State University, Systemwide
Series C, Rev., AGM, 5.00%, 11/1/2019	1,000	1,045
University of California
Series AB, Rev., 5.00%, 5/15/2026	570	623
Series AM, Rev., 5.00%, 5/15/2028	1,500	1,741
Series AR, Rev., 5.00%, 5/15/2034	1,910	2,242

		10,413

General Obligation — 27.4%
Counties of Santa Barbara, San Luis Obispo & Ventura, Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,444
Counties of Sonoma, Mendocino & Marin, Sonoma County Junior College District GO, 5.00%, 8/1/2027	1,000	1,143
County of Contra Costa, Mount Diablo Unified School District, Election of 2010 Series E, GO, 5.00%, 8/1/2026	1,210	1,361
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,344
County of Los Angeles, Mount San Antonio Community College District, Election of 2008, Capital Appreciation Series A, GO, Zero Coupon, 8/1/2030	3,205	1,902
County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation Series A, GO, Zero Coupon, 8/1/2027	2,000	1,539
County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation GO, AGM, Zero Coupon, 9/1/2024	1,000	853
County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2029	1,000	1,138
County of San Diego, Escondido Union High School District, Election of 2008, Capital Appreciation Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,245
County of San Mateo, South San Francisco Unified School District, Capital Appreciation Series C, GO, Zero Coupon, 9/1/2028	1,800	1,347
County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2027	1,700	1,992
County of Santa Clara, Cupertino Union School District Series A, GO, 5.00%, 8/1/2027	1,000	1,147
County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,653
County of Santa Clara, Foothill-De Anza Community College District GO, 5.00%, 8/1/2021	1,000	1,101
County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation
GO, Zero Coupon, 8/1/2022	1,500	1,384
GO, Zero Coupon, 8/1/2025	1,015	857
GO, Zero Coupon, 8/1/2026	1,500	1,219
County of Santa Clara, San Jose Unified School District
GO, 5.00%, 8/1/2028	1,750	2,006
Series C, GO, 5.00%, 8/1/2030	900	1,041
Series C, GO, 5.00%, 8/1/2031	1,560	1,804

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,387
Los Angeles Community College District Series A, GO, 5.00%, 8/1/2031	1,500	1,732
Los Angeles Unified School District, Election of 2004 Series I, GO, 5.00%, 7/1/2025	1,000	1,037
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	317
GO, Zero Coupon, 7/1/2032	880	528
Napa Valley Community College District Series C, GO, NATL-RE, Zero Coupon, 8/1/2021	315	271
Palomar Pomerado Health, Election of 2004, Capital Appreciation Series A, GO, NATL-RE, Zero Coupon, 8/1/2018	1,500	1,496
San Diego Unified School District, Election of 1998
Series C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,439
Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,160
San Francisco Bay Area Rapid Transit District, Election of 2004 Series D, GO, 5.00%, 8/1/2032	2,000	2,347
San Francisco City & County, Earthquake Safety & Emergency Series D, GO, 3.00%, 6/15/2025	2,500	2,613
San Mateo County Community College District
Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,432
Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	571
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, 5.00%, 9/1/2030	1,005	1,154
State of California
GO, NATL-RE-IBC, 6.25%, 10/1/2019	60	61
GO, 5.00%, 9/1/2021	1,000	1,102
GO, 5.00%, 8/1/2022	10	10
GO, 5.25%, 9/1/2027	1,575	1,743
State of California, School Facilities
GO, 4.00%, 9/1/2032	2,000	2,176
State of California, Various Purpose
GO, 5.25%, 10/1/2022	2,310	2,421
GO, 5.50%, 4/1/2023	1,000	1,032
GO, 5.00%, 9/1/2026	2,000	2,407
GO, 5.00%, 12/1/2029	2,000	2,290
GO, 5.00%, 8/1/2030	2,000	2,406
GO, 5.00%, 9/1/2030	1,000	1,094
GO, 5.00%, 8/1/2031	1,500	1,739
GO, 5.00%, 10/1/2032	3,000	3,456
GO, 5.00%, 8/1/2033	1,000	1,177

		72,118

Hospital — 9.0%
ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare Series A, Rev., 5.00%, 8/1/2031	1,000	1,118
California Health Facilities Financing Authority, Adventist Health System
Series A, Rev., 5.00%, 3/1/2026	1,500	1,645
Series A, Rev., 4.00%, 3/1/2029	2,380	2,507
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	293
Rev., 5.00%, 11/15/2032	400	468
Series A, Rev., 5.00%, 8/15/2033	2,000	2,353
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Series A, Rev., 5.00%, 8/15/2027	580	672
Series A, Rev., 5.00%, 8/15/2028	850	980
Series A, Rev., 5.00%, 8/15/2030	1,655	1,930
California Health Facilities Financing Authority, St. Joseph Health System Series A, Rev., 5.00%, 7/1/2028	1,000	1,130
California Health Facilities Financing Authority, Sutter Health
Series A, Rev., 5.50%, 8/15/2018	1,000	1,008
Series D, Rev., 5.00%, 8/15/2025	1,000	1,097
Series A, Rev., 5.00%, 11/15/2025	500	593
Series A, Rev., 5.00%, 11/15/2031	1,500	1,750
Series A, Rev., 5.00%, 11/15/2032	1,150	1,338
Series A, Rev., 5.00%, 11/15/2033	2,000	2,365
California Statewide Communities Development Authority, Sutter Health Series A, Rev., 5.00%, 8/15/2019	515	536
University of California, Medical Center Series L, Rev., 5.00%, 5/15/2027	1,500	1,792

		23,575

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.2%
City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities Series A, Rev., GNMA COLL, 7.50%, 5/1/2023(b)	430	489

Industrial Development Revenue/Pollution Control Revenue — 0.6%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,512

Other Revenue — 9.1%
Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation Series C, Rev., AGM, Zero Coupon, 9/1/2019	1,000	980
California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation Rev., 5.00%, 6/1/2020	1,000	1,047
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series A, Rev., 5.00%, 10/1/2028	1,000	1,145
California State Public Works Board, Department of General Services Series F, Rev., 5.00%, 5/1/2030	1,000	1,161
California State Public Works Board, Judicial Council of California, New Stockton Courthouse Series B, Rev., 5.00%, 10/1/2020	1,000	1,074
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,339
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A-1, Rev., 5.00%, 6/1/2024	2,500	2,841
Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park & Open Space Series A, Rev., NATL-RE, 5.00%, 10/1/2019	1,500	1,568
Midpeninsula Regional Open Space District, 2004 Project Lease
Rev., 5.00%, 9/1/2030	500	590
Rev., 5.00%, 9/1/2031	270	318
San Diego Regional Building Authority, County Operations Center Series A, Rev., 5.00%, 10/15/2033	2,370	2,766
San Marcos Public Facilities Authority Rev., Zero Coupon, 1/1/2019(b)	715	709
San Mateo County Joint Powers Financing Authority, Capital Projects Program Series A, Rev., 5.25%, 7/15/2021	2,190	2,315
San Mateo County Joint Powers Financing Authority, Youth Services Campus Series A, Rev., 5.00%, 7/15/2031	2,000	2,352
Santa Ana Financing Authority, Police Administration & Holding Facility Lease Series A, Rev., NATL-RE, 6.25%, 7/1/2024(b)	750	877
Santa Ana Financing Authority, Police Administration & Holding Facility Lease, Unrefunded Balance Series A, Rev., NATL-RE, 6.25%, 7/1/2024	750	863
Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2029	1,000	1,124

		24,069

Prerefunded — 13.2%
Anaheim Public Financing Authority, Anaheim Electric Systems Distribution Facilities Series A, Rev., 5.00%, 4/1/2019(b)	1,535	1,579
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area Series F-1, Rev., 5.00%, 4/1/2019(b)	1,500	1,543
California Educational Facilities Authority, Pomona College Series A, Rev., 5.00%, 1/1/2019(b)	1,000	1,020
California Health Facilities Financing Authority, Providence Health & Services Series C, Rev., 6.25%, 10/1/2018(b)	1,500	1,524

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
California State Department of Water Resources, Central Valley Project, Water System
Series AF, Rev., 5.00%, 12/1/2018(b)	3,300	3,358
Series AG, Rev., 5.00%, 12/1/2019(b)	1,500	1,575
California State Public Works Board, Department of Developmental Services, Porterville Developmental Center Housing Expansion & Recreation Complex Series C, Rev., 6.00%, 4/1/2019(b)	1,500	1,555
City of Los Angeles, Department of Water & Power, Power System Series B, Rev., 5.25%, 7/1/2019(b)	20	21
Counties of Alameda & Contra Costa, East Bay Municipal Utility District Series A, Rev., 5.00%, 6/1/2020(b)	1,500	1,599
County of Los Angeles, Pasadena Unified School District, Election of 2008 Series A-1, GO, 5.00%, 8/1/2019(b)	1,000	1,040
County of Los Angeles, Torrance Unified School District, Election of 2008 GO, 5.38%, 8/1/2019(b)	1,500	1,566
County of Sacramento, Airport System Series A, Rev., AGM, 5.00%, 7/1/2018(b)	200	200
County of San Diego, San Diego Community College District, Election of 2006 GO, 5.00%, 8/1/2021(b)	1,000	1,100
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2021(b)	1,610	1,771
Irvine Ranch Water District COP, 5.00%, 3/1/2020(b)	5,040	5,333
San Diego Public Facilities Financing Authority, Sewer Waste Water System
Series A, Rev., 5.00%, 5/15/2019(b)	1,500	1,549
Series B, Rev., 5.00%, 8/1/2019(b)	2,000	2,078
San Francisco Bay Area Rapid Transit District, Sales Tax Rev., 5.00%, 7/1/2020(b)	1,500	1,601
San Francisco City & County Airports Commission, San Francisco International Airport, Second Series Series D, Rev., 5.00%, 5/3/2021(b)	385	421
San Francisco City & County Public Utilities Commission, Water Subseries A, Rev., 5.00%, 5/1/2020(b)	2,380	2,530
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, 5.00%, 9/1/2023(b)	1,030	1,191
University of California Series AB, Rev., 5.00%, 5/15/2021(b)	430	470

		34,624

Transportation — 15.4%
Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien Series B, Rev., AGM, 5.00%, 10/1/2035	2,000	2,301
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series F-1, Rev., 5.00%, 4/1/2027	1,175	1,305
Series F-1, Rev., 5.00%, 4/1/2029	1,855	2,053
City of Long Beach Harbor
Series B, Rev., 5.00%, 5/15/2024	250	291
Series A, Rev., 5.00%, 5/15/2025	1,000	1,063
Series B, Rev., 5.00%, 5/15/2026	1,750	1,882
Series B, Rev., 5.00%, 5/15/2027	225	259
Series A, Rev., AMT, 5.00%, 5/15/2033	500	580
City of Los Angeles, Department of Airports, Los Angeles International Airport
Series A, Rev., 5.00%, 5/15/2026	2,000	2,122
Series A, Rev., 5.00%, 5/15/2027	1,000	1,061
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,361
Rev., AMT, 5.00%, 5/15/2030	1,475	1,729
Series C, Rev., 5.00%, 5/15/2031	1,250	1,440
City of Los Angeles, Harbor Department
Series A, Rev., AMT, 5.00%, 8/1/2021	1,000	1,090
Series B, Rev., 5.00%, 8/1/2025	1,000	1,093
Series A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,694
County of Los Angeles, Metropolitan Transportation Authority
Series A, Rev., 5.00%, 7/1/2020	1,500	1,604
Series A, Rev., 5.25%, 7/1/2023	2,000	2,144

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — continued
County of Sacramento, Airport System Series A, Rev., AGM, 5.00%, 7/1/2022	1,300	1,300
Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation Series A, Rev., Zero Coupon, 1/1/2026(b)	1,795	1,492
Los Angeles Department of Airports, Senior Bonds, Los Angeles International Airport Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,194
San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,221
San Diego County Regional Airport Authority, Senior Airport Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,114
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	870
Series A, Rev., 5.00%, 7/1/2035	1,000	1,174
San Francisco City & County Airports Commission, San Francisco International Airport, Second Series
Series D, Rev., 5.00%, 5/1/2026	1,615	1,756
Series A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,194

		40,387

Utility — 7.7%
City of Burbank, Water & Power Electric Series A, Rev., 5.00%, 6/1/2022	2,860	3,054
City of Los Angeles, Department of Water & Power, Power System
Series B, Rev., 5.00%, 7/1/2023	1,500	1,555
Series B, Rev., 5.25%, 7/1/2023	1,500	1,559
Series B, Rev., 5.25%, 7/1/2024	1,480	1,540
Series C, Rev., 5.00%, 7/1/2027	1,500	1,746
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2020	1,500	1,604
Santa Clara Valley Water District and Water Utilities System Series A, Rev., 5.00%, 6/1/2030	1,600	1,898
Southern California Public Power Authority, Apex Power Project Series A, Rev., 5.00%, 7/1/2030	1,000	1,153
Southern California Public Power Authority, Canyon Power Project Series A, Rev., 5.00%, 7/1/2025	500	548
Southern California Public Power Authority, Gas Project, Project No.1 Series A, Rev., 5.00%, 11/1/2018	2,135	2,161
State of California, Department of Water Resources, Power Supply Series O, Rev., 5.00%, 5/1/2022	3,000	3,367

		20,185

Water & Sewer — 11.2%
California State Department of Water Resources, Central Valley Project Water System Series AW, Rev., 5.00%, 12/1/2032	2,600	3,101
City of Bakersfield, Wastewater Series A, Rev., 5.00%, 9/15/2031	2,000	2,340
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2028	1,825	2,143
Series B, Rev., 5.00%, 6/1/2033	1,500	1,745
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,332
County of Marin, Marin Water District Financing Authority, Sub Lien Series A, Rev., 5.00%, 7/1/2028	1,185	1,330
County of San Mateo, Silicon Valley Clean Water Rev., 5.00%, 2/1/2030	790	908
Eastern Municipal Water District Financing Authority, Water & Wastewater Series B, Rev., 5.00%, 7/1/2033	3,000	3,529

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
Metropolitan Water District of Southern California, Water
Series D, Rev., 5.00%, 7/1/2020	1,000	1,037
Series F, Rev., 5.00%, 7/1/2028	2,000	2,243
Series A, Rev., 5.00%, 10/1/2029	1,500	1,670
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	1,000	1,194
San Diego Public Facilities Financing Authority, Sewer Waste Water System Rev., 5.00%, 5/15/2025	1,020	1,208
Southern California Water Replenishment District Financing Authority, Replenishment Assessment
Rev., 5.00%, 8/1/2030	1,050	1,227
Rev., 5.00%, 8/1/2031	1,420	1,655
Rev., 5.00%, 8/1/2032	2,410	2,806

		29,468

Total California		259,703

TOTAL MUNICIPAL BONDS (Cost $251,042)		259,703

	Shares (000)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANY — 0.3%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (c)(d)(Cost $704)	704	704

Total Investments — 99.1% (Cost $251,746)		260,407
Other Assets in Excess of Liabilities — 0.9%		2,387

Net Assets — 100.0%		262,794

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations
AGC		Insured by Assured Guaranty Corp.
AGM		Insured by Assured Guaranty Municipal Corp.
AMBAC		Insured by American Municipal Bond Assurance Corp.
AMT		Alternative Minimum Tax
COLL		Collateral
COP		Certificate of Participation
CR		Custodial Receipts
GNMA		Government National Mortgage Association
GO		General Obligation
IBC		Insured Bond Certificates
NATL		Insured by National Public Finance Guarantee Corp.
RE		Reinsured
Rev.		Revenue
(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Security is prerefunded or escrowed to maturity.
(c)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	The rate shown was the current yield as of May 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$704	$259,703	$—	$260,407

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 94.1%
Aerospace & Defense — 3.1%
Arconic, Inc. 5.90%, 2/1/2027	245	247
Harris Corp. 4.40%, 6/15/2028	405	409
L3 Technologies, Inc.
3.85%, 6/15/2023	120	120
4.40%, 6/15/2028	385	384
Lockheed Martin Corp. 2.90%, 3/1/2025	515	491
Northrop Grumman Corp. 3.25%, 1/15/2028	370	349
Rockwell Collins, Inc.
3.20%, 3/15/2024	165	159
3.50%, 3/15/2027	235	225
United Technologies Corp. 3.75%, 11/1/2046	400	351

		2,735

Air Freight & Logistics — 0.1%
FedEx Corp. 4.10%, 2/1/2045	125	115

Auto Components — 0.2%
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	125	123

Automobiles — 1.6%
BMW US Capital LLC (Germany) 3.45%, 4/12/2023(a)	365	363
Daimler Finance North America LLC (Germany) 3.35%, 2/22/2023(a)	435	430
Ford Motor Co. 4.75%, 1/15/2043	250	223
General Motors Co.
5.00%, 4/1/2035	250	243
5.20%, 4/1/2045	150	142

		1,401

Banks — 21.2%
Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(a)(b)(c)(d)	400	411
Banco Santander SA (Spain) 3.85%, 4/12/2023	400	393
Bank of America Corp.
2.15%, 11/9/2020	250	244
2.50%, 10/21/2022	1,113	1,067
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(c)	440	429
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(b)(c)(d)	80	79
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(c)	145	140
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(c)	680	641
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(c)	215	212
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032(c)	110	103
Bank of Nova Scotia (The) (Canada) 3.13%, 4/20/2021	1,160	1,157
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024(c)	400	399
4.34%, 1/10/2028	200	191
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(c)	200	199
Capital One Bank USA NA 3.38%, 2/15/2023	250	244
Capital One NA 2.65%, 8/8/2022	500	481
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)	500	492
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(b)(c)(d)	440	447
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	510	493
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(c)	465	469
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(c)	645	607
4.75%, 5/18/2046	100	97
Citizens Bank NA 3.70%, 3/29/2023	500	502
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	250	235
Credit Agricole SA (France) 3.75%, 4/24/2023(a)	250	246
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(b)(c)(d)	200	218
Discover Bank 3.45%, 7/27/2026	510	475
Fifth Third Bank 3.85%, 3/15/2026	270	266
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(c)	750	737
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	345	346
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025(b)(c)(d)	400	401

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Intesa Sanpaolo SpA (Italy)
3.88%, 7/14/2027(a)	200	175
3.88%, 1/12/2028(a)	200	175
KeyBank NA 3.40%, 5/20/2026	265	253
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(c)	495	456
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	400	390
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029(c)	210	209
Santander UK Group Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(c)	400	388
Societe Generale SA (France) (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(b)(c)(d)	200	213
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.78%, 10/18/2022	645	625
SunTrust Bank 3.30%, 5/15/2026	405	385
UBS Group Funding Switzerland AG (Switzerland) (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	860	826
Wells Fargo & Co. 3.07%, 1/24/2023	1,015	988
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)	120	115
4.40%, 6/14/2046	395	368
Westpac Banking Corp. (Australia) 3.65%, 5/15/2023	520	521
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(c)	105	102

		18,610

Beverages — 1.9%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	225	231
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.60%, 4/15/2048	75	75
4.44%, 10/6/2048	505	490
Dr Pepper Snapple Group, Inc. 2.55%, 9/15/2026	455	397
PepsiCo, Inc.
3.00%, 10/15/2027	360	343
3.45%, 10/6/2046	165	148

		1,684

Biotechnology — 1.4%
AbbVie, Inc.
3.20%, 5/14/2026	395	371
4.50%, 5/14/2035	75	75
Amgen, Inc.
2.60%, 8/19/2026	230	208
4.40%, 5/1/2045	175	170
Celgene Corp. 4.35%, 11/15/2047	180	162
Gilead Sciences, Inc.
4.00%, 9/1/2036	145	139
4.15%, 3/1/2047	140	135

		1,260

Building Products — 0.4%
Masco Corp. 4.50%, 5/15/2047	205	189
Owens Corning
4.30%, 7/15/2047	120	101
4.40%, 1/30/2048	65	56

		346

Capital Markets — 9.1%
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	760	739
Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023(a)	250	246
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(b)(c)(d)	200	210
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(b)(c)(d)	200	198
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(c)	275	259
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/2021	940	907
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(b)(c)(d)	400	380
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	1,200	1,162
3.50%, 11/16/2026	190	180
3.85%, 1/26/2027	660	639
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)	140	134
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(c)	75	74
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(c)	200	191
(ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028(a)(c)	100	93

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Markets — continued
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)	1,000	997
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(c)	1,155	1,101
State Street Corp.
(ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(c)	509	496

		8,006

Chemicals — 0.4%
CF Industries, Inc. 4.50%, 12/1/2026(a)	130	129
Mosaic Co. (The) 4.05%, 11/15/2027	263	250

		379

Communications Equipment — 0.1%
Plantronics, Inc. 5.50%, 5/31/2023(a)	100	100

Construction Materials — 0.2%
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	160	141
Vulcan Materials Co. 4.50%, 6/15/2047	65	60

		201

Consumer Finance — 2.4%
AerCap Ireland Capital DAC (Ireland) 3.50%, 1/15/2025	445	420
American Express Co.
3.38%, 5/17/2021	895	896
3.40%, 2/27/2023	200	199
Ford Motor Credit Co. LLC 3.82%, 11/2/2027	200	188
General Motors Financial Co., Inc. 3.85%, 1/5/2028	120	112
Synchrony Financial 3.95%, 12/1/2027	340	316

		2,131

Containers & Packaging — 0.1%
International Paper Co. 4.35%, 8/15/2048	115	105

Diversified Financial Services — 2.3%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,000	958
National Rural Utilities Cooperative Finance Corp.
2.70%, 2/15/2023	400	391
3.40%, 2/7/2028	230	225
Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.45%), 4.30%, 3/8/2029(a)(c)	200	194
Shell International Finance BV (Netherlands) 3.75%, 9/12/2046	250	236

		2,004

Diversified Telecommunication Services — 3.1%
AT&T, Inc.
4.30%, 2/15/2030(a)	100	96
4.30%, 12/15/2042	300	263
4.35%, 6/15/2045	620	538
CCO Holdings LLC 5.13%, 5/1/2027(a)	250	234
Sprint Capital Corp. 8.75%, 3/15/2032	250	269
Telefonica Emisiones SAU (Spain) 4.67%, 3/6/2038	340	325
Verizon Communications, Inc.
4.27%, 1/15/2036	476	443
4.13%, 8/15/2046	655	563

		2,731

Electric Utilities — 7.2%
AEP Texas, Inc. 3.95%, 6/1/2028(a)	195	196
Commonwealth Edison Co. 4.00%, 3/1/2048	150	149
DTE Electric Co. Series A, 4.05%, 5/15/2048	170	170
Duke Energy Corp.
2.65%, 9/1/2026	281	255
3.15%, 8/15/2027	255	238
Duke Energy Indiana LLC 3.75%, 5/15/2046	110	104
Edison International 4.13%, 3/15/2028	325	323
Emera US Finance LP (Canada) 4.75%, 6/15/2046	100	99
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(c)	200	212
Enel Finance International NV (Italy) 3.50%, 4/6/2028(a)	200	180
Entergy Louisiana LLC 2.40%, 10/1/2026	200	182
Entergy Mississippi, Inc. 2.85%, 6/1/2028	225	208
Eversource Energy Series M, 3.30%, 1/15/2028	225	213
Exelon Corp. 3.95%, 6/15/2025	400	398
Fortis, Inc. (Canada) 3.06%, 10/4/2026	165	151
Indiana Michigan Power Co. 3.85%, 5/15/2028	220	221
ITC Holdings Corp. 3.25%, 6/30/2026	255	241
Pacific Gas & Electric Co.
2.95%, 3/1/2026	370	339
3.95%, 12/1/2047	120	106
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	200	188

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
PPL Capital Funding, Inc. 3.10%, 5/15/2026	410	383
Sierra Pacific Power Co. 2.60%, 5/1/2026	400	370
Southern California Edison Co.
Series D, 3.40%, 6/1/2023	220	220
Series C, 4.13%, 3/1/2048	175	171
Southern Co. (The) 3.25%, 7/1/2026	400	377
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	120	113
Union Electric Co. 4.00%, 4/1/2048	230	227
Virginia Electric & Power Co. Series B, 2.95%, 11/15/2026	265	250

		6,284

Electrical Equipment — 0.4%
Eaton Corp. 3.10%, 9/15/2027	345	323

Electronic Equipment, Instruments & Components — 0.1%
Corning, Inc. 4.38%, 11/15/2057	120	106

Energy Equipment & Services — 1.0%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	110	104
Halliburton Co. 3.80%, 11/15/2025	290	289
Schlumberger Holdings Corp. 4.00%, 12/21/2025(a)	475	476

		869

Equity Real Estate Investment Trusts (REITs) — 1.7%
American Tower Corp.
3.13%, 1/15/2027	255	232
3.60%, 1/15/2028	245	230
EPR Properties 4.95%, 4/15/2028	325	316
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	200	190
Simon Property Group LP 3.38%, 12/1/2027	245	233
Welltower, Inc. 4.25%, 4/15/2028	310	303

		1,504

Food & Staples Retailing — 0.6%
Kroger Co. (The) 3.88%, 10/15/2046	219	185
Sysco Corp. 4.45%, 3/15/2048	110	106
Walgreens Boots Alliance, Inc. 3.45%, 6/1/2026	275	260

		551

Food Products — 0.7%
Campbell Soup Co. 4.15%, 3/15/2028	325	311
Kraft Heinz Foods Co.
3.00%, 6/1/2026	125	114
4.38%, 6/1/2046	240	213

		638

Gas Utilities — 0.2%
Southern California Gas Co.
Series UU, 4.13%, 6/1/2048	145	147

Health Care Equipment & Supplies — 1.4%
Abbott Laboratories 3.75%, 11/30/2026	295	291
Becton Dickinson and Co. 3.36%, 6/6/2024	325	314
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(a)	75	77
Medtronic, Inc. 3.50%, 3/15/2025	310	309
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	200	199

		1,190

Health Care Providers & Services — 2.3%
Aetna, Inc. 3.88%, 8/15/2047	195	174
Anthem, Inc. 3.65%, 12/1/2027	330	314
CVS Health Corp.
2.88%, 6/1/2026	430	394
4.30%, 3/25/2028	295	293
4.78%, 3/25/2038	355	352
HCA, Inc. 5.88%, 2/15/2026	250	252
Tenet Healthcare Corp. 4.63%, 7/15/2024(a)	160	154
UnitedHealth Group, Inc. 3.75%, 10/15/2047	120	111

		2,044

Hotels, Restaurants & Leisure — 0.7%
Darden Restaurants, Inc. 4.55%, 2/15/2048	60	55
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026(a)	100	97
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)	100	103
McDonald’s Corp. 3.63%, 5/1/2043	205	182
MGM Resorts International 4.63%, 9/1/2026	135	125

		562

Household Products — 0.4%
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.75%, 6/26/2024(a)	405	384

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Industrial Conglomerates — 0.1%
General Electric Co. 4.13%, 10/9/2042	50	46

Insurance — 1.7%
American International Group, Inc. 3.88%, 1/15/2035	450	407
Brighthouse Financial, Inc. 4.70%, 6/22/2047	70	61
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048(a)	170	173
Lincoln National Corp. 3.80%, 3/1/2028	115	111
MetLife, Inc.
6.40%, 12/15/2036	200	215
4.13%, 8/13/2042	190	180
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(c)	200	208
3.91%, 12/7/2047	120	110

		1,465

Internet & Direct Marketing Retail — 0.3%
Amazon.com, Inc. 3.15%, 8/22/2027(a)	225	217

IT Services — 0.2%
IBM Credit LLC 3.00%, 2/6/2023	200	197

Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	255	237

Media — 4.4%
21st Century Fox America, Inc. 3.38%, 11/15/2026	365	352
CBS Corp. 3.38%, 2/15/2028	416	377
Charter Communications Operating LLC
3.75%, 2/15/2028	235	214
5.38%, 5/1/2047	205	191
5.75%, 4/1/2048	124	121
Clear Channel Worldwide Holdings, Inc. Series B, 6.50%, 11/15/2022	250	255
Comcast Corp.
2.35%, 1/15/2027	380	334
3.20%, 7/15/2036	645	543
3.40%, 7/15/2046	180	145
4.00%, 3/1/2048	145	129
Cox Communications, Inc. 4.60%, 8/15/2047(a)	125	117
DISH DBS Corp. 5.88%, 11/15/2024	125	104
Sirius XM Radio, Inc. 6.00%, 7/15/2024(a)	125	128
Time Warner, Inc. 2.95%, 7/15/2026	650	592
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	200	192
Viacom, Inc. 4.38%, 3/15/2043	80	69

		3,863

Metals & Mining — 0.5%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(a)	200	196
Glencore Funding LLC (Switzerland) 4.00%, 3/27/2027(a)	200	191

		387

Multiline Retail — 0.1%
Target Corp. 3.63%, 4/15/2046	105	94

Multi-Utilities — 1.8%
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	624	568
4.25%, 6/1/2028	105	105
NiSource, Inc. 3.49%, 5/15/2027	475	456
Sempra Energy
3.40%, 2/1/2028	345	326
4.00%, 2/1/2048	125	115

		1,570

Oil, Gas & Consumable Fuels — 6.6%
Anadarko Petroleum Corp. 3.45%, 7/15/2024	350	340
BP Capital Markets plc (United Kingdom) 3.28%, 9/19/2027	285	276
Buckeye Partners LP 5.60%, 10/15/2044	115	110
Cenovus Energy, Inc. (Canada) 4.25%, 4/15/2027	565	543
Chevron Corp. 2.95%, 5/16/2026	225	216
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	290	292
Enable Midstream Partners LP 4.95%, 5/15/2028	280	280
Enbridge, Inc. (Canada) (ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078(c)	200	192
Energy Transfer Partners LP 5.15%, 2/1/2043	140	125
Enterprise Products Operating LLC
3.70%, 2/15/2026	275	271
4.90%, 5/15/2046	295	303
Kinder Morgan Energy Partners LP 5.00%, 3/1/2043	325	306
Marathon Petroleum Corp. 4.75%, 9/15/2044	65	64

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
MPLX LP 4.13%, 3/1/2027	225	219
Noble Energy, Inc. 5.25%, 11/15/2043	160	170
ONEOK Partners LP 4.90%, 3/15/2025	490	509
Phillips 66 3.90%, 3/15/2028	515	511
Phillips 66 Partners LP 4.90%, 10/1/2046	120	119
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	310	285
TransCanada PipeLines Ltd. (Canada) 4.25%, 5/15/2028	415	416
Western Gas Partners LP 5.45%, 4/1/2044	85	84
Williams Partners LP 4.00%, 9/15/2025	145	142

		5,773

Pharmaceuticals — 1.9%
Allergan Funding SCS 4.55%, 3/15/2035	205	196
GlaxoSmithKline Capital, Inc. (United Kingdom) 3.63%, 5/15/2025	450	451
Mylan, Inc. 4.55%, 4/15/2028(a)	140	137
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	495	467
3.20%, 9/23/2026	265	243
Valeant Pharmaceuticals International, Inc. 5.50%, 11/1/2025(a)	170	167

		1,661

Road & Rail — 1.7%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)	100	98
Burlington Northern Santa Fe LLC
3.00%, 4/1/2025	280	270
3.90%, 8/1/2046	110	105
Canadian Pacific Railway Co. (Canada) 2.90%, 2/1/2025	310	295
CSX Corp.
2.60%, 11/1/2026	300	273
3.80%, 11/1/2046	120	107
Hertz Corp. (The) 5.50%, 10/15/2024(a)	150	120
Norfolk Southern Corp.
3.15%, 6/1/2027	185	175
4.15%, 2/28/2048	55	53

		1,496

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc. 6.38%, 10/1/2022	125	128
Broadcom Corp.
3.13%, 1/15/2025	240	224
3.50%, 1/15/2028	120	110
Intel Corp.
2.60%, 5/19/2026	390	364
3.73%, 12/8/2047(a)	45	43
Microchip Technology, Inc. 4.33%, 6/1/2023(a)	335	336
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	200	208

		1,413

Software — 2.1%
Microsoft Corp.
2.40%, 8/8/2026	626	580
3.50%, 2/12/2035	195	190
3.70%, 8/8/2046	165	160
Oracle Corp.
2.65%, 7/15/2026	890	829
4.00%, 11/15/2047	115	112

		1,871

Specialty Retail — 0.7%
Home Depot, Inc. (The) 2.13%, 9/15/2026	570	511
Lowe’s Cos., Inc. 3.70%, 4/15/2046	135	124

		635

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.
2.45%, 8/4/2026	255	235
2.90%, 9/12/2027	320	304
3.85%, 8/4/2046	80	77
3.75%, 11/13/2047	160	152
Dell International LLC 6.02%, 6/15/2026(a)	560	590

		1,358

Thrifts & Mortgage Finance — 0.5%
BPCE SA (France)
2.75%, 1/11/2023(a)	250	240
3.25%, 1/11/2028(a)	250	232

		472

Tobacco — 2.2%
Altria Group, Inc.
2.63%, 9/16/2026	255	233
3.88%, 9/16/2046	185	165
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024(a)	155	148
3.56%, 8/15/2027(a)	470	442
4.54%, 8/15/2047(a)	135	127
Philip Morris International, Inc.
2.13%, 5/10/2023	760	715
2.75%, 2/25/2026	135	126

		1,956

Trading Companies & Distributors — 0.7%
Aviation Capital Group LLC 3.88%, 5/1/2023(a)	525	524
United Rentals North America, Inc. 5.50%, 5/15/2027	125	124

		648

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Wireless Telecommunication Services — 0.8%
Vodafone Group plc (United Kingdom)
4.13%, 5/30/2025	330	329
4.38%, 5/30/2028	185	183
5.00%, 5/30/2038	105	105
5.25%, 5/30/2048	110	111

		728

TOTAL CORPORATE BONDS (Cost $83,807)		82,620

SHORT-TERM INVESTMENTS — 6.5%

	Shares (000)
INVESTMENT COMPANY — 6.1%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (e)(f) (Cost $5,287)	5,287	5,288

	Principal Amount ($000)
U.S. TREASURY OBLIGATION — 0.4%
U.S. Treasury Bills 1.79%, 9/13/2018(g)(h) (Cost $373)	375	373
TOTAL SHORT-TERM INVESTMENTS (Cost $5,660)		5,661

Total Investments — 100.6% (Cost $89,467)		88,281
Liabilities in Excess of Other Assets — (0.6%)		(523)

Net Assets — 100.0%		87,758

Percentages indicated are based on net assets.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	74	09/2018	USD	15,701	28
U.S. Treasury Long Bond	37	09/2018	USD	5,347	115
U.S. Treasury Ultra Bond	21	09/2018	USD	3,329	80

					223

Short Contracts
U.S. Treasury 10 Year Note	(42)	09/2018	USD	(5,050)	(39)
U.S. Treasury 10 Year Ultra Note	(113)	09/2018	USD	(14,464)	(125)
U.S. Treasury 5 Year Note	(10)	09/2018	USD	(1,138)	(3)

					(167)

					56

Abbreviations

ICE LIBOR		Intercontinental Exchange London Interbank Offered Rate
USD		United States Dollar
(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Security is an interest bearing note with preferred security characteristics.
(e)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	—	The rate shown was the current yield as of May 31, 2018.
(g)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(h)	—	The rate shown is the effective yield as of May 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Other derivatives are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,288	82,993	—	$88,281

Appreciation in Other Financial Instruments
Futures Contracts (a)	$223	$—	$—	$223

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(167)	$—	$—	$(167)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

There were no transfers among any levels during the period ended May 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 92.3%
Argentina — 5.1%
Aeropuertos Argentina 2000 SA 6.88%, 2/1/2027(a)	460	450
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023(b)	705	643
Arcor SAIC 6.00%, 7/6/2023(a)	915	916
Banco Macro SA (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(b)(c)	1,080	1,026
Generacion Mediterranea SA 9.63%, 7/27/2023(a)	330	343
Pampa Energia SA
7.38%, 7/21/2023(a)	1,030	1,030
7.50%, 1/24/2027(a)	970	925
7.50%, 1/24/2027(b)	930	887
Tecpetrol SA 4.88%, 12/12/2022(a)	1,150	1,073
YPF SA
8.50%, 7/28/2025(b)	970	989
6.95%, 7/21/2027(b)	695	645
6.95%, 7/21/2027(a)	520	483
7.00%, 12/15/2047(a)	1,340	1,113

		10,523

Bahrain — 0.6%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(b)	1,260	1,216

Brazil — 8.7%
Banco ABC Brasil SA 7.88%, 4/8/2020(b)	890	936
Banco do Brasil SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(b)(c)(d)(e)	2,780	2,303
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(a)	1,460	1,537
CSN Resources SA 6.50%, 7/21/2020(b)	665	629
Hidrovias International Finance SARL 5.95%, 1/24/2025(a)	1,140	1,066
Itau Unibanco Holding SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022(a)(c)(d)(e)	760	716
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%, 3/19/2023(a)(c)(d)(e)	1,070	1,012
JSL Europe SA 7.75%, 7/26/2024(a)	3,180	3,116
Light Servicos de Eletricidade SA 7.25%, 5/3/2023(a)	1,600	1,532
Minerva Luxembourg SA 6.50%, 9/20/2026(a)	1,020	938
Suzano Austria GmbH 7.00%, 3/16/2047(a)	1,210	1,285
Votorantim Cimentos SA 7.25%, 4/5/2041(b)	1,191	1,218
Vrio Finco 1 LLC
6.25%, 4/4/2023(a)	320	322
6.88%, 4/4/2028(a)	1,490	1,499

		18,109

Canada — 0.4%
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	840	790

Chile — 1.3%
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)	2,080	1,987
Empresa Electrica Guacolda SA 4.56%, 4/30/2025(a)	830	766

		2,753

China — 14.5%
Baoxin Auto Finance I Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 12.62%), 8.75%, 12/15/2019(b)(c)(d)(e)	700	700
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.91%), 5.62%, 10/30/2020(b)(c)(d)(e)	295	270
Bluestar Finance Holdings Ltd. 4.38%, 6/11/2020(b)	1,320	1,329
CCCI Treasure Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 4/21/2020(b)(c)(d)(e)	1,330	1,302
CDBL Funding 2 3.00%, 8/1/2022(b)	1,406	1,349
China Life Insurance Co. Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.29%), 4.00%, 7/3/2075(b)(c)	640	625

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
China — continued
China Minmetals Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(b)(c)(d)(e)	1,730	1,589
Chouzhou International Investment Ltd. 4.00%, 12/5/2020(b)	1,060	1,044
CITIC Ltd. 4.00%, 1/11/2028(b)	2,210	2,087
CNAC HK Finbridge Co. Ltd. 4.88%, 3/14/2025(b)	1,030	1,033
Fantasia Holdings Group Co. Ltd. 8.38%, 3/8/2021(b)	1,510	1,442
Fortune Star BVI Ltd. 5.25%, 3/23/2022(b)	2,460	2,312
GOME Retail Holdings Ltd. 5.00%, 3/10/2020(b)	698	676
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(b)	1,450	1,404
Huarong Finance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022(b)(c)(d)(e)	1,020	994
Overseas Chinese Town Asia Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 7.71%), 4.30%, 10/10/2020(b)(c)(d)(e)	660	636
Rock International Investment, Inc. 6.63%, 3/27/2020(b)	1,060	870
Semiconductor Manufacturing International Corp.
4.13%, 10/7/2019(b)	820	821
4.13%, 10/7/2019(a)	200	200
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022(b)(c)(d)(e)	1,050	889
Tewoo Group Finance No. 3 Ltd. 4.63%, 4/6/2020(b)	2,110	1,921
Tianqi Finco Co. Ltd. 3.75%, 11/28/2022(b)	1,090	1,008
Times China Holdings Ltd.
6.25%, 1/23/2020(b)	360	357
6.25%, 1/17/2021(b)	1,070	1,030
Top Wise Excellence Enterprise Co. Ltd. 6.00%, 3/16/2020(b)	744	713
Weichai International Hong Kong Energy Group Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.08%), 3.75%, 9/14/2022(b)(c)(d)(e)	587	544
Wisdom Glory Group Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 8.67%), 5.25%, 7/19/2020(b)(c)(d)(e)	1,030	998
Yuzhou Properties Co. Ltd.
6.38%, 3/6/2021(b)	1,070	1,046
6.00%, 1/25/2022(b)	970	908

		30,097

Colombia — 3.2%
Banco GNB Sudameris SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 4/3/2027(a)(c)	1,100	1,101
Bancolombia SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(c)	1,070	1,013
Ecopetrol SA
5.38%, 6/26/2026	2,030	2,079
7.38%, 9/18/2043	30	33
5.88%, 5/28/2045	413	395
Frontera Energy Corp. Series AI, 10.00% (cash), 11/2/2021(f)	883	959
Geopark Ltd. 6.50%, 9/21/2024(a)	1,030	1,003

		6,583

Congo, Democratic Republic of the — 0.5%
HTA Group Ltd. 9.13%, 3/8/2022(a)	1,136	1,148

Costa Rica — 0.4%
Autopistas del Sol SA 7.38%, 12/30/2030(a)	851	852

El Salvador — 0.3%
AES El Salvador Trust II 6.75%, 3/28/2023(b)	601	563

Guatemala — 1.4%
Central American Bottling Corp. 5.75%, 1/31/2027(a)	783	782
Comunicaciones Celulares SA 6.88%, 2/6/2024(b)	1,600	1,632
Energuate Trust 5.88%, 5/3/2027(a)	470	457

		2,871

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Hong Kong — 6.5%
Bank of East Asia Ltd. (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 5/18/2022(b)(c)(d)(e)	1,010	974
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.70%), 4.00%, 11/3/2026(b)(c)	1,580	1,544
CK Hutchison Capital Securities 17 Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 4.00%, 5/12/2022(b)(c)(d)(e)	1,050	1,007
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021(b)	1,640	1,527
King Power Capital Ltd. 5.63%, 11/3/2024(b)	910	966
LS Finance Ltd. 4.25%, 10/16/2022(b)	1,840	1,766
Nan Fung Treasury Ltd.
4.50%, 9/20/2022(b)	440	446
3.88%, 10/3/2027(b)	1,550	1,441
Studio City Co. Ltd. 7.25%, 11/30/2021(b)	1,120	1,166
Wing Lung Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/2027(b)(c)	1,080	1,037
WTT Investment Ltd. 5.50%, 11/21/2022(a)	1,690	1,616

		13,490

India — 3.8%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028(b)	1,370	1,235
Azure Power Energy Ltd. 5.50%, 11/3/2022(a)	1,241	1,172
Greenko Dutch BV 5.25%, 7/24/2024(a)	1,013	950
JSW Steel Ltd. 5.25%, 4/13/2022(b)	1,540	1,517
NTPC Ltd. 4.38%, 11/26/2024(b)	680	678
Vedanta Resources plc
6.38%, 7/30/2022(a)	710	697
7.13%, 5/31/2023(b)	640	633
6.13%, 8/9/2024(a)	990	918

		7,800

Indonesia — 2.7%
Listrindo Capital BV 4.95%, 9/14/2026(a)	983	914
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(a)	1,440	1,355
Minejesa Capital BV
4.63%, 8/10/2030(a)	653	606
5.63%, 8/10/2037(a)	458	424
SSMS Plantation Holdings Pte. Ltd. 7.75%, 1/23/2023(b)	1,510	1,431
Theta Capital Pte. Ltd. 7.00%, 4/11/2022(b)	1,070	988

		5,718

Israel — 3.6%
Israel Electric Corp. Ltd.
6.88%, 6/21/2023(b)	510	562
Series 6, 5.00%, 11/12/2024(b)	1,437	1,469
4.25%, 8/14/2028(b)	826	787
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	4,856	3,901
6.75%, 3/1/2028	243	245
4.10%, 10/1/2046	620	452

		7,416

Jamaica — 1.9%
Digicel Group Ltd.
8.25%, 9/30/2020(b)	2,639	1,992
7.13%, 4/1/2022(b)	2,800	1,921

		3,913

Jordan — 0.7%
Hikma Pharmaceuticals plc 4.25%, 4/10/2020(b)	1,550	1,531

Kazakhstan — 0.5%
Nostrum Oil & Gas Finance BV 8.00%, 7/25/2022(a)	1,040	1,036

Kuwait — 1.7%
Kuwait Projects Co. SPC Ltd.
5.00%, 3/15/2023(b)	2,448	2,457
4.50%, 2/23/2027(b)	1,082	1,019

		3,476

Luxembourg — 1.1%
Altice Financing SA 7.50%, 5/15/2026(b)	2,420	2,314

Mauritius—0.7%
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(a)	1,448	1,499

Mexico — 7.2%
Alfa SAB de CV 6.88%, 3/25/2044(b)	870	865
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(c)(d)(e)	1,942	1,906

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Mexico — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028(a)(c)(d)(e)	570	563
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(a)(c)	1,840	1,662
Cometa Energia SA de CV 6.38%, 4/24/2035(a)	2,420	2,361
Elementia SAB de CV
5.50%, 1/15/2025(b)	550	521
5.50%, 1/15/2025(a)	200	190
Fresnillo plc 5.50%, 11/13/2023(b)	690	714
Grupo Bimbo SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%, 4/17/2023(a)(c)(d)(e)	1,080	1,067
Grupo KUO SAB de CV 5.75%, 7/7/2027(a)	1,590	1,495
Grupo Posadas SAB de CV 7.88%, 6/30/2022(b)	920	927
Mexichem SAB de CV 5.88%, 9/17/2044(b)	1,372	1,242
Nemak SAB de CV 4.75%, 1/23/2025(a)	360	338
Petroleos Mexicanos
6.50%, 3/13/2027	470	478
6.35%, 2/12/2048(a)	133	120
Sixsigma Networks Mexico SA de CV 8.25%, 11/7/2021(b)	575	606

		15,055

Morocco — 0.6%
OCP SA 6.88%, 4/25/2044(b)	1,140	1,227

Nigeria — 1.9%
Fidelity Bank plc 10.50%, 10/16/2022(a)	1,278	1,310
IHS Netherlands Holdco BV 9.50%, 10/27/2021(a)	1,640	1,656
United Bank for Africa plc 7.75%, 6/8/2022(b)	1,030	1,047

		4,013

Norway — 0.4%
DNO ASA 8.75%, 5/31/2023(b)	800	805

Panama — 0.4%
Banistmo SA 3.65%, 9/19/2022(a)	876	825

Peru — 2.6%
Inkia Energy Ltd. 5.88%, 11/9/2027(a)	1,025	960
Nexa Resources SA 5.38%, 5/4/2027(a)	2,680	2,590
Transportadora de Gas del Peru SA 4.25%, 4/30/2028(b)	1,150	1,104
Union Andina de Cementos SAA 5.88%, 10/30/2021(b)	799	805

		5,459

Qatar — 2.0%
ABQ Finance Ltd. 3.50%, 2/22/2022(b)	2,150	2,056
IBQ Finance Ltd. 3.50%, 11/25/2020(b)	1,020	1,005
QNB Finance Ltd. 2.13%, 9/7/2021(b)	1,130	1,068

		4,129

Saudi Arabia — 0.2%
Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 4/10/2022(b)	330	325

Singapore — 2.3%
Olam International Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.29%), 5.35%, 7/20/2021(b)(c)(d)(e)	561	540
Parkway Pantai Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 4.25%, 7/27/2022(b)(c)(d)(e)	1,050	996
United Overseas Bank Ltd. (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023(b)(c)(d)(e)	1,610	1,503
Yanlord Land HK Co. Ltd. 5.88%, 1/23/2022(b)	1,830	1,812

		4,851

South Africa — 1.4%
Eskom Holdings SOC Ltd. 5.75%, 1/26/2021(b)	1,560	1,550
Stillwater Mining Co.
6.13%, 6/27/2022(a)	1,094	1,054
7.13%, 6/27/2025(a)	302	290

		2,894

South Korea — 2.4%
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2047(b)(c)	2,730	2,460

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
South Korea — continued
Woori Bank
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 5/16/2022(b)(c)(d)(e)	2,681	2,591

		5,051

Turkey — 8.8%
Akbank Turk A/S (USD Swap Semi 5 Year + 5.03%), 7.20%, 3/16/2027(b)(c)	594	572
(USD Swap Semi 5 Year + 4.03%), 6.80%, 4/27/2028(a)(c)	2,510	2,300
KOC Holding A/S
5.25%, 3/15/2023(b)	800	786
5.25%, 3/15/2023(a)	680	668
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023(a)	722	679
QNB Finansbank A/S 6.25%, 4/30/2019(b)	670	673
Ronesans Gayrimenkul Yatirim A/S 7.25%, 4/26/2023(a)	1,569	1,477
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022(b)	1,100	1,050
(USD Swap Semi 5 Year + 4.22%), 6.13%, 5/24/2027(b)(c)	3,760	3,497
Turkiye Is Bankasi A/S
5.00%, 4/30/2020(b)	1,010	984
6.00%, 10/24/2022(b)	1,070	984
6.13%, 4/25/2024(a)	739	682
Turkiye Sise ve Cam Fabrikalari A/S 4.25%, 5/9/2020(b)	802	786
Turkiye Vakiflar Bankasi TAO 6.00%, 11/1/2022(b)	1,080	983
(USD Swap Semi 5 Year + 5.44%), 6.87%, 2/3/2025(b)(c)	1,030	986
Yapi ve Kredi Bankasi A/S 6.10%, 3/16/2023(a)	1,323	1,232

		18,339

Ukraine — 0.5%
Metinvest BV 8.50%, 4/23/2026(a)	1,090	1,064

United Arab Emirates — 2.0%
Abu Dhabi National Energy Co. PJSC 3.88%, 5/6/2024(b)	980	958
ADCB Finance Cayman Ltd. 4.00%, 3/29/2023(a)	1,200	1,189
EA Partners I BV 6.88%, 9/28/2020(b)	1,360	986
EA Partners II BV 6.75%, 6/1/2021(b)	1,341	932

		4,065

TOTAL CORPORATE BONDS (COST $199,997)		191,800

	Shares (000)	Value ($)
COMMON STOCKS — 0.5%
Colombia — 0.5%
Frontera Energy Corp.* (Cost $1,325)	35	1,013

	Principal Amount ($000)	Value ($000)
SUPRANATIONAL — 0.5%
African Export-Import Bank (The) 4.13%, 6/20/2024(b) (Cost $1,051)	1,040	981

CONVERTIBLE BONDS — 0.5%
United Arab Emirates — 0.5%
Aabar Investments PJSC 0.50%, 3/27/2020(b) (Cost $904)	EUR 900	965

FOREIGN GOVERNMENT SECURITIES — 0.4%
Argentina — 0.4%
Provincia de Buenos Aires 9.95%, 6/9/2021(b) (Cost $982)	890	935

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes 0.75%, 9/30/2018(g) (Cost $239)	240	239

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 5.8%
INVESTMENT COMPANIES — 5.8%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90% (h)(i) (Cost $12,075)	12,074	12,077

Total Investments — 100.1% (Cost $216,573)		208,010
Liabilities in Excess of Other Assets — (0.10)%		(255)

Net Assets — 100.00%		207,755

Percentages indicated are based on net assets.

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except numbers of contract):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	68	09/2018	USD	8,176	66
U.S. Treasury 2 Year Note	16	09/2018	USD	3,395	4
U.S. Treasury Long Bond	27	09/2018	USD	3,901	79

					149

Short Contracts
U.S. Treasury 5 Year Note	(56)	09/2018	USD	(6,372)	(33)

					(33)

					116

Forward foreign currency exchange contracts outstanding as of May 31, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,109	EUR	897	Merrill Lynch International	6/29/2018	59

Total unrealized appreciation						59

EUR	97	USD	120	BNP Paribas	6/29/2018	(6)

Total unrealized depreciation						(6)

Net unrealized appreciation						53

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

EUR	Euro
USD	United States Dollar

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(e)	—	Security is an interest bearing note with preferred security characteristics.
(f)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(h)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(i)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JP Morgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

JPMorgan Emerging Markets Corporate Debt Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,090	$194,920	$—	$208,010

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$59	$—	$59
Futures Contracts (a)	149	—	—	149

Total Appreciation in Other Financial Instruments	$149	$59	$—	$208

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(6)	$—	$(6)
Futures Contracts (a)	(33)	—	—	(33)

Total Depreciation in Other Financial Instruments	$(33)	$(6)	$—	$(39)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a common stock and a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 67.8%
Angola — 2.5%
Republic of Angola
7.00%, 8/17/2019(a)		2,819	2,842
9.50%, 11/12/2025(a)		12,700	14,224
8.25%, 5/9/2028(b)		9,350	9,654
9.38%, 5/8/2048(b)		8,940	9,476

			36,196

Argentina — 5.3%
Bonos de la Nacion Argentina con Ajuste por CER 4.00%, 3/6/2020	ARS	192,352	7,659
Provincia de Buenos Aires 9.95%, 6/9/2021(a)		9,770	10,258
Provincia de Cordoba
7.13%, 6/10/2021(a)		2,300	2,283
7.45%, 9/1/2024(a)		1,200	1,161
7.13%, 8/1/2027(b)		5,600	5,012
Provincia de Mendoza Argentina 8.38%, 5/19/2024(a)		3,950	3,891
Republic of Argentina
6.88%, 4/22/2021		27,600	27,738
8.28%, 12/31/2033		8,679	8,709
0.00%, 12/15/2035		18,068	1,220
7.63%, 4/22/2046		3,500	3,093
6.88%, 1/11/2048		2,531	2,069
7.13%, 6/28/2117(a)		6,438	5,343

			78,436

Armenia — 0.8%
Republic of Armenia
6.00%, 9/30/2020(a)		400	410
7.15%, 3/26/2025(a)		10,900	11,608

			12,018

Azerbaijan — 0.4%
Republic of Azerbaijan
4.75%, 3/18/2024(a)		3,000	2,985
3.50%, 9/1/2032(a)		3,400	2,822

			5,807

Bahrain — 1.0%
Kingdom of Bahrain
5.50%, 3/31/2020(a)		1,500	1,476
5.88%, 1/26/2021(a)		3,925	3,827
6.13%, 7/5/2022(a)		9,319	8,946

			14,249

Belarus — 1.5%
Republic of Belarus
6.88%, 2/28/2023(a)		4,000	4,200
7.63%, 6/29/2027(a)		9,600	10,272
7.63%, 6/29/2027(b)		3,435	3,675
6.20%, 2/28/2030(b)		3,980	3,861

			22,008

Bermuda — 0.4%
Government of Bermuda
4.14%, 1/3/2023(a)		2,000	2,017
4.85%, 2/6/2024(a)		3,600	3,700

			5,717

Brazil — 0.9%
Federative Republic of Brazil
6.00%, 4/7/2026		7,167	7,489
8.25%, 1/20/2034		4,650	5,522

			13,011

Colombia — 2.6%
Republic of Colombia
8.13%, 5/21/2024		1,100	1,324
3.88%, 4/25/2027		6,300	6,048
10.38%, 1/28/2033		673	1,028
7.38%, 9/18/2037		3,871	4,815
5.00%, 6/15/2045		25,800	24,949

			38,164

Costa Rica — 1.0%
Instituto Costarricense de Electricidad 6.38%, 5/15/2043(a)		5,109	4,164
Republic of Costa Rica
4.25%, 1/26/2023(a)		2,232	2,081
4.38%, 4/30/2025(a)		3,785	3,434
7.00%, 4/4/2044(a)		5,000	4,781

			14,460

Croatia — 1.2%
Republic of Croatia
6.75%, 11/5/2019(a)		4,720	4,920
6.00%, 1/26/2024(a)		12,067	12,927

			17,847

Dominican Republic — 2.2%
Government of Dominican Republic
5.88%, 4/18/2024(a)		9,812	10,033
6.88%, 1/29/2026(a)		12,146	12,874
5.95%, 1/25/2027(a)		3,300	3,309
7.45%, 4/30/2044(a)		5,450	5,791

			32,007

Ecuador — 1.1%
Republic of Ecuador
10.50%, 3/24/2020(a)		2,787	2,891
10.75%, 3/28/2022(a)		4,300	4,514
7.95%, 6/20/2024(a)		3,050	2,852
8.88%, 10/23/2027(b)		6,000	5,640

			15,897

Egypt — 1.8%
Arab Republic of Egypt
6.13%, 1/31/2022(a)		3,500	3,531
5.88%, 6/11/2025(a)		11,719	11,411
7.50%, 1/31/2027(a)		4,900	5,096
8.50%, 1/31/2047(a)		5,699	6,041

			26,079

El Salvador — 2.7%
Republic of El Salvador
7.38%, 12/1/2019(a)		3,222	3,308
7.75%, 1/24/2023(a)		4,450	4,667
5.88%, 1/30/2025(a)		2,950	2,799
6.38%, 1/18/2027(a)		2,184	2,075
8.25%, 4/10/2032(a)		6,419	6,724
7.65%, 6/15/2035(a)		17,194	17,065
7.63%, 2/1/2041(a)		3,802	3,745

			40,383

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Ethiopia — 0.5%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)		7,600	7,477

Georgia — 0.1%
Republic of Georgia 6.88%, 4/12/2021(a)		1,400	1,484

Ghana — 0.5%
Republic of Ghana 8.13%, 1/18/2026(a)		7,000	7,359

Honduras — 1.0%
Republic of Honduras
8.75%, 12/16/2020(a)		11,351	12,245
7.50%, 3/15/2024(a)		800	854
6.25%, 1/19/2027(a)		1,400	1,410

			14,509

Hungary — 2.6%
Republic of Hungary
5.75%, 11/22/2023		26,472	28,656
5.38%, 3/25/2024		8,990	9,597

			38,253

Indonesia — 1.6%
Republic of Indonesia
5.88%, 1/15/2024(a)		3,450	3,726
4.13%, 1/15/2025(a)		1,860	1,844
4.35%, 1/8/2027(a)		1,200	1,197
6.63%, 2/17/2037(a)		8,500	9,998
6.75%, 1/15/2044(a)		6,085	7,454

			24,219

Iraq — 1.1%
Republic of Iraq
6.75%, 3/9/2023(a)		8,530	8,562
5.80%, 1/15/2028(a)		8,591	8,097

			16,659

Ivory Coast — 0.8%
Republic of Cote d’Ivoire
5.75%, 12/31/2032(a)(c)		4,986	4,674
6.63%, 3/22/2048(a)	EUR	3,800	4,376
6.63%, 3/22/2048(b)	EUR	2,510	2,890

			11,940

Jamaica — 1.2%
Jamaica Government International Bond
8.00%, 6/24/2019		2,144	2,187
9.25%, 10/17/2025		1,759	2,207
8.00%, 3/15/2039		11,059	12,566

			16,960

Kazakhstan — 0.9%
Republic of Kazakhstan
5.13%, 7/21/2025(a)		4,900	5,218
4.88%, 10/14/2044(a)		6,400	6,296
6.50%, 7/21/2045(a)		940	1,121

			12,635

Kenya — 1.2%
Republic of Kenya
6.88%, 6/24/2024(a)		12,900	13,013
7.25%, 2/28/2028(b)		1,800	1,807
8.25%, 2/28/2048(b)		3,330	3,305

			18,125

Lebanon — 2.7%
Republic of Lebanon
5.15%, 6/12/2018(a)		4,350	4,343
6.38%, 3/9/2020		12,496	12,153
8.25%, 4/12/2021(a)		18,149	17,922
6.20%, 2/26/2025(a)		5,600	4,746

			39,164

Macedonia, the Former Yugoslav Republic of — 0.2%
Former Yugoslav Republic of Macedonia 2.75%, 1/18/2025(b)	EUR	3,203	3,660

Malaysia — 0.2%
1MDB Global Investments Ltd. 4.40%, 3/9/2023(a)		3,500	3,159

Mexico — 1.0%
United Mexican States
3.38%, 2/23/2031	EUR	2,060	2,676
5.55%, 1/21/2045		8,540	8,807
4.60%, 1/23/2046		3,500	3,159

			14,642

Mongolia — 1.1%
Mongolia Government International Bond
10.88%, 4/6/2021(a)		10,483	11,794
5.63%, 5/1/2023(b)		1,910	1,850
8.75%, 3/9/2024(b)		1,240	1,364
8.75%, 3/9/2024(a)		600	660

			15,668

Morocco — 0.1%
Kingdom of Morocco 5.50%, 12/11/2042(a)		1,500	1,554

Nigeria — 2.0%
Federal Republic of Nigeria
6.50%, 11/28/2027(a)		8,000	7,880
6.50%, 11/28/2027(b)		4,450	4,383
7.14%, 2/23/2030(a)		3,500	3,496
7.70%, 2/23/2038(b)		7,778	7,778
7.63%, 11/28/2047(b)		6,010	5,905

			29,442

Oman — 2.7%
Oman Government International Bond
3.63%, 6/15/2021(a)		763	742
4.75%, 6/15/2026(a)		11,700	10,939
5.38%, 3/8/2027(a)		7,100	6,852
6.50%, 3/8/2047(a)		18,658	17,469
6.75%, 1/17/2048(b)		3,067	2,917

			38,919

Pakistan — 1.1%
Republic of Pakistan 7.25%, 4/15/2019(a)		15,397	15,572

Panama — 2.1%
Republic of Panama
8.88%, 9/30/2027		3,290	4,466
9.38%, 4/1/2029		5,550	7,798
6.70%, 1/26/2036		5,100	6,267
4.50%, 5/15/2047		4,200	4,084
4.30%, 4/29/2053		8,050	7,557

			30,172

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Paraguay — 1.8%
Paraguay Government International Bond
4.70%, 3/27/2027(a)		1,500	1,462
5.60%, 3/13/2048(b)		3,900	3,871
Republic of Paraguay
5.00%, 4/15/2026(a)		7,300	7,428
6.10%, 8/11/2044(a)		13,340	13,757

			26,518

Philippines — 0.7%
Republic of Philippines 7.75%, 1/14/2031		7,550	10,060

Romania — 1.0%
Republic of Romania
6.75%, 2/7/2022(a)		6,966	7,593
4.38%, 8/22/2023(a)		5,374	5,434
4.88%, 1/22/2024(a)		2,058	2,125

			15,152

Russia — 0.6%
Russian Federation 5.88%, 9/16/2043(a)		8,800	9,339

Senegal — 0.4%
Republic of Senegal
6.25%, 5/23/2033(a)		711	659
6.75%, 3/13/2048(b)		6,045	5,440

			6,099

Serbia — 1.1%
Republic of Serbia
4.88%, 2/25/2020(a)		6,200	6,278
7.25%, 9/28/2021(a)		8,900	9,712

			15,990

South Africa — 1.4%
Republic of South Africa
5.50%, 3/9/2020		3,900	4,012
5.00%, 10/12/2046		9,400	8,225
8.75%, 2/28/2048	ZAR	111,000	8,080

			20,317

Sri Lanka — 1.8%
Republic of Sri Lanka
6.25%, 10/4/2020(a)		8,784	8,960
5.88%, 7/25/2022(a)		4,300	4,284
5.75%, 4/18/2023(b)		4,510	4,459
6.85%, 11/3/2025(a)		3,800	3,810
6.83%, 7/18/2026(a)		4,460	4,443

			25,956

Tajikistan — 0.1%
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)		1,810	1,631

Turkey — 2.9%
Republic of Turkey
6.25%, 9/26/2022		3,300	3,350
3.25%, 3/23/2023		19,552	17,523
7.38%, 2/5/2025		7,580	7,950
6.00%, 3/25/2027		6,000	5,760
6.00%, 1/14/2041		8,850	7,699

			42,282

Ukraine — 2.3%
Republic of Ukraine
7.75%, 9/1/2020(a)		15,500	15,965
7.75%, 9/1/2021(a)		3,241	3,338
7.75%, 9/1/2024(a)		4,300	4,300
7.75%, 9/1/2025(a)		3,498	3,455
Ukreximbank Via Biz Finance plc
9.63%, 4/27/2022(a)		6,944	7,188

			34,246

Uruguay — 2.3%
Republic of Uruguay
9.88%, 6/20/2022(b)	UYU	35,203	1,138
7.88%, 1/15/2033		6,246	8,089
7.63%, 3/21/2036		3,306	4,249
5.10%, 6/18/2050		11,879	11,775
4.98%, 4/20/2055		9,540	9,194

			34,445

Venezuela, Bolivarian Republic of — 0.7%
Republic of Venezuela
7.75%, 10/13/2019(a)(d)		2,212	631
6.00%, 12/9/2020(a)(d)		1,700	459
12.75%, 8/23/2022(a)(d)		3,370	1,005
9.00%, 5/7/2023(a)(d)		10,047	2,871
8.25%, 10/13/2024(a)(d)		6,430	1,837
7.65%, 4/21/2025(a)(d)		4,053	1,148
11.75%, 10/21/2026(a)(d)		2,740	808
9.25%, 5/7/2028(a)(d)		6,530	1,866

			10,625

Vietnam — 0.1%
Republic of Vietnam 6.75%, 1/29/2020(a)		1,000	1,045

Zambia — 0.5%
Republic of Zambia 5.38%, 9/20/2022(a)		8,950	7,719

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,026,546)			995,275

CORPORATE BONDS — 26.6%
Argentina — 1.2%
Pampa Energia SA
7.38%, 7/21/2023(a)		3,234	3,235
YPF SA
8.50%, 3/23/2021(a)		3,906	4,112
8.75%, 4/4/2024(a)		9,233	9,510

			16,857

Azerbaijan — 1.1%
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(a)		15,106	16,062

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Brazil — 2.5%
Caixa Economica Federal (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024(a)(e)	10,000	10,130
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(b)	4,500	4,737
GTL Trade Finance, Inc. 5.89%, 4/29/2024(a)	3,667	3,785
Itau Unibanco Holding SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022(b)(e)(f)(g)	4,890	4,610
Petrobras Global Finance BV 8.75%, 5/23/2026	4,344	4,790
Votorantim Cimentos SA 7.25%, 4/5/2041(a)	4,500	4,600
Vrio Finco 1 LLC 6.25%, 4/4/2023(b)	4,460	4,488

		37,140

Chile — 0.7%
Corp. Nacional del Cobre de Chile 4.50%, 9/16/2025(a)	2,900	2,971
Empresa Nacional del Petroleo 3.75%, 8/5/2026(a)	3,000	2,790
VTR Finance BV 6.88%, 1/15/2024(a)	4,500	4,567

		10,328

China — 0.3%
Franshion Development Ltd. 6.75%, 4/15/2021(a)	2,000	2,133
Shimao Property Holdings Ltd. 8.38%, 2/10/2022(a)	2,300	2,432

		4,565

Colombia — 1.2%
Ecopetrol SA
5.88%, 9/18/2023	7,550	7,978
5.38%, 6/26/2026	8,706	8,915

		16,893

Croatia — 0.1%
Hrvatska Elektroprivreda 5.88%, 10/23/2022(a)	2,000	2,085

Ecuador — 0.2%
Petroamazonas EP 4.63%, 11/6/2020(b)	3,480	3,149

Georgia — 0.1%
Georgian Railway JSC 7.75%, 7/11/2022(a)	1,400	1,460

Hungary — 0.1%
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(a)	2,000	2,105

India — 0.8%
IDBI Bank Ltd. 3.75%, 1/25/2019(a)	3,800	3,794
Vedanta Resources plc 6.38%, 7/30/2022(a)	7,800	7,653

		11,447

Indonesia — 1.9%
Minejesa Capital BV 4.63%, 8/10/2030(b)	6,373	5,908
Pertamina Persero PT
6.50%, 5/27/2041(a)	4,300	4,638
6.45%, 5/30/2044(a)	8,000	8,744
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(a)	2,600	2,438
5.25%, 5/15/2047(a)	2,600	2,431
6.15%, 5/21/2048(b)	3,000	3,101

		27,260

Israel — 0.6%
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	10,280	8,259
6.75%, 3/1/2028	447	450

		8,709

Jamaica — 0.2%
Digicel Group Ltd. 7.13%, 4/1/2022(a)	5,130	3,519

Kazakhstan — 2.2%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(a)	5,110	5,500
Kazakhstan Temir Zholy National Co. JSC 4.85%, 11/17/2027(b)	5,629	5,474
KazMunayGas National Co. JSC
9.13%, 7/2/2018(a)	1,875	1,880
4.40%, 4/30/2023(a)	3,491	3,469
4.75%, 4/19/2027(a)	5,100	5,039
5.75%, 4/19/2047(a)	3,000	2,912
6.38%, 10/24/2048(b)	7,760	7,915

		32,189

Mexico — 5.1%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(e)(f)(g)	4,140	4,062
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(a)	2,500	2,428
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(b)(e)	3,010	2,890
Cometa Energia SA de CV 6.38%, 4/24/2035(b)	9,550	9,319
Mexico City Airport Trust 5.50%, 7/31/2047(b)	857	748
Petroleos Mexicanos
5.50%, 1/21/2021	10,300	10,573
(ICE LIBOR USD 3 Month + 3.65%), 5.72%, 3/11/2022(e)	3,771	4,072
5.38%, 3/13/2022	17,400	17,884
6.75%, 9/21/2047	24,464	23,056

		75,032

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Morocco — 0.4%
OCP SA 6.88%, 4/25/2044(a)	5,010	5,392

Peru — 1.0%
Cia Minera Milpo SAA 4.63%, 3/28/2023(a)	4,821	4,752
Consorcio Transmantaro SA 4.38%, 5/7/2023(a)	600	592
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(a)	2,900	2,799
Petroleos del Peru SA
4.75%, 6/19/2032(b)	4,100	3,905
5.63%, 6/19/2047(b)	3,430	3,336

		15,384

Russia — 3.0%
GTLK Europe DAC 5.13%, 5/31/2024(a)	8,500	8,075
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(a)	7,600	8,161
Sberbank of Russia 6.13%, 2/7/2022(a)	8,750	9,089
Vnesheconombank Via VEB Finance plc
4.22%, 11/21/2018(a)	2,100	2,095
6.03%, 7/5/2022(a)	5,600	5,782
5.94%, 11/21/2023(a)	9,950	10,273

		43,475

South Africa — 1.5%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(a)	10,726	10,659
6.75%, 8/6/2023(a)	2,200	2,189
7.13%, 2/11/2025(a)	6,915	6,941
Transnet SOC Ltd. 4.00%, 7/26/2022(a)	2,300	2,208

		21,997

Sri Lanka — 0.2%
National Savings Bank 8.88%, 9/18/2018(a)	3,110	3,143

Trinidad and Tobago — 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/2019(a)	3,981	4,091

Tunisia — 0.1%
Banque Centrale de Tunisie International Bond 5.75%, 1/30/2025(a)	2,322	2,113

Turkey — 0.3%
TC Ziraat Bankasi A/S 5.13%, 9/29/2023(b)	4,080	3,647

Ukraine — 0.9%
State Savings Bank of Ukraine
9.38%, 3/10/2023(a)(c)	7,400	7,631
9.63%, 3/20/2025(a)(c)	5,000	5,150

		12,781

Venezuela, Bolivarian Republic of — 0.6%
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(d)	2,966	2,514
9.00%, 11/17/2021(a)(d)	2,730	713
12.75%, 2/17/2022(a)(d)	3,370	922
6.00%, 11/15/2026(a)(d)	5,416	1,214
5.38%, 4/12/2027(a)(d)	11,483	2,762
9.75%, 5/17/2035(a)(d)	3,420	885
5.50%, 4/12/2037(a)(d)	1,700	405

		9,415

TOTAL CORPORATE BONDS (COST $403,806)		390,238

U.S. TREASURY OBLIGATIONS — 0.0%(h)
U.S. Treasury Notes 0.75%, 9/30/2018(Cost $717)	720	717

	Shares (000)
SHORT-TERM INVESTMENTS — 3.8%
INVESTMENT COMPANIES — 3.8%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (i)(j)(Cost $55,590)	55,579	55,590

Total Investments — 98.2% (Cost $1,486,659)		1,441,820
Other Assets in Excess of Liabilities — 1.80%		27,107

Net Assets — 100.00%		1,468,927

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Forward foreign currency exchange contracts outstanding as of May 31, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	1,401	USD	1,058	Goldman Sachs International	6/19/2018	2
CNH	44,623	USD	6,946	Goldman Sachs International**	6/19/2018	10
COP	21,171,857	USD	7,204	Goldman Sachs International**	6/19/2018	116
EUR	6,518	PLN	28,121	Barclays Bank plc	6/19/2018	15
INR	76,340	USD	1,118	Goldman Sachs International**	6/19/2018	12
USD	8,947	AUD	11,472	Australia & New Zealand Banking Group Ltd.	6/19/2018	271
USD	8,709	CAD	11,232	Credit Suisse International	6/19/2018	42
USD	7,914	CNH	50,441	Goldman Sachs International**	6/19/2018	52
USD	790	CNH	5,032	HSBC Bank, NA**	6/19/2018	6
USD	930	CNH	5,847	Royal Bank of Canada**	6/19/2018	19
USD	8,435	COP	23,317,854	Credit Suisse International**	6/19/2018	373
USD	8,913	COP	25,678,768	Goldman Sachs International**	6/19/2018	34
USD	9,084	CZK	185,532	HSBC Bank, NA	6/19/2018	677
USD	906	CZK	19,261	Societe Generale	6/19/2018	33
USD	24,823	EUR	20,540	Credit Suisse International	6/19/2018	783
USD	7,290	EUR	6,218	Goldman Sachs International	6/19/2018	13
USD	8,785	EUR	7,074	Royal Bank of Canada	6/19/2018	506
USD	8,902	HUF	2,223,902	Goldman Sachs International	6/19/2018	765
USD	8,943	INR	589,890	Merrill Lynch International**	6/19/2018	212
USD	7,929	INR	527,939	Standard Chartered Bank**	6/19/2018	115
USD	7,389	KRW	7,977,765	Goldman Sachs International**	6/19/2018	2
USD	9,171	KRW	9,764,729	Goldman Sachs International**	6/19/2018	130
USD	17,171	MXN	323,800	Credit Suisse International	6/19/2018	980
USD	8,521	PHP	446,245	Citibank, NA**	6/19/2018	46
USD	8,827	PHP	463,439	Merrill Lynch International**	6/19/2018	25
USD	8,817	PLN	29,995	HSBC Bank, NA	6/19/2018	696
USD	9,178	RON	34,748	HSBC Bank, NA	6/19/2018	466
USD	17,283	RUB	1,006,182	Credit Suisse International**	6/19/2018	1,183
USD	851	THB	26,761	HSBC Bank, NA	6/19/2018	14
USD	17,783	TRY	69,908	BNP Paribas	6/19/2018	2,435
USD	4,354	TRY	18,055	HSBC Bank, NA	6/19/2018	390
USD	755	TWD	22,434	Citibank, NA**	6/19/2018	6
USD	889	TWD	26,357	Merrill Lynch International**	6/19/2018	10
IDR	123,379,283	USD	8,834	Merrill Lynch International**	6/20/2018	16
CLP	3,441,522	USD	5,461	Goldman Sachs International**	6/29/2018	2
USD	9,391	ARS	203,323	Goldman Sachs International**	6/29/2018	1,459
USD	18,207	COP	52,471,900	Credit Suisse International**	6/29/2018	71
USD	8,068	MXN	155,290	Goldman Sachs International	6/29/2018	317
USD	7,751	MXN	152,349	State Street Corp.	6/29/2018	147
USD	24,108	RUB	1,395,881	Goldman Sachs International**	6/29/2018	1,776
USD	16,669	TRY	69,632	HSBC Bank, NA	6/29/2018	1,445
USD	37,569	ZAR	457,614	Deutsche Bank AG	6/29/2018	1,744
USD	39,012	ZAR	493,127	State Street Corp.	6/29/2018	406
IDR	109,955,585	USD	7,837	Citibank, NA**	7/19/2018	20
INR	489,891	USD	7,220	Goldman Sachs International**	7/19/2018	– (k)
USD	7,857	IDR	109,955,585	Citibank, NA**	7/19/2018	– (k)

Total unrealized appreciation						17,842

BRL	26,624	USD	7,275	Goldman Sachs International**	6/19/2018	(137)
CAD	11,232	USD	8,739	TD Bank Financial Group	6/19/2018	(73)
CLP	5,033,947	USD	8,435	Credit Suisse International**	6/19/2018	(445)
CNY	56,502	USD	8,865	Deutsche Bank AG**	6/19/2018	(68)
CNY	55,167	USD	8,729	Goldman Sachs International**	6/19/2018	(140)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
COP	25,678,768	USD	9,226	Credit Suisse International**	6/19/2018	(348)
COP	2,145,997	USD	755	Merrill Lynch International**	6/19/2018	(13)
CZK	366,069	USD	17,770	Deutsche Bank AG	6/19/2018	(1,183)
EUR	13,695	USD	16,449	Goldman Sachs International	6/19/2018	(420)
EUR	7,297	USD	9,039	Standard Chartered Bank	6/19/2018	(499)
HUF	2,223,902	USD	8,900	HSBC Bank, NA	6/19/2018	(763)
ILS	28,723	USD	8,067	HSBC Bank, NA	6/19/2018	(1)
INR	59,599	USD	889	Standard Chartered Bank**	6/19/2018	(7)
KRW	9,764,729	USD	9,171	Merrill Lynch International**	6/19/2018	(130)
MXN	323,800	USD	17,234	Goldman Sachs International	6/19/2018	(1,042)
PHP	44,704	USD	851	Citibank, NA**	6/19/2018	(2)
PHP	42,839	USD	826	Deutsche Bank AG**	6/19/2018	(13)
PHP	40,431	USD	770	Standard Chartered Bank**	6/19/2018	(2)
PLN	28,121	USD	7,914	Credit Suisse International	6/19/2018	(301)
PLN	29,995	USD	8,902	Goldman Sachs International	6/19/2018	(782)
RON	34,748	USD	9,268	HSBC Bank, NA	6/19/2018	(556)
RUB	1,006,182	USD	17,507	Goldman Sachs International**	6/19/2018	(1,407)
THB	287,668	USD	9,219	Barclays Bank plc	6/19/2018	(223)
TRY	87,963	USD	21,242	HSBC Bank, NA	6/19/2018	(1,930)
TWD	228,518	USD	7,829	Citibank, NA**	6/19/2018	(201)
TWD	269,609	USD	9,267	Merrill Lynch International**	6/19/2018	(266)
USD	7,332	AUD	9,751	Credit Suisse International	6/19/2018	(43)
USD	7,925	ILS	28,723	HSBC Bank, NA	6/19/2018	(141)
USD	878	THB	28,203	Merrill Lynch International	6/19/2018	(4)
ZAR	93,893	USD	7,467	State Street Corp.	6/19/2018	(107)
USD	951	IDR	13,423,698	BNP Paribas**	6/20/2018	(12)
USD	7,868	IDR	109,955,585	Citibank, NA**	6/20/2018	(18)
CLP	3,386,693	USD	5,460	Goldman Sachs International**	6/29/2018	(84)
COP	31,388,141	USD	10,921	Citibank, NA**	6/29/2018	(73)
COP	85,638,629	USD	30,534	Credit Suisse International**	6/29/2018	(935)
COP	31,190,376	USD	10,921	Goldman Sachs International**	6/29/2018	(141)
MXN	307,639	USD	16,115	Goldman Sachs International	6/29/2018	(760)
RUB	732,011	USD	11,814	Citibank, NA**	6/29/2018	(103)
RUB	1,395,881	USD	22,957	Credit Suisse International**	6/29/2018	(625)
TRY	69,632	USD	16,885	HSBC Bank, NA	6/29/2018	(1,661)
USD	10,815	CLP	6,828,216	Standard Chartered Bank**	6/29/2018	(24)
USD	21,583	COP	62,578,517	Credit Suisse International**	6/29/2018	(46)
USD	11,432	COP	33,166,729	Credit Suisse International**	6/29/2018	(31)
USD	11,697	RUB	732,011	Credit Suisse International**	6/29/2018	(14)
ZAR	97,109	USD	7,876	Barclays Bank plc	6/29/2018	(274)
ZAR	254,920	USD	20,289	Citibank, NA	6/29/2018	(332)
ZAR	491,512	USD	40,562	HSBC Bank, NA	6/29/2018	(2,083)

Total unrealized depreciation						(18,463)

Net unrealized depreciation						(621)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 1/7/2025	1.00	Quarterly	Goldman Sachs International	6/20/2023	2.29	USD 41,000	2,055	253	2,308
Republic of Peru, 8.75%, 11/21/2033	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.95	USD 84,300	(585)	219	(366)

							1,470	472	1,942

OTC Credit default swap contracts outstanding - sell protection(2) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Goldman Sachs International	6/20/2023	0.56	USD 84,300	1,586	338	1,924

							1,586	338	1,924

(1)	–	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	–	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	–	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	–	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	–	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of May 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	2,055	2,308
OTC Credit default swap contracts outstanding - sell protection	1,586	1,924

Total OTC swap contracts outstanding	3,641	4,232

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(585)	(366)

Total OTC swap contracts outstanding	(585)	(366)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	China Renminbi
CNY	China Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	Korean Republic Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
OJSC	Open Joint Stock Company
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

(a)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(d)	—	Defaulted security.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(g)	—	Security is an interest bearing note with preferred security characteristics.
(h)	—	Amount rounds to less than 0.05% of net assets.
(i)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	The rate shown was the current yield as of May 31, 2018.
(k)	—	Amount rounds to less than one thousand.
**	—	Non-deliverable forward.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 - Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 - Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 - Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$55,590	$1,386,230	$—	$1,441,820

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$17,842	$—	$17,842
Swaps (a)	—	810	—	810

Total Appreciation in Other Financial Instruments	$—	$18,652	$—	$18,652

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(18,463)	$—	$(18,463)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
U.S. GOVERNMENT AGENCY SECURITIES — 82.6%
FFCB
(Federal Reserve Bank Prime Loan Rate US - 2.96%), 1.80%, 6/1/2018(b)	25,000	25,000
(US Federal Funds Effective Rate (continuous series) + 0.10%), 1.80%, 6/1/2018(b)	75,000	75,000
(US Treasury 3 Month Bill Money Market Yield + 0.10%), 2.00%, 6/1/2018(b)	25,000	24,998
(US Treasury 3 Month Bill Money Market Yield + 0.19%), 2.09%, 6/1/2018(b)	23,000	22,999
(US Treasury 3 Month Bill Money Market Yield + 0.28%), 2.18%, 6/1/2018(b)	10,000	10,005
FHLB
DN, 1.66%, 6/1/2018(c)	100,000	100,000
(ICE LIBOR USD 1 Month - 0.17%), 1.74%, 6/1/2018(b)	100,000	100,000
(ICE LIBOR USD 1 Month - 0.12%), 1.79%, 6/1/2018(b)	50,000	50,000
DN, 1.70%, 6/4/2018(c)	100,000	99,986
(3 Month Treasury Bill Rate + 0.07%), 2.00%, 6/4/2018(b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.17%), 1.75%, 6/5/2018(b)	100,000	100,000
DN, 1.67%, 6/8/2018(c)	48,000	47,984
(ICE LIBOR USD 1 Month - 0.07%), 1.86%, 6/9/2018(b)	25,000	25,000
DN, 1.69%, 6/11/2018(c)	97,085	97,040
(ICE LIBOR USD 1 Month - 0.11%), 1.82%, 6/11/2018(b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.09%), 1.84%, 6/11/2018(b)	25,000	25,000
DN, 1.69%, 6/12/2018(c)	100,000	99,948
(ICE LIBOR USD 1 Month - 0.09%), 1.83%, 6/12/2018(b)	28,000	28,000
DN, 1.68%, 6/13/2018(c)	100,100	100,044
DN, 1.71%, 6/15/2018(c)	50,000	49,967
(ICE LIBOR USD 1 Month - 0.09%), 1.84%, 6/16/2018(b)	40,000	40,000
DN, 1.74%, 6/20/2018(c)	303,696	303,417
(ICE LIBOR USD 1 Month - 0.13%), 1.82%, 6/20/2018(b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.07%), 1.89%, 6/22/2018(b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/24/2018(b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.13%), 1.83%, 6/25/2018(b)	14,000	14,000
(ICE LIBOR USD 1 Month - 0.09%), 1.87%, 6/25/2018(b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/26/2018(b)	25,000	25,000
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 6/26/2018(b)	70,000	69,997
(ICE LIBOR USD 1 Month - 0.10%), 1.87%, 6/27/2018(b)	30,000	30,000
DN, 1.82%, 6/29/2018(c)	100,000	99,859
(ICE LIBOR USD 1 Month - 0.12%), 1.85%, 7/1/2018(b)	25,000	25,000
DN, 1.87%, 7/25/2018(c)	206,000	205,425
DN, 1.92%, 8/17/2018(c)	100,000	99,590
DN, 1.93%, 8/31/2018(c)	100,000	99,514
DN, 1.96%, 9/26/2018(c)	50,000	49,684
DN, 1.96%, 9/28/2018(c)	50,000	49,679
Tennessee Valley Authority DN, 1.73%, 6/12/2018(c)	100,000	99,948

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $2,442,084)		2,442,084

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Notes 1.50%, 8/31/2018 (Cost $99,894)	100,000	99,894

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — 20.4%
U.S. TREASURY OBLIGATIONS — 20.4%
U.S. Treasury Bills
1.66%, 6/7/2018(c)	70,000	69,981
1.69%, 6/14/2018(c)	100,000	99,939
1.67%, 6/21/2018(c)	87,000	86,920
1.84%, 8/9/2018(c)	150,000	149,472
1.88%, 8/16/2018(c)	100,000	99,604
1.84%, 9/6/2018(c)	100,000	99,509

TOTAL U.S. TREASURY OBLIGATIONS (Cost $605,425)		605,425

TOTAL SHORT-TERM INVESTMENTS (COST $605,425)		605,425

Total Investments — 106.4% (Cost $3,147,403)*		3,147,403
Liabilities in Excess of Other Assets — (6.4%)		(190,082)

Net Assets — 100.0%		2,957,321

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

DN		Discount Notes
FFCB		Federal Farm Credit Bank
FHLB		Federal Home Loan Bank
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
USD		United States Dollar
(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	The rate shown is the effective yield as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$3,147,403	$—	$3,147,403

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — 33.7%
Aerospace & Defense — 0.6%
Arconic, Inc.
5.90%, 2/1/2027	156,000	157,170
5.95%, 2/1/2037	300,000	289,500
Bombardier, Inc. (Canada)
8.75%, 12/1/2021(a)	350,000	388,500
7.50%, 12/1/2024(a)	21,000	21,892
7.50%, 3/15/2025(a)	160,000	165,216
TransDigm, Inc.
5.50%, 10/15/2020	100,000	100,250
6.38%, 6/15/2026	202,000	203,010
Triumph Group, Inc.
4.88%, 4/1/2021	90,000	87,188
5.25%, 6/1/2022	50,000	48,125

		1,460,851

Airlines — 0.0%(b)
United Continental Holdings, Inc. 4.25%, 10/1/2022	20,000	19,286

Auto Components — 0.7%
Allison Transmission, Inc. 4.75%, 10/1/2027(a)	100,000	93,625
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	490,000	483,875
6.25%, 3/15/2026	24,000	23,225
6.50%, 4/1/2027	70,000	68,383
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)	130,000	127,075
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	350,000	357,000
Delphi Technologies plc 5.00%, 10/1/2025(a)	215,000	205,325
Icahn Enterprises LP
6.25%, 2/1/2022	30,000	30,712
6.38%, 12/15/2025	142,000	141,468
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(a)	6,000	6,090
TI Group Automotive Systems LLC (United Kingdom) 8.75%, 7/15/2023(a)	194,000	202,245

		1,739,023

Automobiles — 0.1%
General Motors Co. 6.25%, 10/2/2043	220,000	234,924

Banks — 0.9%
Bank of America Corp. Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(c)(d)(e)	200,000	206,250
CIT Group, Inc. 5.25%, 3/7/2025	34,000	34,510
Citigroup, Inc. Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(c)(d)(e)	200,000	204,000
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(c)(d)(e)	200,000	217,733
HSBC Holdings plc (United Kingdom) (USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 5/22/2027(c)(d)(e)	450,000	430,875
ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(c)(d)(e)(f)	200,000	206,178
Societe Generale SA (France) (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(c)(d)(e)	200,000	212,750
State Savings Bank of Ukraine (Ukraine) 9.38%, 3/10/2023(f)(g)	400,000	412,500
UBS Group AG (Switzerland) (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(c)(d)(e)(f)	250,000	258,328

		2,183,124

Beverages — 0.0%(b)
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025(a)	110,000	108,350

Building Products — 0.3%
American Woodmark Corp. 4.88%, 3/15/2026(a)	230,000	219,650
Hardwoods Acquisition, Inc. 7.50%, 8/1/2021(a)	125,000	116,875
Jeld-Wen, Inc. 4.63%, 12/15/2025(a)	80,000	75,600
Standard Industries, Inc. 4.75%, 1/15/2028(a)	102,000	93,585
Summit Materials LLC
6.13%, 7/15/2023	69,000	69,690
5.13%, 6/1/2025(a)	65,000	61,100

		636,500

Capital Markets — 0.2%
Credit Suisse Group AG (Switzerland) (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(a)(c)(d)(e)	200,000	209,506
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(a)(c)(d)(e)	250,000	248,125
Goldman Sachs Group, Inc. (The) Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(c)(d)(e)	95,000	96,921

		554,552

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Chemicals — 1.0%
Ashland LLC 4.75%, 8/15/2022	100,000	100,375
Blue Cube Spinco LLC 10.00%, 10/15/2025	53,000	61,745
Chemours Co. (The)
6.63%, 5/15/2023	165,000	173,296
7.00%, 5/15/2025	80,000	85,800
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	95,000	94,287
CVR Partners LP 9.25%, 6/15/2023(a)	179,000	183,922
FXI Holdings, Inc. 7.88%, 11/1/2024(a)	96,000	95,040
Gates Global LLC 6.00%, 7/15/2022(a)	229,000	231,290
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	155,000	151,125
Hexion, Inc. 6.63%, 4/15/2020	101,000	95,319
Huntsman International LLC
4.88%, 11/15/2020	65,000	66,381
5.13%, 11/15/2022	135,000	139,050
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	250,000	251,250
Ingevity Corp. 4.50%, 2/1/2026(a)	17,000	16,065
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(a)	75,000	71,063
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026(a)	24,000	23,266
PQ Corp. 5.75%, 12/15/2025(a)	93,000	91,373
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	175,000	167,125
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	97,000	96,030
Tronox Finance plc 5.75%, 10/1/2025(a)	24,000	23,280
Tronox, Inc. 6.50%, 4/15/2026(a)	74,000	72,983
Valvoline, Inc. 4.38%, 8/15/2025	15,000	14,178

		2,304,243

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 5.25%, 12/15/2024(a)	180,000	180,000
ADT Corp. (The) 4.13%, 6/15/2023	185,000	169,275
Aramark Services, Inc. 5.00%, 2/1/2028(a)	26,000	25,025
Brink’s Co. (The) 4.63%, 10/15/2027(a)	105,000	94,500
Garda World Security Corp. (Canada) 8.75%, 5/15/2025(a)	320,000	325,600
Nielsen Co. Luxembourg SARL (The) 5.50%, 10/1/2021(a)	125,000	125,625
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	180,000	190,746
Quad/Graphics, Inc. 7.00%, 5/1/2022	12,000	12,045

		1,122,816

Communications Equipment — 0.3%
CommScope Technologies LLC 6.00%, 6/15/2025(a)	495,000	496,237
CommScope, Inc. 5.50%, 6/15/2024(a)	106,000	106,265
ViaSat, Inc. 5.63%, 9/15/2025(a)	25,000	23,438

		625,940

Construction & Engineering — 0.1%
Tutor Perini Corp. 6.88%, 5/1/2025(a)	188,000	189,354

Construction Materials — 0.1%
Cemex SAB de CV (Mexico) 7.75%, 4/16/2026(a)	220,000	236,940
US Concrete, Inc. 6.38%, 6/1/2024	54,000	54,877

		291,817

Consumer Finance — 0.3%
Ally Financial, Inc.
4.13%, 2/13/2022	35,000	34,698
5.75%, 11/20/2025	375,000	382,312
Springleaf Finance Corp.
6.13%, 5/15/2022	75,000	76,500
5.63%, 3/15/2023	107,000	105,663
6.88%, 3/15/2025	75,000	74,625
7.13%, 3/15/2026	22,000	21,993

		695,791

Containers & Packaging — 0.4%
Ardagh Packaging Finance plc (Ireland)
7.25%, 5/15/2024(a)	200,000	208,750
6.00%, 2/15/2025(a)	425,000	416,500
Berry Global, Inc.
5.13%, 7/15/2023	25,000	24,750
4.50%, 2/15/2026(a)	25,000	23,375
Crown Americas LLC 4.75%, 2/1/2026(a)	21,000	19,836
OI European Group BV 4.00%, 3/15/2023(a)	14,000	13,160
Owens-Brockway Glass Container, Inc. 5.38%, 1/15/2025(a)	106,000	104,145
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	48,455	48,698

		859,214

Diversified Consumer Services — 0.0%(b)
Graham Holdings Co. 5.75%, 6/1/2026(a)	19,000	19,095
Service Corp. International 5.38%, 5/15/2024	100,000	100,875

		119,970

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Diversified Financial Services — 0.2%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	97,000	106,942
CNG Holdings, Inc. 9.38%, 5/15/2020(a)	118,000	117,410
Nationstar Mortgage LLC 6.50%, 6/1/2022	227,000	232,108
Travelport Corporate Finance plc 6.00%, 3/15/2026(a)	75,000	75,375

		531,835

Diversified Telecommunication Services — 2.6%
Altice France SA (France) 7.38%, 5/1/2026(a)	200,000	195,000
AT&T, Inc. 4.75%, 5/15/2046	250,000	230,077
CCO Holdings LLC
5.88%, 4/1/2024(a)	500,000	504,375
5.75%, 2/15/2026(a)	301,000	294,890
5.50%, 5/1/2026(a)	92,000	88,808
5.13%, 5/1/2027(a)	225,000	210,656
5.00%, 2/1/2028(a)	677,000	626,225
CenturyLink, Inc.
Series S, 6.45%, 6/15/2021	15,000	15,357
Series T, 5.80%, 3/15/2022	10,000	9,837
Series W, 6.75%, 12/1/2023	113,000	113,141
Series Y, 7.50%, 4/1/2024	7,000	7,193
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	125,000	111,875
Cogent Communications Finance, Inc. 5.63%, 4/15/2021(a)	120,000	120,000
Consolidated Communications, Inc. 6.50%, 10/1/2022	51,000	47,430
Embarq Corp. 8.00%, 6/1/2036	358,000	340,100
Frontier Communications Corp.
10.50%, 9/15/2022	81,000	72,900
11.00%, 9/15/2025	99,000	79,200
GCI, Inc. 6.75%, 6/1/2021	160,000	162,000
Intelsat Jackson Holdings SA (Luxembourg)
7.25%, 10/15/2020	155,000	151,900
7.50%, 4/1/2021	420,000	410,550
5.50%, 8/1/2023	53,000	46,342
8.00%, 2/15/2024(a)	155,000	163,912
9.75%, 7/15/2025(a)	20,000	20,750
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021	8,000	6,600
8.13%, 6/1/2023	17,000	13,005
Level 3 Financing, Inc.
5.63%, 2/1/2023	142,000	143,200
5.38%, 1/15/2024	150,000	146,250
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	39,000	35,587
Qwest Corp. 7.13%, 11/15/2043	58,000	55,938
SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044(a)	110,000	91,719
Sprint Capital Corp.
6.88%, 11/15/2028	48,000	45,960
8.75%, 3/15/2032	668,000	718,935
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	47,000	47,705
6.00%, 9/30/2034	21,000	20,055
7.20%, 7/18/2036	18,000	19,125
7.72%, 6/4/2038	117,000	129,578
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 8/15/2026(a)	400,000	379,500
Windstream Services LLC
6.38%, 8/1/2023(a)	107,000	60,455
8.75%, 12/15/2024(a)	304,000	183,920

		6,120,050

Electric Utilities — 0.2%
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(f)	400,000	397,500
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)	17,000	16,320
4.50%, 9/15/2027(a)	16,000	14,880
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	100,000	99,500

		528,200

Electrical Equipment — 0.2%
General Cable Corp. 5.75%, 10/1/2022	145,000	148,263
Vertiv Group Corp. 9.25%, 10/15/2024(a)	292,000	286,160

		434,423

Electronic Equipment, Instruments & Components — 0.1%
CDW LLC 5.00%, 9/1/2025	173,000	170,889
Itron, Inc. 5.00%, 1/15/2026(a)	16,000	15,360

		186,249

Energy Equipment & Services — 0.6%
Apergy Corp. 6.38%, 5/1/2026(a)	6,000	6,105
Bristow Group, Inc. 8.75%, 3/1/2023(a)	54,000	52,920
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(a)	19,000	18,876
CSI Compressco LP 7.50%, 4/1/2025(a)	60,000	60,300
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	26,000	26,845
Ensco plc
5.20%, 3/15/2025	16,000	13,400
7.75%, 2/1/2026	32,000	30,480
Nabors Industries, Inc.
5.50%, 1/15/2023	47,000	46,060
5.75%, 2/1/2025(a)	38,000	36,005

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Energy Equipment & Services — continued
Noble Holding International Ltd. (United Kingdom) 7.88%, 2/1/2026(a)	26,000	26,487
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	105,000	107,121
7.75%, 12/15/2023	75,000	79,312
7.13%, 1/15/2026(a)	54,000	55,080
SESI LLC 7.13%, 12/15/2021	49,000	49,919
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	144,000	146,880
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	61,200	62,118
Transocean, Inc.
9.00%, 7/15/2023(a)	38,000	40,945
7.50%, 1/15/2026(a)	67,000	67,921
7.50%, 4/15/2031	15,000	13,837
6.80%, 3/15/2038	79,000	66,558
9.35%, 12/15/2041	37,000	37,000
Unit Corp. 6.63%, 5/15/2021	53,000	53,133
USA Compression Partners LP 6.88%, 4/1/2026(a)	30,000	30,900
Weatherford International Ltd.
7.75%, 6/15/2021	42,000	42,630
8.25%, 6/15/2023	34,000	32,980
9.88%, 2/15/2024	20,000	19,700
6.50%, 8/1/2036	86,000	66,865
7.00%, 3/15/2038	2,000	1,580
5.95%, 4/15/2042	38,000	28,215

		1,320,172

Equity Real Estate Investment Trusts (REITs) — 0.9%
CoreCivic, Inc.
5.00%, 10/15/2022	55,000	55,275
4.63%, 5/1/2023	30,000	29,475
CyrusOne LP
5.00%, 3/15/2024	88,000	88,110
5.38%, 3/15/2027	118,000	118,885
Equinix, Inc.
5.38%, 4/1/2023	63,000	64,417
5.75%, 1/1/2025	175,000	178,063
5.88%, 1/15/2026	83,000	84,556
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	120,000	115,272
GEO Group, Inc. (The) 6.00%, 4/15/2026	250,000	244,375
Iron Mountain, Inc. 4.88%, 9/15/2027(a)	194,000	180,420
RHP Hotel Properties LP 5.00%, 4/15/2023	270,000	268,312
Uniti Group LP
6.00%, 4/15/2023(a)	100,000	97,687
8.25%, 10/15/2023	175,000	170,573
7.13%, 12/15/2024(a)	235,000	219,067
VICI Properties 1 LLC 8.00%, 10/15/2023	103,684	115,097

		2,029,584

Food & Staples Retailing — 0.6%
Albertsons Cos. LLC
6.63%, 6/15/2024	537,000	504,941
5.75%, 3/15/2025	80,000	70,400
New Albertsons LP 8.00%, 5/1/2031	140,000	115,850
Rite Aid Corp. 6.13%, 4/1/2023(a)	185,000	189,625
SUPERVALU, Inc.
6.75%, 6/1/2021	67,000	67,985
7.75%, 11/15/2022	210,000	208,950
Tesco plc (United Kingdom) 6.15%, 11/15/2037(a)	200,000	215,683

		1,373,434

Food Products — 0.5%
Dean Foods Co. 6.50%, 3/15/2023(a)	80,000	78,400
Dole Food Co., Inc. 7.25%, 6/15/2025(a)	126,000	125,055
FAGE International SA (Luxembourg) 5.63%, 8/15/2026(a)	250,000	231,250
JBS USA LUX SA (Brazil)
7.25%, 6/1/2021(a)	79,000	79,889
5.88%, 7/15/2024(a)	69,000	66,184
5.75%, 6/15/2025(a)	174,000	160,732
6.75%, 2/15/2028(a)	52,000	49,140
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	72,000	69,480
5.88%, 9/30/2027(a)	14,000	13,160
Post Holdings, Inc.
5.50%, 3/1/2025(a)	100,000	98,500
5.00%, 8/15/2026(a)	45,000	42,188
5.75%, 3/1/2027(a)	232,000	224,388

		1,238,366

Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	15,000	14,560
5.88%, 8/20/2026	200,000	194,500

		209,060

Health Care Equipment & Supplies — 0.3%
Avantor, Inc. 6.00%, 10/1/2024(a)	115,000	114,425
DJO Finance LLC 8.13%, 6/15/2021(a)	150,000	150,937
Hologic, Inc. 4.38%, 10/15/2025(a)	55,000	52,594
Mallinckrodt International Finance SA
5.75%, 8/1/2022(a)	21,000	18,165
5.63%, 10/15/2023(a)	145,000	119,806
5.50%, 4/15/2025(a)	225,000	179,460
Sotera Health Holdings LLC 6.50%, 5/15/2023(a)	65,000	65,813

		701,200

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024	266,000	275,310
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)	375,000	353,437
Community Health Systems, Inc.
7.13%, 7/15/2020	209,000	176,605
6.88%, 2/1/2022	69,000	36,225
6.25%, 3/31/2023	60,000	55,950
CVS Health Corp. 5.05%, 3/25/2048	342,000	348,924
DaVita, Inc. 5.00%, 5/1/2025	227,000	215,151
Encompass Health Corp. 5.75%, 9/15/2025	355,000	362,100
Envision Healthcare Corp. 5.63%, 7/15/2022	205,000	208,331
HCA, Inc.
5.38%, 2/1/2025	732,000	719,190
5.88%, 2/15/2026	1,170,000	1,177,324
Kindred Healthcare, Inc. 8.75%, 1/15/2023	435,000	464,362
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	226,000	234,475
NVA Holdings, Inc. 6.88%, 4/1/2026(a)	39,000	38,427
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(a)(h)	179,500	185,558
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)	296,000	256,040
Tenet Healthcare Corp.
7.50%, 1/1/2022(a)	250,000	261,925
8.13%, 4/1/2022	571,000	596,701
6.75%, 6/15/2023	545,000	541,594
4.63%, 7/15/2024(a)	147,000	141,296
5.13%, 5/1/2025(a)	64,000	62,080
7.00%, 8/1/2025(a)	33,000	32,794
West Street Merger Sub, Inc. 6.38%, 9/1/2025(a)	5,000	4,775

		6,748,574

Hotels, Restaurants & Leisure — 1.3%
Boyd Gaming Corp.
6.88%, 5/15/2023	45,000	47,250
6.38%, 4/1/2026	100,000	102,500
Boyne USA, Inc. 7.25%, 5/1/2025(a)	120,000	124,426
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	92,000	92,805
Eldorado Resorts, Inc. 6.00%, 4/1/2025	67,000	66,665
Golden Nugget, Inc. 6.75%, 10/15/2024(a)	198,000	200,227
Grupo Posadas SAB de CV (Mexico) 7.88%, 6/30/2022(f)	300,000	302,250
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026(a)	15,000	14,644
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	120,000	114,900
International Game Technology plc 6.50%, 2/15/2025(a)	200,000	205,000
IRB Holding Corp. 6.75%, 2/15/2026(a)	14,000	13,230
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)	318,000	327,540
KFC Holding Co. 4.75%, 6/1/2027(a)	107,000	100,580
LTF Merger Sub, Inc. 8.50%, 6/15/2023(a)	150,000	156,000
MGM Resorts International
6.75%, 10/1/2020	200,000	211,010
7.75%, 3/15/2022	185,000	202,575
6.00%, 3/15/2023	360,000	371,700
Scientific Games International, Inc.
10.00%, 12/1/2022	150,000	160,876
5.00%, 10/15/2025(a)	24,000	23,160
Station Casinos LLC 5.00%, 10/1/2025(a)	68,000	65,348
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(a)	27,000	26,933
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	100,000	98,000

		3,027,619

Household Durables — 0.3%
Lennar Corp. 5.25%, 6/1/2026(a)	235,000	229,007
Mattamy Group Corp. (Canada) 6.88%, 12/15/2023(a)	37,000	38,064
New Home Co., Inc. (The) 7.25%, 4/1/2022	100,000	102,500
Tempur Sealy International, Inc.
5.63%, 10/15/2023	120,000	121,200
5.50%, 6/15/2026	140,000	135,100
Toll Brothers Finance Corp. 4.88%, 11/15/2025	70,000	67,375

		693,246

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028	150,000	140,250
Energizer Holdings, Inc. 5.50%, 6/15/2025(a)	110,000	107,800
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	113,000	103,112

		351,162

Independent Power and Renewable Electricity Producers — 1.0%
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024(f)	400,000	421,040
Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035(a)	880,000	858,704
NRG Energy, Inc.
6.25%, 5/1/2024	219,000	226,117
6.63%, 1/15/2027	165,000	170,363
5.75%, 1/15/2028(a)	19,000	18,764
NRG Yield Operating LLC 5.38%, 8/15/2024	84,000	84,000
Talen Energy Supply LLC 6.50%, 6/1/2025	173,000	134,075
Vistra Energy Corp.
7.38%, 11/1/2022	256,000	268,902
7.63%, 11/1/2024	116,000	124,555
8.13%, 1/30/2026(a)	28,000	30,654

		2,337,174

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Industrial Conglomerates — 0.1%
Grupo KUO SAB de CV (Mexico) 5.75%, 7/7/2027(a)	300,000	282,126

Insurance — 0.3%
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	50,000	49,500
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(a)	91,000	108,745
MetLife, Inc. 6.40%, 12/15/2036	250,000	269,250
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	250,000	260,000
USIS Merger Sub, Inc. 6.88%, 5/1/2025(a)	58,000	58,435

		745,930

Internet & Direct Marketing Retail — 0.0%(b)
Netflix, Inc.
5.88%, 2/15/2025	50,000	51,443
4.88%, 4/15/2028(a)	50,000	47,505

		98,948

Internet Software & Services — 0.4%
Match Group, Inc. 5.00%, 12/15/2027(a)	5,000	4,751
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	703,000	715,302
VeriSign, Inc. 4.75%, 7/15/2027	5,000	4,837
Zayo Group LLC
6.00%, 4/1/2023	115,000	116,581
6.38%, 5/15/2025	123,000	124,692
5.75%, 1/15/2027(a)	10,000	9,675

		975,838

IT Services — 0.5%
Alliance Data Systems Corp. 5.38%, 8/1/2022(a)	185,000	185,925
Exela Intermediate LLC 10.00%, 7/15/2023(a)	173,000	177,109
First Data Corp.
5.38%, 8/15/2023(a)	155,000	157,185
7.00%, 12/1/2023(a)	526,000	550,985
5.75%, 1/15/2024(a)	150,000	150,563

		1,221,767

Leisure Products — 0.2%
Mattel, Inc.
3.15%, 3/15/2023	33,000	28,462
6.75%, 12/31/2025(a)	279,000	272,165
Vista Outdoor, Inc. 5.88%, 10/1/2023	100,000	94,000

		394,627

Machinery — 0.4%
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	130,000	125,125
Navistar International Corp. 6.63%, 11/1/2025(a)	191,000	197,207
Novelis Corp. 5.88%, 9/30/2026(a)	119,000	116,632
RBS Global, Inc. 4.88%, 12/15/2025(a)	45,000	43,313
Wabash National Corp. 5.50%, 10/1/2025(a)	97,000	94,090
Welbilt, Inc. 9.50%, 2/15/2024	295,000	325,237

		901,604

Media — 3.5%
Altice Financing SA (Luxembourg) 6.63%, 2/15/2023(a)	400,000	394,320
Altice Luxembourg SA (Luxembourg) 7.75%, 5/15/2022(a)	200,000	192,000
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	265,000	259,038
5.88%, 11/15/2026	15,000	14,606
6.13%, 5/15/2027	252,000	243,054
AMC Networks, Inc. 4.75%, 8/1/2025	150,000	141,000
Cablevision Systems Corp. 8.00%, 4/15/2020	69,000	72,795
CBS Radio, Inc. 7.25%, 11/1/2024(a)	40,000	38,400
Charter Communications Operating LLC
4.91%, 7/23/2025	30,000	30,506
6.38%, 10/23/2035	86,000	91,258
6.48%, 10/23/2045	230,000	244,552
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	160,000	158,800
Series B, 7.63%, 3/15/2020	384,000	382,560
Series A, 6.50%, 11/15/2022	545,000	555,900
Series B, 6.50%, 11/15/2022	188,000	191,995
CSC Holdings LLC
6.75%, 11/15/2021	115,000	121,434
5.25%, 6/1/2024	323,000	305,300
10.88%, 10/15/2025(a)	535,000	619,931
DISH DBS Corp.
5.00%, 3/15/2023	59,000	50,961
5.88%, 11/15/2024	577,000	479,198
7.75%, 7/1/2026	949,000	818,513
Gray Television, Inc.
5.13%, 10/15/2024(a)	109,000	102,733
5.88%, 7/15/2026(a)	32,000	30,240
iHeartCommunications, Inc. 9.00%, 12/15/2019(i)	221,000	172,932
Midcontinent Communications 6.88%, 8/15/2023(a)	150,000	157,875
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022(a)	303,000	310,954
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220,000	223,850

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Media — continued
Sinclair Television Group, Inc.
6.13%, 10/1/2022	140,000	143,150
5.88%, 3/15/2026(a)	184,000	182,160
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	310,000	317,750
5.38%, 4/15/2025(a)	95,000	93,931
5.00%, 8/1/2027(a)	72,000	68,410
TEGNA, Inc. 6.38%, 10/15/2023	60,000	62,100
Univision Communications, Inc.
5.13%, 5/15/2023(a)	53,000	50,218
5.13%, 2/15/2025(a)	87,000	80,118
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	200,000	192,000
Viacom, Inc. 4.38%, 3/15/2043	13,000	11,123
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(d)	50,000	49,000
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)	9,000	8,821
WMG Acquisition Corp.
4.88%, 11/1/2024(a)	100,000	97,500
5.50%, 4/15/2026(a)	100,000	99,000
Ziggo Bond Finance BV (Netherlands) 6.00%, 1/15/2027(a)	555,000	518,925

		8,378,911

Metals & Mining — 1.0%
AK Steel Corp. 7.50%, 7/15/2023	138,000	145,072
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	200,000	211,540
Aleris International, Inc. 9.50%, 4/1/2021(a)	126,000	131,985
ArcelorMittal (Luxembourg)
6.50%, 2/25/2022	130,000	139,100
7.25%, 10/15/2039	200,000	232,000
Commercial Metals Co. 5.38%, 7/15/2027	40,000	38,300
Constellium NV 6.63%, 3/1/2025(a)	250,000	249,062
FMG Resources August 2006 Pty. Ltd. (Australia)
9.75%, 3/1/2022(a)	11,713	12,909
4.75%, 5/15/2022(a)	11,000	10,794
5.13%, 5/15/2024(a)	12,000	11,775
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	163,000	156,684
4.55%, 11/14/2024	90,000	87,300
5.40%, 11/14/2034	98,000	90,160
5.45%, 3/15/2043	87,000	78,354
Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041(a)	65,000	68,606
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023(a)	25,000	25,812
Steel Dynamics, Inc.
5.50%, 10/1/2024	95,000	96,900
4.13%, 9/15/2025	25,000	23,625
Stillwater Mining Co. (South Africa) 7.13%, 6/27/2025(f)	550,000	527,313
United States Steel Corp.
6.88%, 8/15/2025	60,000	61,362
6.25%, 3/15/2026	46,000	45,584

		2,444,237

Multiline Retail — 0.1%
JC Penney Corp., Inc.
5.88%, 7/1/2023(a)	65,000	59,556
8.63%, 3/15/2025(a)	10,000	8,290
6.38%, 10/15/2036	164,000	91,840
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(a)	47,000	33,605

		193,291

Oil, Gas & Consumable Fuels — 3.1%
Alta Mesa Holdings LP 7.88%, 12/15/2024	305,000	321,012
Antero Resources Corp. 5.13%, 12/1/2022	65,000	65,325
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	277,000	281,908
California Resources Corp. 8.00%, 12/15/2022(a)	15,000	13,237
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	98,000	99,225
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	175,000	182,656
Cheniere Energy Partners LP 5.25%, 10/1/2025(a)	15,000	14,587
Chesapeake Energy Corp.
(ICE LIBOR USD 3 Month + 3.25%), 5.60%, 4/15/2019(d)	25,000	24,937
8.00%, 1/15/2025	274,000	272,288
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)	41,000	40,795
CNX Midstream Partners LP 6.50%, 3/15/2026(a)	20,000	19,500
Crestwood Midstream Partners LP 6.25%, 4/1/2023	60,000	61,050
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	855,000	817,380
Energy Transfer Equity LP 5.50%, 6/1/2027	15,000	15,206
Enterprise Products Operating LLC (ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(d)	58,000	53,625
EP Energy LLC
9.38%, 5/1/2024(a)	329,000	259,910
8.00%, 11/29/2024(a)	80,000	79,200
8.00%, 2/15/2025(a)	169,000	122,525
7.75%, 5/15/2026(a)	51,000	51,893
Frontera Energy Corp. (Colombia) Series AI, 10.00% (cash), 11/2/2021(h)	80,000	86,900
Genesis Energy LP 6.75%, 8/1/2022	114,000	115,710
Gulfport Energy Corp.
6.00%, 10/15/2024	69,000	64,860
6.38%, 1/15/2026	27,000	25,785

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Halcon Resources Corp. 6.75%, 2/15/2025	110,000	103,125
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	42,000	40,950
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	300,000	270,750
6.50%, 1/15/2025(a)	140,000	140,307
Newfield Exploration Co. 5.38%, 1/1/2026	100,000	102,875
NuStar Logistics LP 5.63%, 4/28/2027	25,000	23,813
Oasis Petroleum, Inc. 6.88%, 1/15/2023	235,000	238,525
Parsley Energy LLC 6.25%, 6/1/2024(a)	35,000	36,138
PBF Logistics LP 6.88%, 5/15/2023	15,000	15,131
Peabody Energy Corp. 6.38%, 3/31/2025(a)	20,000	20,750
Petrobras Global Finance BV (Brazil) 7.38%, 1/17/2027	890,000	899,505
Petroleos Mexicanos (Mexico) 5.38%, 3/13/2022	300,000	308,340
QEP Resources, Inc.
5.38%, 10/1/2022	135,000	137,322
5.63%, 3/1/2026	8,000	7,640
Range Resources Corp. 4.88%, 5/15/2025	140,000	131,600
RSP Permian, Inc. 6.63%, 10/1/2022	20,000	20,850
SemGroup Corp. 5.63%, 11/15/2023	15,000	13,988
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025(a)	46,000	44,390
SM Energy Co. 6.50%, 1/1/2023	68,000	69,020
Southwestern Energy Co. 6.70%, 1/23/2025	300,000	295,500
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	390,000	358,514
Sunoco LP
4.88%, 1/15/2023(a)	12,000	11,460
5.50%, 2/15/2026(a)	13,000	12,301
5.88%, 3/15/2028(a)	6,000	5,637
Tallgrass Energy Partners LP 5.50%, 1/15/2028(a)	15,000	14,494
Targa Resources Partners LP
6.75%, 3/15/2024	325,000	342,069
5.00%, 1/15/2028(a)	15,000	14,096
TerraForm Power Operating LLC
4.25%, 1/31/2023(a)	26,000	25,090
6.63%, 6/15/2025(a)(g)	65,000	69,225
5.00%, 1/31/2028(a)	35,000	33,031
Ultra Resources, Inc.
6.88%, 4/15/2022(a)	131,000	87,934
7.13%, 4/15/2025(a)	41,000	25,420
Whiting Petroleum Corp.
6.25%, 4/1/2023	100,000	102,000
6.63%, 1/15/2026(a)	45,000	46,069
WPX Energy, Inc.
6.00%, 1/15/2022	11,000	11,550
8.25%, 8/1/2023	150,000	170,250
5.75%, 6/1/2026	21,000	20,960

		7,360,133

Paper & Forest Products — 0.0%(b)
Clearwater Paper Corp. 4.50%, 2/1/2023	58,000	53,795

Personal Products — 0.1%
Coty, Inc. 6.50%, 4/15/2026(a)	180,000	173,475
Revlon Consumer Products Corp. 6.25%, 8/1/2024	50,000	29,000

		202,475

Pharmaceuticals — 1.2%
Endo Finance LLC
5.75%, 1/15/2022(a)	274,000	228,105
7.25%, 1/15/2022(a)	98,000	84,893
Teva Pharmaceutical Finance Netherlands III BV (Israel)
2.80%, 7/21/2023	600,000	513,030
4.10%, 10/1/2046	260,000	189,259
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/2021(a)	35,000	35,656
6.75%, 8/15/2021(a)	15,000	15,155
6.50%, 3/15/2022(a)	256,000	266,560
7.25%, 7/15/2022(a)	590,000	598,968
5.50%, 3/1/2023(a)	40,000	37,200
5.88%, 5/15/2023(a)	455,000	432,250
7.00%, 3/15/2024(a)	44,000	46,090
6.13%, 4/15/2025(a)	255,000	235,875
5.50%, 11/1/2025(a)	57,000	55,931
9.00%, 12/15/2025(a)	78,000	81,607
8.50%, 1/31/2027(a)	22,000	22,358

		2,842,937

Professional Services — 0.1%
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)	97,000	95,060
IHS Markit Ltd. 4.00%, 3/1/2026(a)	30,000	28,560

		123,620

Real Estate Management & Development — 0.0%(b)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024(a)	54,000	53,055

Road & Rail — 0.8%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	615,000	602,700
5.25%, 3/15/2025(a)	55,000	50,875
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022(a)	10,000	9,554
5.00%, 8/1/2024(a)	65,000	61,119

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Road & Rail — continued
Herc Rentals, Inc. 7.75%, 6/1/2024(a)	289,000	309,952
Hertz Corp. (The)
7.63%, 6/1/2022(a)	130,000	126,588
6.25%, 10/15/2022	185,000	165,112
5.50%, 10/15/2024(a)	400,000	319,500
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023(a)	275,000	261,938

		1,907,338

Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc. 6.38%, 10/1/2022	360,000	367,686
Entegris, Inc. 4.63%, 2/10/2026(a)	150,000	143,812
Microsemi Corp. 9.13%, 4/15/2023(a)	42,000	46,463

		557,961

Software — 0.8%
Camelot Finance SA 7.88%, 10/15/2024(a)	173,000	177,325
CURO Financial Technologies Corp. 12.00%, 3/1/2022(a)	46,000	50,080
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)	130,000	143,812
Infor Software Parent LLC 7.13% (cash), 5/1/2021(a)(h)	259,000	260,295
Infor US, Inc. 6.50%, 5/15/2022	435,000	442,069
Informatica LLC 7.13%, 7/15/2023(a)	352,000	357,280
j2 Cloud Services LLC 6.00%, 7/15/2025(a)	59,000	59,148
Nuance Communications, Inc. 5.63%, 12/15/2026	185,000	180,375
Solera LLC 10.50%, 3/1/2024(a)	256,000	284,083

		1,954,467

Specialty Retail — 0.5%
Caleres, Inc. 6.25%, 8/15/2023	36,000	36,810
Claire’s Stores, Inc. 9.00%, 3/15/2019(a)(i)	15,000	8,737
L Brands, Inc.
5.25%, 2/1/2028	57,000	52,013
6.75%, 7/1/2036	311,000	279,900
Penske Automotive Group, Inc. 5.50%, 5/15/2026	100,000	98,500
PetSmart, Inc.
7.13%, 3/15/2023(a)	60,000	28,848
5.88%, 6/1/2025(a)	396,000	273,240
8.88%, 6/1/2025(a)	18,000	8,595
Staples, Inc. 8.50%, 9/15/2025(a)	385,000	360,745

		1,147,388

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
5.88%, 6/15/2021(a)	150,000	153,933
7.13%, 6/15/2024(a)	247,000	265,393
8.35%, 7/15/2046(a)	180,000	218,158
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	164,000	159,900
Western Digital Corp. 4.75%, 2/15/2026	252,000	247,905

		1,045,289

Textiles, Apparel & Luxury Goods — 0.0%(b)
Hanesbrands, Inc.
4.63%, 5/15/2024(a)	10,000	9,763
4.88%, 5/15/2026(a)	76,000	73,340

		83,103

Thrifts & Mortgage Finance — 0.1%
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025(a)	95,000	88,825
Quicken Loans, Inc. 5.75%, 5/1/2025(a)	158,000	154,050

		242,875

Tobacco — 0.0%(b)
BAT Capital Corp. (United Kingdom) 4.54%, 8/15/2047(a)	120,000	113,420

Trading Companies & Distributors — 0.4%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	100,000	97,500
H&E Equipment Services, Inc. 5.63%, 9/1/2025	75,000	74,156
United Rentals North America, Inc.
5.75%, 11/15/2024	170,000	175,100
4.63%, 10/15/2025	395,000	380,188
5.50%, 5/15/2027	295,000	292,050

		1,018,994

Wireless Telecommunication Services — 2.2%
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024	115,000	—
6.38%, 3/1/2025	135,000	—
6.50%, 1/15/2026	560,000	—	(j)
4.50%, 2/1/2026	18,000	—
4.75%, 2/1/2028	33,000	—
Comunicaciones Celulares SA (Guatemala) 6.88%, 2/6/2024(a)	825,000	841,500
Digicel Group Ltd. (Jamaica) 8.25%, 9/30/2020(f)	700,000	528,500
Hughes Satellite Systems Corp.
6.63%, 8/1/2026	169,000	164,352
6.63%, 8/1/2026(a)	20,000	19,450
Intelsat Connect Finance SA (Luxembourg) 12.50%, 4/1/2022(a)	39,000	37,635
Sixsigma Networks Mexico SA de CV (Mexico) 8.25%, 11/7/2021(f)	187,000	197,070

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS — continued
Wireless Telecommunication Services — continued
Sprint Communications, Inc. 7.00%, 3/1/2020(a)	156,000	163,059
Sprint Corp.
7.88%, 9/15/2023	312,000	327,444
7.13%, 6/15/2024	80,000	80,600
7.63%, 2/15/2025	895,000	921,850
7.63%, 3/1/2026	80,000	82,200
T-Mobile USA, Inc.
6.00%, 3/1/2023	200,000	207,000
6.50%, 1/15/2024	115,000	120,175
6.38%, 3/1/2025	135,000	141,061
6.50%, 1/15/2026	560,000	584,500
4.50%, 2/1/2026	48,000	45,120
4.75%, 2/1/2028	33,000	30,855
United States Cellular Corp. 6.70%, 12/15/2033	305,000	316,438
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)	425,000	340,213

		5,149,022

TOTAL CORPORATE BONDS (Cost $82,676,028)		80,469,254

	Principal Amount
ASSET-BACKED SECURITIES — 27.4%
ABFC Trust Series 2002-OPT1, Class M1, 3.05%, 5/25/2032‡(k)	352,409	347,849
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(a)	670,000	671,951
Series 2018-1, Class C, 6.81%, 2/21/2023(a)	790,000	792,499
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(a)	60,000	60,545
Series 2017-2, Class E, 5.52%, 3/12/2024(a)	980,000	994,559
Series 2018-1, Class F, 6.55%, 12/10/2024(a)	1,630,000	1,644,208
AmeriCredit Automobile Receivables Trust Series 2017-3, Class D, 3.18%, 7/18/2023	74,000	73,250
Ameriquest Mortgage Securities, Asset-Backed Pass-Through Certificates Series 2003-12, Class M2, 4.51%, 1/25/2034‡(k)	245,418	248,289
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates
Series 2003-1, Class M2, 4.73%, 2/25/2033‡(k)	286,963	292,795
Series 2003-11, Class M2, 4.43%, 12/25/2033‡(k)	624,199	619,176
Series 2003-13, Class AF5, 5.08%, 1/25/2034‡(g)	64,024	69,832
Series 2003-13, Class AF6, 5.08%, 1/25/2034‡(g)	63,580	73,024

	Principal Amount ($)
Anchor Assets IX LLC Series 2016-1, Class B, 6.25%, 2/15/2020‡(a)	425,000	425,000
Argent Securities, Inc., Asset-Backed Pass-Through Certificates Series 2003-W5, Class M4, 7.58%, 10/25/2033‡(k)	60,548	64,339
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(a)	560,000	563,880
Business Jet Securities LLC Series 2018-1, Class B, 6.05%, 2/15/2033‡(a)	1,832,815	1,857,833
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027‡(a)	987,680	987,680
CarFinance Capital Auto Trust Series 2015-1A, Class E, 5.49%, 1/18/2022‡(a)	350,000	350,045
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032‡(g)	147,052	149,034
CIG Auto Receivables Trust
Series 2017-1A, Class B, 3.81%, 5/15/2023(a)	75,000	73,922
Series 2017-1A, Class C, 5.33%, 12/16/2024(a)	500,000	499,580
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(a)	1,310,424	1,317,181
Series 2015-PM3, Class C, 6.99%, 5/16/2022(a)	1,591,984	1,612,126
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023(a)	1,050,000	1,060,948
Series 2017-P1, Class B, 3.56%, 9/15/2023(a)	940,000	936,397
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(a)	790,000	784,666
CPS Auto Receivables Trust
Series 2014-B, Class D, 4.62%, 5/15/2020(a)	434,000	437,483
Series 2018-A, Class D, 3.66%, 12/15/2023(a)	400,000	395,929
CWABS, Inc. Asset-Backed Certificates Series 2003-5, Class AF5, 5.21%, 2/25/2034‡(g)	218,375	224,323
Drive Auto Receivables Trust Series 2017-1, Class D, 3.84%, 3/15/2023	380,000	383,538
DT Auto Owner Trust
Series 2016-1A, Class D, 4.66%, 12/15/2022(a)	175,000	177,501
Series 2017-3A, Class D, 3.58%, 5/15/2023(a)	750,000	749,161
Series 2016-3A, Class D, 4.52%, 6/15/2023(a)	750,000	758,888

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — continued
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	83,000	82,576
Series 2017-2A, Class E, 6.03%, 1/15/2024(a)	500,000	510,636
Series 2017-3A, Class E, 5.60%, 8/15/2024(a)	905,000	913,321
Series 2017-4A, Class E, 5.15%, 11/15/2024(a)	100,000	99,724
Series 2018-1A, Class E, 5.42%, 3/17/2025(a)	955,000	959,384
ENGS Commercial Finance Trust
Series 2018-1A, Class C, 4.05%, 2/22/2023‡(a)	370,000	369,785
Series 2018-1A, Class D, 4.69%, 6/22/2023‡(a)	290,000	289,842
Equity One Mortgage Pass-Through Trust
Series 2003-2, Class M2, 5.48%, 9/25/2033‡(k)	130,857	128,490
Series 2004-2, Class M1, 5.69%, 7/25/2034‡(g)	104,869	106,832
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022(a)	350,000	358,973
Series 2017-3A, Class C, 3.68%, 7/17/2023(a)	773,000	773,125
Series 2016-3A, Class D, 6.40%, 7/17/2023(a)	750,000	778,124
Series 2018-1A, Class E, 4.64%, 10/15/2024(a)	1,660,000	1,636,198
Series 2018-2A, Class E, 5.33%, 5/15/2025(a)	1,100,000	1,101,632
Flagship Credit Auto Trust
Series 2017-R, Class B, 8.00%, 5/17/2023‡(a)	518,160	518,160
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	175,000	172,294
Series 2017-2, Class E, 5.55%, 7/15/2024(a)	530,000	535,602
Hertz Fleet Lease Funding LP Series 2018-1, Class E, 5.55%, 5/10/2032(a)	1,340,000	1,343,948
Kabbage Asset Securitization LLC Series 2017-1, Class C, 8.00%, 3/15/2022‡(a)	330,000	346,063
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023‡(a)	325,000	330,296
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025(a)	1,000,000	1,027,458
Series 2017-2A, Class B, 3.38%, 5/20/2026‡(a)	540,000	533,821
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(a)	540,000	534,882
Series 2018-1A, Class B, 4.09%, 12/21/2026(a)	790,000	795,342
Series 2018-1A, Class C, 5.03%, 12/21/2026(a)	1,100,000	1,107,693
Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 4.58%, 8/25/2033‡(k)	195,117	199,675
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 2/15/2023‡(a)	289,844	289,844
Magnetite VIII Ltd. (Cayman Islands) Series 2014-8A, Class DR2, 4.99%, 4/15/2031(a)(k)	1,220,000	1,220,000
Mariner Finance Issuance Trust Series 2017-AA, Class C, 6.73%, 2/20/2029‡(a)	750,000	778,189
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024(a)	295,000	293,155
Series 2017-3A, Class C, 4.01%, 12/15/2024(a)	295,000	295,786
MFA Trust Series 2017-NPL1, Class A1, 3.35%, 11/25/2047(a)(g)	375,946	373,747
Oak Hill Advisors Residential Loan Trust Series 2017-NPL2, Class A1, 3.00%, 7/25/2057‡(a)(g)	355,622	351,667
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(a)	540,000	540,754
OneMain Financial Issuance Trust
Series 2014-2A, Class C, 4.33%, 9/18/2024‡(a)	94,158	94,328
Series 2014-2A, Class D, 5.31%, 9/18/2024‡(a)	100,000	100,968
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(a)	250,000	254,953
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100,000	1,085,577
Series 2018-2A, Class D, 4.29%, 3/14/2033‡(a)	1,500,000	1,498,542
Oportun Funding VI LLC Series 2017-A, Class B, 3.97%, 6/8/2023(a)(k)	293,000	289,794
PNMAC GMSR Issuer Trust Series 2018-FT1, Class A, 4.31%, 4/25/2023(a)(k)	550,000	551,691
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.11%, 7/25/2035‡(g)	273,714	268,081
Pretium Mortgage Credit Partners I LLC Series 2017-NPL5, Class A1, 3.33%, 12/30/2032(a)(k)	285,677	284,658
Prosper Marketplace Issuance Trust
Series 2017-3A, Class B, 3.36%, 11/15/2023(a)	735,000	729,397
Series 2018-1A, Class C, 4.87%, 6/17/2024(a)	500,000	500,343
RAMP Trust Series 2002-RS2, Class AI5, 5.93%, 3/25/2032‡(k)	130,969	132,589

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES — continued
RCM Fund 1 Issuer LLC Series 2017-1, Class A, 5.50%, 10/25/2021‡(a)	1,000,000	1,000,000
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(g)	175,528	167,292
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(g)	645,000	652,612
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052‡(a)	435,427	442,856
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class F, 6.80%, 9/15/2025‡(a)	1,409,753	1,416,802
Series 2017-C, Class F, 6.68%, 10/15/2025(a)	2,150,000	2,172,142
Saxon Asset Securities Trust Series 2002-2, Class AF5, 6.49%, 1/25/2031‡(g)	314,438	320,461
Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034‡(a)(k)	326,216	327,045
Shackleton CLO Ltd. (Cayman Islands) Series 2013-4RA, Class A2A, 3.94%, 4/13/2031(a)(k)	1,070,000	1,068,904
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	100,000	98,920
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	100,000	99,301
Series 2016-5, Class B, 4.55%, 9/25/2028‡(a)(k)	400,000	408,270
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027‡(a)	450,000	447,405
Series 2018-1, Class C, 3.97%, 2/25/2027‡(a)	450,000	445,105
Springleaf Funding Trust
Series 2015-BA, Class B, 3.80%, 5/15/2028‡(a)	900,000	893,853
Series 2016-AA, Class B, 3.80%, 11/15/2029(a)	750,000	750,889
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 2.93%, 9/25/2034‡(k)	236,001	229,540
Tricolor Auto Securitization Trust Series 2018-1A, Class B, 7.30%, 2/16/2021‡(a)	2,700,000	2,698,464
United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022(a)	540,000	538,905
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030‡(a)	918,700	918,700
VOLT LX LLC Series 2017-NPL7, Class A1, 3.25%, 6/25/2047‡(a)(g)	425,004	422,859
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047(a)(g)	144,075	143,127
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(a)(g)	81,038	80,405
VOLT LXIII LLC Series 2017-NP10, Class A1, 3.00%, 10/25/2047(a)(g)	169,425	168,297
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(g)	117,073	116,944
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045‡(a)(g)	46,885	47,225
Westlake Automobile Receivables Trust
Series 2016-1A, Class E, 6.52%, 6/15/2022‡(a)	350,000	357,619
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)	450,000	452,039
Series 2018-1A, Class F, 5.60%, 7/15/2024(a)	2,000,000	1,999,224
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)	1,320,000	1,330,487

TOTAL ASSET-BACKED SECURITIES (Cost $65,225,292)		65,401,062

COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.3%
20 Times Square Trust Series 2018-20TS, Class F, 3.20%, 5/15/2035(a)(k)	600,000	556,096
Access PT Funding Trust Series 2016-1, 7.00%, 2/15/2023‡	1,000,000	999,518
Banc of America Commercial Mortgage Trust
Series 2006-1, Class E, 5.99%, 9/10/2045‡(a)(k)	39,225	40,852
Series 2007-1, Class AMFX, 5.48%, 1/15/2049(k)	33,490	33,900
Series 2007-3, Class F, 5.70%, 6/10/2049‡(a)(k)	705,000	718,261
Series 2007-5, Class AJ, 6.07%, 2/10/2051(k)	345,142	353,519
BANK
Series 2017-BNK9, Class D, 2.80%, 11/15/2054(a)	440,000	335,517
Series 2017-BNK6, Class D, 3.10%, 7/15/2060‡(a)	470,000	380,134
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class B, 5.66%, 9/11/2041‡(a)(k)	23,676	23,841
Series 2005-T20, Class D, 5.10%, 10/12/2042‡(k)	246,812	248,932

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
BX Commercial Mortgage Trust Series 2018-BIOA, Class D, 3.24%, 3/15/2037‡(a)(k)	610,000	606,609
CD Mortgage Trust
Series 2017-CD4, Class D, 3.30%, 5/10/2050‡(a)	435,000	352,143
Series 2017-CD5, Class D, 3.35%, 8/15/2050(a)	451,000	363,869
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)	595,000	490,659
Series 2016-P5, Class C, 4.32%, 10/10/2049‡(k)	430,000	423,347
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AJ, 5.81%, 5/15/2046(k)	321,893	328,267
Series 2007-C3, Class B, 5.81%, 5/15/2046‡(k)	435,000	434,439
Commercial Mortgage Trust
Series 2014-CR15, Class D, 4.76%, 2/10/2047‡(a)(k)	105,000	98,714
Series 2014-CR16, Class C, 4.90%, 4/10/2047‡(k)	300,000	309,565
Series 2015-CR23, Class CME, 3.68%, 5/10/2048(a)(k)	106,000	104,043
Series 2015-CR24, Class D, 3.46%, 8/10/2048‡(k)	185,000	149,641
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	65,687	66,319
CSAIL Commercial Mortgage Trust Series 2017-C8, Class C, 4.32%, 6/15/2050‡	320,000	322,388
FHLMC Multifamily Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.37%, 10/25/2024(k)	18,972,740	382,113
Series K075, Class X3, IO, 2.13%, 5/25/2028(k)	5,471,000	878,076
Series K036, Class X3, IO, 2.11%, 12/25/2041(k)	3,253,000	323,242
Series K038, Class X3, IO, 2.49%, 6/25/2042(k)	2,100,000	258,898
Series K720, Class X3, IO, 1.33%, 8/25/2042(k)	16,800,000	819,974
Series K041, Class X3, IO, 1.64%, 11/25/2042(k)	4,580,000	405,465
Series K042, Class X3, IO, 1.60%, 1/25/2043(k)	3,805,000	331,940
Series K718, Class X3, IO, 1.44%, 2/25/2043(k)	6,035,000	288,856
Series K045, Class X3, IO, 1.50%, 4/25/2043(k)	4,530,000	382,094
Series K046, Class X3, IO, 1.51%, 4/25/2043(k)	3,450,000	294,263
Series K054, Class X3, IO, 1.60%, 4/25/2043(k)	2,745,000	277,453
Series K047, Class X3, IO, 1.49%, 6/25/2043(k)	3,400,000	294,171
Series K050, Class X3, IO, 1.55%, 10/25/2043(k)	5,232,306	485,387
Series K051, Class X3, IO, 1.61%, 10/25/2043(k)	4,995,000	496,370
Series K052, Class X3, IO, 1.61%, 1/25/2044(k)	2,915,000	294,404
Series K726, Class X3, IO, 2.13%, 7/25/2044(k)	4,180,000	453,835
Series K067, Class X3, IO, 2.11%, 9/25/2044(k)	1,190,000	177,816
Series K729, Class X3, IO, 1.97%, 11/25/2044(k)	10,890,000	1,165,324
Series K724, Class X3, IO, 1.87%, 12/25/2044(k)	4,930,000	424,209
Series K070, Class X3, IO, 2.04%, 12/25/2044(k)	1,315,000	195,428
Series K730, Class X3, IO, 2.04%, 2/25/2045(k)	5,750,000	653,059
Series K065, Class X3, IO, 2.25%, 7/25/2045(k)	2,305,000	356,666
Series K072, Class X3, IO, 2.14%, 12/25/2045(k)	5,250,000	830,660
Series K731, Class X3, IO, 2.09%, 4/25/2046(k)	11,528,628	1,390,533
FNMA ACES
Series 2011-M7, Class X, IO, 0.95%, 9/25/2018(k)	9,671,661	6,096
Series 2014-M3, Class X2, IO, 0.10%, 1/25/2024(k)	11,817,496	45,808
Series 2016-M4, Class X2, IO, 2.62%, 1/25/2039(k)	3,247,129	339,368
FORT CRE LLC Series 2016-1A, Class D, 7.81%, 5/21/2036(a)(k)	200,000	201,587
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.46%, 2/25/2024(a)(k)	488,705	506,575
Series 2017-KF31, Class B, 4.81%, 4/25/2024‡(a)(k)	935,819	957,605
Series 2017-KF36, Class B, 4.56%, 8/25/2024(a)(k)	723,600	729,531
Series 2017-KF35, Class B, 4.66%, 8/25/2024(a)(k)	507,365	516,403
Series 2017-KF41, Class B, 4.41%, 11/25/2024‡(a)(k)	389,441	391,339
Series 2016-KF24, Class B, 6.91%, 10/25/2026(a)(k)	298,892	315,373
Series 2017-KF40, Class B, 4.61%, 11/25/2027(a)(k)	394,926	397,927
Series 2016-K53, Class B, 4.02%, 3/25/2049‡(a)(k)	69,000	68,760
Series 2017-K67, Class B, 3.94%, 9/25/2049(a)(k)	145,000	141,601
Series 2017-K728, Class B, 3.65%, 11/25/2050‡(a)(k)	250,000	241,559

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2017-K728, Class C, 3.65%, 11/25/2050‡(a)(k)	105,000	98,562
GNMA
Series 2012-28, IO, 0.25%, 7/16/2045(k)	11,997,862	208,248
Series 2012-89, IO, 0.77%, 12/16/2053(k)	12,855,835	382,812
Series 2013-48, IO, 0.61%, 7/16/2054(k)	11,370,902	497,197
Series 2015-115, IO, 0.61%, 7/16/2057(k)	5,486,535	265,375
Series 2017-23, IO, 0.73%, 5/16/2059(k)	2,094,353	132,237
Series 2017-69, IO, 0.80%, 7/16/2059(k)	13,516,866	957,731
GS Mortgage Securities Trust
Series 2007-GG10, Class AM, 5.83%, 8/10/2045(k)	215,682	219,052
Series 2012-GCJ9, Class D, 4.75%, 11/10/2045‡(a)(k)	400,000	383,111
Series 2016-GS2, Class D, 2.75%, 5/10/2049‡(a)	57,473	45,981
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class F, 5.70%, 12/15/2044‡(k)	82,882	82,776
Series 2007-LD11, Class AM, 6.00%, 6/15/2049(k)	59,819	60,775
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044(k)	83,251	84,645
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(k)	250,254	189,608
Series 2007-C6, Class AJ, 6.29%, 7/15/2040(k)	550,000	561,000
Series 2007-C7, Class B, 6.27%, 9/15/2045(k)	36,589	36,868
Merrill Lynch Mortgage Trust Series 2007-C1, Class AM, 5.78%, 6/12/2050(k)	762,079	756,836
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class D, 3.25%, 12/15/2047‡(a)	550,000	445,288
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041(k)	59,561	59,452
Series 2006-HQ9, Class D, 5.86%, 7/12/2044‡(k)	43,473	43,421
UBS Commercial Mortgage Trust Series 2017-C6, Class D, 2.50%, 12/15/2050‡(a)(k)	160,000	109,482
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043(k)	360,000	362,583
Series 2005-C21, Class D, 5.29%, 10/15/2044‡(k)	780,000	774,531
Series 2007-C34, Class B, 6.20%, 5/15/2046‡(k)	250,000	253,998
Series 2007-C31, Class AJ, 5.66%, 4/15/2047(k)	127,158	127,635
Series 2007-C31, Class B, 5.70%, 4/15/2047(k)	510,000	523,132
Series 2007-C31, Class C, 5.98%, 4/15/2047‡(k)	235,000	238,130
Series 2006-C29, Class B, 5.43%, 11/15/2048(k)	242,814	244,103
Series 2007-C33, Class AJ, 6.01%, 2/15/2051(k)	690,000	686,550
Series 2007-C33, Class B, 6.01%, 2/15/2051‡(k)	250,000	187,500
Series 2007-C33, Class C, 6.01%, 2/15/2051‡(k)	140,000	14,000
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class D, 4.10%, 5/15/2048(k)	260,000	226,489
Series 2016-BNK1, Class D, 3.00%, 8/15/2049‡(a)	600,000	476,424

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $34,816,019)		34,195,873

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.8%
Acre Series 2017-B, 12/15/2020‡	500,000	500,000
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	48,449	48,931
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	30,990	31,245
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	41,403	38,470
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	111,981	111,867
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	857,015	848,459
Series 2005-J14, Class A3, 5.50%, 12/25/2035	496,378	434,853
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	873,889	742,005
Angel Oak Mortgage Trust LLC Series 2015-1, Class M, 5.50%, 11/25/2045‡(a)(g)	187,000	187,269
Banc of America Alternative Loan Trust Series 2005-3, Class 2A1, 5.50%, 4/25/2020	75,600	76,055
Banc of America Funding Trust Series 2007-5, Class 4A1, 2.33%, 7/25/2037(k)	651,378	450,258
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 3.79%, 8/25/2034(k)	247,649	250,924

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033‡(g)	170,458	156,684
Bellemeade Re Ltd. (Bermuda) Series 2018-1A, Class M1B, 3.57%, 4/25/2028‡(a)(k)	760,000	760,860
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.96%, 5/25/2023(a)(k)	340,000	339,644
Series 2018-GT1, Class B, 2.96%, 5/25/2023(a)(k)	850,000	848,825
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	86,046	83,205
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	30,703	30,943
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	174,567	175,306
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 2.51%, 6/25/2035(k)	428,347	364,793
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033(g)	215,866	215,139
DT Asset Trust 5.84%, 12/16/2022‡	500,000	499,450
FHLMC REMIC
Series 4074, IO, 3.00%, 7/15/2027	3,962,591	351,293
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,832,649	347,846
Series 3782, Class PI, IO, 4.00%, 11/15/2028	3,678,285	66,696
Series 4120, Class JS, IF, IO, 4.28%, 10/15/2032(k)	914,782	125,301
Series 4149, IO, 3.00%, 1/15/2033	756,484	102,728
Series 4160, IO, 3.00%, 1/15/2033	2,480,488	348,371
Series 4212, Class MI, IO, 3.00%, 6/15/2033	3,131,322	422,067
Series 4116, Class LS, IF, IO, 4.28%, 10/15/2042(k)	558,392	98,379
Series 4495, Class PI, IO, 4.00%, 9/15/2043	966,744	158,043
Series 4321, Class PI, IO, 4.50%, 1/15/2044	751,999	149,442
Series 4670, Class TI, IO, 4.50%, 1/15/2044	1,378,956	247,664
Series 4535, Class PI, IO, 4.00%, 3/15/2044	683,795	114,932
Series 4550, Class DI, IO, 4.00%, 3/15/2044	686,801	115,199
Series 4570, Class PI, IO, 4.00%, 3/15/2044	649,735	108,048
Series 4612, Class QI, IO, 3.50%, 5/15/2044	1,039,071	148,888
Series 4612, Class PI, IO, 3.50%, 6/15/2044	84,127	12,216
Series 4657, Class QI, IO, 4.00%, 9/15/2044	1,098,455	190,349
Series 4585, Class JI, IO, 4.00%, 5/15/2045	635,794	111,973
Series 4628, Class PI, IO, 4.00%, 7/15/2045	659,795	117,350
Series 4699, Class LI, IO, 4.00%, 4/15/2046	2,828,982	500,272
Series 4599, Class SA, IF, IO, 4.08%, 7/15/2046(k)	519,394	90,015
Series 4628, Class I, IO, 4.00%, 11/15/2046	568,627	117,821
Series 4699, Class NI, IO, 4.00%, 12/15/2046	1,225,822	233,949
Series 4681, Class SD, IF, IO, 4.23%, 5/15/2047(k)	1,365,335	244,333
Series 4694, Class SA, IF, IO, 4.18%, 6/15/2047(k)	1,874,676	356,896
Series 4689, Class SD, IF, IO, 4.23%, 6/15/2047(k)	1,905,006	348,688
Series 4707, Class SA, IF, IO, 4.23%, 8/15/2047(k)	1,472,195	284,622
Series 4709, Class SE, IF, IO, 4.23%, 8/15/2047(k)	1,297,024	232,379
Series 4714, Class SA, IF, IO, 4.23%, 8/15/2047(k)	1,481,437	285,836
FHLMC STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	683,159	51,338
Series 311, Class S1, IF, IO, 4.03%, 8/15/2043(k)	2,319,180	395,506
Series 326, Class S2, IF, IO, 4.03%, 3/15/2044(k)	1,854,373	291,968
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.26%, 9/25/2030(k)	770,000	775,153
FNMA REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,870,832	214,497
Series 2012-93, Class FS, IF, IO, 4.19%, 9/25/2032(k)	5,814,966	845,128
Series 2012-63, Class NI, IO, 4.00%, 6/25/2040	1,197,815	118,478
Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	1,105,474	224,091
Series 2012-133, Class HS, IF, IO, 4.19%, 12/25/2042(k)	500,096	90,711
Series 2012-133, Class NS, IF, IO, 4.19%, 12/25/2042(k)	2,376,765	424,040
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	887,264	142,119
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	731,499	130,366

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2016-63, Class AS, IF, IO, 4.04%, 9/25/2046(k)	255,226	48,050
Series 2016-77, Class SA, IF, IO, 4.04%, 10/25/2046(k)	1,552,278	305,460
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	936,302	160,747
Series 2016-95, Class ES, IF, IO, 4.04%, 12/25/2046(k)	4,359,392	819,904
Series 2017-13, Class AS, IF, IO, 4.09%, 2/25/2047(k)	1,584,144	299,112
Series 2017-6, Class SB, IF, IO, 4.09%, 2/25/2047(k)	326,920	59,132
Series 2017-31, Class SG, IF, IO, 4.14%, 5/25/2047(k)	3,656,721	653,126
Series 2017-39, Class ST, IF, IO, 4.14%, 5/25/2047(k)	360,292	69,938
Series 2017-70, Class SA, IF, IO, 4.19%, 9/25/2047(k)	2,414,233	430,341
Series 2017-69, Class SH, IF, IO, 4.24%, 9/25/2047(k)	2,279,374	424,454
Series 2017-90, Class SP, IF, IO, 4.19%, 11/25/2047(k)	2,398,945	427,519
Series 2017-57, Class SA, IF, IO, 4.14%, 8/25/2057(k)	1,957,788	312,629
FNMA STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	696,324	57,225
Series 421, Class C3, IO, 4.00%, 7/25/2030	955,617	117,524
FNMA, Connecticut Avenue Securities Series 2018-C01, Class 1M2, 4.21%, 7/25/2030(k)	900,000	914,567
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	92,374	94,618
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051‡	490,720	482,329
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(a)(k)	203,079	142,113
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 3.67%, 9/25/2035(k)	418,204	425,834
Impac CMB Trust Series 2005-1, Class 1A2, 2.58%, 4/25/2035(k)	511,839	474,340
JP Morgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	91,060	96,290
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.89%, 8/25/2033‡(k)	89,228	89,046
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	89,670	90,990
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 3.60%, 8/25/2033(k)	173,926	179,615
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 4.81%, 2/25/2023(a)(k)	640,000	644,118
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	169,418	175,035
RALI Trust Series 2005-QO1, Class A1, 2.26%, 8/25/2035(k)	1,829,590	1,590,185
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.21%, 7/25/2056‡(a)(k)	34,175,547	156,903
Specialty Underwriting & Residential Finance Trust Series 2004-AA1, Class 2A2, 5.50%, 10/25/2034	61,744	62,896
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	204,379	206,560
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 3.25%, 8/25/2033(k)	295,294	298,989
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	232,185	240,899
Series 2005-AR7, Class A3, 3.33%, 8/25/2035(k)	193,774	195,065
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR4, Class 2A2, 3.96%, 4/25/2035(k)	272,606	274,208
Series 2005-14, Class 1A1, 5.50%, 12/25/2035	59,196	60,981
Series 2007-14, Class 1A1, 6.00%, 10/25/2037	16,596	16,407

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $28,907,990)		28,027,325

FOREIGN GOVERNMENT SECURITIES — 5.2%
Arab Republic of Egypt (Egypt) 5.75%, 4/29/2020(f)	500,000	512,500
Federal Republic of Nigeria (Nigeria) 7.14%, 2/23/2030(f)	600,000	599,250
Government of Dominican Republic (Dominican Republic) 6.88%, 1/29/2026(f)	200,000	211,985
Instituto Costarricense de Electricidad (Costa Rica) 6.38%, 5/15/2043(f)	690,000	562,350
Kingdom of Jordan (Jordan) 5.75%, 1/31/2027(f)	700,000	661,500
Mongolia Government International Bond (Mongolia) 10.88%, 4/6/2021(f)	600,000	675,000

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES — continued
Provincia de Buenos Aires (Argentina)
9.95%, 6/9/2021(a)	350,000	367,500
9.13%, 3/16/2024(a)	617,000	629,340
7.88%, 6/15/2027(f)	750,000	701,250
Provincia de Cordoba (Argentina) 7.13%, 8/1/2027(f)	300,000	268,500
Republic of Angola (Angola)
9.50%, 11/12/2025(f)	600,000	672,000
8.25%, 5/9/2028(a)	600,000	619,500
9.38%, 5/8/2048(a)	570,000	604,200
Republic of Argentina (Argentina) 6.88%, 4/22/2021	200,000	201,000
Republic of Belarus (Belarus)
6.88%, 2/28/2023(a)	400,000	420,000
7.63%, 6/29/2027(f)	200,000	214,000
Republic of Costa Rica (Costa Rica)
7.00%, 4/4/2044(f)	280,000	267,750
7.16%, 3/12/2045(a)	200,000	193,500
Republic of El Salvador (El Salvador)
7.75%, 1/24/2023(f)	620,000	650,225
8.25%, 4/10/2032(f)	340,000	356,150
7.65%, 6/15/2035(f)	450,000	446,625
7.63%, 2/1/2041(f)	720,000	709,200
Republic of Paraguay (Paraguay) 6.10%, 8/11/2044(f)	575,000	592,969
Republic of Sri Lanka (Sri Lanka) 6.00%, 1/14/2019(f)	500,000	503,125
Republic of Ukraine (Ukraine) 7.75%, 9/1/2020(f)	500,000	515,000
Ukreximbank Via Biz Finance plc (Ukraine) 9.63%, 4/27/2022(f)	300,000	310,560

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $12,915,997)		12,464,979

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes 2.13%, 12/31/2022 (Cost $2,347,654)	2,400,000	2,343,188

LOAN ASSIGNMENTS — 0.9%(l)
Aerospace & Defense — 0.0%(b)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.74%, 10/4/2024(d)	4,988	4,983

Commercial Services & Supplies — 0.1%
Garda World Security, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 5.51%, 5/24/2024(d)	84,790	85,240
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 5/2/2022(d)	99,002	98,619

		183,859

Containers & Packaging — 0.0%(b)
Viskase Corp., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.55%, 1/30/2021(d)	98,711	95,997

Diversified Telecommunication Services — 0.1%
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/2/2024(d)	174,000	174,746
Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (ICE LIBOR USD 1 Month + 3.75%), 5.72%, 11/27/2023(d)	50,000	50,150

		224,896

Electric Utilities — 0.0%(b)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(d)	45,272	45,413
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(d)	2,899	2,908

		48,321

Food & Staples Retailing — 0.0%(b)
Moran Foods LLC, Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 12/5/2023(d)	98,750	79,412

Food Products — 0.0%(b)
Mastronardi Produce Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.16%, 5/1/2025(d)	19,000	19,095

Hotels, Restaurants & Leisure — 0.0%(b)
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.71%, 10/4/2023(d)	5,280	5,308

Household Durables — 0.0%(b)
American Greetings Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 6.48%, 4/6/2024(d)	31,000	31,233

Internet Software & Services — 0.1%
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 11/3/2023(d)	148,503	147,343

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS — continued
IT Services — 0.1%
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.22%, 7/8/2022(d)	191,180	191,100

Leisure Products — 0.1%
FGI Operating Co. LLC, DIP Term Loan (ICE LIBOR USD 1 Month + 6.75%), 8.00%, 6/28/2018‡(d)(m)	52,250	52,250
FGI Operating Co. LLC, Term Loan B (ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019(d)	247,136	56,532

		108,782

Machinery — 0.0%(b)
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.30%, 12/20/2023(d)	98,753	98,629

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp., 1st Lien Last Out (ICE LIBOR USD 1 Month + 7.50%), 9.47%, 8/23/2021(d)	120,000	125,975
CITGO Petroleum Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.81%, 7/29/2021(d)	98,469	98,797
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.56%, 8/25/2023(d)	188,885	161,812
Summit Midstream Partners Holdings LLC, Senior Secured Term Loan (ICE LIBOR USD 1 Month + 6.00%), 7.98%, 5/13/2022(d)	21,000	21,210

		407,794

Pharmaceuticals — 0.0%(b)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021(d)	37	33
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.42%, 4/1/2022(d)	94,788	94,896

		94,929

Software — 0.1%
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 12/1/2023(d)	98,755	99,280
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/1/2022(d)	74,677	74,635

		173,915

Wireless Telecommunication Services — 0.1%
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 6.93%, 3/9/2023(d)	206,078	206,269

TOTAL LOAN ASSIGNMENTS (Cost $2,349,811)		2,121,865

MUNICIPAL BONDS — 0.8%(n)
California — 0.4%
Education — 0.1%
Regents of the University of California, Build America Bonds Series R, Rev., 5.77%, 5/15/2043	140,000	173,772
University of California Series J, Rev., 4.13%, 5/15/2045	100,000	102,606

		276,378

General Obligation — 0.1%
Los Angeles Community College District GO, 6.75%, 8/1/2049	100,000	147,087

Hospital — 0.1%
University of California, Medical Center Series F, Rev., 6.58%, 5/15/2049	255,000	343,753

Water & Sewer — 0.1%
County of Orange, Water District Series B, Rev., 4.06%, 8/15/2041	290,000	300,657

Total California		1,067,875

Colorado — 0.1%
Hospital — 0.1%
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175,000	179,592

Illinois — 0.0%(b)
Education — 0.0%(b)
Illinois Finance Authority Series A, Rev., 4.00%, 10/1/2049	25,000	25,518

Indiana — 0.2%
Other Revenue — 0.2%
Indianapolis Local Public Improvement Bond Bank, Marion County Health & Hospital Series B-2, Rev., 6.12%, 1/15/2040	240,000	303,034

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS — continued
New Jersey — 0.0%(b)
Transportation — 0.0%(b)
New Jersey Transportation Trust Fund Authority, Transportation System Series A, Rev., 5.00%, 6/15/2042	25,000	25,959

Texas — 0.1%
Transportation — 0.1%
North Texas Tollway Authority System Series B, Rev., 6.72%, 1/1/2049	131,000	188,176

TOTAL MUNICIPAL BONDS (Cost $1,753,153)		1,790,154

	Shares
COMMON STOCKS — 0.0%(b)
Capital Markets — 0.0%(b)
UCI Holdings LLC (New Zealand)*‡	1,536	27,840

Oil, Gas & Consumable Fuels — 0.0%(b)
Frontera Energy Corp. (Colombia)*	2,000	58,596

TOTAL COMMON STOCKS (Cost $93,137)		86,436

	No. of Warrants
WARRANTS — 0.0%
Road & Rail — 0.0%
Jack Cooper Enterprises, Inc., expiring 10/29/2027, price 1.00*‡ (Cost $—)	49	—

	Shares
SHORT-TERM INVESTMENTS — 3.1%
INVESTMENT COMPANIES — 3.1%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (o)(p) (Cost $7,459,452)	7,458,784	7,460,276

Total Investments — 98.2% (Cost $238,544,533)		234,360,412
Other Assets in Excess of Liabilities — 1.8%		4,315,579

Net Assets — 100.0%		238,675,991

Percentages indicated are based on net assets.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	346	09/2018	USD	41,601,094	383,222
U.S. Treasury Long Bond	16	09/2018	USD	2,312,000	49,964
U.S. Treasury Ultra Bond	4	09/2018	USD	634,125	16,147

					449,333

Short Contracts
U.S. Treasury 10 Year Note	(20)	09/2018	USD	(2,404,688)	(19,732)
U.S. Treasury 2 Year Note	(44)	09/2018	USD	(9,335,562)	(17,965)
U.S. Treasury 5 Year Note	(200)	09/2018	USD	(22,756,250)	(119,170)
U.S. Treasury Ultra Bond	(25)	09/2018	USD	(3,963,281)	(101,034)

					(257,901)

					191,432

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 :

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Federative Republic of Brazil, 4.25%, 01/7/2025	1.00	Quarterly	BNP Paribas	6/20/2023	2.29	USD 5,000,000	246,805	34,625	281,430
Republic of Argentina, 7.50%, 04/22/2026	5.00	Quarterly	Morgan Stanley	6/20/2023	4.00	USD 3,000,000	(305,080)	145,216	(159,864)

							(58,275)	179,841	121,566

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Summary of total swap contracts outstanding as of May 31, 2018 :

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	246,805	281,430

Total OTC swap contracts outstanding	246,805	281,430

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(305,080)	(159,864)

Total OTC swap contracts outstanding	(305,080)	(159,864)

Abbreviations

ACES	Alternative Credit Enhancement Securities
CLO	Collateralized Loan Obligations
CMBS	Commercial Mortgage-Backed Security
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

IO		Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR		London Interbank Offered Rate
REMIC		Real Estate Mortgage Investment Conduit
Rev.		Revenue
SCA		Limited partnership with share capital
STRIPS		Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD		United States Dollar
(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(d)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Security is an interest bearing note with preferred security characteristics.
(f)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(h)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	—	Defaulted security.
(j)	—	Amount rounds to less than one thousand.
(k)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(l)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	—	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(n)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(o)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(p)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Portfolio’s investments. The Administrator implements the valuation policies of the Portfolio’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Portfolio. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited, to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Portfolio’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated approved pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Portfolio at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	37,244,980	$28,156,082	$65,401,062
Collateralized Mortgage Obligations	—	25,194,784	2,832,541	28,027,325
Commercial Mortgage-Backed Securities	—	23,594,755	10,601,118	34,195,873
Corporate Bonds
Aerospace & Defense	—	1,460,851	—	1,460,851
Airlines	—	19,286	—	19,286
Auto Components	—	1,739,023	—	1,739,023
Automobiles	—	234,924	—	234,924
Banks	—	2,183,124	—	2,183,124
Beverages	—	108,350	—	108,350
Building Products	—	636,500	—	636,500
Capital Markets	—	554,552	—	554,552
Chemicals	—	2,304,243	—	2,304,243
Commercial Services & Supplies	—	1,122,816	—	1,122,816
Communications Equipment	—	625,940	—	625,940
Construction & Engineering	—	189,354	—	189,354
Construction Materials	—	291,817	—	291,817
Consumer Finance	—	695,791	—	695,791
Containers & Packaging	—	859,214	—	859,214
Diversified Consumer Services	—	119,970	—	119,970
Diversified Financial Services	—	531,835	—	531,835
Diversified Telecommunication Services	—	6,120,050	—	6,120,050
Electric Utilities	—	528,200	—	528,200
Electrical Equipment	—	434,423	—	434,423
Electronic Equipment, Instruments & Components	—	186,249	—	186,249
Energy Equipment & Services	—	1,320,172	—	1,320,172
Equity Real Estate Investment Trusts (REITs)	—	2,029,584	—	2,029,584
Food & Staples Retailing	—	1,373,434	—	1,373,434
Food Products	—	1,238,366	—	1,238,366
Gas Utilities	—	209,060	—	209,060
Health Care Equipment & Supplies	—	701,200	—	701,200
Health Care Providers & Services	—	6,748,574	—	6,748,574
Hotels, Restaurants & Leisure	—	3,027,619	—	3,027,619
Household Durables	—	693,246	—	693,246
Household Products	—	351,162	—	351,162
Independent Power and Renewable Electricity Producers	—	2,337,174	—	2,337,174
Industrial Conglomerates	—	282,126	—	282,126
Insurance	—	745,930	—	745,930
Internet & Direct Marketing Retail	—	98,948	—	98,948
Internet Software & Services	—	975,838	—	975,838
IT Services	—	1,221,767	—	1,221,767
Leisure Products	—	394,627	—	394,627
Machinery	—	901,604	—	901,604
Media	—	8,378,911	—	8,378,911
Metals & Mining	—	2,444,237	—	2,444,237
Multiline Retail	—	193,291	—	193,291

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Oil, Gas & Consumable Fuels	$—	$7,360,133	$—		$7,360,133
Paper & Forest Products	—	53,795	—		53,795
Personal Products	—	202,475	—		202,475
Pharmaceuticals	—	2,842,937	—		2,842,937
Professional Services	—	123,620	—		123,620
Real Estate Management & Development	—	53,055	—		53,055
Road & Rail	—	1,907,338	—		1,907,338
Semiconductors & Semiconductor Equipment	—	557,961	—		557,961
Software	—	1,954,467	—		1,954,467
Specialty Retail	—	1,147,388	—		1,147,388
Technology Hardware, Storage & Peripherals	—	1,045,289	—		1,045,289
Textiles, Apparel & Luxury Goods	—	83,103	—		83,103
Thrifts & Mortgage Finance	—	242,875	—		242,875
Tobacco	—	113,420	—		113,420
Trading Companies & Distributors	—	1,018,994	—		1,018,994
Wireless Telecommunication Services	—	5,149,022	—		5,149,022

Total Corporate Bonds	—	80,469,254	—		80,469,254

Foreign Government Securities	—	12,464,979	—		12,464,979
Municipal Bonds	—	1,790,154	—		1,790,154
U.S. Treasury Obligations	—	2,343,188	—		2,343,188
Common Stocks
Capital Markets	—	—	27,840		27,840
Oil, Gas & Consumable Fuels	58,596	—	—		58,596

Total Common Stocks	58,596	—	27,840		86,436

Loan Assignments
Aerospace & Defense	—	4,983	—		4,983
Commercial Services & Supplies	—	183,859	—		183,859
Containers & Packaging	—	95,997	—		95,997
Diversified Telecommunication Services	—	224,896	—		224,896
Electric Utilities	—	48,321	—		48,321
Food & Staples Retailing	—	79,412	—		79,412
Food Products	—	19,095	—		19,095
Hotels, Restaurants & Leisure	—	5,308	—		5,308
Household Durables	—	31,233	—		31,233
Internet Software & Services	—	147,343	—		147,343
IT Services	—	191,100	—		191,100
Leisure Products	—	56,532	52,250		108,782
Machinery	—	98,629	—		98,629
Oil, Gas & Consumable Fuels	—	407,794	—		407,794
Pharmaceuticals	—	94,929	—		94,929
Software	—	173,915	—		173,915
Wireless Telecommunication Services	—	206,269	—		206,269

Total Loan Assignments	—	2,069,615	52,250		2,121,865

Warrants
Road & Rail	—	—	—	(a)	—
Short-Term Investments
Investment Companies	9,260,836	—	—		9,260,836

Total Investments in Securities	$9,319,432	$185,171,709	$41,669,831		$236,160,972

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures	$449,333	$—	$—	$449,333
Swaps	—	179,841	—	179,841

Total Appreciation in Other Financial Instruments	$449,333	$179,841	$—	$629,174

Depreciation in Other Financial Instruments
Futures	$(257,901)	$—	$—	$(257,901)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2018.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 28, 2018
Investments in Securities:
Asset-Backed Securities	$17,540,281		$(15,851)	$(6,805)	$(2,029)	$7,556,576	$(2,238,847)	$6,353,958	$(1,031,201)	$28,156,082
Collateralized Mortgage Obligations	1,999,964		665	13,336	(15,811)	760,000	(19,683)	94,070	—	2,832,541
Commercial Mortgage-Backed Securities	7,437,957		14	(139,772)	1,517	2,129,407	(197,439)	1,702,006	(332,572)	10,601,118
Common Stocks — Capital Markets	28,032		—	(192)	—	—	—	—	—	27,840
Loan Assignments — Leisure Products	—		—	—	—	52,250	—	—	—	52,250
Warrants — Road & Rail	—	(a)	—	—	—	—	—	—	—	—	(a)

	$27,006,234		$(15,172)	$(133,433)	$(16,323)	$10,498,233	$(2,455,969)	$8,150,034	$(1,363,773)	$41,669,831

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3), amounted to $(140,092).

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$19,901	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (16.79%)
			Constant Default Rate	0.00% - 8.00% (0.80%)
			Yield (Discount Rate of Cash Flows)	2.39% - 7.62% (4.52%)

Asset-Backed Securities	19,901

	1,194	Discounted Cash Flow	Constant Prepayment Rate	8.85% - 40.00% (14.74%)
			Constant Default Rate	0.00% - 2.05% (0.57%)
			Yield (Discount Rate of Cash Flows)	4.08% - 5.89% (4.57%)

Collateralized Mortgage Obligations	1,194

	10,360	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (1.93%)
			Yield (Discount Rate of Cash Flows)	(56.76%) - 199.00% (4.97%)

Commercial Mortgage-Backed Securities	10,360

	0	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	0

Total	$31,455

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was $10,215,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Portfolio’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 31.1%
Aerospace & Defense — 0.8%
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024(a)	864	863
Boeing Co. (The)
4.88%, 2/15/2020	540	560
7.95%, 8/15/2024	500	625
General Dynamics Corp. 2.25%, 11/15/2022	2,000	1,920
Harris Corp. 4.85%, 4/27/2035	500	519
Lockheed Martin Corp.
2.50%, 11/23/2020	850	840
3.35%, 9/15/2021	380	382
Northrop Grumman Corp.
5.05%, 8/1/2019	325	333
2.93%, 1/15/2025	800	761
Precision Castparts Corp.
2.50%, 1/15/2023	1,500	1,454
3.25%, 6/15/2025	800	783
Raytheon Co. 3.15%, 12/15/2024	476	473
United Technologies Corp. 1.95%, 11/1/2021	500	481

		9,994

Air Freight & Logistics — 0.3%
FedEx Corp. 3.20%, 2/1/2025	796	774
United Parcel Service, Inc.
5.13%, 4/1/2019	425	434
3.13%, 1/15/2021	1,600	1,610
2.45%, 10/1/2022	1,457	1,418

		4,236

Airlines — 0.0%(b)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	229	231

Automobiles — 0.4%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(a)	250	240
Daimler Finance North America LLC (Germany)
2.30%, 1/6/2020(a)	2,100	2,077
2.25%, 3/2/2020(a)	153	151
Ford Motor Co. 6.63%, 10/1/2028	1,500	1,686
General Motors Co. 6.60%, 4/1/2036	962	1,070

		5,224

Banks — 4.3%
ABN AMRO Bank NV (Netherlands)
2.50%, 10/30/2018(a)	1,629	1,629
2.65%, 1/19/2021(a)	450	443
Australia & New Zealand Banking Group Ltd. (Australia) 2.63%, 11/9/2022	750	724
Bank of America Corp. 3.30%, 1/11/2023	32	32
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	21	21
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(c)	780	760
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	3,745	3,635
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	737	730
4.00%, 1/22/2025	1,154	1,141
4.45%, 3/3/2026	556	561
Bank of Montreal (Canada)
2.38%, 1/25/2019	1,153	1,151
2.35%, 9/11/2022	100	96
Bank of Nova Scotia (The) (Canada) 2.80%, 7/21/2021	630	624
Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,255	1,180
BB&T Corp.
2.45%, 1/15/2020	166	165
2.63%, 6/29/2020	500	496
Capital One Bank USA NA 3.38%, 2/15/2023	3,360	3,280
Citibank NA 2.85%, 2/12/2021	350	347
Citigroup, Inc.
2.05%, 12/7/2018	2,000	1,996
2.75%, 4/25/2022	1,100	1,068
3.40%, 5/1/2026	650	618
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	2,000	1,849
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(a)	778	773
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	903	919
Credit Agricole SA (France) 3.75%, 4/24/2023(a)	775	764
Discover Bank 4.20%, 8/8/2023	447	452
Fifth Third Bancorp 2.88%, 7/27/2020	470	468
Fifth Third Bank
2.38%, 4/25/2019	250	250
2.88%, 10/1/2021	425	420
HSBC Bank plc (United Kingdom) 4.75%, 1/19/2021(a)	1,100	1,141
HSBC Holdings plc (United Kingdom)
4.00%, 3/30/2022	1,100	1,118
4.25%, 3/14/2024	800	804
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028(c)	251	246

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Huntington Bancshares, Inc. 3.15%, 3/14/2021	352	351
Huntington National Bank (The) 2.50%, 8/7/2022	500	482
ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	398
KeyCorp
2.90%, 9/15/2020	42	42
5.10%, 3/24/2021	1,657	1,737
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	499
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	869	822
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	221	217
3.78%, 3/2/2025	1,000	1,000
3.29%, 7/25/2027	350	335
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019(a)	909	905
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	580	568
2.60%, 9/11/2022	300	288
National Australia Bank Ltd. (Australia) 2.50%, 1/12/2021	1,050	1,031
National City Corp. 6.88%, 5/15/2019	100	104
Nordea Bank AB (Sweden) 4.25%, 9/21/2022(a)	591	605
PNC Bank NA 1.95%, 3/4/2019	356	355
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	363	377
5.13%, 2/8/2020	50	52
4.38%, 8/11/2020	362	372
Regions Financial Corp. 3.20%, 2/8/2021	402	401
Royal Bank of Canada (Canada)
2.20%, 7/27/2018	600	600
2.00%, 10/1/2018	596	595
4.65%, 1/27/2026	597	610
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	247
Santander UK plc (United Kingdom) 2.50%, 3/14/2019	799	798
Stadshypotek AB (Sweden) 1.88%, 10/2/2019(a)	442	437
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(a)	1,800	1,856
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.10%, 1/17/2023	482	473
SunTrust Bank 2.75%, 5/1/2023	1,500	1,450
Toronto-Dominion Bank (The) (Canada) 1.75%, 7/23/2018	1,041	1,040
US Bancorp
2.20%, 4/25/2019	500	498
Series V, 2.63%, 1/24/2022	732	719
3.60%, 9/11/2024	215	213
Wachovia Corp. 7.57%, 8/1/2026(d)	1,700	2,051
Wells Fargo & Co.
2.50%, 3/4/2021	428	420
3.50%, 3/8/2022	1,000	1,001
3.00%, 2/19/2025	368	347
4.30%, 7/22/2027	2,000	1,979
Westpac Banking Corp. (Australia)
2.00%, 3/3/2020(a)	506	498
2.50%, 6/28/2022	1,100	1,062

		57,736

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium)
3.30%, 2/1/2023	3,234	3,216
3.65%, 2/1/2026	2,000	1,964
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	987
Maple Escrow Subsidiary, Inc. 4.42%, 5/25/2025(a)	745	752
Molson Coors Brewing Co. 2.25%, 3/15/2020	400	393
PepsiCo, Inc. 2.38%, 10/6/2026	200	182

		7,494

Biotechnology — 0.4%
AbbVie, Inc. 2.85%, 5/14/2023	1,606	1,553
Amgen, Inc. 3.63%, 5/15/2022	1,850	1,862
Baxalta, Inc. 3.60%, 6/23/2022	117	116
Biogen, Inc. 3.63%, 9/15/2022	212	213
Celgene Corp.
3.95%, 10/15/2020	700	711
3.25%, 8/15/2022	600	590
Gilead Sciences, Inc.
2.55%, 9/1/2020	300	298
3.70%, 4/1/2024	56	56
3.50%, 2/1/2025	35	35

		5,434

Building Products — 0.1%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	222	210
Johnson Controls International plc
5.00%, 3/30/2020	40	41
4.25%, 3/1/2021	1,135	1,164
3.62%, 7/2/2024(d)	138	137

		1,552

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Markets — 2.5%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	564
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	155	159
2.60%, 8/17/2020	92	91
4.15%, 2/1/2021	1,440	1,483
3.40%, 1/29/2028	1,500	1,460
BlackRock, Inc. 3.20%, 3/15/2027	400	387
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023(a)	470	493
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019(a)	500	513
Charles Schwab Corp. (The)
3.23%, 9/1/2022	40	40
3.20%, 3/2/2027	250	241
CME Group, Inc. 3.00%, 9/15/2022	1,666	1,650
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	520	515
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	600	595
3.95%, 2/27/2023	500	485
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	900	935
2.35%, 11/15/2021	4,195	4,046
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	500	488
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	196	189
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	403	385
4.25%, 10/21/2025	92	91
3.85%, 1/26/2027	1,000	968
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	384	365
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	1,502	1,538
Invesco Finance plc 3.75%, 1/15/2026	436	435
Jefferies Group LLC 6.88%, 4/15/2021	1,850	2,006
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019(a)	481	480
Macquarie Group Ltd. (Australia) 6.25%, 1/14/2021(a)	800	851
Morgan Stanley
7.30%, 5/13/2019	1,700	1,770
5.63%, 9/23/2019	2,500	2,588
2.65%, 1/27/2020	600	596
5.50%, 7/24/2020	154	161
5.75%, 1/25/2021	687	730
2.75%, 5/19/2022	400	390
5.00%, 11/24/2025	622	649
3.88%, 1/27/2026	1,081	1,069
4.35%, 9/8/2026	880	875
State Street Corp.
3.10%, 5/15/2023	1,724	1,703
3.70%, 11/20/2023	1,154	1,176
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	217
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	196

		33,573

Chemicals — 0.6%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	400	400
Dow Chemical Co. (The)
8.55%, 5/15/2019	17	18
4.13%, 11/15/2021	52	53
3.00%, 11/15/2022	594	582
3.50%, 10/1/2024	800	784
Ecolab, Inc.
2.25%, 1/12/2020	167	165
3.25%, 1/14/2023	330	328
Mosaic Co. (The) 3.25%, 11/15/2022	2,243	2,187
Nutrien Ltd. (Canada)
6.50%, 5/15/2019	1,050	1,081
3.38%, 3/15/2025	168	160
Praxair, Inc. 2.20%, 8/15/2022	1,250	1,201
Rohm & Haas Co. 7.85%, 7/15/2029	315	416
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	225	216
3.45%, 6/1/2027	170	162
Union Carbide Corp. 7.50%, 6/1/2025	400	474

		8,227

Commercial Services & Supplies — 0.1%
Republic Services, Inc.
5.50%, 9/15/2019	1,200	1,241
3.55%, 6/1/2022	417	419

		1,660

Communications Equipment — 0.2%
Cisco Systems, Inc.
4.95%, 2/15/2019	975	991
4.45%, 1/15/2020	90	92
2.45%, 6/15/2020	90	90
2.90%, 3/4/2021	181	181
2.95%, 2/28/2026	1,000	959

		2,313

Construction & Engineering — 0.0%(b)
Fluor Corp. 3.38%, 9/15/2021	526	527

Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025(a)	250	246
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260	243
3.50%, 12/15/2027	300	280

		769

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Consumer Finance — 1.4%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	1,200	1,162
3.65%, 7/21/2027	594	546
American Express Co. 3.38%, 5/17/2021	1,000	1,001
American Honda Finance Corp.
7.63%, 10/1/2018(a)	1,450	1,475
2.25%, 8/15/2019	250	249
Caterpillar Financial Services Corp.
7.15%, 2/15/2019	675	696
2.25%, 12/1/2019	176	175
2.75%, 8/20/2021	510	504
2.85%, 6/1/2022	900	890
Ford Motor Credit Co. LLC
2.02%, 5/3/2019	484	480
3.34%, 3/28/2022	1,119	1,101
2.98%, 8/3/2022	1,200	1,159
3.81%, 1/9/2024	200	196
General Motors Financial Co., Inc.
3.70%, 5/9/2023	615	608
4.25%, 5/15/2023	770	780
4.00%, 10/6/2026	280	269
4.35%, 1/17/2027	400	392
3.85%, 1/5/2028	1,000	939
John Deere Capital Corp.
1.60%, 7/13/2018	753	752
1.70%, 1/15/2020	65	64
3.15%, 10/15/2021	650	653
2.70%, 1/6/2023	298	291
PACCAR Financial Corp. 2.20%, 9/15/2019	1,400	1,394
Synchrony Financial 4.25%, 8/15/2024	350	345
Toyota Motor Credit Corp.
2.13%, 7/18/2019	1,700	1,694
2.63%, 1/10/2023	800	778

		18,593

Containers & Packaging — 0.1%
International Paper Co. 3.80%, 1/15/2026	350	342
WestRock Co. 3.00%, 9/15/2024(a)	350	333

		675

Diversified Financial Services — 0.7%
AIG Global Funding 2.15%, 7/2/2020(a)	550	540
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	3,238	3,169
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022(a)	490	484
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/1/2018	650	671
3.40%, 2/7/2028	1,250	1,220
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	269
Protective Life Global Funding 2.62%, 8/22/2022(a)	400	388
Shell International Finance BV (Netherlands)
4.30%, 9/22/2019	1,555	1,588
4.38%, 3/25/2020	40	41
3.40%, 8/12/2023	150	151
2.88%, 5/10/2026	788	750
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024(a)	400	392

		9,663

Diversified Telecommunication Services — 0.8%
AT&T, Inc.
5.80%, 2/15/2019	1,405	1,434
4.45%, 4/1/2024	177	181
3.95%, 1/15/2025	1,183	1,165
3.40%, 5/15/2025	2,350	2,239
4.30%, 2/15/2030(a)	1,282	1,233
British Telecommunications plc (United Kingdom) 2.35%, 2/14/2019	350	349
Deutsche Telekom International Finance BV (Germany) 6.75%, 8/20/2018	900	908
Telefonica Emisiones SAU (Spain)
5.13%, 4/27/2020	409	424
5.46%, 2/16/2021	114	120
Verizon Communications, Inc.
3.13%, 3/16/2022	528	522
4.15%, 3/15/2024	886	903
4.40%, 11/1/2034	350	335
5.25%, 3/16/2037	320	332
4.81%, 3/15/2039	1,118	1,090

		11,235

Electric Utilities — 3.1%
Appalachian Power Co. 4.60%, 3/30/2021	800	828
Arizona Public Service Co. 3.35%, 6/15/2024	372	369
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,595	1,560
Cleveland Electric Illuminating Co. (The) 3.50%, 4/1/2028(a)	476	453
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021(a)	237	240
Connecticut Light & Power Co. (The) Series A, 3.20%, 3/15/2027	700	677
DTE Electric Co.
3.90%, 6/1/2021	200	203
2.65%, 6/15/2022	197	192
3.65%, 3/15/2024	1,500	1,517
3.38%, 3/1/2025	1,000	989

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Electric Utilities — continued
Duke Energy Carolinas LLC
3.90%, 6/15/2021	1,250	1,277
6.45%, 10/15/2032	50	63
Duke Energy Corp. 3.55%, 9/15/2021	233	235
Duke Energy Indiana LLC 3.75%, 7/15/2020	160	163
Duke Energy Progress LLC 2.80%, 5/15/2022	461	456
Electricite de France SA (France) 2.15%, 1/22/2019(a)	720	717
Enel Finance International NV (Italy) 3.63%, 5/25/2027(a)	450	411
Entergy Arkansas, Inc.
3.05%, 6/1/2023	765	755
3.50%, 4/1/2026	260	257
Entergy Corp. 2.95%, 9/1/2026	65	60
Entergy Mississippi, Inc. 2.85%, 6/1/2028	269	249
Fortis, Inc. (Canada) 3.06%, 10/4/2026	550	505
Georgia Power Co. 4.25%, 12/1/2019	3,700	3,774
Great Plains Energy, Inc. 4.85%, 6/1/2021	1,663	1,715
Hydro-Quebec (Canada) Series HY, 8.40%, 1/15/2022	1,000	1,164
Indiana Michigan Power Co.
7.00%, 3/15/2019	25	26
Series J, 3.20%, 3/15/2023	100	98
Kentucky Utilities Co. 3.30%, 10/1/2025	200	195
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	92
Nevada Power Co.
6.50%, 8/1/2018	1,000	1,006
7.13%, 3/15/2019	1,000	1,033
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	518	515
2.70%, 9/15/2019	1,539	1,535
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(a)	938	939
NSTAR Electric Co. 2.38%, 10/15/2022	300	290
Ohio Power Co. Series M, 5.38%, 10/1/2021	1,200	1,284
Oncor Electric Delivery Co. LLC 7.00%, 9/1/2022	300	343
Pacific Gas & Electric Co.
3.25%, 9/15/2021	424	421
2.45%, 8/15/2022	794	760
3.25%, 6/15/2023	1,500	1,465
3.85%, 11/15/2023	350	353
3.40%, 8/15/2024	400	388
6.05%, 3/1/2034	50	58
PacifiCorp 5.65%, 7/15/2018	200	201
Pennsylvania Electric Co. 3.25%, 3/15/2028(a)	256	240
PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	768
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	216
Progress Energy, Inc. 4.40%, 1/15/2021	560	573
Public Service Co. of Colorado 3.20%, 11/15/2020	74	74
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	285
Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	227
Public Service Electric & Gas Co. 2.00%, 8/15/2019	1,100	1,090
Southern California Edison Co.
5.50%, 8/15/2018	650	654
3.88%, 6/1/2021	958	978
Southwestern Electric Power Co. 6.45%, 1/15/2019	1,860	1,902
Virginia Electric & Power Co.
2.95%, 1/15/2022	1,099	1,085
Series C, 2.75%, 3/15/2023	1,600	1,550
Wisconsin Electric Power Co.
1.70%, 6/15/2018	1,000	1,000
2.95%, 9/15/2021	545	541

		41,014

Electrical Equipment — 0.0%(b)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	346

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	879

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	400	390
Halliburton Co.
8.75%, 2/15/2021	750	854
3.50%, 8/1/2023	350	351
Nabors Industries, Inc.
4.63%, 9/15/2021	800	784
Schlumberger Investment SA
3.30%, 9/14/2021(a)	233	235

		2,614

Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc. 3.95%, 1/15/2027	285	278
American Tower Corp. 3.50%, 1/31/2023	360	356
American Tower Trust #1 3.07%, 3/15/2023(a)	500	492
AvalonBay Communities, Inc. 3.20%, 1/15/2028	300	283

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Equity Real Estate Investment Trusts (REITs) — continued
Boston Properties LP 3.80%, 2/1/2024	909	907
Brixmor Operating Partnership LP 3.85%, 2/1/2025	675	655
Crown Castle International Corp. 4.45%, 2/15/2026	600	602
Duke Realty LP 3.63%, 4/15/2023	672	670
EPR Properties 4.50%, 6/1/2027	207	198
ERP Operating LP
4.63%, 12/15/2021	1,047	1,089
3.50%, 3/1/2028	1,228	1,186
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	163	155
HCP, Inc. 3.88%, 8/15/2024	2,098	2,065
Liberty Property LP 4.40%, 2/15/2024	150	154
National Retail Properties, Inc. 3.60%, 12/15/2026	247	235
Prologis LP 4.25%, 8/15/2023	782	808
Realty Income Corp.
3.25%, 10/15/2022	600	592
3.88%, 7/15/2024	400	397
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(a)	400	388
Select Income 3.60%, 2/1/2020	300	299
Senior Housing Properties Trust 4.75%, 2/15/2028	300	290
Simon Property Group LP 4.38%, 3/1/2021	1,200	1,236
Tanger Properties LP 3.75%, 12/1/2024	240	230
UDR, Inc. 2.95%, 9/1/2026	106	97
Ventas Realty LP
3.75%, 5/1/2024	470	465
3.50%, 2/1/2025	90	87
4.13%, 1/15/2026	158	156
VEREIT Operating Partnership LP
4.60%, 2/6/2024	350	350
3.95%, 8/15/2027	300	279
Welltower, Inc.
3.75%, 3/15/2023	600	596
4.50%, 1/15/2024	2,007	2,044

		17,639

Food & Staples Retailing — 0.3%
Costco Wholesale Corp. 2.75%, 5/18/2024	1,094	1,064
Kroger Co. (The)
6.15%, 1/15/2020	700	734
5.40%, 7/15/2040	92	96
Sysco Corp.
3.75%, 10/1/2025	208	207
3.25%, 7/15/2027	200	189
Walmart, Inc.
2.55%, 4/11/2023	1,650	1,610
3.30%, 4/22/2024	200	201

		4,101

Food Products — 0.6%
Bunge Ltd. Finance Corp.
8.50%, 6/15/2019	1,192	1,256
3.50%, 11/24/2020	31	31
Campbell Soup Co. 3.95%, 3/15/2025	450	436
Cargill, Inc. 3.30%, 3/1/2022(a)	900	903
General Mills, Inc.
5.65%, 2/15/2019	100	102
3.15%, 12/15/2021	2,075	2,057
Kraft Heinz Foods Co.
5.38%, 2/10/2020	310	323
3.50%, 6/6/2022	719	717
3.95%, 7/15/2025	700	689
6.88%, 1/26/2039	193	228
McCormick & Co., Inc. 3.15%, 8/15/2024	164	158
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	91
Tyson Foods, Inc.
2.65%, 8/15/2019	171	170
2.25%, 8/23/2021	313	302
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	200

		7,663

Gas Utilities — 0.2%
Atmos Energy Corp. 8.50%, 3/15/2019	1,365	1,427
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	843	865

		2,292

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 3.88%, 9/15/2025	484	484
Becton Dickinson and Co. 2.68%, 12/15/2019	215	214
Medtronic, Inc. 3.50%, 3/15/2025	2,400	2,392
Stryker Corp. 4.10%, 4/1/2043	300	292
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	174	173

		3,555

Health Care Providers & Services — 0.7%
Anthem, Inc. 3.30%, 1/15/2023	700	692
CVS Health Corp.
2.75%, 12/1/2022	1,100	1,057
4.00%, 12/5/2023	257	259
4.10%, 3/25/2025	3,734	3,736

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
Express Scripts Holding Co. 3.50%, 6/15/2024	400	385
McKesson Corp.
2.70%, 12/15/2022	150	144
3.95%, 2/16/2028	107	105
UnitedHealth Group, Inc.
4.70%, 2/15/2021	255	265
3.38%, 11/15/2021	187	189
2.75%, 2/15/2023	365	356
2.88%, 3/15/2023	1,645	1,614

		8,802

Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp. 3.38%, 5/26/2025	1,250	1,228
Starbucks Corp. 2.70%, 6/15/2022	326	321

		1,549

Household Products — 0.2%
Kimberly-Clark Corp.
2.40%, 3/1/2022	200	195
2.40%, 6/1/2023	1,800	1,737
Procter & Gamble Co. (The) 1.85%, 2/2/2021	500	488

		2,420

Independent Power and Renewable Electricity Producers — 0.0%(b)
Exelon Generation Co. LLC
3.40%, 3/15/2022	90	90
4.25%, 6/15/2022	90	92

		182

Industrial Conglomerates — 0.3%
General Electric Co.
2.10%, 12/11/2019	200	198
5.50%, 1/8/2020	529	550
4.38%, 9/16/2020	125	129
5.30%, 2/11/2021	95	99
4.65%, 10/17/2021	1,919	2,002
5.88%, 1/14/2038	70	79
Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,246
Roper Technologies, Inc.
3.00%, 12/15/2020	208	207
3.80%, 12/15/2026	74	73

		4,583

Insurance — 1.5%
Allstate Corp. (The) 3.15%, 6/15/2023	651	644
Alterra Finance LLC 6.25%, 9/30/2020	200	213
American International Group, Inc. 4.13%, 2/15/2024	818	824
Assurant, Inc. 4.20%, 9/27/2023	145	146
Athene Global Funding 2.75%, 4/20/2020(a)	422	417
Athene Holding Ltd. 4.13%, 1/12/2028	230	217
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,844
CNA Financial Corp.
3.95%, 5/15/2024	499	499
4.50%, 3/1/2026	364	374
Guardian Life Global Funding
2.50%, 5/8/2022(a)	500	486
3.40%, 4/25/2023(a)	230	230
Jackson National Life Global Funding 3.05%, 4/29/2026(a)	1,135	1,076
Liberty Mutual Group, Inc.
4.95%, 5/1/2022(a)	900	944
4.25%, 6/15/2023(a)	950	966
Lincoln National Corp. 4.20%, 3/15/2022	864	887
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,000	1,005
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	824	815
MassMutual Global Funding II 2.35%, 4/9/2019(a)	1,216	1,214
Metropolitan Life Global Funding I
1.55%, 9/13/2019(a)	710	698
3.88%, 4/11/2022(a)	426	433
3.00%, 1/10/2023(a)	1,600	1,568
New York Life Global Funding
2.15%, 6/18/2019(a)	1,024	1,020
1.95%, 2/11/2020(a)	323	318
2.35%, 7/14/2026(a)	953	870
Principal Financial Group, Inc. 3.13%, 5/15/2023	471	462
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(a)	650	815
Reliance Standard Life Global Funding II
2.50%, 1/15/2020(a)	650	644
3.05%, 1/20/2021(a)	373	370

		19,999

Internet & Direct Marketing Retail — 0.1%
Amazon.com, Inc.
2.80%, 8/22/2024(a)	1,217	1,178
4.80%, 12/5/2034	150	166
3.88%, 8/22/2037(a)	350	349

		1,693

Internet Software & Services — 0.2%
Alibaba Group Holding Ltd. (China) 4.00%, 12/6/2037	200	188
eBay, Inc. 2.60%, 7/15/2022	2,673	2,585
Tencent Holdings Ltd. (China) 3.60%, 1/19/2028(a)	435	416

		3,189

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	151	152
International Business Machines Corp.
1.80%, 5/17/2019	252	250
8.38%, 11/1/2019	40	43
2.25%, 2/19/2021	1,150	1,130
Western Union Co. (The) 3.60%, 3/15/2022	800	796

		2,371

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	441	433
3.20%, 8/15/2027	350	329

		762

Machinery — 0.2%
Deere & Co. 4.38%, 10/16/2019	700	714
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,414
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	226
Xylem, Inc. 3.25%, 11/1/2026	111	106

		2,460

Media — 1.0%
21st Century Fox America, Inc.
7.70%, 10/30/2025	200	243
7.43%, 10/1/2026	600	724
CBS Corp. 3.70%, 8/15/2024	1,019	998
Charter Communications Operating LLC 4.91%, 7/23/2025	260	264
Comcast Corp. 3.90%, 3/1/2038	1,136	1,039
Cox Communications, Inc. 3.50%, 8/15/2027(a)	615	580
Discovery Communications LLC 4.38%, 6/15/2021	422	433
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	287
NBCUniversal Enterprise, Inc. 1.97%, 4/15/2019(a)	400	397
NBCUniversal Media LLC 2.88%, 1/15/2023	2,000	1,946
Time Warner Cable LLC
8.75%, 2/14/2019	3,425	3,559
4.13%, 2/15/2021	50	51
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	634
Time Warner, Inc. 3.55%, 6/1/2024	600	587
Viacom, Inc. 3.88%, 4/1/2024	1,309	1,283

		13,025

Metals & Mining — 0.1%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(a)	1,000	980
Nucor Corp.
5.85%, 6/1/2018	172	172
4.00%, 8/1/2023	305	313
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	306	331

		1,796

Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc. 6.90%, 4/1/2029	420	456
Nordstrom, Inc. 4.00%, 10/15/2021	175	176
Target Corp. 3.50%, 7/1/2024	868	875

		1,507

Multi-Utilities — 0.5%
CMS Energy Corp. 2.95%, 2/15/2027	170	158
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	699
Consumers Energy Co.
5.65%, 4/15/2020	1,060	1,115
2.85%, 5/15/2022	137	135
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	338
DTE Energy Co. Series F, 3.85%, 12/1/2023	784	791
NiSource, Inc.
6.80%, 1/15/2019	16	16
2.65%, 11/17/2022	184	178
3.85%, 2/15/2023	300	302
3.95%, 3/30/2048	100	93
San Diego Gas & Electric Co. 5.35%, 5/15/2040	6	7
Sempra Energy
9.80%, 2/15/2019	1,400	1,467
4.05%, 12/1/2023	192	196
Southern Co. Gas Capital Corp.
5.25%, 8/15/2019	550	565
3.50%, 9/15/2021	939	940

		7,000

Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp. 8.70%, 3/15/2019	1,025	1,069
Andeavor Logistics LP 4.25%, 12/1/2027	118	114
Apache Corp. 6.90%, 9/15/2018	400	405
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(a)	122	119
BP Capital Markets plc (United Kingdom)
2.24%, 9/26/2018	1,000	999
3.25%, 5/6/2022	712	712
3.22%, 4/14/2024	1,317	1,296
Buckeye Partners LP
4.35%, 10/15/2024	300	298
3.95%, 12/1/2026	500	466

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Cenovus Energy, Inc. (Canada) 3.80%, 9/15/2023	1,200	1,176
Chevron Corp.
2.36%, 12/5/2022	1,000	968
3.19%, 6/24/2023	285	284
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	833	847
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	467	448
5.38%, 6/26/2026	773	792
Energy Transfer Partners LP
3.60%, 2/1/2023	267	261
4.90%, 2/1/2024	570	585
4.05%, 3/15/2025	182	176
EnLink Midstream Partners LP 4.15%, 6/1/2025	633	605
Enterprise Products Operating LLC
3.35%, 3/15/2023	225	223
3.90%, 2/15/2024	263	265
3.75%, 2/15/2025	150	150
3.70%, 2/15/2026	651	640
3.95%, 2/15/2027	596	596
EOG Resources, Inc. 2.63%, 3/15/2023	240	231
Equinor ASA (Norway) 2.65%, 1/15/2024	1,179	1,136
Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,154
Magellan Midstream Partners LP 4.25%, 2/1/2021	1,294	1,325
Marathon Petroleum Corp. 3.63%, 9/15/2024	964	952
MPLX LP 4.00%, 3/15/2028	518	501
Noble Energy, Inc. 3.85%, 1/15/2028	350	342
Occidental Petroleum Corp. 2.70%, 2/15/2023	441	430
ONEOK Partners LP 4.90%, 3/15/2025	1,800	1,868
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	466	487
4.88%, 1/18/2024	270	264
6.88%, 8/4/2026	731	767
5.35%, 2/12/2028(a)	395	371
Phillips 66
4.30%, 4/1/2022	173	179
3.90%, 3/15/2028	320	318
Plains All American Pipeline LP
3.65%, 6/1/2022	705	695
3.85%, 10/15/2023	400	393
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	350	347
5.95%, 12/1/2034	1,000	1,195
Sunoco Logistics Partners Operations LP
5.50%, 2/15/2020	700	724
4.25%, 4/1/2024	506	501
TC PipeLines LP 3.90%, 5/25/2027	141	133
Texas Eastern Transmission LP 2.80%, 10/15/2022(a)	1,153	1,110
Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	797
Total Capital International SA (France)
2.70%, 1/25/2023	200	195
3.75%, 4/10/2024	1,003	1,017
TransCanada PipeLines Ltd. (Canada)
7.13%, 1/15/2019	300	308
2.50%, 8/1/2022	455	439
3.75%, 10/16/2023	2,345	2,357
Williams Partners LP 3.90%, 1/15/2025	262	256

		34,286

Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co. 2.00%, 8/1/2022	1,210	1,166
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	1,875	1,831
Johnson & Johnson 2.63%, 1/15/2025	413	395
Mylan, Inc. 3.13%, 1/15/2023(a)	1,800	1,733
Novartis Capital Corp. (Switzerland) 3.40%, 5/6/2024	1,153	1,154

		6,279

Real Estate Management & Development — 0.0%(b)
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027(a)	219	217
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027(a)	325	322

		539

Road & Rail — 1.1%
Burlington Northern Santa Fe LLC
3.60%, 9/1/2020	125	126
4.10%, 6/1/2021	2,000	2,058
Canadian Pacific Railway Co. (Canada)
7.25%, 5/15/2019	600	625
4.50%, 1/15/2022	1,146	1,187
CSX Corp. 3.25%, 6/1/2027	1,068	1,012
ERAC USA Finance LLC
2.80%, 11/1/2018(a)	120	120
4.50%, 8/16/2021(a)	315	325
3.30%, 10/15/2022(a)	1,500	1,484
3.85%, 11/15/2024(a)	650	650
Norfolk Southern Corp.
3.25%, 12/1/2021	829	829
2.90%, 2/15/2023	1,062	1,042
3.85%, 1/15/2024	750	760

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Road & Rail — continued
Penske Truck Leasing Co. LP
2.50%, 6/15/2019(a)	263	262
4.20%, 4/1/2027(a)	1,250	1,233
Ryder System, Inc. 2.45%, 9/3/2019	555	553
Union Pacific Corp.
3.75%, 3/15/2024	1,200	1,220
3.25%, 1/15/2025	850	835

		14,321

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
2.95%, 1/12/2021	600	598
3.13%, 12/5/2023	122	118
Broadcom Corp. 3.63%, 1/15/2024	1,054	1,026
Intel Corp.
3.10%, 7/29/2022	728	731
2.88%, 5/11/2024	987	961
QUALCOMM, Inc. 3.25%, 5/20/2027	313	294
Texas Instruments, Inc. 2.75%, 3/12/2021	790	789

		4,517

Software — 0.5%
Microsoft Corp.
4.20%, 6/1/2019	1,500	1,526
2.38%, 5/1/2023	181	175
2.88%, 2/6/2024	1,508	1,484
Oracle Corp.
2.50%, 5/15/2022	540	529
2.50%, 10/15/2022	1,285	1,253
2.95%, 11/15/2024	1,000	970
6.50%, 4/15/2038	50	65

		6,002

Specialty Retail — 0.4%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	872	898
Home Depot, Inc. (The)
2.00%, 6/15/2019	531	528
2.70%, 4/1/2023	450	443
3.75%, 2/15/2024	986	1,008
Lowe’s Cos., Inc.
3.13%, 9/15/2024	1,004	983
3.38%, 9/15/2025	238	235
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300	290
3.60%, 9/1/2027	463	441

		4,826

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.85%, 5/6/2021	1,006	1,008
2.15%, 2/9/2022	818	795
3.00%, 2/9/2024	1,054	1,035
2.75%, 1/13/2025	700	672
3.20%, 5/13/2025	1,154	1,135
3.35%, 2/9/2027	226	223
2.90%, 9/12/2027	224	212

		5,080

Tobacco — 0.1%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024(a)	1,000	955
Philip Morris International, Inc. 3.38%, 8/11/2025	850	824

		1,779

Trading Companies & Distributors — 0.1%
Air Lease Corp.
2.63%, 7/1/2022	400	384
3.63%, 4/1/2027	240	225
Aviation Capital Group LLC 3.88%, 5/1/2023(a)	390	389

		998

Water Utilities — 0.1%
American Water Capital Corp.
3.85%, 3/1/2024	1,400	1,422
3.40%, 3/1/2025	364	361

		1,783

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	379	373
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608	596
Sprint Spectrum Co. LLC 3.36%, 9/20/2021(a)	342	340
Vodafone Group plc (United Kingdom)
2.95%, 2/19/2023	1,400	1,352
4.13%, 5/30/2025	365	364

		3,025

TOTAL CORPORATE BONDS (Cost $418,895)		414,012

U.S. GOVERNMENT AGENCY SECURITIES — 21.0%
FHLMC
1.75%, 5/30/2019	25,000	24,871
2.38%, 1/13/2022	16,000	15,831
FNMA
1.25%, 8/17/2021	8,333	7,974
2.00%, 1/5/2022	53,500	52,265
1.88%, 4/5/2022	28,578	27,718
2.63%, 9/6/2024	105,416	103,918
2.13%, 4/24/2026	11,335	10,657
1.88%, 9/24/2026	38,000	34,747
Resolution Funding Corp. STRIPS 1.76%, 7/15/2020(e)	800	758
Tennessee Valley Authority 1.75%, 10/15/2018	735	734

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $282,910)		279,473

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 12.8%
U.S. Treasury Inflation Indexed Notes
2.13%, 1/15/2019	10,340	12,155
0.13%, 4/15/2019	75,000	79,524
1.88%, 7/15/2019	40,000	47,685
1.38%, 1/15/2020	3,410	3,995
0.38%, 1/15/2027	23,043	23,059
0.38%, 7/15/2027	4,000	3,956

TOTAL U.S. TREASURY OBLIGATIONS (Cost $171,251)		170,374

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.6%
Bear Stearns ALT-A Trust Series 2004-6, Class 1A, 2.60%, 7/25/2034(f)	311	310
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	3	3
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	16	16
Series 2004-HYB4, Class WA, 3.75%, 12/25/2034‡(f)	45	45
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	30	30
FHLMC REMIC
Series 2632, Class AB, 4.50%, 6/15/2018	16	16
Series 2699, Class TC, 4.00%, 11/15/2018	11	11
Series 2752, Class JB, 4.50%, 2/15/2019	28	28
Series 2773, Class OC, 5.00%, 4/15/2019	16	17
Series 2828, Class JE, 4.50%, 7/15/2019	20	20
Series 2843, Class BC, 5.00%, 8/15/2019	2	2
Series 2875, Class HB, 4.00%, 10/15/2019	40	40
Series 2899, Class HB, 4.00%, 12/15/2019	122	122
Series 2910, Class BE, 4.50%, 12/15/2019	13	13
Series 2920, Class KT, 4.50%, 1/15/2020	25	25
Series 2929, Class KG, 4.50%, 2/15/2020	31	31
Series 2950, Class JA, 4.50%, 3/15/2020	3	3
Series 2981, Class BC, 4.50%, 5/15/2020	15	15
Series 3874, Class DW, 3.50%, 6/15/2021	2,800	2,837
Series 3294, Class DB, 4.50%, 3/15/2022	545	549
Series 3372, Class BD, 4.50%, 10/15/2022	13	13
Series 2595, Class HJ, 5.00%, 3/15/2023	6	6
Series 2626, Class JC, 5.00%, 6/15/2023	854	883
Series 2649, Class WB, 3.50%, 7/15/2023	227	228
Series 1578, Class K, 6.90%, 9/15/2023	17	18
Series 2685, Class DT, 5.00%, 10/15/2023	663	688
Series 2687, Class JH, 5.00%, 10/15/2023	149	154
Series 2701, Class AC, 5.00%, 11/15/2023	980	1,019
Series 3521, Class B, 4.00%, 4/15/2024	652	667
Series 3544, Class BC, 4.00%, 6/15/2024	72	74
Series 3546, Class NB, 4.00%, 6/15/2024	3,292	3,404
Series 3562, Class JC, 4.00%, 8/15/2024	1,488	1,532
Series 3563, Class BD, 4.00%, 8/15/2024	1,007	1,043
Series 3571, Class MY, 4.00%, 9/15/2024	265	272
Series 3575, Class EB, 4.00%, 9/15/2024	1,054	1,096
Series 3577, Class B, 4.00%, 9/15/2024	1,642	1,663
Series 3578, Class KB, 4.00%, 9/15/2024	264	271
Series 2989, Class TG, 5.00%, 6/15/2025	863	906
Series 2988, Class TY, 5.50%, 6/15/2025	36	38
Series 3816, Class HA, 3.50%, 11/15/2025	1,661	1,689
Series 3087, Class KX, 5.50%, 12/15/2025	94	98
Series 3787, Class AY, 3.50%, 1/15/2026	1,229	1,254
Series 3794, Class LB, 3.50%, 1/15/2026	1,052	1,067
Series 3102, Class CE, 5.50%, 1/15/2026	1,336	1,390
Series 3123, Class HT, 5.00%, 3/15/2026	126	131
Series 3121, Class JD, 5.50%, 3/15/2026	37	40

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3150, Class EQ, 5.00%, 5/15/2026	507	528
Series 3898, Class KH, 3.50%, 6/15/2026	821	831
Series 3885, Class AC, 4.00%, 6/15/2026	1,106	1,128
Series 3911, Class B, 3.50%, 8/15/2026	1,547	1,573
Series 3959, Class PB, 3.00%, 11/15/2026	2,500	2,493
Series 4337, Class VJ, 3.50%, 6/15/2027	2,218	2,269
Series 3337, Class MD, 5.50%, 6/15/2027	70	76
Series 3647, Class GA, 5.00%, 11/15/2028	7	7
Series 2110, Class PG, 6.00%, 1/15/2029	165	179
Series 3755, Class ML, 5.50%, 6/15/2029	44	45
Series 3563, Class LB, 4.00%, 8/15/2029	41	42
Series 3653, Class B, 4.50%, 4/15/2030	219	230
Series 3824, Class EY, 3.50%, 3/15/2031	500	510
Series 2525, Class AM, 4.50%, 4/15/2032	872	905
Series 2441, Class GF, 6.50%, 4/15/2032	32	35
Series 2436, Class MC, 7.00%, 4/15/2032	25	28
Series 2760, Class KT, 4.50%, 9/15/2032	120	121
Series 2505, Class D, 5.50%, 9/15/2032	188	201
Series 2764, Class UE, 5.00%, 10/15/2032	31	31
Series 2544, Class KE, 5.50%, 12/15/2032	93	100
Series 2557, Class HL, 5.30%, 1/15/2033	230	245
Series 2575, Class PE, 5.50%, 2/15/2033	71	77
Series 2586, Class WG, 4.00%, 3/15/2033	303	309
Series 2596, Class QD, 4.00%, 3/15/2033	252	258
Series 2621, Class QH, 5.00%, 5/15/2033	282	302
Series 2649, Class PJ, 3.50%, 6/15/2033	26	26
Series 2624, Class QH, 5.00%, 6/15/2033	364	394
Series 2648, Class BK, 5.00%, 7/15/2033	19	20
Series 2864, Class NB, 5.50%, 7/15/2033	10	10
Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,493
Series 2673, Class PE, 5.50%, 9/15/2033	598	648
Series 2696, Class DG, 5.50%, 10/15/2033	477	517
Series 2725, Class TA, 4.50%, 12/15/2033	284	300
Series 2733, Class ME, 5.00%, 1/15/2034	527	559
Series 2768, Class PK, 5.00%, 3/15/2034	261	277
Series 3659, Class VG, 5.00%, 9/15/2034	530	558
Series 3017, Class MK, 5.00%, 12/15/2034	4	4
Series 2934, Class KG, 5.00%, 2/15/2035	378	401
Series 3077, Class TO, PO, 4/15/2035	27	24
Series 2960, Class JH, 5.50%, 4/15/2035	1,096	1,185
Series 2993, Class PM, 4.50%, 5/15/2035	3	3
Series 3082, Class PW, 5.50%, 12/15/2035	78	86
Series 3084, Class BH, 5.50%, 12/15/2035	1,710	1,856
Series 3098, Class KG, 5.50%, 1/15/2036	1,602	1,758
Series 3136, Class CO, PO, 4/15/2036	62	56
Series 3145, Class AJ, 5.50%, 4/15/2036	57	62
Series 3819, Class ZQ, 6.00%, 4/15/2036	1,058	1,167
Series 3200, PO, 8/15/2036	106	91
Series 3659, Class BD, 5.00%, 1/15/2037	49	49
Series 3270, Class AT, 5.50%, 1/15/2037	48	53
Series 3272, Class PA, 6.00%, 2/15/2037	12	13
Series 3747, Class HI, IO, 4.50%, 7/15/2037	23	—	(g)
Series 3348, Class HT, 6.00%, 7/15/2037	79	87
Series 3747, Class PA, 4.00%, 4/15/2038	354	359
Series 3740, Class BP, 4.50%, 4/15/2038	367	374
Series 4085, Class FB, 2.32%, 1/15/2039(f)	430	433
Series 3501, Class A, 4.50%, 1/15/2039	451	459
Series 3508, Class PK, 4.00%, 2/15/2039	7	7

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 3513, Class A, 4.50%, 2/15/2039	29	30
Series 4219, Class JA, 3.50%, 8/15/2039	2,217	2,248
Series 3797, Class PA, 4.50%, 8/15/2039	118	119
Series 3827, Class BM, 5.50%, 8/15/2039	695	721
Series 3653, Class HJ, 5.00%, 4/15/2040	1,352	1,440
Series 3677, Class KB, 4.50%, 5/15/2040	2,359	2,451
Series 3677, Class PB, 4.50%, 5/15/2040	1,450	1,544
Series 3904, Class EC, 2.00%, 8/15/2040	586	572
Series 3715, Class PC, 4.50%, 8/15/2040	260	273
Series 3955, Class HB, 3.00%, 12/15/2040	358	357
Series 3828, Class PU, 4.50%, 3/15/2041	156	160
Series 3852, Class TP, IF, 5.50%, 5/15/2041(f)	652	680
Series 3956, Class EB, 3.25%, 11/15/2041	2,500	2,457
Series 3963, Class JB, 4.50%, 11/15/2041	1,650	1,783
Series 4026, Class MQ, 4.00%, 4/15/2042	171	178
Series 4616, Class HP, 3.00%, 9/15/2046	2,801	2,745
Series 3688, Class GT, 7.31%, 11/15/2046(f)	62	70
FHLMC STRIPS Series 262, Class 35, 3.50%, 7/15/2042	1,437	1,439
FNMA REMIC
Series 2003-84, Class GE, 4.50%, 9/25/2018	4	4
Series 2003-87, Class TJ, 4.50%, 9/25/2018	1	1
Series 2009-78, Class J, 5.00%, 9/25/2019	2	2
Series 2010-103, Class GB, 4.00%, 9/25/2020	2,375	2,391
Series 2010-135, Class HE, 3.00%, 1/25/2021	215	215
Series 2011-75, Class BL, 3.50%, 8/25/2021	2,575	2,598
Series 2007-113, Class DB, 4.50%, 12/25/2022	46	47
Series 2003-5, Class EQ, 5.50%, 2/25/2023	72	75
Series 2003-48, Class TC, 5.00%, 6/25/2023	84	87
Series 2003-55, Class HY, 5.00%, 6/25/2023	74	76
Series 2008-70, Class BY, 4.00%, 8/25/2023	261	263
Series 2006-22, Class CE, 4.50%, 8/25/2023	252	259
Series 2008-65, Class CD, 4.50%, 8/25/2023	59	60
Series 2004-44, Class KT, 6.00%, 6/25/2024	324	339
Series 2004-53, Class NC, 5.50%, 7/25/2024	112	117
Series 2009-71, Class MB, 4.50%, 9/25/2024	76	79
Series 2004-81, Class HA, 4.25%, 10/25/2024	1	1
Series 2004-70, Class EB, 5.00%, 10/25/2024	227	236
Series 2010-49, Class KB, 4.00%, 5/25/2025	1,321	1,329
Series 2010-41, Class DC, 4.50%, 5/25/2025	462	473
Series 1997-57, Class PN, 5.00%, 9/18/2027	227	238
Series 2009-39, Class LB, 4.50%, 6/25/2029	156	163
Series 2009-96, Class DB, 4.00%, 11/25/2029	231	240
Series 2010-28, Class DE, 5.00%, 4/25/2030	496	528
Series 2001-63, Class TC, 6.00%, 12/25/2031	93	101
Series 2001-81, Class HE, 6.50%, 1/25/2032	238	265
Series 2002-75, Class GB, 5.50%, 11/25/2032	136	138
Series 2011-39, Class ZA, 6.00%, 11/25/2032	958	1,050
Series 2002-85, Class PE, 5.50%, 12/25/2032	79	85
Series 2003-21, Class OU, 5.50%, 3/25/2033	51	55
Series 2003-26, Class EB, 3.50%, 4/25/2033	800	783
Series 2003-23, Class CH, 5.00%, 4/25/2033	63	68
Series 2003-134, Class MH, 5.00%, 6/25/2033	30	30
Series 2003-63, Class YB, 5.00%, 7/25/2033	175	187
Series 2003-69, Class N, 5.00%, 7/25/2033	327	353
Series 2003-80, Class QG, 5.00%, 8/25/2033	432	464
Series 2003-85, Class QD, 5.50%, 9/25/2033	221	239
Series 2003-94, Class CE, 5.00%, 10/25/2033	58	61

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-5, Class CK, 5.00%, 1/25/2035	365	392
Series 2005-29, Class WC, 4.75%, 4/25/2035	804	838
Series 2005-48, Class TD, 5.50%, 6/25/2035	294	325
Series 2005-53, Class MJ, 5.50%, 6/25/2035	527	571
Series 2005-62, Class CP, 4.75%, 7/25/2035	55	57
Series 2005-58, Class EP, 5.50%, 7/25/2035	62	65
Series 2005-68, Class BE, 5.25%, 8/25/2035	250	278
Series 2005-68, Class PG, 5.50%, 8/25/2035	244	262
Series 2005-110, Class MB, 5.50%, 9/25/2035	13	13
Series 2005-102, Class PG, 5.00%, 11/25/2035	710	749
Series 2005-110, Class GL, 5.50%, 12/25/2035	764	836
Series 2006-49, Class PA, 6.00%, 6/25/2036	92	101
Series 2009-19, Class PW, 4.50%, 10/25/2036	535	556
Series 2006-114, Class HE, 5.50%, 12/25/2036	560	610
Series 2007-33, Class HE, 5.50%, 4/25/2037	47	51
Series 2007-65, Class KI, IF, IO, 4.66%, 7/25/2037(f)	11	1
Series 2007-71, Class KP, 5.50%, 7/25/2037	106	112
Series 2007-71, Class GB, 6.00%, 7/25/2037	357	393
Series 2009-86, Class OT, PO, 10/25/2037	65	58
Series 2013-83, Class CA, 3.50%, 10/25/2037	1,041	1,051
Series 2010-9, Class MD, 5.00%, 2/25/2038	120	125
Series 2011-22, Class MA, 6.50%, 4/25/2038	273	286
Series 2008-72, Class BX, 5.50%, 8/25/2038	33	36
Series 2008-74, Class B, 5.50%, 9/25/2038	14	15
Series 2009-62, Class HJ, 6.00%, 5/25/2039	556	593
Series 2009-37, Class KI, IF, IO, 4.04%, 6/25/2039(f)	18	1
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	22	4
Series 2009-92, Class AD, 6.00%, 11/25/2039	1,415	1,522
Series 2009-112, Class ST, IF, IO, 4.29%, 1/25/2040(f)	156	20
Series 2010-22, Class PE, 5.00%, 3/25/2040	3,583	3,749
Series 2010-35, Class SB, IF, IO, 4.46%, 4/25/2040(f)	70	9
Series 2010-37, Class CY, 5.00%, 4/25/2040	2,051	2,195
Series 2010-54, Class EA, 4.50%, 6/25/2040	82	85
Series 2010-64, Class DM, 5.00%, 6/25/2040	14	15
Series 2010-71, Class HJ, 5.50%, 7/25/2040	280	306
Series 2010-123, Class BP, 4.50%, 11/25/2040	4,850	5,051
Series 2011-5, Class CP, 4.50%, 11/25/2040	362	369
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,005
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	507
Series 2012-137, Class CF, 2.26%, 8/25/2041(f)	905	902
Series 2012-103, Class DA, 3.50%, 10/25/2041	355	356
Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	963
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,451
Series 2009-96, Class CB, 4.00%, 11/25/2049	34	34
FNMA STRIPS
Series 293, Class 1, PO, 12/25/2024	31	29
Series 314, Class 1, PO, 7/25/2031	65	58
GNMA
Series 2002-44, Class JC, 6.00%, 7/20/2032	43	46
Series 2002-79, Class KL, 5.50%, 11/20/2032	406	437
Series 2003-10, Class KJ, 5.50%, 2/20/2033	108	118
Series 2003-29, Class PD, 5.50%, 4/16/2033	406	445
Series 2003-33, Class NE, 5.50%, 4/16/2033	244	264
Series 2003-65, Class AP, 5.50%, 8/20/2033	146	160
Series 2003-77, Class TK, 5.00%, 9/16/2033	556	586
Series 2004-16, Class GC, 5.50%, 2/20/2034	1,539	1,677
Series 2004-54, Class BG, 5.50%, 7/20/2034	33	36
Series 2004-93, Class PD, 5.00%, 11/16/2034	899	976
Series 2004-101, Class BE, 5.00%, 11/20/2034	804	866

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2005-11, Class PL, 5.00%, 2/20/2035	371	392
Series 2005-26, Class XY, 5.50%, 3/20/2035	1,401	1,530
Series 2005-33, Class AY, 5.50%, 4/16/2035	360	395
Series 2005-49, Class B, 5.50%, 6/20/2035	123	135
Series 2005-51, Class DC, 5.00%, 7/20/2035	303	326
Series 2005-56, Class BD, 5.00%, 7/20/2035	47	51
Series 2006-7, Class ND, 5.50%, 8/20/2035	40	44
Series 2008-38, Class BE, 5.00%, 7/16/2036	21	21
Series 2007-37, Class LB, 5.50%, 6/16/2037	330	362
Series 2008-58, Class PD, 5.50%, 8/16/2037	325	332
Series 2007-79, Class BL, 5.75%, 8/20/2037	253	278
Series 2009-106, Class ST, IF, IO, 4.05%, 2/20/2038(f)	233	28
Series 2008-7, Class PQ, 5.00%, 2/20/2038	450	491
Series 2008-9, Class PW, 5.25%, 2/20/2038	797	862
Series 2008-23, Class YA, 5.25%, 3/20/2038	183	197
Series 2008-35, Class NF, 5.00%, 4/20/2038	188	201
Series 2008-34, Class PG, 5.25%, 4/20/2038	220	238
Series 2008-33, Class PB, 5.50%, 4/20/2038	672	737
Series 2008-38, Class BG, 5.00%, 5/16/2038	1,007	1,084
Series 2008-43, Class NB, 5.50%, 5/20/2038	293	323
Series 2010-7, Class EA, 5.00%, 6/16/2038	162	167
Series 2008-56, Class PX, 5.50%, 6/20/2038	577	627
Series 2008-58, Class PE, 5.50%, 7/16/2038	1,247	1,371
Series 2008-62, Class SA, IF, IO, 4.20%, 7/20/2038(f)	5	1
Series 2008-76, Class US, IF, IO, 3.95%, 9/20/2038(f)	129	14
Series 2011-97, Class WA, 6.10%, 11/20/2038(f)	1,517	1,684
Series 2009-15, Class NA, 5.00%, 12/20/2038	17	17
Series 2008-95, Class DS, IF, IO, 5.35%, 12/20/2038(f)	123	18
Series 2009-14, Class AG, 4.50%, 3/20/2039	207	217
Series 2009-72, Class SM, IF, IO, 4.32%, 8/16/2039(f)	312	39
Series 2009-61, Class AP, 4.00%, 8/20/2039	29	30
Series 2010-130, Class BD, 4.00%, 12/20/2039	367	370
Series 2010-14, Class QP, 6.00%, 12/20/2039	8	8
Series 2010-157, Class OP, PO, 12/20/2040	265	217
Series 2014-H11, Class VA, 2.38%, 6/20/2064(f)	1,729	1,739
Series 2015-H20, Class FA, 2.35%, 8/20/2065(f)	2,335	2,345
Series 2015-H26, Class FG, 2.40%, 10/20/2065(f)	1,753	1,764
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	180	185
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 3.59%, 11/25/2033(f)	512	523
Series 2007-A1, Class 5A5, 3.69%, 7/25/2035(f)	101	104
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 3.82%, 4/21/2034(f)	129	132
MASTR Alternative Loan Trust Series 2004-5, Class 5A1, 4.75%, 6/25/2019	3	3
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	95	97
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 2.60%, 10/25/2028(f)	200	198
Series 2004-B, Class A1, 2.46%, 5/25/2029(f)	267	261
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.67%, 4/25/2034(f)	56	59
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	17	17
Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	3	3
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	4	4
Sequoia Mortgage Trust Series 2004-11, Class A1, 2.55%, 12/20/2034(f)	480	473
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 2.65%, 1/19/2034(f)	204	199

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 3.15%, 12/25/2044(f)	362		364
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	930		984
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S6, Class 2A1, 5.00%, 7/25/2018	—	(g)	—	(g)
Series 2003-AR11, Class A6, 3.36%, 10/25/2033(f)	201		204
Wells Fargo Mortgage-Backed Securities Trust Series 2004-P, Class 2A1, 3.56%, 9/25/2034(f)	576		592

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $142,995)			141,269

MORTGAGE-BACKED SECURITIES — 8.7%
FHLMC Gold Pools, 15 Year, Single Family Pool # G13603, 5.50%, 2/1/2024	17		17
FHLMC Gold Pools, 20 Year, Single Family Pool # C91030, 5.50%, 5/1/2027	102		109
FHLMC Gold Pools, 30 Year, Single Family
Pool # A15232, 5.00%, 10/1/2033	223		240
Pool # A57681, 6.00%, 12/1/2036	2		2
Pool # G06493, 4.50%, 5/1/2041	1,264		1,332
FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	1,422		1,425
FNMA
Pool # AM2292, ARM, 2.26%, 1/1/2023(f)	2,401		2,400
Pool # AN8555, 3.52%, 3/1/2028(h)	3,716		3,717
FNMA, 15 Year, Single Family
Pool # 735208, 6.00%, 10/1/2019	2		2
Pool # 995381, 6.00%, 1/1/2024	7		7
FNMA, 20 Year, Single Family Pool # MA1138, 3.50%, 8/1/2032	1,117		1,135
FNMA, 30 Year, Single Family
Pool # AL0045, 6.00%, 12/1/2032	441		489
Pool # 735503, 6.00%, 4/1/2035	108		120
Pool # 888460, 6.50%, 10/1/2036	652		743
Pool # 888890, 6.50%, 10/1/2037	17		19
Pool # 949320, 7.00%, 10/1/2037	70		75
Pool # 995149, 6.50%, 10/1/2038	39		44
Pool # 994410, 7.00%, 11/1/2038	313		361
Pool # AD9151, 5.00%, 8/1/2040	787		845
Pool # BM3500, 4.00%, 9/1/2047	2,470		2,533
Pool # BM3499, 4.00%, 12/1/2047	2,701		2,770
Pool # BE8354, 4.00%, 3/1/2048	2,394		2,451
FNMA, Other
Pool # AM0081, 1.94%, 7/1/2019	1,857		1,839
Pool # AD0851, 4.37%, 2/1/2020	595		609
Pool # AM3370, 1.74%, 5/1/2020	2,306		2,268
Pool # AM3498, 2.01%, 6/1/2020	4,800		4,722
Pool # AM3165, 3.05%, 10/1/2020	1,862		1,864
Pool # 465973, 3.59%, 10/1/2020	1,617		1,643
Pool # 465721, 4.04%, 10/1/2020	1,000		1,024
Pool # 466430, 3.37%, 11/1/2020	1,436		1,453
Pool # 466899, 3.48%, 12/1/2020	963		977
Pool # 467757, 4.33%, 4/1/2021	1,794		1,856
Pool # 468066, 4.30%, 6/1/2021	3,157		3,269
Pool # 468614, 3.86%, 7/1/2021	1,155		1,184
Pool # 468159, 4.26%, 7/1/2021	974		1,009
Pool # AM6602, 2.63%, 9/1/2021	1,310		1,297
Pool # 468958, 3.77%, 9/1/2021	3,400		3,491
Pool # 469384, 3.11%, 10/1/2021	1,300		1,306
Pool # AM7164, 2.59%, 11/1/2021	991		981
Pool # 469873, 3.03%, 12/1/2021	1,232		1,234
Pool # AM7739, 2.40%, 1/1/2022	1,500		1,472
Pool # AL2044, 3.82%, 5/1/2022	1,915		1,959

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — continued
Pool # 471513, 2.90%, 6/1/2022	1,063	1,060
Pool # 471881, 2.67%, 7/1/2022	2,000	1,968
Pool # 471828, 2.65%, 8/1/2022	2,000	1,965
Pool # AM1804, 2.19%, 12/1/2022	892	860
Pool # AM1619, 2.34%, 12/1/2022	2,451	2,373
Pool # AM2285, 2.41%, 1/1/2023	3,615	3,518
Pool # AM2697, 2.53%, 3/1/2023	1,990	1,944
Pool # AL3594, 2.71%, 4/1/2023	2,412	2,372
Pool # AM3301, 2.35%, 5/1/2023	2,292	2,220
Pool # AM3244, 2.52%, 5/1/2023	3,000	2,923
Pool # AM3432, 2.40%, 7/1/2023	3,112	3,018
Pool # AM4628, 3.69%, 11/1/2023	1,150	1,177
Pool # AM4716, 3.38%, 12/1/2023	1,490	1,504
Pool # AM8674, 2.81%, 4/1/2025	2,200	2,150
Pool # AM8846, 2.68%, 5/1/2025	1,992	1,936
Pool # AM8794, 3.02%, 6/1/2025	1,430	1,419
Pool # AN0029, 3.10%, 9/1/2025	2,500	2,495
Pool # AN1413, 2.49%, 5/1/2026	850	810
Pool # AN1497, 2.61%, 6/1/2026	860	820
Pool # AN1243, 2.64%, 6/1/2026	1,600	1,528
Pool # AN1247, 2.64%, 6/1/2026	1,576	1,505
Pool # AN3076, 2.46%, 10/1/2026	1,700	1,601
Pool # AM8529, 3.03%, 4/1/2027	2,400	2,346
Pool # AN7943, 3.10%, 1/1/2028	2,500	2,446
Pool # AN2069, 2.35%, 8/1/2028	1,440	1,313
Pool # AN2466, 2.57%, 8/1/2028	2,400	2,238
Pool # AM4410, 4.25%, 10/1/2028	1,682	1,782
Pool # AN6158, 2.99%, 7/1/2029	500	478
Pool # AN6099, 3.04%, 7/1/2029	500	482
Pool # AN5998, 3.06%, 7/1/2029	493	479
Pool # MA1125, 4.00%, 7/1/2042	2,460	2,528
Pool # MA1437, 3.50%, 5/1/2043	2,504	2,506
Pool # MA1463, 3.50%, 6/1/2043	2,258	2,259
GNMA II, 30 Year, Single Family Pool # 4245, 6.00%, 9/20/2038	198	219

TOTAL MORTGAGE-BACKED SECURITIES (Cost $118,812)		116,535

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.1%
20 Times Square Trust Series 2018-20TS, Class A, 3.20%, 5/15/2035(a)(f)	1,162	1,145
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036(a)	1,400	1,385
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	229	227
Series KJ08, Class A2, 2.36%, 8/25/2022	507	498
Series KJ18, Class A2, 3.07%, 8/25/2022	1,208	1,212
Series KF12, Class A, 2.61%, 9/25/2022(f)	602	603
Series KSMC, Class A2, 2.62%, 1/25/2023	5,000	4,918
Series KJ11, Class A2, 2.93%, 1/25/2023	1,732	1,724
Series K029, Class A2, 3.32%, 2/25/2023(f)	2,045	2,074
Series K037, Class A2, 3.49%, 1/25/2024	4,000	4,090
Series K038, Class A2, 3.39%, 3/25/2024	1,000	1,015
Series K727, Class AM, 3.04%, 7/25/2024	1,400	1,392
Series K729, Class A2, 3.14%, 10/25/2024	1,219	1,219
Series K046, Class A2, 3.21%, 3/25/2025	2,503	2,508
Series KPLB, Class A, 2.77%, 5/25/2025	1,750	1,704
Series K048, Class A2, 3.28%, 6/25/2025(f)	2,000	2,012
Series K049, Class A2, 3.01%, 7/25/2025	469	464

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series K060, Class A2, 3.30%, 10/25/2026	2,000	1,999
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,334
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,664
Series K069, Class A2, 3.19%, 9/25/2027(f)	3,500	3,437
Series K070, Class A2, 3.30%, 11/25/2027(f)	910	905
Series K072, Class A2, 3.44%, 12/25/2027	873	879
Series K073, Class A2, 3.35%, 1/25/2028	2,759	2,742
FNMA ACES
Series 2014-M12, Class ASV2, 2.61%, 10/25/2021(f)	1,661	1,648
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,878	1,825
Series 2013-M13, Class A2, 2.54%, 4/25/2023(f)	3,217	3,154
Series 2014-M1, Class A2, 3.19%, 7/25/2023(f)	3,429	3,451
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	3,108	3,178
Series 2014-M3, Class A2, 3.46%, 1/25/2024(f)	3,100	3,163
Series 2014-M9, Class A2, 3.10%, 7/25/2024(f)	4,756	4,754
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	1,973	1,951
Series 2015-M1, Class A2, 2.53%, 9/25/2024	4,631	4,453
Series 2015-M3, Class A2, 2.72%, 10/25/2024	4,500	4,371
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	755
Series 2015-M10, Class A2, 3.09%, 4/25/2027(f)	1,400	1,361
Series 2017-M8, Class A2, 3.06%, 5/25/2027(f)	1,500	1,460
Series 2017-M12, Class A2, 3.08%, 6/25/2027(f)	1,345	1,325
Series 2017-M13, Class A2, 2.94%, 9/25/2027(f)	472	459
Series 2018-M4, Class A2, 3.04%, 3/25/2028(f)	2,415	2,363
Series 2018-M3, Class A2, 3.09%, 2/25/2030(f)	1,384	1,333
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.68%, 1/25/2048‡(a)(f)	1,500	1,455
Series 2016-K722, Class B, 3.84%, 7/25/2049(a)(f)	735	731
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.52%, 12/12/2049‡(a)(f)	803	—	(g)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	2,200	2,229
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.37%, 2/12/2044‡(a)(f)	698	1
Series 2011-C3, Class A3, 4.05%, 7/15/2049	460	466
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(a)	866	863
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,479
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,051
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(a)	2,750	2,783
WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,800	1,816

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $96,189)		95,028

ASSET-BACKED SECURITIES — 5.2%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025(a)	503	508
Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	214	206
Ally Auto Receivables Trust
Series 2015-1, Class A3, 1.39%, 9/16/2019	38	38
Series 2016-1, Class A3, 1.47%, 4/15/2020	191	191
Series 2016-2, Class A3, 1.35%, 5/15/2020	352	351
Series 2017-2, Class A3, 1.78%, 8/16/2021	666	660
Series 2017-3, Class A3, 1.74%, 9/15/2021	569	562
Series 2018-1, Class A3, 2.35%, 6/15/2022	856	850
Series 2018-2, Class A3, 2.92%, 11/15/2022	1,826	1,829
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	51	53
Series 2013-2, Class A, 4.95%, 1/15/2023	720	745
Series 2016-2, Class A, 3.65%, 6/15/2028	119	117

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2016-3, Class AA, 3.00%, 10/15/2028	193	181
Series 2017-1, Class AA, 3.65%, 2/15/2029	271	266
American Credit Acceptance Receivables Trust
Series 2017-3, Class A, 1.82%, 3/10/2020(a)	155	154
Series 2017-2, Class A, 1.84%, 7/13/2020(a)	129	129
Series 2018-1, Class A, 2.72%, 3/10/2021(a)	790	790
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	600	592
AmeriCredit Automobile Receivables Series 2015-4, Class A3, 1.70%, 7/8/2020	61	61
Americredit Automobile Receivables Trust Series 2018-1, Class A3, 3.07%, 12/19/2022	1,194	1,196
AmeriCredit Automobile Receivables Trust
Series 2016-2, Class A3, 1.60%, 11/9/2020	308	308
Series 2017-1, Class A3, 1.87%, 8/18/2021	117	116
Series 2017-2, Class A3, 1.98%, 12/20/2021	217	215
Series 2017-3, Class A3, 1.90%, 3/18/2022	292	288
Series 2017-4, Class A3, 2.04%, 7/18/2022	217	214
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021(a)	207	205
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021(a)	551	547
B2R Mortgage Trust Series 2015-1, Class A1, 2.52%, 5/15/2048(a)	437	431
BMW Vehicle Lease Trust
Series 2016-2, Class A3, 1.43%, 9/20/2019	290	289
Series 2017-1, Class A3, 1.98%, 5/20/2020	333	331
Series 2017-2, Class A3, 2.07%, 10/20/2020	260	257
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033(a)	1,269	1,273
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	463	457
Capital Auto Receivables Asset Trust Series 2015-2, Class A3, 1.73%, 9/20/2019	28	28
CarFinance Capital Auto Trust Series 2015-1A, Class A, 1.75%, 6/15/2021(a)	48	48
CarMax Auto Owner Trust
Series 2015-2, Class A3, 1.37%, 3/16/2020	123	123
Series 2016-1, Class A3, 1.61%, 11/16/2020	236	235
Series 2016-2, Class A3, 1.52%, 2/16/2021	571	566
Series 2016-4, Class A3, 1.40%, 8/15/2021	540	533
Series 2017-1, Class A3, 1.98%, 11/15/2021	1,454	1,441
Series 2017-3, Class A3, 1.97%, 4/15/2022	425	419
Series 2017-4, Class A3, 2.11%, 10/17/2022	182	179
Series 2018-1, Class A3, 2.48%, 11/15/2022	511	507
Series 2018-2, Class A3, 2.98%, 1/17/2023	1,132	1,134
Chrysler Capital Auto Receivables Trust Series 2016-AA, Class A3, 1.77%, 10/15/2020(a)	381	380
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,120	1,104
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	432	427
Series 2017-B, Class A3, 1.86%, 9/15/2022	375	369
Series 2017-C, Class A3, 2.08%, 2/15/2023	267	263
Consumer Loan Underlying Bond Credit Trust Series 2017-NP2, Class A, 2.55%, 1/16/2024(a)	292	292
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	281	299
CPS Auto Receivables Trust
Series 2015-B, Class A, 1.65%, 11/15/2019(a)	30	30
Series 2016-B, Class A, 2.07%, 11/15/2019(a)	7	7
Series 2017-C, Class B, 2.30%, 7/15/2021(a)	479	475
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A, 2.65%, 6/15/2026(a)	308	303
Series 2018-1A, Class A, 3.01%, 2/16/2027(a)	538	534
Series 2018-2A, Class A, 3.47%, 5/17/2027(a)	1,295	1,295
Dell Equipment Finance Trust Series 2017-1, Class A3, 2.14%, 4/22/2022(a)	209	208

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Delta Air Lines Pass-Through Trust
Series 2011-1, Class A, 5.30%, 4/15/2019	42	43
Series 2010-2, Class A, 4.95%, 5/23/2019	19	19
Series 2012-1, Class A, 4.75%, 5/7/2020	259	265
Discover Card Execution Note Trust Series 2015-A3, Class A, 1.45%, 3/15/2021	1,500	1,496
Drive Auto Receivables Trust
Series 2017-BA, Class B, 2.20%, 5/15/2020(a)	56	57
Series 2017-3, Class B, 2.30%, 5/17/2021	295	294
Series 2018-2, Class C, 3.63%, 8/15/2024	1,200	1,203
DT Auto Owner Trust
Series 2017-2A, Class B, 2.44%, 2/15/2021(a)	457	456
Series 2017-3A, Class B, 2.40%, 5/17/2021(a)	306	305
Series 2018-1A, Class A, 2.59%, 5/17/2021(a)	1,115	1,113
Exeter Automobile Receivables Trust Series 2018-1A, Class A, 2.21%, 5/17/2021(a)	501	499
Fifth Third Auto Trust Series 2015-1, Class A3, 1.42%, 3/16/2020	88	88
First Investors Auto Owner Trust
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	349	346
Series 2018-1A, Class A2, 3.22%, 1/17/2023(a)	568	568
FirstKey Lending Trust Series 2015-SFR1, Class A, 2.55%, 3/9/2047(a)	1,147	1,140
Flagship Credit Auto Trust
Series 2017-3, Class A, 1.88%, 10/15/2021(a)	613	608
Series 2018-2, Class A, 2.97%, 10/17/2022(a)	1,882	1,882
Series 2017-2, Class B, 2.57%, 4/15/2023(a)	285	282
Ford Credit Auto Lease Trust
Series 2017-A, Class A3, 1.88%, 4/15/2020	531	528
Series 2017-B, Class A3, 2.03%, 12/15/2020	229	227
Ford Credit Auto Owner Trust
Series 2015-A, Class A3, 1.28%, 9/15/2019	25	25
Series 2015-B, Class A3, 1.16%, 11/15/2019	74	74
Series 2015-C, Class A3, 1.41%, 2/15/2020	164	164
Series 2016-B, Class A3, 1.33%, 10/15/2020	285	283
Series 2017-A, Class A3, 1.67%, 6/15/2021	755	747
GLS Auto Receivables Trust Series 2016-1A, Class A, 2.73%, 10/15/2020(a)	116	116
GM Financial Automobile Leasing Trust
Series 2015-3, Class A3, 1.69%, 3/20/2019	6	6
Series 2016-2, Class A3, 1.62%, 9/20/2019	144	144
Series 2017-1, Class A3, 2.06%, 5/20/2020	507	504
Series 2017-3, Class A3, 2.01%, 11/20/2020	138	137
Series 2018-1, Class A4, 2.68%, 12/20/2021	757	752
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(a)	391	386
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3, 2.32%, 7/18/2022	216	213
Series 2018-2, Class A3, 2.81%, 12/16/2022	1,140	1,139
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(a)(d)	201	201
Harley-Davidson Motorcycle Trust
Series 2015-2, Class A3, 1.30%, 3/16/2020	43	43
Series 2015-1, Class A3, 1.41%, 6/15/2020	301	300
Hero Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(a)	443	446
Honda Auto Receivables Owner Trust
Series 2016-1, Class A3, 1.22%, 12/18/2019	179	178
Series 2016-3, Class A3, 1.16%, 5/18/2020	285	283
Series 2017-3, Class A3, 1.79%, 9/20/2021	270	266
Series 2018-2, Class A3, 3.01%, 5/18/2022	1,105	1,105
Hyundai Auto Receivables Trust
Series 2015-C, Class A3, 1.46%, 2/18/2020	141	141
Series 2017-A, Class A3, 1.76%, 8/16/2021	563	555
Series 2017-B, Class A3, 1.77%, 1/18/2022	640	629
Series 2018-A, Class A3, 2.79%, 7/15/2022	843	842
John Deere Owner Trust
Series 2015-B, Class A3, 1.44%, 10/15/2019	75	74
Series 2017-B, Class A3, 1.82%, 10/15/2021	226	223

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Mercedes-Benz Auto Lease Trust Series 2018-A, Class A3, 2.41%, 2/16/2021	429	427
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3, 1.26%, 2/16/2021	332	329
NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	416	412
Nissan Auto Lease Trust
Series 2017-A, Class A3, 1.91%, 4/15/2020	379	376
Series 2017-B, Class A3, 2.05%, 9/15/2020	473	469
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3, 1.37%, 5/15/2020	458	456
Series 2016-B, Class A3, 1.32%, 1/15/2021	279	276
Series 2017-C, Class A3, 2.12%, 4/18/2022	296	292
OneMain Financial Issuance Trust
Series 2015-2A, Class A, 2.57%, 7/18/2025(a)	304	304
Series 2015-1A, Class A, 3.19%, 3/18/2026(a)	835	837
Prosper Marketplace Issuance Trust
Series 2017-1A, Class A, 2.56%, 6/15/2023(a)	72	72
Series 2017-2A, Class A, 2.41%, 9/15/2023(a)	164	164
Santander Drive Auto Receivables Trust
Series 2017-2, Class A3, 1.87%, 12/15/2020	1,000	997
Series 2018-1, Class A3, 2.32%, 8/16/2021	518	515
Santander Retail Auto Lease Trust Series 2018-A, Class A3, 2.93%, 5/20/2021(a)	1,198	1,196
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.74%, 6/25/2033(d)	72	73
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025(a)	236	236
SoFi Professional Loan Program LLC Series 2017-B, Class A1FX, 1.83%, 5/25/2040(a)	112	111
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	153	150
Toyota Auto Receivables Owner Trust
Series 2016-A, Class A3, 1.25%, 3/16/2020	318	316
Series 2016-B, Class A3, 1.30%, 4/15/2020	223	222
Series 2016-D, Class A3, 1.23%, 10/15/2020	670	664
Series 2017-A, Class A3, 1.73%, 2/16/2021	215	213
United Airlines Pass-Through Trust
Series 2016-2, Class AA, 2.88%, 10/7/2028	389	362
Series 2018-1, Class AA, 3.50%, 3/1/2030	820	803
Series 2018-1, Class A, 3.70%, 3/1/2030	774	762
VOLT LIV LLC Series 2017-NPL1, Class A1, 3.50%, 2/25/2047(a)(d)	169	169
VOLT LIX LLC Series 2017-NPL6, Class A1, 3.25%, 5/25/2047‡(a)(d)	229	228
VOLT LVI LLC Series 2017-NPL3, Class A1, 3.50%, 3/25/2047(a)(d)	1,311	1,310
VOLT LVII LLC Series 2017-NPL4, Class A1, 3.38%, 4/25/2047(a)(d)	474	473
VOLT LVIII LLC Series 2017-NPL5, Class A1, 3.38%, 5/28/2047‡(a)(d)	213	213
VOLT LXI LLC Series 2017-NPL8, Class A1, 3.13%, 6/25/2047(a)(d)	252	251
VOLT XL LLC Series 2015-NP14, Class A1, 4.37%, 11/27/2045‡(a)(d)	275	277
VOLT XXV LLC Series 2015-NPL8, Class A1, 3.50%, 6/26/2045(a)(d)	749	749
Westgate Resorts LLC Series 2015-1A, Class A, 2.75%, 5/20/2027(a)	69	69
Westlake Automobile Receivables Trust
Series 2017-2A, Class A2A, 1.80%, 7/15/2020(a)	258	257
Series 2018-1A, Class A2A, 2.24%, 12/15/2020(a)	990	987
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024	746	734
Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,669
World Omni Auto Receivables Trust
Series 2015-A, Class A3, 1.34%, 5/15/2020	58	58
Series 2015-B, Class A3, 1.49%, 12/15/2020	699	696
Series 2017-B, Class A3, 1.95%, 2/15/2023	327	321
World Omni Automobile Lease Securitization Trust Series 2017-A, Class A3, 2.13%, 4/15/2020	500	496
Series 2018-A, Class A3, 2.83%, 7/15/2021	890	888

TOTAL ASSET-BACKED SECURITIES (Cost $69,234)		68,883

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	300	373
Republic of Panama (Panama) 4.00%, 9/22/2024	347	350
United Mexican States (Mexico)
3.63%, 3/15/2022	568	564
4.00%, 10/2/2023	694	695
3.60%, 1/30/2025	1,076	1,037
4.13%, 1/21/2026	332	329

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,403)		3,348

	Shares (000)
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%, (i)(j)(k) (Cost $39,939)	39,611	39,619

Total Investments — 99.8% (Cost $1,343,628)		1,328,541
Other Assets in Excess of Liabilities — 0.2%		3,129

Net Assets — 100.0%		1,331,670

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of May 31, 2018 (amounts in thousands):

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.44 at termination	Receive	Morgan Stanley	9/17/2020	USD 93,000	2,329
CPI-U at termination	1.53 at termination	Receive	Deutsche Bank AG	10/13/2020	USD 18,000	405
CPI-U at termination	1.59 at termination	Receive	Citibank, NA	6/24/2021	USD 15,000	499
CPI-U at termination	1.75 at termination	Receive	Deutsche Bank AG	4/2/2020	USD 32,000	447
CPI-U at termination	1.82 at termination	Receive	Barclays Bank plc	11/8/2021	USD 25,000	536
CPI-U at termination	1.82 at termination	Receive	Deutsche Bank AG	11/8/2021	USD 25,000	536
CPI-U at termination	1.87 at termination	Receive	Citibank, NA	10/24/2021	USD 25,000	484
CPI-U at termination	1.89 at termination	Receive	BNP Paribas	8/31/2022	USD 75,000	1,624
CPI-U at termination	2.02 at termination	Receive	Barclays Bank plc	1/15/2022	USD 39,000	308
CPI-U at termination	2.06 at termination	Receive	Morgan Stanley	11/13/2022	USD 9,000	109
CPI-U at termination	2.11 at termination	Receive	Citibank, NA	3/6/2020	USD 8,000	14
CPI-U at termination	2.13 at termination	Receive	Union Bank of Switzerland AG	3/2/2020	USD 50,000	92
CPI-U at termination	2.14 at termination	Receive	Barclays Bank plc	3/2/2020	USD 36,000	63
CPI-U at termination	2.14 at termination	Receive	Citibank, NA	3/2/2020	USD 136,000	231
CPI-U at termination	2.17 at termination	Receive	BNP Paribas	3/8/2020	USD 157,000	93
CPI-U at termination	2.18 at termination	Receive	Barclays Bank plc	10/16/2027	USD 24,000	427

						8,197

CPI-U at termination	2.23 at termination	Receive	Union Bank of Switzerland AG	4/13/2022	USD 27,000	(42)
CPI-U at termination	2.31 at termination	Receive	Barclays Bank plc	3/9/2026	USD 30,000	(36)
CPI-U at termination	2.31 at termination	Receive	Deutsche Bank AG	3/9/2026	USD 10,000	(13)
CPI-U at termination	2.32 at termination	Receive	Credit Suisse International	7/15/2020	USD 50,000	(2,350)
CPI-U at termination	2.34 at termination	Receive	Bank of America NA	2/6/2028	USD 25,000	(47)
CPI-U at termination	2.36 at termination	Receive	Bank of America NA	1/15/2027	USD 21,000	(114)
CPI-U at termination	2.36 at termination	Receive	Barclays Bank plc	7/15/2024	USD 65,000	(35)
CPI-U at termination	2.42 at termination	Receive	Deutsche Bank AG	12/15/2024	USD 42,000	(155)
CPI-U at termination	2.46 at termination	Receive	Citibank, NA	5/21/2024	USD 13,000	(728)
CPI-U at termination	2.48 at termination	Receive	Deutsche Bank AG	2/21/2024	USD 10,000	(572)
CPI-U at termination	2.48 at termination	Receive	Royal Bank of Scotland	3/17/2024	USD 2,000	(114)
CPI-U at termination	2.50 at termination	Receive	Morgan Stanley	2/4/2024	USD 15,000	(891)
CPI-U at termination	2.62 at termination	Receive	Citibank, NA	10/7/2024	USD 10,000	(137)
CPI-U at termination	2.67 at termination	Receive	Morgan Stanley	9/12/2044	USD 2,000	(294)
CPI-U at termination	2.70 at termination	Receive	Barclays Bank plc	9/3/2044	USD 4,000	(629)
CPI-U at termination	2.71 at termination	Receive	Barclays Bank plc	9/2/2044	USD 9,000	(1,430)
CPI-U at termination	2.73 at termination	Receive	Royal Bank of Scotland	2/10/2044	USD 5,000	(838)

						(8,425)

						(228)

(a)	Value of floating rate index at May 31, 2018 was 2.52%.

There are no upfront payments (receipts) on the swap contracts listed above.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Summary of total swap contracts outstanding as of May 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Inflation linked swaps outstanding	—	8,197

Total OTC swap contracts outstanding	—	8,197

Liabilities
OTC Inflation linked swaps outstanding	—	(8,425)

Total OTC swap contracts outstanding	—	(8,425)

Abbreviations:

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2018.
CPI-U	Consumer Price Index for All Urban Customers
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(d)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(e)	—	The rate shown is the effective yield as of May 31, 2018.
(f)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(g)	—	Amount rounds to less than one thousand.
(h)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	Approximately $4,346,000 of this investment is restricted as collateral for swaps to various brokers.
(k)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.
A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$67,964	$919	$68,883
Collateralized Mortgage Obligations	—	141,224	45	141,269
Commercial Mortgage-Backed Securities	—	93,572	1,456	95,028
Corporate Bonds
Aerospace & Defense	—	9,994	—	9,994
Air Freight & Logistics	—	4,236	—	4,236
Airlines	—	231	—	231
Automobiles	—	5,224	—	5,224
Banks	—	57,736	—	57,736
Beverages	—	7,494	—	7,494
Biotechnology	—	5,434	—	5,434
Building Products	—	1,552	—	1,552
Capital Markets	—	33,573	—	33,573
Chemicals	—	8,227	—	8,227
Commercial Services & Supplies	—	1,660	—	1,660
Communications Equipment	—	2,313	—	2,313
Construction & Engineering	—	527	—	527
Construction Materials	—	769	—	769
Consumer Finance	—	18,593	—	18,593
Containers & Packaging	—	675	—	675
Diversified Financial Services	—	9,663	—	9,663
Diversified Telecommunication Services	—	11,235	—	11,235
Electric Utilities	—	41,014	—	41,014
Electrical Equipment	—	346	—	346
Electronic Equipment, Instruments & Components	—	879	—	879
Energy Equipment & Services	—	2,614	—	2,614
Equity Real Estate Investment Trusts (REITs)	—	17,639	—	17,639
Food & Staples Retailing	—	4,101	—	4,101
Food Products	—	7,663	—	7,663
Gas Utilities	—	2,292	—	2,292
Health Care Equipment & Supplies	—	3,555	—	3,555
Health Care Providers & Services	—	8,802	—	8,802
Hotels, Restaurants & Leisure	—	1,549	—	1,549
Household Products	—	2,420	—	2,420
Independent Power and Renewable Electricity Producers	—	182	—	182
Industrial Conglomerates	—	4,583	—	4,583
Insurance	—	19,999	—	19,999
Internet & Direct Marketing Retail	—	1,693	—	1,693
Internet Software & Services	—	3,189	—	3,189
IT Services	—	2,371	—	2,371
Life Sciences Tools & Services	—	762	—	762

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Machinery	$—	$2,460	$—	$2,460
Media	—	13,025	—	13,025
Metals & Mining	—	1,796	—	1,796
Multiline Retail	—	1,507	—	1,507
Multi-Utilities	—	7,000	—	7,000
Oil, Gas & Consumable Fuels	—	34,286	—	34,286
Pharmaceuticals	—	6,279	—	6,279
Real Estate Management & Development	—	539	—	539
Road & Rail	—	14,321	—	14,321
Semiconductors & Semiconductor Equipment	—	4,517	—	4,517
Software	—	6,002	—	6,002
Specialty Retail	—	4,826	—	4,826
Technology Hardware, Storage & Peripherals	—	5,080	—	5,080
Tobacco	—	1,779	—	1,779
Trading Companies & Distributors	—	998	—	998
Water Utilities	—	1,783	—	1,783
Wireless Telecommunication Services	—	3,025	—	3,025

Total Corporate Bonds	—	414,012	—	414,012

Foreign Government Securities	—	3,348	—	3,348
Mortgage-Backed Securities	—	116,535	—	116,535
U.S. Government Agency Securities	—	279,473	—	279,473
U.S. Treasury Obligations	—	170,374	—	170,374
Short-Term Investment
Investment Company	39,619	—	—	39,619

Total Investments in Securities	$39,619	$1,286,502	$2,420	$1,328,541

Appreciation in Other Financial Instruments
Swaps	$—	$8,197	$—	$8,197

Depreciation in Other Financial Instruments
Swaps	$—	$(8,425)	$—	$(8,425)

There were no significant transfers among any levels during the period ended May 31, 2018.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Note (1) below describes the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation – linked swaps, to manage credit, interest rate risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.9%(a)
Alabama — 2.2%
Education — 0.1%
Alabama Public School & College Authority, Capital Improvement
Series A, Rev., 5.00%, 5/1/2019	50	52
Series B, Rev., 5.00%, 5/1/2019	20	21
Series A, Rev., 5.00%, 2/1/2023	2,000	2,257
Series A, Rev., 5.00%, 2/1/2024	2,000	2,298
Series A, Rev., 5.00%, 2/1/2025	2,000	2,289
Auburn University
Series A, Rev., 2.00%, 6/1/2018	70	70
Series A, Rev., 5.00%, 6/1/2019	25	26
University of Alabama Series A, Rev., 5.00%, 7/1/2018	25	25

		7,038

General Obligation — 0.4%
City of Huntsville
Series A, GO, 5.00%, 5/1/2030	2,765	3,297
Series B, GO, 5.00%, 5/1/2030	3,235	3,858
Series A, GO, 5.00%, 5/1/2031	3,035	3,606
Series B, GO, 5.00%, 5/1/2031	3,395	4,034
Series A, GO, 5.00%, 5/1/2032	3,005	3,455
County of Baldwin GO, 4.00%, 1/1/2019	30	30
County of Mobile, Improvement Warrants GO, 3.00%, 8/1/2018	95	95

		18,375

Hospital — 0.0%(b)
Alabama Public Health Care Authority Rev., 4.00%, 9/1/2019	25	26

Other Revenue — 0.2%
Montgomery County Public Building Authority, Warrants, Facilities Project
Rev., 5.00%, 3/1/2026	1,735	1,971
Rev., 5.00%, 3/1/2027	3,590	4,069
Rev., 5.00%, 3/1/2029	3,910	4,413

		10,453

Prerefunded — 0.1%
Alabama Public School & College Authority, Capital Improvement Series A, Rev., 5.00%, 5/1/2019(c)	70	72
Alabama State University, General Tuition & Fee Rev., AGC, 5.00%, 9/1/2019(c)	750	780
City of Huntsville, Capital Improvement & Refunding Warrants Series A, GO, 5.00%, 9/1/2018(c)	1,790	1,804
City of Huntsville, School Capital Improvement Warrants Series B, GO, 5.00%, 9/1/2018(c)	2,000	2,016
County of Mobile, Improvement Warrants Series C, GO, 5.00%, 8/1/2022(c)	25	28
Madison County Board of Education, Tax Anticipation Warrants Rev., AGC, 5.13%, 9/1/2018(c)	35	35

		4,735

Transportation — 0.1%
Alabama Federal Aid Highway Finance Authority
Series A, Rev., 5.00%, 9/1/2028	2,000	2,394
Series A, Rev., 5.00%, 9/1/2029	2,000	2,388

		4,782

Utility — 1.3%
Black Belt Energy Gas District, Gas Prepay Series A, Rev., 4.00%, 12/1/2023(d)	5,000	5,331
Southeast Alabama Gas District, Project No.1
Series A, Rev., 4.00%, 4/1/2024(d)	34,000	36,314
Series A, Rev., 5.00%, 4/1/2024	21,035	23,595

		65,240

Total Alabama		110,649

Alaska — 0.5%
General Obligation — 0.0%(b)
Municipality of Anchorage, General Purpose Series B, GO, 5.00%, 8/1/2018	25	25
State of Alaska Series A, GO, 4.00%, 8/1/2018	20	20

		45

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.2%
Alaska Industrial Development & Export Authority, Providence Health & Services Series A, Rev., 5.50%, 10/1/2041	9,000	9,832

Other Revenue — 0.0%(b)
Alaska Municipal Bond Bank Authority
Series 3, Rev., 5.00%, 9/1/2018	25	25
Rev., 5.25%, 9/1/2023	140	141
North Slope Borough Service Area 10 Rev., 5.00%, 6/30/2019(c)	325	336

		502

Prerefunded — 0.3%
Alaska Municipal Bond Bank Authority
Rev., 5.25%, 9/1/2018(c)	860	868
Rev., 5.38%, 9/1/2018(c)	1,000	1,009
Rev., 5.50%, 9/1/2018(c)	1,000	1,009
Matanuska-Susitna Borough, Goose Creek Correctional Center Project Rev., AGC, 5.50%, 9/1/2019(c)	12,275	12,838
Municipality of Anchorage AK Series B, GO, 5.00%, 8/1/2018(c)	200	201

		15,925

Total Alaska		26,304

Arizona — 1.9%
Certificate of Participation/Lease — 0.5%
Arizona School Facilities Board COP, 5.75%, 9/1/2018	15,000	15,150
State of Arizona Series A, COP, AGM, 5.25%, 10/1/2023	2,000	2,092
COP, 5.00%, 9/1/2025	4,350	5,141

		22,383

Education — 0.2%
Arizona School Facilities Board, State School Trust Rev., AMBAC, 5.00%, 7/1/2018	2,700	2,707
Arizona State University
Series C, Rev., 5.00%, 7/1/2018	25	25
Series B, Rev., 5.00%, 7/1/2034	1,000	1,173
Series B, Rev., 5.00%, 7/1/2035	1,000	1,170
Series B, Rev., 5.00%, 7/1/2036	1,000	1,167
Series B, Rev., 5.00%, 7/1/2037	1,000	1,164
Industrial Development Authority of the City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Rev., 5.00%, 7/1/2028	700	801
Rev., 5.00%, 7/1/2029	950	1,083
University of Arizona, Board of Regents Series A, Rev., 5.00%, 6/1/2030	1,000	1,101

		10,391

General Obligation — 0.2%
City of Chandler GO, 5.00%, 7/1/2023	4,000	4,565
City of Mesa GO, NATL-RE, 5.00%, 7/1/2018(c)	40	40
City of Tempe Series A, GO, 4.00%, 7/1/2018	25	25
County of Pima GO, 4.00%, 7/1/2018	20	20
Madison Elementary School District No. 38 Series A, GO, 3.00%, 7/1/2018	75	75
Maricopa County Community College District
GO, 3.00%, 7/1/2018	75	75
GO, 4.00%, 7/1/2018	75	75
GO, 5.00%, 7/1/2018	85	86
Series C, GO, 5.00%, 7/1/2018	20	20
Maricopa County Dysart Unified School District No. 89 GO, NATL-RE, FGIC, 5.25%, 7/1/2020	905	966
Maricopa County High School District No. 214, Tolleson Union High School Series B, GO, AGC, 3.25%, 7/1/2018	20	20
Maricopa County Phoenix Union High School District No. 210 GO, AGM, 5.25%, 7/1/2019	1,000	1,038
Maricopa County Unified School District No. 48, Scottsdale GO, 5.00%, 7/1/2018	35	35
Maricopa County Unified School District No. 69, Paradise Valley GO, 4.00%, 7/1/2018	45	45
Maricopa County Unified School District No. 95, Queen Creek School Improvement
Series 2018, GO, 5.00%, 7/1/2028	225	262
Series 2018, GO, 5.00%, 7/1/2029	500	580

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Maricopa County Union High School District No. 216, Agua Fria
Series 2011-A, GO, 4.00%, 7/1/2018	60	60
Series B, GO, 4.00%, 7/1/2018	165	165
Pima County Unified School District No. 30 GO, 3.00%, 7/1/2018	390	390
Town of Gilbert, Projects of 2006 & 2007 GO, 5.00%, 7/1/2018	2,345	2,351

		10,893

Hospital — 0.0%(b)
Yavapai County IDA, Hospital, Yavapai Regional Medical Center Series A, Rev., 5.25%, 8/1/2033	1,000	1,093

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Yavapai County IDA, Solid Waste Disposal, Waste Management, Inc. Project Rev., 2.80%, 6/1/2021(d)	1,000	1,000

Other Revenue — 0.0%(b)
City of Avondale Rev., 5.00%, 7/1/2018	20	20
City of Flagstaff Rev., 5.00%, 7/1/2018	30	30
City of Tempe, Performing Arts Center Rev., 5.00%, 7/1/2018	70	70
Gilbert Public Facilities Municipal Property Corp., Revenue Refunding Bonds Rev., 5.00%, 7/1/2018	95	95
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,869
Scottsdale Preserve Authority, Excise Tax Rev., 5.00%, 7/1/2019	20	21
Town of Marana, Excise Tax Rev., 4.00%, 7/1/2018	35	35
Yuma Municipal Property Corp. Rev., 5.00%, 7/1/2018	25	25

		2,165

Prerefunded — 0.4%
Arizona Department of Transportation State Highway Fund
Series B, Rev., 4.13%, 7/1/2018(c)	30	30
Series A, Rev., 5.00%, 7/1/2018(c)	2,020	2,020
Arizona School Facilities Board COP, 5.25%, 9/1/2018(c)	1,000	1,009
Arizona Water Infrastructure Finance Authority, Water Quality
Series A, Rev., 5.00%, 10/1/2018(c)	3,025	3,058
Series A, Rev., 5.00%, 10/1/2019(c)	3,935	4,100
City of Tucson, Water System
Series C, Rev., 4.10%, 7/1/2018(c)	60	60
Series C, Rev., 4.25%, 7/1/2018(c)	80	80
County of Pima, Sewer System Series B, Rev., 5.00%, 7/1/2021(c)	1,770	1,930
Glendale Municipal Property Corp. Series A, Rev., AGM, 4.50%, 7/1/2018(c)	30	30
McAllister Academic Village LLC Rev., 5.25%, 7/1/2018(c)	45	45
Phoenix Civic Improvement Corp., Airport, Junior Lien Series A, Rev., 5.00%, 7/1/2020(c)	3,000	3,192
Phoenix Civic Improvement Corp., Airport, Senior Lien Series A, Rev., 5.00%, 7/1/2018(c)	35	35
Phoenix Civic Improvement Corp., Water System, Junior Lien Series A, Rev., 5.00%, 7/1/2019(c)	2,000	2,069
Salt River Project Agricultural Improvement & Power District, Electric System Series A, Rev., 5.00%, 1/1/2019(c)	50	51
Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System Series A, Rev., 5.00%, 1/1/2019(c)	500	510
Scottsdale Municipal Property Corp., Excise Tax Series A, Rev., 5.00%, 7/1/2018(c)	75	75

		18,294

Transportation — 0.1%
Arizona Department of Transportation State Highway Fund
Series A, Rev., 5.00%, 7/1/2018	190	190
Series A, Rev., 4.00%, 7/1/2019	20	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — continued
Arizona Transportation Board, Maricopa County Regional Area Road Fund
Rev., 5.00%, 7/1/2018	115	116
Series 2009, Rev., 5.00%, 7/1/2018	100	100
Maricopa County, Regional Public Transportation Authority, Excise Tax Revenue, Public Transportation Fund Series A, Rev., 5.00%, 7/1/2018	30	30
Phoenix Civic Improvement Corp., Light Rail Project Rev., 5.00%, 7/1/2018	115	115
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.25%, 7/1/2019	30	31
Rev., 5.25%, 7/1/2025	1,000	1,172
Tucson Airport Authority, Inc., Airport, Sub Lien Rev., AMT, NATL-RE, 5.00%, 12/1/2018	1,670	1,674

		3,449

Utility — 0.2%
City of Mesa, Utility System
Rev., NATL-RE, 5.00%, 7/1/2018	20	20
Rev., NATL-RE, FGIC, 5.00%, 7/1/2020	3,000	3,192
Salt River Project Agricultural Improvement & Power District, Salt River Project Electric System
Series A, Rev., 5.00%, 1/1/2028	3,000	3,586
Series A, Rev., 5.00%, 12/1/2028	1,000	1,096

		7,894

Water & Sewer — 0.3%
Arizona Water Infrastructure Finance Authority, Water Quality Series A, Rev., 5.00%, 10/1/2026	5,910	6,844
City of Chandler, Water & Sewer System Rev., 4.00%, 7/1/2018	40	40
City of Glendale, Water & Sewer, Senior Lien Rev., 5.00%, 7/1/2028	1,000	1,105
City of Phoenix, Civic Improvement Corp. Rev., 5.00%, 7/1/2018	30	30
City of Scottsdale, Water & Sewer
Rev., 5.25%, 7/1/2021	1,430	1,571
Rev., 5.25%, 7/1/2023	1,875	2,162
City of Tucson, Water System Series A, Rev., 5.00%, 7/1/2018	235	236
County of Pima, Sewer System
Series A, Rev., 5.00%, 7/1/2018	40	40
Series B, Rev., 5.00%, 7/1/2022	1,380	1,503
Phoenix Civic Improvement Corp., Wastewater System, Junior Lien Rev., 5.00%, 7/1/2018	25	25
Phoenix Civic Improvement Corp., Wastewater System, Senior Lien
Rev., 5.50%, 7/1/2018	95	95
Rev., 5.50%, 7/1/2020	2,000	2,006

		15,657

Total Arizona		93,219

Arkansas — 0.0%(b)
General Obligation — 0.0%(b)
State of Arkansas GO, 5.00%, 10/1/2018	20	20

California — 14.7%
Certificate of Participation/Lease — 0.3%
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project COP, AMBAC, Zero Coupon, 8/1/2025	10,445	8,627
Deserts Sands, Unified School District COP, 5.00%, 3/1/2022	1,250	1,390
Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,691
Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,392

		14,100

Education — 1.1%
California Educational Facilities Authority, Claremont McKenna College
Series A, Rev., 5.00%, 1/1/2028	1,000	1,191
Series A, Rev., 5.00%, 1/1/2029	880	1,048
Series A, Rev., 5.00%, 1/1/2030	1,185	1,408
Series A, Rev., 5.00%, 1/1/2031	2,450	2,902
Series A, Rev., 5.00%, 1/1/2032	2,000	2,364
Series A, Rev., 4.00%, 1/1/2033	3,000	3,256
California Educational Facilities Authority, Pepperdine University Series 2012, Rev., 5.00%, 9/1/2024	315	355

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
California State University, Systemwide
Series A, Rev., 5.00%, 11/1/2024	3,225	3,791
Series A, Rev., 5.00%, 11/1/2029	2,375	2,827
Series A, Rev., 5.00%, 11/1/2030	2,285	2,647
Series A, Rev., 5.00%, 11/1/2032	4,000	4,710
Series A, Rev., 5.00%, 11/1/2034	2,875	3,407
Series A, Rev., 4.00%, 11/1/2035	2,000	2,136
Regents of the University of California, Limited Project
Series I, Rev., 5.00%, 5/15/2023	2,000	2,298
Series I, Rev., 5.00%, 5/15/2024	4,500	5,265
University of California
Series AR, Rev., 5.00%, 5/15/2031	2,000	2,366
Series AR, Rev., 5.00%, 5/15/2033	2,500	2,941
Series AR, Rev., 5.00%, 5/15/2034	1,500	1,760
Series AR, Rev., 5.00%, 5/15/2035	1,455	1,705
University of California, Limited Project Series G, Rev., 5.00%, 5/15/2029	5,615	6,271

		54,648

General Obligation — 6.7%
Acalanes Union High School District GO, 5.00%, 8/1/2018	25	25
Albany Unified School District GO, 4.00%, 8/1/2018	30	30
Arcadia Unified School District
GO, 4.00%, 8/1/2038	9,385	9,943
GO, 4.00%, 8/1/2041	7,500	7,928
Carlsbad Unified School District GO, 5.00%, 8/1/2018	25	25
City & County of San Francisco, Hospital Improvement Series A, GO, 5.00%, 6/15/2018	60	60
City of Arcadia, Election of 2006 GO, 5.00%, 8/1/2018	30	30
City of Palo Alto, Election of 2008 Series 2008-A, GO, 5.00%, 8/1/2018	20	20
Corona-Norco Unified School District GO, 5.00%, 8/1/2018	20	20
Counties of Fresno, Madera, Tulare & Kings, State Center Community College District GO, 5.25%, 8/1/2028	5,450	6,192
Counties of Los Angeles & Orange, Rowland Unified School District, 2012 Election Series A, GO, 5.25%, 8/1/2043	2,750	3,115
County of Orange, Garden Grove Unified School District, 2010 Election Series C, GO, 5.00%, 8/1/2030	1,390	1,579
County of Riverside, Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,632
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2027	1,670	1,909
GO, 5.00%, 8/1/2030	3,540	4,018
GO, 5.00%, 8/1/2031	4,000	4,527
County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002
GO, AGC, 5.00%, 8/1/2018	110	111
Series C, GO, AGC, Zero Coupon, 8/1/2026	19,585	15,626
County of Santa Clara, Election of 2008 Series B, GO, 5.00%, 8/1/2025	5,975	6,694
County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,798
Series C, GO, Zero Coupon, 8/1/2027	1,000	782
Desert Community College District
GO, 5.00%, 8/1/2030	2,500	2,997
GO, 5.00%, 8/1/2031	2,250	2,685
GO, 5.00%, 8/1/2033	2,500	2,967
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	470
Huntington Beach City School District, Election of 2016 Series A, GO, 3.00%, 8/1/2018	20	20
Long Beach Community College District, Election of 2002, Capital Appreciation
Series D, GO, NATL-RE, FGIC, Zero Coupon, 5/1/2020	3,265	3,147
Series D, GO, NATL-RE, FGIC, Zero Coupon, 5/1/2021	4,365	4,115
Series D, GO, NATL-RE, FGIC, Zero Coupon, 5/1/2022	5,265	4,845

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Los Angeles Community College District
Series A, GO, 5.00%, 8/1/2030	9,000	10,416
Series A, GO, 5.00%, 8/1/2031	15,000	17,325
Series A, GO, 4.00%, 8/1/2033	2,300	2,457
Los Angeles Community College District, Election of 2008 Series G, GO, 4.00%, 8/1/2039	10,430	10,923
Los Angeles Unified School District
Series C, GO, 5.00%, 7/1/2024	11,670	13,729
Series C, GO, 5.00%, 7/1/2025	36,915	43,210
Series C, GO, 5.00%, 7/1/2026	5,505	6,438
Series A, GO, 5.00%, 7/1/2027	6,650	8,187
Series C, GO, 5.00%, 7/1/2027	3,000	3,505
Los Angeles Unified School District, Election of 2004 Series I, GO, 5.25%, 7/1/2023	6,120	6,364
Los Angeles Unified School District, Election of 2008
Series A, GO, 5.00%, 7/1/2029	1,545	1,693
Series A, GO, 5.00%, 7/1/2031	1,365	1,493
Series M-1, GO, 5.00%, 7/1/2031	4,675	5,690
Series M-1, GO, 5.00%, 7/1/2032	2,155	2,602
Series M-1, GO, 5.00%, 7/1/2033	4,555	5,481
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	572
GO, Zero Coupon, 7/1/2035	725	374
GO, Zero Coupon, 7/1/2036	1,150	565
GO, Zero Coupon, 7/1/2037	1,950	904
GO, Zero Coupon, 7/1/2041	1,250	491
Pleasanton Unified School District GO, 2.00%, 8/1/2018	25	25
Riverside County, California, Desert Sands Unified School District
GO, 5.00%, 8/1/2025	3,750	4,447
GO, 5.00%, 8/1/2026	1,750	2,060
Sacramento City Unified School District, Election of 2012, Measure Q
Series E, GO, 5.00%, 8/1/2027	555	672
Series E, GO, 5.00%, 8/1/2028	2,385	2,873
Series E, GO, 5.00%, 8/1/2029	1,500	1,801
San Bernardino Community College District, Election of 2008 Series 2008-A, GO, 5.25%, 8/1/2018	45	45
San Diego Community College District GO, 5.00%, 8/1/2024	4,890	5,511
San Diego Unified School District, Election of 1998 Series 1998-B, GO, NATL-RE, 6.05%, 7/1/2018	75	75
San Diego Unified School District, Election of 2012 Series F, GO, 4.00%, 7/1/2033	130	140
San Francisco Bay Area Rapid Transit District, Election of 2004 Series D, GO, 5.00%, 8/1/2030	3,000	3,536
San Jose Evergreen Community College District, Election of 2004 Series 2004-B, GO, AGM, 5.00%, 9/1/2018	20	20
Santa Barbara Community College District, Santa Barbara County Series C, GO, 4.00%, 8/1/2040	1,000	1,060
Santa Maria Joint Union High School District, Santa Barbara & San Luis Obispo GO, 2.00%, 8/1/2018	20	20
Santa Monica Community College District, Election of 2004 Series C, GO, 5.25%, 8/1/2018	20	20
Southwestern Community College District
Series A, GO, 4.00%, 8/1/2038	1,000	1,061
Series A, GO, 4.00%, 8/1/2039	1,750	1,851
State of California, Economic Recovery Series A, GO, 5.00%, 7/1/2018(c)	75	75
State of California, Various Purpose
GO, 5.50%, 4/1/2021	6,800	7,017
GO, 5.13%, 4/1/2023	5	5
GO, 5.00%, 3/1/2025	12,120	14,312
GO, 5.63%, 4/1/2026	15,000	15,485
GO, AMBAC, 5.00%, 2/1/2027	565	683
GO, 5.00%, 8/1/2030	24,000	27,877
GO, 5.00%, 9/1/2030	1,500	1,641
GO, 5.00%, 9/1/2031	3,500	3,828
GO, 6.50%, 4/1/2033	3,055	3,174
GO, 4.00%, 9/1/2033	1,280	1,384

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Tahoe-Truckee Unified School District, School Facilities Improvement District No.2, Placer & EL Dorado Counties GO, 4.00%, 8/1/2018	20	20
Tamalpais Union High School District GO, 5.00%, 8/1/2018	25	25
Temple City Unified School District GO, NATL-RE, FGIC, 5.25%, 8/1/2022	6,580	7,250
Torrance Unified School District Series B1, GO, 5.00%, 8/1/2018	30	30
Tustin Unified School District Series A, GO, 5.00%, 8/1/2018	20	20
Vista Unified School District GO, 4.00%, 8/1/2018	30	30
Windsor Unified School District GO, 5.00%, 8/1/2018	35	35

		337,837

Hospital — 0.6%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2027	6,250	7,379
California Health Facilities Financing Authority, Kaiser Permanente Subseries A-2, Rev., 4.00%, 11/1/2038	4,000	4,175
California Health Facilities Financing Authority, Memorial Health Services Series A, Rev., 5.00%, 10/1/2026	1,500	1,686
California Health Facilities Financing Authority, Sutter Health
Series D, Rev., 5.00%, 8/15/2025	2,000	2,194
Series A, Rev., 5.00%, 11/15/2026	650	767
Series A, Rev., 5.00%, 11/15/2029	1,000	1,173
Series A, Rev., 5.00%, 11/15/2030	500	584
Series A, Rev., 5.00%, 11/15/2033	5,000	5,797
Series A, Rev., 3.25%, 11/15/2036	1,425	1,395
California Municipal Finance Authority, Community Medical Centers
Series A, Rev., 5.00%, 2/1/2028	900	1,032
Series A, Rev., 5.00%, 2/1/2029	1,250	1,465

		27,647

Other Revenue — 1.4%
California Infrastructure & Economic Development Bank, Refunding Academy Motion Picture Arts & Sciences
Series A, Rev., 5.00%, 11/1/2024	1,630	1,859
Series A, Rev., 5.00%, 11/1/2026	1,000	1,136
California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,565
California State Public Works Board, Department of Forestry & Fire Protection, Various Forestry Projects
Series C, Rev., AGM, 5.00%, 4/1/2022	2,785	2,792
Series C, Rev., AGM, 5.00%, 4/1/2024	2,105	2,111
California State Public Works Board, Department of General Services
Series F, Rev., 5.00%, 5/1/2023	3,000	3,428
Series F, Rev., 5.00%, 5/1/2024	5,395	6,277
Series F, Rev., 5.00%, 5/1/2025	6,445	7,603
Series F, Rev., 5.00%, 5/1/2026	3,100	3,635
Series F, Rev., 5.00%, 5/1/2027	5,000	5,839
California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects
Series D, Rev., AGM, 5.00%, 4/1/2021	1,285	1,289
Series D, Rev., AGM, 5.00%, 4/1/2023	1,415	1,419
Series D, Rev., AGM, 5.00%, 4/1/2025	1,560	1,564
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2025	1,250	1,485
County of Los Angeles, Huntington Park Redevelopment Agency, Merged Redevelopment Project Rev., Zero Coupon, 1/1/2019(c)	5,000	4,950
Golden State Tobacco Securitization Corp., Tobacco Settlement Series A, Rev., 5.00%, 6/1/2032	4,000	4,582

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 4.00%, 7/1/2018	20	20
Series A, Rev., 5.00%, 7/1/2024	355	418
Series A, Rev., 5.00%, 7/1/2025	510	610
Series A, Rev., 5.00%, 7/1/2026	475	565
Series A, Rev., 5.00%, 7/1/2032	910	1,015
San Marcos Public Facilities Authority Rev., Zero Coupon, 1/1/2019(c)	1,000	991
San Marcos Public Facilities Authority, CR Rev., Zero Coupon, 9/1/2019(c)	2,850	2,785
Santa Clara County Financing Authority, Multiple Facilities Projects Series P, Rev., 5.00%, 5/15/2029	8,400	9,715

		69,653

Prerefunded — 1.5%
Banning Unified School District, Election of 2006 Series B, GO, AGC, 5.25%, 8/1/2018(c)	40	40
Brentwood Infrastructure Financing Authority
Rev., 5.50%, 7/1/2018(c)	25	25
Rev., 5.75%, 7/1/2018(c)	20	20
California Educational Facilities Authority, University of Southern California Series A, Rev., 5.00%, 10/1/2018(c)	2,000	2,023
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 8/15/2019(c)	30	31
California Health Facilities Financing Authority, Providence Health & Services
Series C, Rev., 6.25%, 10/1/2018(c)	2,000	2,031
Series C, Rev., 6.50%, 10/1/2018(c)	2,485	2,526
California Health Facilities Financing Authority, Unrefunded Balance, Providence Health & Services Series C, Rev., 6.50%, 10/1/2018(c)	1,965	1,998
California State Department of Water Resources, Central Valley Project, Water System Rev., 5.00%, 6/1/2018(c)	70	70
California State Public Works Board, California State University, Various University Projects Series H, Rev., 5.00%, 9/1/2023(c)	13,405	15,497
City of Los Angeles Series A, GO, 4.25%, 9/1/2018(c)	20	20
Coast Community College District, Election of 2002, Capital Appreciation Series 2002-C, GO, AGM, 5.00%, 8/1/2018(c)	40	40
Los Angeles Community College District Series E-1, GO, 5.00%, 8/1/2018(c)	20	20
Menlo Park City School District, Unrefunded Balance, Capital Appreciation, Election of 2006 GO, Zero Coupon, 7/1/2018(c)	190	76
Riverside County Transportation Commission, Limited Tax Series A, Rev., 5.25%, 6/1/2023(c)	4,525	5,259
San Diego Public Facilities Financing Authority, Sewer Waste Water System Series A, Rev., 5.00%, 5/15/2019(c)	11,865	12,252
San Francisco Bay Area Rapid Transit District, Sales Tax Series A, Rev., 5.00%, 7/1/2022(c)	340	383
State of California, Various Purpose GO, 6.50%, 4/1/2019(c)	3,630	3,781
Tahoe Forest Hospital District, Election of 2007 Series 2007-B, GO, 5.00%, 8/1/2018(c)	20	20
University of California
Series O, Rev., 5.75%, 5/15/2019(c)	25,000	25,988
Series AF, Rev., 5.00%, 5/15/2023(c)	760	873
University of California, Limited Project Series G, Rev., 5.00%, 5/15/2022(c)	2,885	3,235
Upland Unified School District Series A, GO, AGM, 5.00%, 8/1/2018(c)	20	20

		76,228

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — 0.3%
City of Los Angeles, Harbor Department
Series A, Rev., 5.00%, 8/1/2023	425	487
Series A, Rev., 5.00%, 8/1/2024	450	525
County of Los Angeles, Metropolitan Transportation Authority, Union Station Gateway Project Rev., 5.00%, 7/1/2026	1,770	2,093
Los Angeles County Metropolitan Transportation Authority
Series B, Rev., 5.00%, 7/1/2018	30	30
Series A, Rev., 5.00%, 7/1/2030	5,000	6,010
Los Angeles County Metropolitan Transportation Authority, Proposition A Series 2009-A, Rev., 5.00%, 7/1/2018	115	115
Los Angeles County Metropolitan Transportation Authority, Proposition C Series A, Rev., 5.00%, 7/1/2018	25	25
Riverside County Transportation Commission, Limited Tax Series A, Rev., 5.00%, 6/1/2018	30	30
San Francisco County Transportation Authority Rev., 3.00%, 2/1/2022	25	26
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2031	2,185	2,609
Rev., 5.00%, 3/1/2032	2,000	2,387
Rev., 5.00%, 3/1/2033	1,000	1,190

		15,527

Utility — 1.4%
Chino Basin Regional Financing Authority, Inland Empire Utilities Agency Class A, Rev., 5.00%, 8/1/2018	40	41
City of Los Angeles, Department of Water & Power, Power System
Series D, Rev., 5.00%, 7/1/2028	1,250	1,457
Series B, Rev., 5.00%, 7/1/2029	10,000	12,029
Series D, Rev., 5.00%, 7/1/2030	2,710	3,144
Series A, Rev., 5.00%, 7/1/2031	2,055	2,452
Series B, Rev., 5.00%, 7/1/2031	3,400	3,897
Series D, Rev., 5.00%, 7/1/2031	2,500	2,894
Series A, Rev., 5.00%, 7/1/2032	2,550	3,044
Series B, Rev., 5.00%, 7/1/2032	3,075	3,516
Series A, Rev., 5.00%, 7/1/2033	5,000	5,945
Series D, Rev., 5.00%, 7/1/2033	390	449
Series D, Rev., 5.00%, 7/1/2034	4,750	5,461
Series D, Rev., 5.00%, 7/1/2035	250	287
Series C, Rev., 5.00%, 7/1/2036	2,000	2,370
City of Los Angeles, Department of Water & Power, Water System
Series A, Rev., 5.00%, 7/1/2031	1,350	1,594
Series A, Rev., 5.00%, 7/1/2032	2,560	3,010
Series A, Rev., 5.00%, 7/1/2033	1,360	1,598
Series A, Rev., 5.00%, 7/1/2034	1,250	1,464
Series A, Rev., 5.00%, 7/1/2035	1,125	1,312
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	2,500	2,728
Series A, Rev., 5.25%, 11/15/2022	9,545	10,601
Northern California Power Agency, Hydroelectric Project Rev., AGC, 5.00%, 7/1/2019	200	200
Sacramento Municipal Utility District Financing Authority, Cosumnes Project
Rev., 4.00%, 7/1/2018	20	20
Rev., 5.00%, 7/1/2028	1,290	1,521
Southern California Public Power Authority, Milford Wind Corridor Phase I Project Series 1, Rev., 5.00%, 7/1/2018	25	25
Southern California Public Power Authority, Milford Wind Corridor Phase II Project Rev., 5.00%, 7/1/2018	20	20
Southern California Public Power Authority, Southern Transmission Project Series A, Rev., 5.00%, 7/1/2018	55	55

		71,134

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 1.4%
Calleguas Municipal Water District Series A, Rev., 4.00%, 7/1/2018	20	20
Carpinteria Sanitary District, Wastewater System Rev., 4.00%, 8/1/2018	50	50
City of Bakersfield, Wastewater Series A, Rev., 5.00%, 9/15/2023	300	346
City of Los Angeles Wastewater System Subordinate Series A, Rev., 5.00%, 6/1/2018	30	30
City of Los Angeles, Wastewater System
Series A, Rev., 5.00%, 6/1/2018	25	25
Series A, Rev., 5.00%, 6/1/2026	12,500	14,281
Series C, Rev., 5.00%, 6/1/2026	2,000	2,239
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,441
City of Vallejo, Water
Rev., NATL-RE, 5.00%, 5/1/2022	3,010	3,018
Rev., NATL-RE, 5.00%, 5/1/2023	3,160	3,168
Rev., NATL-RE, 5.00%, 5/1/2024	3,320	3,328
Rev., NATL-RE, 5.00%, 5/1/2025	3,490	3,497
Corona Utility Authority, Wastewater Projects Rev., 4.00%, 9/1/2018	25	25
Cucamonga Valley Water District Series A, Rev., AGM, 4.00%, 9/1/2018	20	20
Metropolitan Water District of Southern California
Series A, Rev., 4.00%, 7/1/2018	20	20
Series C, Rev., 4.00%, 7/1/2018	25	25
Series E, Rev., 4.00%, 7/1/2018	20	20
Rev., 5.00%, 7/1/2018	30	30
Series C, Rev., 5.00%, 7/1/2018	50	51
Metropolitan Water District of Southern California, Waterworks Series B, Rev., 5.00%, 7/1/2018	20	20
Orange County Water District
Series A, Rev., 5.00%, 8/15/2032	1,235	1,484
Series A, Rev., 5.00%, 8/15/2034	650	776
San Diego County Water Authority
Series A, Rev., 5.00%, 5/1/2029	13,095	14,711
Series 2013A, Rev., 5.00%, 5/1/2030	10,000	11,216
Santa Clara Valley Water District Public Facilities Financing Corp. Series A, Rev., 5.00%, 6/1/2035	3,345	3,970
Santa Margarita/Dana Point Authority, Water District Improvement
Series A, Rev., 5.00%, 8/1/2031	950	1,143
Series A, Rev., 5.00%, 8/1/2032	1,030	1,236
Series A, Rev., 5.00%, 8/1/2033	1,630	1,949

		71,139

Total California		737,913

Colorado — 2.5%
Certificate of Participation/Lease — 0.1%
Adams County, Colorado Refunding & Improvement
COP, 5.00%, 12/1/2031	1,100	1,260
COP, 5.00%, 12/1/2034	500	568
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,500	1,694

		3,522

Education — 0.3%
Board of Governors of the University of Colorado, Enterprise System Series C, Rev., 5.00%, 3/1/2030	5,790	6,907
University of Colorado, Enterprise System
Series A-2, Rev., 5.00%, 6/1/2027	1,750	2,108
Series A-2, Rev., 5.00%, 6/1/2028	2,205	2,681
Series A-2, Rev., 5.00%, 6/1/2030	3,000	3,618

		15,314

General Obligation — 1.3%
Adams and Arapahoe Joint School District 28J Aurora Series A, GO, 5.00%, 12/1/2030	7,250	8,541

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
City & County of Denver, Better Denver & Zoo Series A, GO, 5.25%, 8/1/2020	6,845	7,124
Dawson Ridge Metropolitan District No.1
Series A, GO, Zero Coupon, 10/1/2022(c)	10,000	9,100
Series B, GO, Zero Coupon, 10/1/2022(c)	1,500	1,364
Denver City & County School District No. 1
Series A, GO, 5.50%, 12/1/2025	2,885	3,508
Series A, GO, 5.50%, 12/1/2029	1,000	1,245
Series A, GO, 5.50%, 12/1/2030	1,500	1,863
Series A, GO, 5.50%, 12/1/2036	500	614
Series A, GO, 5.50%, 12/1/2037	275	337
Series A, GO, 5.50%, 12/1/2041	1,600	1,949
Douglas County School District No. Re-1, Douglas & Elbert Counties
GO, 4.00%, 12/15/2018	25	25
Series B, GO, 5.00%, 12/15/2018	25	26
Jefferson County School District No. R-1
GO, 5.00%, 12/15/2020	18,325	19,765
GO, 5.00%, 12/15/2022	9,500	10,728

		66,189

Hospital — 0.1%
Colorado Health Facilities Authority, SCL Health System Series A, Rev., 5.50%, 1/1/2035	4,500	5,141
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023(d)	2,600	2,601

		7,742

Other Revenue — 0.0%(b)
County of Boulder, Capital Improvement
Rev., 4.00%, 7/15/2018	20	20
Rev., 5.00%, 7/15/2018	75	75

		95

Prerefunded — 0.7%
Colorado Educational & Cultural Facilities Authority, Independent School, Vail Mountain School Project Rev., 6.13%, 5/1/2020(c)	2,025	2,187
Counties of Adams & Arapahoe, Joint School District No. 281 GO, 6.25%, 12/1/2018(c)	23,470	23,998
State of Colorado, Higher Education Capital Construction, Lease Purchase Financing Program COP, 5.25%, 11/1/2018(c)	5,000	5,073
University of Colorado, Enterprise System
Series A, Rev., 5.50%, 6/1/2019(c)	1,980	2,053
Series A, Rev., 5.75%, 6/1/2019(c)	750	779
Series A, Rev., 5.00%, 6/1/2024(c)	35	41

		34,131

Utility — 0.0%(b)
City of Colorado Springs, Utilities System Improvement & Refunding Series A-1, Rev., 5.00%, 11/15/2018	25	25
Platte River Power Authority Series GG, Rev., AGM, 5.00%, 6/1/2018	20	20

		45

Total Colorado		127,038

Connecticut — 0.5%
Education — 0.1%
Connecticut State Health & Educational Facility Authority, Connecticut State University System Issue Series N, Rev., 5.00%, 11/1/2025	4,165	4,620
Connecticut State Health & Educational Facility Authority, Yale University Issue Series A, Rev., 1.37%, 7/11/2018(d)	30	30
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2022	1,030	1,106

		5,756

General Obligation — 0.2%
City of Milford GO, 4.00%, 11/1/2018	25	25
State of Connecticut Series B, GO, AMBAC, 5.25%, 6/1/2020	6,000	6,343
The Metropolitan District, Hartford County Series A, GO, 5.00%, 8/1/2019	200	206

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Town of Cromwell Series B, GO, 4.00%, 6/15/2018	50	50
Town of Enfield GO, 5.00%, 7/1/2018	25	25
Town of Glastonbury Series B, GO, 5.00%, 8/1/2018	25	25
Town of Trumbull GO, 4.00%, 9/1/2018	55	56

		6,730

Housing — 0.0%(b)
Connecticut Housing Finance Authority Series SNH-7, Rev., AGM, 5.00%, 6/15/2018	1,320	1,321

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
City of Stamford, Water Pollution Control System & Facility
Series A, Rev., 5.50%, 8/15/2023	100	116
Series A, Rev., 5.00%, 8/15/2024	100	114
Series A, Rev., 5.00%, 8/15/2025	350	397
Series A, Rev., 5.00%, 8/15/2026	150	170
Series A, Rev., 5.00%, 8/15/2027	250	282
Series A, Rev., 5.00%, 8/15/2029	300	337

		1,416

Prerefunded — 0.0%(b)
Town of Griswold GO, AGC, 4.00%, 9/15/2018(c)	20	20

Special Tax — 0.1%
Connecticut State, Special Tax Obligation Transportation Infrastructure Series A, Rev., 5.00%, 8/1/2026	5,000	5,663

Transportation — 0.1%
State of Connecticut, Transportation Infrastructure Purposes Series A, Rev., 5.00%, 9/1/2030	2,000	2,211

Total Connecticut		23,117

Delaware — 1.5%
Education — 1.0%
University of Delaware
Rev., VRDO, 0.80%, 6/1/2018(d)	7,000	7,000
Series C, Rev., VRDO, 0.91%, 6/1/2018(d)	42,750	42,750

		49,750

General Obligation — 0.4%
State of Delaware
Series B, GO, 5.00%, 7/1/2022	4,000	4,479
GO, 5.00%, 7/1/2023	350	373
Series B, GO, 5.00%, 7/1/2023	3,710	4,244
Series A, GO, 5.00%, 2/1/2024	1,155	1,335
Series A, GO, 5.00%, 2/1/2025	1,000	1,174
Series C, GO, 5.00%, 10/1/2025	1,000	1,185
Series A, GO, 5.00%, 2/1/2026	1,250	1,488
Series A, GO, 5.00%, 2/1/2027	2,260	2,726
Series A, GO, 5.00%, 2/1/2028	2,360	2,880
Series A, GO, 5.00%, 2/1/2029	1,375	1,673

		21,557

Prerefunded — 0.1%
County of New Castle
Series A, GO, 4.75%, 7/15/2018(c)	50	50
Series A, GO, 5.00%, 7/15/2018(c)	60	60
State of Delaware GO, 5.00%, 7/1/2020(c)	3,211	3,422

		3,532

Total Delaware		74,839

District of Columbia — 1.3%
General Obligation — 0.6%
District of Columbia
Series D, GO, 5.00%, 6/1/2018	55	55
Series A, GO, 5.00%, 6/1/2019	45	46
Series D, GO, 5.00%, 6/1/2028	3,300	3,922
Series A, GO, 5.00%, 6/1/2029	890	1,058
Series A, GO, 5.00%, 6/1/2030	1,325	1,571
Series D, GO, 5.00%, 6/1/2030	4,000	4,714
Series A, GO, 5.00%, 6/1/2031	1,865	2,203
Series A, GO, 5.00%, 6/1/2032	2,200	2,592
Series A, GO, 5.00%, 6/1/2033	3,050	3,579
Series A, GO, 5.00%, 6/1/2035	7,175	8,192
Series A, GO, 5.00%, 6/1/2036	4,200	4,783

		32,715

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — 0.6%
District of Columbia, Deed Tax Series B, Rev., 5.00%, 6/1/2018	110	110
District of Columbia, Income Tax Secured Series A, Rev., 5.00%, 12/1/2022	5,000	5,300
Washington Convention & Sports Authority
Series A, Rev., 5.00%, 10/1/2025	2,000	2,330
Series A, Rev., 5.00%, 10/1/2026	5,000	5,883
Series A, Rev., 5.00%, 10/1/2027	5,000	5,938
Series A, Rev., 5.00%, 10/1/2028	4,535	5,364
Series A, Rev., 5.00%, 10/1/2029	3,150	3,714

		28,639

Prerefunded — 0.0%(b)
District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., AGC, 5.00%, 10/1/2018(c)	25	25

Transportation — 0.1%
Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds Series A-1, Rev., 5.00%, 7/1/2024	3,000	3,463

Water & Sewer — 0.0%(b)
District of Columbia, Water & Sewer Authority, Public Utility, Subordinate Lien Series A, Rev., 5.00%, 10/1/2029	1,475	1,729

Total District of Columbia		66,571

Florida — 3.2%
Certificate of Participation/Lease — 0.7%
Lee County School Board Series B, COP, 5.00%, 8/1/2018	25	25
Orange County School Board
Series C, COP, 5.00%, 8/1/2028	5,020	6,012
Series C, COP, 5.00%, 8/1/2029	10,000	12,062
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	19,056

		37,155

Education — 0.2%
Board of Governors State University System of Florida Rev., 5.50%, 7/1/2018	30	30
Florida State Department of Education
Series A, Rev., 5.00%, 7/1/2024	1,120	1,288
Series A, Rev., 5.00%, 7/1/2025	2,375	2,767
Series A, Rev., 5.00%, 7/1/2026	3,385	3,982
University of Florida Department of Housing & Residence Education System Series A, Rev., 5.00%, 7/1/2019	30	31

		8,098

General Obligation — 0.9%
Broward County, Parks & Land Preservation Project GO, 4.00%, 1/1/2019	20	20
County of Miami-Dade Series DD, GO, AMBAC, 7.75%, 10/1/2018	2,095	2,137
County of Miami-Dade, Building Better Communities Program
GO, 5.00%, 7/1/2018	25	25
Series B, GO, 5.25%, 7/1/2018	130	130
Series A, GO, 5.00%, 7/1/2033	2,835	3,266
Series A, GO, 5.00%, 7/1/2034	5,355	6,155
County of Miami-Dade, Double Barreled Aviation Series 2010, GO, 5.00%, 7/1/2018	20	20
Florida State Board of Education, Public Education Capital Outlay
Series A, GO, 5.00%, 6/1/2018	25	25
Series A, GO, 5.00%, 1/1/2019	25	26
Series E, GO, 5.00%, 6/1/2019	4,515	4,663
Series E, GO, 5.00%, 6/1/2020	4,740	5,035
Series A, GO, 5.00%, 6/1/2023	4,500	4,815
Series D, GO, 5.00%, 6/1/2024	14,600	15,865
Series A, GO, 5.00%, 6/1/2025	1,250	1,336
School District of Broward County GO, 5.00%, 7/1/2019	30	31

		43,549

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 0.1%
Brevard County Health Facilities Authority, Health First, Inc. Project
Rev., 5.00%, 4/1/2022	1,000	1,102
Rev., 5.00%, 4/1/2024	1,250	1,417

		2,519

Housing — 0.0%(b)
Florida Housing Finance Corp., Homeowner Mortgage Series I, Rev., GNMA/FNMA/FHLMC, 5.38%, 1/1/2039	425	431
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	250	254

		685

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Florida Department of Environmental Protection
Series A, Rev., 5.00%, 7/1/2018	100	100
Series B, Rev., 5.00%, 7/1/2018	160	161
Series B, Rev., 5.25%, 7/1/2018	30	30
Rev., 5.00%, 7/1/2019	95	98

		389

Other Revenue — 0.1%
City of Orlando
Series B, Rev., 5.00%, 10/1/2018	65	66
Series C, Rev., 5.00%, 10/1/2018	20	20
Series D, Rev., 5.00%, 10/1/2018	20	20
Series C, Rev., 5.00%, 10/1/2019	50	52
City of Tallahassee Rev., 5.00%, 10/1/2018	25	25
County of Hillsborough Rev., 5.00%, 8/1/2018	180	181
County of Miami-Dade, Capital Asset Acquisition
Series B, Rev., 4.50%, 4/1/2019	30	31
Series A, Rev., AGC, 5.00%, 4/1/2019	20	20
County of Miami-Dade, Transit System Sales Surtax Rev., 5.00%, 7/1/2019	30	31
County of Miami-Dade, UMSA Public Improvements Rev., AGM, 4.00%, 4/1/2019	30	31
County of Okaloosa Rev., 4.00%, 10/1/2018	20	20
County of Orange
Rev., 5.00%, 10/1/2018	30	30
Series C, Rev., 5.00%, 1/1/2019	85	87
County of Palm Beach Rev., 5.00%, 5/1/2038	1,635	1,870
County of Pasco Series A, Rev., 5.00%, 12/1/2018	20	21
County of Sarasota, Infrastructure Sales Surtax
Rev., 5.00%, 10/1/2018	30	31
Series A, Rev., 5.00%, 10/1/2018	20	20
County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency
Rev., NATL-RE, 5.25%, 10/1/2018	1,500	1,517
Rev., NATL-RE, 5.25%, 10/1/2019	2,060	2,152
Tallahassee Blueprint 2000 Intergovernmental Agency Rev., AGM, 5.00%, 10/1/2018	20	20
Town of Palm Beach, Capital Improvement Program Series A, Rev., 4.00%, 1/1/2019	20	20

		6,265

Prerefunded — 0.4%
City of Jacksonville Rev., 4.75%, 10/1/2018(c)	25	25
City of Port St. Lucie, Utility Systems Rev., AGC, 5.00%, 9/1/2018(c)	30	30
County of Miami-Dade, Building Better Communities Program Series B-1, GO, 5.63%, 7/1/2018(c)	25	25
County of Miami-Dade, Transit System Rev., AGM, 5.00%, 7/1/2018(c)	170	170
County of Miami-Dade, Water and Sewer
Series C, Rev., BHAC, 5.00%, 10/1/2018(c)	20	20
Series C, Rev., 5.00%, 10/1/2018(c)	20	20
Series C, Rev., 5.50%, 10/1/2018(c)	20	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
Florida State Board of Education, Public Education Capital Outlay Series 2010B, GO, 5.13%, 6/1/2020(c)	150	160
Hillsborough County School Board, Master Lease Program Series 2012A, COP, 5.00%, 7/1/2022(c)	15,705	17,511
JEA Electric System Series A, Rev., 5.00%, 10/1/2023(c)	2,130	2,436
Orange County Health Facilities Authority, Orlando Regional Healthcare System Class C, Rev., 5.38%, 10/1/2018(c)	150	152
Orange County School Board Series D, COP, 5.00%, 8/1/2018(c)	170	171
Palm Beach County, Public Improvement Series 2, Rev., 5.38%, 11/1/2018(c)	150	152

		20,893

Transportation — 0.0%(b)
Orlando-Orange County Expressway Authority Series B, Rev., AGM, 5.00%, 7/1/2019	100	104
State of Florida, Department of Transportation, Turnpike Authority
Series A, Rev., 5.00%, 7/1/2018	280	281
Series B, Rev., 5.00%, 7/1/2018	115	115

		500

Utility — 0.7%
City of Gainesville, Utilities System Series C, Rev., 5.00%, 10/1/2018	30	30
City of Panama City Beach, Utility System
Rev., 4.00%, 6/1/2018	150	150
Rev., AGC, 5.00%, 6/1/2018	100	100
City of Sunrise, Utility System Series A, Rev., 4.00%, 10/1/2018	75	76
City of Tallahassee, Energy System Rev., 5.00%, 10/1/2018	35	35
County of Charlotte, Utility System Rev., AGM, 5.00%, 10/1/2018	50	50
County of Manatee, Public Utilities Revenue
Series 2017, Rev., 5.00%, 10/1/2028	535	641
Series 2017, Rev., 5.00%, 10/1/2029	1,150	1,370
Series 2017, Rev., 5.00%, 10/1/2030	1,130	1,341
Series 2017, Rev., 5.00%, 10/1/2031	815	963
Series 2017, Rev., 5.00%, 10/1/2032	350	412
Florida Municipal Power Agency, St. Lucie Project Series A, Rev., 5.00%, 10/1/2020	5,000	5,344
JEA Electric System
Series A, Rev., 5.00%, 10/1/2023	1,395	1,592
Series 2017B, Rev., 5.00%, 10/1/2024	5,500	6,349
Series A, Rev., 5.00%, 10/1/2027	1,160	1,314
Series B, Rev., 5.00%, 10/1/2029	4,500	5,339
Series B, Rev., 5.00%, 10/1/2030	4,000	4,730
Series III-B, Rev., 5.00%, 10/1/2033	3,950	4,606
Tohopekaliga Water Authority, Utility System Rev., 5.00%, 10/1/2018	50	51

		34,493

Water & Sewer — 0.1%
City of Miami Beach, Stormwater Series A, Rev., 5.00%, 9/1/2018	45	46
City of Tampa, Water & Sewer Improvement System Rev., 5.00%, 10/1/2023	500	548
County of Indian River, Water & Sewer Rev., 5.00%, 9/1/2018	25	25
County of Lee, Water & Sewer Rev., 5.00%, 10/1/2018	30	30
Florida Water Pollution Control Financing Corp., Water Pollution Control Series A, Rev., 5.00%, 7/15/2018	35	35
JEA Water & Sewer System
Series A, Rev., 5.00%, 10/1/2018	20	20
Series D, Rev., 5.00%, 10/1/2019	20	21
Series A, Rev., 5.00%, 10/1/2025	3,405	4,006

		4,731

Total Florida		159,277

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Georgia — 2.3%
Education — 0.0%(b)
Private Colleges & Universities Authority, Emory University Series A, Rev., 5.00%, 10/1/2043	2,000	2,219

General Obligation — 0.4%
Cherokee County Board of Education, School System
GO, 5.00%, 2/1/2026	335	397
GO, 5.00%, 2/1/2028	1,550	1,851
GO, 5.00%, 8/1/2031	725	852
GO, 5.00%, 8/1/2032	750	879
GO, 5.00%, 8/1/2033	690	806
County of Carroll GO, 4.00%, 6/1/2018	75	75
Henry County School District GO, 4.50%, 8/1/2018	75	76
Polk School District, Sales Tax
Series 2018, GO, 5.00%, 3/1/2024	175	202
Series 2018, GO, 5.00%, 3/1/2025	350	409
State of Georgia
Series A, GO, 5.00%, 7/1/2018	25	25
Series B, GO, 5.00%, 7/1/2018	35	35
Series E, GO, 5.00%, 7/1/2018	25	25
Series E-2, GO, 4.00%, 9/1/2018	25	25
Series A, GO, 5.00%, 2/1/2019	25	26
Series E, GO, 5.00%, 12/1/2023	20	23
Series E, GO, 5.00%, 12/1/2025	6,880	8,164
Series A, GO, 5.00%, 2/1/2027	5,000	5,925

		19,795

Prerefunded — 0.4%
Barrow County School District GO, 5.00%, 2/1/2021(c)	555	599
Cherokee County Water & Sewer Authority Rev., AGM, 5.00%, 8/1/2018(c)	25	25
Georgia State Road & Tollway Authority, Federal Highway Series A, Rev., GRAN, AGM, 5.00%, 6/1/2018(c)	7,465	7,465
Gwinnett County Water & Sewerage Authority Rev., 4.00%, 8/1/2018(c)	45	45
State of Georgia Series B, GO, 5.00%, 1/1/2019(c)	10,000	10,194

		18,328

Transportation — 0.2%
City of Atlanta, Airport Series A, Rev., 5.00%, 1/1/2020	9,500	9,965
Metropolitan Atlanta Rapid Transit Authority
Rev., AGM-CR, FGIC, 5.00%, 7/1/2018	20	20
Series A, Rev., 5.00%, 7/1/2018	40	40
Series N, Rev., NATL-RE-IBC, Bank of New York, 6.25%, 7/1/2018(c)	340	341

		10,366

Utility — 0.1%
Camden County Public Service Authority, City of St. Mary’s Project
Rev., 5.00%, 12/1/2021	1,005	1,081
Rev., 5.00%, 12/1/2022	1,960	2,106
Rev., 5.00%, 12/1/2023	1,000	1,075
Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,615

		5,877

Water & Sewer — 1.2%
City of Atlanta, Water & Wastewater
Rev., 5.00%, 11/1/2029	2,110	2,436
Rev., 5.00%, 11/1/2030	4,250	4,895
City of Columbus, Georgia Water & Sewerage
Series A, Rev., 5.00%, 5/1/2022	2,000	2,229
Series A, Rev., 5.00%, 5/1/2027	445	511
Series A, Rev., 5.00%, 5/1/2028	595	681
Rev., 5.00%, 5/1/2031	280	327
Rev., 5.00%, 5/1/2034	350	406
Rev., 5.00%, 5/1/2035	350	404
County of Cobb, Water & Sewerage Improvement
Rev., 5.00%, 7/1/2020	6,155	6,371
Rev., 5.00%, 7/1/2021	6,565	6,794
County of DeKalb, Water & Sewerage
Series B, Rev., 5.25%, 10/1/2022	4,800	5,439
Series B, Rev., 5.25%, 10/1/2023	8,660	10,019
Series B, Rev., 5.25%, 10/1/2026	5,500	6,640
County of Fulton, Water & Sewerage Rev., 5.00%, 1/1/2022	7,000	7,550

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
County of Henry, Water & Sewerage Authority Rev., BHAC-CR, FSA-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,026
Douglasville-Douglas County Water & Sewer Authority Rev., 5.00%, 6/1/2018	50	50

		60,778

Total Georgia		117,363

Hawaii — 1.1%
General Obligation — 0.7%
City & County of Honolulu
Series B, GO, AGM, 5.25%, 7/1/2018	35	35
Series C, GO, 4.75%, 9/1/2018	25	25
Series F, GO, 5.00%, 9/1/2018	25	25
Series B, GO, 5.00%, 10/1/2018	25	25
Series B, GO, 5.00%, 11/1/2018	20	20
Series A, GO, 4.00%, 8/1/2019	25	26
Series D, GO, 5.00%, 9/1/2023	20	23
Series C, GO, 5.00%, 10/1/2025	3,000	3,542
Series B, GO, 5.00%, 10/1/2027	8,695	10,197
Series C, GO, 5.00%, 10/1/2027	3,000	3,519
State of Hawaii
Series DR, GO, 5.00%, 6/1/2018	50	50
Series DT, GO, 5.00%, 11/1/2018	40	41
Series DR, GO, 5.00%, 6/1/2019	40	41
Series FK, GO, 5.00%, 5/1/2027	9,050	10,852
Series FE, GO, 5.00%, 10/1/2027	1,300	1,543
Series FG, GO, 5.00%, 10/1/2028	2,500	2,956

		32,920

Prerefunded — 0.3%
City & County of Honolulu, Wastewater System Series A, Rev., AGM, 5.00%, 7/1/2018(c)	20	20
State of Hawaii Series DN, GO, 5.00%, 8/1/2018(c)	200	201
State of Hawaii Department of Budget & Finance, 15 Craigside Project Series A, Rev., 9.00%, 11/15/2019(c)	6,200	6,829
State of Hawaii, Highway
Rev., 5.25%, 1/1/2019(c)	5,120	5,227
Rev., 6.00%, 1/1/2019(c)	2,450	2,511

		14,788

Transportation — 0.1%
State of Hawaii, Highway
Rev., 5.50%, 7/1/2018	30	30
Rev., 5.00%, 1/1/2020	5,915	6,028

		6,058

Water & Sewer — 0.0%(b)
City & County of Honolulu, Wastewater System
Rev., 4.00%, 7/1/2018	40	40
Rev., 5.00%, 7/1/2018	20	20
Series A, Rev., 5.00%, 7/1/2018	120	121

		181

Total Hawaii		53,947

Idaho — 0.4%
Other Revenue — 0.0%(b)
Idaho Bond Bank Authority Series A, Rev., 5.00%, 9/15/2019	100	105

Prerefunded — 0.2%
Idaho Health Facilities Authority, Trinity Health Group Series B, Rev., 6.00%, 12/1/2018(c)	12,000	12,255
Idaho Housing & Finance Association, Federal Highway Trust Series G, Rev., GRAN, AGC, 5.25%, 7/15/2018(c)	35	35

		12,290

Transportation — 0.2%
Idaho Housing & Finance Association, Federal Highway Trust
Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	2,959
Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,615

		8,574

Total Idaho		20,969

Illinois — 1.1%
Education — 0.0%(b)
Illinois Finance Authority, University of Chicago Series A, Rev., 5.00%, 10/1/2029	1,750	1,907

General Obligation — 0.5%
Champaign County Community Unit School District No. 4 Champaign GO, 5.00%, 1/1/2031	305	346
Chicago Park District, Limited Tax Series D, GO, 4.00%, 1/1/2019	150	151

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
City of Champaign GO, 4.00%, 12/15/2018	40	40
City of Naperville GO, 2.00%, 12/1/2018	50	50
Cook County Community College District No. 527 Morton GO, 4.00%, 12/15/2019	20	21
Cook County Community Consolidated School District No. 64, Park Ridge-Niles Series A, GO, 4.00%, 12/1/2018	200	202
Cook County High School District No. 204, Lyons Township
GO, 4.00%, 12/15/2018	55	56
GO, 5.00%, 12/15/2019	20	21
Counties of Kane & Cook, City of Elgin GO, 4.00%, 12/15/2021	1,400	1,462
County of Cook, School District No. 122 GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021(c)	5,000	4,602
County of Cook, School District No. 23 GO, 4.00%, 12/15/2018	20	20
County of DuPage, Courthouse Project
GO, 5.00%, 1/1/2026	250	291
GO, 5.00%, 1/1/2027	525	609
GO, 5.00%, 1/1/2028	255	295
GO, 5.00%, 1/1/2029	730	841
Du Page Cook & Will Counties Community College District No. 502 Series A, GO, 5.00%, 6/1/2018	160	160
Fountaindale Public Library District GO, AGC, 4.00%, 2/1/2019	35	35
Fox Valley Park District Series B, GO, 4.00%, 12/15/2018	70	71
Kane County Community Unit School District No. 101 GO, 5.00%, 1/1/2020	20	21
Kane County Forest Preserve District Series B, GO, 4.00%, 12/15/2018	45	46
Kane, Cook & DuPage Counties School District No. 46, Elgin
Series D, GO, 5.00%, 1/1/2027	1,500	1,667
Series D, GO, 5.00%, 1/1/2034	1,700	1,856
Lake County Community College District No. 532 Series A, GO, 4.00%, 6/1/2019	60	61
Lake County Forest Preserve District Series B, GO, 5.00%, 12/15/2018	55	56
McLean & Woodford Counties Community Unit School District No. 5 Normal GO, AGC, 5.00%, 12/1/2018	30	30
Schaumburg Park District Series B, GO, 5.00%, 12/1/2018	200	203
Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	1,929
Village of Schaumburg Series A, GO, 4.00%, 12/1/2019	20	21
Village of Streamwood GO, 4.00%, 12/1/2018	35	35
Will County, Community Unit School District No. 365-U
GO, 4.00%, 1/1/2030	1,000	1,065
GO, 4.00%, 1/1/2032	1,500	1,574
GO, 4.00%, 1/1/2033	1,000	1,044
GO, 4.00%, 1/1/2034	1,000	1,038
GO, 3.00%, 7/1/2036	2,700	2,500
Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College
GO, 5.75%, 6/1/2025	900	903
GO, 5.75%, 6/1/2027	830	833
GO, 5.75%, 6/1/2028	620	622

		24,777

Hospital — 0.1%
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2024	100	113
Series C, Rev., 5.00%, 3/1/2025	500	569
Illinois Finance Authority, Rush University Medical Center Obligated Group
Series A, Rev., 5.00%, 11/15/2023	2,000	2,263
Series A, Rev., 5.00%, 11/15/2024	1,000	1,145

		4,090

Other Revenue — 0.0%(b)
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2020	75	77
Rev., 5.00%, 1/1/2021	200	208
Rev., 5.00%, 1/1/2022	20	21
City of Chicago, Pilsen Redevelopment Project Series A, Rev., 5.00%, 6/1/2022	1,000	1,077

		1,383

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.0%(b)
County of Cook, Township High School District No. 205 GO, AGC, 5.50%, 12/1/2018(c)	1,000	1,018
Illinois Finance Authority, The University of Chicago Series 2008-B, Rev., 5.25%, 7/1/2018(c)	80	80
Series B, Rev., 5.25%, 7/1/2018(c)	50	50
Series B, Rev., 5.50%, 7/1/2018(c)	135	135
Lake County Forest Preserve District, Land Acquisition Series B, GO, 5.00%, 6/15/2018(c)	30	30
Rock River Water Reclamation District, Sewage System GO, AGC, 5.00%, 12/15/2018(c)	30	31
State of Illinois, Build Illinois Series A, Rev., 4.25%, 6/15/2019(c)	30	31
Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College GO, 5.75%, 6/1/2018(c)	1,175	1,175

		2,550

Transportation — 0.1%
Illinois State Toll Highway Authority
Series B, Rev., 5.00%, 12/1/2018	40	41
Series A, Rev., 5.00%, 12/1/2022	3,000	3,355
Regional Transportation Authority Series A, Rev., AGM, 5.00%, 6/1/2018	250	250

		3,646

Utility — 0.3%
City of Springfield, Senior Lien Electric
Rev., 5.00%, 3/1/2027	4,500	5,069
Rev., 5.00%, 3/1/2028	4,000	4,491
Rev., AGM, 3.50%, 3/1/2030	3,500	3,552

		13,112

Water & Sewer — 0.1%
City of Chicago, Second Lien Wastewater Transmission Rev., 5.00%, 1/1/2022	700	761
City of Chicago, Second Lien Water, Project
Rev., 5.00%, 11/1/2021	1,500	1,621
Rev., 5.00%, 11/1/2022	600	659
Rev., 5.00%, 11/1/2027	1,000	1,107
Rev., 5.00%, 11/1/2030	500	549
Illinois Finance Authority, Clean Water Initiative
Rev., 5.00%, 1/1/2019	20	20
Rev., 5.00%, 7/1/2024	1,000	1,150

		5,867

Total Illinois		57,332

Indiana — 1.3%
Education — 0.2%
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 5.00%, 10/1/2024	1,000	1,144
Rev., 5.00%, 10/1/2025	700	809
Indiana University
Series A, Rev., 5.00%, 6/1/2028	2,000	2,220
Series A, Rev., 5.00%, 6/1/2032	1,000	1,103
Indiana University, Lease Purchase Series A, Rev., 4.00%, 6/1/2018	35	35
Ivy Tech Community College of Indiana, Student Fee Series L, Rev., 5.00%, 7/1/2018	20	20
North West Hendricks Multi-Building Corp. Series B, Rev., AGM, 5.00%, 7/15/2018(c)	50	50
Plainfield Community High School Building Corp.
Rev., 5.00%, 1/15/2022	285	315
Rev., 5.00%, 7/15/2023	750	855
Rev., 5.00%, 7/15/2024	1,255	1,453

		8,004

Other Revenue — 0.6%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,150	1,302
Rev., 5.00%, 2/1/2025	500	565
Indiana Finance Authority, State Revolving Fund Program
Series B, Rev., 4.00%, 2/1/2019	30	30
Series C, Rev., 5.00%, 2/1/2021	18,805	19,757
Series A, Rev., 5.00%, 2/1/2023	2,300	2,535
Series C, Rev., 5.00%, 2/1/2030	3,000	3,346
Indianapolis Local Public Improvement Bond Bank Series B, Rev., 6.00%, 1/10/2020	530	554

		28,089

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — 0.1%
Concord Community Schools Building Corp. Series A, Rev., AGM, 5.00%, 7/15/2018(c)	20	20
Indiana Finance Authority, State Revolving Fund Program Series A, Rev., 5.00%, 2/1/2022(c)	5,205	5,750
Northwest Allen School Building Corp., First Mortgage Rev., AGM, 5.00%, 7/15/2018(c)	30	30
Purdue University, Student Facilities System Class A, Rev., 5.00%, 1/1/2019(c)	30	31

		5,831

Transportation — 0.1%
Indiana Finance Authority, Highway
Series A, Rev., 5.00%, 6/1/2030	1,500	1,792
Series A, Rev., 5.00%, 6/1/2031	1,500	1,786
Series A, Rev., 5.00%, 6/1/2032	1,250	1,483

		5,061

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series A, Rev., 3.05%, 6/1/2025	11,600	11,658
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series D, Rev., 5.00%, 1/1/2021	725	780
Series D, Rev., 5.00%, 1/1/2024	1,245	1,397

		13,835

Water & Sewer — 0.0%(b)
City of Evansville, Waterworks District
Series B, Rev., 5.00%, 1/1/2022	325	356
Series B, Rev., 5.00%, 1/1/2023	375	411
Indiana State Finance Authority, Wastewater Utility, First Lien Series A, Rev., 5.25%, 10/1/2031	1,000	1,094

		1,861

Total Indiana		62,681

Iowa — 1.3%
Education — 0.0%(b)
University of Iowa Science & Technology, Academic Building
Rev., 4.00%, 7/1/2018	30	30
Series A, Rev., 4.00%, 7/1/2018	150	150

		180

General Obligation — 0.2%
Ankeny Community School District Series A, GO, 3.00%, 6/1/2018	400	400
City of Ames, Corporate Purpose
Series A, GO, 5.00%, 6/1/2018	25	25
GO, 5.00%, 6/1/2019	20	21
City of Ankeny
Series A, GO, 3.00%, 6/1/2018	125	125
Series A, GO, 4.00%, 6/1/2018	20	20
Series A, GO, 5.00%, 6/1/2018	50	50
City of Cedar Rapids
Series A, GO, 5.00%, 6/1/2019	20	21
City of Des Moines
Series A, GO, 3.00%, 6/1/2018	230	230
Series A, GO, 5.00%, 6/1/2018	80	80
Series B, GO, 4.00%, 6/1/2019	30	31
Series A, GO, 5.00%, 6/1/2019	45	46
City of Des Moines, Capital Loan Notes Series H, GO, 5.00%, 6/1/2021	6,850	6,850
City of West Des Moines Series B, GO, 5.00%, 6/1/2018	20	20
Davenport Iowa Corp.
Series D, GO, 3.00%, 6/1/2018	50	50
Series A, GO, 5.00%, 6/1/2019	25	25
GO, 4.00%, 6/1/2021	1,095	1,139
Waukee Community School District
Series C, GO, 5.00%, 6/1/2018	20	20
Series A, GO, 5.00%, 6/1/2019	20	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
West Des Moines Community School District, Capital Loan Notes GO, 5.00%, 5/1/2019	35	36

		9,210

Hospital — 0.0%(b)
City of Ames, Mary Greeley Medical Center Rev., 5.00%, 6/15/2019	90	93

Other Revenue — 0.6%
Iowa Finance Authority, State Revolving Fund
Rev., 4.00%, 8/1/2018(c)	20	20
Rev., 5.00%, 8/1/2018	25	25
Rev., 5.00%, 8/1/2029	21,215	25,452
State of Iowa, Prison Infrastructure Fund Rev., 5.00%, 6/15/2025	4,690	5,488
State of Iowa, Vision Iowa Special Fund Rev., NATL-RE, 5.50%, 2/15/2020	500	531

		31,516

Prerefunded — 0.5%
Iowa Finance Authority, State Revolving Fund
Rev., 5.25%, 8/1/2018(c)	30	30
Rev., 5.50%, 8/1/2018(c)	25	25
Rev., 5.00%, 8/1/2021(c)	18,325	20,001
Iowa Finance Authority, State Revolving Fund, Green Bonds
Series 2016, Rev., 5.00%, 8/1/2026(c)	5,220	6,211

		26,267

Water & Sewer — 0.0%(b)
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Revenue Series B, Rev., 3.00%, 6/1/2019	25	25

Total Iowa		67,291

Kansas — 1.1%
General Obligation — 0.0%(b)
City of Lenexa Series B, GO, 5.00%, 9/1/2025	1,000	1,177
Wyandotte County Unified School District No. 203 Series A, GO, 5.00%, 9/1/2041	1,000	1,157

		2,334

Other Revenue — 0.1%
Public Building Commission of Johnson County, Kansas Lease Purchase Series B, Rev., 5.00%, 9/1/2025	3,450	3,991

Prerefunded — 0.0%(b)
County of Shawnee, Unified School District No. 345, Seaman Series A, GO, 5.00%, 9/1/2022(c)	650	726
Douglas County Unified School District No. 348 Series A, GO, AGC, 4.75%, 9/1/2018(c)	35	35

		761

Transportation — 1.0%
Kansas State Department Transportation Highway
Series A, Rev., 5.00%, 9/1/2018	2,500	2,521
Series A, Rev., 5.00%, 9/1/2019	7,000	7,282
Series A, Rev., 5.00%, 9/1/2020	7,000	7,484
Series B, Rev., 5.00%, 9/1/2030	8,000	9,301
Series B, Rev., 5.00%, 9/1/2035	4,625	5,319
Kansas Turnpike Authority
Series A, Rev., 5.00%, 9/1/2021	2,000	2,135
Series A, Rev., 5.00%, 9/1/2022	3,800	4,057
State of Kansas, Department of Transportation, Highway
Series 2015B, Rev., 5.00%, 9/1/2029	5,140	5,988
Series A, Rev., 5.00%, 9/1/2035	4,190	4,924

		49,011

Total Kansas		56,097

Kentucky — 0.4%
Education — 0.0%(b)
Oldham County, Kentucky School District Finance Corp., School Building Rev., 5.00%, 6/1/2027	525	607

Hospital — 0.1%
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,778
Series A, Rev., 5.00%, 6/1/2037	2,795	3,017

		4,795

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects
Rev., 3.00%, 7/1/2018	40	40
Rev., 4.00%, 7/1/2019	30	31

		71

Other Revenue — 0.1%
Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,002
Kentucky State Property & Buildings Commission, Project No. 82 Rev., AGM, 5.25%, 10/1/2018	1,500	1,516
Kentucky State Property & Buildings Commission, Project No. 84
Rev., NATL-RE, 5.00%, 8/1/2021	1,000	1,085
Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,302

		4,905

Prerefunded — 0.2%
Kentucky State Property & Buildings Commission, Project No. 89 Rev., AGM, 5.00%, 11/1/2018(c)	1,500	1,520
Kentucky State Property & Buildings Commission, Project No. 90
Rev., 5.38%, 11/1/2018(c)	885	898
Rev., 5.75%, 11/1/2018(c)	35	36
Kentucky State Property & Buildings Commission, Unrefunded Balance, Project No. 90 Rev., 5.38%, 11/1/2018(c)	115	117
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series A, Rev., 5.00%, 7/1/2021(c)	5,145	5,597

		8,168

Water & Sewer — 0.0%(b)
Northern Kentucky Water Service District Rev., 5.00%, 2/1/2019	55	56

Total Kentucky		18,602

Louisiana — 2.1%
Education — 0.0%(b)
Louisiana State University, Agricultural & Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	75

General Obligation — 0.0%(b)
City of Shreveport GO, 5.00%, 8/1/2018	75	75

Housing — 0.4%
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	68	68
Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 6/1/2041	200	202
Louisiana Public Facilities Authority, Multi-Family Housing, CR Series A, Rev., Zero Coupon, 2/1/2020(c)	18,150	17,575

		17,845

Industrial Development Revenue/Pollution Control Revenue — 1.0%
East Baton Rouge Parish Industrial Development Board Inc Series B, Rev., VRDO, 0.91%, 6/1/2018(d)	47,700	47,700

Other Revenue — 0.5%
Louisiana Public Facilities Authority, CR Series B, Rev., Zero Coupon, 12/1/2019(c)	18,000	17,494
Parish of East Baton Rouge, Road & Street Improvement Sales Tax
Rev., AGC, 5.25%, 8/1/2019	3,490	3,625
Rev., AGC, 5.00%, 8/1/2020	4,270	4,420
Rev., AGC, 5.00%, 8/1/2021	2,125	2,198

		27,737

Prerefunded — 0.1%
Calcasieu Parish School District No. 25 GO, 4.00%, 7/15/2018(c)	25	25
City of Bossier, Utilities Rev., BHAC, 5.00%, 10/1/2018(c)	30	31
Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport System PFC Project Series B, Rev., AMT, AGM, 5.63%, 1/1/2019(c)	1,275	1,302
Parish of East Baton Rouge, Road & Street Improvement Sales Tax
Rev., AGC, 5.00%, 8/1/2019(c)	2,000	2,073
Rev., AGC, 5.13%, 8/1/2019(c)	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
St. Charles Parish Law Enforcement District Series B, GO, AGC, 4.60%, 3/1/2019(c)	40	41

		3,498

Utility — 0.0%(b)
City of Alexandria, Utilities Series A, Rev., 5.00%, 5/1/2043	1,400	1,515

Water & Sewer — 0.1%
City of Shreveport, Water & Sewer, Junior Lien
Series C, Rev., 5.00%, 12/1/2023	370	419
Series C, Rev., 5.00%, 12/1/2024	510	584
Series C, Rev., 5.00%, 12/1/2025	835	965
Series C, Rev., 5.00%, 12/1/2026	500	583
Series C, Rev., 5.00%, 12/1/2028	400	474
Series C, Rev., 5.00%, 12/1/2029	1,500	1,771

		4,796

Total Louisiana		103,241

Maine — 0.1%
Other Revenue — 0.1%
Maine Municipal Bond Bank
Series C, Rev., 5.00%, 11/1/2029	625	745
Series C, Rev., 5.00%, 11/1/2030	1,095	1,301
Series C, Rev., 5.00%, 11/1/2032	465	548
Series C, Rev., 5.00%, 11/1/2034	800	939

		3,533

Prerefunded — 0.0%(b)
Maine Municipal Bond Bank
Rev., 5.20%, 9/1/2018(c)	150	151
Series C, Rev., 5.00%, 11/1/2018(c)	35	36

		187

Transportation — 0.0%(b)
Maine Turnpike Authority Rev., AGM, 5.00%, 7/1/2018	20	20

Total Maine		3,740

Maryland — 6.4%
Education — 0.4%
Maryland Economic Development Corp. Rev., 5.00%, 7/1/2018	50	50
Maryland Stadium Authority, Baltimore City Public Schools Rev., 5.00%, 5/1/2041	12,650	14,307
State of Maryland, Health & Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,031
Rev., 4.00%, 7/1/2036	1,000	1,031
University of Maryland, Auxiliary Facilities & Tuition System Series A, Rev., 5.00%, 4/1/2019	4,785	4,917

		21,336

General Obligation — 5.9%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	2,400	2,813
GO, 5.00%, 3/1/2028	5,505	6,689
GO, 5.00%, 3/1/2029	5,540	6,719
GO, 5.00%, 3/1/2030	6,415	7,756
Baltimore County, Metropolitan District
GO, 5.00%, 3/1/2027	5,080	6,100
GO, 5.00%, 3/1/2029	5,600	6,792
GO, 5.00%, 3/1/2030	5,880	7,109
GO, 5.00%, 3/1/2031	6,125	7,381
County of Anne Arundel, General Improvements
GO, 5.00%, 4/1/2025	3,000	3,519
GO, 5.00%, 4/1/2026	4,300	5,023
GO, 5.00%, 10/1/2026	6,385	7,631
GO, 5.00%, 10/1/2027	6,000	7,251
GO, 5.00%, 10/1/2029	3,615	4,286
GO, 5.00%, 10/1/2030	3,615	4,279
GO, 5.00%, 10/1/2034	3,610	4,224
GO, 5.00%, 10/1/2035	2,610	3,047
GO, 5.00%, 10/1/2037	3,610	4,195
GO, 5.00%, 10/1/2038	3,610	4,187
County of Anne Arundel, Water & Sewer
GO, 5.00%, 10/1/2026	2,260	2,701
GO, 5.00%, 10/1/2027	2,260	2,731
GO, 5.00%, 10/1/2029	1,735	2,057
GO, 5.00%, 10/1/2030	2,125	2,515
GO, 5.00%, 10/1/2034	2,125	2,487
GO, 5.00%, 10/1/2035	2,125	2,481
County of Charles, Consolidated Public Improvement GO, 5.00%, 10/1/2025	2,995	3,535
County of Frederick, Public Facilities Series A, GO, 5.00%, 8/1/2027	2,440	2,907
County of Howard, Consolidated Public Improvement Series B, GO, 5.00%, 8/15/2018	20	20

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Series A, GO, 5.00%, 2/15/2027	5,465	6,569
Series A, GO, 5.00%, 2/15/2028	4,220	5,134
Series A, GO, 5.00%, 2/15/2029	6,785	8,240
Series D, GO, 5.00%, 2/15/2030	5,000	6,055
County of Howard, Metropolitan District Series E, GO, 5.00%, 2/15/2025	3,035	3,554
County of Howard, Metropolitan District Project Series B, GO, 4.00%, 8/15/2018	50	50
County of Montgomery, Consolidated Public Improvement
Series A, GO, 5.00%, 11/1/2024	16,700	19,498
Series B, GO, 5.00%, 6/1/2026	6,340	7,553
Series C, GO, 5.00%, 10/1/2026	5,000	5,983
Series A, GO, 5.00%, 11/1/2026	4,150	4,972
County of Montgomery, Public Improvement Series A, GO, 5.00%, 8/1/2018	50	50
County of Washington GO, 5.00%, 7/1/2018	25	25
State of Maryland, State & Local Facilities Loan of 2010, First Series Series B, GO, 5.00%, 3/1/2021	5,000	5,271
State of Maryland, State & Local Facilities Loan of 2012, First Series Series C, GO, 4.00%, 8/15/2018	20	20
State of Maryland, State & Local Facilities Loan of 2012, Second Series Series B, GO, 5.00%, 8/1/2018	40	40
State of Maryland, State & Local Facilities Loan of 2014, Second Series GO, 3.00%, 8/1/2018	40	40
State of Maryland, State & Local Facilities Loan of 2017 Series A, GO, 5.00%, 3/15/2028	5,280	6,326
State of Maryland, State & Local Facilities Loan of 2017, First Series Series A, GO, 4.00%, 3/15/2030	27,225	30,153
State of Maryland, State & Local Facilities Loan of 2017, Second Series Series B, GO, 5.00%, 8/1/2024	3,120	3,627
State of Maryland, State & Local Facilities Loan of 2018, First Series
Series A, GO, 5.00%, 3/15/2023	21,430	24,341
Series A, GO, 5.00%, 3/15/2024	13,960	16,135
Series A, GO, 5.00%, 3/15/2026	12,265	14,550
Washington Suburban Sanitary Commission, Maryland Consolidated Public Improvement
GO, 5.00%, 6/1/2018	140	140
GO, 5.00%, 6/15/2029	4,715	5,654

		294,415

Prerefunded — 0.1%
City of Baltimore, Wastewater Projects
Series A, Rev., AGM, 4.25%, 7/1/2018(c)	25	25
Series A, Rev., AGM, 5.00%, 7/1/2018(c)	25	25
County of Montgomery, Consolidated Public Improvement GO, 4.00%, 8/1/2018(c)	115	116
Series A, GO, 4.00%, 8/1/2018(c)	40	40
State of Maryland, State & Local Facilities Loan of 2015
Series A, GO, 5.00%, 3/1/2023(c)	1,745	1,976
Series A, GO, 5.00%, 8/1/2023(c)	500	570

		2,752

Transportation — 0.0%(b)
Maryland State Transportation Authority
Rev., 5.00%, 7/1/2018	20	20
Series A, Rev., 5.00%, 7/1/2018	245	246
Maryland Transportation Authority
Series A, Rev., 5.00%, 7/1/2018	25	25
Rev., GRAN, 5.25%, 3/1/2019	30	31

		322

Total Maryland		318,825

Massachusetts — 5.5%
Education — 0.2%
Massachusetts Development Finance Agency Series A, Rev., 5.00%, 11/15/2018	30	31
Massachusetts Development Finance Agency, Boston College Series R-1, Rev., 5.00%, 7/1/2018	30	30

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Massachusetts Health & Educational Facilities Authority, Institute Of Technology
Series M, Rev., 5.25%, 7/1/2025	4,070	4,899
Series M, Rev., 5.25%, 7/1/2029	2,100	2,652
Massachusetts Health & Educational Facilities Authority, Tufts University Rev., 5.00%, 8/15/2018	25	25

		7,637

General Obligation — 2.5%
City of Peabody, Municipal Purpose Loan of 2009 GO, 3.00%, 9/15/2018	30	30
City of Waltham, Municipal Purpose GO, 4.50%, 9/15/2018	30	30
Commonwealth of Massachusetts
Series B, GO, 5.00%, 7/1/2018	40	40
Series D, GO, NATL-RE-IBC, 5.50%, 8/1/2018	40	40
Series D, GO, 5.50%, 10/1/2018	25	26
Series C, GO, 5.00%, 10/1/2027	5,000	6,012
Series A, GO, 5.00%, 3/1/2032	1,000	1,131
Series F, GO, 5.00%, 11/1/2041	1,000	1,164
Series F, GO, 5.00%, 11/1/2042	10,000	11,561
Commonwealth of Massachusetts, Consolidated Loan of 2004 Series B, GO, 5.25%, 8/1/2023	10,000	11,537
Commonwealth of Massachusetts, Consolidated Loan of 2006 Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	5,894
Commonwealth of Massachusetts, Consolidated Loan of 2008 Series A, GO, 5.00%, 8/1/2018	95	96
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series B, GO, 4.00%, 8/1/2018	20	20
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	13,739
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,345	10,990
Series A, GO, 5.00%, 4/1/2033	10,000	11,714
Commonwealth of Massachusetts, Consolidated Loan of 2018
Series B, GO, 5.00%, 1/1/2027	10,000	11,937
Series B, GO, 5.00%, 1/1/2030	23,890	28,555
Massachusetts State Construction
Series D, GO, 4.00%, 9/1/2029	9,460	10,319
Series A, GO, 5.00%, 3/1/2031	2,250	2,551
Town of Arlington, Municipal Purpose Loan Series A, GO, 3.00%, 8/15/2018	45	45
Town of Billerica, Municipal Purpose Loan Series A, GO, 4.00%, 5/15/2019	45	46
Town of Falmouth, Municipal Purpose Loan Series A, GO, 4.00%, 7/15/2018	55	55
Town of Franklin, Municipal Purpose Loan GO, 4.00%, 8/15/2018	45	45
Town of Mansfield, Municipal Purpose Loan GO, 4.00%, 10/15/2018	30	30
Town of Marblehead, Municipal Purpose Loan GO, 3.00%, 8/1/2018	20	20
Town of Nantucket GO, 3.00%, 10/1/2018	40	40
Town of Nantucket, Municipal Purpose Loan GO, 4.00%, 2/15/2019	25	25
Town of Sandwich, Municipal Purpose Loan GO, 3.00%, 11/1/2018	25	25
Town of Westborough, Municipal Purpose Loan Series A, GO, 4.00%, 8/1/2018	35	35

		127,752

Other Revenue — 0.3%
Massachusetts School Building Authority
Series B, Rev., 5.00%, 10/15/2018	25	25
Series A, Rev., 5.00%, 5/15/2019	20	21

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
Massachusetts School Building Authority, Sales Tax
Series C, Rev., 5.00%, 8/15/2026	2,000	2,343
Series B, Rev., 5.00%, 8/15/2028	10,000	11,112
Massachusetts State Development Finance Agency Series B, Rev., 5.00%, 9/1/2026	1,020	1,028

		14,529

Prerefunded — 1.3%
Commonwealth of Massachusetts, Consolidated Loan of 2008 Series A, GO, 5.00%, 8/1/2018(c)	1,045	1,051
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series D, GO, 5.00%, 10/1/2021(c)	11,890	13,049
Commonwealth of Massachusetts, Consolidated Loan of 2014 Series F, GO, 5.00%, 11/1/2022(c)	42,950	48,320
Massachusetts Bay Transportation Authority
Series A, Rev., 4.75%, 7/1/2018(c)	30	30
Series C, Rev., 5.00%, 7/1/2018(c)	125	125
Series A, Rev., 5.25%, 7/1/2018(c)	65	65
Massachusetts Development Finance Agency Series A, Rev., 5.25%, 11/15/2018(c)	35	36
Massachusetts Health & Educational Facilities Authority, Institute Of Technology Series O, Rev., 5.50%, 7/1/2018(c)	20	20
Massachusetts State Development Finance Agency Series B, Rev., 5.00%, 9/1/2018(c)	480	484
Massachusetts Water Resources Authority Series B, Rev., AMBAC, 5.00%, 8/1/2018(c)	105	105
Town of Braintree, Municipal Purpose Loan GO, 5.00%, 5/15/2019(c)	35	36
Town of Hingham, Municipal Purpose Loan Series A, GO, 5.00%, 4/15/2019(c)	20	20
Town of Sutton, Municipal Purpose Loan GO, 5.00%, 4/15/2019(c)	30	31

		63,372

Transportation — 0.9%
Commonwealth of Massachusetts Transportation Fund, Rail Enhancement and Accelerated Bridge Programs
Rev., 5.00%, 6/1/2035	2,500	2,831
Rev., 5.00%, 6/1/2036	3,300	3,731
Rev., 5.00%, 6/1/2037	1,500	1,694
Massachusetts Bay Transportation Authority
Series A, Rev., 4.00%, 7/1/2018	115	115
Series B, Rev., 4.00%, 7/1/2018	25	25
Series A, Rev., 5.00%, 7/1/2018	170	170
Series B, Rev., 5.25%, 7/1/2018	25	25
Series A, Rev., 5.00%, 7/1/2021	1,925	2,104
Series A, Rev., 5.25%, 7/1/2025	2,250	2,682
Series A, Rev., 5.25%, 7/1/2027	10,530	12,858
Series A, Rev., 5.25%, 7/1/2029	5,000	6,252
Series A, Rev., 5.00%, 7/1/2031	1,255	1,558
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,420
Massachusetts Port Authority
Series A, Rev., 4.00%, 7/1/2018	45	45
Series C, Rev., 5.00%, 7/1/2018	105	105
Series B, Rev., 5.00%, 7/1/2021	1,500	1,640
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue Series A, Rev., 5.00%, 1/1/2028	3,765	4,550

		46,805

Water & Sewer — 0.3%
Massachusetts Clean Water Trust, Pool Program Series A, Rev., 5.25%, 8/1/2018	25	25
Massachusetts Clean Water Trust, State Revolving Fund
Subseries 16B, Rev., 3.00%, 8/1/2018	20	20
Rev., 5.00%, 8/1/2018	25	25
Series 20, Rev., 5.00%, 2/1/2033	10,950	12,628

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
Massachusetts Water Resources Authority
Series C, Rev., 4.00%, 8/1/2018	20	20
Series B, Rev., 5.00%, 8/1/2018	20	20
Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,669

		16,407

Total Massachusetts		276,502

Michigan — 1.4%
Education — 0.1%
Michigan Strategic Fund, Facility for Rare Isotope Beams Project at Michigan State University, Limited Obligation Rev., 5.00%, 3/1/2019	25	26
Regents of the University of Michigan
Rev., 5.00%, 4/1/2031	3,375	3,961
Rev., 5.00%, 4/1/2033	2,190	2,556

		6,543

General Obligation — 0.3%
City of Troy, Limited Tax GO, 5.25%, 11/1/2029	1,005	1,107
Counties of Oakland & Livingston, Huron Valley School District GO, Q-SBLF, 5.00%, 5/1/2023	4,900	5,296
Grand Rapids Community College GO, 5.00%, 5/1/2023	1,305	1,425
Lansing Community College, Building & Site
GO, 5.00%, 5/1/2030	750	880
GO, 5.00%, 5/1/2032	885	1,032
State of Michigan Series A, GO, 5.00%, 12/1/2028	4,300	4,942

		14,682

Hospital — 0.3%
Michigan Finance Authority, Trinity Health Credit Group
Rev., 5.00%, 12/1/2034	5,000	5,822
Rev., 5.00%, 12/1/2037	5,000	5,758
Michigan Finance Authority, Trinity Health Group Rev., 5.00%, 12/1/2031	1,000	1,082

		12,662

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation Series BB, Rev., AMBAC, 7.00%, 5/1/2021	1,170	1,308

Prerefunded — 0.3%
Ferris State University Rev., AGC, 4.75%, 10/1/2018(c)	40	40
Hudsonville Public Schools, School Building & Site GO, Q-SBLF, 5.25%, 5/1/2021(c)	1,250	1,363
Michigan Municipal Bond Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2020(c)	5,000	5,348
Michigan Strategic Fund, House of Representatives Facilities, Limited Obligation Series A, Rev., AGC, 5.25%, 10/15/2018(c)	1,500	1,520
Regents of the University of Michigan Series A, Rev., 5.00%, 4/1/2019(c)	3,915	4,019
State of Michigan, Environmental Program Series A, GO, 5.25%, 5/1/2019(c)	35	36
State of Michigan, Lansing Board of Water & Light Series A, Rev., 5.00%, 7/1/2018(c)	1,445	1,445

		13,771

Transportation — 0.1%
State of Michigan, Comprehensive Transportation Rev., AGM, 5.25%, 5/15/2019	30	31
State of Michigan, Trunk Line Fund
Rev., AGM, 5.00%, 11/1/2018	30	30
Rev., 5.00%, 11/15/2018	40	41
Rev., 5.00%, 11/15/2025	1,150	1,263
Rev., 5.00%, 11/15/2026	610	670
Rev., 5.00%, 11/15/2027	1,035	1,135
Rev., 5.00%, 11/15/2030	2,185	2,385

		5,555

Utility — 0.0%(b)
Lansing Board of Water & Light, Utility Systems
Series A, Rev., 5.00%, 7/1/2018	55	55
Series A, Rev., 5.00%, 7/1/2026	1,000	1,084
Series A, Rev., 5.50%, 7/1/2041	1,000	1,090

		2,229

Water & Sewer — 0.3%
City of Grand Rapids, Sanitary Sewer System Rev., 4.00%, 1/1/2019	35	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — continued
Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.50%, 1/1/2022	4,160	4,465
Rev., 5.00%, 1/1/2023	1,670	1,883
Rev., 5.00%, 1/1/2025	1,000	1,124
Rev., 5.00%, 1/1/2027	400	468
Rev., 5.00%, 1/1/2028	325	379
Rev., 5.00%, 1/1/2029	350	408
Rev., 5.00%, 1/1/2030	370	430
Rev., 5.00%, 1/1/2032	750	867
Rev., 5.00%, 1/1/2033	1,400	1,612
Rev., 5.00%, 1/1/2034	1,000	1,149
Michigan Municipal Bond Authority, Clean Water Revolving Fund Rev., 5.00%, 10/1/2018	30	30
North Kent Sewer Authority Rev., 3.00%, 11/1/2018	20	20

		12,870

Total Michigan		69,620

Minnesota — 0.5%
Education — 0.1%
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2020	190	197
Rev., 5.00%, 3/1/2026	870	1,028
Rev., 5.00%, 3/1/2027	725	866
Rev., 5.00%, 3/1/2028	1,000	1,190
Rev., 3.00%, 3/1/2030	1,500	1,516
University of Minnesota Series A, Rev., 5.00%, 12/1/2018(c)	25	25

		4,822

General Obligation — 0.4%
Circle Pines Independent School District No. 12
Series A, GO, Zero Coupon, 2/1/2022	650	599
Series A, GO, Zero Coupon, 2/1/2023	800	715
City of Brooklyn Park Series A, GO, 5.00%, 2/1/2026	1,005	1,186
City of Marshall Series B, GO, 5.00%, 2/1/2023	1,170	1,317
City of St. Paul, Capital Improvement Series A, GO, 5.00%, 9/1/2018	25	25
County of Hennepin Series A, GO, 4.00%, 12/1/2018	35	35
Kasson & Mantorville Independent School District No. 204, School Building Series A, GO, 5.00%, 2/1/2021	40	43
Rosemount, Apple Valley, Eagan Independent School District No. 196 Series C, GO, 4.00%, 2/1/2019	25	25
St. Louis Park Independent School District No. 283, School Building Series A, GO, 5.00%, 2/1/2027	1,000	1,189
State of Minnesota, Various Purpose GO, 4.00%, 8/1/2018	35	35
Series H, GO, 5.00%, 11/1/2019	10,000	10,454
GO, 5.00%, 8/1/2020(c)	175	186
Series A, GO, 5.00%, 8/1/2024	2,000	2,329

		18,138

Hospital — 0.0%(b)
City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., 4.00%, 11/15/2018(d)	1,000	1,011

Prerefunded — 0.0%(b)
State of Minnesota, Public Safety Radio Communications System Project Rev., AGC, 5.00%, 6/1/2018(c)	100	100

Total Minnesota		24,071

Mississippi — 0.5%
General Obligation — 0.1%
State of Mississippi Series H, GO, 5.00%, 12/1/2022	2,615	2,943

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series B, Rev., VRDO, 0.85%, 6/1/2018(d)	5,000	5,000
Series A, Rev., VRDO, 0.89%, 6/1/2018(d)	7,800	7,800
Series C, Rev., VRDO, 0.89%, 6/1/2018(d)	7,000	7,000
Mississippi Development Bank, Industrial Development Authority of Marshall County Rev., 4.00%, 1/1/2019	95	96

		19,896

Total Mississippi		22,839

Missouri — 1.7%
General Obligation — 0.0%(b)
City of Kansas, Improvement & Refunding Series A, GO, 5.00%, 2/1/2023	620	669
Independence School District, Missouri Direct Deposit Program Series B, GO, 5.50%, 3/1/2032	2,000	2,429

		3,098

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.0%(b)
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2027	140	144

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program
Series B, Rev., 5.00%, 7/1/2022	3,645	3,924
Series B, Rev., 5.00%, 7/1/2024	660	711
Series B, Rev., 5.00%, 7/1/2029	175	188
Series B, Rev., 5.00%, 7/1/2030	65	70
Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program, Rev., 5.00%, 7/1/2021	385	420
Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water Series A, Rev., 5.00%, 1/1/2020(c)	10	10

		5,323

Prerefunded — 0.2%
Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds Program Series B, Rev., 5.00%, 1/1/2021(c)	8,795	9,459

Transportation — 1.1%
Missouri Highways & Transportation Commission, Federal Reimbursement
Series A, Rev., 5.00%, 5/1/2019	25	26
Series A, Rev., 5.00%, 5/1/2020	4,065	4,184
Missouri Highways & Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	30,671
Missouri Highways & Transportation Commission, Senior Lien Series C, Rev., 5.00%, 2/1/2022	16,815	18,609

		53,490

Water & Sewer — 0.3%
City of Kansas, Sanitary Sewer System
Series 2011-A, Rev., 4.00%, 1/1/2019	35	35
Series A, Rev., 5.00%, 1/1/2026	3,140	3,379
Metropolitan St. Louis Sewer District Wastewater System Improvement
Series B, Rev., 5.00%, 5/1/2031	530	613
Series B, Rev., 5.00%, 5/1/2032	1,900	2,191
Series B, Rev., 5.00%, 5/1/2033	4,430	5,098
Series B, Rev., 5.00%, 5/1/2034	2,000	2,295
Series B, Rev., 5.00%, 5/1/2035	2,125	2,433

		16,044

Total Missouri		87,558

Montana — 0.1%
Prerefunded — 0.1%
State of Montana, Department of Transportation, Highway 93 Advance Construction Project Rev., GRAN, 5.00%, 6/1/2018(c)	3,100	3,100

Total Montana		3,100

Nebraska — 0.4%
General Obligation — 0.2%
Lancaster County School District No.1, Lincoln Public Schools Series 2017, GO, 5.00%, 1/15/2026	1,700	2,010
Omaha School District Series 2016, GO, 5.00%, 12/15/2026	6,545	7,817

		9,827

Hospital — 0.0%(b)
University of Nebraska Facilities Corp., UNMC Cancer Center Bonds Series A, Rev., 5.00%, 2/15/2020	160	168

Utility — 0.1%
Omaha Public Power District, Electric System
Series B, Rev., 4.00%, 2/1/2019	25	25
Series A, Rev., 5.00%, 2/1/2019	40	41

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utility — continued
Series B, Rev., 5.00%, 2/1/2019	35	36
Series A, Rev., 5.00%, 2/1/2035	1,500	1,768
Series A, Rev., 5.00%, 2/1/2036	2,000	2,350
Series A, Rev., 5.00%, 2/1/2037	2,000	2,346

		6,566

Water & Sewer — 0.1%
City of Lincoln, Water System Rev., 4.00%, 8/15/2018	25	25
City of Omaha, Sewer Revenue Rev., 5.00%, 11/15/2031	1,820	2,086

		2,111

Total Nebraska		18,672

Nevada — 0.7%
Education — 0.0%(b)
Nevada System of Higher Education Series B, Rev., 5.00%, 7/1/2018	20	20

General Obligation — 0.6%
Clark County School District Series A, GO, 5.00%, 6/15/2026	2,080	2,411
County of Clark Series B, GO, 5.00%, 11/1/2027	15,000	17,643
County of Clark, Stadium Improvement
Series A, GO, 5.00%, 6/1/2026	1,985	2,339
Series A, GO, 5.00%, 6/1/2027	1,225	1,455
Series A, GO, 5.00%, 6/1/2028	1,165	1,393
Series A, GO, 5.00%, 6/1/2030	4,030	4,774
Las Vegas Valley Water District
Series A, GO, 4.00%, 6/1/2018	55	55
Series B, GO, 4.00%, 6/1/2018	25	25
Series C, GO, 5.00%, 6/1/2018	30	30
Series A, GO, 5.00%, 6/1/2019	25	26
Las Vegas Valley Water District, Water Improvement and Refunding Series A, GO, 3.00%, 6/1/2018	60	60
State of Nevada, Capital Improvement Series C, GO, 5.00%, 6/1/2018	55	55

		30,266

Other Revenue — 0.0%(b)
County of Washoe Series A, Rev., 5.00%, 12/1/2019	75	78

Prerefunded — 0.0%(b)
Clark County School District Series A, GO, 5.00%, 6/15/2018(c)	230	230
Clark County Water Reclamation District GO, 5.30%, 7/1/2018(c)	30	30
County of Clark GO, 5.00%, 6/1/2018(c)	20	20
Nevada System of Higher Education Series A, Rev., BHAC-CR, 5.00%, 7/1/2018(c)	20	20
State of Nevada, Capital Improvement & Cultural Affairs Class C, GO, 5.00%, 6/1/2018(c)	75	75
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 6/1/2018(c)	45	45

		420

Transportation — 0.0%(b)
County of Clark, Highway Improvement, Motor Vehicle Fuel Tax Rev., 5.00%, 7/1/2018	30	30
State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax Rev., 4.00%, 12/1/2018	65	66

		96

Water & Sewer — 0.1%
Truckee Meadows Water Authority Rev., 5.00%, 7/1/2031	1,550	1,805

Total Nevada		32,685

New Hampshire — 0.0%(b)
General Obligation — 0.0%(b)
City of Nashua GO, 4.00%, 7/15/2018	20	20
City of Portsmouth, Capital Improvement Loan Series B, GO, 4.00%, 6/15/2019	135	138

		158

Other Revenue — 0.0%(b)
New Hampshire Municipal Bond Bank
Series A, Rev., 5.00%, 8/15/2018	25	25
Series C, Rev., 5.50%, 8/15/2018	25	25
Series E, Rev., 4.00%, 1/15/2019	20	21

		71

Total New Hampshire		229

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New Jersey — 1.3%
Education — 0.2%
New Jersey Economic Development Authority, School Facilities Construction Rev., 5.00%, 3/1/2019(c)	30	31
New Jersey EDA, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	9,500	10,124

		10,155

General Obligation — 0.0%(b)
Cinnaminson Township Board of Education GO, 4.00%, 8/1/2018	20	20
County of Middlesex, General Improvement Series B, GO, 4.00%, 6/15/2019	25	26
County of Ocean
Series A, GO, 4.00%, 8/1/2018	35	35
GO, 4.00%, 8/1/2019	25	26
Manalapan, Englishtown Regional Board of Education GO, 4.00%, 10/1/2019	20	21
Matawan, Aberdeen Regional School District GO, 5.00%, 9/15/2018	55	55
Montville Township School District, New Jersey Refunding School GO, 3.00%, 2/1/2019	20	20
Parsippany-Troy Hills Township School District GO, 4.00%, 8/15/2018	20	20
Township of Burlington GO, 4.00%, 9/15/2018	20	20
Township of Montclair GO, AGM, 3.75%, 9/1/2018	25	25
Township of Plainsboro, General Improvement GO, 4.00%, 6/1/2019	30	31
Township of Raritan, General Improvement GO, 5.00%, 8/15/2018	35	35

		334

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
New Jersey Infrastructure Bank, Environmental Infrastructure Rev., 5.00%, 9/1/2018	25	25

Other Revenue — 0.7%
Bergen County Improvement Authority, Guaranteed Governmental Loan
Rev., 4.00%, 8/15/2018	25	25
Rev., 5.00%, 8/15/2019	20	21
Bergen County Improvement Authority, Guaranteed Governmental Loan, Saddle Brook Township Project Rev., 4.00%, 9/1/2018	30	30
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	1,150	1,370
Mercer County Improvement Authority Series 2011, Rev., 4.00%, 9/1/2019	25	26
Middlesex County Improvement Authority, Guaranteed Capital Equipment and Improvement Revenue Bonds Rev., 3.00%, 9/1/2018	40	40
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2021	5,000	5,407
Series A, Rev., 5.00%, 6/1/2022	3,000	3,302
Series A, Rev., 5.00%, 6/1/2023	3,000	3,352
Series A, Rev., 5.00%, 6/1/2024	4,000	4,518
Series A, Rev., 5.00%, 6/1/2025	3,500	3,983
Series A, Rev., 5.00%, 6/1/2026	3,500	4,007
Series A, Rev., 5.00%, 6/1/2028	3,000	3,482
Series A, Rev., 5.00%, 6/1/2029	4,500	5,202
Series A, Rev., 4.00%, 6/1/2037	1,000	1,020
Union County Improvement Authority, City Guaranteed, Linden Omnibus Project Rev., AGM, 4.00%, 11/1/2019	100	103

		35,888

Prerefunded — 0.1%
Delran Township Board of Education GO, 4.00%, 7/15/2018(c)	20	20
Egg Harbor Township School District GO, AGM, 4.00%, 9/15/2018(c)	25	25
New Jersey Educational Facilities Authority, College of New Jersey Series D, Rev., AGM, 5.00%, 7/1/2018(c)	85	85
New Jersey Educational Facilities Authority, Rowan University Series B, Rev., AGC, 5.00%, 7/1/2018(c)	25	25
New Jersey Infrastructure Bank, Environmental Infrastructure Series 2015-A, Rev., 5.00%, 9/1/2018(c)	35	35

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
State of New Jersey, Equipment Lease Purchase Series A, COP, 5.00%, 6/15/2018(c)	5,800	5,800

		5,990

Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, Transportation Program
Series AA, Rev., 5.00%, 6/15/2036	5,000	5,216
New Jersey Transportation Trust Fund Authority, Transportation System
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,472
Series A, Rev., 5.00%, 6/15/2042	500	519

		11,207

Water & Sewer — 0.1%
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation
Series B, Rev., AGM, Zero Coupon, 12/1/2018	1,610	1,598
Series B, Rev., AGM, Zero Coupon, 12/1/2019	1,845	1,796

		3,394

Total New Jersey		66,993

New Mexico — 0.9%
General Obligation — 0.5%
Central New Mexico Community College Series B, GO, 5.00%, 8/15/2018	80	81
City of Albuquerque, General Purpose
Series A, GO, 5.00%, 7/1/2019	445	461
Series A, GO, 5.00%, 7/1/2023	6,220	7,093
Series A, GO, 5.00%, 7/1/2024	6,480	7,517
Series A, GO, 5.00%, 7/1/2026	6,480	7,718
County of Santa Fe GO, 4.00%, 7/1/2018	35	35
Santa Fe Public School District GO, 5.00%, 8/1/2021	45	49

		22,954

Housing — 0.0%(b)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.65%, 9/1/2039	65	66
Series D, Class 1, Rev., GNMA/FNMA/FHLMC, 5.35%, 9/1/2040	410	420
Series C-2, Class 1, Rev., GNMA/FNMA/FHLMC COLL, 5.70%, 9/1/2040	275	280

		766

Other Revenue — 0.2%
City of Rio Rancho Rev., 4.00%, 6/1/2019	125	128
City of Santa Fe Series B, Rev., 5.00%, 6/1/2019	25	26
County of Bernalillo Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	1,010	1,208
New Mexico Finance Authority, Senior Lien Public Project Revolving Fund
Series B, Rev., 5.00%, 6/1/2020	1,775	1,775
Series B, Rev., 5.00%, 6/1/2021	1,645	1,645
Series B, Rev., 5.00%, 6/1/2026	1,890	1,890
Series B, Rev., 5.00%, 6/1/2028	2,050	2,050
State of New Mexico, Severance Tax Permanent Fund
Series A, Rev., 5.00%, 7/1/2018	285	286
Series A-2, Rev., 5.00%, 7/1/2018	35	35
Series B, Rev., 4.00%, 7/1/2019	65	66
Series A, Rev., 5.00%, 7/1/2024	180	208

		9,317

Prerefunded — 0.0%(b)
Albuquerque Bernalillo County Water Utility Authority, Joint Water & Sewer System Improvement Series A, Rev., 5.00%, 7/1/2018(c)	20	20
County of Los Alamos Rev., 6.00%, 6/1/2018(c)	20	20

		40

Transportation — 0.2%
New Mexico Finance Authority, State Transportation, Senior Lien Series B, Rev., 5.00%, 6/15/2020	10,000	10,630
New Mexico Finance Authority, State Transportation, Sub Lien Series A-2, Rev., 5.00%, 12/15/2021	1,500	1,612

		12,242

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.0%(b)
Albuquerque Bernalillo County Water Utility Authority, Joint Water & Sewer System Improvement Series B, Rev., 5.00%, 7/1/2018	30	30

Total New Mexico		45,349

New York — 16.6%
Education — 1.4%
Erie County Industrial Development Agency, School District Project Class B, Rev., 5.00%, 5/1/2019	25	26
New York State Dormitory Authority
Series B, Rev., 5.00%, 10/1/2028	750	895
Series B, Rev., 5.00%, 10/1/2029	665	792
Series B, Rev., 5.00%, 10/1/2031	500	592
Series A, Rev., 5.00%, 3/15/2036	15,000	17,398
New York State Dormitory Authority, City University System, Consolidated Fifth General Resolution Series B, Rev., 5.00%, 7/1/2018	7,825	7,846
New York State Dormitory Authority, City University System, Fifth General Resolution Class A, Rev., 5.00%, 7/1/2019	25	26
New York State Dormitory Authority, School Districts Financing Program Series B, Rev., 5.00%, 10/1/2024	2,000	2,230
New York State Dormitory Authority, St. John’s University Series C, Rev., NATL-RE, 5.25%, 7/1/2020	2,370	2,525
New York State Dormitory Authority, State University Dormitory Facilities
Series A, Rev., 5.00%, 7/1/2019	40	41
Series A, Rev., 5.00%, 7/1/2026	1,820	2,155
Series A, Rev., 5.00%, 7/1/2027	2,000	2,394
Series A, Rev., 5.00%, 7/1/2028	2,830	3,399
Series A, Rev., 5.00%, 7/1/2029	2,100	2,518
Series A, Rev., 5.00%, 7/1/2030	3,740	4,430
Series A, Rev., 5.00%, 7/1/2031	4,430	5,328
Series A, Rev., 5.00%, 7/1/2032	3,130	3,742
Series A, Rev., 5.00%, 7/1/2038	6,000	7,056
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 5.00%, 5/15/2023	675	751
Series A, Rev., 5.00%, 5/15/2025	2,000	2,223
Series A, Rev., 5.00%, 5/15/2028	2,000	2,214

		68,581

General Obligation — 0.7%
Alden Central School District GO, 4.00%, 6/15/2018	40	40
Bellmore-Merrick Central High School District GO, 2.00%, 7/15/2018	40	40
Cheektowaga Central School District GO, BAN, 3.00%, 4/25/2019	3,475	3,514
City of New York, Fiscal Year 2010
Series B, GO, 3.00%, 8/1/2018	30	30
Series E, GO, 5.00%, 8/1/2018	25	25
Series E, GO, 5.00%, 8/1/2023	5,000	5,184
City of New York, Fiscal Year 2012 Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.90%, 6/1/2018(d)	12,500	12,500
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	10,907
City of New York, Fiscal Year 2015 Subseries F-1, GO, 5.00%, 6/1/2018(c)	250	250
City of New York, Unrefunded Balance Series F, GO, 6.00%, 1/15/2021	3,665	3,678
Connetquot Central School District of Islip GO, 4.00%, 6/1/2018	30	30
Counties of Monroe, Orleans & Genesee, Brockport Central School District GO, NATL-RE, FGIC, 5.75%, 6/15/2018	100	100
County of Livingston, Public Improvement GO, AGM, 3.63%, 7/15/2018	30	30
County of Onondaga
Series A, GO, 5.00%, 6/15/2018	45	45
Series A, GO, 5.00%, 6/15/2019	25	26

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
County of Orange Series A, GO, 5.00%, 7/15/2018	50	50
County of Rensselaer, Public Improvement GO, 4.00%, 6/1/2018	20	20
County of Westchester Series A, GO, 5.00%, 10/15/2018	20	20
Fairport Central School District
GO, 3.00%, 6/15/2018	125	125
GO, 4.00%, 6/15/2018	25	25
Farmingdale Union Free School District GO, 4.00%, 9/15/2018	20	20
Frontier Central School District GO, 2.00%, 6/1/2018	20	20
Hyde Park Central School District GO, 4.00%, 6/15/2019	25	26
Jamestown City School District GO, AGM, 4.00%, 5/15/2022	220	237
Massapequa Union Free School District GO, 5.00%, 7/15/2018	35	35
Penfield Central School District GO, 3.00%, 6/15/2018	15	15
Plainedge Union Free School District Series B, GO, 4.00%, 6/15/2019	20	21
South Huntington Union Free School District GO, 4.00%, 9/1/2018	20	20
Southold Union Free School District GO, 4.00%, 6/1/2018	55	55
Starpoint Central School District GO, 4.00%, 6/15/2018	65	65
Town of Brookhaven, Public Improvement Series A, GO, 2.00%, 9/15/2018	35	35
Town of Cheektowaga, Various Purpose GO, 4.00%, 7/1/2018	20	20
Washingtonville Central School District Series A-2, GO, 4.00%, 7/15/2018	25	25
Yorktown Central School District GO, 5.00%, 6/15/2018	65	65

		37,298

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Monroe County IDA, School Facility, Rochester School Modernization Project
Rev., 5.00%, 5/1/2032	675	794
Rev., 5.00%, 5/1/2033	810	950

		1,744

Other Revenue — 5.2%
Erie County Fiscal Stability Authority, Sales Tax & State Aid Secured
Series B, Rev., 5.00%, 7/1/2018	35	35
Class A, Rev., 5.00%, 5/15/2019	30	31
Hudson Yards Infrastructure Corp. Series A, Rev., 5.00%, 2/15/2033	5,500	6,413
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009 Series S-4, Rev., 5.50%, 1/15/2039	2,000	2,039
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011 Subseries S-1A, Rev., 5.00%, 7/15/2019(c)	3,000	3,111
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013 Series S-1, Rev., 4.00%, 7/15/2019(c)	20	21
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003
Series B, Rev., 5.00%, 2/1/2024	1,230	1,327
Series B, Rev., 5.00%, 2/1/2026	3,835	4,134
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012 Series E, Subseries E-1, Rev., 5.00%, 2/1/2025	3,000	3,313
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,363
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Rev., 5.00%, 11/1/2030	5,710	6,719
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,460	1,712
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,181
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	11,645
Rev., 5.00%, 2/1/2039	2,525	2,907

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
New York City Trust for Cultural Resources, The Museum of Modern Art Series 2016-1-E, Rev., 4.00%, 2/1/2023	6,855	7,469
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	1,000	816
Series B, Rev., Zero Coupon, 11/15/2026	1,500	1,174
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,127
Series B, Rev., Zero Coupon, 11/15/2028	2,000	1,439
Series B, Rev., Zero Coupon, 11/15/2029	2,500	1,720
Series B, Rev., Zero Coupon, 11/15/2030	3,650	2,396
Series B, Rev., Zero Coupon, 11/15/2031	2,035	1,274
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,192
New York Convention Center Development Corp., Hotel Unit fee Secured
Rev., 5.00%, 11/15/2024	4,610	5,306
Rev., 5.00%, 11/15/2025	2,250	2,633
New York Convention Center Development Corp., Subordinated Lien Hotel Unit fee Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	2,756
New York Local Government Assistance Corp., Senior Lien Series B-C/D, Rev., 5.50%, 4/1/2019	10,000	10,314
New York State Dormitory Authority, Consolidated Services Contract Series A, Rev., 5.00%, 7/1/2023	5,920	6,131
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2025	12,400	14,298
Series B, Rev., 5.00%, 3/15/2027	14,815	17,403
Series A, Rev., 5.00%, 3/15/2030	5,500	6,278
Series B, Rev., 5.00%, 3/15/2030	8,000	9,337
Series A, Rev., 5.00%, 3/15/2031	5,000	5,693
Series B, Rev., 5.00%, 3/15/2031	6,600	7,662
Series A, Rev., 5.00%, 3/15/2032	20,210	22,954
Series B, Rev., 5.00%, 3/15/2034	18,050	20,812
Series B, Rev., 5.00%, 3/15/2039	13,080	14,868
New York State Urban Development Corp., Service Contract
Series D, Rev., 5.50%, 1/1/2019	7,820	7,995
Series B, Rev., 5.25%, 1/1/2025	5,000	5,013
Sales Tax Asset Receivable Corp.
Series A, Rev., 5.00%, 10/15/2026	2,500	2,905
Series A, Rev., 5.00%, 10/15/2029	3,785	4,374
Series A, Rev., 5.00%, 10/15/2031	12,500	14,406

		259,696

Prerefunded — 0.8%
Alfred Almond Central School District GO, AGC, 3.50%, 6/15/2018(c)	140	140
City of New York, Fiscal Year 2009 Subseries J-1, GO, 5.00%, 5/15/2019(c)	105	108
New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2009 Series 2009-A, Rev., 5.50%, 6/15/2018(c)	40	40
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution
Series AA, Rev., 5.00%, 6/15/2018(c)	20	20
Series DD, Rev., 5.25%, 6/15/2018(c)	75	75
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009 Series AA, Rev., 5.00%, 6/15/2018(c)	25	25
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Series B, Rev., 5.00%, 11/1/2019(c)	10	11
New York State Dormitory Authority Series A, Rev., 5.25%, 2/15/2019(c)	1,370	1,404

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
New York State Thruway Authority, State Personal Income Tax, Transportation Series A, Rev., 5.00%, 9/15/2018(c)	20	20
New York State Urban Development Corp., State Personal Income Tax, Economic Development & Housing Series A-1, Rev., 5.00%, 12/15/2018(c)	3,750	3,818
Triborough Bridge & Tunnel Authority Series A-2, Rev., 5.00%, 11/15/2018(c)	3,740	3,798
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels Series A, Rev., 5.00%, 1/1/2022(c)	25,595	28,342

		37,801

Special Tax — 3.7%
New York State Dormitory Authority, State Personal Income Tax Series A, Rev., 5.25%, 2/15/2027	55	56
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series B, Rev., 5.00%, 3/15/2024	9,000	9,960
Series A, Rev., 5.00%, 2/15/2027	20,000	22,872
Series A, Rev., 5.00%, 3/15/2027	7,000	8,108
Series A, Rev., 5.00%, 2/15/2028	10,000	11,390
Series A, Rev., 5.00%, 12/15/2028	20,000	22,365
Series A, Rev., 5.00%, 2/15/2029	5,000	5,681
Series A, Rev., 5.00%, 12/15/2029	4,900	5,460
Series C, Rev., 5.00%, 3/15/2033	20,000	22,519
Series A, Rev., 5.00%, 2/15/2043	3,000	3,281
New York State Environmental Facilities Corp., Environment Series A, Rev., 5.25%, 12/15/2019	7,265	7,650
New York State Thruway Authority, State Personal Income Tax, Transportation
Series A, Rev., 5.25%, 3/15/2019	17,000	17,484
Series A, Rev., 5.00%, 3/15/2026	11,025	11,785
New York State Urban Development Corp., State Personal Income Tax
Series C, Rev., 5.00%, 3/15/2027	6,000	7,164
Series C, Rev., 5.00%, 3/15/2032	5,990	7,051
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series A, Rev., 5.00%, 3/15/2031	2,340	2,517
New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment Series A-2, Rev., NATL-RE, 5.50%, 3/15/2021	17,770	19,489

		184,832

Transportation — 1.4%
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	7,022
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,412
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2023	2,760	3,105
Series L, Rev., 5.00%, 1/1/2025	2,700	3,138
Series L, Rev., 5.00%, 1/1/2027	1,250	1,484
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., 5.00%, 1/1/2034	9,900	11,153
Port Authority of New York & New Jersey, Consolidated, 153rd Series Rev., 5.00%, 7/15/2018	20	20
Port Authority of New York & New Jersey, Consolidated, 172nd Series Rev., 5.00%, 10/1/2022	3,000	3,307
Port Authority of New York & New Jersey, Consolidated, 190th Series Rev., 5.00%, 5/1/2033	5,000	5,269
Port Authority of New York & New Jersey, Consolidated, 93rd Series Rev., 6.13%, 6/1/2094	12,000	14,364
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series A-2, Rev., 5.00%, 11/15/2028	6,260	6,352
Series C-1, Rev., 5.00%, 11/15/2028	770	940
Series B, Rev., 5.00%, 11/15/2030	2,500	2,789
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation Series B, Rev., Zero Coupon, 11/15/2032	8,860	5,427

		67,782

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utility — 1.0%
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,705
Series TE, Rev., 5.00%, 12/15/2032	3,500	3,976
Rev., 5.00%, 12/15/2036	5,250	6,050
Rev., 5.00%, 12/15/2038	10,000	11,826
Series 2017, Rev., 5.00%, 12/15/2040	20,000	23,511
Series TE, Rev., 5.00%, 12/15/2041	4,250	4,745

		51,813

Water & Sewer — 2.4%
New York City Municipal Water Finance Authority, Capital Appreciation Rev., NATL-RE-IBC, Zero Coupon, 6/15/2019	20	20
New York City Municipal Water Finance Authority, Water & Sewer System Series B, Subseries B-1, Rev., VRDO, 0.95%, 6/1/2018(d)	19,000	19,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution
Series FF-1, Rev., 3.25%, 6/15/2018	20	20
Series AA, Rev., 5.00%, 6/15/2018(c)	35	35
Series FF-1, Rev., 5.00%, 6/15/2018	20	20
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2008
Subseries BB-2, Rev., VRDO, 0.91%, 6/1/2018(d)	18,430	18,430
Series BB, Subseries BB-3, Rev., VRDO, 1.04%, 6/7/2018(d)	15,000	15,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010
Series FF, Rev., 5.00%, 6/15/2018	50	50
Series FF, Rev., 5.00%, 6/15/2024	16,555	17,604
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012 Series DD, Rev., 5.00%, 6/15/2027	1,275	1,405
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014 Series DD, Rev., 5.00%, 6/15/2022	4,000	4,481
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	5,000	5,780
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2018 Series BB-2, Rev., 5.00%, 6/15/2032	2,000	2,361
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2025	5,635	6,544
Series D, Rev., 5.00%, 6/15/2025	7,280	8,131
Series B, Rev., 5.00%, 6/15/2027	4,345	4,737
Series D, Rev., 5.00%, 6/15/2027	5,325	5,937
Series A, Rev., 4.00%, 6/15/2028	10,000	10,813
Series A, Rev., 5.00%, 6/15/2029	900	1,083

		121,451

Total New York		830,998

North Carolina — 0.8%
Education — 0.0%(b)
East Carolina University Rev., 5.00%, 10/1/2018	20	20
North Carolina State University at Raleigh Rev., 4.00%, 10/1/2018	20	20

		40

General Obligation — 0.3%
City of Charlotte
Series A, GO, 5.00%, 7/1/2018	25	25
GO, 5.00%, 8/1/2018	25	25

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
County of Forsyth Series E, GO, 4.00%, 7/1/2018	20	20
County of Mecklenburg Series A, GO, 3.00%, 8/1/2018	50	50
County of Union Series A, GO, 5.00%, 3/1/2021	2,000	2,165
County of Wake, Public Improvement Series A, GO, 5.00%, 3/1/2029	9,745	11,835
State of North Carolina, Connect NC GO, 5.00%, 6/1/2018	2,230	2,230

		16,350

Other Revenue — 0.3%
City of Raleigh
Rev., 5.00%, 2/1/2024	495	570
Rev., 5.00%, 2/1/2029	305	359
City of Wilmington Series A, Rev., 5.00%, 6/1/2028	400	459
County of Cabarrus, Installment Financing Contract Rev., 4.00%, 2/1/2020	150	155
County of Chatham Rev., 5.00%, 11/1/2026	1,880	2,160
County of Onslow, Public Facilities Company Ltd. Rev., 4.00%, 10/1/2032	340	363
County of Wake, Obligation Hammond Road Detention Center, Annual Appropriation
Rev., 5.00%, 6/1/2018	5,150	5,150
Rev., 5.00%, 6/1/2019	3,500	3,613
Durham Capital Financing Corp. Rev., 4.00%, 6/1/2018	20	20
Mecklenburg County Public Facilities Corp. Rev., 5.00%, 3/1/2019	20	20

		12,869

Prerefunded — 0.2%
Cape Fear Public Utility Authority, Water & Sewer System Rev., 5.00%, 8/1/2018(c)	110	110
County of Iredell COP, AGM, 5.25%, 6/1/2018(c)	100	100
Mecklenburg County Public Facilities Corp. Rev., 5.00%, 3/1/2019(c)	3,000	3,073
State of North Carolina, Limited Annual Appropriation, Capital Improvement Series A, Rev., 5.00%, 5/1/2019(c)	5,000	5,147

		8,430

Transportation — 0.0%(b)
North Carolina Turnpike Authority, Senior Lien Rev., AGM, 5.00%, 1/1/2028	1,500	1,740

Total North Carolina		39,429

North Dakota — 0.0%(b)
General Obligation — 0.0%(b)
City of Grand Forks Series D, GO, NATL-RE, 4.00%, 12/1/2018	25	25

Ohio — 1.8%
Education — 0.0%(b)
Ohio State Higher Educational Facility Commission, Oberlin College Rev., 4.00%, 10/1/2018	30	30
Ohio State University, General Receipts Series A, Rev., 5.00%, 12/1/2019	330	346
University of Cincinnati, General Receipts Series F, Rev., 4.00%, 6/1/2018	25	25

		401

General Obligation — 0.5%
City of Columbus
Series A, GO, 5.00%, 7/1/2018	30	30
Series 2012-3, GO, 5.00%, 8/15/2018	20	20
Series 3, GO, 5.00%, 2/15/2027	6,245	7,460
Series 2017-1, GO, 5.00%, 4/1/2029	11,000	13,137
City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	500	591
City of Lima, Various Purpose GO, AGM, 2.00%, 12/1/2018	385	385
City of Mason, Various Purpose GO, 4.75%, 12/1/2018	25	25
Columbus City School District GO, 4.00%, 12/1/2018	20	20
Columbus City School District, School Facilities Construction & Improvement GO, 5.00%, 12/1/2018	100	102
County of Hamilton Series A, GO, 5.00%, 12/1/2029	2,325	2,771
Medina County Library District, Library Improvement Refunding Bonds GO, 5.00%, 12/1/2018	30	30

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Princeton City School District, School Improvement GO, 3.00%, 12/1/2018	25	25
Shaker Heights City School District Series A, GO, 5.00%, 12/15/2026	1,100	1,316
State of Ohio, Conservation Projects Series A, Class A, GO, 5.00%, 9/1/2018	25	25
State of Ohio, Higher Education
Series C, GO, 3.00%, 8/1/2018	20	20
Series A, GO, 5.00%, 8/1/2018	20	20
State of Ohio, Infrastructure Improvement
Series B, GO, 5.00%, 8/1/2018	175	176
Series A, GO, 3.00%, 2/1/2019	40	40

		26,193

Hospital — 0.1%
County of Hamilton, Hospital Facilities, UC Health
Rev., 5.00%, 2/1/2019	750	765
Rev., 5.00%, 2/1/2020	750	785
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2028	1,200	1,334
Series A, Rev., 5.75%, 7/1/2028	750	876
Series A, Rev., 5.75%, 7/1/2033	1,400	1,617

		5,377

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Ohio State Water Development Authority, Water Pollution Control Loan Fund Rev., 5.00%, 12/1/2024	3,360	3,924
Ohio Water Development Authority Water Pollution Control Loan Fund Series A, Rev., 5.00%, 6/1/2030	10,000	11,904
Ohio Water Development Authority, Water Pollution Control Loan Fund Rev., 5.00%, 12/1/2018	20	20

		15,848

Other Revenue — 0.2%
County of Cuyahoga, Sports Facilities Improvement Project
Rev., 5.00%, 12/1/2024	835	945
Rev., 5.00%, 12/1/2025	500	564
Rev., 5.00%, 12/1/2026	1,000	1,125
Rev., 5.00%, 12/1/2027	500	561
State of Ohio, Building Authority, State Facilities, Adult Correctional Building Fund Projects
Series B, Rev., 5.00%, 10/1/2023	2,510	2,617
Series B, Rev., 5.00%, 10/1/2024	2,000	2,083
State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects Series B, Rev., 5.00%, 10/1/2029	1,495	1,655

		9,550

Prerefunded — 0.1%
American Municipal Power, Inc., Prairie St. Energy Campus Project Series A, Rev., AGC, 5.13%, 2/15/2019(c)	20	21
City of Circleville, Various Purpose GO, AGM, 4.20%, 12/1/2018(c)	30	30
City of North Canton Series A, GO, AGC, 5.50%, 6/1/2018(c)	270	270
County of Mercer, Adult Detention Facility GO, AGM, 5.00%, 6/1/2018(c)	45	45
Highland Local School District, School Facilities Construction & Improvement GO, 5.50%, 12/1/2018(c)	20	20
Miamisburg City School District, Facilities Construction & Improvement GO, 5.00%, 12/1/2018(c)	25	26
Mount Healthy City School District, School Improvement GO, AGM, 5.00%, 6/1/2018(c)	20	20
Ohio Water Development Authority, Drinking Water Assist Rev., 5.00%, 6/1/2018(c)	20	20
State of Ohio, Infrastructure Project Series 1, Rev., 5.75%, 6/15/2018(c)	25	25
State of Ohio, Turnpike Commission Series A, Rev., 5.00%, 2/15/2020(c)	2,000	2,106

		2,583

Transportation — 0.4%
State of Ohio, Capital Facilities Lease Appropriation, Transportation Building Fund Project Series A, Rev., 5.00%, 4/1/2029	1,800	2,152

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — continued
State of Ohio, Major New State Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	8,815
Series 2016-1, Rev., 5.00%, 12/15/2028	2,235	2,613
Series 1, Rev., 5.00%, 12/15/2029	7,000	8,211

		21,791

Water & Sewer — 0.2%
County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	4,210	4,522
County of Hamilton, Sewer System, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2029	2,030	2,326
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2026	1,500	1,738
Rev., 4.00%, 11/15/2049	45	46
Ohio Water Development Authority, Fresh Water Series A, Rev., 5.00%, 12/1/2032	1,230	1,440

		10,072

Total Ohio		91,815

Oklahoma — 0.4%
Education — 0.1%
Cleveland County Educational Facilities Authority, Educational Facilities Lease, Norman Public Schools Project Rev., 5.00%, 7/1/2018	25	25
Grady County School Finance Authority, Tuttle Public Schools Project Rev., 5.00%, 9/1/2018	200	202
Oklahoma Agricultural & Mechanical Colleges, State University Series C, Rev., 5.00%, 8/1/2018	40	40
Oklahoma County Finance Authority, Educational Facilities, Lease Jones Public School Project Rev., 5.00%, 9/1/2018	200	201
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	250	277
Series 2018, Rev., 5.00%, 10/1/2023	180	203
Series 2018, Rev., 5.00%, 10/1/2025	500	578
Series 2018, Rev., 5.00%, 10/1/2026	500	582
Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,203

		3,311

General Obligation — 0.0%(b)
State of Oklahoma, Building Commission GO, 5.00%, 7/15/2018	20	20
Tulsa County Independent School District No. 4, Bixby Board of Education GO, 2.00%, 5/1/2019	100	100

		120

Prerefunded — 0.0%(b)
Oklahoma Development Finance Authority, Health System, Integris Baptist Medical Centre Class B, Rev., 5.25%, 8/15/2018(c)	130	131

Transportation — 0.3%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2019	40	41
Series A, Rev., 5.00%, 1/1/2020	25	26
Series A, Rev., 5.00%, 1/1/2023	4,000	4,302
Series A, Rev., 5.00%, 1/1/2025	5,000	5,376
Series C, Rev., 5.00%, 1/1/2035	3,305	3,833
Series C, Rev., 5.00%, 1/1/2036	1,420	1,645
Series A, Rev., 5.00%, 1/1/2038	2,000	2,272

		17,495

Total Oklahoma		21,057

Oregon — 1.2%
General Obligation — 0.8%
City of Salem GO, 5.00%, 6/1/2029	2,055	2,473
County of Multnomah GO, 5.00%, 6/1/2018	100	100
Lincoln County School District Series A, GO, 3.00%, 6/15/2018	110	110
Linn & Benton Counties, School District No. 8J, Greater Albany GO, 5.00%, 6/15/2027	1,965	2,364
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow Series B, GO, 5.00%, 6/15/2030	16,695	19,844

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Portland Community College District
GO, 5.00%, 6/15/2023	500	570
GO, 5.00%, 6/15/2025	1,450	1,705
GO, 5.00%, 6/15/2026	710	844
GO, 5.00%, 6/15/2027	2,640	3,126
State of Oregon, Article XI-P School District Capital Projects Series G, GO, 5.00%, 12/1/2029	2,390	2,835
State of Oregon, Article XI-Q State Projects Series A, GO, 5.00%, 5/1/2021	25	27
State of Oregon, Higher Education
Series C, GO, 5.00%, 8/1/2018	25	25
Series L, GO, 5.00%, 8/1/2035	2,000	2,355
Series L, GO, 5.00%, 8/1/2036	2,000	2,349
Washington County School District No. 1 West Union GO, 5.00%, 6/15/2027	1,300	1,560

		40,287

Other Revenue — 0.2%
State of Oregon Department of Administrative Services, Lottery
Series C, Rev., 5.00%, 4/1/2026	200	233
Series A, Rev., 5.00%, 4/1/2031	2,000	2,364
Series A, Rev., 5.00%, 4/1/2032	2,000	2,362
Series A, Rev., 5.00%, 4/1/2033	3,500	4,113

		9,072

Prerefunded — 0.1%
Chemeketa Community College District GO, 5.50%, 6/15/2018(c)	70	70
City of Portland, Sewer System, Second Lien Series B, Rev., 5.00%, 6/15/2018(c)	2,545	2,545
Clackamas County School District No. 46, Oregon Trail Series A, GO, 5.00%, 6/15/2019(c)	20	21
Lane Community College GO, 4.00%, 6/15/2019(c)	20	20
Oregon State Department of Administrative Services Series A, COP, 5.00%, 5/1/2019(c)	3,885	4,000
Port of Portland, Airport Revenue Series 19, Rev., 5.50%, 7/1/2018(c)	60	60
State of Oregon, Higher Education Series A, GO, 5.00%, 8/1/2018(c)	25	25

		6,741

Water & Sewer — 0.1%
City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 6/1/2026	5,350	6,251
Washington County Clean Water Services Rev., 5.00%, 10/1/2026	175	209

		6,460

Total Oregon		62,560

Pennsylvania — 1.8%
Certificate of Participation/Lease — 0.0%(b)
Commonwealth of Pennsylvania, Certificates of Participation
Series A, COP, 5.00%, 7/1/2028	400	459
Series A, COP, 5.00%, 7/1/2029	300	343
Series A, COP, 5.00%, 7/1/2030	375	426
Series A, COP, 5.00%, 7/1/2031	425	481
Series A, COP, 5.00%, 7/1/2034	450	505

		2,214

Education — 0.3%
Allegheny County Higher Education Building Authority, Carnegie Mellon University
Rev., 5.00%, 8/1/2027	4,000	4,841
Rev., 5.00%, 8/1/2028	2,500	2,987
Pennsylvania Higher Educational Facilities Authority Series A, Rev., 5.00%, 9/1/2019(c)	5,000	5,203
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AR, Rev., 5.00%, 6/15/2018	310	310
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Series B, Rev., 5.00%, 9/15/2018(c)	50	50

		13,391

General Obligation — 0.4%
Bensalem Township School District GO, 5.00%, 10/15/2027	850	977

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Carlisle Area School District GO, 4.00%, 3/1/2019	35	36
Commonwealth of Pennsylvania GO, 5.00%, 7/1/2018	50	50
Conestoga Valley School District GO, 4.00%, 1/15/2019	60	61
Council Rock School District GO, 3.00%, 5/15/2019	35	35
County of Bucks
GO, 5.00%, 5/1/2025	150	176
GO, 5.00%, 5/1/2026	310	368
GO, 5.00%, 5/1/2027	325	385
County of Chester Series 2017, GO, 5.00%, 11/15/2030	4,100	4,923
Cumberland Valley School District, Refunding & Improvement Series A, GO, 4.00%, 11/15/2018	105	106
Downingtown Area School District Series AA, GO, 5.00%, 11/1/2018	20	20
Ephrata Area School District GO, 4.00%, 3/1/2019	25	26
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2030	900	1,037
Series D, GO, 5.00%, 11/15/2035	1,390	1,586
Series D, GO, 5.00%, 11/15/2036	1,250	1,416
Series D, GO, 5.00%, 11/15/2037	550	622
Series E, GO, 5.00%, 11/15/2038	810	919
Octorara Area School District Series B, GO, AGM, 4.00%, 6/1/2020	3,120	3,179
Palisades School District GO, 4.00%, 9/1/2019	20	21
Parkland School District Series A, GO, 4.00%, 3/1/2019	20	20
Souderton Area School District Series A, GO, 4.00%, 11/15/2018	20	20
Southern Lehigh School District Series A, GO, 5.00%, 9/1/2019	35	36
Township of East Brandywine GO, AGM, 2.00%, 12/1/2018	515	515
Upper Merion Area School District
GO, 5.00%, 1/15/2029	350	405
GO, 5.00%, 1/15/2030	300	347
GO, 5.00%, 1/15/2031	650	749
GO, 5.00%, 1/15/2033	480	550
GO, 5.00%, 1/15/2034	200	228
GO, 5.00%, 1/15/2035	475	542

		19,355

Hospital — 0.6%
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	1,150	1,336
Rev., 5.00%, 11/1/2028	1,550	1,791
Rev., 5.00%, 11/1/2029	350	403
Rev., 5.00%, 11/1/2030	600	687
Doylestown Hospital Authority Series A, Rev., AGC, 5.00%, 7/1/2018(c)	200	200
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	1,964
Rev., 5.00%, 7/15/2030	2,000	2,300
Rev., 5.00%, 7/15/2031	1,450	1,661
Rev., 5.00%, 7/15/2032	1,525	1,740
Rev., 5.00%, 7/15/2034	1,675	1,899
Rev., 4.00%, 7/15/2043	5,670	5,728
Montgomery County Higher Education & Health Authority, Thomas Jefferson University Rev., 5.00%, 9/1/2030	3,000	3,490
Sayre Health Care Facilities Authority, Guthrie Health Issue Rev., (ICE LIBOR USD 3 Month + 0.78%), 2.32%, 9/1/2018(e)	5,000	5,048

		28,247

Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2024	1,500	1,688
Series 2018, Rev., 5.00%, 6/1/2025	1,870	2,121
Series 2018, Rev., 5.00%, 6/1/2026	1,120	1,277
Series 2018, Rev., 5.00%, 6/1/2027	1,500	1,724
Series 2018, Rev., 5.00%, 6/1/2028	2,620	3,021
Series 2018, Rev., 5.00%, 6/1/2029	1,120	1,288
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020(d)	4,450	4,470

		15,589

Prerefunded — 0.2%
City of Philadelphia, Water & Wastewater Series A, Rev., 5.00%, 1/1/2019(c)	30	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
Commonwealth of Pennsylvania
Series 1, GO, 5.00%, 3/15/2019(c)	25	26
Series 2011, GO, 5.00%, 11/15/2021(c)	100	110
Series 1, GO, 5.00%, 6/15/2024(c)	50	58
County of Allegheny, West Mifflin Area School District
GO, AGM, 5.00%, 10/1/2018(c)	4,065	4,110
GO, AGM, 5.38%, 10/1/2018(c)	2,000	2,024
GO, AGM, 5.50%, 10/1/2018(c)	500	506
County of Bucks GO, 5.13%, 11/1/2018(c)	25	25
Hazleton Area School District GO, 5.00%, 9/1/2018(c)	20	20
Pennsylvania Higher Educational Facilities Authority, State System of Higher Education Series AH, Rev., 5.00%, 6/15/2018(c)	940	940
Pennsylvania Higher Educational Facilities Authority, The Trustees of the University of Pennsylvania Rev., 5.00%, 9/1/2020(c)	900	961
Pennsylvania State University Series A, Rev., 5.00%, 3/1/2019(c)	20	20
Pennsylvania Turnpike Commission
Series C, Rev., NATL-RE, 5.00%, 12/1/2018(c)	30	31
Subseries A, Rev., AGC, 5.00%, 6/1/2019(c)	40	41
Subseries B, Rev., 5.00%, 6/1/2019(c)	70	72
Township of Upper Dublin Series A, GO, 2.20%, 7/15/2018(c)	55	55
Unionville-Chadds Ford School District Series A, GO, 5.00%, 6/1/2019(c)	500	516
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Series C, Rev., 5.00%, 9/15/2019(c)	25	26

		9,572

Transportation — 0.0%(b)
Pennsylvania Turnpike Commission Series A1, Rev., AGC, 5.00%, 12/1/2018	25	25

Water & Sewer — 0.0%(b)
West View Water Authority Rev., 3.00%, 11/15/2018	20	20

Total Pennsylvania		88,413

Puerto Rico — 0.2%
Other Revenue — 0.2%
Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., CIFG-TCRS, AGM-CR, 6.00%, 8/1/2026(c)	10,000	12,343

Rhode Island — 0.1%
General Obligation — 0.0%(b)
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2025	1,000	1,137

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Rhode Island Clean Water Finance Agency, Water Pollution Control Revolving Fund, Pooled Loan Series A, Rev., 5.00%, 10/1/2023	1,750	1,963
Rhode Island Economic Development Corp., Grant Anticipation Series A, Rev., AGC, 5.25%, 6/15/2018(c)	30	30
Rhode Island Infrastructure Bank, Water Pollution Control Revolving Fund Series A, Rev., 5.00%, 10/1/2018	20	20
Rhode Island Infrastructure Bank, Water Pollution Control Revolving Fund, Pooled Loan Series B, Rev., 5.00%, 10/1/2018	20	20

		2,033

Prerefunded — 0.0%(b)
State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan GO, 5.00%, 8/1/2018(c)	20	20

Transportation — 0.0%(b)
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project Series 2018, Rev., 5.00%, 7/1/2019	30	31

Total Rhode Island		3,221

South Carolina — 0.8%
Education — 0.0%(b)
Berkeley County School District, Special Obligation
Rev., 5.00%, 12/1/2022	1,000	1,118
Rev., 5.00%, 12/1/2023	1,505	1,712
University of South Carolina, Higher Education Rev., 5.00%, 5/1/2019	40	41

		2,871

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — 0.3%
County of Florence GO, 4.00%, 6/1/2018	30	30
Lexington County Rural Recreation District Series A, GO, 4.00%, 2/1/2019	25	25
Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,629
Richland, Lexington Riverbanks Park District GO, 5.00%, 3/1/2019	20	21
State of South Carolina, Highway Series A, GO, 5.00%, 6/1/2019	10,000	10,326

		15,031

Hospital — 0.1%
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group
Series 2017, Rev., 5.00%, 11/1/2029	700	811
Series 2017, Rev., 4.00%, 11/1/2030	750	796
Series 2017, Rev., 4.00%, 11/1/2031	500	525
Series 2017, Rev., 4.00%, 11/1/2032	525	549
Series 2017, Rev., 4.00%, 11/1/2033	200	207
Series 2017, Rev., 4.00%, 11/1/2034	250	257

		3,145

Housing — 0.0%(b)
South Carolina State Housing Finance & Development Authority Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	165	168

Other Revenue — 0.0%(b)
South Carolina Public Service Authority Series B, Rev., 5.00%, 1/1/2019(c)	25	25

Prerefunded — 0.2%
Beaufort County School District Series D, GO, SCSDE, 5.00%, 3/1/2019(c)	25	26
South Carolina Public Service Authority
Series A, Rev., 5.13%, 1/1/2019(c)	35	36
Series B, Rev., 5.25%, 1/1/2019(c)	45	46
Series A, Rev., BHAC-CR, 5.50%, 1/1/2019(c)	45	46
State of South Carolina, Winthrop University Series A66, GO, 4.00%, 4/1/2019(c)	25	25
York County School District No. 1 Series A, GO, SCSDE, 5.25%, 3/1/2019(c)	10,415	10,688
York County School District No. 3, Rock Hill Series A, GO, SCSDE, 4.00%, 3/1/2019(c)	20	20

		10,887

Utility — 0.2%
Piedmont Municipal Power Agency, Electric, Unrefunded Balance Rev., NATL-RE, 6.75%, 1/1/2020	8,125	8,717

Water & Sewer — 0.0%(b)
East Richland County Public Service District, Sewer System Rev., 4.00%, 1/1/2019	30	31
North Charleston Sewer District Rev., 5.00%, 7/1/2018	70	70

		101

Total South Carolina		40,945

South Dakota — 0.0%(b)
Prerefunded — 0.0%(b)
Harrisburg School District No. 41-2 GO, 4.00%, 1/15/2022(c)	55	59
South Dakota State Building Authority Rev., AGM, 5.00%, 6/1/2018(c)	40	40

		99

Total South Dakota		99

Tennessee — 1.6%
Education — 0.1%
Tennessee State School Bond Authority
Rev., 5.00%, 11/1/2018	25	25
Rev., 5.00%, 11/1/2030	3,895	4,679

		4,704

General Obligation — 0.7%
City of Bristol Series B, GO, 4.00%, 6/1/2018	65	65
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	128
City of Memphis, General Improvement Series D, GO, 5.00%, 7/1/2023	4,000	4,250

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
County of Anderson, Rural Elementary School
Series A, GO, 5.00%, 5/1/2023	705	800
Series A, GO, 5.00%, 5/1/2024	845	977
Series A, GO, 5.00%, 5/1/2025	890	1,044
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2023	715	812
Series B, GO, 5.00%, 5/1/2024	750	867
Series B, GO, 5.00%, 5/1/2025	785	921
County of Montgomery GO, 5.00%, 4/1/2022	7,330	8,136
Hamilton County Series A, GO, 5.00%, 4/1/2024	9,355	10,829
Metropolitan Government of Nashville & Davidson County Series A, GO, 5.00%, 7/1/2018	25	25
Metropolitan Government of Nashville & Davidson, Public Improvement Series C, GO, 5.00%, 7/1/2030	5,500	6,351
State of Tennessee
Series A, GO, 5.00%, 8/1/2018	25	25
Series A, GO, 5.00%, 2/1/2029	1,465	1,785

		37,015

Hospital — 0.3%
Greeneville Health & Educational Facilities Board, Ballad Health Obligated Group
Rev., 5.00%, 7/1/2031	4,500	4,913
Rev., 5.00%, 7/1/2032	4,000	4,381
Rev., 5.00%, 7/1/2033	5,300	5,766

		15,060

Prerefunded — 0.1%
Tennessee State School Bond Authority Series A, Rev., 5.00%, 5/1/2022(c)	2,505	2,786

Utility — 0.4%
City of Lawrenceburg, Electric System Rev., NATL-RE, 6.63%, 7/1/2018	330	331
Tennessee Energy Acquisition Corp., Gas Project Series A, Rev., 4.00%, 5/1/2023(d)	17,170	18,235

		18,566

Water & Sewer — 0.0%(b)
Metropolitan Government of Nashville & Davidson, Water & Sewer Revenue Series A, Rev., AGM, 5.25%, 1/1/2019	35	36
The City of Clarksville, Water, Sewer & Gas
Rev., 5.00%, 2/1/2024	500	575
Rev., 5.00%, 2/1/2026	565	667

		1,278

Total Tennessee		79,409

Texas — 5.7%
Education — 1.2%
Counties of Harris & Fort Bend, Houston Community College System, Combined Fee Rev., 4.00%, 4/15/2019	25	25
Lone Star College System, Revenue Financing System Bonds Rev., 5.00%, 2/15/2019(c)	25	26
San Jacinto College District, Combined Fee Rev., 4.00%, 2/15/2019	20	20
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center
Rev., 5.00%, 9/1/2019	550	570
Rev., 5.00%, 9/1/2020	750	796
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,380
Texas A&M University, Permanent University Fund Series A, Rev., 5.25%, 7/1/2028	2,015	2,376
Texas State University, Financing System
Series A, Rev., 5.00%, 8/15/2018	20	20
Rev., 5.00%, 2/15/2019	20	20
Rev., 5.00%, 3/15/2020	30	32
University of Texas System Rev., 4.75%, 7/1/2018(c)	25	25
University of Texas, Board of Regents, Financing System
Series B, Rev., 4.00%, 8/15/2018	45	45
Series A, Rev., 5.00%, 8/15/2018	20	20

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Series C, Rev., 5.00%, 8/15/2018	40	41
Series D, Rev., 5.00%, 8/15/2018	25	25
University of Texas, Financing System
Series B4, Rev., VRDO, LIQ: University of Texas Investment Management Co., 0.98%, 6/7/2018(d)	49,180	49,180
Series A, Rev., 5.25%, 8/15/2018	45	45
Series E, Rev., 5.00%, 8/15/2027	1,500	1,811

		58,457

General Obligation — 1.8%
Austin Community College District
GO, 3.00%, 8/1/2018	65	65
GO, 5.00%, 8/1/2018	30	30
City of Baytown GO, 5.00%, 2/1/2019	105	107
City of Denton
GO, 3.25%, 2/15/2019	20	20
GO, 4.00%, 2/15/2019	50	51
City of Frisco, Combination Tax & Surplus GO, 3.00%, 2/15/2019	45	45
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2028	2,700	3,055
Series A, GO, 5.00%, 3/1/2029	2,600	2,932
City of Killeen Series 2017, GO, 5.00%, 8/1/2029	1,505	1,771
City of Killeen, Pass-Through Toll GO, 5.00%, 8/1/2019	45	47
City of Laredo GO, AGC, 5.00%, 8/15/2018	65	65
City of League GO, 3.25%, 2/15/2019	25	25
City of Lubbock GO, 5.00%, 2/15/2026	2,765	3,151
City of New Braunfels GO, 5.00%, 2/1/2019	30	31
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,621
GO, 5.00%, 9/1/2029	2,055	2,432
City of Rockwall GO, 4.00%, 8/1/2018	110	110
City of Round Rock GO, 5.00%, 8/15/2018	25	25
City of San Antonio GO, 5.00%, 8/1/2018	55	55
City of Wylie GO, 5.00%, 2/15/2019	25	26
Conroe Independent School District GO, PSF-GTD, 5.00%, 2/15/2020	25	26
Counties of Collin & Denton, City of Frisco, Improvement GO, 5.00%, 2/15/2023	4,290	4,620
Counties of Harris & Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2025	5,140	5,528
Counties of Harris & Fort Bend, Houston Community College System, Maintenance Tax GO, 5.00%, 2/15/2019	35	36
Counties of Travis, Williamson & Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2022	8,120	9,093
Counties of Travis, Williamson & Hays, City of Austin, Public Property Finance GO, 5.00%, 5/1/2019	50	52
County of Brazos GO, 4.00%, 9/1/2018	25	25
County of Collin GO, 5.00%, 2/15/2019	25	26
County of Collin, Community College District GO, 5.00%, 8/15/2029	11,990	14,354
County of Collin, Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2021	2,250	2,366
County of El Paso, Certificates of Obligation GO, 4.50%, 2/15/2019	35	36
County of Fort Bend, Subordinate Lien Toll Road GO, 4.00%, 3/1/2019	35	36
County of Harris, Road Series A, GO, 5.00%, 10/1/2022	5,000	5,345
County of Travis Series A, GO, 5.00%, 3/1/2019	20	21
Cypress-Fairbanks Independent School District, School Building GO, PSF-GTD, 4.00%, 2/15/2019	35	36
Denton County Fresh Water Supply District No. 10 Series A, GO, 3.00%, 9/1/2019	150	152
Fort Bend Independent School District GO, 5.00%, 2/15/2019	20	20
Galveston County GO, 5.00%, 2/1/2020	45	47

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — continued
Grapevine-Colleyville Independent School District
Series B, GO, 5.00%, 8/15/2018	40	40
GO, PSF-GTD, 4.00%, 8/15/2019	35	36
Highland Park Independent School District, School Building GO, PSF-GTD, 5.25%, 2/15/2019	80	82
Klein Independent School District
Series B, GO, 4.00%, 8/1/2018	30	30
Series A, GO, 5.00%, 8/1/2018	20	20
Klein Independent School District, Schoolhouse Series A, GO, PSF-GTD, 5.00%, 8/1/2018	50	50
La Porte Independent School District GO, 5.00%, 2/15/2019	20	20
Lewisville Independent School District, School and Refunding Building Series A, GO, PSF-GTD, 4.00%, 8/15/2019	20	21
McKinney Independent School District
GO, PSF-GTD, 4.00%, 2/15/2019	25	26
GO, 5.00%, 2/15/2019	95	97
Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2019	60	61
Round Rock Independent School District GO, 4.50%, 8/1/2018	20	20
State of Texas, Mobility Fund & Refunding Bonds Series A, GO, 5.00%, 10/1/2025	11,250	13,024
State of Texas, Public Finance Authority
Series A, GO, 4.00%, 10/1/2018	20	20
Series A, GO, 5.00%, 10/1/2018	3,475	3,514
State of Texas, Transportation Commission Mobility GO, 5.00%, 10/1/2030	11,185	13,322
State of Texas, Water Financial Assistance
Series B, GO, 5.00%, 8/1/2018	25	25
Series C, GO, 4.00%, 8/1/2019	25	26
State of Texas, Water Financial Assistance, Economically Distressed Areas Program Series C-1, GO, 5.00%, 8/1/2018	105	106

		89,023

Other Revenue — 0.1%
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Series A, Rev., 5.00%, 5/15/2028	3,800	4,093

Prerefunded — 0.9%
Bexar Metropolitan Water District, Waterworks System Rev., 5.00%, 5/1/2019(c)	30	31
City of Austin, Water & Wastewater System Series A, Rev., 5.00%, 11/15/2019(c)	20	21
City of Boerne, Utility System Rev., 4.50%, 3/1/2019(c)	20	20
City of Dallas, Waterworks & Sewer System Rev., 5.00%, 10/1/2018(c)	100	101
City of San Antonio GO, 5.25%, 8/1/2018(c)	35	35
City of Victoria, Utility System Rev., 5.00%, 12/1/2023(c)	2,705	3,104
County of Midland GO, 5.25%, 2/15/2019(c)	25	26
Dallas Area Rapid Transit, Senior Lien
Rev., 4.75%, 12/1/2018(c)	35	35
Rev., 5.00%, 12/1/2018(c)	6,195	6,296
Series A, Rev., 5.00%, 6/1/2019(c)	5,000	5,158
Harris County Cultural Education Facilities Finance Corp., Baylor College Medicine Class D, Rev., 5.13%, 11/15/2018(c)	35	36
Lewisville Independent School District, School Building GO, 5.00%, 2/15/2019(c)	4,000	4,090
Lone Star College System GO, 5.00%, 8/15/2019(c)	500	519
Longview Independent School District, School Building GO, PSF-GTD, 5.00%, 8/15/2018(c)	335	337
Lubbock-Cooper Independent School District GO, AGC, 5.00%, 2/15/2019(c)	20	20
North Texas Municipal Water District Rev., 5.00%, 6/1/2018(c)	2,290	2,290

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
North Texas Municipal Water District, Wastewater Rev., 5.00%, 6/1/2018(c)	30	30
North Texas Tollway Authority, Special Projects System
Series A, Rev., 5.50%, 9/1/2021(c)	4,000	4,436
Series A, Rev., 6.00%, 9/1/2021(c)	3,000	3,374
San Felipe, Del Rio Consolidated Independent School District GO, PSF-GTD, 4.50%, 8/15/2018(c)	20	20
State of Texas, Public Finance Authority Series A, GO, 5.00%, 10/1/2019(c)	2,000	2,082
Tarrant County Cultural Education Facilities Finance Corp. Scott & White Memorial Hospital Rev., 5.00%, 8/15/2018(c)	120	121
University of Texas, Financing System Series A, Rev., 5.25%, 8/15/2018(c)	14,000	14,097

		46,279

Transportation — 1.1%
Dallas Area Rapid Transit, Senior Lien
Rev., 5.00%, 12/1/2018	35	36
Series A, Rev., 5.00%, 12/1/2018	9,015	9,165
Series A, Rev., 5.00%, 12/1/2028	3,000	3,489
Series A, Rev., 5.00%, 12/1/2029	1,500	1,744
Series A, Rev., 5.00%, 12/1/2030	2,500	2,895
Series A, Rev., 5.00%, 12/1/2036	4,250	4,852
Dallas-Fort Worth International Airport
Series F, Rev., 5.00%, 11/1/2024	5,000	5,697
Series E, Rev., AMT, 5.00%, 11/1/2030	7,000	7,075
Series B, Rev., 5.00%, 11/1/2035	4,000	4,247
Harris County, Toll Road, Senior Lien
Series C, Rev., 5.00%, 8/15/2018	115	116
Series A, Rev., 5.00%, 8/15/2028	4,500	5,256
North Texas Tollway Authority System, First Tier
Series A, Rev., 5.00%, 1/1/2026	700	781
Series A, Rev., 5.00%, 1/1/2027	4,700	5,373
Series A, Rev., 5.00%, 1/1/2030	1,140	1,312
Series A, Rev., 5.00%, 1/1/2035	1,900	2,178
North Texas Tollway Authority System, Second Tier
Series B, Rev., 5.00%, 1/1/2026	550	612
Series B, Rev., 5.00%, 1/1/2027	950	1,099
Series B, Rev., 5.00%, 1/1/2030	1,100	1,258

		57,185

Utility — 0.3%
City of Arlington, Municipal Drainage Utility System Rev., 4.00%, 6/1/2018	20	20
City of Houston, Combined Utility System, First Lien Series C, Rev., 5.00%, 11/15/2018	20	20
City of Houston, Utility System Series B, Rev., 5.00%, 11/15/2036	1,535	1,767
City of San Antonio, Electric & Gas Systems
Series A, Rev., 4.00%, 2/1/2019	20	20
Rev., 5.00%, 2/1/2019	60	61
Series D, Rev., 5.00%, 2/1/2019	30	31
Rev., 5.25%, 2/1/2024	4,030	4,690
Rev., 5.00%, 2/1/2026	6,000	7,079

		13,688

Water & Sewer — 0.3%
Brushy Creek Regional Utility Authority, Inc., Water Treatment & Distribution Project Rev., 3.00%, 8/1/2018	20	20
City of Austin, Water & Wastewater System Series A, Rev., 5.00%, 11/15/2018(c)	20	20
City of Beaumont, Waterworks & Sewer System Series A, Rev., 2.00%, 9/1/2018	100	100
City of Dallas, Waterworks & Sewer System
Rev., 5.00%, 10/1/2018	20	20
Series A, Rev., 5.00%, 10/1/2029	600	704
City of Houston, Water & Sewer System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,000	2,723

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — (continued)
Water & Sewer — (continued)
City of Killeen, Waterworks & Sewer System Rev., 3.00%, 8/15/2018	40	40
City of San Antonio, Water System, Junior Lien Rev., 4.25%, 5/15/2019	25	26
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2022	3,160	3,392
Rev., 5.00%, 12/15/2025	5,115	5,485
County of El Paso, Water & Sewer Series A, Rev., 5.00%, 3/1/2021	1,765	1,858
North Texas Municipal Water District, Solid Waste Disposal System Rev., 5.00%, 9/1/2018	25	25
North Texas Municipal Water District, Water System Series 2016, Rev., 5.00%, 9/1/2027	2,900	3,424

		17,837

Total Texas		286,562

Utah — 0.9%
Education — 0.1%
University of Utah
Series A, Rev., 5.00%, 8/1/2024	500	581
Series A, Rev., 5.00%, 8/1/2025	935	1,102
Series A, Rev., 5.00%, 8/1/2027	2,500	2,925

		4,608

General Obligation — 0.5%
Alpine School District, School Building, School Bond Guaranty Program GO, 5.00%, 3/15/2030	5,000	5,941
Canyons School District, School Bond Guaranty Program GO, 1.50%, 6/15/2018	250	250
Central Utah Water Conservancy District, Limited Tax
Series C, GO, 5.00%, 4/1/2020	3,950	4,182
Series B, GO, 5.25%, 4/1/2022	1,000	1,093
Davis School District, School Bond Guaranty Program
Series 2018, GO, 5.00%, 6/1/2021	380	414
Series 2018, GO, 5.00%, 6/1/2022	1,785	1,990
Series 2018, GO, 5.00%, 6/1/2023	1,570	1,786
Jordan School District, School Building GO, 5.00%, 6/15/2026	1,450	1,698
State of Utah
Series C, GO, 5.00%, 7/1/2018	30	30
GO, 5.00%, 7/1/2029	5,000	6,022

		23,406

Other Revenue — 0.1%
City of Park City Rev., 5.00%, 6/15/2026	2,165	2,557
County of Washington Rev., 3.00%, 9/1/2018	135	136

		2,693

Prerefunded — 0.2%
Metropolitan Water District of Salt Lake & Sandy
Series A, Rev., 5.00%, 7/1/2019(c)	9,400	9,722
State of Utah Series A, GO, 5.00%, 7/1/2018(c)	25	25

		9,747

Transportation — 0.0%(b)
County of Utah, Transportation Sales Tax Rev., AGM, 4.00%, 12/1/2019	25	26

Water & Sewer — 0.0%(b)
Metropolitan Water District of Salt Lake & Sandy Series A, Rev., 5.00%, 7/1/2029	2,000	2,211

Total Utah		42,691

Vermont — 0.0%(b)
General Obligation — 0.0%(b)
State of Vermont
Series A, GO, 4.00%, 8/15/2018	20	20
Series D, GO, 4.00%, 8/15/2018	25	25

		45

Total Vermont		45

Virginia — 2.5%
Education — 0.2%
Virginia College Building Authority, Education Facilities, Public Higher Education Financing Program Series B, Rev., 5.00%, 9/1/2018	45	46
Virginia College Building Authority, Educational Facilities, 21st Century College & Equipment Programs
Series A, Rev., 5.00%, 2/1/2019	40	41
Rev., 5.00%, 2/1/2020	235	247
Series 2017E, Rev., 5.00%, 2/1/2029	2,000	2,403

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Education — continued
Virginia College Building Authority, Educational Facilities, Washington & Lee University Project Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,794
Virginia Public School Authority, School Financing Series A, Rev., 5.00%, 8/1/2018	20	20
Virginia Public School Authority, Special Obligation Rev., 5.00%, 8/1/2018	25	25

		8,576

General Obligation — 1.1%
City of Alexandria
Series A, GO, 4.25%, 6/15/2018	90	90
Series C, GO, 5.00%, 7/1/2023	5,425	6,202
City of Danville, Public Improvement Series A, GO, 4.00%, 8/1/2018	50	50
City of Hampton, Public Improvement Series B, GO, 5.00%, 9/1/2026	5,000	5,989
City of Lynchburg, Public Improvement GO, 5.00%, 12/1/2022	1,000	1,074
City of Newport News, General Improvements Series A, GO, 5.00%, 8/1/2018	25	25
City of Portsmouth
Series A, GO, 2.00%, 7/15/2018	100	100
Series A, GO, 5.00%, 7/15/2030	5,110	6,081
City of Richmond, Public Improvement
Series D, GO, 5.00%, 3/1/2029	7,750	9,526
Series D, GO, 5.00%, 3/1/2032	700	874
City of Suffolk, Public Improvement Series A, GO, 4.00%, 8/1/2018	45	45
City of Virginia Beach, Public Improvement Series B, GO, 5.00%, 7/15/2018	25	25
Commonwealth of Virginia
Series D, GO, 5.00%, 6/1/2018	30	30
Series D, GO, 5.00%, 6/1/2020	10,000	10,324
County of Arlington Series A, GO, 4.00%, 8/15/2018	20	20
County of Arlington, Public Improvement
GO, 5.00%, 8/15/2023	4,090	4,683
GO, 5.00%, 8/15/2029	7,705	9,248
County of Fairfax, Public Improvement Series C, GO, 5.00%, 10/1/2018	20	20
County of Prince William Series A, GO, 5.00%, 8/1/2018	20	20
County of Spotsylvania, Public Improvement
Series A, GO, 5.00%, 1/15/2019	25	25
GO, 5.00%, 1/15/2025	2,160	2,529

		56,980

Industrial Development Revenue/Pollution Control Revenue — 0.3%
Chesterfield County EDA, Pollution Control, Virginia Electric & Power Co. Project Series A, Rev., 5.00%, 5/1/2023	2,000	2,048
Virginia Beach Development Authority, Public Facility
Series B, Rev., 5.00%, 7/15/2024	5,110	5,933
Series A, Rev., 5.00%, 3/1/2025	1,925	2,255
Series B, Rev., 5.00%, 7/15/2025	2,635	3,102

		13,338

Prerefunded — 0.1%
Capital Region Airport Commission, Richmond International Airport Series A, Rev., AGM, 5.00%, 7/1/2018(c)	30	30
City of Chesapeake, Water & Sewer Series D, GO, 5.00%, 12/1/2020(c)	1,555	1,673
City of Norfolk, Water System Rev., 5.00%, 11/1/2018(c)	25	25
City of Suffolk, Public Improvement GO, 4.63%, 2/1/2019(c)	25	26
Commonwealth of Virginia Series B, GO, 5.00%, 6/1/2018(c)	25	25
County of Fairfax, Sewer Rev., 5.00%, 7/15/2019(c)	3,080	3,192
County of Henrico, Water & Sewer Rev., 5.00%, 5/1/2019(c)	25	26
County of Prince William, Public Improvement GO, 4.25%, 8/1/2018(c)	85	85

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
Virginia Public Building Authority, Public Facilities Series B, Rev., 5.25%, 8/1/2018(c)	70	70
Virginia Public School Authority, School Financing
Series A, Rev., 4.50%, 8/1/2018(c)	45	45
Series B, Rev., 5.25%, 8/1/2018(c)	55	56

		5,253

Transportation — 0.6%
Northern Virginia Transportation Authority
Rev., 5.00%, 6/1/2023	500	571
Rev., 5.00%, 6/1/2024	400	464
Rev., 5.00%, 6/1/2033	2,035	2,315
Rev., 5.00%, 6/1/2034	2,285	2,593
Virginia Commonwealth Transportation Board, Capital Projects
Series A, Rev., 5.00%, 5/15/2027	2,750	3,298
Rev., 5.00%, 9/15/2027	1,300	1,567
Series A, Rev., 5.00%, 5/15/2028	2,750	3,309
Series A, Rev., 5.00%, 5/15/2029	3,000	3,597
Series A, Rev., 5.00%, 5/15/2030	10,000	11,943

		29,657

Water & Sewer — 0.2%
County of Spotsylvania, Water & Sewer System Series A, Rev., 4.00%, 6/1/2018	20	20
Fairfax County Water Authority, Water Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,171
Hampton Roads Sanitation District, Wastewater Revenue Series A, Rev., 5.00%, 8/1/2018	65	65
Virginia Resources Authority, Clean Water State Revolving Fund
Series A, Rev., 5.00%, 10/1/2018	25	25
Rev., 4.00%, 10/1/2019	25	26
Rev., 5.50%, 10/1/2022	7,390	8,472

		12,779

Total Virginia		126,583

Washington — 2.6%
General Obligation — 1.0%
City of Seattle
GO, 5.00%, 3/1/2019	30	31
GO, 5.00%, 5/1/2019	25	26
County of Kitsap GO, 3.00%, 12/1/2018	20	20
King County Rural Library District GO, 4.00%, 12/1/2018	20	20
King County School District No. 401, Highline GO, 5.00%, 12/1/2030	14,785	17,335
King County School District No. 405, Bellevue GO, 5.00%, 12/1/2018	25	26
King County School District No. 414, Lake Washington GO, 4.00%, 12/1/2018	35	35
Pierce County School District No. 10 GO, 4.00%, 12/1/2018	25	25
Pierce County School District No. 3 GO, 5.00%, 12/1/2019	25	26
Port of Seattle, Limited Tax
GO, 5.00%, 1/1/2019	40	41
Series 2017, GO, 5.00%, 1/1/2035	3,100	3,640
State of Washington, Motor Vehicle Fuel Tax
Series R-2011C, GO, 5.00%, 7/1/2018	60	60
Series R-2012D, GO, 5.00%, 7/1/2018	55	55
Series B-1, GO, 5.00%, 8/1/2018	20	20
Series D, GO, 4.00%, 2/1/2019	30	30
GO, 4.00%, 7/1/2019	20	21
GO, 5.00%, 7/1/2019	20	21
Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,720
State of Washington, Various Purpose
Series 2015-C, GO, 4.00%, 7/1/2018	25	25
Series R-2013C, GO, 5.00%, 7/1/2018	25	25
Series R-A, GO, 5.00%, 7/1/2018	100	100
Series 2010-B, GO, 5.00%, 1/1/2019	35	36
Series E, GO, 5.00%, 2/1/2019	25	25
Series 2013-A, GO, 5.00%, 8/1/2019	25	26
Series R-2011A, GO, 5.00%, 1/1/2022	7,010	7,548
Series R-2011B, GO, 5.00%, 7/1/2023	7,260	7,713
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,868
Series C, GO, 5.00%, 2/1/2028	30	35
Tacoma Metropolitan Park District
GO, 5.00%, 12/1/2036	600	700
GO, 5.00%, 12/1/2037	1,750	2,037

		50,290

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 0.1%
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Rev., 5.00%, 1/1/2021	1,450	1,549
Washington Health Care Facilities Authority, Providence Health & Services
Series B, Rev., 4.00%, 10/1/2021(d)	2,000	2,120
Series B, Rev., 5.00%, 10/1/2021(d)	2,500	2,729

		6,398

Prerefunded — 0.5%
City of Seattle, Municipal Light & Power Series B, Rev., 5.00%, 2/1/2020(c)	975	1,026
County of King
GO, 5.00%, 1/1/2019(c)	20	20
GO, 5.25%, 1/1/2019(c)	20	21
County of King, Sewer Rev., 5.00%, 1/1/2019(c)	20	20
King County School District No. 411, Issaquah GO, 5.00%, 6/1/2018(c)	50	50
Snohomish County School District No. 201, Snohomish GO, 5.25%, 12/1/2018(c)	20	20
State of Washington, Motor Vehicle Fuel Tax
GO, 5.00%, 7/1/2018(c)	25	25
Series B, GO, 5.00%, 7/1/2018(c)	160	160
Series 2010-B, GO, 5.00%, 8/1/2019(c)	600	622
State of Washington, Various Purpose
GO, 5.00%, 7/1/2018(c)	80	80
Series 2009A, GO, 5.00%, 7/1/2018(c)	50	50
Series A, GO, 5.00%, 7/1/2018(c)	30	30
Series R-2010A, GO, 5.00%, 1/1/2019(c)	30	31
Series C, GO, 5.00%, 2/1/2019(c)	5,015	5,124
Series E, GO, 5.00%, 2/1/2019(c)	25	25
Series 2010-A, GO, 5.00%, 8/1/2019(c)	20	21
Series 2010C, GO, 5.00%, 8/1/2019(c)	10,000	10,372
Series 2010-C, GO, 5.00%, 8/1/2019(c)	1,700	1,763
Series 2010-E, GO, 4.00%, 2/1/2020(c)	805	834
Washington Health Care Facilities Authority, Multicare Health System
Rev., AGM, 5.25%, 8/15/2018(c)	25	25
Series A, Rev., AGM, 5.25%, 8/15/2018(c)	3,450	3,475

		23,794

Transportation — 0.1%
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,525
Series B, Rev., 5.00%, 3/1/2034	1,000	1,126
Snohomish County Public Transportation Benefit Area Corp. Rev., 4.00%, 8/1/2018	20	20

		5,671

Utility — 0.8%
City of Seattle, Municipal Light & Power Rev., 5.00%, 9/1/2018	25	25
City of Seattle, Municipal Light & Power, Unrefunded Balance Series B, Rev., 5.00%, 2/1/2024	4,025	4,225
City of Tacoma, Electric System
Series A, Rev., 5.00%, 1/1/2019	50	51
Rev., 4.00%, 1/1/2047	3,000	3,116
County of Chelan, Public Utility District No. 1, Hydro-Electric System Series A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	19,952
Douglas County Public Utility District No. 1, Electric Distribution System Rev., 4.50%, 12/1/2018	60	61
Energy Northwest, Electric Revenue
Rev., 4.00%, 7/1/2018(c)	110	110
Series A, Rev., 5.00%, 7/1/2018(c)	265	266
Series S, Rev., 5.00%, 7/1/2018	220	221
Series A, Rev., 5.25%, 7/1/2018(c)	100	100
Series A, Rev., 5.00%, 7/1/2023	3,955	4,502
Series A, Rev., 5.00%, 7/1/2034	5,000	5,839
Grant County Public Utility District No. 2, Electric System Series G, Rev., NATL-RE, 4.75%, 1/1/2019(c)	20	20

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Utility — continued
Series A, Rev., 5.00%, 1/1/2019	20	21
Series I, Rev., 5.00%, 1/1/2019(c)	50	51
Snohomish County Public Utility District No. 1
Rev., 5.00%, 12/1/2018	60	61
Rev., 4.00%, 12/1/2019	20	21

		38,642

Water & Sewer — 0.1%
City of Seattle, Drainage & Wastewater Rev., 5.00%, 7/1/2018	60	60
City of Seattle, Water System Series B, Rev., 4.00%, 8/1/2018	170	171
City of Tacoma, Sewer System Series B, Rev., 5.00%, 12/1/2018	20	20
City of Tacoma, Water System Series A, Rev., 4.00%, 12/1/2018	25	25
City of Yakima, Water & Sewer Rev., 3.00%, 11/1/2018	200	201
County of King, Sewer
Series A, Rev., 5.00%, 1/1/2019	65	66
Series A, Rev., 5.00%, 1/1/2022	1,825	2,017
Series A, Rev., 5.00%, 1/1/2023	1,150	1,299
Series A, Rev., 5.00%, 7/1/2026	2,295	2,702
County of Pierce, Sewer System Rev., 5.00%, 8/1/2018	20	20

		6,581

Total Washington		131,376

West Virginia — 0.1%
General Obligation — 0.0%(b)
Cabell County Board of Education GO, 5.00%, 5/1/2019	20	20

Prerefunded — 0.0%(b)
West Virginia State School Building Authority Rev., 5.25%, 7/1/2018(c)	30	30

Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Rev., 2.62%, 6/1/2022(d)	6,460	6,498

Total West Virginia		6,548

Wisconsin — 0.9%
Education — 0.0%(b)
Wisconsin Health & Educational Facilities Authority, Carthage College Project, Private Placement Series D, Rev., 5.95%, 5/1/2019‡	1,250	1,262

General Obligation — 0.2%
City of Kenosha
GO, XLCA, 5.00%, 9/1/2018	35	35
GO, 4.00%, 4/1/2019	20	21
Milwaukee Area Technical College District Series C, GO, 2.00%, 6/1/2018	250	250
Northcentral Technical College District GO, 3.00%, 9/1/2018	60	60
State of Wisconsin
Series C, GO, 4.00%, 5/1/2019	50	51
Series 4, GO, 5.00%, 5/1/2027	5,000	5,774
Series 3, GO, 5.00%, 11/1/2030	4,190	4,970
Village of Menomonee Falls Series A, GO, 4.00%, 3/1/2019	40	41
Village of Pleasant Prairie GO, 2.00%, 9/1/2018	200	200

		11,402

Prerefunded — 0.7%
Milwaukee County Metropolitan Sewer District Series F, GO, 5.00%, 10/1/2018(c)	35	35
State of Wisconsin
Series A, GO, 5.00%, 5/1/2021(c)	16,050	17,425
Series A, GO, 5.25%, 5/1/2021(c)	13,190	14,413
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Rev., 5.00%, 6/1/2024(c)	1,225	1,417
Wisconsin Department of Transportation Series A, Rev., 5.00%, 7/1/2018(c)	75	75

		33,365

Transportation — 0.0%(b)
Wisconsin Department of Transportation
Series 1, Rev., 4.00%, 7/1/2018	20	20
Series 2, Rev., 4.00%, 7/1/2018	40	40
Series 1, Rev., 5.00%, 7/1/2018	45	45
Series I, Rev., NATL-RE, 5.00%, 7/1/2018	250	251
Series 1, Rev., 4.00%, 7/1/2019	20	20
Series 2, Rev., 4.00%, 7/1/2019	35	36

		412

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Water & Sewer — 0.0%(b)
City of Milwaukee, Sewerage System Series S7, Rev., 5.00%, 6/1/2019	20	21
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Series 1, Rev., 4.00%, 6/1/2019(c)	20	20

		41

Total Wisconsin		46,482

TOTAL MUNICIPAL BONDS (Cost $4,762,488)		4,857,254

	Shares (000)
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan Institutional Tax Free Money Market Fund, Institutional Class Shares 0.84%(f)(g)	100,055	100,055
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%(f)(g)	31,698	31,698

		131,753

TOTAL INVESTMENT COMPANIES (Cost $131,753)		131,753

Total Investments — 99.5% (Cost $4,894,241)		4,989,007
Other Assets in Excess of Liabilities — 0.5%		22,809

Net Assets — 100.0%		5,011,816

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2018 (amount in thousands, except number of Futures contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(900)	09/2018	USD	(108,211)	(888)

					(888)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
CIFG	Insured by CDC IXIS Financial Guaranty
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
EDA	Economic Development Authority
FGIC	Insured by Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Insured by Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
GTD	Guaranteed
IBC	Insured Bond Certificates
ICE	Intercontinental Exchange
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
TCRS	Transferable Custodial Receipts
USD	United States Dollar
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.
XLCA	Insured by XL Capital Assurance

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Security is prerefunded or escrowed to maturity.
(d)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	The rate shown was the current yield as of May 31, 2018.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$7,038	$—	$7,038
General Obligation	—	18,375	—	18,375
Hospital	—	26	—	26
Other Revenue	—	10,453	—	10,453
Prerefunded	—	4,735	—	4,735
Transportation	—	4,782	—	4,782
Utility	—	65,240	—	65,240

Total Alabama	—	110,649	—	110,649

Alaska
General Obligation	—	45	—	45
Industrial Development Revenue/Pollution Control Revenue	—	9,832	—	9,832
Other Revenue	—	502	—	502
Prerefunded	—	15,925	—	15,925

Total Alaska	—	26,304	—	26,304

Arizona
Certificate of Participation/Lease	—	22,383	—	22,383
Education	—	10,391	—	10,391
General Obligation	—	10,893	—	10,893
Hospital	—	1,093	—	1,093
Industrial Development Revenue/Pollution Control Revenue	—	1,000	—	1,000
Other Revenue	—	2,165	—	2,165
Prerefunded	—	18,294	—	18,294
Transportation	—	3,449	—	3,449
Utility	—	7,894	—	7,894
Water & Sewer	—	15,657	—	15,657

Total Arizona	—	93,219	—	93,219

Arkansas
General Obligation	—	20	—	20
California
Certificate of Participation/Lease	—	14,100	—	14,100
Education	—	54,648	—	54,648
General Obligation	—	337,837	—	337,837
Hospital	—	27,647	—	27,647
Other Revenue	—	69,653	—	69,653
Prerefunded	—	76,228	—	76,228
Transportation	—	15,527	—	15,527
Utility	—	71,134	—	71,134
Water & Sewer	—	71,139	—	71,139

Total California	—	737,913	—	737,913

Colorado
Certificate of Participation/Lease	—	3,522	—	3,522
Education	—	15,314	—	15,314

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	$—	$66,189	$—	$66,189
Hospital	—	7,742	—	7,742
Other Revenue	—	95	—	95
Prerefunded	—	34,131	—	34,131
Utility	—	45	—	45

Total Colorado	—	127,038	—	127,038

Connecticut
Education	—	5,756	—	5,756
General Obligation	—	6,730	—	6,730
Housing	—	1,321	—	1,321
Industrial Development Revenue/Pollution Control Revenue	—	1,416	—	1,416
Prerefunded	—	20	—	20
Special Tax	—	5,663	—	5,663
Transportation	—	2,211	—	2,211

Total Connecticut	—	23,117	—	23,117

Delaware
Education	—	49,750	—	49,750
General Obligation	—	21,557	—	21,557
Prerefunded	—	3,532	—	3,532

Total Delaware	—	74,839	—	74,839

District of Columbia
General Obligation	—	32,715	—	32,715
Other Revenue	—	28,639	—	28,639
Prerefunded	—	25	—	25
Transportation	—	3,463	—	3,463
Water & Sewer	—	1,729	—	1,729

Total District of Columbia	—	66,571	—	66,571

Florida
Certificate of Participation/Lease	—	37,155	—	37,155
Education	—	8,098	—	8,098
General Obligation	—	43,549	—	43,549
Hospital	—	2,519	—	2,519
Housing	—	685	—	685
Industrial Development Revenue/Pollution Control Revenue	—	389	—	389
Other Revenue	—	6,265	—	6,265
Prerefunded	—	20,893	—	20,893
Transportation	—	500	—	500
Utility	—	34,493	—	34,493
Water & Sewer	—	4,731	—	4,731

Total Florida	—	159,277	—	159,277

Georgia
Education	—	2,219	—	2,219
General Obligation	—	19,795	—	19,795
Prerefunded	—	18,328	—	18,328
Transportation	—	10,366	—	10,366
Utility	—	5,877	—	5,877
Water & Sewer	—	60,778	—	60,778

Total Georgia	—	117,363	—	117,363

Hawaii
General Obligation	—	32,920	—	32,920
Prerefunded	—	14,788	—	14,788
Transportation	—	6,058	—	6,058
Water & Sewer	—	181	—	181

Total Hawaii	—	53,947	—	53,947

Idaho
Other Revenue	—	105	—	105
Prerefunded	—	12,290	—	12,290
Transportation	$—	$8,574	$—	$8,574

Total Idaho	—	20,969	—	20,969

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Illinois
Education	—	1,907	—	1,907
General Obligation	—	24,777	—	24,777
Hospital	—	4,090	—	4,090
Other Revenue	—	1,383	—	1,383
Prerefunded	—	2,550	—	2,550
Transportation	—	3,646	—	3,646
Utility	—	13,112	—	13,112
Water & Sewer	—	5,867	—	5,867

Total Illinois	—	57,332	—	57,332

Indiana
Education	—	8,004	—	8,004
Other Revenue	—	28,089	—	28,089
Prerefunded	—	5,831	—	5,831
Transportation	—	5,061	—	5,061
Utility	—	13,835	—	13,835
Water & Sewer	—	1,861	—	1,861

Total Indiana	—	62,681	—	62,681

Iowa
Education	—	180	—	180
General Obligation	—	9,210	—	9,210
Hospital	—	93	—	93
Other Revenue	—	31,516	—	31,516
Prerefunded	—	26,267	—	26,267
Water & Sewer	—	25	—	25

Total Iowa	—	67,291	—	67,291

Kansas
General Obligation	—	2,334	—	2,334
Other Revenue	—	3,991	—	3,991
Prerefunded	—	761	—	761
Transportation	—	49,011	—	49,011

Total Kansas	—	56,097	—	56,097

Kentucky
Education	—	607	—	607
Hospital	—	4,795	—	4,795
Industrial Development Revenue/Pollution Control Revenue	—	71	—	71
Other Revenue	—	4,905	—	4,905
Prerefunded	—	8,168	—	8,168
Water & Sewer	—	56	—	56

Total Kentucky	—	18,602	—	18,602

Louisiana
Education	—	75	—	75
General Obligation	—	75	—	75
Housing	—	17,845	—	17,845
Industrial Development Revenue/Pollution Control Revenue	—	47,700	—	47,700
Other Revenue	—	27,737	—	27,737
Prerefunded	—	3,498	—	3,498
Utility	—	1,515	—	1,515
Water & Sewer	—	4,796	—	4,796

Total Louisiana	—	103,241	—	103,241

Maine
Other Revenue	—	3,533	—	3,533
Prerefunded	—	187	—	187
Transportation	—	20	—	20

Total Maine	—	3,740	—	3,740

Maryland

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Education	$—	$21,336	$—	$21,336
General Obligation	—	294,415	—	294,415
Prerefunded	—	2,752	—	2,752
Transportation	—	322	—	322

Total Maryland	—	318,825	—	318,825

Massachusetts
Education	—	7,637	—	7,637
General Obligation	—	127,752	—	127,752
Other Revenue	—	14,529	—	14,529
Prerefunded	—	63,372	—	63,372
Transportation	—	46,805	—	46,805
Water & Sewer	—	16,407	—	16,407

Total Massachusetts	—	276,502	—	276,502

Michigan
Education	—	6,543	—	6,543
General Obligation	—	14,682	—	14,682
Hospital	—	12,662	—	12,662
Industrial Development Revenue/Pollution Control Revenue	—	1,308	—	1,308
Prerefunded	—	13,771	—	13,771
Transportation	—	5,555	—	5,555
Utility	—	2,229	—	2,229
Water & Sewer	—	12,870	—	12,870

Total Michigan	—	69,620	—	69,620

Minnesota
Education	—	4,822	—	4,822
General Obligation	—	18,138	—	18,138
Hospital	—	1,011	—	1,011
Prerefunded	—	100	—	100

Total Minnesota	—	24,071	—	24,071

Mississippi
General Obligation	—	2,943	—	2,943
Industrial Development Revenue/Pollution Control Revenue	—	19,896	—	19,896

Total Mississippi	—	22,839	—	22,839

Missouri
General Obligation	—	3,098	—	3,098
Housing	—	144	—	144
Industrial Development Revenue/Pollution Control Revenue	—	5,323	—	5,323
Prerefunded	—	9,459	—	9,459
Transportation	—	53,490	—	53,490
Water & Sewer	—	16,044	—	16,044

Total Missouri	—	87,558	—	87,558

Montana
Prerefunded	—	3,100	—	3,100
Nebraska
General Obligation	—	9,827	—	9,827
Hospital	—	168	—	168
Utility	—	6,566	—	6,566
Water & Sewer	—	2,111	—	2,111

Total Nebraska	—	18,672	—	18,672

Nevada
Education	—	20	—	20
General Obligation	—	30,266	—	30,266
Other Revenue	—	78	—	78
Prerefunded	—	420	—	420
Transportation	—	96	—	96
Water & Sewer	—	1,805	—	1,805

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Nevada	$—	$32,685	$—	$32,685

New Hampshire
General Obligation	—	158	—	158
Other Revenue	—	71	—	71

Total New Hampshire	—	229	—	229

New Jersey
Education	—	10,155	—	10,155
General Obligation	—	334	—	334
Industrial Development Revenue/Pollution Control Revenue	—	25	—	25
Other Revenue	—	35,888	—	35,888
Prerefunded	—	5,990	—	5,990
Transportation	—	11,207	—	11,207
Water & Sewer	—	3,394	—	3,394

Total New Jersey	—	66,993	—	66,993

New Mexico
General Obligation	—	22,954	—	22,954
Housing	—	766	—	766
Other Revenue	—	9,317	—	9,317
Prerefunded	—	40	—	40
Transportation	—	12,242	—	12,242
Water & Sewer	—	30	—	30

Total New Mexico	—	45,349	—	45,349

New York
Education	—	68,581	—	68,581
General Obligation	—	37,298	—	37,298
Industrial Development Revenue/Pollution Control Revenue	—	1,744	—	1,744
Other Revenue	—	259,696	—	259,696
Prerefunded	—	37,801	—	37,801
Special Tax	—	184,832	—	184,832
Transportation	—	67,782	—	67,782
Utility	—	51,813	—	51,813
Water & Sewer	—	121,451	—	121,451

Total New York	—	830,998	—	830,998

North Carolina
Education	—	40	—	40
General Obligation	—	16,350	—	16,350
Other Revenue	—	12,869	—	12,869
Prerefunded	—	8,430	—	8,430
Transportation	—	1,740	—	1,740

Total North Carolina	—	39,429	—	39,429

North Dakota
General Obligation	—	25	—	25
Ohio
Education	—	401	—	401
General Obligation	—	26,193	—	26,193
Hospital	—	5,377	—	5,377
Industrial Development Revenue/Pollution Control Revenue	—	15,848	—	15,848
Other Revenue	—	9,550	—	9,550
Prerefunded	—	2,583	—	2,583
Transportation	—	21,791	—	21,791
Water & Sewer	—	10,072	—	10,072

Total Ohio	—	91,815	—	91,815

Oklahoma
Education	—	3,311	—	3,311
General Obligation	—	120	—	120
Prerefunded	—	131	—	131
Transportation	$—	$17,495	$—	$17,495

Total Oklahoma	—	21,057	—	21,057

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Oregon
General Obligation	—	40,287	—	40,287
Other Revenue	—	9,072	—	9,072
Prerefunded	—	6,741	—	6,741
Water & Sewer	—	6,460	—	6,460

Total Oregon	—	62,560	—	62,560

Pennsylvania
Certificate of Participation/Lease	—	2,214	—	2,214
Education	—	13,391	—	13,391
General Obligation	—	19,355	—	19,355
Hospital	—	28,247	—	28,247
Other Revenue	—	15,589	—	15,589
Prerefunded	—	9,572	—	9,572
Transportation	—	25	—	25
Water & Sewer	—	20	—	20

Total Pennsylvania	—	88,413	—	88,413

Puerto Rico
Other Revenue	—	12,343	—	12,343
Rhode Island
General Obligation	—	1,137	—	1,137
Industrial Development Revenue/Pollution Control Revenue	—	2,033	—	2,033
Prerefunded	—	20	—	20
Transportation	—	31	—	31

Total Rhode Island	—	3,221	—	3,221

South Carolina
Education	—	2,871	—	2,871
General Obligation	—	15,031	—	15,031
Hospital	—	3,145	—	3,145
Housing	—	168	—	168
Other Revenue	—	25	—	25
Prerefunded	—	10,887	—	10,887
Utility	—	8,717	—	8,717
Water & Sewer	—	101	—	101

Total South Carolina	—	40,945	—	40,945

South Dakota
Prerefunded	—	99	—	99
Tennessee
Education	—	4,704	—	4,704
General Obligation	—	37,015	—	37,015
Hospital	—	15,060	—	15,060
Prerefunded	—	2,786	—	2,786
Utility	—	18,566	—	18,566
Water & Sewer	—	1,278	—	1,278

Total Tennessee	—	79,409	—	79,409

Texas
Education	—	58,457	—	58,457
General Obligation	—	89,023	—	89,023
Other Revenue	—	4,093	—	4,093
Prerefunded	—	46,279	—	46,279
Transportation	—	57,185	—	57,185
Utility	—	13,688	—	13,688
Water & Sewer	—	17,837	—	17,837

Total Texas	—	286,562	—	286,562

Utah
Education	—	4,608	—	4,608
General Obligation	—	23,406	—	23,406
Other Revenue	—	2,693	—	2,693

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Prerefunded	$—	$9,747	$—	$9,747
Transportation	—	26	—	26
Water & Sewer	—	2,211	—	2,211

Total Utah	—	42,691	—	42,691

Vermont
General Obligation	—	45	—	45
Virginia
Education	—	8,576	—	8,576
General Obligation	—	56,980	—	56,980
Industrial Development Revenue/Pollution Control Revenue	—	13,338	—	13,338
Prerefunded	—	5,253	—	5,253
Transportation	—	29,657	—	29,657
Water & Sewer	—	12,779	—	12,779

Total Virginia	—	126,583	—	126,583

Washington
General Obligation	—	50,290	—	50,290
Hospital	—	6,398	—	6,398
Prerefunded	—	23,794	—	23,794
Transportation	—	5,671	—	5,671
Utility	—	38,642	—	38,642
Water & Sewer	—	6,581	—	6,581

Total Washington	—	131,376	—	131,376

West Virginia
General Obligation	—	20	—	20
Prerefunded	—	30	—	30
Utility	—	6,498	—	6,498

Total West Virginia	—	6,548	—	6,548

Wisconsin
Education	—	—	1,262	1,262
General Obligation	—	11,402	—	11,402
Prerefunded	—	33,365	—	33,365
Transportation	—	412	—	412
Water & Sewer	—	41	—	41

Total Wisconsin	—	45,220	1,262	46,482

Total Municipal Bonds		4,855,992	1,262	4,857,254

Short-Term Investment
Investment Company	131,753	—	—	131,753

Total Investments in Securities	$131,753	$4,855,992	$1,262	$4,989,007

Depreciation in Other Financial Instruments
Futures Contracts	$(888)	$—	$—	$(888)

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 55.5%
Aerospace & Defense — 0.2%
General Dynamics Corp. (ICE LIBOR USD 3 Month + 0.29%), 2.65%, 5/11/2020(a)	8,005	8,016
Lockheed Martin Corp. 1.85%, 11/23/2018	9,326	9,290
Northrop Grumman Corp. 1.75%, 6/1/2018	1,000	1,000
Rockwell Collins, Inc. 1.95%, 7/15/2019	1,000	990

		19,296

Automobiles — 2.4%
BMW US Capital LLC (Germany) (ICE LIBOR USD 3 Month + 0.41%), 2.75%, 4/12/2021(a)(b)	19,652	19,718
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.25%), 2.61%, 11/5/2018(a)(b)	11,480	11,489
1.50%, 7/5/2019(b)	17,710	17,467
2.25%, 7/31/2019(b)	3,916	3,890
(ICE LIBOR USD 3 Month + 0.62%), 2.98%, 10/30/2019(a)(b)	33,026	33,223
(ICE LIBOR USD 3 Month + 0.39%), 2.75%, 5/4/2020(a)(b)	12,808	12,814
General Motors Co. 3.50%, 10/2/2018	12,860	12,896
Nissan Motor Acceptance Corp.
2.35%, 3/4/2019(b)	26,453	26,394
2.00%, 3/8/2019(b)	17,917	17,824
2.25%, 1/13/2020(b)	7,000	6,908
(ICE LIBOR USD 3 Month + 0.39%), 2.68%, 9/28/2020(a)(b)	15,825	15,847
(ICE LIBOR USD 3 Month + 0.52%), 2.72%, 3/15/2021(a)(b)	7,945	7,963

		186,433

Banks — 23.5%
ABN AMRO Bank NV (Netherlands)
1.80%, 6/4/2018(b)	8,225	8,225
2.50%, 10/30/2018(b)	41,446	41,439
2.10%, 1/18/2019(b)	11,184	11,139
ANZ New Zealand Int’l Ltd. (New Zealand) 2.25%, 2/1/2019(b)	3,800	3,788
Australia & New Zealand Banking Group Ltd. (Australia)
2.00%, 11/16/2018	5,838	5,821
2.25%, 6/13/2019	30,060	29,920
2.05%, 9/23/2019	4,920	4,869
(ICE LIBOR USD 3 Month + 0.32%), 2.69%, 11/9/2020(a)(b)	20,451	20,465
(ICE LIBOR USD 3 Month + 0.46%), 2.78%, 5/17/2021(a)(b)	23,300	23,304
Bank of America Corp. Series L, 2.60%, 1/15/2019	22,716	22,710
Bank of Montreal (Canada)
1.35%, 8/28/2018	1,935	1,931
2.38%, 1/25/2019	5,950	5,942
(ICE LIBOR USD 3 Month + 0.25%), 2.32%, 9/11/2019(a)	27,700	27,742
Series D, (ICE LIBOR USD 3 Month + 0.46%), 2.80%, 4/13/2021(a)	12,878	12,912
Banque Federative du Credit Mutuel SA (France)
2.50%, 10/29/2018(b)	6,508	6,502
2.75%, 1/22/2019(b)	4,232	4,235
1.90%, 3/28/2019(b)	79,800	79,274
2.00%, 4/12/2019(b)	37,689	37,419
(ICE LIBOR USD 3 Month + 0.49%), 2.85%, 7/20/2020(a)(b)	9,824	9,861
Barclays Bank plc (United Kingdom) 2.50%, 2/20/2019	8,876	8,859
BB&T Corp.
2.25%, 2/1/2019	6,549	6,532
(ICE LIBOR USD 3 Month + 0.66%), 3.02%, 2/1/2019(a)	238	239
6.85%, 4/30/2019	640	664
BNP Paribas (France) 2.70%, 8/20/2018	5,849	5,853
BNP Paribas SA (France) 2.40%, 12/12/2018	30,524	30,505
BNZ International Funding Ltd. (New Zealand)
2.35%, 3/4/2019(b)	64,005	63,815
(ICE LIBOR USD 3 Month + 0.70%), 3.03%, 2/21/2020(a)(b)	17,369	17,489
Branch Banking & Trust Co. 2.30%, 10/15/2018	2,700	2,698
Capital One Bank USA NA 2.25%, 2/13/2019	9,418	9,389
Capital One NA
2.40%, 9/5/2019	1,180	1,172
(ICE LIBOR USD 3 Month + 0.77%), 2.85%, 9/13/2019(a)	2,300	2,313
Citibank NA (ICE LIBOR USD 3 Month + 0.32%), 2.68%, 5/1/2020(a)	250	250
Citigroup, Inc.
2.15%, 7/30/2018	250	250
2.05%, 6/7/2019	1,695	1,681

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Citizens Bank NA
2.30%, 12/3/2018	31,681	31,627
2.50%, 3/14/2019	34,920	34,858
2.45%, 12/4/2019	2,790	2,771
(ICE LIBOR USD 3 Month + 0.54%), 2.56%, 3/2/2020(a)	750	752
Commonwealth Bank of Australia (Australia)
1.38%, 9/6/2018(b)	715	713
2.50%, 9/20/2018	1,660	1,660
1.75%, 11/2/2018	750	747
2.25%, 3/13/2019	22,572	22,503
2.05%, 3/15/2019	70,000	69,709
(ICE LIBOR USD 3 Month + 1.06%), 3.18%, 3/15/2019(a)(b)	1,190	1,199
1.75%, 11/7/2019(b)	3,667	3,606
(ICE LIBOR USD 3 Month + 0.64%), 3.00%, 11/7/2019(a)(b)	7,462	7,511
(ICE LIBOR USD 3 Month + 0.45%), 2.52%, 3/10/2020(a)(b)	20,000	20,069
Compass Bank 2.75%, 9/29/2019	4,221	4,198
Cooperatieve Rabobank UA (Netherlands)
2.25%, 1/14/2019	26,083	26,020
1.38%, 8/9/2019	2,360	2,321
Credit Agricole SA (France) 2.50%, 4/15/2019(b)	16,334	16,297
Danske Bank A/S (Denmark) 1.65%, 9/6/2019(b)	550	542
DBS Group Holdings Ltd. (Singapore)
2.25%, 7/16/2019(b)	800	792
(ICE LIBOR USD 3 Month + 0.49%), 2.54%, 6/8/2020(a)(b)	4,836	4,845
Dexia Credit Local SA (France) (ICE LIBOR USD 3 Month + 0.10%), 2.43%, 5/20/2019(a)	3,200	3,199
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.37%), 2.68%, 10/2/2020(a)(b)	11,584	11,608
Fifth Third Bancorp 2.30%, 3/1/2019	27,735	27,653
Fifth Third Bank
2.15%, 8/20/2018	14,703	14,694
2.30%, 3/15/2019	32,510	32,430
2.38%, 4/25/2019	9,756	9,732
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.60%), 2.93%, 5/18/2021(a)	34,580	34,620
Huntington Bancshares, Inc. 2.60%, 8/2/2018	15,164	15,167
Huntington National Bank (The)
2.00%, 6/30/2018	9,342	9,340
2.20%, 11/6/2018	52,956	52,896
2.20%, 4/1/2019	9,564	9,525
KeyBank NA 2.35%, 3/8/2019	500	499
KeyCorp 2.30%, 12/13/2018	24,719	24,681
Lloyds Bank plc (United Kingdom)
2.00%, 8/17/2018	1,600	1,598
2.05%, 1/22/2019	2,900	2,887
(ICE LIBOR USD 3 Month + 0.49%), 2.85%, 5/7/2021(a)	10,367	10,363
Manufacturers & Traders Trust Co. 2.30%, 1/30/2019	950	948
Mizuho Bank Ltd. (Japan)
2.15%, 10/20/2018(b)	3,884	3,877
(ICE LIBOR USD 3 Month + 1.19%), 3.55%, 10/20/2018(a)(b)	6,323	6,351
2.45%, 4/16/2019(b)	35,444	35,346
MUFG Bank Ltd. (Japan)
2.30%, 3/10/2019(b)	24,602	24,520
2.35%, 9/8/2019(b)	14,920	14,816
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.64%), 3.00%, 7/23/2018(a)(b)	10	10
2.00%, 1/14/2019	24,982	24,909
(ICE LIBOR USD 3 Month + 0.42%), 2.77%, 4/17/2019(a)(b)	8,100	8,121
2.25%, 7/1/2019(b)	500	497
1.38%, 7/12/2019	20,575	20,272
(ICE LIBOR USD 3 Month + 0.24%), 2.56%, 8/29/2019(a)(b)	43,850	43,892
National Bank of Canada (Canada) 2.10%, 12/14/2018	72,165	72,058
Natixis SA (France) 1.80%, 11/13/2018	40,000	39,878
Nordea Bank AB (Sweden)
1.88%, 9/17/2018(b)	2,595	2,592
1.88%, 9/17/2018(c)	2,000	1,997
2.38%, 4/4/2019(b)	22,199	22,154
(ICE LIBOR USD 3 Month + 0.47%), 2.79%, 5/29/2020(a)(b)	7,623	7,648
PNC Bank NA 1.70%, 12/7/2018	34,275	34,129
Royal Bank of Canada (Canada)
2.00%, 12/10/2018	12,342	12,317
1.63%, 4/15/2019	17,878	17,719
(ICE LIBOR USD 3 Month + 0.24%), 2.56%, 8/29/2019(a)	47,220	47,231
(ICE LIBOR USD 3 Month + 0.39%), 2.75%, 4/30/2021(a)	4,875	4,882
Santander UK plc (United Kingdom)
3.05%, 8/23/2018	28,884	28,927
2.00%, 8/24/2018	10,539	10,530
2.50%, 3/14/2019	21,416	21,383
2.35%, 9/10/2019	8,429	8,369

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
Skandinaviska Enskilda Banken AB (Sweden)
2.38%, 11/20/2018(b)	13,495	13,474
2.38%, 3/25/2019(b)	4,400	4,383
(ICE LIBOR USD 3 Month + 0.43%), 2.75%, 5/17/2021(a)(b)	40,000	39,975
Standard Chartered plc (United Kingdom)
2.10%, 8/19/2019(b)	1,040	1,028
2.40%, 9/8/2019(b)	36,757	36,411
Sumitomo Mitsui Banking Corp. (Japan)
2.50%, 7/19/2018	1,750	1,750
1.97%, 1/11/2019	1,255	1,250
Sumitomo Mitsui Trust Bank Ltd. (Japan)
2.05%, 3/6/2019(b)	8,638	8,597
1.95%, 9/19/2019(b)	9,200	9,079
SunTrust Banks, Inc.
2.35%, 11/1/2018	20,689	20,671
2.50%, 5/1/2019	9,761	9,738
Svenska Handelsbanken AB (Sweden)
2.50%, 1/25/2019	55,866	55,821
(ICE LIBOR USD 3 Month + 0.49%), 2.52%, 9/6/2019(a)	250	251
Swedbank AB (Sweden) 2.38%, 2/27/2019(b)	20,193	20,134
Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 3 Month + 0.84%), 3.20%, 1/22/2019(a)	22,000	22,119
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.23%), 2.58%, 1/15/2020(a)	7,834	7,839
Westpac Banking Corp. (Australia)
1.95%, 11/23/2018	13,447	13,420
2.25%, 1/17/2019	1,010	1,008
1.65%, 5/13/2019	265	262
(ICE LIBOR USD 3 Month + 0.28%), 2.62%, 5/15/2020(a)	33,408	33,423

		1,838,845

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
2.20%, 8/1/2018	12,331	12,326
(ICE LIBOR USD 3 Month + 0.69%), 3.05%, 8/1/2018(a)	762	763
Diageo Capital plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.24%), 2.57%, 5/18/2020(a)	11,994	12,000

		25,089

Biotechnology — 0.5%
Amgen, Inc.
6.15%, 6/1/2018	2,594	2,594
(ICE LIBOR USD 3 Month + 0.32%), 2.67%, 5/10/2019(a)	9,646	9,669
Celgene Corp. 2.25%, 5/15/2019	6,825	6,789
Gilead Sciences, Inc. (ICE LIBOR USD 3 Month + 0.22%), 2.42%, 3/20/2019(a)	21,165	21,188

		40,240

Capital Markets — 5.2%
Bank of New York Mellon Corp. (The)
2.10%, 1/15/2019	7,570	7,550
(ICE LIBOR USD 3 Month + 0.48%), 2.55%, 9/11/2019(a)	4,000	4,021
Charles Schwab Corp. (The) (ICE LIBOR USD 3 Month + 0.32%), 2.65%, 5/21/2021(a)	21,290	21,273
Goldman Sachs Group, Inc. (The)
2.63%, 1/31/2019	23,627	23,634
7.50%, 2/15/2019	5,509	5,688
1.95%, 7/23/2019	13,491	13,373
(ICE LIBOR USD 3 Month + 0.80%), 2.89%, 12/13/2019(a)	39,205	39,508
(ICE LIBOR USD 3 Month + 0.73%), 3.02%, 12/27/2020(a)	2,635	2,648
ING Bank NV (Netherlands)
2.05%, 8/17/2018(b)	19,680	19,663
2.00%, 11/26/2018(b)	9,580	9,549
2.30%, 3/22/2019(b)	1,300	1,296
(ICE LIBOR USD 3 Month + 0.61%), 2.95%, 8/15/2019(a)(b)	3,173	3,185
Intercontinental Exchange, Inc. 2.50%, 10/15/2018	19,154	19,154
Macquarie Bank Ltd. (Australia)
1.87%, 2/28/2019(b)	62,877	62,497
(ICE LIBOR USD 3 Month + 0.35%), 2.47%, 3/15/2019(a)(b)	31,550	31,591
(ICE LIBOR USD 3 Month + 0.35%), 2.66%, 4/4/2019(a)(b)	1,952	1,955
2.60%, 6/24/2019(b)	8,623	8,609
Macquarie Group Ltd. (Australia) 3.00%, 12/3/2018(b)	5,740	5,751
Moody’s Corp. (ICE LIBOR USD 3 Month + 0.35%), 2.37%, 9/4/2018(a)	21,691	21,700
Morgan Stanley
2.50%, 1/24/2019	12,016	12,005
2.45%, 2/1/2019	46,383	46,295
2.38%, 7/23/2019	11,900	11,849
Series 3NC2, (ICE LIBOR USD 3 Month + 0.80%), 3.16%, 2/14/2020(a)	16,107	16,164
Nomura Holdings, Inc. (Japan) 2.75%, 3/19/2019	13,133	13,127
UBS AG (Switzerland) 2.38%, 8/14/2019	5,277	5,251

		407,336

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chemicals — 1.1%
Dow Chemical Co. (The) 8.55%, 5/15/2019	33,512	35,253
Ecolab, Inc. 2.00%, 1/14/2019	11,854	11,799
LyondellBasell Industries NV 5.00%, 4/15/2019	38,992	39,546

		86,598

Consumer Finance — 3.8%
American Express Co. (ICE LIBOR USD 3 Month + 0.53%), 2.85%, 5/17/2021(a)	14,343	14,388
American Express Credit Corp.
2.13%, 3/18/2019	14,666	14,611
1.88%, 5/3/2019	30,067	29,845
(ICE LIBOR USD 3 Month + 0.43%), 2.45%, 3/3/2020(a)	11,325	11,366
American Honda Finance Corp. 2.25%, 8/15/2019	2,430	2,416
Capital One Financial Corp.
2.45%, 4/24/2019	37,022	36,947
(ICE LIBOR USD 3 Month + 0.76%), 3.12%, 5/12/2020(a)	24,892	25,031
Caterpillar Financial Services Corp.
(ICE LIBOR USD 3 Month + 0.45%), 2.67%, 12/21/2018(a)	13,316	13,347
(ICE LIBOR USD 3 Month + 0.18%), 2.51%, 5/15/2020(a)	21,629	21,605
General Motors Financial Co., Inc. 6.75%, 6/1/2018	11,770	11,770
HSBC USA, Inc.
2.63%, 9/24/2018	16,034	16,041
(ICE LIBOR USD 3 Month + 0.88%), 3.17%, 9/24/2018(a)	2,400	2,405
2.25%, 6/23/2019	5,852	5,819
PACCAR Financial Corp. (ICE LIBOR USD 3 Month + 0.26%), 2.61%, 5/10/2021(a)	9,975	9,981
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.39%), 2.74%, 1/17/2019(a)	130	130
1.70%, 2/19/2019	2,750	2,735
(ICE LIBOR USD 3 Month + 0.14%), 2.50%, 11/14/2019(a)	31,070	31,076
(ICE LIBOR USD 3 Month + 0.20%), 2.75%, 6/3/2020(a)	45,480	45,318

		294,831

Diversified Financial Services — 2.2%
AIG Global Funding 1.95%, 10/18/2019(b)	1,486	1,467
Federation des Caisses Desjardins du Quebec (Canada)
(ICE LIBOR USD 3 Month + 0.33%), 2.69%, 10/30/2020(a)(b)	14,974	14,988
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/1/2018	4,000	4,125
1.65%, 2/8/2019	2,714	2,693
(ICE LIBOR USD 3 Month + 0.20%), 2.52%, 4/5/2019(a)	77,719	77,776
Protective Life Global Funding
(ICE LIBOR USD 3 Month + 0.42%), 2.76%, 3/29/2019(a)(b)	67,630	67,790
1.72%, 4/15/2019(b)	6,675	6,618

		175,457

Diversified Telecommunication Services — 1.2%
AT&T, Inc.
2.38%, 11/27/2018	1,202	1,202
(ICE LIBOR USD 3 Month + 0.91%), 3.23%, 11/27/2018(a)	12,661	12,703
5.80%, 2/15/2019	1,223	1,248
2.30%, 3/11/2019	29,883	29,784
British Telecommunications plc (United Kingdom) 2.35%, 2/14/2019	11,753	11,713
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020(b)	9,355	9,236
Orange SA (France)
2.75%, 2/6/2019	25,026	25,041
5.38%, 7/8/2019	985	1,012

		91,939

Electric Utilities — 1.4%
Duke Energy Florida LLC 5.65%, 6/15/2018	3,440	3,443
Entergy Louisiana LLC 6.50%, 9/1/2018	1,350	1,362
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.28%), 2.64%, 11/6/2020(a)	52,850	52,852
MidAmerican Energy Co. 2.40%, 3/15/2019	6,752	6,740
NextEra Energy Capital Holdings, Inc.
1.65%, 9/1/2018	7,361	7,343
2.30%, 4/1/2019	10,000	9,964
PacifiCorp 5.50%, 1/15/2019	2,500	2,544
Southern Co. (The)
1.55%, 7/1/2018	2,800	2,798
2.45%, 9/1/2018	6,240	6,237
Virginia Electric & Power Co. 5.00%, 6/30/2019	3,245	3,317
Wisconsin Electric Power Co. 1.70%, 6/15/2018	11,263	11,260
Wisconsin Public Service Corp. 1.65%, 12/4/2018	435	434

		108,294

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Energy Equipment & Services — 0.2%
Halliburton Co. 2.00%, 8/1/2018	6,740	6,734
Schlumberger Holdings Corp. 2.35%, 12/21/2018(b)	11,450	11,428

		18,162

Equity Real Estate Investment Trusts (REITs) — 0.1%
HCP, Inc. 3.75%, 2/1/2019	2,227	2,235
Simon Property Group LP 2.20%, 2/1/2019	4,710	4,696

		6,931

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.50%), 2.59%, 12/13/2019(a)(b)	8,993	9,003
Kroger Co. (The)
2.00%, 1/15/2019	7,506	7,473
2.30%, 1/15/2019	17,375	17,350

		33,826

Food Products — 0.2%
General Mills, Inc. 5.65%, 2/15/2019	6,650	6,787
Tyson Foods, Inc.
(ICE LIBOR USD 3 Month + 0.45%), 2.77%, 5/30/2019(a)	9,800	9,821
2.65%, 8/15/2019	1,100	1,098

		17,706

Gas Utilities — 0.1%
Southern California Gas Co. 1.55%, 6/15/2018	4,455	4,454

Health Care Providers & Services — 0.6%
Cardinal Health, Inc.
1.95%, 6/15/2018	5,828	5,827
1.95%, 6/14/2019	11,165	11,073
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.63%), 2.69%, 3/9/2020(a)	26,460	26,579

		43,479

Household Products — 0.4%
Church & Dwight Co., Inc. (ICE LIBOR USD 3 Month + 0.15%), 2.51%, 1/25/2019(a)	21,520	21,520
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.13%, 9/21/2018(b)	7,548	7,538

		29,058

Independent Power and Renewable Electricity Producers — 0.1%
Southern Power Co. Series 15A, 1.50%, 6/1/2018	8,179	8,179

Industrial Conglomerates — 0.0%(d)
Hutchison Whampoa International Ltd. (Hong Kong)
7.63%, 4/9/2019(b)	450	467
5.75%, 9/11/2019(b)	2,300	2,371

		2,838

Insurance — 6.8%
AIA Group Ltd. (Hong Kong) 2.25%, 3/11/2019(b)	403	400
American International Group, Inc. 2.30%, 7/16/2019	3,034	3,015
Athene Global Funding 2.88%, 10/23/2018(b)	5,015	5,019
Berkshire Hathaway Finance Corp. (ICE LIBOR USD 3 Month + 0.69%), 2.81%, 3/15/2019(a)	6,296	6,328
Jackson National Life Global Funding
1.88%, 10/15/2018(b)	200	200
(ICE LIBOR USD 3 Month + 0.25%), 2.54%, 12/27/2018(a)(b)	34,298	34,351
(ICE LIBOR USD 3 Month + 0.38%), 2.73%, 2/13/2019(a)(b)	37,000	37,084
2.30%, 4/16/2019(b)	17,200	17,176
(ICE LIBOR USD 3 Month + 0.30%), 2.67%, 4/27/2020(a)(b)	7,962	7,963
MassMutual Global Funding II 5.25%, 7/31/2018(b)	250	251
MetLife, Inc. 7.72%, 2/15/2019	39,565	41,028
Metropolitan Life Global Funding I
3.65%, 6/14/2018(b)	3,534	3,535
(ICE LIBOR USD 3 Month + 0.34%), 2.45%, 9/14/2018(a)(b)	8,000	8,008
1.95%, 12/3/2018(b)	9,817	9,781
1.75%, 12/19/2018(b)	4,400	4,382
(ICE LIBOR USD 3 Month + 0.43%), 2.61%, 12/19/2018(a)(b)	26,535	26,597
2.30%, 4/10/2019(b)	45,551	45,429
1.75%, 9/19/2019(b)	2,800	2,762
(ICE LIBOR USD 3 Month + 0.22%), 2.40%, 9/19/2019(a)(b)	1,800	1,804
(ICE LIBOR USD 3 Month + 0.40%), 2.47%, 6/12/2020(a)(b)	11,623	11,683
New York Life Global Funding
2.10%, 1/2/2019(b)	24,550	24,493
(ICE LIBOR USD 3 Month + 0.12%), 2.46%, 4/12/2019(a)(b)	57,251	57,321
2.15%, 6/18/2019(b)	810	807

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Insurance — continued
Pricoa Global Funding I
1.90%, 9/21/2018(b)	2,741	2,736
2.20%, 5/16/2019(b)	16,897	16,841
Principal Life Global Funding II
(ICE LIBOR USD 3 Month + 0.30%), 2.63%, 2/22/2019(a)(b)	96,500	96,631
1.50%, 4/18/2019(b)	9,863	9,760
2.15%, 1/10/2020(b)	8,100	7,996
Prudential Financial, Inc.
2.30%, 8/15/2018	9,897	9,895
(ICE LIBOR USD 3 Month + 0.78%), 3.12%, 8/15/2018(a)	10,170	10,187
Reliance Standard Life Global Funding II
2.15%, 10/15/2018(b)	1,735	1,732
2.50%, 4/24/2019(b)	23,270	23,200

		528,395

Internet Software & Services — 0.3%
Tencent Holdings Ltd. (China) 3.38%, 5/2/2019(b)	24,424	24,552

IT Services — 0.0%(d)
Western Union Co. (The) 3.35%, 5/22/2019	2,719	2,730

Machinery — 0.2%
Stanley Black & Decker, Inc.
1.62%, 11/17/2018	8,323	8,287
2.45%, 11/17/2018	8,985	8,977

		17,264

Media — 0.1%
Omnicom Group, Inc. 6.25%, 7/15/2019	3,670	3,801

Multi-Utilities — 1.5%
Dominion Energy, Inc.
1.88%, 12/15/2018(b)	11,515	11,466
Series A, 1.88%, 1/15/2019	1,770	1,760
(ICE LIBOR USD 3 Month + 0.55%), 2.56%, 6/1/2019(a)(b)	44,230	44,371
NiSource, Inc. 6.80%, 1/15/2019	2,217	2,271
Sempra Energy
6.15%, 6/15/2018	15,193	15,211
9.80%, 2/15/2019	23,166	24,277
(ICE LIBOR USD 3 Month + 0.25%), 2.60%, 7/15/2019(a)	15,745	15,751

		115,107

Oil, Gas & Consumable Fuels — 0.6%
Apache Corp. 6.90%, 9/15/2018	4,438	4,491
Columbia Pipeline Group, Inc. 2.45%, 6/1/2018	2,100	2,100
Enterprise Products Operating LLC Series N, 6.50%, 1/31/2019	6,188	6,334
Phillips 66 (ICE LIBOR USD 3 Month + 0.65%), 3.00%, 4/15/2019(a)(b)	16,540	16,549
Sinopec Group Overseas Development Ltd. (China) 2.75%, 4/10/2019(b)	9,099	9,063
TransCanada PipeLines Ltd. (Canada)
3.13%, 1/15/2019	3,979	3,986
7.13%, 1/15/2019	2,766	2,839

		45,362

Pharmaceuticals — 0.1%
GlaxoSmithKline Capital plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.35%), 2.69%, 5/14/2021(a)	11,198	11,222

Road & Rail — 0.1%
Canadian Pacific Railway Co. (Canada) 7.25%, 5/15/2019	1,270	1,323
Union Pacific Corp. 5.70%, 8/15/2018	2,559	2,574

		3,897

Technology Hardware, Storage & Peripherals — 0.0%(d)
Apple, Inc. (ICE LIBOR USD 3 Month + 0.82%), 3.15%, 2/22/2019(a)	300	302

Thrifts & Mortgage Finance — 0.6%
BPCE SA (France)
2.50%, 12/10/2018	32,398	32,369
2.50%, 7/15/2019	15,000	14,914

		47,283

Tobacco — 0.6%
BAT International Finance plc (United Kingdom) 1.85%, 6/15/2018(b)	5,118	5,117
Japan Tobacco, Inc. (Japan) 2.10%, 7/23/2018(b)	6,172	6,169
Reynolds American, Inc. (United Kingdom)
2.30%, 6/12/2018	14,122	14,121
8.13%, 6/23/2019	18,415	19,370

		44,777

Trading Companies & Distributors — 0.7%
Air Lease Corp.
2.63%, 9/4/2018	31,088	31,081
3.38%, 1/15/2019	24,526	24,590

		55,671

TOTAL CORPORATE BONDS (Cost $4,347,062)		4,339,354

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CERTIFICATES OF DEPOSIT — 10.7%
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.32%), 2.74%, 7/18/2019(a)(e)	50,000	50,038
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.28%), 2.71%, 10/15/2019(a)(e)	54,897	54,919
(ICE LIBOR USD 3 Month + 0.26%), 2.68%, 11/4/2019(a)(e)	35,200	35,204
(ICE LIBOR USD 3 Month + 0.30%), 2.70%, 5/22/2020(a)(e)	64,400	64,362
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.21%), 2.63%, 8/5/2019(a)(e)	56,700	56,706
(ICE LIBOR USD 3 Month + 0.40%), 2.78%, 5/2/2020(a)(e)	43,980	44,045
Credit Agricole Corporate and Investment Bank (France) (ICE LIBOR USD 3 Month + 0.39%), 2.81%, 5/11/2020(a)(e)	109,640	109,629
MUFG Bank Ltd. (Japan)
(ICE LIBOR USD 3 Month + 0.43%), 2.82%, 7/15/2019(a)(e)	32,641	32,705
(ICE LIBOR USD 3 Month + 0.45%), 2.56%, 9/9/2019(a)(e)	15,360	15,389
Nordea Bank AB (Sweden) (ICE LIBOR USD 3 Month + 0.40%), 2.74%, 3/27/2020(a)(e)	65,800	65,835
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 3 Month + 0.37%), 2.78%, 7/11/2019(a)(e)	53,036	53,122
(ICE LIBOR USD 3 Month + 0.38%), 2.83%, 8/2/2019(a)(e)	26,550	26,598
(ICE LIBOR USD 3 Month + 0.45%), 2.52%, 9/5/2019(a)(e)	37,500	37,597
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 3 Month + 0.27%), 2.67%, 10/21/2019(a)(e)	20,700	20,697
(ICE LIBOR USD 3 Month + 0.40%), 2.76%, 4/1/2020(a)(e)	74,680	74,746
UBS AG (Switzerland) (ICE LIBOR USD 3 Month + 0.42%), 2.48%, 3/2/2020(a)(e)	96,925	96,942

TOTAL CERTIFICATES OF DEPOSIT (Cost $837,822)		838,534

ASSET-BACKED SECURITIES — 7.8%
Ally Auto Receivables Trust
Series 2017-2, Class A2, 1.49%, 11/15/2019	4,531	4,523
Series 2017-3, Class A2, 1.53%, 3/16/2020	13,868	13,827
Series 2017-5, Class A2, 1.81%, 6/15/2020	25,408	25,332
Americredit Automobile Receivables Trust Series 2018-1, Class A2A, 2.71%, 7/19/2021	8,400	8,401
AmeriCredit Automobile Receivables Trust
Series 2016-4, Class A2A, 1.34%, 4/8/2020	3,649	3,645
Series 2017-3, Class A2A, 1.69%, 12/18/2020	7,611	7,577
Series 2017-4, Class A2A, 1.83%, 5/18/2021	33,950	33,828
BMW Vehicle Lease Trust
Series 2016-2, Class A2, 1.23%, 1/22/2019	524	523
Series 2017-2, Class A2A, 1.80%, 2/20/2020	10,034	9,996
Capital Auto Receivables Asset Trust
Series 2015-3, Class A3, 1.94%, 1/21/2020	4,025	4,023
Series 2016-2, Class A3, 1.46%, 6/22/2020	3,104	3,092
Series 2017-1, Class A2, 1.76%, 6/22/2020(b)	18,980	18,916
CarMax Auto Owner Trust
Series 2016-4, Class A2, 1.21%, 11/15/2019	6,932	6,923
Series 2017-1, Class A2, 1.54%, 2/18/2020	6,877	6,865
Series 2014-3, Class A4, 1.73%, 2/18/2020	1,076	1,074
Series 2015-2, Class A3, 1.37%, 3/16/2020	13,130	13,093
Series 2017-2, Class A2, 1.63%, 6/15/2020	25,108	25,038
Series 2015-4, Class A3, 1.56%, 11/16/2020	2,392	2,379
Series 2016-1, Class A3, 1.61%, 11/16/2020	1,735	1,725
Chrysler Capital Auto Receivables Trust Series 2016-BA, Class A2, 1.36%, 1/15/2020(b)	317	317

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
CNH Equipment Trust
Series 2016-C, Class A2, 1.26%, 2/18/2020	7,195	7,184
Series 2017-A, Class A2, 1.64%, 7/15/2020	16,259	16,200
Series 2018-A, Class A2, 2.78%, 8/16/2021	64,187	64,186
Dell Equipment Finance Trust
Series 2017-1, Class A2, 1.86%, 6/24/2019(b)	4,853	4,844
Series 2017-2, Class A2A, 1.97%, 2/24/2020(b)	11,314	11,273
Drive Auto Receivables Trust
Series 2018-2, Class A2, 2.64%, 9/15/2020	16,518	16,516
Series 2018-2, Class A3, 2.88%, 6/15/2021	7,785	7,788
Ford Credit Auto Lease Trust
Series 2017-B, Class A2A, 1.80%, 6/15/2020	38,375	38,196
Series 2018-A, Class A2A, 2.71%, 12/15/2020	13,149	13,149
Ford Credit Auto Owner Trust
Series 2016-C, Class A2A, 1.04%, 9/15/2019	4,603	4,596
Series 2017-C, Class A2A, 1.80%, 9/15/2020	29,098	28,987
Honda Auto Receivables Owner Trust
Series 2015-3, Class A3, 1.27%, 4/18/2019	37	37
Series 2017-4, Class A2, 1.80%, 1/21/2020	47,174	47,019
Hyundai Auto Lease Securitization Trust
Series 2017-A, Class A2A, 1.56%, 7/15/2019(b)	11,325	11,308
Series 2016-C, Class A3, 1.49%, 2/18/2020(b)	7,070	7,050
Series 2017-C, Class A2A, 1.89%, 3/16/2020(b)	31,645	31,476
Series 2017-A, Class A3, 1.88%, 8/17/2020(b)	2,214	2,203
Mercedes-Benz Auto Lease Trust
Series 2016-B, Class A3, 1.35%, 8/15/2019	6,031	6,010
Series 2018-A, Class A2, 2.20%, 4/15/2020	30,805	30,725
Nissan Auto Lease Trust Series 2016-B, Class A3, 1.50%, 7/15/2019	2,333	2,327
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A2A, 1.07%, 5/15/2019	70	71
Santander Drive Auto Receivables Trust
Series 2017-2, Class A2, 1.60%, 3/16/2020	5,215	5,213
Series 2017-3, Class A2, 1.67%, 6/15/2020	14,222	14,196
Series 2016-3, Class A3, 1.50%, 8/17/2020	1,274	1,272
Series 2018-1, Class A2, 2.10%, 11/16/2020	19,384	19,326
Toyota Auto Receivables Owner Trust
Series 2015-B, Class A3, 1.27%, 5/15/2019	448	448
Series 2017-A, Class A2A, 1.42%, 9/16/2019	12,201	12,179
Series 2016-B, Class A3, 1.30%, 4/15/2020	4,005	3,983
Volvo Financial Equipment LLC
Series 2017-1A, Class A2, 1.55%, 10/15/2019(b)	7,037	7,019
Series 2017-1A, Class A3, 1.92%, 3/15/2021(b)	4,041	4,002
World Omni Auto Receivables Trust Series 2017-A, Class A2A, 1.50%, 8/17/2020	345	344

TOTAL ASSET-BACKED SECURITIES (Cost $611,728)		610,224

U.S. TREASURY OBLIGATIONS — 1.0%
U.S. Treasury Notes 1.13%, 5/31/2019 (Cost $78,474)	79,400	78,504

FOREIGN GOVERNMENT SECURITIES — 0.1%
Japan Finance Organization for Municipalities (Japan) 2.13%, 3/6/2019(b)	1,950	1,941
Province of Ontario (Canada) 2.00%, 1/30/2019	7,527	7,505

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $9,480)		9,446

SHORT-TERM INVESTMENTS — 25.5%
CERTIFICATES OF DEPOSIT — 7.4%
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.19%), 2.60%, 4/24/2019(a)(e)	9,000	9,005
Bank of Nova Scotia (The) (Canada) 2.21%, 12/6/2018(e)	1,400	1,396
Barclays Bank plc (United Kingdom)
1.96%, 9/4/2018(e)	3,350	3,345
2.00%, 12/5/2018(e)	27,500	27,425
2.19%, 12/31/2018(e)	66,900	66,748

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
CERTIFICATES OF DEPOSIT — continued
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 3 Month + 0.13%), 2.53%, 10/26/2018(a)(e)	1,950	1,952
(ICE LIBOR USD 3 Month + 0.33%), 2.74%, 5/29/2019(a)(e)	12,380	12,394
China Construction Bank Corp. 2.35%, 6/8/2018(e)	700	700
Cooperatieve Rabobank UA (Netherlands) 1.78%, 4/3/2019(e)	36,710	36,585
Credit Suisse AG (Switzerland)
2.22%, 1/16/2019(e)	1,620	1,617
(ICE LIBOR USD 3 Month + 0.34%), 2.71%, 4/9/2019(a)(e)	5,100	5,105
Deutsche Bank AG (Germany)
2.00%, 7/10/2018(e)	8,800	8,800
2.00%, 8/3/2018(e)	4,600	4,598
2.47%, 8/22/2018(e)	8,300	8,302
Industrial & Commercial Bank of China Ltd. (China) 2.65%, 11/2/2018(e)	94,200	94,208
Lloyds Bank plc (United Kingdom) 1.74%, 10/17/2018(e)	31,600	31,522
MUFG Bank Ltd. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 2.71%, 2/22/2019(a)(e)	44,620	44,766
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.22%), 2.61%, 2/14/2019(a)(e)	41,382	41,402
Natixis SA (France)
1.82%, 11/8/2018(e)	4,500	4,487
2.75%, 5/15/2019(e)	19,500	19,505
Royal Bank of Canada (Canada)
1.95%, 12/6/2018(e)	24,700	24,638
(ICE LIBOR USD 3 Month + 0.15%), 2.51%, 5/20/2019(a)(e)	31,500	31,497
Societe Generale SA (France)
1.70%, 10/11/2018(e)	4,550	4,539
1.80%, 11/2/2018(e)	40,610	40,506
Standard Chartered Bank (United Kingdom) 1.83%, 10/26/2018(e)	28,550	28,487
Toronto-Dominion Bank (The) (Canada)
2.15%, 1/24/2019(e)	1,460	1,457
2.66%, 5/3/2019(e)	10,900	10,912
Wells Fargo Bank NA 1.55%, 7/10/2018(e)	4,800	4,798
Westpac Banking Corp. (Australia)
1.51%, 7/20/2018(e)	4,540	4,537
1.69%, 10/10/2018(e)	3,400	3,393

TOTAL CERTIFICATES OF DEPOSIT (COST $579,210)		578,626

COMMERCIAL PAPER — 8.4%
AXA Financial, Inc. 1.64%, 6/12/2018(e)	44,290	44,260
Bank of China Ltd. (China) 2.65%, 10/18/2018(e)	11,812	11,695
Bell Canada (Canada) 2.47%, 7/6/2018(e)	20,000	19,956
Danske Corp. (Denmark) 1.67%, 9/5/2018(e)	70,450	70,007
Enbridge, Inc. (Canada) 3.02%, 7/9/2018(e)	15,000	14,961
Federation des Caisses Desjardins du Quebec (Canada) 1.97%, 12/3/2018(e)	28,900	28,530
First Abu Dhabi Bank PJSC (United Arab Emirates)
1.78%, 7/20/2018(e)	75,100	74,880
2.43%, 7/26/2018(e)	15,000	14,949
Ford Motor Credit Co. LLC
2.86%, 2/20/2019(e)	10,800	10,583
3.16%, 4/9/2019(e)	31,000	30,241
Glencore Funding LLC (Switzerland) 2.46%, 7/5/2018(e)	18,000	17,961
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.18%), 2.57%, 2/13/2019(a)(e)	43,100	43,178
Mondelez International, Inc. 2.31%, 6/4/2018(e)	20,000	19,995
Potash Corp. of Saskatchewan, Inc. (Canada) 2.82%, 6/28/2018(e)	34,700	34,638
Santander UK plc (United Kingdom) 2.50%, 10/1/2018(e)	37,340	37,037
Schlumberger Holdings Corp. 0.00%, 3/1/2019(e)	40,000	39,131
Suncor Energy, Inc. (Canada) 2.60%, 8/13/2018(e)	6,200	6,168
TELUS Corp. (Canada) 2.72%, 6/25/2018(e)	3,750	3,744
UBS AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.23%), 2.63%, 11/8/2018(a)(e)	16,900	16,922
Vodafone Group plc (United Kingdom)
1.76%, 9/5/2018(e)	64,400	63,949
1.81%, 9/25/2018(e)	5,000	4,957
Walgreens Boots Alliance, Inc. 2.28%, 7/9/2018(e)	47,475	47,353

TOTAL COMMERCIAL PAPER (COST $655,351)		655,095

	Shares ($000)
INVESTMENT COMPANIES — 4.3%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90% (f)(g)(Cost $335,331)	335,295	335,362

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 5.4%
Citigroup Global Markets Holdings, Inc., 3.04%, dated 5/31/2018, due 1/18/2019, repurchase price $112,127, collateralized by Collateralized Mortgage Obligations, 1.38% - 4.75%, due 11/12/2036 - 4/25/2057, with the value of $118,800.	110,000	110,000
Credit Suisse Securities USA LLC, 2.79%, dated 5/31/2018, due 3/26/2019, repurchase price $94,684, collateralized by Corporate Notes and Bonds, 0.00% - 9.88%, due 6/17/2019 - 11/15/2066, with the value of $100,443.	93,000	93,000
Merrill Lynch PFS, Inc., 2.18%, dated 5/31/2018, due 7/13/2018, repurchase price $55,183, collateralized by Municipal Debt Securities, 0.00% - 7.47%, due 8/1/2018 - 6/1/2047, with the value of $59,400.	55,000	55,000
Wells Fargo Securities LLC, 3.00%, dated 5/31/2018, due 11/14/2018, repurchase price $165,807, collateralized by Asset-Backed Securities, 0.53% - 10.33%, due 4/22/2020 - 10/25/2056, with the value of $182,608.	163,500	163,500

TOTAL REPURCHASE AGREEMENTS (COST $421,500)		421,500

TOTAL SHORT-TERM INVESTMENTS (Cost $1,991,392)		1,990,583

Total Investments - 100.6% (Cost $7,875,958)		7,866,645
Liabilities in Excess of Other Assets - (0.6%)		(48,075)

Net Assets - 100.0%		7,818,570

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(b)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(c)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	—	Amount rounds to less than 0.05% of net assets.
(e)	—	The rate shown is the effective yield as of May 31, 2018.
(f)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	The rate shown was the current yield as of May 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$610,224	$—	$610,224
Certificates of Deposit	—	838,534	—	838,534
Corporate Bonds
Aerospace & Defense	—	19,296	—	19,296
Automobiles	—	186,433	—	186,433
Banks	—	1,838,845	—	1,838,845
Beverages	—	25,089	—	25,089
Biotechnology	—	40,240	—	40,240
Capital Markets	—	407,336	—	407,336
Chemicals	—	86,598	—	86,598
Consumer Finance	—	294,831	—	294,831
Diversified Financial Services	—	175,457	—	175,457
Diversified Telecommunication Services	—	91,939	—	91,939
Electric Utilities	—	108,294	—	108,294
Energy Equipment & Services	—	18,162	—	18,162
Equity Real Estate Investment Trusts (REITs)	—	6,931	—	6,931
Food & Staples Retailing	—	33,826	—	33,826
Food Products	—	17,706	—	17,706
Gas Utilities	—	4,454	—	4,454
Health Care Providers & Services	—	43,479	—	43,479
Household Products	—	29,058	—	29,058
Independent Power and Renewable Electricity Producers	—	8,179	—	8,179
Industrial Conglomerates	—	2,838	—	2,838
Insurance	—	528,395	—	528,395
Internet Software & Services	—	24,552	—	24,552
IT Services	—	2,730	—	2,730
Machinery	—	17,264	—	17,264
Media	—	3,801	—	3,801
Multi-Utilities	—	115,107	—	115,107
Oil, Gas & Consumable Fuels	—	45,362	—	45,362
Pharmaceuticals	—	11,222	—	11,222
Road & Rail	—	3,897	—	3,897
Technology Hardware, Storage & Peripherals	—	302	—	302
Thrifts & Mortgage Finance	—	47,283	—	47,283
Tobacco	—	44,777	—	44,777
Trading Companies & Distributors	$—	$55,671	$—	$55,671

Total Corporate Bonds	—	4,339,354	—	4,339,354

Foreign Government Securities	—	9,446	—	9,446
U.S. Treasury Obligations	—	78,504	—	78,504
Short-Term Investments
Certificates of Deposit	—	578,626	—	578,626
Commercial Paper	—	655,095	—	655,095
Investment Companies	335,362	—	—	335,362
Repurchase Agreements	—	421,500	—	421,500

Total Investments in Securities	$335,362	$7,531,283	$—	$7,866,645

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 41.1%
Aerospace & Defense — 0.7%
Arconic, Inc. 5.90%, 2/1/2027		887	894
Bombardier, Inc. (Canada)
8.75%, 12/1/2021(a)		466	517
6.00%, 10/15/2022(a)		135	134
Harris Corp. 4.85%, 4/27/2035		3,705	3,848
KLX, Inc. 5.88%, 12/1/2022(a)		1,920	2,006
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(a)		1,145	1,188
Leonardo SpA (Italy) 4.88%, 3/24/2025	EUR	750	997
Rockwell Collins, Inc. 3.50%, 3/15/2027		2,250	2,151
TransDigm, Inc. 6.50%, 7/15/2024		356	363
Triumph Group, Inc.
4.88%, 4/1/2021		1,370	1,327
7.75%, 8/15/2025		525	529

			13,954

Air Freight & Logistics — 0.1%
XPO Logistics, Inc. 6.50%, 6/15/2022(a)		870	891

Airlines — 0.2%
Continental Airlines Pass-Through Trust
Series 2012-2, Class A, 4.00%, 10/29/2024		3,913	3,931

Auto Components — 0.9%
Adient Global Holdings Ltd.
3.50%, 8/15/2024(b)	EUR	400	456
4.88%, 8/15/2026(a)		2,600	2,373
Allison Transmission, Inc.
5.00%, 10/1/2024(a)		200	198
4.75%, 10/1/2027(a)		350	328
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		650	670
6.25%, 4/1/2025		1,537	1,518
6.50%, 4/1/2027		600	586
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)		1,035	1,012
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)		495	505
Dana, Inc. 5.50%, 12/15/2024		2,500	2,516
Delphi Technologies plc 5.00%, 10/1/2025(a)		635	606
Faurecia SA (France) 2.63%, 6/15/2025(b)	EUR	750	889
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		84	78
Icahn Enterprises LP 5.88%, 2/1/2022		150	152
IHO Verwaltungs GmbH (Germany)
3.25% (cash), 9/15/2023(b)(c)	EUR	600	720
4.50% (cash), 9/15/2023(a)(c)		1,000	964
3.75% (cash), 9/15/2026(b)(c)	EUR	900	1,094
LKQ European Holdings BV 3.63%, 4/1/2026(a)	EUR	384	443
LKQ Italia Bondco SpA 3.88%, 4/1/2024(b)	EUR	200	244
TI Group Automotive Systems LLC (United Kingdom) 8.75%, 7/15/2023(a)		752	784

			16,136

Automobiles — 0.3%
Fiat Chrysler Automobiles NV (United Kingdom)
5.25%, 4/15/2023		1,250	1,259
3.75%, 3/29/2024(b)	EUR	2,000	2,528
Ford Motor Co. 4.75%, 1/15/2043		1,535	1,370
Peugeot SA (France) 2.38%, 4/14/2023(b)	EUR	867	1,069

			6,226

Banks — 3.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)
(EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021(b)(d)(e)(f)	EUR	1,600	2,114
Bank of America Corp.
Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.99%, 7/30/2018(d)(e)(f)		78	78
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)		1,990	1,932
3.25%, 10/21/2027		3,760	3,513
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(d)(e)(f)		4,450	4,400
Bank of Ireland (Ireland)
(EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020(b)(d)(e)(f)	EUR	800	1,006
Bankia SA (Spain)
(EUR Swap Annual 5 Year + 3.35%), 3.38%, 3/15/2027(b)(e)	EUR	1,800	2,162
Barclays plc (United Kingdom)
(GBP Swap 5 Year + 6.46%), 7.25%, 3/15/2023(b)(d)(e)(f)	GBP	1,600	2,226
5.20%, 5/12/2026		223	219

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
CIT Group, Inc.
5.00%, 8/15/2022		243	247
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019(d)(e)(f)		1,650	1,696
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(d)(e)(f)		3,421	3,515
(ICE LIBOR USD 3 Month + 4.07%),
5.95%, 1/30/2023(d)(e)(f)		200	203
3.70%, 1/12/2026		1,890	1,837
3.20%, 10/21/2026		1,705	1,591
Commerzbank AG (Germany) 7.75%, 3/16/2021	EUR	1,700	2,342
Credit Agricole SA (France)
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(d)(e)(f)		1,810	1,970
Danske Bank A/S (Denmark)
(EUR Swap Annual 5 Year + 5.47%), 5.88%, 4/6/2022(b)(d)(e)(f)	EUR	1,600	2,048
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.00%), 3.33%, 5/18/2024(e)		3,378	3,365
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025(d)(e)(f)		3,000	3,004
ING Groep NV (Netherlands)
(USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(b)(d)(e)(f)		1,501	1,548
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025(d)(e)(f)		800	797
(EUR Swap Annual 5 Year + 2.85%), 3.00%, 4/11/2028(e)	EUR	3,800	4,727
Intesa Sanpaolo SpA (Italy) 5.71%, 1/15/2026(a)		2,200	2,029
Lloyds Banking Group plc (United Kingdom)
(EUR Swap Annual 5 Year + 5.29%), 6.37%, 6/27/2020(b)(d)(e)(f)	EUR	2,850	3,557
(GBP Swap 5 Year + 5.01%), 7.63%, 6/27/2023(b)(d)(e)(f)	GBP	600	882
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%),
8.62%, 8/15/2021(d)(e)(f)		900	974
6.13%, 12/15/2022		930	984
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(e)		2,137	2,083
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029(e)		2,445	2,440
Societe Generale SA (France)
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(d)(e)(f)		3,354	3,568
Toronto-Dominion Bank (The) (Canada)
(USD Swap Semi 5 Year + 2.21%), 3.62%, 9/15/2031(e)		2,785	2,662
UBS Group AG (Switzerland)
(USD Swap Semi 5 Year + 5.46%), 7.13%, 2/19/2020(b)(d)(e)(f)		2,682	2,751
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(b)(d)(e)(f)	EUR	2,400	3,055
Wells Fargo & Co. 4.75%, 12/7/2046		550	540

			72,065

Beverages — 0.1%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046		1,790	1,858
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025(a)		149	147

			2,005

Biotechnology — 0.0%(g)
Grifols SA (Spain) 3.20%, 5/1/2025(b)	EUR	700	812

			812

Building Products — 0.4%
American Woodmark Corp. 4.88%, 3/15/2026(a)		230	220
James Hardie International Finance DAC (Ireland) 4.75%, 1/15/2025(a)		1,000	971
Jeld-Wen, Inc. 4.63%, 12/15/2025(a)		1,015	959
Masco Corp.
4.38%, 4/1/2026		1,173	1,173
3.50%, 11/15/2027		1,590	1,493
Owens Corning
4.30%, 7/15/2047		1,770	1,494
4.40%, 1/30/2048		380	327
Standard Industries, Inc. 4.75%, 1/15/2028(a)		965	885

			7,522

Capital Markets — 1.9%
A10 Revolving Asset Financing LLC
+ 0.00%), 7.88%, 1/9/2020‡(e)		6,000	6,000
Carlyle Promissory Note 4.35%, 7/15/2019‡		189	188
Credit Suisse AG (Switzerland)
(EUR Swap Annual 5 Year + 4.00%), 5.75%, 9/18/2025(b)(e)	EUR	1,020	1,311

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Capital Market — continued
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%),
7.50%, 12/11/2023(a)(d)(e)(f)		3,910	4,096
4.28%, 1/9/2028(a)		3,330	3,246
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(e)		1,345	1,265
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%),
5.00%, 11/10/2022(d)(e)(f)		4,750	4,517
4.25%, 10/21/2025		1,650	1,634
(ICE LIBOR USD 3 Month + 1.17%), 3.49%, 5/15/2026(e)		2,358	2,344
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(e)		871	832
LPL Holdings, Inc. 5.75%, 9/15/2025(a)		62	60
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%),
5.55%, 7/15/2020(d)(e)(f)		2,020	2,073
3.13%, 7/27/2026		4,405	4,125
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(e)		530	512
UBS AG (Switzerland) 5.13%, 5/15/2024(b)		3,815	3,834

			36,037

Chemicals — 1.4%
Arkema SA (France)
(EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020(b)(d)(e)(f)	EUR	300	378
Ashland LLC 4.75%, 8/15/2022		350	351
Axalta Coating Systems LLC 4.25%, 8/15/2024(b)	EUR	650	795
CF Industries, Inc. 4.50%, 12/1/2026(a)		1,725	1,706
Chemours Co. (The)
6.63%, 5/15/2023		1,010	1,061
7.00%, 5/15/2025		150	161
CTC BondCo GmbH (Germany) 5.25%, 12/15/2025(b)	EUR	1,300	1,501
Gates Global LLC 6.00%, 7/15/2022(a)		194	196
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)		600	585
Hexion, Inc. 6.63%, 4/15/2020		160	151
Huntsman International LLC
5.13%, 11/15/2022		2,040	2,101
4.25%, 4/1/2025	EUR	1,300	1,730
INEOS Group Holdings SA (Luxembourg)
5.38%, 8/1/2024(b)	EUR	600	733
5.63%, 8/1/2024(a)		2,220	2,231
Kraton Polymers LLC 5.25%, 5/15/2026(a)	EUR	455	533
Kronos International, Inc. 3.75%, 9/15/2025(b)	EUR	900	1,032
Monitchem HoldCo 2 SA (Luxembourg) 6.88%, 6/15/2022(b)	EUR	700	744
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(a)		1,670	1,582
OCP SA (Morocco) 4.50%, 10/22/2025(b)		2,850	2,729
PolyOne Corp. 5.25%, 3/15/2023		400	406
Rain CII Carbon LLC 7.25%, 4/1/2025(a)		1,350	1,393
Scotts Miracle-Gro Co. (The) 6.00%, 10/15/2023		2,230	2,311
Solvay Finance SA (Belgium)
(EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(b)(d)(e)(f)	EUR	1,000	1,325
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)		800	792

			26,527

Commercial Services & Supplies — 0.6%
ACCO Brands Corp. 5.25%, 12/15/2024(a)		2,280	2,280
ADT Corp. (The) 4.13%, 6/15/2023		635	581
Clean Harbors, Inc. 5.13%, 6/1/2021		1,300	1,308
Elis SA (France) 1.88%, 2/15/2023(b)	EUR	1,000	1,160
Garda World Security Corp. (Canada) 8.75%, 5/15/2025(a)		480	488
ILFC E-Capital Trust I
(USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.64%, 12/21/2065(a)(e)		255	241
Paprec Holding SA (France) 4.00%, 3/31/2025(a)	EUR	1,000	1,169
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)		531	563
SPIE SA (France) 3.13%, 3/22/2024(b)	EUR	1,200	1,406
Verisure Midholding AB (Sweden) 5.75%, 12/1/2023(b)	EUR	1,375	1,583

			10,779

Communications Equipment — 0.2%
Avaya, Inc. 7.00%, 4/1/2019‡(h)		265	—	(i)
CommScope Technologies LLC 6.00%, 6/15/2025(a)		3,515	3,524
Goodman Networks, Inc. 8.00%, 5/11/2022‡		94	65
Riverbed Technology, Inc. 8.88%, 3/1/2023(a)		240	225

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Communications Equipment — continued
Telefonaktiebolaget LM Ericsson (Sweden) 1.88%, 3/1/2024(b)	EUR	400	459
ViaSat, Inc. 5.63%, 9/15/2025(a)		5	4

			4,277

Construction & Engineering — 0.0%(g)
MasTec, Inc. 4.88%, 3/15/2023		205	202
Novafives SAS (France) 5.00%, 6/15/2025(a)	EUR	600	678

			880

Construction Materials — 0.2%
Cemex SAB de CV (Mexico) 7.75%, 4/16/2026(a)		771	831
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		2,065	1,930
4.25%, 12/15/2047		706	624

			3,385

Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
4.63%, 10/30/2020		2,076	2,125
5.00%, 10/1/2021		284	295
3.65%, 7/21/2027		3,271	3,008
Ally Financial, Inc.
4.63%, 5/19/2022		2,714	2,724
4.63%, 3/30/2025		535	529
8.00%, 11/1/2031		270	324
Capital One Financial Corp. 3.75%, 7/28/2026		2,260	2,113
General Motors Financial Co., Inc. 4.00%, 10/6/2026		2,645	2,541
ILFC E-Capital Trust II
(US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.89%, 12/21/2065(a)(e)		325	310
Synchrony Financial 3.95%, 12/1/2027		1,192	1,107

			15,076

Containers & Packaging — 0.9%
Ardagh Packaging Finance plc (Ireland)
2.75%, 3/15/2024(b)	EUR	300	352
6.75%, 5/15/2024(b)	EUR	1,600	2,022
7.25%, 5/15/2024(a)		1,905	1,988
6.00%, 2/15/2025(a)		1,870	1,833
Ball Corp. 4.38%, 12/15/2023	EUR	700	917
Crown European Holdings SA
4.00%, 7/15/2022(b)	EUR	600	763
2.63%, 9/30/2024(b)	EUR	1,400	1,621
Horizon Parent Holdings SARL (France) 8.25% (cash), 2/15/2022(b)(c)	EUR	1,100	1,344
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020		3,072	3,087
SIG Combibloc Holdings SCA (Luxembourg) 7.75%, 2/15/2023(b)	EUR	1,000	1,216
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	1,000	1,189

			16,332

Diversified Consumer Services — 0.1%
Service Corp. International
5.38%, 5/15/2024		1,019	1,028
7.50%, 4/1/2027		315	353
Sotheby’s 4.88%, 12/15/2025(a)		90	87

			1,468

Diversified Financial Services — 0.7%
CNG Holdings, Inc. 9.38%, 5/15/2020(a)		415	413
EDP Finance BV (Portugal)
5.25%, 1/14/2021(a)		5,475	5,670
3.63%, 7/15/2024(a)		3,560	3,471
ProGroup AG (Germany) 3.00%, 3/31/2026(a)	EUR	1,000	1,151
Vantiv LLC 3.88%, 11/15/2025(b)	GBP	450	578
Worldpay Finance plc (United Kingdom) 3.75%, 11/15/2022(b)	EUR	800	1,008

			12,291

Diversified Telecommunication Services — 3.2%
Altice France SA (France)
5.38%, 5/15/2022(b)	EUR	600	717
6.00%, 5/15/2022(a)		2,585	2,576
5.63%, 5/15/2024(b)	EUR	1,000	1,218
AT&T, Inc.
3.90%, 3/11/2024		3,530	3,530
4.80%, 6/15/2044		640	595
CCO Holdings LLC 5.88%, 4/1/2024(a)		500	504
5.38%, 5/1/2025(a)		3,700	3,607
5.75%, 2/15/2026(a)		11,015	10,791
5.50%, 5/1/2026(a)		70	68
5.13%, 5/1/2027(a)		2,280	2,135
Cellnex Telecom SA (Spain) 2.38%, 1/16/2024(b)	EUR	400	463
CenturyLink, Inc.
Series W,
6.75%, 12/1/2023		2,605	2,608
5.63%, 4/1/2025		205	192
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)		130	116
Cogent Communications Finance, Inc. 5.63%, 4/15/2021(a)		2,000	2,000
Consolidated Communications, Inc. 6.50%, 10/1/2022		82	76
Embarq Corp. 8.00%, 6/1/2036		586	557

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Telecommunication Services — continued
Frontier Communications Corp.
10.50%, 9/15/2022		62	56
11.00%, 9/15/2025		147	118
8.50%, 4/1/2026(a)		400	387
GCI, Inc. 6.75%, 6/1/2021		804	814
Intelsat Jackson Holdings SA (Luxembourg)
7.50%, 4/1/2021		2,120	2,072
5.50%, 8/1/2023		1,961	1,715
8.00%, 2/15/2024(a)		1,857	1,964
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021		12	10
8.13%, 6/1/2023		28	21
Level 3 Financing, Inc.
5.38%, 8/15/2022		306	306
5.63%, 2/1/2023		54	55
5.38%, 5/1/2025		2,275	2,201
Sprint Capital Corp.
6.88%, 11/15/2028		250	239
8.75%, 3/15/2032		6,020	6,479
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033		218	221
6.00%, 9/30/2034		124	119
7.20%, 7/18/2036		80	85
7.72%, 6/4/2038		38	42
Telecom Italia SpA (Italy)
3.25%, 1/16/2023(b)	EUR	500	622
3.00%, 9/30/2025(b)	EUR	1,800	2,171
3.63%, 5/25/2026(b)	EUR	1,100	1,376
Telefonica Emisiones SAU (Spain) 5.21%, 3/8/2047		1,720	1,720
Verizon Communications, Inc. 4.86%, 8/21/2046		1,300	1,253
Virgin Media Finance plc (United Kingdom) 4.50%, 1/15/2025(b)	EUR	1,100	1,301
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 8/15/2026(a)		1,595	1,513
Windstream Services LLC
6.38%, 8/1/2023		240	139
8.75%, 12/15/2024(a)		2,227	1,347

			60,099

Electric Utilities — 0.9%
EDP — Energias de Portugal SA (Portugal)
(EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075(b)(e)	EUR	500	638
Emera US Finance LP (Canada) 3.55%, 6/15/2026		5,700	5,406
Enel Finance International NV (Italy)
5.63%, 8/14/2024(b)	GBP	600	935
3.50%, 4/6/2028(a)		2,675	2,403
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027		2,385	2,336
FirstEnergy Transmission LLC 5.45%, 7/15/2044(a)		1,290	1,451
Gas Natural Fenosa Finance BV (Spain)
(EUR Swap Annual 9 Year + 3.08%), 3.38%, 4/24/2024(b)(d)(e)(f)	EUR	1,100	1,279
ITC Holdings Corp. 3.25%, 6/30/2026		3,355	3,171
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(h)		2,500	19

			17,638

Electrical Equipment — 0.1%
Orano SA (France) 4.88%, 9/23/2024	EUR	1,000	1,259
Vertiv Group Corp. 9.25%, 10/15/2024(a)		312	306

			1,565

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.38%, 7/15/2027(b)	EUR	900	1,011
CDW LLC 5.00%, 9/1/2025		600	593

			1,604

Energy Equipment & Services — 0.3%
CSI Compressco LP 7.25%, 8/15/2022		400	375
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		35	36
Ensco plc 5.20%, 3/15/2025		79	66
Noble Holding International Ltd. (United Kingdom) 7.75%, 1/15/2024		44	41
Parker Drilling Co. 7.50%, 8/1/2020		500	466
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023		35	37
7.13%, 1/15/2026(a)		1,495	1,525
Saipem Finance International BV (Italy) 3.75%, 9/8/2023(b)	EUR	700	841
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)		298	302
Transocean, Inc.
9.00%, 7/15/2023(a)		433	467
7.50%, 4/15/2031		77	71
Vallourec SA (France)
6.63%, 10/15/2022(b)	EUR	500	599
2.25%, 9/30/2024(b)	EUR	1,400	1,323
Weatherford International Ltd.
7.75%, 6/15/2021		12	12
6.50%, 8/1/2036		6	5
7.00%, 3/15/2038		8	6
6.75%, 9/15/2040		3	3

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Energy Equipment & Services — continued
5.95%, 4/15/2042		143	106

			6,281

Equity Real Estate Investment Trusts (REITs) — 1.3%
American Tower Corp. 3.60%, 1/15/2028		1,695	1,589
American Tower Trust #1 3.65%, 3/23/2028(a)		1,930	1,921
CoreCivic, Inc. 4.63%, 5/1/2023		1,304	1,281
CyrusOne LP
5.00%, 3/15/2024		106	106
5.38%, 3/15/2027		65	66
Equinix, Inc.
5.75%, 1/1/2025		310	316
2.88%, 10/1/2025	EUR	1,750	1,964
5.88%, 1/15/2026		1,020	1,039
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)		1,525	1,465
GEO Group, Inc. (The)
5.13%, 4/1/2023		500	491
5.88%, 10/15/2024		840	830
Iron Mountain, Inc.
5.75%, 8/15/2024		110	109
3.00%, 1/15/2025(b)	EUR	600	687
Realty Income Corp. 3.00%, 1/15/2027		3,055	2,798
RHP Hotel Properties LP
5.00%, 4/15/2021		495	497
5.00%, 4/15/2023		530	527
SBA Communications Corp. 4.88%, 9/1/2024		1,120	1,047
Uniti Group LP 6.00%, 4/15/2023(a)		2,495	2,437
VEREIT Operating Partnership LP 4.60%, 2/6/2024		2,865	2,867
VICI Properties 1 LLC 8.00%, 10/15/2023		1,526	1,694

			23,731

Food & Staples Retailing — 0.6%
Albertsons Cos. LLC
6.63%, 6/15/2024		395	372
5.75%, 3/15/2025		90	79
Casino Guichard Perrachon SA (France) 3.58%, 2/7/2025(b)	EUR	900	1,007
Iceland Bondco plc (United Kingdom)
6.75%, 7/15/2024(b)	GBP	600	818
4.63%, 3/15/2025(b)	GBP	500	600
New Albertsons LP 7.45%, 8/1/2029		265	212
Picard Bondco SA (Luxembourg) 5.50%, 11/30/2024(b)	EUR	400	448
Picard Groupe SAS (France)
(EURIBOR 3 Month + 3.00%, 3.00% Floor), 3.00%, 11/30/2023(b)(e)	EUR	500	576
Rite Aid Corp. 6.13%, 4/1/2023(a)		2,500	2,562
SUPERVALU, Inc.
6.75%, 6/1/2021		85	86
7.75%, 11/15/2022		470	468
Tesco Corporate Treasury Services plc (United Kingdom) 2.50%, 7/1/2024(b)	EUR	2,500	3,083

			10,311

Food Products — 0.4%
Darling Global Finance BV 3.63%, 5/15/2026(a)	EUR	445	522
FAGE International SA (Luxembourg) 5.63%, 8/15/2026(a)		1,200	1,110
JBS USA LUX SA (Brazil)
7.25%, 6/1/2021(a)		362	366
5.75%, 6/15/2025(a)		306	283
Kraft Heinz Foods Co. 4.38%, 6/1/2046		725	643
Nomad Foods Bondco plc (United Kingdom) 3.25%, 5/15/2024(b)	EUR	1,000	1,175
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)		61	59
Post Holdings, Inc.
5.50%, 3/1/2025(a)		1,405	1,384
5.75%, 3/1/2027(a)		285	275
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)		1,885	1,931

			7,748

Gas Utilities — 0.0%(g)
AmeriGas Partners LP
5.88%, 8/20/2026		395	384
5.75%, 5/20/2027		92	87

			471

Health Care Equipment & Supplies — 0.6%
Auris Luxembourg II SA (Luxembourg) 8.00%, 1/15/2023(b)	EUR	1,000	1,216
Avantor, Inc. 6.00%, 10/1/2024(a)		1,600	1,592
DJO Finance LLC 8.13%, 6/15/2021(a)		1,250	1,258
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(a)		2,860	2,931
Hologic, Inc. 4.38%, 10/15/2025(a)		1,165	1,114
Kinetic Concepts, Inc. 7.88%, 2/15/2021(a)		2,065	2,122
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)		232	185

			10,418

Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		173	179
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)		2,000	1,885

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
Centene Corp.
4.75%, 1/15/2025		295	293
Community Health Systems, Inc.
7.13%, 7/15/2020		110	93
5.13%, 8/1/2021		29	27
6.88%, 2/1/2022		120	63
6.25%, 3/31/2023		156	146
CVS Health Corp.
4.30%, 3/25/2028		1,365	1,354
4.78%, 3/25/2038		640	635
Encompass Health Corp.
5.75%, 11/1/2024		1,350	1,370
5.75%, 9/15/2025		1,000	1,020
Envision Healthcare Corp. 5.63%, 7/15/2022		343	349
HCA, Inc.
7.50%, 2/15/2022		937	1,021
5.88%, 5/1/2023		1,150	1,196
5.38%, 2/1/2025		9,170	9,009
5.88%, 2/15/2026		3,440	3,462
5.25%, 6/15/2026		1,000	995
Kindred Healthcare, Inc. 8.75%, 1/15/2023		1,970	2,103
Synlab Bondco plc (United Kingdom) 6.25%, 7/1/2022(b)	EUR	900	1,082
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)		529	458
Tenet Healthcare Corp.
4.50%, 4/1/2021		1,000	994
4.38%, 10/1/2021		340	337
7.50%, 1/1/2022(a)		4,645	4,867
8.13%, 4/1/2022		1,095	1,144
6.75%, 6/15/2023		2,500	2,484

			36,566

Health Care Technology — 0.2%
IQVIA, Inc.
3.50%, 10/15/2024(b)	EUR	800	950
3.25%, 3/15/2025(b)	EUR	1,400	1,614
5.00%, 10/15/2026(a)		1,250	1,194

			3,758

Hotels, Restaurants & Leisure —1.3%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(a)		327	310
Accor SA (France)
(EUR Swap Annual 5 Year + 3.65%), 4.13%, 6/30/2020(b)(d)(e)(f)	EUR	1,000	1,230
Aramark International Finance SARL 3.13%, 4/1/2025(b)	EUR	600	715
Boyd Gaming Corp.
6.88%, 5/15/2023		1,039	1,091
6.38%, 4/1/2026		425	436
Boyne USA, Inc. 7.25%, 5/1/2025(a)		67	69
Cirsa Funding Luxembourg SA (Spain) 5.88%, 5/15/2023(b)	EUR	600	719
GLP Capital LP 5.25%, 6/1/2025		44	44
Golden Nugget, Inc. 6.75%, 10/15/2024(a)		319	323
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026(a)		5	5
International Game Technology plc
6.25%, 2/15/2022(a)		2,075	2,142
4.75%, 2/15/2023(b)	EUR	1,450	1,826
Interval Acquisition Corp. 5.63%, 4/15/2023		1,030	1,044
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)		1,910	1,967
KFC Holding Co. 4.75%, 6/1/2027(a)		331	311
LTF Merger Sub, Inc. 8.50%, 6/15/2023(a)		500	520
Merlin Entertainments plc (United Kingdom) 2.75%, 3/15/2022(b)	EUR	800	962
MGM Resorts International
7.75%, 3/15/2022		1,620	1,774
6.00%, 3/15/2023		2,900	2,994
4.63%, 9/1/2026		1,825	1,688
Pizzaexpress Financing 2 plc (United Kingdom) 6.63%, 8/1/2021(b)	GBP	200	250
Sabre GLBL, Inc.
5.38%, 4/15/2023(a)		670	677
5.25%, 11/15/2023(a)		425	426
Scientific Games International, Inc. 10.00%, 12/1/2022		185	198
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(a)		475	477
Wyndham Hotels & Resorts, Inc. 5.38%, 4/15/2026(a)		49	49
Wyndham Worldwide Corp.
4.15%, 4/1/2024		56	55
5.10%, 10/1/2025		26	27
4.50%, 4/1/2027		56	55
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)		2,305	2,259

			24,643

Household Durables — 0.1%
Lennar Corp. 8.38%, 1/15/2021(a)		190	209
New Home Co., Inc. (The) 7.25%, 4/1/2022		111	114
Tempur Sealy International, Inc.
5.63%, 10/15/2023		1,500	1,515
5.50%, 6/15/2026		825	796

			2,634

Household Products — 0.2%
Central Garden & Pet Co. 5.13%, 2/1/2028		1,625	1,519
Energizer Holdings, Inc. 5.50%, 6/15/2025(a)		1,630	1,598

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Household Products — continued
HRG Group, Inc.
7.75%, 1/15/2022		1,390	1,428

			4,545

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.
5.50%, 4/15/2025		1,266	1,279
5.13%, 9/1/2027		183	180
Calpine Corp. 5.75%, 1/15/2025		599	545
Exelon Generation Co. LLC 2.95%, 1/15/2020		1,470	1,467
GCL New Energy Holdings Ltd. (Hong Kong) 7.10%, 1/30/2021(b)		620	577

			4,048

Industrial Conglomerates — 0.2%
General Electric Co. 4.50%, 3/11/2044		2,655	2,573
Roper Technologies, Inc. 3.80%, 12/15/2026		1,710	1,679

			4,252

Insurance — 0.4%
American International Group, Inc. 3.90%, 4/1/2026		2,515	2,452
MetLife, Inc. 6.40%, 12/15/2036		1,840	1,982
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(e)		2,975	3,153

			7,587

Internet & Direct Marketing Retail — 0.0%(g)
eDreams ODIGEO SA (Spain) 8.50%, 8/1/2021(b)	EUR	586	712

Internet Software & Services — 0.2%
GTT Communications, Inc. 7.88%, 12/31/2024(a)		32	32
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)		1,595	1,623
VeriSign, Inc. 4.75%, 7/15/2027		15	14
Zayo Group LLC
6.00%, 4/1/2023		1,167	1,183
6.38%, 5/15/2025		440	446
5.75%, 1/15/2027(a)		40	39

			3,337

IT Services — 0.6%
Alliance Data Systems Corp. 5.38%, 8/1/2022(a)		415	417
Exela Intermediate LLC 10.00%, 7/15/2023(a)		185	190
First Data Corp.
5.38%, 8/15/2023(a)		750	761
5.75%, 1/15/2024(a)		9,205	9,239

			10,607

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023		76	66
6.75%, 12/31/2025(a)		1,296	1,264
Vista Outdoor, Inc. 5.88%, 10/1/2023		965	907

			2,237

Machinery — 0.4%
Galapagos SA (Luxembourg) 5.38%, 6/15/2021(b)	EUR	756	822
Novelis Corp.
6.25%, 8/15/2024(a)		1,113	1,127
5.88%, 9/30/2026(a)		92	90
SPX FLOW, Inc. 5.63%, 8/15/2024(a)		1,680	1,659
Tennant Co. 5.63%, 5/1/2025		114	113
Terex Corp. 5.63%, 2/1/2025(a)		775	769
Welbilt, Inc. 9.50%, 2/15/2024		3,420	3,771

			8,351

Marine — 0.0%(g)
Hapag-Lloyd AG (Germany) 5.13%, 7/15/2024(b)	EUR	550	653

Media — 3.6%
Altice Financing SA (Luxembourg) 6.63%, 2/15/2023(a)		2,879	2,838
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028(b)	EUR	1,084	1,090
Altice Luxembourg SA (Luxembourg)
7.25%, 5/15/2022(b)	EUR	1,200	1,395
7.75%, 5/15/2022(a)		1,480	1,421
6.25%, 2/15/2025(b)	EUR	1,450	1,649
7.63%, 2/15/2025(a)		200	177
Altice US Finance I Corp.
5.38%, 7/15/2023(a)		200	197
5.50%, 5/15/2026(a)		207	199
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025		1,230	1,202
AMC Networks, Inc. 5.00%, 4/1/2024		1,300	1,263
CBS Radio, Inc. 7.25%, 11/1/2024(a)		485	466
Charter Communications Operating LLC 4.91%, 7/23/2025		3,180	3,234
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020		2,500	2,490
Series B, 6.50%, 11/15/2022		8,461	8,641
Comcast Corp.
3.20%, 7/15/2036		1,460	1,230
4.60%, 8/15/2045		1,630	1,569
CSC Holdings LLC
6.75%, 11/15/2021		232	245
10.13%, 1/15/2023(a)		1,195	1,325
6.63%, 10/15/2025(a)		240	248
10.88%, 10/15/2025(a)		799	926

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Media — continued
5.50%, 4/15/2027(a)		210	201
DISH DBS Corp.
6.75%, 6/1/2021		383	382
5.88%, 7/15/2022		500	468
5.00%, 3/15/2023		3,983	3,440
5.88%, 11/15/2024		4,529	3,761
7.75%, 7/1/2026		2,575	2,221
Outfront Media Capital LLC 5.63%, 2/15/2024		100	100
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023		2,500	2,544
SES SA (Luxembourg)
(EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(b)(d)(e)(f)	EUR	1,200	1,459
Sinclair Television Group, Inc.
5.38%, 4/1/2021		361	363
6.13%, 10/1/2022		1,989	2,034
5.63%, 8/1/2024(a)		400	398
Sirius XM Radio, Inc.
4.63%, 5/15/2023(a)		170	168
6.00%, 7/15/2024(a)		4,680	4,797
5.00%, 8/1/2027(a)		174	165
TEGNA, Inc. 6.38%, 10/15/2023		895	926
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028(b)	EUR	700	798
Telenet Finance VI Luxembourg SCA (Luxembourg) 4.88%, 7/15/2027(b)	EUR	900	1,142
Time Warner, Inc. 2.95%, 7/15/2026		512	466
Unitymedia GmbH (Germany) 3.75%, 1/15/2027(b)	EUR	1,000	1,228
Unitymedia Hessen GmbH & Co. KG (Germany) 3.50%, 1/15/2027(b)	EUR	800	983
UPCB Finance IV Ltd. (Netherlands)
5.38%, 1/15/2025(a)		2,375	2,280
4.00%, 1/15/2027(b)	EUR	1,500	1,806
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(e)		175	171
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)		80	81
WMG Acquisition Corp.
5.63%, 4/15/2022(a)		224	228
4.13%, 11/1/2024(b)	EUR	550	669
Ziggo Bond Finance BV (Netherlands)
4.63%, 1/15/2025(b)	EUR	1,250	1,464
5.88%, 1/15/2025(a)		210	199
Ziggo BV (Netherlands)
3.75%, 1/15/2025(b)	EUR	950	1,111
5.50%, 1/15/2027(a)		210	200

			68,058

Metals & Mining — 0.5%
AK Steel Corp.
7.50%, 7/15/2023		84	88
7.00%, 3/15/2027		90	86
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)		1,125	1,190
ArcelorMittal (Luxembourg) 6.50%, 2/25/2022		462	494
BHP Billiton Finance Ltd. (Australia)
(GBP Swap 5 Year + 4.82%), 6.50%, 10/22/2077(b)(e)	GBP	100	150
Constellium NV 4.25%, 2/15/2026(b)	EUR	700	813
FMG Resources August 2006 Pty. Ltd. (Australia) 9.75%, 3/1/2022(a)		30	34
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		526	507
4.55%, 11/14/2024		2,195	2,129
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023(a)		60	62
Nyrstar Netherlands Holdings BV (Belgium)
8.50%, 9/15/2019(b)	EUR	375	449
6.88%, 3/15/2024(b)	EUR	525	593
Steel Dynamics, Inc. 5.00%, 12/15/2026		151	149
Teck Resources Ltd. (Canada) 6.13%, 10/1/2035		237	245
thyssenkrupp AG (Germany)
1.38%, 3/3/2022(b)	EUR	700	822
2.50%, 2/25/2025(b)	EUR	1,400	1,709

			9,520

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)		375	268
8.75% (cash), 10/15/2021(a)(c)		1,711	1,215

			1,483

Multi-Utilities — 0.3%
NGG Finance plc (United Kingdom)
(GBP Swap 12 Year + 3.48%), 5.63%, 6/18/2073(b)(e)	GBP	1,800	2,611
RWE AG (Germany)
(EUR Swap Annual 5 Year + 3.25%), 3.50%, 4/21/2075(b)(e)	EUR	600	712
Sempra Energy 3.80%, 2/1/2038		2,495	2,313

			5,636

Oil, Gas & Consumable Fuels — 3.2%
Aker BP ASA (Norway) 5.88%, 3/31/2025(a)		150	154
Andeavor Logistics LP
6.25%, 10/15/2022‡		293	306
5.25%, 1/15/2025		88	90

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Antero Midstream Partners LP 5.38%, 9/15/2024		1,045	1,024
Antero Resources Corp. 5.13%, 12/1/2022		350	352
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)		2,285	2,325
Buckeye Partners LP 3.95%, 12/1/2026		1,065	993
California Resources Corp. 8.00%, 12/15/2022(a)		105	93
Carrizo Oil & Gas, Inc.
7.50%, 9/15/2020		190	191
6.25%, 4/15/2023		193	195
Cenovus Energy, Inc. (Canada)
4.25%, 4/15/2027		820	788
6.75%, 11/15/2039		1,246	1,399
5.20%, 9/15/2043		775	738
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025		1,616	1,687
Chesapeake Energy Corp.
6.13%, 2/15/2021		153	154
8.00%, 12/15/2022(a)		1,644	1,739
8.00%, 1/15/2025		1,592	1,582
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)		150	149
CNX Resources Corp. 5.88%, 4/15/2022		140	141
Crestwood Midstream Partners LP
6.25%, 4/1/2023		885	901
5.75%, 4/1/2025		62	61
DCP Midstream Operating LP 3.88%, 3/15/2023		195	188
Encana Corp. (Canada) 6.50%, 8/15/2034		2,045	2,437
Energy Transfer Equity LP 5.50%, 6/1/2027		181	183
Enterprise Products Operating LLC
(ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(e)		84	78
EP Energy LLC
9.38%, 5/1/2024(a)		2,432	1,921
8.00%, 11/29/2024(a)		253	251
8.00%, 2/15/2025(a)		368	267
Genesis Energy LP 6.00%, 5/15/2023		96	94
Halcon Resources Corp. 6.75%, 2/15/2025		835	783
Holly Energy Partners LP 6.00%, 8/1/2024(a)		60	60
KazMunayGas National Co. JSC (Kazakhstan) 4.75%, 4/24/2025(a)		3,700	3,714
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)		3,000	2,707
6.50%, 1/15/2025(a)		907	909
MPLX LP 4.50%, 4/15/2038		1,760	1,671
5.20%, 3/1/2047		290	295
Noble Energy, Inc.
3.85%, 1/15/2028		1,500	1,464
5.25%, 11/15/2043		1,185	1,260
Oasis Petroleum, Inc.
6.88%, 3/15/2022		95	96
6.88%, 1/15/2023		3,000	3,045
Origin Energy Finance Ltd. (Australia)
(EUR Swap Annual 5 Year + 3.67%), 4.00%, 9/16/2074(b)(e)	EUR	800	967
Parsley Energy LLC
6.25%, 6/1/2024(a)		305	315
5.25%, 8/15/2025(a)		470	456
Petroleos Mexicanos (Mexico) 5.35%, 2/12/2028(b)		3,033	2,848
QEP Resources, Inc. 5.25%, 5/1/2023		397	389
Range Resources Corp.
5.00%, 8/15/2022		1,205	1,193
5.00%, 3/15/2023		610	592
Repsol International Finance BV (Spain)
(EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(b)(e)	EUR	2,161	2,673
RSP Permian, Inc. 6.63%, 10/1/2022		270	281
SemGroup Corp. 5.63%, 7/15/2022		64	62
SM Energy Co. 6.50%, 11/15/2021		1,492	1,518
Southwestern Energy Co. 7.75%, 10/1/2027		1,220	1,275
Summit Midstream Holdings LLC 5.50%, 8/15/2022		62	60
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		1,990	1,829
Tallgrass Energy Partners LP 5.50%, 9/15/2024(a)		60	60
Targa Resources Partners LP
4.25%, 11/15/2023		156	149
6.75%, 3/15/2024		2,760	2,905
TOTAL SA (France)
(EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(b)(d)(e)(f)	EUR	1,900	2,418
Transcanada Trust (Canada)
(ICE LIBOR USD 3 Month + 3.53%), 5.63%, 5/20/2075(e)		865	848
Western Gas Partners LP 5.45%, 4/1/2044		1,105	1,098
Whiting Petroleum Corp.
5.75%, 3/15/2021		885	903
6.63%, 1/15/2026(a)		137	140
Williams Cos., Inc. (The)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
5.75%, 6/24/2044		62	65
WPX Energy, Inc. 5.75%, 6/1/2026		2	2

			59,531

Paper & Forest Products — 0.1%
Smurfit Kappa Acquisitions ULC (Ireland) 2.38%, 2/1/2024(b)	EUR	1,100	1,314
WEPA Hygieneprodukte GmbH (Germany) 3.75%, 5/15/2024(b)	EUR	300	342

			1,656

Personal Products — 0.1%
Coty, Inc. 4.00%, 4/15/2023(a)	EUR	857	1,004
Revlon Consumer Products Corp. 6.25%, 8/1/2024		210	122

			1,126

Pharmaceuticals — 1.2%
Endo Dac 6.00%, 7/15/2023(a)		325	240
inVentiv Group Holdings, Inc. 7.50%, 10/1/2024(a)		1,212	1,279
Nidda BondCo GmbH (Germany) 5.00%, 9/30/2025(b)	EUR	1,025	1,153
Nidda Healthcare Holding GmbH (Germany) 3.50%, 9/30/2024(b)	EUR	1,000	1,134
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021		3,095	2,978
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026		3,263	2,622
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/2021(a)		1,000	1,019
6.75%, 8/15/2021(a)		350	354
4.50%, 5/15/2023(b)	EUR	1,150	1,271
5.88%, 5/15/2023(a)		7,410	7,039
7.00%, 3/15/2024(a)		2,281	2,389
6.13%, 4/15/2025(a)		1,255	1,161
5.50%, 11/1/2025(a)		87	85

			22,724

Professional Services — 0.1%
AMN Healthcare, Inc. 5.13%, 10/1/2024(a)		200	196
La Financiere Atalian SASU (France)
4.00%, 5/15/2024(b)	EUR	750	829
5.13%, 5/15/2025(a)	EUR	133	152

			1,177

Road & Rail — 0.7%
Ashtead Capital, Inc. (United Kingdom) 5.63%, 10/1/2024(a)		734	754
Avis Budget Car Rental LLC
5.50%, 4/1/2023		420	404
6.38%, 4/1/2024(a)		1,380	1,353
Avis Budget Finance plc 4.13%, 11/15/2024(b)	EUR	450	535
EC Finance plc (United Kingdom) 2.38%, 11/15/2022(b)	EUR	600	697
Europcar Groupe SA (France) 4.13%, 11/15/2024(b)	EUR	1,000	1,144
Herc Rentals, Inc. 7.75%, 6/1/2024(a)		1,280	1,373
Hertz Corp. (The)
7.63%, 6/1/2022(a)		1,865	1,816
6.25%, 10/15/2022		2,550	2,276
Hertz Holdings Netherlands BV 4.13%, 10/15/2021(b)	EUR	500	587
Loxam SAS (France)
4.25%, 4/15/2024(b)	EUR	425	522
6.00%, 4/15/2025(b)	EUR	600	756

			12,217

Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 6.63%, 6/1/2021		3,065	3,071
Analog Devices, Inc. 4.50%, 12/5/2036		380	378
Entegris, Inc. 4.63%, 2/10/2026(a)		1,480	1,419
MagnaChip Semiconductor SA (South Korea) 5.00%, 3/1/2021		1,550	2,333
Microsemi Corp. 9.13%, 4/15/2023(a)		744	823
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)		3,676	3,827

			11,851

Software — 0.4%
CURO Financial Technologies Corp. 12.00%, 3/1/2022(a)		93	102
Infor Software Parent LLC 7.12% (cash), 5/1/2021(a)(c)		1,250	1,256
Infor US, Inc. 6.50%, 5/15/2022		4,450	4,522
Informatica LLC 7.13%, 7/15/2023(a)		890	903
j2 Cloud Services LLC 6.00%, 7/15/2025(a)		21	21

			6,804

Specialty Retail — 0.5%
Claire’s Stores, Inc.
9.00%, 3/15/2019(a)(h)		1,255	731
6.13%, 3/15/2020(a)(h)		500	285
Dufry One BV (Switzerland) 2.50%, 10/15/2024(b)	EUR	900	1,052
EVOCA SpA (Italy) 7.00%, 10/15/2023(b)	EUR	950	1,163

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Specialty Retail — continued
Hema Bondco I BV (Netherlands)
(EURIBOR 3 Month + 6.25%, 6.25% Floor), 6.25%, 7/15/2022(b)(e)	EUR	1,300	1,482
Kirk Beauty One GmbH (Germany) 8.75%, 7/15/2023(b)	EUR	750	850
PetSmart, Inc.
7.13%, 3/15/2023(a)		3,250	1,563
5.88%, 6/1/2025(a)		1,855	1,280
Sonic Automotive, Inc. 6.13%, 3/15/2027		41	39
Staples, Inc. 8.50%, 9/15/2025(a)		1,605	1,504

			9,949

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC 6.02%, 6/15/2026(a)		3,625	3,823

Textiles, Apparel & Luxury Goods — 0.1%
CBR Fashion Finance BV (Germany) 5.13%, 10/1/2022(b)	EUR	285	286
PVH Corp. 3.13%, 12/15/2027(b)	EUR	800	917
Samsonite Finco SARL (Luxembourg) 3.50%, 5/15/2026(a)	EUR	789	839

			2,042

Thrifts & Mortgage Finance — 0.2%
BPCE SA (France) 5.70%, 10/22/2023(a)		2,870	3,038
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022(a)		232	232

			3,270

Tobacco — 0.4%
Altria Group, Inc.
2.85%, 8/9/2022		4,000	3,917
3.88%, 9/16/2046		1,545	1,375
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027(a)		975	917
4.39%, 8/15/2037(a)		2,270	2,166

			8,375

Trading Companies & Distributors — 0.3%
Rexel SA (France)
2.63%, 6/15/2024(b)	EUR	1,000	1,176
2.13%, 6/15/2025(b)	EUR	500	557
United Rentals North America, Inc.
5.75%, 11/15/2024		795	819
5.88%, 9/15/2026		2,100	2,147

			4,699

Wireless Telecommunication Services — 1.8%
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024		25	—
4.50%, 2/1/2026		96	—
4.75%, 2/1/2028		96	—
Crystal Almond SARL (Greece) 10.00%, 11/1/2021(b)	EUR	800	999
Hughes Satellite Systems Corp.
5.25%, 8/1/2026		160	152
6.63%, 8/1/2026		57	56
Intelsat Connect Finance SA (Luxembourg) 12.50%, 4/1/2022(a)		74	71
Matterhorn Telecom Holding SA (Luxembourg) 4.88%, 5/1/2023(b)	EUR	300	354
Matterhorn Telecom SA (Luxembourg) 3.88%, 5/1/2022(b)	EUR	400	473
SoftBank Group Corp. (Japan)
4.00%, 7/30/2022(b)	EUR	800	987
3.13%, 9/19/2025(b)	EUR	500	545
5.25%, 7/30/2027(b)	EUR	350	422
Sprint Communications, Inc.
7.00%, 3/1/2020(a)		188	197
7.00%, 8/15/2020		126	130
6.00%, 11/15/2022		210	208
Sprint Corp.
7.25%, 9/15/2021		194	201
7.88%, 9/15/2023		7,189	7,545
7.13%, 6/15/2024		83	83
7.63%, 2/15/2025		3,365	3,466
Telefonica Europe BV (Spain)
(EUR Swap Annual 5 Year + 3.81%), 4.20%, 12/4/2019(b)(d)(e)(f)	EUR	1,700	2,070
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 6/7/2023(b)(d)(e)(f)	EUR	2,500	2,799
(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024(b)(d)(e)(f)	EUR	1,900	2,460
T-Mobile USA, Inc.
6.50%, 1/15/2024		1,470	1,536
6.50%, 1/15/2026		3,115	3,251
4.50%, 2/1/2026		96	90
4.75%, 2/1/2028		96	90
United States Cellular Corp. 6.70%, 12/15/2033		1,000	1,038
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028		2,210	2,192
Wind Tre SpA (Italy)
2.63%, 1/20/2023(b)	EUR	100	100
3.13%, 1/20/2025(b)	EUR	800	777
5.00%, 1/20/2026(a)		1,545	1,237

			33,529

TOTAL CORPORATE BONDS (Cost $790,955)			771,860

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 15.1%
ACE Securities Corp. Home Equity Loan Trust
Series 2004-FM1, Class M1, 2.86%, 9/25/2033‡(j)	1,441	1,425
ACIS CLO Ltd. (Cayman Islands)
Series 2017-7A, Class A1, 3.71%, 5/1/2027(a)(j)	1,950	1,959
AIMCO CLO (Cayman Islands)
Series 2017-AA, Class A, 3.62%, 7/20/2029(a)(j)	2,194	2,208
Ally Auto Receivables Trust
Series 2017-4, Class A3, 1.75%, 12/15/2021	2,250	2,220
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023	1,703	1,762
Series 2013-1, Class A, 4.00%, 7/15/2025	2,686	2,693
American Credit Acceptance Receivables Trust
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	1,680	1,681
Series 2017-2, Class E, 5.52%, 3/12/2024(a)	1,090	1,106
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-12, Class M1, 3.08%, 1/25/2034‡(j)	729	728
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W7, Class M2, 2.86%, 5/25/2034‡(j)	175	176
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE7, Class M2, 3.53%, 10/25/2034‡(j)	228	229
BA Credit Card Trust
Series 2018-A2, Class A2, 3.00%, 9/15/2023	1,110	1,112
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(a)	1,151	1,154
Series 2018-1, Class B, 6.05%, 2/15/2033‡(a)	2,465	2,499
Capital One Multi-Asset Execution Trust
Series 2016-A7, Class A7, 2.43%, 9/16/2024(j)	1,225	1,235
CarMax Auto Owner Trust
Series 2018-1, Class D, 3.37%, 7/15/2024	850	840
Chase Funding Loan Acquisition Trust
Series 2004-OPT1, Class M2, 3.46%, 6/25/2034‡(j)	784	777
CHEC Loan Trust
Series 2004-1, Class A3, 2.96%, 7/25/2034‡(j)	771	754
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.72%, 4/23/2029(a)(j)	3,889	3,906
Series 2017-2A, Class A, 3.60%, 4/20/2030(a)(j)	5,859	5,876
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(a)	872	867
Series 2017-1A, Class B, 3.81%, 5/15/2023(a)	600	591
Citi Held For Asset Issuance
Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(a)	1,238	1,244
Series 2015-PM3, Class C, 6.99%, 5/16/2022(a)	4,113	4,166
Citibank Credit Card Issuance Trust
Series 2014-A6, Class A6, 2.15%, 7/15/2021	5,250	5,220
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023(a)	2,890	2,920
Series 2017-P1, Class A, 2.42%, 9/15/2023(a)	792	790
Series 2017-P1, Class B, 3.56%, 9/15/2023(a)	2,730	2,719
Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	889	886
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(a)	900	894
Series 2018-NP1, Class B, 3.67%, 5/15/2024‡(a)	1,190	1,189
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044‡(a)	1,062	1,062
Series 2018-AGS, Class C, 3.82%, 2/25/2044‡(a)	685	684
Consumer Loan Underlying Bond Credit Trust
Series 2017-NP2, Class B, 3.50%, 1/16/2024‡(a)	560	560
Continental Airlines Pass-Through Trust
Series 2003-ERJ1, 7.88%, 7/2/2018	23	24
Series 2009-2, Class A, 7.25%, 11/10/2019	107	113
Series 2010-1, Class A, 4.75%, 1/12/2021	418	429
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.08%, 12/25/2032‡(j)	1,469	1,461
Series 2003-3, Class 3A, 2.50%, 11/25/2033‡(j)	720	691
Series 2004-2, Class M1, 2.71%, 5/25/2034‡(j)	107	107
Series 2004-3, Class M1, 2.71%, 6/25/2034‡(j)	828	804
Series 2004-ECC2, Class M2, 2.93%, 12/25/2034‡(j)	842	844
Series 2005-AB3, Class 1A1, 2.46%, 2/25/2036‡(j)	5,098	5,018

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
CPS Auto Receivables Trust
Series 2018-A, Class B, 2.77%, 4/18/2022(a)	1,970	1,954
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027(a)	2,330	2,314
Series 2018-2A, Class C, 4.16%, 9/15/2027(a)	2,665	2,664
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M2, 2.78%, 3/25/2034‡(j)	141	140
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M2, 2.96%, 7/25/2034‡(j)	302	303
Delta Air Lines Pass-Through Trust
Series 2009-1, Class A, 7.75%, 12/17/2019	109	115
DT Auto Owner Trust
Series 2015-1A, Class D, 4.26%, 2/15/2022(a)	3,392	3,412
Series 2016-1A, Class D, 4.66%, 12/15/2022(a)	5,142	5,215
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	1,058	1,053
Series 2018-1A, Class C, 3.47%, 12/15/2023(a)	3,950	3,951
Series 2017-3A, Class E, 5.60%, 8/15/2024(a)	790	797
Equity One Mortgage Pass-Through Trust
Series 2004-2, Class M1, 5.69%, 7/25/2034‡(k)	297	303
Exeter Automobile Receivables Trust
Series 2018-1A, Class D, 3.53%, 11/15/2023(a)	2,535	2,511
Series 2018-2A, Class D, 4.04%, 3/15/2024(a)	2,030	2,031
First Franklin Mortgage Loan Trust
Series 2004-FF5, Class A1, 2.68%, 8/25/2034‡(j)	2,576	2,510
Flagship Credit Auto Trust
Series 2014-2, Class C, 3.95%, 12/15/2020(a)	2,487	2,502
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	1,900	1,871
Flatiron CLO Ltd. (Cayman Islands)
Series 2013-1A, Class A1R, 3.51%, 1/17/2026(a)(j)	12,582	12,576
GM Financial Consumer Automobile
Series 2017-1A, Class A2B, 2.05%, 3/16/2020(a)(j)	4,063	4,064
GMAT Trust
Series 2013-1A, Class M, 5.00%, 11/25/2043‡(a)(j)	8,560	5,965
GoldentTree Loan Management US CLO 1 Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.58%, 4/20/2029(a)(j)	4,719	4,742
Grippen Park CLO Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.62%, 1/20/2030(a)(j)	4,229	4,248
GSAMP Trust
Series 2006-HE3, Class A2C, 2.12%, 5/25/2046(j)	4,470	4,421
Hero Funding (Cayman Islands)
Series 2017-3A, Class A1, 3.19%, 9/20/2048(a)	2,231	2,187
LCM XVI LP (Cayman Islands)
Series 16A, Class AR, 3.38%, 7/15/2026(a)(j)	4,300	4,299
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025(a)	720	740
Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	2,538	2,519
LV Tower 52 Issuer
Series 2013-1, Class M, 7.75%, 2/15/2023‡(a)	7,950	7,950
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024(a)	550	551
Series 2018-1A, Class B, 3.19%, 3/15/2028‡(a)	800	796
Series 2018-1A, Class C, 3.69%, 3/15/2028(a)	1,182	1,175
Series 2018-2A, Class B, 3.61%, 7/17/2028(a)	2,440	2,440
Series 2018-2A, Class C, 4.37%, 7/17/2028(a)	1,570	1,570
Mid-State Capital Corp. Trust
Series 2006-1, Class M2, 6.74%, 10/15/2040‡(a)	3,188	3,607
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 2.81%, 1/25/2034‡(j)	1,227	1,216
Series 2004-NC7, Class M3, 2.93%, 7/25/2034‡(j)	126	124
Series 2004-HE7, Class M2, 2.90%, 8/25/2034‡(j)	83	84
Series 2004-HE7, Class M3, 2.98%, 8/25/2034‡(j)	97	97
Series 2004-HE8, Class M2, 2.98%, 9/25/2034‡(j)	160	162
Series 2004-OP1, Class M2, 2.87%, 11/25/2034‡(j)	231	230
Series 2005-NC1, Class M3, 2.72%, 1/25/2035‡(j)	347	332
Neuberger Berman CLO XIV Ltd. (Cayman Islands)
Series 2013-14A, Class AR, 3.61%, 1/28/2030(a)(j)	8,050	8,075
Neuberger Berman Loan Advisers CLO 24 Ltd. (Cayman Islands)
Series 2017-24A, Class A, 3.59%, 4/19/2030(a)(j)	3,581	3,592

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 2.89%, 8/25/2034‡(j)	68	68
Series 2004-4, Class M2, 2.75%, 2/25/2035‡(j)	321	318
Octagon Investment Partners 30 Ltd. (Cayman Islands)
Series 2017-1A, Class A1, 3.68%, 3/17/2030(a)(j)	3,166	3,182
Onemain Financial Issuance Trust
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	860	862
OneMain Financial Issuance Trust
Series 2014-2A, Class C, 4.33%, 9/18/2024‡(a)	3,427	3,434
Series 2014-2A, Class D, 5.31%, 9/18/2024‡(a)	3,015	3,044
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(a)	2,650	2,702
Series 2018-2A, Class A, 3.57%, 3/14/2033(a)	5,136	5,129
Oportun Funding III LLC
Series 2016-B, Class B, 5.16%, 7/8/2021(a)	1,455	1,456
Option One Mortgage Loan Trust
Series 2004-3, Class M3, 2.93%, 11/25/2034‡(j)	38	38
PNMAC GMSR Issuer Trust
Series 2018-FT1, Class A, 4.31%, 4/25/2023(a)(j)	1,210	1,214
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL1, Class A1, 3.38%, 1/27/2033‡(a)(k)	2,164	2,156
Progress Residential Trust
Series 2015-SFR2, Class D, 3.68%, 6/12/2032‡(a)	3,750	3,729
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(a)	603	614
Series 2015-SFR3, Class E, 5.66%, 11/12/2032(a)	3,679	3,794
Prosper Marketplace Issuance Trust
Series 2018-1A, Class B, 3.90%, 6/17/2024(a)	701	701
Series 2018-1A, Class C, 4.87%, 6/17/2024(a)	1,180	1,181
Race Point VIII CLO Ltd. (Cayman Islands)
Series 2013-8A, Class AR, 3.67%, 2/20/2030(a)(j)	6,172	6,199
RASC Trust
Series 2005-EMX1, Class M1, 2.60%, 3/25/2035‡(j)	4,248	4,259
RBSHD Trust
Series 2013-1A, Class A, 7.69%, 10/25/2047‡(a)(k)	636	567
Renaissance Home Equity Loan Trust
Series 2003-3, Class M1, 2.69%, 12/25/2033‡(j)	450	439
Series 2004-1, Class M1, 2.83%, 5/25/2034‡(j)	106	103
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(k)	651	666
Series 2005-2, Class AV3, 2.33%, 8/25/2035‡(j)	2,468	2,369
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(k)	1,990	2,014
Series 2005-4, Class A3, 5.57%, 2/25/2036(k)	215	215
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class F, 6.80%, 9/15/2025‡(a)	1,780	1,789
Saxon Asset Securities Trust
Series 2006-2, Class A3C, 2.11%, 9/25/2036‡(j)	128	128
Shackleton CLO Ltd. (Cayman Islands)
Series 2013-4RA, Class A2A, 3.94%, 4/13/2031(a)(j)	1,270	1,269
SoFi Consumer Loan Program LLC
Series 2017-6, Class A2, 2.82%, 11/25/2026(a)	1,850	1,838
Series 2016-5, Class B, 4.55%, 9/25/2028‡(a)(j)	1,620	1,654
SoFi Consumer Loan Program Trust
Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	334	334
Series 2018-2, Class B, 3.79%, 4/26/2027‡(a)	1,480	1,478
Springleaf Funding Trust
Series 2015-AA, Class C, 5.04%, 11/15/2024‡(a)	4,192	4,188
Series 2015-AA, Class D, 6.31%, 11/15/2024‡(a)	4,200	4,219
Series 2016-AA, Class B, 3.80%, 11/15/2029(a)	600	601
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(a)	2,000	1,994
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023(a)(k)	2,740	2,740
Structured Asset Investment Loan Trust
Series 2004-1, Class M1, 2.93%, 2/25/2034‡(j)	865	851
Series 2004-7, Class M1, 3.01%, 8/25/2034‡(j)	740	697
Series 2004-8, Class M2, 2.89%, 9/25/2034‡(j)	351	351
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2005-WF2, Class M2, 2.59%, 5/25/2035‡(j)	119	116
THL Credit Wind River CLO Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.70%, 4/18/2029(a)(j)	2,598	2,609
TIAA CLO II Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.64%, 4/20/2029(a)(j)	4,802	4,824

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
TRESTLES CLO Ltd. (Cayman Islands)
Series 2017-1A, Class A1A, 3.04%, 7/25/2029(a)(j)		4,300	4,326
United Auto Credit Securitization Trust
Series 2018-1, Class D, 3.52%, 11/10/2022(a)		1,070	1,068
US Airways Pass-Through Trust
Series 2013-1, Class A, 3.95%, 11/15/2025		2,859	2,859
VOLT LXII LLC
Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(a)(k)		1,053	1,045
VOLT LXIV LLC
Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(a)(k)		1,530	1,529
VOLT XL LLC
Series 2015-NP14, Class A1, 4.37%, 11/27/2045‡(a)(k)		1,366	1,376
VOLT XXXVIII LLC
Series 2015-NP12, Class A1, 3.88%, 9/25/2045‡(a)(k)		2,810	2,815
Westgate Resorts LLC
Series 2015-1A, Class B, 3.50%, 5/20/2027‡(a)		556	553
Westlake Automobile Receivables Trust
Series 2018-1A, Class D, 3.41%, 5/15/2023(a)		1,035	1,030
Series 2018-2A, Class E, 4.86%, 1/16/2024(a)		730	733
Series 2018-1A, Class F, 5.60%, 7/15/2024(a)		2,900	2,899
Series 2018-2A, Class F, 6.04%, 1/15/2025(a)		1,701	1,715

TOTAL ASSET-BACKED SECURITIES (Cost $281,814)			283,112

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.8%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026		15	13
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034		230	232
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035		363	360
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035		713	712
Series 2005-21CB, Class A17, 6.00%, 6/25/2035		1,717	1,698
American Home Mortgage Assets Trust
Series 2006-6, Class A1A, 2.15%, 12/25/2046(j)		2,101	1,853
Angel Oak Mortgage Trust LLC
Series 2015-1, Class A, 4.50%, 11/25/2045(a)(k)		366	366
Banc of America Alternative Loan Trust
Series 2006-2, Class 7A1, 6.00%, 3/25/2021		152	141
Banc of America Funding Trust
Series 2006-A, Class 1A1, 3.68%, 2/20/2036(j)		696	691
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.86%, 2/25/2034(j)		354	353
Berica 8 Residential Mbs SRL (Italy)
Series 8, Class A, 0.00%, 3/31/2048(b)(j)	EUR	564	659
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 2.96%, 5/25/2023(a)(j)		1,670	1,668
Citigroup Mortgage Loan Trust, Inc.
Series 2005-9, Class 2A2, 5.50%, 11/25/2035		8	9
Civic Mortgage LLC
Series 2018-1, Class A1, 3.89%, 6/25/2022(a)(k)		1,060	1,060
CSMC Mortgage-Backed Trust
Series 2007-2, Class 3A13, 5.50%, 3/25/2037		527	479
FHLMC REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027		7,312	533
Series 4056, Class BI, IO, 3.00%, 5/15/2027		1,604	143
Series 4086, Class AI, IO, 3.50%, 7/15/2027		3,079	313
Series 4120, Class UI, IO, 3.00%, 10/15/2027		2,100	194
Series 4136, Class IN, IO, 3.00%, 11/15/2027		1,117	103
Series 4216, Class MI, IO, 3.00%, 6/15/2028		1,197	109
Series 4178, Class BI, IO, 3.00%, 3/15/2033		1,974	247
Series 2936, Class AS, IF, IO, 4.18%, 2/15/2035(j)		474	38
Series 3174, Class SA, IF, IO, 5.78%, 4/15/2036(j)		397	67
Series 3716, Class PI, IO, 4.50%, 4/15/2038		3,955	363
Series 4119, Class LI, IO, 3.50%, 6/15/2039		17,634	2,140
Series 3907, Class AI, IO, 5.00%, 5/15/2040		5,434	652
Series 4018, Class HI, IO, 4.50%, 3/15/2041		5,866	1,032
Series 4010, Class NH, 2.50%, 12/15/2041		5,423	5,299

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 4073, Class IQ, IO, 4.00%, 7/15/2042		1,925	421
Series 4173, Class I, IO, 4.00%, 3/15/2043		5,586	1,212
Series 4612, Class QI, IO, 3.50%, 5/15/2044		9,807	1,405
Series 4372, Class SY, IF, IO, 4.18%, 8/15/2044(j)		9,185	1,423
Series 4687, Class SG, IF, IO, 4.23%, 1/15/2047(j)		8,131	1,569
Series 4654, Class SK, IF, IO, 4.08%, 2/15/2047(j)		12,210	2,086
Series 4681, Class SD, IF, IO, 4.23%, 5/15/2047(j)		19,668	3,520
Series 4707, Class SA, IF, IO, 4.23%, 8/15/2047(j)		10,512	2,032
FHLMC STRIPS
Series 304, Class C24, IO, 4.00%, 12/15/2042		16,820	3,806
Series 317, Class F3, 2.44%, 11/15/2043(j)		10,687	10,804
Series 326, Class F2, 2.47%, 3/15/2044(j)		10,769	10,887
FHLMC Structured Agency Credit Risk Debt Notes
Series 2018-HQA1, Class M2, 4.26%, 9/25/2030(j)		4,380	4,409
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA1, Class 1A4, 5.50%, 3/25/2035		162	155
FNMA REMIC
Series 2011-68, Class AI, IO, 4.50%, 12/25/2020		258	6
Series 2012-25, Class AI, IO, 3.50%, 3/25/2027		2,233	225
Series 2012-107, Class GI, IO, 3.50%, 9/25/2027		4,147	370
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027		3,064	240
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028		5,359	473
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028		3,499	327
Series 2013-9, Class YI, IO, 3.50%, 2/25/2028		2,677	252
Series 2013-31, Class YI, IO, 3.50%, 4/25/2028		10,639	1,017
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031		1,144	103
Series 2003-130, Class NS, IF, IO, 5.04%, 1/25/2034(j)		1,038	141
Series 2005-67, Class SI, IF, IO, 4.74%, 8/25/2035(j)		697	86
Series 2005-69, Class AS, IF, IO, 4.74%, 8/25/2035(j)		200	24
Series 2006-24, Class QS, IF, IO, 5.24%, 4/25/2036(j)		695	115
Series 2008-67, Class FG, 2.96%, 7/25/2038(j)		1,407	1,441
Series 2009-93, Class SD, IF, IO, 4.24%, 11/25/2039(j)		1,167	147
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039		4,042	512
Series 2009-105, Class SE, IF, IO, 4.19%, 12/25/2039(j)		778	88
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039		2,042	139
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040		8,756	1,061
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040		8,159	990
Series 2010-68, Class SJ, IF, IO, 4.59%, 7/25/2040(j)		674	101
Series 2013-123, Class DH, 3.00%, 5/25/2043		666	662
Series 2013-101, Class CF, 2.56%, 10/25/2043(j)		18,752	19,009
Series 2013-101, Class FE, 2.56%, 10/25/2043(j)		9,159	9,281
Series 2016-30, Class SA, IF, IO, 4.04%, 5/25/2046(j)		9,230	1,696
Series 2017-6, Class SB, IF, IO, 4.09%, 2/25/2047(j)		4,659	843
Series 2017-47, Class ST, IF, IO, 4.14%, 6/25/2047(j)		9,523	1,865
Series 2017-49, Class JA, 4.00%, 7/25/2053		12,563	12,958
FNMA STRIPS
Series 409, Class C19, IO, 4.00%, 4/25/2042		9,133	1,901
Series 409, Class C25, IO, 4.50%, 4/25/2042		7,606	1,818
FNMA, Connecticut Avenue Securities
Series 2018-C01, Class 1M2, 4.21%, 7/25/2030(j)		2,480	2,520
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044		810	665
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034		926	982
HarborView Mortgage Loan Trust
Series 2007-6, Class 2A1A, 2.14%, 8/19/2037(j)		5,345	5,097
Series 2005-11, Class 2A1A, 2.57%, 8/19/2045(j)		2,421	2,389
IndyMac INDX Mortgage Loan Trust
Series 2005-AR10, Class A1, 2.22%, 6/25/2035(j)		1,373	1,298
Intesa Sec Srl (Italy)
Series 3, Class B, 0.00%, 10/30/2033‡(b)(j)	EUR	1,200	1,396

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
JP Morgan Mortgage Trust
Series 2006-S2, Class 1A19, 6.00%, 7/25/2036		603	537
Lanark Master Issuer plc (United Kingdom)
Series 2018-1A, Class 1A, 2.75%, 12/22/2069(a)(j)		2,102	2,104
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035		540	510
MASTR Alternative Loan Trust
Series 2004-12, Class 3A1, 6.00%, 12/25/2034		2,532	2,633
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.40%, 9/25/2034(j)		556	605
Series 2004-9, Class 1A, 5.39%, 11/25/2034(j)		162	170
RALI Trust
Series 2006-QS4, Class A2, 6.00%, 4/25/2036		59	54
Residential Asset Securitization Trust
Series 2005-A3, Class A2, 5.50%, 4/25/2035		3,065	2,679
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035		359	330
RFMSI Trust
Series 2007-S9, Class 2A1, 5.50%, 9/25/2022		16	16
Sequoia Mortgage Trust
Series 2003-8, Class A1, 2.59%, 1/20/2034(j)		687	676
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-35, Class B1, 5.46%, 12/25/2033‡(j)		430	390
Structured Asset Securities Corp. Trust
Series 2005-1, Class 7A7, 5.50%, 2/25/2035		1,249	1,266
TDA CAM 4 FTA (Spain)
Series 4, Class A, 0.00%, 6/26/2039(b)(j)	EUR	1,142	1,328
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S3, Class 3A2, 5.50%, 5/25/2033		178	180
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2006-3, Class 5A2, 5.50%, 3/25/2021		29	29
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 3.48%, 8/25/2034(j)		3,504	3,546
Series 2004-N, Class A7, 3.48%, 8/25/2034(j)		3,976	4,024
Series 2004-M, Class A1, 3.53%, 8/25/2034(j)		2,324	2,397
Series 2005-AR2, Class 2A2, 3.91%, 3/25/2035(j)		252	257
Series 2005-AR4, Class 2A2, 3.96%, 4/25/2035(j)		1,548	1,556
Series 2005-AR8, Class 1A1, 4.02%, 6/25/2035(j)		2,193	2,242

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $162,380)			165,023

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class F, 5.70%, 6/10/2049‡(a)(j)		1,965	2,002
BANK
Series 2017-BNK9, Class D, 2.80%, 11/15/2054(a)		1,694	1,292
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class B, 5.66%, 9/11/2041‡(a)(j)		719	724
Braemar Hotels & Resorts Trust 2018-Prime
Series 2018-PRME, Class C, 3.21%, 6/15/2035(a)(j)		1,200	1,200
BX Trust
Series 2018-MCSF, Class A, 2.50%, 4/15/2035(a)(j)		5,665	5,623
BXMT Ltd.
Series 2017-FL1, Class C, 3.89%, 6/15/2035(a)(j)		2,940	2,953
CD Mortgage Trust
Series 2006-CD3, Class AJ, 5.69%, 10/15/2048		610	306
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class B, 2.89%, 7/15/2032(a)(j)		2,600	2,602
Series 2017-BIOC, Class C, 2.97%, 7/15/2032‡(a)(j)		1,710	1,712
Citigroup Commercial Mortgage Trust
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(a)		5,735	4,729
Commercial Mortgage Trust
Series 2004-GG1, Class J, 5.45%, 6/10/2036‡(a)(j)		797	178
Series 2014-CR15, Class D, 4.76%, 2/10/2047‡(a)(j)		3,990	3,751
Series 2015-CR24, Class D, 3.46%, 8/10/2048‡(j)		855	692
Credit Suisse Commercial Mortgage Trust
Series 2007-C1, Class AM, 5.42%, 2/15/2040		2,044	2,063
FHLMC Multifamily Structured Pass-Through Certificates
Series K729, Class X1, IO, 0.37%, 10/25/2024(j)		21,968	443

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series K038, Class X3, IO, 2.49%, 6/25/2042(j)	10,700	1,319
Series K041, Class X3, IO, 1.64%, 11/25/2042(j)	13,061	1,156
Series K042, Class X3, IO, 1.60%, 1/25/2043(j)	22,120	1,930
Series K047, Class X3, IO, 1.49%, 6/25/2043(j)	18,000	1,557
Series K726, Class X3, IO, 2.13%, 7/25/2044(j)	3,760	408
Series K067, Class X3, IO, 2.11%, 9/25/2044(j)	15,993	2,390
Series K070, Class X3, IO, 2.04%, 12/25/2044(j)	16,328	2,427
Series K730, Class X3, IO, 2.04%, 2/25/2045(j)	13,820	1,570
Series K072, Class X3, IO, 2.14%, 12/25/2045(j)	3,940	623
FNMA ACES
Series 2014-M3, Class X2, IO, 0.10%, 1/25/2024(j)	42,205	164
FREMF
Series 2018-KF46, Class B, 3.86%, 3/25/2028(a)(j)	1,020	1,020
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.46%, 2/25/2024(a)(j)	619	642
Series 2017-KF31, Class B, 4.81%, 4/25/2024‡(a)(j)	778	796
Series 2017-KF36, Class B, 4.56%, 8/25/2024(a)(j)	1,477	1,489
Series 2017-KF35, Class B, 4.66%, 8/25/2024(a)(j)	2,020	2,056
Series 2018-KF45, Class B, 3.86%, 3/25/2025(a)(j)	620	620
Series 2012-K709, Class B, 3.74%, 4/25/2045‡(a)(j)	1,000	1,005
Series 2011-K12, Class B, 4.34%, 1/25/2046‡(a)(j)	700	718
Series 2011-K14, Class B, 5.17%, 2/25/2047‡(a)(j)	725	762
Series 2017-K726, Class C, 3.97%, 7/25/2049‡(a)(j)	725	701
Series 2017-K67, Class B, 3.94%, 9/25/2049(a)(j)	1,995	1,948
Series 2017-K729, Class B, 3.67%, 11/25/2049(a)(j)	880	861
Series 2017-K70, Class B, 3.80%, 12/25/2049‡(a)(j)	5,285	5,078
GNMA
Series 2012-89, IO, 0.77%, 12/16/2053(j)	29,115	867
Series 2017-9, IO, 0.76%, 1/16/2057(j)	13,493	914
Series 2017-23, IO, 0.73%, 5/16/2059(j)	11,888	750
Series 2017-69, IO, 0.80%, 7/16/2059(j)	10,114	717
GPMT Ltd. (Cayman Islands)
Series 2018-FL1, Class B, 3.00%, 11/21/2035(a)(j)	1,540	1,541
GS Mortgage Securities Trust
Series 2007-GG10, Class AM, 5.83%, 8/10/2045(j)	407	414
Series 2016-GS2, Class D, 2.75%, 5/10/2049‡(a)	1,653	1,323
Series 2017-GS5, Class D, 3.51%, 3/10/2050(a)(j)	3,150	2,648
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2004-CBX, Class C, 5.07%, 1/12/2037‡(j)	2,735	2,781
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(j)	8,039	6,091
Series 2007-C6, Class AJ, 6.29%, 7/15/2040(j)	4,370	4,457
LMREC, Inc.
Series 2016-CRE2, Class A, 3.65%, 11/24/2031(a)(j)	2,854	2,886
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D, 3.25%, 12/15/2047‡(a)	2,035	1,648
Morgan Stanley Capital Barclays Bank Trust
Series 2016-MART, Class D, 3.31%, 9/13/2031‡(a)	3,170	3,094
Morgan Stanley Capital I Trust
Series 2017-PRME, Class C, 3.57%, 2/15/2034‡(a)(j)	1,450	1,464
Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041(j)	1,476	1,473
Series 2006-HQ8, Class D, 5.60%, 3/12/2044‡(j)	116	118
UBS Commercial Mortgage Trust
Series 2017-C6, Class D, 2.50%, 12/15/2050‡(a)(j)	2,500	1,711
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class F, 5.29%, 10/15/2044‡(a)(j)	3,477	1,018
Series 2007-C34, Class AJ, 6.12%, 5/15/2046(j)	2,207	2,240
Series 2007-C31, Class C, 5.98%, 4/15/2047‡(j)	3,760	3,810
Series 2007-C33, Class AJ, 6.01%, 2/15/2051(j)	5,560	5,532
Series 2007-C33, Class B, 6.01%, 2/15/2051‡(j)	965	724
Series 2007-C33, Class C, 6.01%, 2/15/2051‡(j)	6,915	692
Wells Fargo Commercial Mortgage Trust
Series 2010-C1, Class C, 5.60%, 11/15/2043‡(a)(j)	2,655	2,720

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2016-BNK1, Class D, 3.00%, 8/15/2049‡(a)		2,783	2,210

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $127,675)			115,353

FOREIGN GOVERNMENT SECURITIES — 5.9%
Arab Republic of Egypt (Egypt) 4.75%, 4/16/2026(a)	EUR	2,260	2,569
Japan Government Bond (Japan) 0.10%, 3/10/2026	JPY	4,683,719	45,457
Oman Government International Bond (Oman) 5.63%, 1/17/2028(b)		3,800	3,672
Republic of Angola (Angola) 8.25%, 5/9/2028(a)		1,880	1,941
Republic of Azerbaijan (Azerbaijan) 3.50%, 9/1/2032(b)		3,420	2,839
Republic of Cote d’Ivoire (Ivory Coast) 5.13%, 6/15/2025(b)	EUR	2,050	2,468
Republic of El Salvador (El Salvador) 7.75%, 1/24/2023(b)		3,400	3,566
Republic of Indonesia (Indonesia) 8.25%, 5/15/2036	IDR	99,238,000	7,454
Republic of Serbia (Serbia) 4.88%, 2/25/2020(b)		3,600	3,645
Republic of South Africa (South Africa) 6.50%, 2/28/2041	ZAR	159,350	9,077
Republic of Sri Lanka (Sri Lanka) 5.75%, 4/18/2023(a)		2,330	2,304
Republic of Ukraine (Ukraine) 7.75%, 9/1/2021(b)		2,650	2,729
Russian Federation (Russia) 7.75%, 9/16/2026	RUB	369,700	6,113
8.15%, 2/3/2027	RUB	766,500	12,979
State of Qatar (Qatar) 3.88%, 4/23/2023(a)		3,250	3,250

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $112,336)			110,063

MORTGAGE-BACKED SECURITIES — 3.8%
FHLMC Gold Pools, 15 Year, Single Family
Pool # G16507, 3.00%, 8/1/2032		16,950	16,860
Pool # G16448, 3.00%, 2/1/2033		18,583	18,484
FNMA, 15 Year, Single Family
Pool # 890789, 3.00%, 9/1/2032		18,808	18,718
Pool # BM3956, 3.00%, 12/1/2032		16,900	16,826

TOTAL MORTGAGE-BACKED SECURITIES (Cost $71,049)			70,888

CONVERTIBLE BONDS — 3.3%
Auto Components — 0.0%(g)
Horizon Global Corp. 2.75%, 7/1/2022		950	733

Communications Equipment — 0.1%
Finisar Corp. 0.50%, 12/15/2036		2,360	2,135

Electronic Equipment, Instruments & Components — 0.3%
II-VI, Inc. 0.25%, 9/1/2022(a)		3,310	3,768
Knowles Corp. 3.25%, 11/1/2021		2,230	2,441

			6,209

Energy Equipment & Services — 0.1%
Nabors Industries, Inc. 0.75%, 1/15/2024		1,615	1,272

Health Care Technology — 0.1%
Vocera Communications, Inc. 1.50%, 5/15/2023(a)		1,645	1,728

Hotels, Restaurants & Leisure — 0.2%
China Lodging Group Ltd. (China) 0.38%, 11/1/2022(a)		2,545	2,992

Internet & Direct Marketing Retail — 0.4%
Ctrip.com International Ltd. (China) 1.00%, 7/1/2020		3,170	3,298
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(a)		2,310	2,262
Wayfair, Inc. 0.38%, 9/1/2022(a)		2,270	2,510

			8,070

Internet Software & Services — 0.7%
Envestnet, Inc. 1.75%, 12/15/2019		1,990	2,095
Etsy, Inc.
Zero Coupon, 3/1/2023(a)		3,040	3,370
Nutanix, Inc.
Zero Coupon, 1/15/2023(a)		2,100	2,684
Zillow Group, Inc. 2.00%, 12/1/2021		3,100	3,927

			12,076

Media — 0.2%
DISH Network Corp. 3.38%, 8/15/2026		675	599

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
Live Nation Entertainment, Inc. 2.50%, 3/15/2023(a)	3,475	3,482

		4,081

Oil, Gas & Consumable Fuels — 0.3%
Oasis Petroleum, Inc. 2.63%, 9/15/2023	2,110	2,725
SM Energy Co. 1.50%, 7/1/2021	2,995	3,116

		5,841

Semiconductors & Semiconductor Equipment — 0.7%
Cypress Semiconductor Corp.
4.50%, 1/15/2022	2,565	3,540
2.00%, 2/1/2023(a)	115	123
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019	1,820	2,222
ON Semiconductor Corp. 1.00%, 12/1/2020	2,120	3,109
Teradyne, Inc. 1.25%, 12/15/2023	2,525	3,384

		12,378

Software — 0.2%
FireEye, Inc. 0.88%, 6/1/2024(a)	1,240	1,222
Nuance Communications, Inc. 1.50%, 11/1/2035	3,370	3,216

		4,438

TOTAL CONVERTIBLE BONDS (Cost $57,338)		61,953

U.S. TREASURY OBLIGATIONS — 2.6%
U.S. Treasury Inflation Indexed Bonds 1.00%, 2/15/2046 (Cost $50,805)	45,600	48,706

PRIVATE PLACEMENTS — 1.9%
Commercial Loan — 1.9%
Park West Shopping Center 5.20%, 1/6/2019‡	20,000	20,000
Truax Building Funding LLC 5.57%, 1/1/2020‡	16,000	16,000

TOTAL PRIVATE PLACEMENTS (Cost $36,000)		36,000

LOAN ASSIGNMENTS — 0.6%(l)
Aerospace & Defense — 0.0%(g)
MacDonald Dettwiler and Associates Ltd., Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.74%, 10/4/2024(e)	20	20

Chemicals — 0.0%(g)
Gemini HDPE LLC, Advance
(ICE LIBOR USD 3 Month + 2.50%), 4.86%, 8/7/2024(e)	332	332

Diversified Consumer Services — 0.0%(g)
Spin Holdco, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.34%, 11/14/2022(e)	624	627

Diversified Telecommunication Services — 0.1%
Cincinnati Bell, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/2/2024(e)	643	646
Consolidated Communications, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.99%, 10/5/2023(e)	159	158

		804

Food & Staples Retailing — 0.1%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(e)	877	867
Moran Foods LLC, Term Loan B
(ICE LIBOR USD 1 Month + 6.00%), 7.98%, 12/5/2023(e)	469	377

		1,244

Food Products — 0.1%
Dole Food Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; US Prime Rate + 2.00%), 4.71%, 4/6/2024(e)	1,246	1,246

Health Care Providers & Services — 0.0%(g)
National Mentor Holdings, Inc., Tranche B Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/31/2021(e)	662	664

Hotels, Restaurants & Leisure — 0.0%(g)
Golden Nugget, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.71%, 10/4/2023(e)	108	108

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
Insurance — 0.0%(g)
Hub International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 2.75%), 5.36%, 4/25/2025(e)	264		263

IT Services — 0.1%
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 4/26/2024(e)	1,237		1,237

Media — 0.2%
iHeartCommunications, Inc., Term Loan D
(ICE LIBOR USD 3 Month + 6.75%), 9.05%, 1/30/2019(e)	400		314
iHeartCommunications, Inc., Tranche E Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 9.80%, 7/30/2019(e)	949		742
Tribune Media Co., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2020(e)	200		200
Univision Communications, Inc., 1st Lien Term Loan C-5
(ICE LIBOR USD 1 Month + 2.75%), 4.73%, 3/15/2024(e)	2,153		2,075

			3,331

Pharmaceuticals — 0.0%(g)
Concordia Healthcare Corp., Initial Dollar Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021(e)	83		75

Specialty Retail — 0.0%(g)
PetSmart, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.92%, 3/11/2022(e)	617		481

TOTAL LOAN ASSIGNMENTS (Cost $10,995)			10,432

	Shares (000)
COMMON STOCKS — 0.2%
Capital Markets — 0.0%(g)
Goodman Private*‡	6		—	(i)
UCI Holdings LLC (New Zealand)*‡	24		432

			432

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	104		2,024
VICI Properties, Inc.*‡	28		537

			2,561

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Corp.*	78		946

Independent Power and Renewable Electricity Producers — 0.0%(g)
Vistra Energy Corp.*	20		500

Software — 0.0%(g)
Avaya Holdings Corp.*	11		239

Wireless Telecommunication Services — 0.0%(g)
NII Holdings, Inc.*	27		62

TOTAL COMMON STOCKS (Cost $4,254)			4,740

PREFERRED STOCKS — 0.0%(g)
Capital Markets — 0.0%(g)
Goodman Private Preferred Shares*‡	7		24

Insurance — 0.0%(g)
XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.47%, 4/5/2018 ($1,000 par value)(e)(m)	—	(i)	414

TOTAL PREFERRED STOCKS (Cost $368)			438

	No. of Rights
RIGHTS — 0.0%(g)
Independent Power and Renewable Electricity Producers — 0.0%(g)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	42		22

	Shares (000)
SHORT-TERM INVESTMENTS — 7.7%
INVESTMENT COMPANIES — 7.7%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.90%(n)(o)(p) (Cost $144,401)	143,785		143,814

Total Investments — 97.1% (Cost $1,850,370)			1,822,404
Other Assets in Excess of Liabilities — 2.9%			53,974

Net Assets — 100.0%			1,876,378

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018 (amount in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro-Bobl	189	06/2018	EUR	29,283	436
Euro-Bund	87	06/2018	EUR	16,491	501
Euro-Buxl	27	06/2018	EUR	5,390	296
Euro-Schatz	8	06/2018	EUR	1,049	4
U.S. Treasury 5 Year Note	94	09/2018	USD	10,696	66

					1,303

Short Contracts
Euro-Bund	(450)	06/2018	EUR	(85,298)	(2,574)
Japan 10 Year Bond	(36)	06/2018	JPY	(49,960)	(110)
Long Gilt	(29)	09/2018	GBP	(4,760)	(90)
U.S. Treasury 10 Year Ultra Note	(16)	09/2018	USD	(2,048)	(26)
U.S. Treasury 5 Year Note	(1,811)	09/2018	USD	(206,058)	(938)
3 Month Eurodollar	(2,152)	12/2019	USD	(522,694)	3,189

					(549)

					754

Forward foreign currency exchange contracts outstanding as of May 31, 2018 (amount in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	12,745	USD	9,614	Goldman Sachs International	7/5/2018	26
EUR	3,613	USD	4,197	BNP Paribas	7/5/2018	38
EUR	671	USD	782	HSBC Bank, N.A.	7/5/2018	5
EUR	244	USD	283	Merrill Lynch International	7/5/2018	3
IDR	260,302,489	USD	18,258	BNP Paribas**	7/5/2018	381
PEN	3,700	USD	1,123	BNP Paribas**	7/5/2018	6
PEN	1,234	USD	375	Citibank, NA**	7/5/2018	2
USD	37,558	CAD	48,152	HSBC Bank, N.A.	7/5/2018	387
USD	218,607	EUR	183,379	Barclays Bank plc	7/5/2018	3,687
USD	332	EUR	276	BNP Paribas	7/5/2018	9
USD	5,415	EUR	4,580	Citibank, NA	7/5/2018	48
USD	1,457	EUR	1,197	Union Bank of Switzerland AG	7/5/2018	54
USD	10,158	GBP	7,487	BNP Paribas	7/5/2018	188
USD	18,552	ZAR	235,959	Citibank, NA	7/5/2018	95
USD	7,562	ZAR	96,150	Merrill Lynch International	7/5/2018	41
ZAR	90,408	USD	7,069	State Street Corp.	7/5/2018	3

Total unrealized appreciation						4,973

CAD	965	USD	752	Australia & New Zealand Banking Group Ltd.	7/5/2018	(8)
CAD	24,879	USD	19,348	Credit Suisse International	7/5/2018	(142)
CAD	22,359	USD	17,407	TD Bank Financial Group	7/5/2018	(147)
EUR	498	USD	595	Australia & New Zealand Banking Group Ltd.	7/5/2018	(12)
EUR	1,042	USD	1,252	Barclays Bank plc	7/5/2018	(31)
EUR	228	USD	267	Goldman Sachs International	7/5/2018	(1)
EUR	22,910	USD	27,076	HSBC Bank, N.A.	7/5/2018	(226)
EUR	308	USD	364	Standard Chartered Bank	7/5/2018	(4)
EUR	18,770	USD	22,071	State Street Corp.	7/5/2018	(72)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	645	USD	877	Australia & New Zealand Banking Group Ltd.	7/5/2018	(18)
PEN	9,868	USD	3,013	Citibank, NA**	7/5/2018	(3)
PEN	14,801	USD	4,521	Merrill Lynch International**	7/5/2018	(7)
RUB	431,443	USD	6,993	Citibank, NA**	7/5/2018	(92)
USD	9,598	AUD	12,745	Australia & New Zealand Banking Group Ltd.	7/5/2018	(42)
USD	27,343	IDR	386,195,904	Merrill Lynch International**	7/5/2018	(312)
USD	45,300	JPY	4,945,283	Union Bank of Switzerland AG	7/5/2018	(262)
USD	8,974	PEN	29,603	Deutsche Bank AG**	7/5/2018	(55)
USD	25,707	RUB	1,650,414	BNP Paribas**	7/5/2018	(690)
ZAR	5,742	USD	449	Barclays Bank plc	7/5/2018	— (i)
ZAR	114,640	USD	9,090	Merrill Lynch International	7/5/2018	(122)

Total unrealized depreciation						(2,246)

Net unrealized appreciation						2,727

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of May 31, 2018 (amount in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Vale and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.03 at termination	Receive	Citibank, NA	5/11/2019	USD 76,186	(76)
CPI-U at termination	2.05 at termination	Receive	Barclays Bank plc	5/14/2019	USD 95,232	(89)
CPI-U at termination	2.07 at termination	Receive	Barclays Bank plc	5/14/2019	USD 95,232	(103)
CPI-U at termination	2.09 at termination	Receive	Citibank, NA	5/15/2019	USD 190,471	(241)
CPI-U at termination	2.12 at termination	Receive	Barclays Bank plc	5/17/2019	USD 245,875	(333)

						(842)

Centrally Cleared Interest rate swap contracts outstanding as of May 31, 2018 (amount in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
3 months LIBOR quarterly	2.92 semi-annually	Receive	1/23/2028	USD 167,900	—	197	197
3 months LIBOR quarterly	2.60 semi-annually	Receive	1/23/2022	USD 1,341,200	—	8,897	8,897

					—	9,094	9,094

3 months LIBOR quarterly	2.48 semi-annually	Pay	1/23/2020	USD 738,900	—	(1,934)	(1,934)
3 months LIBOR quarterly	2.56 semi-annually	Receive	1/23/2021	USD 1,990,800	—	(10,175)	(10,175)
3 months LIBOR quarterly	3.04 semi-annually	Receive	2/15/2028	USD 112,200	47	(1,450)	(1,403)
3 months LIBOR quarterly	3.09 semi-annually	Receive	2/15/2036	USD 47,300	25	(1,023)	(998)
3 months LIBOR quarterly	3.07 semi-annually	Receive	11/15/2043	USD 59,200	20	(1,607)	(1,587)

					92	(16,189)	(16,097)

					92	(7,095)	(7,003)

(a) Value of floating rate index at May 31, 2018 was as follows :

Floating Rate Index	VALUE
CPI-U	2.52%
3 month LIBOR	2.32

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of total swap contracts outstanding as of May 31, 2018 (amount in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Inflation linked swaps outstanding	—	(842)

Total OTC swap contracts outstanding	—	(842)

Abbreviations

ACES	Alternative Credit Enhancement Securities
AUD	Australian Dollar
CAD	Canadian Dollar
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CPI-U	Consumer Price Index for All Urban Customers
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Association
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
PEN	Peru Nuevo Sol
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	Security is an interest bearing note with preferred security characteristics.
(g)	—	Amount rounds to less than 0.05% of net assets.
(h)	—	Defaulted security.
(i)	—	Amount rounds to less than one thousand.
(j)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(k)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(l)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	—	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and was in effect as of May 31, 2018
(n)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(o)	—	Approximately $600,000 of this investment is restricted as collateral for swaps to various brokers.
(p)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.
**	—	Non-deliverable forward.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Capital Markets	$—	$—	$432	$432
Equity Real Estate Investment Trusts (REITs)	2,024	—	537	2,561
Hotels, Restaurants & Leisure	946	—	—	946
Independent Power and Renewable Electricity Producers	500	—	—	500
Software	239	—	—	239
Wireless Telecommunication Services	62	—	—	62

Total Common Stocks	3,771	—	969	4,740

Preferred Stock
Capital Markets	—	—	24	24
Insurance	—	414	—	414

Total Preferred Stocks	—	414	24	438

Debt Securities
Asset-Backed Securities	—	185,982	97,130	283,112
Collateralized Mortgage Obligations	—	163,237	1,786	165,023
Commercial Mortgage-Backed Securities	—	63,101	52,252	115,353
Convertible Bonds
Auto Components	—	733	—	733
Communications Equipment	—	2,135	—	2,135
Electronic Equipment, Instruments & Components	—	6,209	—	6,209
Energy Equipment & Services	—	1,272	—	1,272
Health Care Technology	—	1,728	—	1,728
Hotels, Restaurants & Leisure	—	2,992	—	2,992
Internet & Direct Marketing Retail	—	8,070	—	8,070
Internet Software & Services	—	12,076	—	12,076
Media	—	4,081	—	4,081
Oil, Gas & Consumable Fuels	—	5,841	—	5,841
Semiconductors & Semiconductor Equipment	—	12,378	—	12,378
Software	—	4,438	—	4,438

Total Convertible Bonds	—	61,953	—	61,953

Corporate Bonds
Aerospace & Defense	—	13,954	—	13,954
Air Freight & Logistics	—	891	—	891
Airlines	—	3,931	—	3,931
Auto Components	—	16,136	—	16,136
Automobiles	—	6,226	—	6,226
Banks	—	72,065	—	72,065
Beverages	—	2,005	—	2,005
Biotechnology	—	812	—	812
Building Products	—	7,522	—	7,522
Capital Markets	—	29,849	6,188	36,037
Chemicals	—	26,527	—	26,527

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Services & Supplies	$—	$10,779	$—	$10,779
Communications Equipment	—	4,212	65	4,277
Construction & Engineering	—	880	—	880
Construction Materials	—	3,385	—	3,385
Consumer Finance	—	15,076	—	15,076
Containers & Packaging	—	16,332	—	16,332
Diversified Consumer Services	—	1,468	—	1,468
Diversified Financial Services	—	12,291	—	12,291
Diversified Telecommunication Services	—	60,099	—	60,099
Electric Utilities	—	17,619	19	17,638
Electrical Equipment	—	1,565	—	1,565
Electronic Equipment, Instruments & Components	—	1,604	—	1,604
Energy Equipment & Services	—	6,281	—	6,281
Equity Real Estate Investment Trusts (REITs)	—	23,731	—	23,731
Food & Staples Retailing	—	10,311	—	10,311
Food Products	—	7,748	—	7,748
Gas Utilities	—	471	—	471
Health Care Equipment & Supplies	—	10,418	—	10,418
Health Care Providers & Services	—	36,566	—	36,566
Health Care Technology	—	3,758	—	3,758
Hotels, Restaurants & Leisure	—	24,643	—	24,643
Household Durables	—	2,634	—	2,634
Household Products	—	4,545	—	4,545
Independent Power and Renewable Electricity Producers	—	4,048	—	4,048
Industrial Conglomerates	—	4,252	—	4,252
Insurance	—	7,587	—	7,587
Internet & Direct Marketing Retail	—	712	—	712
Internet Software & Services	—	3,337	—	3,337
IT Services	—	10,607	—	10,607
Leisure Products	—	2,237	—	2,237
Machinery	—	8,351	—	8,351
Marine	—	653	—	653
Media	—	68,058	—	68,058
Metals & Mining	—	9,520	—	9,520
Multiline Retail	—	1,483	—	1,483
Multi-Utilities	—	5,636	—	5,636
Oil, Gas & Consumable Fuels	—	59,225	306	59,531
Paper & Forest Products	—	1,656	—	1,656
Personal Products	—	1,126	—	1,126
Pharmaceuticals	—	22,724	—	22,724
Professional Services	—	1,177	—	1,177
Road & Rail	—	12,217	—	12,217
Semiconductors & Semiconductor Equipment	—	11,851	—	11,851
Software	—	6,804	—	6,804

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Specialty Retail	$—	$9,949	$—	$9,949
Technology Hardware, Storage & Peripherals	—	3,823	—	3,823
Textiles, Apparel & Luxury Goods	—	2,042	—	2,042
Thrifts & Mortgage Finance	—	3,270	—	3,270
Tobacco	—	8,375	—	8,375
Trading Companies & Distributors	—	4,699	—	4,699
Wireless Telecommunication Services	—	33,529	—	33,529

Total Corporate Bonds	—	765,282	6,578	771,860

Foreign Government Securities	—	110,063	—	110,063
Mortgage-Backed Securities	—	70,888	—	70,888
Private Placements
Commercial Loan	—	—	36,000	36,000
U.S. Treasury Obligations	—	48,706	—	48,706
Loan Assignments
Aerospace & Defense	—	20	—	20
Chemicals	—	332	—	332
Diversified Consumer Services	—	627	—	627
Diversified Telecommunication Services	—	804	—	804
Food & Staples Retailing	—	1,244	—	1,244
Food Products	—	1,246	—	1,246
Health Care Providers & Services	—	664	—	664
Hotels, Restaurants & Leisure	—	108	—	108
Insurance	—	263	—	263
IT Services	—	1,237	—	1,237
Media	—	3,331	—	3,331
Pharmaceuticals	—	75	—	75
Specialty Retail	—	481	—	481

Total Loan Assignments	—	10,432	—	10,432

Rights
Independent Power and Renewable Electricity Producers	—	—	22	22
Short-Term Investment
Investment Company	143,814	—	—	143,814

Total Investments in Securities	$147,585	$1,480,058	$194,761	$1,822,404

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,973	$—	$4,973
Futures	4,492	—	—	4,492
Swaps	—	9,094	—	9,094

Total Appreciation in Other Financial Instruments	$4,492	$14,067	$—	$18,559

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(2,246)	$—	$ (2,246)
Futures	(3,738)	—	—	(3,738)
Swaps	—	(17,031)	—	(17,031)

Total Depreciation in Other Financial Instruments	$(3,738)	$(19,277)	$—	$(23,015)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the period ended May 31, 2018.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Unconstrained Debt Fund	Balance as of February 28, 2018	Realized gain (loss)		Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 28, 2018
Investments in Securities
Asset-Backed Securities	$82,693	$148		$(1,382)	$37		$8,276	$(4,270)	$16,853	$(5,225)	$97,130
Collateralized Mortgage Obligations	1,871	2		(78)	3		—	(12)	—	—	1,786
Commercial Mortgage-Backed Securities	52,525	257		(7,143)	13		724	(5,418)	14,714	(3,420)	52,252
Common Stocks — Capital Markets	434	—		(2)	—		—	—	—	—	432
Common Stocks — Equity Real Estate Investment Trusts (REITs)	—	—		(5)	—		—	—	542	—	537
Corporate Bonds — Capital Markets	6,225	—	(a)	— (a)	—	(a)	—	(37)	—	—	6,188
Corporate Bonds — Communications Equipment	64	—		1	—	(a)	—	—	—	—	65
Corporate Bonds — Electric Utilities	25	—		(6)	—		—	—	—	—	19
Corporate Bonds — Oil, Gas & Consumable Fuels	—	(4)		2	(2)		—	(254)	564	—	306
Loan Assignments — Hotels, Restaurants & Leisure	2,496	89		(44)	3		575	(3,119)	—	—	—
Preferred Stocks — Capital Markets	23	—		1	—		—	—	—	—	24
Private Placements — Commercial Loanss	36,000	—		—	—		—	—	—	—	36,000
Rights — Independent Power and Renewable Electricity Producers	30	—		(8)	—		—	—	—	—	22

	$182,386	$492		$(8,664)	$54		$9,575	$(13,110)	$32,673	$(8,645)	$194,761

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(8,623,000).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$81,424	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 40.00% (15.99%)
			Constant Default Rate	0.00% - 20.00% (1.72%)
			Yield (Discount Rate of Cash Flows)	2.66% - 6.14% (4.05%)

Asset-Backed Securities	81,424

	390	Discounted Cash Flow	Constant Prepayment Rate	7.00% (7.00%)
			Constant Default Rate	2.04% (2.04%)
			Yield (Discount Rate of Cash Flows)	5.50% (5.50%)
	—	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Collateralized Mortgage Obligations	390

	46,994	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(56.76%) - 199.00% (30.44%)

Commercial Mortgage-Backed Securities	46,994

	36,000	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.12% - 5.62% (5.34%)

Private Placements	36,000

	252	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.67% - 19.67% (7.78%)
			Liquidity Discount	0.75% (0.75%)
		Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate Bonds	252

	24	Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)
			Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	24

	—	Market Comparable Companies	EBITDA Multiple	6.5x (6.5x)

Common Stocks	—

Total	$165,084

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $29,677,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, index, price locks, spread locks and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 94.8%
New York — 94.8%
Albany Industrial Development Agency, Civic Facility, CHF Holland Suites II LLC Project Series A, Rev., VRDO, LOC: TD Bank NA, 1.07%, 6/7/2018(b)	1,215	1,215
Albany Industrial Development Agency, Civic Facility, Living Resources Corp. Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.10%, 6/7/2018(b)	2,595	2,595
City of New York, Fiscal Year 2012 Series G, Subseries G-7, Class G, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.86%, 6/1/2018(b)	12,075	12,075
City of New York, Fiscal Year 2014 Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	2,200	2,200
City of New York, Fiscal Year 2015 Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.16%, 6/7/2018(b)	250	250
City of New York, Fiscal Year 2017 Series A, Subseries A-7, GO, VRDO, LOC: Bank of the West, 0.91%, 6/1/2018(b)	10,395	10,395
City of New York, Housing Development Corp., Multi-Family Rental Housing Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.07%, 6/7/2018(b)	7,320	7,320
Franklin County Civic Development Corp. Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.08%, 6/7/2018(b)	4,455	4,455
Franklin County Industrial Development Agency, Civic Facility, Trudeau Institute, Inc. Project Rev., VRDO, LOC: HSBC Bank USA NA, 1.21%, 6/7/2018(b)	245	245
Metropolitan Transportation Authority
Series A-1, Rev., VRDO, LOC: TD Bank NA, 0.85%, 6/1/2018(b)	3,000	3,000
Subseries E-1, Rev., VRDO, LOC: Bank of Montreal, 1.00%, 6/1/2018(b)	3,200	3,200
Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.96%, 6/7/2018(b)	9,995	9,995
Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 1.02%, 6/7/2018(b)	7,910	7,910
Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 1.06%, 6/7/2018(b)	7,550	7,550
Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.07%, 6/7/2018(b)	2,520	2,520
Metropolitan Transportation Authority, Dedicated Tax Fund Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.06%, 6/7/2018(b)	5,000	5,000
Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured Series B, Rev., VRDO, 0.97%, 6/7/2018(b)	12,295	12,295
Nassau County Interim Finance Authority, Sales Tax Secured Series C, Rev., VRDO, 0.95%, 6/7/2018(b)	15,130	15,130
Nassau Health Care Corp., Nassau County Guaranteed Subseries C1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	15,970	15,970
New York City Housing Development Corp. Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 6/7/2018(b)	12,530	12,530

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.04%, 6/7/2018(b)	3,300	3,300
New York City Housing Development Corp., Multi-Family Mortgage, Boricua Village Apartments Site C Series C, Rev., VRDO, LOC: Citibank NA, 1.13%, 6/7/2018(b)	6,665	6,665
New York City Housing Development Corp., Multi-Family Rental Housing, 90 Washington Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 6/7/2018(b)	2,000	2,000
New York City Housing Development Corp., Multi-Family Rental Housing, Atlantic Court Apartments Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.06%, 6/7/2018(b)	13,500	13,500
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 6/7/2018(b)	2,300	2,300
New York City Industrial Development Agency, 123 Washington LLC Project Series 2007, Rev., VRDO, LOC: Bank of China, 0.94%, 6/1/2018(b)	22,505	22,505
New York City Industrial Development Agency, Civic Facility, New York Congregational Nursing Center Project Series A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.08%, 6/7/2018(b)	800	800
New York City Industrial Development Agency, Jamaica First Parking LLC Project Rev., VRDO, LOC: TD Bank NA, 1.04%, 6/7/2018(b)	2,225	2,225
New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012 Series A-2, Rev., VRDO, 0.87%, 6/1/2018(b)	775	775
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, 0.98%, 6/7/2018(b)	2,020	2,020
New York City Transitional Finance Authority Future Tax Secured Revenue Subseries A-4, Rev., VRDO, 0.91%, 6/1/2018(b)	2,550	2,550
New York City Transitional Finance Authority, Future Tax Secured Subseries E-4, Rev., VRDO, 0.91%, 6/1/2018(b)	2,650	2,650
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Subseries A-4, Rev., VRDO, 0.85%, 6/1/2018(b)	3,550	3,550
Subseries A-3, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.07%, 6/7/2018(b)	1,600	1,600
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Series A, Subseries A-4, Rev., VRDO, 0.85%, 6/1/2018(b)	16,000	16,000
Subseries C-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.01%, 6/7/2018(b)	5,000	5,000
New York City Trust for Cultural Resources, Metropolitan Museum of Art
Subseries A-1, Rev., VRDO, 1.01%, 6/7/2018(b)	20,400	20,400
Subseries A-2, Rev., VRDO, 1.01%, 6/7/2018(b)	2,150	2,150
New York City Water & Sewer System, Second General Resolution Subseries FF-1, Rev., VRDO, 0.91%, 6/1/2018(b)	10,000	10,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
New York Liberty Development Corp.
Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 1.08%, 6/7/2018(b)(c)	15,525	15,525
Series 2015-XF2153, Rev., VRDO, LIQ: Citibank NA, 1.08%, 6/7/2018(b)(c)	7,500	7,500
New York Mortgage Agency, Homeowner Mortgage Series 207, Rev., VRDO, 1.08%, 6/7/2018(b)	10,000	10,000
New York State Dormitory Authority Series B-1, Rev., VRDO, LOC: Barclays Bank plc, 1.07%, 6/7/2018(b)	1,000	1,000
New York State Dormitory Authority, Catholic Health System Series 2006A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.07%, 6/7/2018(b)	6,130	6,130
New York State Dormitory Authority, City University System, CONS Fifth General Resolution Series C, Rev., VRDO, LOC: Bank of America NA, 1.03%, 6/7/2018(b)	2,105	2,105
New York State Dormitory Authority, Cornell University Series B, Rev., VRDO, 1.01%, 6/7/2018(b)	4,800	4,800
New York State Dormitory Authority, Fordham University Series A-1, Rev., VRDO, LOC: Bank of America NA, 1.02%, 6/7/2018(b)	4,035	4,035
New York State Dormitory Authority, Highland Community Development Corp. Series B, Rev., VRDO, LOC: HSBC Bank USA NA, 1.10%, 6/7/2018(b)	3,780	3,780
New York State Dormitory Authority, Museum of Art Series B, Rev., VRDO, 1.08%, 6/7/2018(b)	185	185
New York State Dormitory Authority, New York Fordham University Series A-2, Rev., VRDO, LOC: Bank of America NA, 1.02%, 6/7/2018(b)	7,875	7,875
New York State Dormitory Authority, Revenue Derivatives Rev., VRDO, LIQ: Citibank NA, 1.08%, 6/7/2018(b)(c)	6,175	6,175
New York State Dormitory Authority, St. John’s University Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.03%, 6/7/2018(b)	8,735	8,735
New York State Dormitory Authority, Teresian House Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.09%, 6/7/2018(b)	14,580	14,580
New York State Dormitory Authority, University of Rochester Series 2006A-1, Rev., VRDO, LOC: Barclays Bank plc, 1.07%, 6/7/2018(b)	1,400	1,400
New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.01%, 6/7/2018(b)	2,300	2,300
New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project
Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.96%, 6/7/2018(b)	16,800	16,800
Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.18%, 6/7/2018(b)	7,700	7,700
New York State Housing Finance Agency
Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.90%, 6/1/2018(b)	22,175	22,175
Rev., VRDO, LOC: Manufacturers & Trader Trust Co., 1.08%, 6/7/2018(b)	12,500	12,500
Series A-1, Rev., VRDO, LOC: Bank of New York Mellon, 1.08%, 6/7/2018(b)	7,610	7,610
Rev., VRDO, FNMA, LOC: FNMA, 1.10%, 6/7/2018(b)	8,400	8,400

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
New York State Housing Finance Agency, 188 Ludlow Street Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.14%, 6/7/2018(b)	2,000	2,000
New York State Housing Finance Agency, 222 East 44th Street Housing Series A, Rev., VRDO, LOC: Bank of China, 1.15%, 6/7/2018(b)	1,750	1,750
New York State Housing Finance Agency, 25 West 25th Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	9,660	9,660
New York State Housing Finance Agency, 363 West 30th Street Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.07%, 6/7/2018(b)	1,085	1,085
New York State Housing Finance Agency, 42nd and 10th Housing Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.12%, 6/7/2018(b)	5,000	5,000
New York State Housing Finance Agency, 42nd West 10th Street Housing Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.07%, 6/7/2018(b)	12,850	12,850
New York State Housing Finance Agency, 455 West 37th Street Housing Series A, Rev., VRDO, AMT, LOC: Landesbank Hessen-Thueringen, 0.94%, 6/1/2018(b)	8,250	8,250
New York State Housing Finance Agency, 555 Tenth Avenue Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.10%, 6/7/2018(b)	6,000	6,000
New York State Housing Finance Agency, 606 West 57th Street Housing Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.08%, 6/7/2018(b)	4,865	4,865
New York State Housing Finance Agency, 625 West 57th Street Housing
Series A, Rev., VRDO, LOC: Bank of New York Mellon, 1.08%, 6/7/2018(b)	800	800
Rev., VRDO, LOC: Bank of New York Mellon, 1.10%, 6/7/2018(b)	1,300	1,300
New York State Housing Finance Agency, Historic Front Street Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.03%, 6/7/2018(b)	5,250	5,250
New York State Housing Finance Agency, Liberty Street Realty LLC Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.04%, 6/7/2018(b)	10,535	10,535
New York State Housing Finance Agency, Madison Avenue Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.90%, 6/1/2018(b)	3,475	3,475
New York State Housing Finance Agency, Manhattan West Residential Housing
Series A, Rev., VRDO, LOC: Bank of China, 0.96%, 6/1/2018(b)	12,000	12,000
Series A, Rev., VRDO, LOC: Bank of China, 1.18%, 6/7/2018(b)	20,500	20,500
New York State Housing Finance Agency, Navy Pier Court Housing Rev., VRDO, LOC: PNC Bank NA, 1.08%, 6/7/2018(b)	2,300	2,300
New York State Housing Finance Agency, Tribeca Green Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.13%, 6/7/2018(b)	15,000	15,000
New York State Housing Finance Agency, Warren Knolls Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.11%, 6/7/2018(b)	6,700	6,700
New York State Housing Finance Agency, West 23rd Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 6/7/2018(b)	1,600	1,600

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
New York State Housing Finance Agency, West Haverstraw Senior Citizens Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.11%, 6/7/2018(b)	6,700	6,700
New York State Mortgage Agency, Homeowner Mortgage Series 162, Rev., VRDO, 0.96%, 6/7/2018(b)	7,495	7,495
New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund Series 2016-XF2279, Rev., VRDO, LIQ: Citibank NA, 1.08%, 6/7/2018(b)(c)	4,800	4,800
Niagara Area Development Corp, University Project Series 2012A, Rev., VRDO, LOC: HSBC Bank USA NA, 1.10%, 6/7/2018(b)	4,405	4,405
Onondaga County Industrial Development Agency, Civic Facility, Syracuse Home Association Project Series 2007, Rev., VRDO, LOC: HSBC Bank USA NA, 1.08%, 6/7/2018(b)	4,345	4,345
Onondaga County Trust Cultural Resources, Syracuse University Project Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.08%, 6/7/2018(b)	9,120	9,120
RBC Municipal Products, Inc. Trust GO, VRDO, LOC: Royal Bank of Canada, 0.97%, 6/1/2018(b)(c)	6,000	6,000
Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project Series 2009, Rev., VRDO, LOC: Bank of America NA, 1.06%, 6/7/2018(b)	5,000	5,000
Tender Option Bond Trust Receipts/CTFS
Series 2015-XM0072, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	11,625	11,625
Series 2015-ZF0264, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	6,265	6,265
Series 2016-ZF0381, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	4,015	4,015
Series 2017-XF2518, Rev., VRDO, LIQ: Citibank NA, 1.08%, 6/7/2018(b)(c)	5,620	5,620
Series 2017-ZM0513, Rev., VRDO, LIQ: Barclays Bank plc, 1.08%, 6/7/2018(b)(c)	3,750	3,750
Series 2018-XF0634, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	6,890	6,890
Series 2018-XF0635, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	6,185	6,185
Series 2018-XF0636, Rev., VRDO, LIQ: TD Bank NA, 1.08%, 6/7/2018(b)(c)	13,985	13,985
Series ZM0544, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	2,220	2,220
Series 2015-XF2107, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	8,760	8,760
Series 2015-ZF0271, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	3,170	3,170
Series 2016-XF2344, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	3,500	3,500
Series 2016-ZF0505, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	4,635	4,635
Series 2016-ZF0507, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	1,930	1,930
Series 2016-ZM0138, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	2,500	2,500
Series 2016-ZM0139, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	3,500	3,500
Series 2017-XF0536, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	1,500	1,500
Series 2017-XF0593, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	4,355	4,355

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
Series 2017-XF0598, Rev., VRDO, LIQ: TD Bank NA, 1.09%, 6/7/2018(b)(c)	3,000	3,000
Series 2017-XG0112, Rev., VRDO, LIQ: Barclays Bank plc, 1.09%, 6/7/2018(b)(c)	5,600	5,600
Series 2017-XM0505, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.09%, 6/7/2018(b)(c)	10,000	10,000
Series 2018-XF2529, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	2,625	2,625
Series 2018-ZM0600, Rev., VRDO, LIQ: Wells Fargo Bank NA, 1.09%, 6/7/2018(b)(c)	7,500	7,500
Series XF2481, Rev., VRDO, LIQ: Barclays Bank plc, 1.10%, 6/7/2018(b)(c)	2,160	2,160
Series 2016-ZF0275, Rev., VRDO, LIQ: TD Bank NA, 1.11%, 6/7/2018(b)(c)	2,385	2,385
Series 2016-ZF0464, Rev., VRDO, LOC: Royal Bank of Canada, 1.11%, 6/7/2018(b)(c)	23,000	23,000
Series 2018-XL0063, Rev., VRDO, LIQ: Citibank NA, 1.12%, 6/7/2018(b)(c)	4,500	4,500
Series 2016-Zf0269, Rev., VRDO, LIQ: TD Bank NA, 1.14%, 6/7/2018(b)(c)	2,000	2,000
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series B-1, Rev., VRDO, LOC: Bank of America NA, 0.91%, 6/1/2018(b)	10,770	10,770
Series F, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.95%, 6/1/2018(b)	6,805	6,805
Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.12%, 6/7/2018(b)	5,800	5,800

		786,485

TOTAL MUNICIPAL BONDS (Cost $786,485)		786,485

Investments(a)	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 5.1%
New York — 5.1%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 2, LIQ: Citibank NA, 1.13%, 6/7/2018 #(c)	4,200	4,200
Series 3, LIQ: Citibank NA, 1.13%, 6/7/2018 #(c)	17,700	17,700
Nuveen New York Quality Municipal Income Fund Series 1, LIQ: TD Bank NA, 1.18%, 6/7/2018 #(c)	20,100	20,100

		42,000

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $42,000)		42,000

Total Investments — 99.9% (Cost $828,485)*		828,485
Other Assets in Excess of Liabilities — 0.1%		1,180

Net Assets — 100.0%		829,665

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

AMT	Alternative Minimum Tax
CONS	Consolidated Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
Rev.	Revenue
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.

(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Quoted prices in active markets for identical securities.

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$828,485	$—	$828,485

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.2%(a)
New Jersey — 0.4%
Other Revenue — 0.4%
Hudson County Improvement Authority, Capital Appreciation Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/2018	1,435	1,422

New York — 97.8%
Education — 4.8%
Erie County Industrial Development Agency, School District Project Series A, Rev., 5.00%, 5/1/2023	2,000	2,228
New York State Dormitory Authority Series A, Rev., NATL-RE-IBC, 5.00%, 7/1/2020	205	206
New York State Dormitory Authority, Consolidated City University System Series A, Rev., NATL-RE-IBC, 6.00%, 7/1/2020	2,160	2,299
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2021	1,730	1,918
Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,140
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,389
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,872
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,764
New York State Dormitory Authority, School Districts Financing Program Rev., AGC, 5.00%, 10/1/2024	50	52
New York State Dormitory Authority, School Districts, Building Finance Program Series F, Rev., NATL-RE, 6.50%, 10/1/2020	255	271
New York State Dormitory Authority, State University Educational Facilities Series A, Rev., NATL-RE-IBC, 5.25%, 5/15/2021	1,050	1,120

		17,259

General Obligation — 11.5%
Burnt Hills-Ballston Lake Central School District GO, NATL-RE, FGIC, 5.50%, 7/15/2018	60	60
City of Buffalo Series B, GO, 5.00%, 11/15/2022	1,000	1,127
City of New York, Fiscal Year 2009
Subseries H-1, GO, 5.13%, 3/1/2024	2,000	2,049
Subseries J-1, GO, 5.00%, 5/15/2024	1,000	1,029
Series B-1, GO, 5.25%, 9/1/2024	930	938
Series B-1, GO, 5.25%, 9/1/2025	520	524
City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	8,269
City of New York, Fiscal Year 2014 Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,257
County of Onondaga Series A, GO, 5.00%, 3/1/2024	3,050	3,126
County of Suffolk, Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,339
Dutchess County, Arlington Central School District Series A, GO, 5.00%, 5/15/2021	2,380	2,455
Monroe County, Greece Central School District
Series B, GO, 4.50%, 12/15/2021	880	959
Series B, GO, 5.00%, 12/15/2022	765	867
Series B, GO, 5.00%, 12/15/2023	500	566
Nassau County, General Improvement
Series C, GO, AGC, 5.00%, 10/1/2024	4,220	4,403
Series A, GO, 5.00%, 1/1/2025	1,000	1,149
Nassau County, Mineola Village GO, 5.00%, 8/15/2023	1,350	1,440
Nassau County, Unrefunded Balance Series C, GO, AGM, 5.00%, 7/1/2022	80	80
Nassau County, Unrefunded Balance, General Improvement Series C, GO, AGC, 5.00%, 10/1/2024	60	63
Orange County, Goshen Central School District GO, NATL-RE, FGIC, 5.00%, 6/15/2019	1,000	1,034
Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,848
State of New York Series A, GO, 5.00%, 2/15/2027	5,000	5,115

		41,697

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Hospital — 4.3%
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Rev., NATL-RE, 5.75%, 7/1/2019	370	386
Rev., NATL-RE, 5.50%, 7/1/2023	1,000	1,133
Series A2, Rev., 5.00%, 7/1/2026	4,875	4,886
New York State Dormitory Authority, Mental Health Services, Facilities Improvement Series A-1, Rev., 5.38%, 2/15/2021	1,000	1,026
New York State Dormitory Authority, Montefiore Medical Center Rev., FHA, 5.00%, 8/1/2020	3,000	3,007
New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group Series A, Rev., 5.00%, 7/1/2026	2,000	2,119
New York State Dormitory Authority, Municipal Health Facilities Improvement Program Series 2, Subseries 2-2, Rev., 5.00%, 1/15/2021	3,000	3,008

		15,565

Housing — 0.4%
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	1,220	1,259

Industrial Development Revenue/Pollution Control Revenue — 1.2%
New York City Industrial Development Agency, New York Stock Exchange Project Series A, Rev., 5.00%, 5/1/2023	4,290	4,411

Other Revenue — 27.7%
Hudson Yards Infrastructure Corp., Second Indenture
Series A, Rev., 5.00%, 2/15/2029	3,500	4,121
Series A, Rev., 5.00%, 2/15/2034	1,115	1,297
Series A, Rev., 5.00%, 2/15/2035	1,750	2,032
Nassau County Interim Finance Authority, Sales Tax Secured Series A, Rev., 5.00%, 11/15/2020	65	67
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009
Series S-5, Rev., 5.00%, 1/15/2020	4,875	4,977
Series S-3, Rev., 5.00%, 1/15/2024	1,500	1,531
Series S-4, Rev., 5.13%, 1/15/2024	1,500	1,533
Series S-3, Rev., 5.25%, 1/15/2025	2,800	2,863
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,463
New York City Transitional Finance Authority, Future Tax Secured
Series D, Rev., 5.00%, 11/1/2025	2,570	2,721
Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,626
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,337
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2018 Series B-1, Rev., 5.00%, 8/1/2034	2,000	2,338
New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate Series I, Subseries I-2, Rev., 5.00%, 11/1/2026	1,400	1,481
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal Series B, Rev., 5.00%, 2/1/2027	2,500	2,693
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate
Series D, Subseries D-1, Rev., 5.00%, 11/1/2026	1,000	1,097
Series D, Subseries D-1, Rev., 5.00%, 11/1/2027	1,000	1,097
New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured Rev., 5.25%, 11/1/2019	210	217
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,308

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Other Revenue — continued
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,137
New York Convention Center Development Corporation, Hotel Unit fee Secured Rev., 5.00%, 11/15/2030	2,000	2,318
New York State Dormitory Authority, Court Facilities Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,091
New York State Dormitory Authority, State Sales Tax
Series A, Rev., 5.00%, 3/15/2029	2,500	2,861
Series A, Rev., 5.00%, 3/15/2031	5,100	5,889
Series A, Rev., 5.00%, 3/15/2032	2,000	2,271
Series B, Rev., 5.00%, 3/15/2032	2,500	2,896
Series B, Rev., 5.00%, 3/15/2033	2,500	2,893
New York State Environmental Facilities Corp., Green Bonds
Series C, Rev., 5.00%, 8/15/2033	1,000	1,188
Series C, Rev., 5.00%, 8/15/2034	1,000	1,185
New York State Environmental Facilities Corp., Master Financing Program Series C, Rev., 5.00%, 10/15/2027	2,550	2,697
New York State Urban Development Corp., Service Contract
Series D, Rev., 5.38%, 1/1/2021	1,500	1,531
Series B, Rev., 5.25%, 1/1/2023	2,000	2,005
Series C, Rev., 5.00%, 1/1/2025	7,000	7,018
Series B, Rev., 5.25%, 1/1/2025	3,000	3,008
Sales Tax Asset Receivable Corp.
Series A, Rev., 5.00%, 10/15/2029	5,000	5,779
Sales Tax Asset Receivable Corp., Fiscal Year 2015 Series A, Rev., 5.00%, 10/15/2030	2,500	2,883
United Nations Development Corp., Senior Lien
Series A, Rev., 5.00%, 7/1/2022	2,000	2,072
Series A, Rev., 5.00%, 7/1/2023	1,000	1,036
Westchester Tobacco Asset Securitization Corp.
Series B, Rev., 5.00%, 6/1/2033	1,775	1,944
Series B, Rev., 5.00%, 6/1/2034	2,000	2,180

		100,681

Prerefunded — 10.0%
Long Island Power Authority, Electric System Series B, Rev., 5.63%, 4/1/2019(b)	2,000	2,065
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., 5.13%, 11/15/2018(b)	1,000	1,016
Series B, Rev., 5.25%, 11/15/2019(b)	3,000	3,152
Metropolitan Transportation Authority, Transportation Series C, Rev., 6.25%, 11/15/2018(b)	1,615	1,649
Nassau County Interim Finance Authority, Sales Tax Secured Series A, Rev., 5.00%, 5/15/2019(b)	935	964
New York City Transitional Finance Authority, Future Tax Secured Subseries A-1, Rev., 5.00%, 5/1/2019(b)	1,545	1,592
Rev., 5.25%, 5/1/2019(b)	15	15
Series D, Rev., 5.00%, 5/1/2020(b)	680	721
New York State Dormitory Authority, School Districts Financing Program Rev., AGC, 5.00%, 10/1/2019(b)	85	89
Series A, Rev., AGC, 5.00%, 10/1/2019(b)	865	902
New York State Dormitory Authority, State Personal Income Tax
Series A, Rev., 5.25%, 2/15/2019(b)	3,820	3,915
Series B, Rev., 5.00%, 3/15/2019(b)	2,000	2,052
New York State Environmental Facilities Corp., State Personal Income Tax Series A, Rev., 5.00%, 12/15/2018(b)	990	1,008
New York State Housing Finance Agency, State Personal Income Tax, Economic Development & Housing
Series A, Rev., 5.00%, 3/15/2019(b)	6,890	7,073

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund
Series A-1, Rev., 5.00%, 4/1/2019(b)	3,000	3,081
Series A, Rev., 5.00%, 4/1/2020(b)	6,000	6,344
Triborough Bridge & Tunnel Authority Series A-2, Rev., 5.00%, 11/15/2018(b)	565	574

		36,212

Special Tax — 6.6%
New York State Dormitory Authority, State Personal Income Tax Series A, Rev., 5.25%, 2/15/2023	180	185
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series E, Rev., 5.00%, 2/15/2029	1,715	1,887
New York State Environmental Facilities Corp., State Personal Income Tax Series A, Rev., 5.00%, 12/15/2022	10	10
New York State Thruway Authority, State Personal Income Tax, Transportation Series A, Rev., 5.00%, 3/15/2028	2,000	2,136
New York State Urban Development Corp., State Personal Income Tax
Series A, Rev., 5.00%, 3/15/2027	2,500	2,859
Series A, Rev., 5.00%, 3/15/2031	3,000	3,394
Series A, Rev., 5.00%, 3/15/2032	2,500	2,879
Series A, Rev., 5.00%, 3/15/2034	2,000	2,328
New York State Urban Development Corp., State Personal Income Tax, State Facilities & Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,313
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	6,001

		23,992

Transportation — 16.8%
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., Zero Coupon, 11/15/2030	4,000	2,636
Series A, Rev., 5.25%, 11/15/2034	1,020	1,210
Metropolitan Transportation Authority, Dedicated Tax Fund, Green Bonds Series B-2, Rev., 5.25%, 11/15/2033	1,000	1,206
Metropolitan Transportation Authority, Transportation
Series C, Rev., 6.25%, 11/15/2023	385	393
Subseries C-1, Rev., 5.25%, 11/15/2030	1,500	1,755
Series B, Rev., 5.00%, 11/15/2031	2,000	2,280
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,296
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,299
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,097
Metropolitan Transportation Authority, Transportation, Green Bonds Series A-1, Rev., 5.00%, 11/15/2031	2,500	2,885
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,149
Series L, Rev., 5.00%, 1/1/2032	2,250	2,651
New York State Thruway Authority, Junior Indebtedness Series 2016A, Rev., 5.00%, 1/1/2034	2,000	2,268
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2026	2,000	2,269
Port Authority of New York & New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,273
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,135
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,316
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,258
Rev., AMT, 5.00%, 9/1/2032	1,750	1,969
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,503
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,187
Triborough Bridge & Tunnel Authority
Series C, Rev., 5.00%, 11/15/2021	1,010	1,025
Series A-2, Rev., 5.00%, 11/15/2023	935	949

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Transportation — continued
Series C, Rev., 5.00%, 11/15/2023	1,455	1,476
Subseries D, Rev., 5.00%, 11/15/2023	1,915	1,943
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series B, Rev., 5.00%, 11/15/2029	2,500	2,983
Series B, Rev., 5.00%, 11/15/2030	2,000	2,379
Series A, Rev., 5.00%, 11/15/2031	1,000	1,172
Series B, Rev., 5.00%, 11/15/2031	1,100	1,304
Series A, Rev., 5.00%, 11/15/2033	2,000	2,331
Series B, Rev., 5.00%, 11/15/2033	1,500	1,768
Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Capital Appreciation
Subseries A, Rev., Zero Coupon, 11/15/2032	3,000	1,810

		61,175

Utility — 5.3%
Long Island Power Authority, Electric System Series A, Rev., AGM, Zero Coupon, 6/1/2021	5,000	4,658
New York State Power Authority Series C, Rev., NATL-RE, 5.00%, 11/15/2020	2,500	2,506
Utility Debt Securitization Authority Series TE, Rev., 5.00%, 12/15/2030	1,000	1,134
Rev., 5.00%, 12/15/2032	2,500	2,915
Series A, Rev., 5.00%, 12/15/2033	3,000	3,509
Series A, Rev., 5.00%, 12/15/2034	4,000	4,664

		19,386

Water & Sewer — 9.2%
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010 Series FF, Rev., 5.00%, 6/15/2025	1,000	1,063
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011 Series HH, Rev., 5.00%, 6/15/2026	6,600	7,195
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,453
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015
Series EE, Rev., 5.00%, 6/15/2028	2,000	2,295
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,295
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series B, Rev., 5.50%, 10/15/2025(b)	4,175	5,070
Series A, Rev., 5.00%, 6/15/2027	1,500	1,737
Series A, Rev., 5.00%, 6/15/2030	1,900	2,251
Series A, Rev., 5.00%, 6/15/2031	2,150	2,540
Series A, Rev., 5.00%, 6/15/2032	2,000	2,355
Series A, Rev., 5.00%, 6/15/2033	2,000	2,317

		33,571

Total New York		355,208

TOTAL MUNICIPAL BONDS (Cost $348,111)		356,630

	Shares (000)
SHORT-TERM INVESTMENTS — 0.6%
INVESTMENT COMPANIES — 0.6%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (c)(d)(Cost $2,164)	2,164	2,164

Total Investments — 98.8% (Cost $350,275)		358,794
Other Assets in Excess of Liabilities — 1.2%		4,509

Net Assets — 100.0%		363,303

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations
AGC		Insured by Assured Guaranty Corp.
AGM		Insured by Assured Guaranty Municipal Corp.
AMBAC		Insured by American Municipal Bond Assurance Corp.
AMT		Alternative Minimum Tax
FGIC		Insured by Financial Guaranty Insurance Co.
FHA		Federal Housing Administration
GO		General Obligation
IBC		Insured Bond Certificates
MTA		Metropolitan Transportation Authority
NATL		Insured by National Public Finance Guarantee Corp.
RE		Reinsured
Rev.		Revenue
(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Security is prerefunded or escrowed to maturity.
(c)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	The rate shown was the current yield as of May 31, 2018.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,164	$356,630	$—	$358,794

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 16.4%
Barclays Capital, Inc., 2.26%, dated 5/31/2018, due 7/5/2018, repurchase price $400,878, collateralized by Collateralized Mortgage Obligations, 0.00% - 59.67%, due 10/27/2025 - 5/17/2061, and FNMA Connecticut Avenue Securities, 4.00% - 13.69%, due 7/25/2023 - 1/25/2056, with a value of $432,000.	400,000	400,000
BMO Capital Markets Corp., 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $255,013, collateralized by Asset-Backed Securities, 1.67% - 3.24%, due 11/16/2020 - 2/15/2023, Corporate Bonds, 1.65% - 10.20%, due 9/27/2018 - 11/1/2046, Corporate Notes, 1.63% - 7.50%, due 9/4/2018 - 8/7/2025, and Sovereign Government Securities, 1.50% - 1.75%, due 10/3/2018 - 8/19/2019, with a value of $268,505.	255,000	255,000
BNP Paribas SA, 1.89%, dated 5/31/2018, due 6/6/2018, repurchase price $135,043, collateralized by Asset-Backed Securities, 0.00% - 9.56%, due 10/22/2018 - 2/25/2035, Collateralized Mortgage Obligations, 3.75%, due 6/25/2055, Corporate Bonds, 2.75% - 10.50%, due 10/15/2020 - 3/7/2067, Corporate Notes, 4.50%, due 10/3/2018, and Sovereign Government Securities, 4.63%, due 1/13/2028, with a value of $146,746.	135,000	135,000
BNP Paribas SA, 1.89%, dated 5/31/2018, due 6/7/2018, repurchase price $200,074, collateralized by Asset-Backed Securities, 1.49% - 3.55%, due 2/18/2020 - 10/21/2030, Corporate Bonds, 1.75% - 9.50%, due 6/18/2019 - 12/31/2099, Corporate Notes, 2.05% - 3.76%, due 12/14/2020 - 8/17/2026, FNMA, 1.13%, due 7/20/2018, FNMA Connecticut Avenue Securities, 4.16% - 5.96%, due 8/26/2030, Sovereign Government Securities, 3.63% - 7.25%, due 3/4/2028 - 3/5/2038 and U.S. Treasury Securities, 1.25%, due 7/31/2023, with a value of $210,367.	200,000	200,000
Citigroup Global Markets Holdings, Inc., 2.60%, dated 5/31/2018, due 7/18/2018, repurchase price $238,023, collateralized by Sovereign Government Securities, 6.85% - 7.63%, due 1/27/2045 - 6/28/2117, and U.S. Treasury Securities, 0.75% - 2.25%, due 7/15/2019 - 6/30/2021, with a value of $244,317.	237,200	237,200
Citigroup Global Markets Holdings, Inc., 2.92%, dated 5/31/2018, due 9/4/2018, repurchase price $228,970, collateralized by Collateralized Mortgage Obligations, 0.94% - 6.75%, due 8/16/2032 - 8/25/2057, with a value of $245,376.	227,200	227,200
Credit Suisse Securities USA LLC, 1.90%, dated 5/31/2018, due 6/4/2018, repurchase price $85,018, collateralized by Asset-Backed Securities, 0.00% - 8.85%, due 7/1/2020 - 3/25/2038, and Commercial Paper, 0.00%, due 6/1/2018 - 8/30/2018, with a value of $89,877.	85,000	85,000
Credit Suisse Securities USA LLC, 2.33%, dated 5/31/2018, due 7/5/2018, repurchase price $481,086, collateralized by Certificate of Deposit, 1.85%, due 8/21/2018, Collateralized Mortgage Obligations, 1.79% - 4.87%, due 1/25/2023 - 11/15/2059, and Commercial Paper, 0.00%, due 6/1/2018 - 9/10/2018, with a value of $510,949.	480,000	480,000
HSBC Securities USA, Inc., 1.95%, dated 5/31/2018, due 6/1/2018, repurchase price $255,014, collateralized by Corporate Bonds, 2.00% - 11.25%, due 2/15/2020 - 5/1/2034, with a value of $270,457.	255,000	255,000
ING Financial Markets LLC, 1.85%, dated 5/31/2018, due 6/1/2018, repurchase price $318,016, collateralized by Corporate Bonds, 1.80% - 7.88%, due 3/28/2019 - 5/15/2087, Corporate Notes, 2.75% - 5.40%, due 1/14/2020 - 11/21/2024, and Sovereign Government Securities, 3.70% - 7.75%, due 5/5/2021 - 1/15/2045, with a value of $333,918.	318,000	318,000
ING Financial Markets LLC, 1.90%, dated 5/31/2018, due 6/1/2018, repurchase price $440,023, collateralized by Corporate Bonds, 4.38% - 11.25%, due 4/15/2021 - 6/5/2115, with a value of $475,227.	440,000	440,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — continued
Merrill Lynch PFS, Inc., 1.95%, dated 5/31/2018, due 6/1/2018, repurchase price $300,016, collateralized by Corporate Bonds, 0.00% - 11.00%, due 8/12/2018 - 1/1/2099, and Corporate Notes, 4.50%, due 10/3/2018, with a value of $324,000.	300,000	300,000
Merrill Lynch PFS, Inc., 1.95%, dated 5/31/2018, due 6/1/2018, repurchase price $400,022, collateralized by Corporate Bonds, 0.00% - 13.75%, due 7/15/2018 - 6/5/2115, and Corporate Notes, 4.75% - 8.88%, due 12/19/2018 - 6/19/2032, with a value of $432,001.	400,000	400,000
Merrill Lynch PFS, Inc., 2.18%, dated 5/31/2018, due 7/5/2018, repurchase price $276,084, collateralized by Asset-Backed Securities, 0.00% - 12.00%, due 5/10/2019 - 5/28/2069, Collateralized Mortgage Obligations, 0.00% - 9.48%, due 10/18/2030 - 9/17/2058, Commercial Paper, 0.00%, due 6/29/2018 - 11/30/2018, and Corporate Bonds, 3.70%, due 6/6/2027, with a value of $293,874.	275,500	275,500
Societe Generale SA, 1.92%, dated 5/31/2018, due 6/1/2018, repurchase price $975,052, collateralized by Asset-Backed Securities, 2.09% - 7.05%, due 4/15/2027 - 8/25/2036, Corporate Bonds, 1.88% - 13.75%, due 6/1/2018 - 12/18/2073, Corporate Notes, 0.00% - 8.00%, due 7/23/2018 - 8/1/2033, and Sovereign Government Securities, 2.00% - 10.13%, due 6/16/2018 - 1/31/2047, with a value of $1,051,598.	975,000	975,000
Societe Generale SA, 1.97%, dated 5/31/2018, due 6/6/2018, repurchase price $865,284, collateralized by Asset-Backed Securities, 8.57%, due 4/20/2029, Corporate Bonds, 2.75% - 13.75%, due 9/15/2018 - 2/15/2050, Corporate Notes, 2.80% - 6.35%, due 4/30/2020 - 1/13/2022, and Sovereign Government Securities, 2.63% - 8.88%, due 10/14/2019 - 5/11/2047, with a value of $934,407.	865,000	865,000
UBS Securities LLC, 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $350,018, collateralized by Corporate Bonds, 2.10% - 10.75%, due 8/12/2019 - 1/1/2099, with a value of $367,500.	350,000	350,000
Wells Fargo Securities LLC, 1.80%, dated 5/31/2018, due 6/1/2018, repurchase price $137,007, collateralized by Commercial Paper, 0.00%, due 6/1/2018 - 7/13/2018, with a value of $143,857.	137,000	137,000

TOTAL REPURCHASE AGREEMENTS (COST $6,334,900)		6,334,900

MUNICIPAL BONDS — 0.3%
Alaska — 0.1%
Alaska Housing Finance Corp., State Capital Project Series A, Rev., VRDO, 1.85%, 6/7/2018(b)	45,000	45,000

California — 0.1%
City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments
Series H-4, Rev., VRDO, LOC: Bank of China, 1.85%, 6/7/2018(b)	24,190	24,190
Series H-3, Rev., VRDO, LOC: Bank of China, 1.90%, 6/7/2018(b)	15,190	15,190

		39,380

New York — 0.1%
New York State Housing Finance Agency, 222 East 44th Street Housing
Series B, Rev., VRDO, LOC: Bank of China, 1.80%, 6/1/2018(b)	29,230	29,230
New York State Housing Finance Agency, 572 11th Avenue Housing
Series A, Rev., VRDO, LOC: Bank of China, 1.93%, 6/1/2018(b)	18,350	18,350

		47,580

TOTAL MUNICIPAL BONDS (Cost $131,960)		131,960

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — 82.0%
CERTIFICATES OF DEPOSIT — 34.5%
Agricultural Bank of China Ltd. (China)
2.62%, 6/6/2018	25,000	25,003
2.50%, 7/17/2018(c)(d)	107,000	106,704
2.45%, 8/31/2018	78,000	77,998
Banco Del Estado De Chile (Chile)
2.30%, 7/2/2018	56,000	56,022
2.27%, 7/16/2018	40,000	40,018
2.30%, 8/10/2018	80,000	80,038
Bank of China Ltd. (Luxembourg) 2.44%, 7/13/2018(d)	150,000	149,636
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.10%), 2.28%, 6/18/2018(e)	25,000	25,006
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 1 Month + 0.20%), 2.12%, 6/7/2018(e)	55,000	55,017
(ICE LIBOR USD 3 Month + 0.10%), 2.22%, 6/15/2018(e)	84,000	84,015
BNP Paribas SA (France)
(ICE LIBOR USD 1 Month + 0.20%), 2.11%, 6/1/2018(e)	214,000	214,083
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/6/2018(e)	100,000	100,037
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/6/2018(e)	65,000	65,004
(ICE LIBOR USD 1 Month + 0.28%), 2.21%, 6/11/2018(e)	100,000	100,026
(ICE LIBOR USD 1 Month + 0.33%), 2.27%, 6/17/2018(e)	110,000	110,058
(ICE LIBOR USD 1 Month + 0.20%), 2.16%, 6/24/2018(e)	200,238	200,313
(ICE LIBOR USD 3 Month + 0.25%), 2.54%, 6/26/2018(e)	137,000	137,119
(ICE LIBOR USD 3 Month + 0.25%), 2.54%, 6/27/2018(e)	100,000	100,089
(ICE LIBOR USD 3 Month + 0.13%), 2.45%, 7/5/2018(e)	135,000	135,036
Chiba Bank Ltd. (Japan)
2.15%, 6/14/2018	69,000	69,005
2.21%, 7/9/2018	50,000	50,007
2.21%, 7/10/2018	75,000	75,010
China Construction Bank Corp. (China)
2.62%, 6/6/2018	75,000	75,008
2.75%, 6/19/2018	50,000	50,020
2.60%, 7/2/2018	100,000	100,047
2.52%, 8/9/2018(d)	70,000	69,690
2.48%, 8/10/2018	100,000	100,040
2.48%, 8/13/2018	125,000	125,047
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 3 Month + 0.21%), 2.57%, 7/30/2018(e)	125,000	125,113
(ICE LIBOR USD 3 Month + 0.25%), 2.56%, 4/3/2019(e)	50,000	50,061
Cooperatieve Rabobank UA (United Kingdom)
(ICE LIBOR USD 1 Month + 0.18%), 2.09%, 6/5/2018(e)	200,000	200,072
(ICE LIBOR USD 1 Month + 0.18%), 2.11%, 6/11/2018(e)	100,000	99,990
2.35%, 6/17/2018(e)	250,000	250,000
(ICE LIBOR USD 1 Month + 0.14%), 2.09%, 6/20/2018(e)	59,000	59,009
2.13%, 8/9/2018(e)	200,000	200,010
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.30%), 2.22%, 6/8/2018(e)	200,000	200,053
(ICE LIBOR USD 1 Month + 0.19%), 2.12%, 6/16/2018(e)	400,000	400,036
2.28%, 6/22/2018	50,000	50,017
(ICE LIBOR USD 1 Month + 0.18%), 2.16%, 6/28/2018(e)	90,000	90,019
(ICE LIBOR USD 1 Month + 0.19%), 2.16%, 6/28/2018(e)	72,000	72,020
(ICE LIBOR USD 1 Month + 0.29%), 2.27%, 7/2/2018(e)	46,000	45,994
(ICE LIBOR USD 3 Month + 0.09%), 2.41%, 7/5/2018(e)	60,000	60,002
2.35%, 7/6/2018(d)	200,000	199,642
Credit Suisse AG (Switzerland) (ICE LIBOR USD 1 Month + 0.21%), 2.18%, 6/27/2018(e)	100,000	100,039
DG Bank AG (Germany) 2.30%, 7/3/2018	115,000	115,040

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
CERTIFICATES OF DEPOSIT — continued
Industrial & Commercial Bank of China Ltd. (China)
2.62%, 6/6/2018	150,000	150,021
2.48%, 7/16/2018	90,000	90,032
2.48%, 8/10/2018	300,000	300,060
2.48%, 8/10/2018	13,000	13,003
2.45%, 8/27/2018	120,000	120,002
ING BANK NV (ICE LIBOR USD 3 Month + 0.20%), 2.52%, 7/6/2018(e)	200,000	200,000
KBC Bank NV (Belgium) 2.14%, 7/30/2018	158,100	158,097
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.22%), 2.13%, 6/2/2018(e)	25,000	25,008
(ICE LIBOR USD 1 Month + 0.31%), 2.23%, 6/6/2018(e)	120,000	120,031
(ICE LIBOR USD 1 Month + 0.23%), 2.17%, 6/20/2018(e)	60,000	60,013
(ICE LIBOR USD 1 Month + 0.27%), 2.24%, 6/26/2018(e)	75,000	75,015
(ICE LIBOR USD 1 Month + 0.22%), 2.19%, 6/27/2018(e)	69,000	69,018
2.29%, 8/10/2018	100,000	100,034
Mizuho Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.32%), 2.25%, 6/10/2018(e)	225,000	225,086
(ICE LIBOR USD 1 Month + 0.27%), 2.19%, 6/15/2018(e)	125,000	125,040
(ICE LIBOR USD 1 Month + 0.22%), 2.15%, 6/16/2018(e)	130,000	130,030
2.39%, 7/13/2018(d)	50,000	49,876
2.39%, 7/16/2018(d)	200,000	199,463
MUFG Bank Ltd. (Japan) 2.34%, 7/16/2018	200,000	200,086
National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.18%), 2.13%, 6/20/2018(e)	140,000	140,004
Norinchukin Bank (Japan)
(ICE LIBOR USD 1 Month + 0.20%), 2.13%, 6/9/2018(e)	200,000	200,077
2.34%, 7/5/2018(d)	75,000	74,854
Oversea-Chinese Banking Corp. Ltd. (Singapore) 2.12%, 7/9/2018	140,000	140,016
Oversea-Chinese Banking Corp., Ltd. (Singapore) 2.04%, 6/15/2018	100,000	100,008
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.17%), 2.42%, 6/21/2018(e)	75,000	75,015
(ICE LIBOR USD 1 Month + 0.20%), 2.17%, 6/24/2018(e)	75,000	75,028
Skandinaviska Enskilda Banken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.28%), 2.20%, 6/7/2018(e)	70,000	70,019
1.91%, 7/25/2018	45,000	44,997
Standard Chartered Bank (United Kingdom)
(ICE LIBOR USD 1 Month + 0.21%), 2.13%, 6/14/2018(e)	200,000	200,027
2.32%, 6/20/2018	90,000	90,023
(ICE LIBOR USD 1 Month + 0.21%), 2.18%, 6/27/2018(e)	300,000	300,118
(ICE LIBOR USD 3 Month + 0.14%), 2.44%, 7/3/2018(e)	250,000	250,089
Sumitomo Mitsui Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.22%), 2.14%, 6/6/2018(e)	96,000	96,000
(ICE LIBOR USD 1 Month + 0.31%), 2.23%, 6/7/2018(e)	150,000	150,032
(ICE LIBOR USD 1 Month + 0.37%), 2.29%, 6/14/2018(e)	75,000	75,038
(ICE LIBOR USD 1 Month + 0.22%), 2.14%, 6/15/2018(e)	312,200	312,245
(ICE LIBOR USD 1 Month + 0.22%), 2.16%, 6/16/2018(e)	120,000	120,021
(ICE LIBOR USD 1 Month + 0.30%), 2.25%, 6/21/2018(e)	65,000	65,023
(ICE LIBOR USD 1 Month + 0.22%), 2.17%, 6/22/2018(e)	96,500	96,519
(ICE LIBOR USD 1 Month + 0.23%), 2.18%, 6/22/2018(e)	200,000	200,039
(ICE LIBOR USD 1 Month + 0.26%), 2.24%, 6/29/2018(e)	80,000	79,992

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
CERTIFICATES OF DEPOSIT — continued
Sumitomo Mitsui Trust Bank Ltd. (Japan)
(ICE LIBOR USD 1 Month + 0.20%), 2.12%, 6/1/2018(e)	55,001	55,001
(ICE LIBOR USD 1 Month + 0.21%), 2.14%, 6/20/2018(e)	250,000	250,056
(ICE LIBOR USD 1 Month + 0.21%), 2.15%, 6/20/2018(e)	200,000	200,043
2.40%, 6/26/2018(d)	125,000	124,826
2.23%, 6/28/2018(e)	75,000	74,998
2.36%, 7/13/2018(d)	75,000	74,820
2.35%, 7/16/2018(d)	100,000	99,741
2.32%, 11/13/2018(e)	195,000	195,000
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.14%), 2.05%, 6/3/2018(e)	150,000	150,038
(ICE LIBOR USD 1 Month + 0.14%), 2.06%, 6/13/2018(e)	120,000	120,029
(ICE LIBOR USD 1 Month + 0.14%), 2.07%, 6/13/2018(e)	20,000	20,005
(ICE LIBOR USD 1 Month + 0.27%), 2.19%, 6/15/2018(e)	325,000	325,030
Swedbank AB (Sweden)
(ICE LIBOR USD 1 Month + 0.16%), 2.12%, 6/26/2018(e)	100,000	100,031
Wells Fargo Bank NA
(ICE LIBOR USD 1 Month + 0.35%), 2.28%, 6/11/2018(e)	100,000	100,050
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 6/13/2018(e)	200,000	200,023
(ICE LIBOR USD 1 Month + 0.25%), 2.20%, 6/22/2018(e)	250,000	249,994
(ICE LIBOR USD 1 Month + 0.23%), 2.20%, 6/27/2018(e)	100,000	99,998
(ICE LIBOR USD 1 Month + 0.20%), 2.18%, 6/28/2018(e)	75,000	75,028
(ICE LIBOR USD 1 Month + 0.27%), 2.25%, 6/28/2018(e)	195,000	195,021
(ICE LIBOR USD 1 Month + 0.21%), 2.19%, 6/30/2018(e)	130,000	130,003
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 1 Month + 0.18%), 2.13%, 6/20/2018(e)	75,000	75,015
(ICE LIBOR USD 1 Month + 0.23%), 2.17%, 6/20/2018(e)	100,000	100,016

TOTAL CERTIFICATES OF DEPOSIT (Cost $13,268,870)		13,272,078

COMMERCIAL PAPER — 25.5%
Alpine Securitization LLC (Switzerland)
(ICE LIBOR USD 1 Month + 0.25%), 2.20%, 6/21/2018(e)(f)	150,000	150,068
2.36%, 8/14/2018(d)(f)	50,000	49,768
Antalis SA (Jersey) 2.41%, 7/10/2018(d)(f)	39,000	38,913
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.16%), 2.06%, 6/11/2018(e)(f)	100,000	100,018
(ICE LIBOR USD 3 Month + 0.21%), 2.50%, 6/27/2018(e)(f)	175,000	175,000
(ICE LIBOR USD 1 Month + 0.15%), 2.12%, 6/29/2018(e)(f)	75,000	75,013
Bank of China Ltd. (China) 2.49%, 8/7/2018(d)	550,000	547,694
Bank of Montreal (Canada) 2.28%, 6/19/2018(d)	100,000	99,900
Barclays Bank plc (United Kingdom) 2.34%, 8/13/2018(d)(f)	190,000	189,096

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.22%), 2.19%, 6/2/2018(e)(f)	25,002	25,002
(ICE LIBOR USD 1 Month + 0.22%), 2.14%, 6/11/2018(e)(f)	20,000	20,006
(ICE LIBOR USD 1 Month + 0.46%), 2.38%, 6/11/2018(e)(f)	50,000	50,070
(ICE LIBOR USD 1 Month + 0.24%), 2.16%, 6/13/2018(e)(f)	85,000	85,013
(ICE LIBOR USD 1 Month + 0.29%), 2.21%, 6/15/2018(e)(f)	20,000	20,003
(ICE LIBOR USD 1 Month + 0.24%), 2.16%, 6/18/2018(e)(f)	20,000	20,003
(ICE LIBOR USD 1 Month + 0.26%), 2.18%, 6/18/2018(e)(f)	100,000	100,008
(ICE LIBOR USD 1 Month + 0.22%), 2.15%, 6/21/2018(e)(f)	25,000	25,010
(ICE LIBOR USD 1 Month + 0.22%), 2.16%, 6/22/2018(e)(f)	20,000	20,008
(ICE LIBOR USD 1 Month + 0.22%), 2.17%, 6/22/2018(e)(f)	50,000	50,019
(ICE LIBOR USD 1 Month + 0.24%), 2.19%, 6/29/2018(e)(f)	100,000	99,991
(ICE LIBOR USD 1 Month + 0.27%), 2.23%, 6/30/2018(e)(f)	69,000	69,008
BNZ International Funding Ltd. (New Zealand) (ICE LIBOR USD 1 Month + 0.38%), 2.32%, 6/17/2018(e)(f)	40,000	40,026
BPCE SA (France) 2.53%, 10/31/2018(d)(f)	100,000	98,959
Canadian Imperial Bank of Commerce (Canada)
(ICE LIBOR USD 1 Month + 0.17%), 2.08%, 6/3/2018(e)(f)	20,000	20,007
(ICE LIBOR USD 1 Month + 0.19%), 2.16%, 6/27/2018(e)(f)	50,000	50,015
Charta LLC 1.93%, 7/23/2018(d)(f)	59,000	58,819
China Construction Bank Corp. (China)
1.72%, 6/1/2018(d)(f)	119,000	118,994
2.54%, 7/11/2018(d)(f)	125,000	124,700
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.21%), 2.18%, 6/1/2018(e)(f)	125,000	125,016
(ICE LIBOR USD 1 Month + 0.20%), 2.11%, 6/6/2018(e)(f)	87,000	87,004
(ICE LIBOR USD 1 Month + 0.19%), 2.09%, 6/8/2018(e)(f)	45,000	45,012
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 6/14/2018(e)(f)	50,000	50,011
(ICE LIBOR USD 1 Month + 0.20%), 2.12%, 6/15/2018(e)(f)	30,000	30,000
(ICE LIBOR USD 1 Month + 0.20%), 2.13%, 6/16/2018(e)(f)	83,000	83,002
(ICE LIBOR USD 1 Month + 0.20%), 2.12%, 6/17/2018(e)(f)	165,000	165,003
(ICE LIBOR USD 1 Month + 0.18%), 2.12%, 6/23/2018(e)(f)	87,370	87,397
(ICE LIBOR USD 1 Month + 0.26%), 2.21%, 6/29/2018(e)(f)	125,000	125,042
Danske Corp. (Denmark) 2.09%, 6/1/2018(d)(f)	105,000	104,995
DBS Bank Ltd. (Singapore)
2.02%, 6/7/2018(d)(f)	90,000	89,968
2.20%, 6/13/2018(d)(f)	397,000	396,733
DNB Bank ASA (Norway) (ICE LIBOR USD 1 Month + 0.15%), 2.10%, 6/20/2018(e)(f)	100,000	100,016
DZ Bank AG (Germany) 1.70%, 6/1/2018(d)(f)	250,000	249,988
First Abu Dhabi Bank PJSC (United Arab Emirates) 2.30%, 6/15/2018(d)(f)	175,000	174,866
General Electric Co. 1.71%, 6/1/2018(d)	286,300	286,287
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 1 Month + 0.16%), 2.08%, 6/7/2018(e)(f)	75,000	75,024
(ICE LIBOR USD 1 Month + 0.21%), 2.13%, 6/8/2018(e)(f)	32,000	31,999
(ICE LIBOR USD 1 Month + 0.16%), 2.09%, 6/16/2018(e)(f)	30,000	30,009
(ICE LIBOR USD 1 Month + 0.21%), 2.18%, 6/26/2018(e)(f)	150,000	150,000
(ICE LIBOR USD 3 Month + 0.17%), 2.49%, 7/5/2018(e)(f)	210,000	210,072

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
Industrial & Commercial Bank of China Ltd. (China) 1.72%, 6/1/2018(d)(f)	167,471	167,463
ING US Funding LLC (Netherlands)
(ICE LIBOR USD 1 Month + 0.19%), 2.09%, 6/7/2018(e)	50,000	50,013
(ICE LIBOR USD 1 Month + 0.19%), 2.12%, 6/13/2018(e)	200,000	200,063
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/13/2018(e)	125,000	125,040
(ICE LIBOR USD 1 Month + 0.19%), 2.12%, 6/15/2018(e)	200,000	200,071
2.26%, 6/27/2018(d)	128,000	127,816
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 1 Month + 0.30%), 2.23%, 6/8/2018(e)	100,000	100,050
LMA SA 2.39%, 9/10/2018(d)(f)	70,100	69,647
Manhattan Asset Funding Co. LLC (ICE LIBOR USD 1 Month + 0.21%), 2.13%, 6/6/2018(e)(f)	130,000	130,008
Mitsubishi UFJ Trust & Banking Corp. (Japan)
2.10%, 6/1/2018(d)	57,000	56,997
2.35%, 6/20/2018(d)(f)	50,000	49,949
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.16%), 2.07%, 6/1/2018(e)(f)	25,000	25,008
(ICE LIBOR USD 1 Month + 0.31%), 2.24%, 6/11/2018(e)(f)	80,000	80,037
(ICE LIBOR USD 1 Month + 0.19%), 2.14%, 6/20/2018(e)(f)	125,000	124,997
Natixis SA (France) 1.71%, 6/1/2018(d)	151,146	151,139
(ICE LIBOR USD 1 Month + 0.44%), 2.36%, 6/11/2018(e)	200,000	200,175
(ICE LIBOR USD 1 Month + 0.36%), 2.33%, 6/15/2018(e)(f)	73,000	73,019
(ICE LIBOR USD 1 Month + 0.30%), 2.25%, 6/21/2018(e)	125,000	125,012
Nieuw Amsterdam Receivables Corp. 1.95%, 7/19/2018(d)(f)	60,000	59,832
Nordea Bank AB (Sweden) 1.91%, 7/24/2018(d)(f)	100,000	99,709
Old Line Funding LLC 2.02%, 6/7/2018(d)(f)	50,000	49,983
(ICE LIBOR USD 1 Month + 0.23%), 2.18%, 6/27/2018(e)(f)	40,003	40,003
Oversea-Chinese Banking Corp. Ltd. (Singapore) (ICE LIBOR USD 1 Month + 0.27%), 2.20%, 6/11/2018(e)(f)	20,002	20,002
Sinopec Century Bright Capital Investment Ltd. (China) 2.21%, 7/30/2018(d)(f)	93,000	92,685
Standard Chartered Bank (United Kingdom) 2.31%, 6/20/2018(d)(f)	50,000	49,949
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.32%, 8/8/2018(d)(f)	100,000	99,601
Swedbank AB (Sweden) 1.92%, 7/27/2018(d)	22,000	21,933
Thunder Bay Funding LLC
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 6/16/2018(e)(f)	62,000	61,975
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/25/2018(e)(f)	100,000	100,025
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 1 Month + 0.37%), 2.30%, 6/7/2018(e)(f)	200,000	200,191
(ICE LIBOR USD 1 Month + 0.27%), 2.19%, 6/8/2018(e)	150,000	150,015
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/12/2018(e)(f)	50,000	50,008
(ICE LIBOR USD 1 Month + 0.27%), 2.19%, 6/14/2018(e)(f)	200,000	200,014
(ICE LIBOR USD 1 Month + 0.25%), 2.20%, 6/23/2018(e)(f)	240,000	240,000
(ICE LIBOR USD 3 Month + 0.27%), 2.56%, 6/26/2018(e)(f)	130,000	130,156
Toyota Finance Australia Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.21%), 2.16%, 6/19/2018(e)	30,001	30,001
(ICE LIBOR USD 1 Month + 0.21%), 2.16%, 6/19/2018(e)	15,000	15,000
Toyota Motor Credit Corp. 2.35%, 7/27/2018(d)	50,000	49,844

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
COMMERCIAL PAPER — continued
UBS AG (Switzerland) (ICE LIBOR USD 1 Month + 0.24%), 2.21%, 6/28/2018(e)(f)	90,000	90,038
United Overseas Bank Ltd. (Singapore) 2.02%, 6/11/2018(d)(f)	22,500	22,488
Versailles Commercial Paper LLC 2.38%, 7/2/2018(d)(f)	225,000	224,605
Victory Receivables Corp.
2.03%, 6/4/2018(d)(f)	56,000	55,989
2.33%, 8/3/2018(d)(f)	56,679	56,464
Westpac Banking Corp. (Australia)
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/5/2018(e)(f)	90,000	90,024
(ICE LIBOR USD 1 Month + 0.19%), 2.16%, 6/10/2018(e)(f)	50,001	50,001
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 6/19/2018(e)(f)	100,000	100,016
(ICE LIBOR USD 1 Month + 0.18%), 2.11%, 6/21/2018(e)(f)	108,600	108,635

TOTAL COMMERCIAL PAPER (Cost $9,832,236)		9,834,265

TIME DEPOSITS — 19.8%
Australia & New Zealand Banking Group Ltd. 1.77%, 6/5/2018	300,000	300,000
BNP Paribas SA 1.74%, 6/5/2018	150,000	150,000
Chiba Bank Ltd. 1.73%, 6/1/2018	295,000	295,000
China Construction Bank Corp. 1.73%, 6/1/2018	800,000	800,000
Citibank NA 1.74%, 6/7/2018	400,000	400,000
Cooperatieve Rabobank UA 1.70%, 6/1/2018	405,000	405,000
Credit Agricole Corporate and Investment Bank
1.70%, 6/1/2018	567,655	567,655
1.70%, 6/1/2018	225,000	225,000
Erste Group Bank AG 1.72%, 6/1/2018	300,000	300,000
Industrial & Commercial Bank of China Ltd.
1.73%, 6/1/2018	500,000	500,000
1.73%, 6/1/2018	569,000	569,000
ING Financial Markets LLC
1.71%, 6/1/2018	200,000	200,000
1.75%, 6/6/2018	500,000	500,000
KBC Bank NV 1.70%, 6/1/2018	400,000	400,000
Lloyds Bank plc 1.70%, 6/1/2018	300,000	300,000
Mizuho Bank Ltd.
1.71%, 6/1/2018	450,000	450,000
1.75%, 6/5/2018	200,000	200,000
Natixis SA 1.71%, 6/1/2018	500,000	500,000
Nordea Bank AB 1.70%, 6/1/2018	500,000	500,000
Skandinaviska Enskilda TD 1.69%, 6/1/2018	60,838	60,838

TOTAL TIME DEPOSITS (Cost $7,622,493)		7,622,493

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bills 1.74%, 6/14/2018(d)	850,000	849,515

(Cost $849,469)
TOTAL SHORT-TERM INVESTMENTS (COST $31,573,068)		31,578,351

Total Investments — 98.7% (Cost $38,039,928)		38,045,211
Other Assets in Excess of Liabilities — 1.3%		488,594

Net Assets — 100.0%		38,533,805

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

FNMA		Federal National Mortgage Association
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
LOC		Letter of Credit
Rev.		Revenue
USD		United States Dollar
VRDO		Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.
(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	—	The rate shown is the effective yield as of May 31, 2018.
(e)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(f)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met, with the exception of the Prime Money Market Fund .

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

For the fixed income instruments for which market quotations are not readily available are fair valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

• Level 1 - Quoted prices in active markets for identical securities.

• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$38,045,211	$—	$38,045,211

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 31.9%
Aerospace & Defense — 0.7%
General Dynamics Corp. 3.00%, 5/11/2021	60	60
Harris Corp. 2.70%, 4/27/2020	130	129
L3 Technologies, Inc.
4.75%, 7/15/2020	150	155
3.85%, 6/15/2023	65	65
Northrop Grumman Corp. 2.55%, 10/15/2022	140	135
Rockwell Collins, Inc. 3.10%, 11/15/2021	100	99
TransDigm, Inc. 6.50%, 7/15/2024	125	128

		771

Airlines — 0.1%
Continental Airlines Pass-Through Trust
Series 2012-2, Class A, 4.00%, 10/29/2024	77	78

Automobiles — 0.1%
BMW US Capital LLC (Germany) 3.10%, 4/12/2021(a)	80	80

Banks — 7.4%
ABN AMRO Bank NV (Netherlands)
1.80%, 9/20/2019(a)	200	197
2.45%, 6/4/2020(a)	200	197
Australia & New Zealand Banking Group Ltd. (Australia) 2.05%, 9/23/2019	250	247
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(b)	450	442
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	340	330
Bank of Montreal (Canada)
Series D, 3.10%, 4/13/2021	65	65
Bank of Nova Scotia (The) (Canada) 3.13%, 4/20/2021	160	160
Banque Federative du Credit Mutuel SA (France) 2.00%, 4/12/2019(a)	200	199
Barclays Bank plc (United Kingdom) 2.65%, 1/11/2021	200	196
BB&T Corp. 3.20%, 9/3/2021	75	75
Capital One NA 1.85%, 9/13/2019	500	493
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(b)	170	167
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	425	411
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(b)	45	45
Citizens Bank NA 2.25%, 3/2/2020	250	246
Commonwealth Bank of Australia (Australia) 1.75%, 11/7/2019(a)	150	148
Credit Agricole SA (France) 3.75%, 4/24/2023(a)	250	246
Fifth Third Bancorp 2.60%, 6/15/2022	100	97
HSBC Holdings plc (United Kingdom) 2.95%, 5/25/2021	200	198
(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 3/30/2025(b)(c)(d)	200	200
Huntington National Bank (The) 2.50%, 8/7/2022	250	241
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	200	200
Mizuho Bank Ltd. (Japan) 2.45%, 4/16/2019(a)	200	199
MUFG Bank Ltd. (Japan) 2.30%, 3/10/2019(a)	300	299
National Australia Bank Ltd. (Australia) 2.50%, 1/12/2021	250	245
Nordea Bank AB (Sweden) 1.63%, 9/30/2019(a)	200	197
PNC Financial Services Group, Inc. (The)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023(b)(c)(d)	150	148
Regions Financial Corp. 3.20%, 2/8/2021	100	100
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(b)	200	194
Santander UK plc (United Kingdom) 2.13%, 11/3/2020	200	195
Sumitomo Mitsui Banking Corp. (Japan) 2.25%, 7/11/2019	250	249
(ICE LIBOR USD 3 Month + 0.35%), 2.70%, 1/17/2020(b)	250	250
Sumitomo Mitsui Financial Group, Inc. (Japan) 2.93%, 3/9/2021	100	99
2.78%, 10/18/2022	65	63
3.10%, 1/17/2023	75	74
SunTrust Bank 3.00%, 2/2/2023	40	39
SunTrust Banks, Inc.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
2.90%, 3/3/2021	200	198
Svenska Handelsbanken AB (Sweden) 5.13%, 3/30/2020(a)	150	155
UBS Group Funding Switzerland AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	200	192
Wells Fargo & Co. 3.07%, 1/24/2023	125	122
Series M, 3.45%, 2/13/2023	80	79
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(b)(c)(d)	150	150
Westpac Banking Corp. (Australia) 1.60%, 8/19/2019	150	148

		8,195

Beverages — 0.6%
Anheuser-Busch InBev Finance, Inc. (Belgium)
2.65%, 2/1/2021	300	297
3.30%, 2/1/2023	110	110
Constellation Brands, Inc. 2.70%, 5/9/2022	50	49
Maple Escrow Subsidiary, Inc. 4.06%, 5/25/2023(a)	85	85
Molson Coors Brewing Co. 2.10%, 7/15/2021	75	72

		613

Biotechnology — 0.2%
Amgen, Inc. 2.65%, 5/11/2022	85	82
Celgene Corp. 2.75%, 2/15/2023	145	139

		221

Capital Markets — 1.9%
Credit Suisse Group AG (Switzerland) 3.57%, 1/9/2023(a)	250	246
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	350	338
3.00%, 4/26/2022	300	294
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(b)	140	137
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(b)(c)(d)	170	162
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	145	140
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	135	129
Morgan Stanley
2.50%, 4/21/2021	200	196
2.63%, 11/17/2021	200	195
3.13%, 1/23/2023	215	210
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(b)	55	55

		2,102

Chemicals — 0.3%
CF Industries, Inc.
3.40%, 12/1/2021(a)	100	98
3.45%, 6/1/2023	125	118
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	60	60
Mosaic Co. (The) 3.25%, 11/15/2022	60	59

		335

Commercial Services & Supplies — 0.1%
Garda World Security Corp. (Canada) 7.25%, 11/15/2021(a)	65	65

Construction Materials — 0.2%
Union Andina de Cementos SAA (Peru) 5.88%, 10/30/2021(e)	200	202

Consumer Finance — 1.6%
AerCap Ireland Capital DAC (Ireland)
4.50%, 5/15/2021	150	153
5.00%, 10/1/2021	150	156
American Express Co. 3.38%, 5/17/2021	140	140
Capital One Financial Corp. 3.20%, 1/30/2023	125	122
Caterpillar Financial Services Corp. 3.45%, 5/15/2023	75	75
Ford Motor Credit Co. LLC
2.94%, 1/8/2019	250	250
3.34%, 3/28/2022	200	197
General Motors Financial Co., Inc.
3.10%, 1/15/2019	250	250
3.70%, 5/9/2023	125	124
Springleaf Finance Corp. 7.75%, 10/1/2021	125	135
Synchrony Financial 4.25%, 8/15/2024	100	99
Toyota Motor Credit Corp. 2.95%, 4/13/2021	75	75

		1,776

Containers & Packaging — 0.2%
OI European Group BV 4.00%, 3/15/2023(a)	12	11
Reynolds Group Issuer, Inc.
(ICE LIBOR USD 3 Month + 3.50%), 5.85%, 7/15/2021(a)(b)	200	203

		214

Diversified Financial Services — 0.9%
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	400	391

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Financial Services — continued
National Rural Utilities Cooperative Finance Corp.
2.30%, 11/15/2019	200	199
2.90%, 3/15/2021	100	99
Nationstar Mortgage LLC 6.50%, 7/1/2021	210	212
Protective Life Global Funding 2.16%, 9/25/2020(a)	150	147

		1,048

Diversified Telecommunication Services — 1.0%
AT&T, Inc. 3.80%, 3/1/2024	175	174
CCO Holdings LLC 5.88%, 4/1/2024(a)	200	202
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	250	257
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020(a)	150	148
Level 3 Financing, Inc. 5.63%, 2/1/2023	210	212
Verizon Communications, Inc. 3.50%, 11/1/2024	175	171

		1,164

Electric Utilities — 1.3%
Duke Energy Corp. 1.80%, 9/1/2021	200	191
Duke Energy Florida LLC 3.10%, 8/15/2021	100	100
Emera US Finance LP (Canada) 2.70%, 6/15/2021	150	146
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	200	191
Eversource Energy
Series K, 2.75%, 3/15/2022	150	146
ITC Holdings Corp. 2.70%, 11/15/2022(a)	45	44
Nevada Power Co.
Series BB, 2.75%, 4/15/2020	40	40
PNM Resources, Inc. 3.25%, 3/9/2021	69	69
PPL Capital Funding, Inc. 3.50%, 12/1/2022	100	100
Southern California Edison Co.
Series B, 2.40%, 2/1/2022	100	97
Series D, 3.40%, 6/1/2023	70	70
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	67	67
Xcel Energy, Inc. 4.70%, 5/15/2020	150	154

		1,415

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	50	49
Bristow Group, Inc. 8.75%, 3/1/2023(a)	51	50
Nabors Industries, Inc. 4.63%, 9/15/2021	220	216
Noble Holding International Ltd. (United Kingdom) 7.88%, 2/1/2026(a)	100	102
Schlumberger Holdings Corp. 3.63%, 12/21/2022(a)	75	75
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	123	125

		617

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.
5.90%, 11/1/2021	75	80
2.25%, 1/15/2022	150	144
Crown Castle International Corp. 4.88%, 4/15/2022	100	104
Equinix, Inc. 5.38%, 4/1/2023	150	153
HCP, Inc. 4.00%, 12/1/2022	75	76
Simon Property Group LP 2.63%, 6/15/2022	150	145
Ventas Realty LP 4.25%, 3/1/2022	147	151
Welltower, Inc. 4.95%, 1/15/2021	150	155

		1,008

Food & Staples Retailing — 0.5%
Safeway, Inc. 3.95%, 8/15/2020	350	332
SUPERVALU, Inc. 7.75%, 11/15/2022	225	224

		556

Food Products — 0.5%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	100	97
Cargill, Inc.
3.05%, 4/19/2021(a)	105	105
3.25%, 3/1/2023(a)	20	20
JBS USA LUX SA (Brazil) 5.88%, 7/15/2024(a)	350	336
McCormick & Co., Inc. 2.70%, 8/15/2022	50	48

		606

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories 2.00%, 3/15/2020	100	98
Becton Dickinson and Co. 2.89%, 6/6/2022	150	146
Mallinckrodt International Finance SA 4.88%, 4/15/2020(a)	200	192
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	20	20

		456

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — 0.7%
Aetna, Inc. 2.80%, 6/15/2023	60	58
Anthem, Inc. 2.95%, 12/1/2022	75	73
Centene Corp. 5.63%, 2/15/2021	150	154
CVS Health Corp.
3.70%, 3/9/2023	180	180
4.10%, 3/25/2025	68	68
Express Scripts Holding Co. 3.00%, 7/15/2023	50	47
HCA, Inc. 5.38%, 2/1/2025	200	196

		776

Hotels, Restaurants & Leisure — 0.5%
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	12	12
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	319	308
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(a)	125	126
Starbucks Corp. 3.10%, 3/1/2023	110	109

		555

Household Products — 0.2%
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	200	192

Independent Power and Renewable Electricity Producers — 0.4%
Exelon Generation Co. LLC
2.95%, 1/15/2020	100	100
3.40%, 3/15/2022	150	149
Vistra Energy Corp. 8.03%, 2/2/2024	200	211

		460

Industrial Conglomerates — 0.2%
General Electric Co. 2.20%, 1/9/2020	200	198

Insurance — 1.1%
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	143	141
Jackson National Life Global Funding 2.25%, 4/29/2021(a)	115	112
Lincoln National Corp. 4.00%, 9/1/2023	15	15
MassMutual Global Funding II 2.35%, 4/9/2019(a)	285	285
MetLife, Inc.
Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 6/15/2020(b)(c)(d)	150	153
Metropolitan Life Global Funding I 3.00%, 1/10/2023(a)	100	98
Progressive Corp. (The)
Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.37%, 3/15/2023(b)(c)(d)	60	60
Reliance Standard Life Global Funding II 2.50%, 4/24/2019(a)	295	294
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020(a)	105	103

		1,261

IT Services — 0.2%
Alliance Data Systems Corp. 5.88%, 11/1/2021(a)	250	255

Media — 0.5%
Charter Communications Operating LLC 4.91%, 7/23/2025	50	51
CSC Holdings LLC 5.25%, 6/1/2024	260	246
DISH DBS Corp. 5.00%, 3/15/2023	250	216

		513

Metals & Mining — 0.3%
FMG Resources August 2006 Pty. Ltd. (Australia) 4.75%, 5/15/2022(a)	215	211
Glencore Funding LLC (Switzerland) 3.00%, 10/27/2022(a)	75	72

		283

Multiline Retail — 0.0%(f)
JC Penney Corp., Inc. 8.63%, 3/15/2025(a)	12	10

Multi-Utilities — 0.9%
Ameren Corp. 2.70%, 11/15/2020	250	247
Berkshire Hathaway Energy Co.
2.40%, 2/1/2020	100	99
2.80%, 1/15/2023	25	25
CMS Energy Corp. 5.05%, 3/15/2022	100	105
Consolidated Edison, Inc. 2.00%, 5/15/2021	150	145
Dominion Energy, Inc.
Series B, 2.75%, 9/15/2022	49	47
NiSource, Inc. 2.65%, 11/17/2022	10	10
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	72
Sempra Energy

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Multi-Utilities — continued
(ICE LIBOR USD 3 Month + 0.45%),
2.57%, 3/15/2021(b)	195	196
2.90%, 2/1/2023	40	39

		985

Oil, Gas & Consumable Fuels — 2.7%
Antero Resources Corp. 5.13%, 12/1/2022	125	126
Boardwalk Pipelines LP 4.95%, 12/15/2024	50	51
Buckeye Partners LP 4.35%, 10/15/2024	50	50
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	65	63
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	73
Enterprise Products Operating LLC 2.85%, 4/15/2021	200	198
EP Energy LLC 7.75%, 5/15/2026(a)	145	148
EQT Corp. 2.50%, 10/1/2020	125	122
MPLX LP 4.88%, 12/1/2024	50	52
Oasis Petroleum, Inc. 6.88%, 1/15/2023	125	127
ONEOK Partners LP 3.20%, 9/15/2018	150	150
Petrobras Global Finance BV (Brazil) 8.75%, 5/23/2026	79	87
Petroleos Mexicanos (Mexico) 4.88%, 1/24/2022	350	352
RSP Permian, Inc. 6.63%, 10/1/2022	150	156
Spectra Energy Partners LP 2.95%, 9/25/2018	300	300
Sunoco Logistics Partners Operations LP
4.65%, 2/15/2022	150	154
4.25%, 4/1/2024	55	55
Sunoco LP 5.50%, 2/15/2026(a)	65	61
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)	149	144
Ultra Resources, Inc. 6.88%, 4/15/2022(a)	270	181
Williams Partners LP 4.50%, 11/15/2023	100	102
YPF SA (Argentina) 8.50%, 3/23/2021(e)	200	211

		2,963

Pharmaceuticals — 0.9%
Allergan Funding SCS 3.45%, 3/15/2022	185	183
EMD Finance LLC (Germany) 2.95%, 3/19/2022(a)	100	98
GlaxoSmithKline Capital plc (United Kingdom) 3.13%, 5/14/2021	155	155
Mylan NV 2.50%, 6/7/2019	200	199
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	150	144
Valeant Pharmaceuticals International, Inc. 5.50%, 11/1/2025(a)	225	221

		1,000

Road & Rail — 0.4%
DAE Funding LLC (United Arab Emirates) 4.50%, 8/1/2022(a)	125	119
Hertz Corp. (The) 7.38%, 1/15/2021	125	122
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022(a)	205	202

		443

Semiconductors & Semiconductor Equipment — 0.2%
Analog Devices, Inc. 2.50%, 12/5/2021	75	73
Microchip Technology, Inc. 3.92%, 6/1/2021(a)	60	60
QUALCOMM, Inc. 2.90%, 5/20/2024	50	47

		180

Software — 0.0%(f)
salesforce.com, Inc. 3.25%, 4/11/2023	50	50

Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC
4.42%, 6/15/2021(a)	150	153
5.88%, 6/15/2021(a)	185	190
5.45%, 6/15/2023(a)	50	52
Western Digital Corp. 4.75%, 2/15/2026	200	197

		592

Thrifts & Mortgage Finance — 0.4%
BPCE SA (France) 2.65%, 2/3/2021	250	246
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022(a)	210	210

		456

Tobacco — 1.0%
Altria Group, Inc. 2.63%, 1/14/2020	350	349
BAT Capital Corp. (United Kingdom) 2.76%, 8/15/2022(a)	290	279
Imperial Brands Finance plc (United Kingdom)

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Tobacco — continued
2.95%, 7/21/2020(a)	200	198
Philip Morris International, Inc.
2.38%, 8/17/2022	200	192
2.50%, 11/2/2022	45	44

		1,062

Trading Companies & Distributors — 0.4%
Air Lease Corp. 2.50%, 3/1/2021	160	156
Aviation Capital Group LLC 2.88%, 1/20/2022(a)	100	97
WESCO Distribution, Inc. 5.38%, 12/15/2021	150	153

		406

Wireless Telecommunication Services — 0.9%
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024	100	—
4.50%, 2/1/2026	78	—
4.75%, 2/1/2028	78	—
Comunicaciones Celulares SA (Guatemala) 6.88%, 2/6/2024(e)	200	204
Sprint Communications, Inc. 6.00%, 11/15/2022	50	49
Sprint Corp. 7.63%, 3/1/2026	280	288
T-Mobile USA, Inc.
6.50%, 1/15/2024	100	105
4.50%, 2/1/2026	78	73
4.75%, 2/1/2028	78	73
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	75	74
4.13%, 5/30/2025	105	105

		971

TOTAL CORPORATE BONDS (Cost $35,928)		35,133

U.S. TREASURY OBLIGATIONS — 25.9%
U.S. Treasury Inflation Indexed Notes 0.13%, 4/15/2019	1,020	1,081
U.S. Treasury Notes 1.50%, 8/15/2020	615	602
1.38%, 9/15/2020	3,788	3,696
1.75%, 11/15/2020	935	918
1.63%, 11/30/2020	390	382
1.88%, 12/15/2020	330	325
2.25%, 2/15/2021	7,995	7,938
2.38%, 3/15/2021	3,460	3,445
2.38%, 4/15/2021	5,850	5,823
2.63%, 5/15/2021	2,925	2,931
2.63%, 2/28/2023	745	743
2.50%, 3/31/2023	445	441
2.75%, 5/31/2023	235	236

TOTAL U.S. TREASURY OBLIGATIONS (Cost $28,691)		28,561

ASSET-BACKED SECURITIES — 11.2%
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	160	159
Series 2017-3, Class D, 3.18%, 7/18/2023	500	495
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(a)	180	180
Citi Held For Asset Issuance
Series 2015-PM1, Class C, 5.01%, 12/15/2021‡(a)	230	232
Series 2016-PM1, Class B, 7.67%, 4/15/2025(a)	237	238
CLUB Credit Trust
Series 2017-P1, Class B, 3.56%, 9/15/2023(a)	500	498
Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	187	186
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(a)	250	248
CNH Equipment Trust
Series 2018-A, Class A2, 2.78%, 8/16/2021	490	490
Continental Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	75	76
CPS Auto Receivables Trust
Series 2017-D, Class C, 3.01%, 10/17/2022(a)	500	495
Dell Equipment Finance Trust
Series 2017-2, Class A3, 2.19%, 10/24/2022(a)	273	270
Delta Air Lines Pass-Through Trust
Series 2015-1, Class B, 4.25%, 7/30/2023	125	126
Drive Auto Receivables Trust
Series 2017-3, Class C, 2.80%, 7/15/2022	500	499
DT Auto Owner Trust
Series 2015-3A, Class D, 4.53%, 10/17/2022(a)	400	405
Series 2017-3A, Class D, 3.58%, 5/15/2023(a)	350	350
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	300	298

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	300	295
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	465	461
LendingClub Issuance Trust
Series 2016-NP2, Class B, 6.00%, 1/17/2023‡(a)	250	254
Lendmark Funding Trust
Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	250	248
Series 2017-2A, Class B, 3.38%, 5/20/2026‡(a)	200	198
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(a)	150	148
Marlette Funding Trust
Series 2017-3A, Class A, 2.36%, 12/15/2024(a)	202	201
Series 2017-3A, Class B, 3.01%, 12/15/2024(a)	250	248
Series 2017-3A, Class C, 4.01%, 12/15/2024(a)	200	201
Nissan Auto Lease Trust
Series 2016-B, Class A3, 1.50%, 7/15/2019	261	261
Nissan Auto Receivables Owner Trust
Series 2016-C, Class A3, 1.18%, 1/15/2021	1,000	989
Oak Hill Advisors Residential Loan Trust
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057‡(a)(g)	281	278
Prosper Marketplace Issuance Trust
Series 2017-3A, Class A, 2.36%, 11/15/2023(a)	209	207
Series 2017-3A, Class B, 3.36%, 11/15/2023(a)	300	298
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	192	190
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	300	298
Springleaf Funding Trust
Series 2016-AA, Class B, 3.80%, 11/15/2029(a)	500	501
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	29	28
US Airways Pass-Through Trust
Series 2012-2, Class A, 4.63%, 6/3/2025	107	110
Veros Automobile Receivables Trust
Series 2017-1, Class A, 2.84%, 4/17/2023(a)	181	180
VOLT LXIII LLC
Series 2017-NP10, Class A1, 3.00%, 10/25/2047(a)(g)	323	321
Volvo Financial Equipment LLC
Series 2017-1A, Class A2, 1.55%, 10/15/2019(a)	704	702
Westlake Automobile Receivables Trust
Series 2016-2A, Class D, 4.10%, 6/15/2021(a)	500	505

TOTAL ASSET-BACKED SECURITIES (Cost $12,447)		12,367

COLLATERALIZED MORTGAGE OBLIGATIONS — 11.1%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	357	364
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	365	367
CHL Mortgage Pass-Through Trust
Series 2006-HYB2, Class 2A1B, 3.42%, 4/20/2036(h)	298	275
FHLMC REMIC
Series 4120, Class JS, IF, IO, 4.28%, 10/15/2032(h)	1,094	150
Series 3036, Class NE, 5.00%, 9/15/2035	306	324
Series 3294, Class NE, 5.50%, 3/15/2037	527	573
Series 4284, Class EJ, 3.00%, 10/15/2038	298	295
Series 3820, Class GJ, 3.50%, 12/15/2039	214	216
Series 3904, Class EC, 2.00%, 8/15/2040	167	164
Series 4012, Class JD, 1.75%, 12/15/2040	292	284
Series 4776, Class DJ, 4.00%, 4/15/2041	97	99
Series 4091, Class TA, 3.00%, 5/15/2041	209	207
Series 4048, Class CA, 2.00%, 9/15/2041	604	582
Series 4537, Class HA, 3.50%, 9/15/2041	228	231
Series 4454, Class B, 3.00%, 10/15/2041	108	107
Series 4467, Class DA, 3.00%, 11/15/2041	419	414
Series 4239, Class LD, 3.00%, 8/15/2043	193	191
Series 4480, Class QA, 3.00%, 11/15/2043	242	240

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 4623, Class EB, 2.50%, 12/15/2044	450	433
Series 4681, Class SD, IF, IO, 4.23%, 5/15/2047(h)	1,054	189
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, 2.71%, 3/25/2030(h)	239	240
Series 2017-DNA3, Class M2, 4.46%, 3/25/2030(h)	250	258
FNMA REMIC
Series 2015-80, Class CA, 3.00%, 4/25/2040	922	914
Series 2014-84, Class KA, 3.00%, 11/25/2040	1,022	1,016
Series 2015-55, Class QA, 3.50%, 10/25/2042	422	423
Series 2013-81, Class EF, 2.31%, 12/25/2042(h)	312	312
Series 2015-2, Class PA, 2.25%, 3/25/2044	285	273
Series 2015-54, Class FA, 2.31%, 7/25/2045(h)	166	165
Series 2016-40, Class FA, 2.61%, 7/25/2046(h)	48	49
Series 2017-13, Class AS, IF, IO, 4.09%, 2/25/2047(h)	1,062	201
Series 2017-47, Class ST, IF, IO, 4.14%, 6/25/2047(h)	998	195
Series 2017-69, Class SH, IF, IO, 4.24%, 9/25/2047(h)	1,094	204
Series 2017-46, Class LB, 3.50%, 12/25/2052	893	899
Series 2017-96, Class KA, 3.00%, 1/25/2055	934	922
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	657	140
LSTAR Securities Investment Ltd. (Cayman Islands)
Series 2017-7, Class A, 0.04%, 10/1/2022(a)(h)	74	74
RALI Trust
Series 2003-QS12, Class A4, 3.35%, 6/25/2018	27	27
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR5, Class A6, 3.92%, 5/25/2035(h)	282	284

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,606)		12,301

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.5%
BXMT Ltd.
Series 2017-FL1, Class D, 4.64%, 6/15/2035‡(a)(h)	300	301
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class D, 3.77%, 4/10/2028‡(a)	206	206
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class C, 2.97%, 7/15/2032‡(a)(h)	400	400
DBUBS Mortgage Trust
Series 2011-LC1A, Class C, 5.70%, 11/10/2046(a)(h)	245	257
FHLMC Multifamily Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.36%, 1/25/2022(h)	5,820	227
Series K027, Class X1, IO, 0.79%, 1/25/2023(h)	11,170	331
Series K025, Class X3, IO, 1.75%, 11/25/2040(h)	3,360	236
Series K054, Class X3, IO, 1.60%, 4/25/2043(h)	3,700	374
Series K070, Class X3, IO, 2.04%, 12/25/2044(h)	2,537	377
Series K061, Class X3, IO, 2.04%, 12/25/2044(h)	2,775	381
Series K072, Class X3, IO, 2.14%, 12/25/2045(h)	1,200	190
FREMF Mortgage Trust
Series 2017-KF36, Class B, 4.56%, 8/25/2024(a)(h)	295	298
Series 2017-KF38, Class B, 4.41%, 9/25/2024‡(a)(h)	296	298
Series 2017-KF39, Class B, 4.41%, 11/25/2024‡(a)(h)	300	304
Series 2018-KF42, Class B, 4.11%, 12/25/2024‡(a)(h)	300	300
Series 2011-K15, Class B, 4.95%, 8/25/2044(a)(h)	135	141
Series 2012-K18, Class B, 4.26%, 1/25/2045(a)(h)	385	396
Series 2012-K709, Class B, 3.74%, 4/25/2045‡(a)(h)	325	326
Series 2012-K19, Class B, 4.03%, 5/25/2045(a)(h)	300	307
Series 2012-K21, Class B, 3.94%, 7/25/2045‡(a)(h)	530	540
Series 2012-K22, Class B, 3.81%, 8/25/2045(a)(h)	190	192
Series 2011-K12, Class B, 4.34%, 1/25/2046‡(a)(h)	500	513

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2011-K14, Class B, 5.17%, 2/25/2047‡(a)(h)	500	526
Series 2014-K716, Class B, 3.95%, 8/25/2047(a)(h)	250	254
Series 2011-K11, Class B, 4.42%, 12/25/2048(a)(h)	305	314
Series 2017-K729, Class B, 3.67%, 11/25/2049(a)(h)	200	196
GNMA
Series 2015-115, IO, 0.61%, 7/16/2057(h)	3,333	161
Series 2017-23, IO, 0.73%, 5/16/2059(h)	3,687	233
GRACE Mortgage Trust
Series 2014-GRCE, Class B, 3.52%, 6/10/2028‡(a)	100	100
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class G, 5.70%, 12/15/2044(a)(h)	310	315
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class AJ, 6.29%, 7/15/2040(h)	300	306
Series 2007-C7, Class B, 6.27%, 9/15/2045(h)	21	21
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C15, Class C, 4.89%, 4/15/2047(h)	300	308
Morgan Stanley Capital I Trust
Series 2014-MP, Class B, 3.69%, 8/11/2033(a)	400	401
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class B, 5.46%, 12/15/2043(h)	400	403
Series 2005-C21, Class B, 5.29%, 10/15/2044(h)	245	247
Series 2007-C31, Class B, 5.70%, 4/15/2047(h)	400	410
Series 2007-C33, Class AJ, 6.01%, 2/15/2051(h)	200	199
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045‡(h)	150	150
Series 2013-C12, Class B, 3.86%, 3/15/2048(h)	150	149

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $11,733)		11,588

MORTGAGE-BACKED SECURITIES — 5.4%
FHLMC Gold Pools, 15 Year, Single Family
Pool # J16679, 3.00%, 9/1/2026	225	225
Pool # J17232, 3.00%, 11/1/2026	311	312
Pool # J17506, 3.00%, 12/1/2026	156	156
Pool # G14700, 3.00%, 1/1/2028	334	335
Pool # J24740, 3.00%, 7/1/2028	135	135
Pool # G15655, 3.00%, 10/1/2028	348	348
Pool # G15147, 3.00%, 8/1/2029	1,789	1,787
Pool # G18673, 3.00%, 1/1/2033	250	248
Pool # G18684, 3.00%, 4/1/2033	49	49
FHLMC Gold Pools, 20 Year, Single Family
Pool # C91649, 3.00%, 4/1/2033	89	89
FNMA, 15 Year, Single Family
Pool # AL9552, 3.50%, 8/1/2031	867	881
Pool # AS9697, 3.50%, 5/1/2032	357	362
Pool # 890789, 3.00%, 9/1/2032	333	331
FNMA, 20 Year, Single Family
Pool # MA1446, 3.50%, 5/1/2033	457	465
Pool # MA1527, 3.00%, 8/1/2033	280	279

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,074)		6,002

FOREIGN GOVERNMENT SECURITIES — 1.2%
Arab Republic of Egypt (Egypt) 5.88%, 6/11/2025(e)	200	195
Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021(e)	200	208
Kingdom of Bahrain (Bahrain) 6.13%, 7/5/2022(e)	200	192
Provincia de Buenos Aires (Argentina) 10.88%, 1/26/2021(e)	300	316
Republic of Belarus (Belarus) 7.63%, 6/29/2027(e)	200	214

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
FOREIGN GOVERNMENT SECURITIES — continued
Ukreximbank Via Biz Finance plc (Ukraine) 9.63%, 4/27/2022(e)	150		155

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $1,360)			1,280

	Shares (000)
COMMON STOCKS — 0.0%(f)
Oil, Gas & Consumable Fuels — 0.0%(f)
Sabine Oil & Gas Holdings, Inc.* (Cost $4)	—	(i)	6

	No. of Warrants
WARRANTS — 0.0%(f)
Oil, Gas & Consumable Fuels — 0.0%(f)
Sabine Oil & Gas Holdings, Inc., expiring 4/13/2026, price $1.00*	—	(i)	2
Sabine Oil & Gas Holdings, Inc., expiring 4/13/2026*	—	(i)	—	(i)

TOTAL WARRANTS (Cost $2)			2

	Shares (000)
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.4%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares,
1.59%, (j)(k)(Cost $2,676)	2,676		2,676

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
1.82%, 8/16/2018(l)(m)	130		129
2.07%, 11/15/2018(m)	40		40

TOTAL U.S. TREASURY OBLIGATIONS (COST $169)			169

TOTAL SHORT-TERM INVESTMENTS (Cost $2,845)			2,845

Total Investments — 99.8% (Cost $111,690)			110,085
Other Assets in Excess of Liabilities — 0.2%			186

Net Assets — 100.0%			110,271

Percentages indicated are based on net assets.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	1	09/2018	USD	120	— (i)
U.S. Treasury 2 Year Note	68	09/2018	USD	14,428	25
U.S. Treasury 5 Year Note	15	09/2018	USD	1,707	8
U.S. Treasury Ultra Bond	1	09/2018	USD	159	4

					37

Short Contracts
U.S. Treasury 10 Year Note	(51)	09/2018	USD	(6,132)	(50)
U.S. Treasury 10 Year Ultra Note	(35)	09/2018	USD	(4,480)	(41)
U.S. Treasury Long Bond	(1)	09/2018	USD	(145)	1

					(90)

					(53)

Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2018. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(d)	—	Security is an interest bearing note with preferred security characteristics.
(e)	—	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	—	Amount rounds to less than 0.05% of net assets.
(g)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(h)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(i)	—	Amount rounds to less than one thousand.
(j)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	The rate shown was the current yield as of May 31, 2018.
(l)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(m)	—	The rate shown is the effective yield as of May 31, 2018.
*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amount in thousands):

JPMorgan Short Duration Core Plus Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$10,521	$1,846	$12,367
Collateralized Mortgage Obligations	—	12,301	—	12,301
Commercial Mortgage-Backed
Securities	—	7,624	3,964	11,588
Corporate Bonds
Aerospace & Defense	—	771	—	771
Airlines	—	78	—	78
Automobiles	—	80	—	80
Banks	—	8,195	—	8,195
Beverages	—	613	—	613
Biotechnology	—	221	—	221
Capital Markets	—	2,102	—	2,102
Chemicals	—	335	—	335
Commercial Services & Supplies	—	65	—	65
Construction Materials	—	202	—	202
Consumer Finance	—	1,776	—	1,776
Containers & Packaging	—	214	—	214
Diversified Financial Services	—	1,048	—	1,048
Diversified Telecommunication
Services	—	1,164	—	1,164
Electric Utilities	—	1,415	—	1,415
Energy Equipment & Services	—	617	—	617
Equity Real Estate Investment
Trusts (REITs)	—	1,008	—	1,008
Food & Staples Retailing	—	556	—	556
Food Products	—	606	—	606
Health Care Equipment &
Supplies	—	456	—	456
Health Care Providers &
Services	—	776	—	776
Hotels, Restaurants & Leisure	—	555	—	555
Household Products	—	192	—	192
Independent Power and
Renewable Electricity Producers	—	460	—	460
Industrial Conglomerates	—	198	—	198
Insurance	—	1,261	—	1,261
IT Services	—	255	—	255
Media	—	513	—	513
Metals & Mining	—	283	—	283
Multiline Retail	—	10	—	10
Multi-Utilities	—	985	—	985
Oil, Gas & Consumable Fuels	—	2,963	—	2,963
Pharmaceuticals	—	1,000	—	1,000
Road & Rail	—	443	—	443
Semiconductors &
Semiconductor Equipment	—	180	—	180
Software	—	50	—	50
Technology Hardware, Storage
& Peripherals	—	592	—	592
Thrifts & Mortgage Finance	—	456	—	456
Tobacco	—	1,062	—	1,062
Trading Companies &
Distributors	—	406	—	406
Corporate Bonds
Wireless Telecommunication
Services	—	971	—	971
Total Corporate Bonds	—	35,133	—	35,133
Foreign Government Securities	—	1,280	—	1,280
U.S. Treasury Obligations	—	28,561	—	28,561
Mortgage-Backed Securities	—	6,002	—	6,002
Common Stock
Oil, Gas & Consumable Fuels	—	6	—	6
Warrants
Oil, Gas & Consumable Fuels	—	2	—	2
Short-Term Investments
Investment Companies	2,676	—	—	2,676
U.S. Treasury Obligations	—	169	—	169

Total Short-Term Investments	2,676	169	—	2,845

Total Investments in Securities	$2,676	$101,599	$5,810	$110,085

Appreciation in Other Financial Instruments
Futures Contracts	$37	$—	$—	$37

Depreciation in Other Financial Instruments
Futures Contracts	$(91)	$—	$—	$(91)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 2 to level 3 are due to a decline in market activity (e.g. frequency of trades), which resulted in a lack of available market inputs to determine the period ended May 31, 2018.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$2,130	$—	$(5)	$(1)	$—	$(533)	$255	$—	$1,846
Commercial Mortgage-Backed Securities	3,833	13	(3)	— (a)	—	(285)	599	(193)	3,964

	$5,963	$13	$(8)	$(1)	$—	$(818)	$854	$(193)	$5,810

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $(6,000).

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Short Duration Core Plus Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,846	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (18.99%)
			Yield (Discount Rate of Cash Flows)	3.73% - 4.67% (3.98%)

Asset-Backed Securities	1,846
	3,663	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.96% - 5.17% (3.83%)

Collateralized Mortgage Obligations	3,663

Total	$5,509

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $301,000. The inputs for these Investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — 100.4%
CORPORATE BONDS — 21.4%
Aerospace & Defense — 0.2%
Bombardier, Inc. (Canada)
7.75%, 3/15/2020(a)	1,022	1,086
7.50%, 3/15/2025(a)	4,080	4,213
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	570	576
KLX, Inc. 5.88%, 12/1/2022(a)	7,095	7,414
TransDigm UK Holdings plc 6.88%, 5/15/2026(a)	949	970
TransDigm, Inc. 6.50%, 5/15/2025	4,769	4,838
Triumph Group, Inc.
4.88%, 4/1/2021	3,761	3,643
7.75%, 8/15/2025	2,385	2,403

		25,143

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	3,835	3,927
6.13%, 9/1/2023(a)	1,970	2,014

		5,941

Airlines — 0.0%(b)
United Continental Holdings, Inc. 4.25%, 10/1/2022	1,427	1,376

Auto Components — 0.4%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	1,625	1,483
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	1,820	1,877
6.25%, 4/1/2025	6,582	6,500
6.25%, 3/15/2026	2,455	2,375
6.50%, 4/1/2027	2,170	2,120
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)	3,842	3,756
Dana, Inc. 6.00%, 9/15/2023	11,119	11,508
Icahn Enterprises LP
6.00%, 8/1/2020	1,500	1,528
6.25%, 2/1/2022	1,405	1,439
6.38%, 12/15/2025	4,215	4,199
IHO Verwaltungs GmbH (Germany) 4.50% (cash), 9/15/2023(a)(c)	2,400	2,313
TI Group Automotive Systems LLC (United Kingdom) 8.75%, 7/15/2023(a)	6,054	6,311

		45,409

Automobiles — 0.5%
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.55%), 2.91%, 5/4/2021(a)(d)	58,500	58,618
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	635	640

		59,258

Banks — 1.4%
Australia & New Zealand Banking Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.46%), 2.78%, 5/17/2021(a)(d)	15,380	15,383
Bank of America Corp.
Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.99%, 7/30/2018(d)(e)(f)	4,236	4,257
Barclays plc (United Kingdom)
(USD Swap Semi 5 Year + 6.71%), 8.25%, 12/15/2018(d)(e)(f)	2,000	2,040
(ICE LIBOR USD 3 Month + 2.11%), 4.46%, 8/10/2021(d)	4,963	5,159
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019(d)(e)(f)	1,980	2,035
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(d)(e)(f)	1,280	1,315
(ICE LIBOR USD 3 Month + 1.19%), 3.55%, 8/2/2021(d)	19,810	20,210
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(d)(e)(f)	505	509
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.60%), 2.93%, 5/18/2021(d)	30,880	30,916
(ICE LIBOR USD 3 Month + 1.66%), 3.99%, 5/25/2021(d)	16,360	16,909
Industrial & Commercial Bank of China Ltd. (China)
(ICE LIBOR USD 3 Month + 0.75%), 3.08%, 2/21/2020(d)(g)	6,070	6,070
Lloyds Bank plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.49%), 2.85%, 5/7/2021(d)	20,380	20,373
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 1.00%, 6/1/2021(d)	25,910	25,869
Wells Fargo & Co.
(ICE LIBOR USD 3 Month + 0.93%), 3.29%, 2/11/2022(d)	15,321	15,481

		166,526

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Building Products — 0.1%
American Woodmark Corp.
4.88%, 3/15/2026(a)	2,620	2,502
James Hardie International Finance DAC (Ireland) 4.75%, 1/15/2025(a)	1,025	996
Jeld-Wen, Inc.
4.63%, 12/15/2025(a)	1,465	1,384
4.88%, 12/15/2027(a)	715	665
NWH Escrow Corp. 7.50%, 8/1/2021‡(a)	8,100	7,573
Standard Industries, Inc. 4.75%, 1/15/2028(a)	3,420	3,138

		16,258

Capital Markets — 1.0%
Deutsche Bank AG (Germany)
(ICE LIBOR USD 3 Month + 0.97%), 3.31%, 7/13/2020(d)	33,723	33,571
(ICE LIBOR USD 3 Month + 1.31%), 3.64%, 8/20/2020(d)	17,223	17,249
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.11%), 3.47%, 4/26/2022(d)	32,026	32,393
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.18%), 3.54%, 1/20/2022(d)	33,815	34,330
MSCI, Inc. 5.38%, 5/15/2027(a)	1,680	1,684

		119,227

Chemicals — 0.5%
Chemours Co. (The) 6.63%, 5/15/2023	2,420	2,542
Cornerstone Chemical Co. 6.75%, 8/15/2024(a)	991	983
CVR Partners LP 9.25%, 6/15/2023(a)	7,965	8,184
Gates Global LLC 6.00%, 7/15/2022(a)	2,544	2,569
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	1,970	1,921
Hexion, Inc. 6.63%, 4/15/2020	14,226	13,426
Huntsman International LLC 5.13%, 11/15/2022	4,602	4,740
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	8,980	9,025
LSB Industries, Inc. 9.63%, 5/1/2023(a)	2,833	2,882
Momentive Performance Materials USA LLC 8.88%, 10/15/2020‡(h)	8,000	—	(i)
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	2,640	2,525
5.25%, 6/1/2027(a)	2,105	1,994
Nufarm Australia Ltd. (Australia) 5.75%, 4/30/2026(a)	925	897
Rain CII Carbon LLC
7.25%, 4/1/2025(a)	5,670	5,851
Reichhold Industries, Inc. 11.03%, 5/1/2018‡(a)(h)	5,673	—	(i)
Scotts Miracle-Gro Co. (The) 6.00%, 10/15/2023	3,995	4,140
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	2,095	2,074

		63,753

Commercial Services & Supplies — 0.4%
Aramark Services, Inc. 5.00%, 2/1/2028(a)	1,560	1,501
Clean Harbors, Inc. 5.13%, 6/1/2021	1,780	1,791
Garda World Security Corp. (Canada) 8.75%, 5/15/2025(a)	11,475	11,676
Harland Clarke Holdings Corp. 6.88%, 3/1/2020(a)	2,330	2,342
ILFC E-Capital Trust I
(USD Constant Maturity 30 Year + 1.55%), 4.64%, 12/21/2065(a)(d)	21,560	20,374
Nielsen Finance LLC 4.50%, 10/1/2020	5,931	5,938
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	9,039	9,579

		53,201

Communications Equipment — 0.1%
Avaya, Inc. 7.00%, 4/1/2019‡(h)	4,452	—	(i)
CommScope Technologies LLC 6.00%, 6/15/2025(a)	9,197	9,220
Goodman Networks, Inc. 8.00%, 5/11/2022‡	3,383	2,334
Riverbed Technology, Inc. 8.88%, 3/1/2023(a)	745	699

		12,253

Construction & Engineering — 0.0%(b)
Great Lakes Dredge & Dock Corp. 8.00%, 5/15/2022	1,210	1,231

Construction Materials — 0.1%
CEMEX Finance LLC (Mexico) 6.00%, 4/1/2024(a)	3,000	3,041
Cemex SAB de CV (Mexico)
6.13%, 5/5/2025(a)	1,299	1,315
7.75%, 4/16/2026(a)	1,308	1,409
US Concrete, Inc. 6.38%, 6/1/2024	2,708	2,752

		8,517

Consumer Finance — 0.7%
Ally Financial, Inc. 4.75%, 9/10/2018	7,470	7,496
3.25%, 11/5/2018	2,126	2,125
4.25%, 4/15/2021	7,100	7,135
4.13%, 2/13/2022	740	734
4.63%, 5/19/2022	2,630	2,640

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Consumer Finance — continued
4.63%, 3/30/2025	4,451	4,395
5.75%, 11/20/2025	3,995	4,073
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 2.85%, 5/17/2021(d)	27,050	27,135
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 3.19%, 4/9/2021(d)	26,100	26,250
Harley-Davidson Financial Services, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 2.83%, 5/21/2020(a)(d)	3,853	3,858
ILFC E-Capital Trust II
(US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.89%, 12/21/2065(a)(d)	4,654	4,439

		90,280

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc (Ireland)
7.25%, 5/15/2024(a)	6,925	7,228
6.00%, 2/15/2025(a)	3,815	3,738
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(a)	4,693	4,529
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	19,515	19,613
6.87%, 2/15/2021	1,767	1,789
7.00%, 7/15/2024(a)	5,501	5,645

		42,542

Diversified Consumer Services — 0.1%
Service Corp. International
5.38%, 5/15/2024	120	121
7.50%, 4/1/2027	8,100	9,072

		9,193

Diversified Financial Services — 0.5%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	2,806	3,094
CNG Holdings, Inc. 9.38%, 5/15/2020(a)	11,976	11,916
Infinity Acquisition LLC 7.25%, 8/1/2022(a)	4,045	4,141
Nationstar Mortgage LLC
7.88%, 10/1/2020	275	279
6.50%, 7/1/2021	7,522	7,597
Synchrony Bank
(ICE LIBOR USD 3 Month + 0.63%), 2.93%, 3/30/2020(d)	31,000	31,101

		58,128

Diversified Telecommunication Services — 2.1%
Altice France SA (France)
6.00%, 5/15/2022(a)	15,970	15,910
6.25%, 5/15/2024(a)	2,666	2,586
7.38%, 5/1/2026(a)	760	741
CCO Holdings LLC
5.13%, 2/15/2023	3,575	3,566
5.88%, 4/1/2024(a)	25,940	26,167
5.38%, 5/1/2025(a)	2,250	2,194
5.75%, 2/15/2026(a)	9,220	9,033
5.50%, 5/1/2026(a)	14,560	14,055
5.13%, 5/1/2027(a)	7,320	6,853
5.00%, 2/1/2028(a)	385	356
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	6,895	6,904
Series Y, 7.50%, 4/1/2024	2,745	2,820
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	4,147	3,712
Cogent Communications Finance, Inc. 5.63%, 4/15/2021(a)	8,651	8,651
Consolidated Communications, Inc. 6.50%, 10/1/2022	979	911
Embarq Corp. 8.00%, 6/1/2036	14,898	14,153
Frontier Communications Corp.
10.50%, 9/15/2022	2,129	1,916
6.88%, 1/15/2025	3,560	2,278
11.00%, 9/15/2025	8,046	6,437
8.50%, 4/1/2026(a)	5,710	5,532
GCI, Inc.
6.75%, 6/1/2021	17,843	18,066
6.88%, 4/15/2025	600	625
Intelsat Jackson Holdings SA (Luxembourg)
7.25%, 10/15/2020	25,345	24,838
7.50%, 4/1/2021	7,642	7,470
5.50%, 8/1/2023	15,008	13,123
8.00%, 2/15/2024(a)	1,562	1,652
9.75%, 7/15/2025(a)	7,170	7,439
Intelsat Luxembourg SA (Luxembourg)
7.75%, 6/1/2021	280	231
8.13%, 6/1/2023	645	493
Level 3 Financing, Inc.
5.63%, 2/1/2023	5,568	5,615
5.38%, 1/15/2024	4,444	4,333
5.38%, 5/1/2025	2,015	1,949
Qwest Capital Funding, Inc. 7.75%, 2/15/2031	3,042	2,776
Sprint Capital Corp. 8.75%, 3/15/2032	13,565	14,599
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,160	1,177
7.20%, 7/18/2036	1,185	1,259
Virgin Media Finance plc (United Kingdom) 6.38%, 4/15/2023(a)	1,630	1,650
Windstream Services LLC
6.38%, 8/1/2023(a)	3,643	2,058
8.75%, 12/15/2024(a)	29,533	17,868

		261,996

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Electric Utilities — 0.0%(b)
Mississippi Power Co.
(ICE LIBOR USD 3 Month + 0.65%), 2.94%, 3/27/2020(d)	2,450	2,451
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)	1,187	1,140
4.50%, 9/15/2027(a)	807	750
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020‡(h)	62,006	465
11.50%, 10/1/2020‡(h)	5,000	38

		4,844

Electrical Equipment — 0.1%
General Cable Corp. 5.75%, 10/1/2022	7,455	7,623
Vertiv Group Corp. 9.25%, 10/15/2024(a)	8,645	8,472

		16,095

Energy Equipment & Services — 0.3%
Bristow Group, Inc. 6.25%, 10/15/2022	499	384
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(a)	679	675
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	666	688
Ensco plc
5.20%, 3/15/2025	848	710
5.75%, 10/1/2044	116	83
KCA Deutag UK Finance plc (United Kingdom) 9.88%, 4/1/2022(a)	2,785	2,855
9.63%, 4/1/2023(a)	317	316
Nabors Industries, Inc.
5.50%, 1/15/2023	3,665	3,592
5.75%, 2/1/2025(a)	2,940	2,785
Noble Holding International Ltd. (United Kingdom) 7.88%, 2/1/2026(a)	1,472	1,500
Parker Drilling Co. 6.75%, 7/15/2022	1,027	783
Rowan Cos., Inc. 4.88%, 6/1/2022	2,241	2,098
SESI LLC 7.13%, 12/15/2021	2,638	2,687
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	2,837	2,894
Telford Offshore Ltd. (Cayman Islands)
Series B, 14.00% (PIK), 2/12/2024‡(c)	3,625	2,804
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	4,250	4,314
Transocean, Inc.
9.00%, 7/15/2023(a)	1,423	1,533
7.50%, 1/15/2026(a)	2,283	2,315
6.80%, 3/15/2038	2,629	2,215
9.35%, 12/15/2041	1,413	1,413
Weatherford International Ltd.
9.88%, 2/15/2024	1,130	1,113
6.50%, 8/1/2036	3,005	2,336

		40,093

Equity Real Estate Investment Trusts (REITs) — 0.3%
CoreCivic, Inc. 4.63%, 5/1/2023	3,980	3,910
Equinix, Inc. 5.75%, 1/1/2025	790	804
GEO Group, Inc. (The)
5.88%, 1/15/2022	5,270	5,356
5.13%, 4/1/2023	305	300
5.88%, 10/15/2024	1,585	1,565
6.00%, 4/15/2026	2,795	2,732
Iron Mountain, Inc. 6.00%, 8/15/2023	3,065	3,168
MGM Growth Properties Operating Partnership LP 5.63%, 5/1/2024	2,085	2,106
RHP Hotel Properties LP 5.00%, 4/15/2023	3,350	3,329
Sabra Health Care LP 5.13%, 8/15/2026	2,960	2,841
SBA Communications Corp.
4.00%, 10/1/2022(a)	237	228
4.88%, 9/1/2024	2,905	2,716
Uniti Group LP
6.00%, 4/15/2023(a)	2,200	2,149
8.25%, 10/15/2023	2,830	2,758
7.13%, 12/15/2024(a)	1,675	1,562
VICI Properties 1 LLC 8.00%, 10/15/2023	6,302	6,996

		42,520

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC
6.63%, 6/15/2024	9,018	8,480
5.75%, 3/15/2025	1,792	1,577
New Albertsons LP
7.75%, 6/15/2026	940	818
8.70%, 5/1/2030	5,840	5,139
Rite Aid Corp. 6.13%, 4/1/2023(a)	4,234	4,340
SUPERVALU, Inc. 7.75%, 11/15/2022	6,100	6,069

		26,423

Food Products — 0.5%
B&G Foods, Inc. 5.25%, 4/1/2025	2,181	2,050
Campbell Soup Co.
(ICE LIBOR USD 3 Month + 0.63%), 2.77%, 3/15/2021(d)	28,120	28,115
Dean Foods Co. 6.50%, 3/15/2023(a)	3,901	3,823

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Food Products — continued
General Mills, Inc.
(ICE LIBOR USD 3 Month + 0.54%), 2.89%, 4/16/2021(d)	2,330	2,335
JBS USA LUX SA (Brazil)
5.88%, 7/15/2024(a)	8,000	7,674
6.75%, 2/15/2028(a)	2,685	2,537
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	397	383
Post Holdings, Inc.
5.50%, 3/1/2025(a)	1,255	1,236
5.00%, 8/15/2026(a)	5,102	4,783
5.75%, 3/1/2027(a)	1,015	982
5.63%, 1/15/2028(a)	1,400	1,319
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)	2,615	2,679

		57,916

Gas Utilities — 0.0%(b)
AmeriGas Partners LP 5.50%, 5/20/2025	3,700	3,591

Health Care Equipment & Supplies — 0.3%
DJO Finance LLC 8.13%, 6/15/2021(a)	8,605	8,659
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(a)	3,640	3,731
Hologic, Inc. 4.38%, 10/15/2025(a)	1,570	1,501
Kinetic Concepts, Inc. 7.88%, 2/15/2021(a)	3,720	3,822
Mallinckrodt International Finance SA
4.88%, 4/15/2020(a)	4,645	4,471
5.75%, 8/1/2022(a)	2,235	1,933
5.63%, 10/15/2023(a)	1,565	1,293
5.50%, 4/15/2025(a)	9,780	7,801

		33,211

Health Care Providers & Services — 1.2%
21st Century Oncology, Inc.
Series AI, 12.00% (PIK), 4/30/2023‡(c)	3,716	3,292
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)	7,708	7,265
Community Health Systems, Inc.
7.13%, 7/15/2020	2,900	2,450
5.13%, 8/1/2021	2,002	1,881
6.88%, 2/1/2022	4,430	2,326
6.25%, 3/31/2023	1,083	1,010
DaVita, Inc. 5.00%, 5/1/2025	3,155	2,990
Encompass Health Corp.
5.75%, 11/1/2024	3,980	4,040
5.75%, 9/15/2025	1,695	1,729
HCA, Inc.
7.50%, 2/15/2022	12,661	13,800
5.38%, 2/1/2025	34,260	33,660
5.25%, 4/15/2025	325	327
5.88%, 2/15/2026	22,340	22,480
Kindred Healthcare, Inc. 8.75%, 1/15/2023	9,555	10,200
Tenet Healthcare Corp.
6.75%, 2/1/2020	1,000	1,034
4.75%, 6/1/2020	1,850	1,859
6.00%, 10/1/2020	8,635	8,916
7.50%, 1/1/2022(a)	2,080	2,179
8.13%, 4/1/2022	11,632	12,156
6.75%, 6/15/2023	12,890	12,809
7.00%, 8/1/2025(a)	1,520	1,510

		147,913

Health Care Technology — 0.0%(b)
IQVIA, Inc. 5.00%, 10/15/2026(a)	915	874

Hotels, Restaurants & Leisure — 0.9%
Boyd Gaming Corp. 6.88%, 5/15/2023	1,932	2,029
Boyne USA, Inc. 7.25%, 5/1/2025(a)	915	949
Chukchansi Economic Development Authority 9.75%, 5/30/2020(a)(h)	11,740	7,924
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	2,660	2,554
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	2,674	2,697
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	1,689	1,782
GLP Capital LP
5.25%, 6/1/2025	3,120	3,120
5.75%, 6/1/2028	3,120	3,132
Golden Nugget, Inc. 6.75%, 10/15/2024(a)	1,933	1,955
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	305	291
5.13%, 5/1/2026(a)	4,827	4,712
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	2,275	2,195
4.88%, 4/1/2027	1,140	1,092
International Game Technology plc 6.50%, 2/15/2025(a)	1,800	1,845
Interval Acquisition Corp. 5.63%, 4/15/2023	5,400	5,474
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)	4,950	5,098
LTF Merger Sub, Inc. 8.50%, 6/15/2023(a)	6,220	6,469
Merlin Entertainments plc (United Kingdom) 5.75%, 6/15/2026(a)	1,945	1,958
MGM Resorts International
7.75%, 3/15/2022	11,966	13,103
6.00%, 3/15/2023	6,515	6,726

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Hotels, Restaurants & Leisure — continued
Sabre GLBL, Inc.
5.38%, 4/15/2023(a)	4,025	4,066
5.25%, 11/15/2023(a)	3,285	3,293
Scientific Games International, Inc. 10.00%, 12/1/2022	10,500	11,261
Seminole Hard Rock Entertainment, Inc. 5.88%, 5/15/2021(a)	7,660	7,696
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	5,510	5,400

		106,821

Household Durables — 0.1%
Tempur Sealy International, Inc.
5.63%, 10/15/2023	4,315	4,358
5.50%, 6/15/2026	4,555	4,396

		8,754

Household Products — 0.2%
Central Garden & Pet Co.
6.13%, 11/15/2023	2,625	2,730
5.13%, 2/1/2028	1,735	1,622
Energizer Holdings, Inc. 5.50%, 6/15/2025(a)	5,885	5,767
HRG Group, Inc. 7.75%, 1/15/2022	8,603	8,837
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	1,545	1,410

		20,366

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. 4.00%, 3/15/2021	2,375	2,376
Calpine Corp. 5.25%, 6/1/2026(a)	3,796	3,587
NRG Energy, Inc. 6.25%, 7/15/2022	202	208
Vistra Energy Corp.
7.38%, 11/1/2022	1,165	1,224
8.00%, 1/15/2025(a)	3,100	3,356
8.13%, 1/30/2026(a)	2,429	2,659

		13,410

Insurance — 0.0%(b)
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	975	965

Internet & Direct Marketing Retail — 0.0%(b)
Netflix, Inc. 5.88%, 11/15/2028(a)	3,668	3,701

Internet Software & Services — 0.2%
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	6,265	6,375
Zayo Group LLC
6.00%, 4/1/2023	8,875	8,997
6.38%, 5/15/2025	5,210	5,282
5.75%, 1/15/2027(a)	6,600	6,385

		27,039

IT Services — 0.3%
Alliance Data Systems Corp. 5.38%, 8/1/2022(a)	1,534	1,542
First Data Corp.
5.38%, 8/15/2023(a)	11,654	11,818
5.75%, 1/15/2024(a)	19,782	19,856

		33,216

Leisure Products — 0.2%
Mattel, Inc.
3.15%, 3/15/2023	775	668
6.75%, 12/31/2025(a)	10,254	10,003
Vista Outdoor, Inc. 5.88%, 10/1/2023	10,164	9,554

		20,225

Machinery — 0.1%
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	3,680	3,542
Novelis Corp.
6.25%, 8/15/2024(a)	2,155	2,182
5.88%, 9/30/2026(a)	2,770	2,715
Oshkosh Corp. 5.38%, 3/1/2022	1,870	1,920
RBS Global, Inc. 4.88%, 12/15/2025(a)	1,050	1,011
Terex Corp. 5.63%, 2/1/2025(a)	2,195	2,179
Welbilt, Inc. 9.50%, 2/15/2024	2,480	2,734

		16,283

Media — 2.2%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	495	488
7.50%, 5/15/2026(a)	14,186	13,565
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(a)	10,303	9,891
7.63%, 2/15/2025(a)	2,008	1,777
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	2,725	2,664
5.88%, 11/15/2026	960	935
AMC Networks, Inc. 5.00%, 4/1/2024	1,517	1,473
CBS Radio, Inc. 7.25%, 11/1/2024(a)	1,580	1,517
Cinemark USA, Inc. 4.88%, 6/1/2023	3,525	3,406
Clear Channel Worldwide Holdings, Inc.
Series A, 7.63%, 3/15/2020	1,185	1,176
Series B, 7.63%, 3/15/2020	24,777	24,684
Series A, 6.50%, 11/15/2022	11,360	11,587
Series B, 6.50%, 11/15/2022	29,718	30,350
CSC Holdings LLC
10.13%, 1/15/2023(a)	3,756	4,165
6.63%, 10/15/2025(a)	2,475	2,555

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Media — continued
10.88%, 10/15/2025(a)	28,110	32,572
DISH DBS Corp.
6.75%, 6/1/2021	3,975	3,965
5.88%, 7/15/2022	6,324	5,913
5.00%, 3/15/2023	7,270	6,280
5.88%, 11/15/2024	32,558	27,039
7.75%, 7/1/2026	18,320	15,801
iHeartCommunications, Inc.
9.00%, 3/1/2021(h)	950	746
10.63%, 3/15/2023(h)	3,855	3,007
LIN Television Corp. 5.88%, 11/15/2022	5,081	5,214
Live Nation Entertainment, Inc. 4.88%, 11/1/2024(a)	1,000	973
Meredith Corp. 6.88%, 2/1/2026(a)	2,795	2,823
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022(a)	2,940	3,017
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	7,545	7,677
Sinclair Television Group, Inc.
6.13%, 10/1/2022	6,225	6,365
5.13%, 2/15/2027(a)	1,295	1,204
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	18,480	18,942
5.38%, 4/15/2025(a)	6,326	6,255
TEGNA, Inc. 6.38%, 10/15/2023	2,620	2,712
Unitymedia GmbH (Germany) 6.13%, 1/15/2025(a)	1,401	1,445
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	2,440	2,342
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 2/28/2057(d)	826	809
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(d)	474	465
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	5,865	5,929
5.13%, 4/15/2027(a)	235	228

		271,956

Metals & Mining — 0.5%
AK Steel Corp. 7.50%, 7/15/2023	4,855	5,104
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	7,986	8,447
6.13%, 5/15/2028(a)	610	628
ArcelorMittal (Luxembourg) 6.50%, 2/25/2022	11,165	11,947
CB Noranda Aluminum Acquisition Corp. 11.00%, 6/1/2019‡(h)	2,180	–(i)
Constellium NV
5.75%, 5/15/2024(a)	1,080	1,042
6.63%, 3/1/2025(a)	330	329
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	500	482
3.88%, 3/15/2023	2,205	2,120
4.55%, 11/14/2024	1,920	1,862
5.40%, 11/14/2034	631	580
5.45%, 3/15/2043	12,149	10,942
Hecla Mining Co. 6.88%, 5/1/2021	10,635	10,834
Zekelman Industries, Inc. 9.88%, 6/15/2023(a)	4,863	5,337

		59,654

Multiline Retail — 0.1%
JC Penney Corp., Inc.
8.63%, 3/15/2025(a)	801	664
6.38%, 10/15/2036	3,800	2,128
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)	7,304	5,223
8.75% (PIK), 10/15/2021(a)(c)	9,140	6,475

		14,490

Oil, Gas & Consumable Fuels — 1.6%
Andeavor Logistics LP
6.25%, 10/15/2022‡	2,472	2,577
6.38%, 5/1/2024	440	470
Antero Midstream Partners LP 5.38%, 9/15/2024	2,555	2,504
Antero Resources Corp. 5.13%, 12/1/2022	4,915	4,940
5.63%, 6/1/2023	35	35
Athabasca Oil Corp. (Canada) 9.88%, 2/24/2022(a)	2,037	2,083
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024(a)	1,118	1,017
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	5,185	5,277
Buckeye Partners LP
(ICE LIBOR USD 3 Month + 4.02%), 6.38%, 1/22/2078(d)	725	681
California Resources Corp. 8.00%, 12/15/2022(a)	2,078	1,834
Carrizo Oil & Gas, Inc.
7.50%, 9/15/2020	151	152
6.25%, 4/15/2023	4,199	4,251
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	4,150	4,332
5.13%, 6/30/2027	570	566
Chesapeake Energy Corp.
8.00%, 12/15/2022(a)	6,451	6,822
8.00%, 1/15/2025	5,875	5,838
8.00%, 6/15/2027	4,325	4,293
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)	1,615	1,607
Continental Resources, Inc. 4.50%, 4/15/2023	2,935	2,987
Covey Park Energy LLC 7.50%, 5/15/2025(a)	2,285	2,262

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Crestwood Midstream Partners LP
6.25%, 4/1/2023	4,290	4,365
DCP Midstream LP
Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(d)(e)(f)	1,545	1,487
Denbury Resources, Inc. 9.25%, 3/31/2022(a)	2,626	2,790
Diamondback Energy, Inc. 5.38%, 5/31/2025	110	109
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(d)(e)(f)	600	547
EP Energy LLC
9.38%, 5/1/2024(a)	13,097	10,347
8.00%, 11/29/2024(a)	6,080	6,019
8.00%, 2/15/2025(a)	4,004	2,903
7.75%, 5/15/2026(a)	11,730	11,935
Gulfport Energy Corp. 6.00%, 10/15/2024	3,647	3,428
Halcon Resources Corp. 6.75%, 2/15/2025	3,160	2,963
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	1,057	1,031
Jagged Peak Energy LLC 5.88%, 5/1/2026(a)	265	262
Kinder Morgan, Inc. 3.05%, 12/1/2019	1,458	1,458
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	2,926	2,641
7.00%, 3/31/2024(a)	6,841	6,174
6.50%, 1/15/2025(a)	3,854	3,862
MPLX LP 5.50%, 2/15/2023	3,985	4,075
Newfield Exploration Co. 5.75%, 1/30/2022	1,670	1,749
Oasis Petroleum, Inc.
6.88%, 1/15/2023	5,493	5,575
6.25%, 5/1/2026(a)	1,680	1,676
Parsley Energy LLC
5.25%, 8/15/2025(a)	1,700	1,649
5.63%, 10/15/2027(a)	2,220	2,192
PBF Holding Co. LLC 7.00%, 11/15/2023	2,051	2,125
Penn Virginia Corp.
7.25%, 4/15/2019‡(h)	4,881	6
8.50%, 5/1/2020‡(h)	9,129	12
Range Resources Corp.
5.00%, 8/15/2022	925	916
5.00%, 3/15/2023	975	946
4.88%, 5/15/2025	1,230	1,156
RSP Permian, Inc.
6.63%, 10/1/2022	2,690	2,805
5.25%, 1/15/2025	1,570	1,611
Sanchez Energy Corp. 6.13%, 1/15/2023	2,980	1,959
SM Energy Co.
6.13%, 11/15/2022	1,430	1,451
6.50%, 1/1/2023	1,637	1,662
5.00%, 1/15/2024	2,000	1,875
5.63%, 6/1/2025	2,535	2,427
Southwestern Energy Co.
4.10%, 3/15/2022	1,085	1,053
6.70%, 1/23/2025	3,450	3,398
7.50%, 4/1/2026	1,463	1,514
Summit Midstream Holdings LLC 5.75%, 4/15/2025	2,835	2,700
Sunoco LP
4.88%, 1/15/2023(a)	690	659
5.50%, 2/15/2026(a)	965	913
Targa Resources Partners LP
6.75%, 3/15/2024	6,405	6,742
5.88%, 4/15/2026(a)	710	713
Tullow Oil plc (Ghana) 7.00%, 3/1/2025(a)	1,390	1,381
Ultra Resources, Inc. 6.88%, 4/15/2022(a)	3,533	2,372
Whiting Petroleum Corp.
5.75%, 3/15/2021	2,740	2,795
6.25%, 4/1/2023	2,000	2,040
6.63%, 1/15/2026(a)	715	732
WildHorse Resource Development Corp.
6.88%, 2/1/2025	1,640	1,675
6.88%, 2/1/2025(a)	1,350	1,379
Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,943
WPX Energy, Inc.
6.00%, 1/15/2022	264	277
8.25%, 8/1/2023	3,550	4,029

		191,031

Personal Products — 0.1%
Coty, Inc. 6.50%, 4/15/2026(a)	4,990	4,809
High Ridge Brands Co. 8.88%, 3/15/2025(a)	3,608	1,642
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	410	404

		6,855

Pharmaceuticals — 0.9%
Concordia International Corp. (Canada) 9.00%, 4/1/2022(a)	2,435	2,203
Endo Dac
6.00%, 7/15/2023(a)	6,715	4,950
5.88%, 10/15/2024(a)	1,345	1,288
Endo Finance LLC
5.75%, 1/15/2022(a)	7,616	6,340
5.38%, 1/15/2023(a)	2,204	1,637
inVentiv Group Holdings, Inc. 7.50%, 10/1/2024(a)	2,250	2,374

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Pharmaceuticals — continued
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/2021(a)	1,260	1,283
6.75%, 8/15/2021(a)	365	369
7.25%, 7/15/2022(a)	9,290	9,431
5.88%, 5/15/2023(a)	38,298	36,383
7.00%, 3/15/2024(a)	16,596	17,384
6.13%, 4/15/2025(a)	19,843	18,355
9.00%, 12/15/2025(a)	6,219	6,507
8.50%, 1/31/2027(a)	1,338	1,360

		109,864

Real Estate Management & Development — 0.0%(b)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024(a)	1,000	982

Road & Rail — 0.3%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)	8,110	7,948
Herc Rentals, Inc.
7.50%, 6/1/2022(a)	2,132	2,254
7.75%, 6/1/2024(a)	3,500	3,754
Hertz Corp. (The)
7.38%, 1/15/2021	705	687
7.63%, 6/1/2022(a)	10,101	9,836
6.25%, 10/15/2022	1,585	1,415
5.50%, 10/15/2024(a)	9,798	7,826

		33,720

Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc.
6.63%, 6/1/2021	2,377	2,382
6.38%, 10/1/2022	9,862	10,072
Entegris, Inc. 4.63%, 2/10/2026(a)	2,700	2,589
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021	4,912	4,740
Microsemi Corp. 9.13%, 4/15/2023(a)	7,176	7,938
NXP BV (Netherlands) 4.63%, 6/1/2023(a)	1,708	1,742
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	7,310	7,612

		37,075

Software — 0.3%
CURO Financial Technologies Corp. 12.00%, 3/1/2022(a)	1,624	1,770
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)	3,320	3,673
Infor Software Parent LLC 7.13% (cash), 5/1/2021(a)(c)	4,773	4,797
Infor US, Inc. 6.50%, 5/15/2022	24,620	25,020
Informatica LLC 7.13%, 7/15/2023(a)	7,150	7,257

		42,517

Specialty Retail — 0.2%
Claire’s Stores, Inc.
9.00%, 3/15/2019(a)(h)	5,332	3,106
6.13%, 3/15/2020(a)(h)	4,833	2,755
L Brands, Inc. 6.75%, 7/1/2036	2,155	1,939
PetSmart, Inc.
7.13%, 3/15/2023(a)	11,186	5,378
5.88%, 6/1/2025(a)	3,205	2,212
8.88%, 6/1/2025(a)	3,663	1,749
Staples, Inc. 8.50%, 9/15/2025(a)	7,797	7,306

		24,445

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
5.88%, 6/15/2021(a)	2,270	2,330
5.45%, 6/15/2023(a)	1,779	1,871
EMC Corp. 1.88%, 6/1/2018	15,238	15,238

		19,439

Trading Companies & Distributors — 0.1%
HD Supply, Inc. 5.75%, 4/15/2024(a)	4,175	4,378
United Rentals North America, Inc.
5.88%, 9/15/2026	3,835	3,921
5.50%, 5/15/2027	2,275	2,252
4.88%, 1/15/2028	865	813

		11,364

Water Utilities — 0.1%
Core & Main LP 6.13%, 8/15/2025(a)	8,028	7,707

Wireless Telecommunication Services — 1.0%
CB T-MOBILE USA, Inc.
6.50%, 1/15/2024	1,585	—	(i)
6.38%, 3/1/2025	15,960	—	(i)
6.50%, 1/15/2026	5,180	—	(i)
4.75%, 2/1/2028	1,410	—	(i)
Intelsat Connect Finance SA (Luxembourg) 12.50%, 4/1/2022(a)	1,347	1,300
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	3,518	3,603
11.50%, 11/15/2021	14,853	17,490
Sprint Corp.
7.88%, 9/15/2023	26,265	27,565
7.63%, 2/15/2025	33,995	35,015
7.63%, 3/1/2026	1,012	1,040
Syniverse Holdings, Inc. 9.13%, 1/15/2019	233	231
T-Mobile USA, Inc.
6.50%, 1/15/2024	1,585	1,656
6.38%, 3/1/2025	15,960	16,677
6.50%, 1/15/2026	5,180	5,407

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LONG POSITIONS — continued
CORPORATE BONDS — continued
Wireless Telecommunication Services — continued
4.75%, 2/1/2028	1,410	1,318
United States Cellular Corp. 6.70%, 12/15/2033	5,820	6,038
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)	4,455	3,566

		120,906

TOTAL CORPORATE BONDS (Cost $2,619,446)		2,616,497

COLLATERALIZED MORTGAGE OBLIGATIONS — 9.4%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 4.19%, 9/25/2035(j)	5,683	5,226
Series 2005-10, Class 1A21, 3.73%, 1/25/2036(j)	1,386	1,295
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	145	146
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	863	853
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	509	510
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	964	960
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	179	157
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	1,330	1,312
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	125	125
Series 2006-J2, Class A1, 2.46%, 4/25/2036(j)	4,236	2,632
Series 2006-24CB, Class A1, 6.00%, 6/25/2036	1,558	1,370
Series 2006-24CB, Class A23, 6.00%, 6/25/2036	2,809	2,471
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	3,894	3,438
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	655	534
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	2,326	2,019
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	549	473
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	777	634
American Home Mortgage Assets Trust
Series 2006-2, Class 2A1, 2.15%, 9/25/2046(j)	1,843	1,687
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(a)(j)	12,987	13,006
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(j)	13,954	14,030
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	1,341	1,296
Series 2004-12, Class 2CB1, 6.00%, 1/25/2035	1,913	1,896
Series 2005-2, Class 2CB1, 6.00%, 3/25/2035	1,726	1,584
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	1,712	1,713
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	611	596
Series 2006-D, Class 5A2, 3.84%, 5/20/2036(j)	1,412	1,357
Series 2014-R7, Class 1A1, 2.11%, 5/26/2036(a)(j)	8,949	8,611
Series 2014-R7, Class 2A1, 2.10%, 9/26/2036(a)(j)	2,018	1,969
Series 2015-R4, Class 5A1, 2.05%, 10/25/2036(a)(j)	16,497	15,940
Banc of America Mortgage Trust
Series 2005-11, Class 2A1, 5.25%, 12/25/2020	295	295
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	4,266	4,117
Bear Stearns ARM Trust
Series 2005-12, Class 22A1, 3.45%, 2/25/2036(j)	6,794	6,760
Bear Stearns Asset-Backed Securities I Trust
Series 2004-AC5, Class A1, 5.75%, 10/25/2034(k)	3,882	3,844
Bellemeade Re Ltd. (Bermuda)
Series 2018-1A, Class M1B, 3.57%, 4/25/2028‡(a)(j)	8,600	8,610
Chase Mortgage Finance Trust
Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	1,292	1,353
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	580	552
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,664	1,408
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	750	627
Series 2007-5, Class A6, 2.31%, 5/25/2037(j)	2,259	1,660
Citicorp Mortgage Securities Trust
Series 2007-5, Class 1A9, 6.00%, 6/25/2037	2,879	2,929
Citigroup Mortgage Loan Trust
Series 2006-4, Class 1A1, 5.50%, 12/25/2035	569	573

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2014-11, Class 4A1, 2.00%, 7/25/2036(a)(j)	4,017		3,870
Series 2014-10, Class 3A1, 2.10%, 7/25/2036(a)(j)	6,327		6,122
Series 2014-12, Class 1A4, 2.02%, 8/25/2036(a)(j)	16,939		16,441
Series 2014-10, Class 1A1, 2.03%, 11/25/2036(a)(j)	4,593		4,363
Series 2014-10, Class 4A1, 2.07%, 2/25/2037(a)(j)	7,659		7,212
Series 2014-12, Class 2A4, 3.43%, 2/25/2037(a)(j)	2,409		2,380
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(j)	6,837		6,806
CitiMortgage Alternative Loan Trust
Series 2006-A1, Class 2A1, 5.25%, 3/25/2021	36		36
COLT Mortgage Loan Trust
Series 2017-2, Class A2A, 2.57%, 10/25/2047(a)(j)	5,621		5,583
Series 2018-1, Class A2, 2.98%, 2/25/2048(a)(j)	1,918		1,903
Series 2018-2, Class A2, 3.54%, 7/27/2048(a)(j)	10,750		10,750
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	269		269
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	79		77
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	1,687		1,716
CSMC
Series 2011-12R, Class 3A1, 3.36%, 7/27/2036(a)(j)	1,971		1,980
Series 2014-11R, Class 9A1, 2.04%, 10/27/2036(a)(j)	6,547		6,509
Series 2014-10R, Class 4A1, 2.07%, 12/27/2036(a)(j)	1,727		1,709
Series 2014-11R, Class 8A1, 2.24%, 4/27/2037(a)(j)	1,872		1,846
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.45%, 6/25/2047(a)(j)	5,323		5,272
Series 2018-2A, Class A2, 3.53%, 4/25/2058(a)(j)	10,573		10,573
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.60%, 2/25/2020(j)	536		537
Series 2005-1, Class 1A1, 2.46%, 2/25/2035(j)	2,084		2,018
Ellington Financial Mortgage Trust
Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(j)	3,296		3,295
FHLMC REMIC
Series 3171, Class OJ, PO, 6/15/2036	—	(i)	—	(i)
FHLMC Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2, 4.16%, 2/25/2024(j)	35,312		36,374
Series 2014-DN2, Class M2, 3.61%, 4/25/2024(j)	20,279		20,556
Series 2014-DN3, Class M3, 5.96%, 8/25/2024‡(j)	3,190		3,493
Series 2014-DN4, Class M3, 6.51%, 10/25/2024(j)	6,400		7,128
Series 2015-DNA1, Class M2, 3.81%, 10/25/2027(j)	8,429		8,598
Series 2015-DNA2, Class M2, 4.56%, 12/25/2027(j)	16,064		16,431
Series 2015-DNA3, Class M2, 4.81%, 4/25/2028(j)	11,262		11,685
Series 2016-DNA1, Class M2, 4.86%, 7/25/2028(j)	5,084		5,217
Series 2016-HQA2, Class M2, 4.21%, 11/25/2028(j)	11,979		12,273
Series 2016-DNA3, Class M2, 3.96%, 12/25/2028(j)	22,953		23,287
Series 2016-DNA4, Class M1, 2.76%, 3/25/2029(j)	5,528		5,531
Series 2016-HQA3, Class M1, 2.76%, 3/25/2029(j)	6,769		6,777
Series 2017-DNA1, Class M1, 3.16%, 7/25/2029(j)	22,026		22,218
Series 2017-HQA1, Class M1, 3.16%, 8/25/2029(j)	19,601		19,744
Series 2017-DNA2, Class M1, 3.16%, 10/25/2029(j)	48,314		48,890
Series 2017-HQA2, Class M1, 2.76%, 12/25/2029(j)	47,346		47,447
Series 2017-DNA3, Class M1, 2.71%, 3/25/2030(j)	41,971		42,094
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA7, Class A1, 5.75%, 12/25/2036	1,804		1,468
FNMA, Connecticut Avenue Securities
Series 2014-C01, Class M1, 3.56%, 1/25/2024‡(j)	5,439		5,478
Series 2014-C03, Class 1M2, 4.96%, 7/25/2024(j)	10,454		11,176
Series 2015-C03, Class 1M2, 6.96%, 7/25/2025(j)	32,503		36,972
Series 2015-C04, Class 1M2, 7.66%, 4/25/2028(j)	35,551		41,318
Series 2016-C01, Class 1M1, 3.91%, 8/25/2028(j)	2,050		2,060
Series 2016-C02, Class 1M1, 4.11%, 9/25/2028(j)	13,617		13,702
Series 2016-C03, Class 1M1, 3.96%, 10/25/2028(j)	4,971		5,036
Series 2016-C03, Class 2M1, 4.16%, 10/25/2028(j)	5,667		5,698

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2016-C05, Class 2M1, 3.31%, 1/25/2029(j)	21,186	21,281
Series 2016-C04, Class 1M1, 3.41%, 1/25/2029(j)	23,229	23,399
Series 2016-C06, Class 1M1, 3.26%, 4/25/2029(j)	34,856	35,175
Series 2017-C01, Class 1M1, 3.26%, 7/25/2029(j)	23,554	23,746
Series 2017-C02, Class 2M1, 3.11%, 9/25/2029(j)	45,130	45,405
Series 2017-C03, Class 1M1, 2.91%, 10/25/2029(j)	36,876	37,090
Series 2017-C04, Class 2M1, 2.81%, 11/25/2029(j)	37,148	37,260
Series 2017-C05, Class 1M1, 2.51%, 1/25/2030(j)	53,360	53,360
Series 2017-C06, Class 1M1, 2.71%, 2/25/2030(j)	19,752	19,787
Series 2017-C06, Class 2M1, 2.71%, 2/25/2030(j)	4,578	4,583
GSMSC Resecuritization Trust
Series 2014-1R, Class 1A, 2.07%, 4/26/2037(a)(j)	1,756	1,720
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	259	252
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	2,035	1,960
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	1,692	1,755
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.77%, 12/19/2034(j)	2,499	2,267
Series 2006-9, Class 2A1A, 2.16%, 11/19/2036(j)	6,882	5,892
HomeBanc Mortgage Trust
Series 2005-4, Class A1, 2.23%, 10/25/2035(j)	13,365	13,321
Impac CMB Trust
Series 2004-6, Class 1A2, 2.74%, 10/25/2034(j)	1,949	1,908
Series 2005-1, Class 2A1, 2.47%, 4/25/2035(j)	12,977	12,733
JP Morgan Mortgage Trust
Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	1,136	1,077
JP Morgan Seasoned Mortgage Trust
Series 2014-1, Class A2, 2.46%, 5/25/2033(a)(j)	13,304	13,337
Lehman Mortgage Trust
Series 2006-4, Class 3A1, 5.00%, 8/25/2021	478	478
LSTAR Securities Investment Ltd.
Series 2017-6, Class A, 3.66%, 9/1/2022(a)(j)	6,279	6,288
Series 2017-9, Class A, 3.53%, 12/1/2022(a)(j)	4,801	4,777
LSTAR Securities Investment Ltd. LLC (Cayman Islands)
Series 2017-8, Class A, 0.04%, 11/1/2022(a)(j)	4,195	4,198
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	984	990
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	2,736	2,318
NACC Reperforming Loan REMIC Trust
Series 2004-R1, Class A1, 6.50%, 3/25/2034(a)	1,550	1,468
Nomura Resecuritization Trust
Series 2015-2R, Class 4A1, 2.38%, 12/26/2036(a)(j)	4,227	4,102
Prime Mortgage Trust
Series 2005-2, Class 2A1, 6.31%, 10/25/2032(j)	1,846	1,889
Radnor RE Ltd. (Bermuda)
Series 2018-1, Class M1, 3.37%, 3/25/2028(a)(j)	12,906	12,924
RALI Trust
Series 2003-QS16, Class A1, 5.00%, 8/25/2018	231	231
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	170	170
Series 2005-QS3, Class 2A1, 5.00%, 3/25/2020	255	254
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	309	291
Series 2007-QS4, Class 5A2, 5.50%, 4/25/2022	110	111
RBSSP Resecuritization Trust
Series 2012-6, Class 10A2, 2.05%, 8/26/2036(a)(j)	7,873	7,616
Series 2010-10, Class 2A1, 2.03%, 9/26/2036(a)(j)	720	718
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	73	72
Series 2006-R1, Class A2, 2.36%, 1/25/2046(j)	19,618	10,065
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.16%, 6/25/2035(j)	3,305	3,159
Series 2006-S9, Class A1, 6.25%, 9/25/2036	3,357	3,250
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,726	2,536
Series 2006-SA4, Class 2A1, 4.82%, 11/25/2036(j)	1,888	1,794
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	3,875	3,626

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Series 2007-S2, Class A4, 6.00%, 2/25/2037	1,080	1,015
SG Residential Mortgage Trust
Series 2018-1, Class A2, 3.58%, 4/27/2048(a)(j)	4,004	4,006
Structured Asset Securities Corp. Trust
Series 2005-17, Class 4A5, 5.50%, 10/25/2035	889	917
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1, 3.44%, 9/25/2037(j)	2,424	2,444
Series 2002-4, Class 3A, 3.47%, 12/25/2042(j)	1,616	1,619
Towd Point Mortgage Trust
Series 2015-4, Class A1B, 2.75%, 4/25/2055(a)(j)	1,151	1,140
Verus Securitization Trust
Series 2017-1A, Class A2, 3.16%, 1/25/2047(a)(j)	1,330	1,326
Series 2017-2A, Class A2, 2.64%, 7/25/2047(a)(j)	5,265	5,216
Series 2017-SG1A, Class A2, 2.77%, 11/25/2047(a)(k)	3,209	3,182
Series 2018-1, Class A2, 3.03%, 2/25/2048(a)(j)	3,100	3,103
Series 2018-INV1, Class B1, 4.55%, 3/25/2058(a)(j)	5,320	5,296
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 2.41%, 9/25/2035(j)	1,798	1,519
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	154	147
Wells Fargo Alternative Loan Trust
Series 2005-1, Class 1A2, 5.50%, 2/25/2035	1,177	1,205
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-17, Class A1, 5.50%, 11/25/2021	233	233
Series 2007-3, Class 3A1, 5.50%, 4/25/2022	139	141
Series 2005-16, Class A8, 5.75%, 1/25/2036	460	490
Series 2006-11, Class A4, 5.00%, 9/25/2036	1,569	1,459
Series 2006-11, Class A13, 6.00%, 9/25/2036	4	4
Series 2006-11, Class A8, 6.00%, 9/25/2036	1,907	1,829
Series 2006-11, Class A9, 6.50%, 9/25/2036	1,073	1,045
Series 2007-10, Class 1A5, 6.00%, 7/25/2037	1,675	1,671
Series 2007-11, Class A85, 6.00%, 8/25/2037	769	743
Series 2007-11, Class A96, 6.00%, 8/25/2037	155	154

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,138,847)		1,153,023

ASSET-BACKED SECURITIES — 9.1%
ABFC Trust
Series 2006-OPT2, Class A2, 2.10%, 10/25/2036(j)	22,302	21,456
Accredited Mortgage Loan Trust
Series 2003-3, Class A1, 5.21%, 1/25/2034‡(k)	2,260	2,314
ACE Securities Corp. Home Equity Loan Trust
Series 2006-ASP2, Class A2D, 2.24%, 3/25/2036(j)	4,838	4,840
Series 2006-FM1, Class A2B, 2.05%, 7/25/2036(j)	29,920	11,182
Ally Auto Receivables Trust
Series 2017-5, Class A3, 1.99%, 3/15/2022	17,933	17,744
American Express Credit Account Master Trust
Series 2014-1, Class A, 2.29%, 12/15/2021(j)	8,643	8,665
Series 2017-8, Class A, 2.04%, 5/16/2022(j)	23,504	23,511
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2003-7, Class M1, 3.23%, 8/25/2033‡(j)	672	668
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7, Class M2, 4.49%, 12/15/2033‡(j)	958	959
Bear Stearns Asset-Backed Securities Trust
Series 2004-SD1, Class M2, 5.82%, 12/25/2042‡(k)	1,778	1,739
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3, 2.30%, 1/18/2022(j)	19,145	19,184
Series 2016-A1, Class A1, 2.37%, 2/15/2022(j)	15,774	15,823
Series 2014-A4, Class A4, 2.28%, 6/15/2022(j)	34,007	34,098
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 2.44%, 10/25/2035(j)	21,156	21,195
Series 2006-NC2, Class A3, 2.11%, 6/25/2036(j)	26,993	26,729
Series 2006-FRE2, Class A2, 2.08%, 10/25/2036(j)	15,109	11,019
Series 2007-RFC1, Class A2, 2.06%, 12/25/2036(j)	4,631	4,598

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2007-FRE1, Class A2, 2.16%, 2/25/2037(j)	8,590	8,531
Centex Home Equity Loan Trust
Series 2005-A, Class M2, 2.71%, 1/25/2035‡(j)	2,652	2,561
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7, 2.36%, 9/10/2020(j)	15,063	15,078
Series 2017-A1, Class A1, 2.19%, 1/19/2021(j)	9,669	9,680
Series 2017-A9, Class A9, 1.80%, 9/20/2021	26,596	26,289
Series 2017-A4, Class A4, 2.14%, 4/7/2022(j)	19,003	19,020
Continental Airlines Pass-Through Trust
Series 2003-ERJ1, 7.88%, 7/2/2018	274	275
Countrywide Asset-Backed Certificates
Series 2006-BC3, Class 2A3, 2.20%, 2/25/2037(j)	12,060	11,952
Series 2007-2, Class 2A3, 2.10%, 8/25/2037(j)	9,237	9,069
Series 2006-8, Class 2A3, 2.12%, 1/25/2046‡(j)	10,781	10,690
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB8, Class A1, 2.10%, 10/25/2036(j)	13,496	12,374
CWABS Asset-Backed Certificates Trust
Series 2006-14, Class 2A2, 2.11%, 2/25/2037‡(j)	3,661	3,646
Series 2006-18, Class 2A2, 2.12%, 3/25/2037(j)	19,997	19,762
Series 2006-11, Class 3AV2, 2.12%, 9/25/2046‡(j)	8,497	8,355
Series 2006-17, Class 2A2, 2.11%, 3/25/2047(j)	9,837	9,610
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M2, 2.78%, 3/25/2034‡(j)	591	587
Discover Card Execution Note Trust
Series 2014-A1, Class A1, 2.35%, 7/15/2021(j)	33,537	33,604
Ellington Loan Acquisition Trust
Series 2007-2, Class A2E, 3.06%, 5/25/2037‡(a)(j)	3,123	3,158
FBR Securitization Trust
Series 2005-5, Class M1, 2.65%, 11/25/2035‡(j)	9,932	9,839
Fieldstone Mortgage Investment Trust
Series 2006-2, Class 2A3, 2.23%, 7/25/2036(j)	3,964	2,347
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 2.10%, 7/25/2036‡(j)	17,037	16,849
Series 2006-FF12, Class A4, 2.10%, 9/25/2036‡(j)	2,146	2,128
Series 2006-FF14, Class A5, 2.12%, 10/25/2036‡(j)	12,268	11,975
Ford Credit Auto Owner Trust
Series 2016-A, Class A3, 1.39%, 7/15/2020	4,229	4,211
Series 2015-B, Class B, 2.04%, 10/15/2020	21,113	20,987
Series 2017-C, Class A3, 2.01%, 3/15/2022	22,893	22,613
Fremont Home Loan Trust
Series 2006-1, Class 1A1, 2.11%, 4/25/2036(j)	13,923	13,800
GSAA Home Equity Trust
Series 2007-5, Class 1AV1, 2.06%, 3/25/2047(j)	7,964	4,202
GSAMP Trust
Series 2002-HE2, Class A2, 2.99%, 10/20/2032‡(a)(j)	3,392	3,406
Series 2005-WMC1, Class M1, 2.69%, 9/25/2035(j)	4,651	4,545
Series 2006-FM1, Class A1, 2.12%, 4/25/2036(j)	14,676	11,727
Series 2006-HE3, Class A2C, 2.12%, 5/25/2046(j)	16,081	15,904
Series 2007-HE1, Class A2C, 2.11%, 3/25/2047(j)	23,014	22,516
Home Equity Asset Trust
Series 2005-9, Class 2A4, 2.30%, 4/25/2036‡(j)	3,491	3,497
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 3.08%, 11/25/2034‡(j)	972	971
Series 2006-C, Class 2A, 2.09%, 8/25/2036(j)	16,290	15,307
Series 2006-C, Class 3A3, 2.11%, 8/25/2036(j)	5,521	5,304
JP Morgan Mortgage Acquisition Trust
Series 2006-CW2, Class AV4, 2.11%, 8/25/2036(j)	2,424	2,405
Series 2007-CH3, Class A1A, 2.13%, 3/25/2037(j)	38,683	38,395
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 2.81%, 7/25/2034‡(j)	1,094	1,091
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 2.07%, 11/25/2036(j)	6,618	3,223
Series 2006-HE4, Class A3, 2.11%, 11/25/2036(j)	8,486	4,159
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-H1, Class 1A1, 2.96%, 10/25/2037‡(j)	16,471	16,660
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-SD3, Class M1, 3.01%, 6/25/2034‡(a)(j)	1,840	1,846

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2007-HE7, Class A2B, 2.96%, 7/25/2037(j)	4,343	4,295
Nationstar Home Equity Loan Trust
Series 2007-C, Class 2AV3, 2.14%, 6/25/2037‡(j)	5,527	5,491
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 5.10%, 11/25/2033‡(j)	9	9
Series 2006-2, Class A2B, 2.12%, 8/25/2036(j)	15,311	14,492
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
Series 2006-HE1, Class M1, 2.37%, 2/25/2036‡(j)	3,145	3,151
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 2.11%, 9/25/2036(j)	13,474	7,639
Series 2006-4, Class A2D, 2.21%, 9/25/2036(j)	5,098	2,904
Series 2007-1, Class A1A, 2.09%, 3/25/2037(j)	21,631	16,594
OneMain Financial Issuance Trust
Series 2016-2A, Class C, 5.67%, 3/20/2028‡(a)(k)	6,153	6,214
Series 2016-1A, Class B, 4.57%, 2/20/2029(a)	3,409	3,475
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	6,713	6,722
Series 2017-1A, Class A2, 2.72%, 9/14/2032(a)(j)	9,141	9,169
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(a)	3,761	3,705
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	33,917	33,472
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 2.81%, 11/25/2034‡(j)	851	852
Series 2005-3, Class M2, 2.69%, 8/25/2035(j)	3,396	3,394
Ownit Mortgage Loan Trust
Series 2006-1, Class AV, 2.19%, 12/25/2035(j)	10,093	10,009
People’s Choice Home Loan Securities Trust
Series 2005-4, Class 1A2, 2.48%, 12/25/2035‡(j)	3,792	3,697
Popular ABS Mortgage Pass-Through Trust
Series 2005-4, Class M1, 2.42%, 9/25/2035‡(j)	9,167	9,177
RAAC Trust
Series 2007-SP2, Class A2, 2.36%, 6/25/2047‡(j)	3,104	3,100
RASC Trust
Series 2005-KS2, Class M1, 2.60%, 3/25/2035‡(j)	2,643	2,644
Series 2005-KS8, Class M2, 2.41%, 8/25/2035‡(j)	1,162	1,163
Series 2007-KS3, Class AI3, 2.21%, 4/25/2037(j)	6,651	6,537
Renaissance Home Equity Loan Trust
Series 2004-4, Class AF4, 4.88%, 2/25/2035‡(k)	247	247
Series 2005-4, Class A3, 5.57%, 2/25/2036(k)	127	127
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031‡(k)	1,438	1,481
Series 2001-3, Class AV1, 2.50%, 9/25/2031‡(j)	3,655	3,654
Series 2005-4, Class A2D, 2.27%, 11/25/2037(j)	5,459	5,452
Series 2007-1, Class A2C, 2.11%, 1/25/2047‡(j)	9,223	9,079
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 2.10%, 9/25/2036(j)	14,441	10,436
Series 2007-NC2, Class A2B, 2.10%, 1/25/2037(j)	4,457	3,330
Soundview Home Loan Trust
Series 2005-2, Class M5, 2.95%, 7/25/2035‡(j)	4,601	4,642
Series 2005-OPT3, Class A1, 2.22%, 11/25/2035‡(j)	11,416	11,399
Series 2006-1, Class A4, 2.26%, 2/25/2036‡(j)	6,692	6,698
Series 2006-OPT1, Class 1A1, 2.14%, 3/25/2036‡(j)	25,817	25,683
Series 2006-OPT2, Class A3, 2.14%, 5/25/2036‡(j)	4,979	4,966
Series 2006-OPT4, Class 1A1, 2.11%, 6/25/2036‡(j)	21,664	21,438
Series 2006-OPT3, Class 1A1, 2.11%, 6/25/2036‡(j)	36,561	36,353
Series 2006-EQ1, Class A3, 2.12%, 10/25/2036‡(j)	11,148	11,064
Series 2007-1, Class 2A3, 2.13%, 3/25/2037‡(j)	6,918	6,876
Series 2007-OPT3, Class 2A3, 2.14%, 8/25/2037(j)	5,204	5,057
Springleaf Funding Trust
Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	7,463	7,312
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(a)	1,943	1,937
Structured Asset Investment Loan Trust
Series 2005-4, Class M3, 2.68%, 5/25/2035(j)	4,176	4,186
Series 2006-2, Class A3, 2.32%, 4/25/2036(j)	14,978	14,854
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC5, Class A4, 2.13%, 12/25/2036(j)	2,958	2,884

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2007-WF1, Class A4, 2.16%, 2/25/2037‡(j)	12,136	12,021
Terwin Mortgage Trust
Series 2006-3, Class 2A2, 2.17%, 4/25/2037(a)(j)	6,363	6,264
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054‡(a)(j)	9,351	9,367
Series 2016-4, Class A1, 2.25%, 7/25/2056‡(a)(j)	15,150	14,788
Velocity Commercial Capital Loan Trust
Series 2016-2, Class AFX, 3.00%, 10/25/2046(j)	10,619	10,573
Series 2017-1, Class M3, 5.35%, 5/25/2047(a)(j)	2,802	2,848
Series 2017-1, Class M4, 6.40%, 5/25/2047‡(a)(j)	3,231	3,415
Series 2017-1, Class M5, 7.95%, 5/25/2047‡(a)(j)	2,039	2,192
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2006-3, Class A2, 2.11%, 1/25/2037‡(j)	3,985	3,956

TOTAL ASSET-BACKED SECURITIES (Cost $1,099,250)		1,112,356

U.S. GOVERNMENT AGENCY SECURITIES — 8.6%
FHLB
DN, 1.67%, 6/13/2018(l)	560,000	559,660
DN, 1.80%, 7/5/2018(l)	490,000	489,135

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,048,855)		1,048,795

LOAN ASSIGNMENTS — 7.7%(m)
Aerospace & Defense — 0.0%(b)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.74%, 10/4/2024(d)	873	872

Auto Components — 0.1%
USI, Inc., Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.30%, 5/16/2024(d)	7,995	7,978

Automobiles — 0.1%
Chrysler Group LLC, Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.00%), 3.97%, 12/31/2018(d)	10,201	10,214

Building Products — 0.1%
Continental Building Products, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.23%, 8/18/2023(d)	6,342	6,357
Unifrax LLC, Senior Secured Term Loan (ICE LIBOR USD 3 Month + 3.50%), 5.80%, 4/4/2024(d)	4,562	4,587

		10,944

Capital Markets — 0.0%(b)
Duff & Phelps Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.55%, 2/13/2025(d)	2,480	2,477

Commercial Services & Supplies — 0.1%
Camelot Finance LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.23%, 10/3/2023(d)	4,845	4,848
Garda World Security, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 3 Month + 3.50%), 5.51%, 5/24/2024(d)	1,314	1,321
Prime Security Services Borrower LLC, Term B-1 Loan (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 5/2/2022(d)	1,414	1,408

		7,577

Communications Equipment — 0.1%
Aspect Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 10.50%), 12.56%, 5/25/2020(d)	1	1
Avaya, Inc. 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 6.68%, 12/15/2024(d)	5,766	5,796
Riverbed Technology, Inc.,1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.24%, 4/24/2022(d)	3,660	3,628

		9,425

Consumer Finance — 0.1%
Flying Fortress Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.05%, 10/30/2022(d)	11,801	11,877

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Containers & Packaging — 0.3%
Berry Plastics Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 3.93%, 1/19/2024(d)	2,542	2,546
Bway Holding Co., 1st Lien Term Loan
(ICE LIBOR USD 2 Month + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.59%, 4/3/2024(d)	11,960	11,979
Consolidated Container, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.65%, 5/22/2024(d)	4,667	4,685
Crown Americas, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.00%), 4.31%, 4/3/2025(d)(n)	3,020	3,036
Reynolds Group Holdings, Inc., Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/5/2023(d)	10,952	10,970
Viskase Corp., Inc., Initial Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.55%, 1/30/2021(d)	2,912	2,832

		36,048

Diversified Consumer Services — 0.1%
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 11/14/2022(d)	14,830	14,902

Diversified Financial Services — 0.0%(b)
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 8.93%, 3/14/2025(d)	900	896

Diversified Telecommunication Services — 0.5%
Centurylink, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.73%, 1/31/2025(d)	19,341	19,089
Cincinnati Bell, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.57%, 10/2/2024(d)	15,723	15,790
Consolidated Communications, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.99%, 10/5/2023(d)	1,996	1,984
Hargray Communications Group, Inc., Senior Secured Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 5/16/2024(d)	1,210	1,213
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg)
(ICE LIBOR USD 1 Month + 3.75%), 5.72%, 11/27/2023(d)	5,900	5,918
Level 3 Financing, Inc., Tranche B Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.21%, 2/22/2024(d)	9,825	9,830
Securus Technologies Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.50%), 6.40%, 11/1/2024(d)	3,296	3,306
Zayo Group LLC, Term B-2 Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.23%, 1/19/2024(d)	5,700	5,729

		62,859

Electric Utilities — 0.1%
Lightstone Holdco LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(d)	6,175	6,194
Lightstone Holdco LLC, 1st Lien Term Loan C
(ICE LIBOR USD 1 Month + 3.75%), 5.73%, 1/30/2024(d)	395	397
Vistra Operations Co. LLC, Term Loan
(ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(d)	4,620	4,614
Vistra Operations Co. LLC, Term Loan C
(ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(d)	821	820

		12,025

Energy Equipment & Services — 0.1%
Keane Group Holdings LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 4.00%), 5.00%, 5/17/2025(d)(n)	1,970	1,968
Vistra Operations Co. LLC, Term Loan B-2
(ICE LIBOR USD 1 Month + 2.25%), 4.20%, 12/14/2023(d)	11,732	11,753

		13,721

Equity Real Estate Investment Trusts (REITs) — 0.1%
GGP, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.25%), 2.25%, 5/7/2025(d)(n)	10,185	10,045

Food & Staples Retailing — 0.3%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.29%, 12/21/2022(d)	9,697	9,592
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(d)	2,865	2,830

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Food & Staples Retailing — continued
Albertson’s LLC, 1st Lien Term Loan B-4
(ICE LIBOR USD 1 Month + 2.75%), 4.73%, 8/25/2021(d)	3,771	3,729
BJ’s Wholesale Club, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 7.50%), 9.43%, 2/3/2025(d)	1,951	1,968
Moran Foods LLC, Term Loan B
(ICE LIBOR USD 1 Month + 6.00%), 7.98%, 12/5/2023(d)	14,813	11,912
SUPERVALU, Inc., Delayed Draw Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(d)	3,244	3,245
SUPERVALU, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/8/2024(d)	5,406	5,408

		38,684

Food Products — 0.4%
Dole Food Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; US Prime Rate + 2.00%), 4.71%, 4/6/2024(d)	19,485	19,488
Hearthside Group Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 4.96%, 5/23/2025(d)	2,365	2,354
JBS USA LLC, Term Loan B
(ICE LIBOR USD 3 Month + 2.50%), 4.68%, 10/30/2022(d)	16,039	15,988
Mastronardi Produce Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.16%, 5/1/2025(d)	651	654
Pinnacle Foods Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 1.75%), 3.66%, 2/2/2024(d)	15,623	15,693

		54,177

Health Care Equipment & Supplies — 0.1%
Mallinckrodt International Finance, Term Loan B
(ICE LIBOR USD 3 Month + 3.00%), 5.52%, 2/24/2025(d)	2,592	2,524
Ortho-Clinical Diagnostics, Inc., Initial Term Loan
(ICE LIBOR USD 1 Month + 3.75%), 5.73%, 6/30/2021(d)	6,798	6,800

		9,324

Health Care Providers & Services — 0.5%
21st Century Oncology, Inc., 1st Lien Revolver Term Loan
(ICE LIBOR USD 3 Month + 6.13%), 7.33%, 1/14/2022‡(d)	678	677
Air Medical Group Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.18%, 3/14/2025(d)(n)	10,704	10,726
CHG Healthcare Services, 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 6/7/2023(d)	9,380	9,441
Community Health Systems, Inc., Incremental 2021 Term H Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.56%, 1/27/2021(d)	7,931	7,717
Medical Developers LLC, Term Loan
(ICE LIBOR USD 3 Month + 8.00%), 8.00%, 10/15/2021‡(d)	955	955
MultiPlan, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 5.05%, 6/7/2023(d)	4,059	4,065
National Mentor Holdings, Inc., Tranche B Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.30%, 1/31/2021(d)	19,057	19,105
Tennessee Merger Sub, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/6/2024(d)	7,796	7,517

		60,203

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC, 1st Lien Term Loan B (Canada)
(ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 4.23%, 2/16/2024(d)	29,699	29,670
24 Hour Fitness Worldwide, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 5/26/2025(d)(n)	2,223	2,220
Club Corp Holdings, Inc., Term Loan B
(ICE LIBOR USD 2 Month + 2.75%), 4.89%, 9/18/2024(d)(n)	7,279	7,259
Golden Nugget, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.75%), 4.71%, 10/4/2023(d)	1,755	1,764

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Finance LLC, Series B-2 Term Loan
(ICE LIBOR USD 1 Month + 1.75%), 3.71%, 10/25/2023(d)	2,815	2,828

		43,741

Household Durables — 0.0%(b)
American Greetings Corp., Term Loan B
(ICE LIBOR USD 1 Month + 4.50%), 6.48%, 4/6/2024(d)	1,049	1,057

Household Products — 0.0%(b)
Clover Merger Sub, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.48%, 9/26/2024(d)	7,246	6,405

Independent Power and Renewable Electricity Producers — 0.2%
ExGen Renewables I LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.31%, 11/28/2024(d)	3,632	3,645
NRG Energy, Inc., Term Loan
(ICE LIBOR USD 3 Month + 1.75%), 4.05%, 6/30/2023(d)	1,811	1,809
Talen Energy Supply, Term Loan B-1
(ICE LIBOR USD 1 Month + 4.00%), 5.98%, 7/15/2023(d)	1,733	1,736
Talen Energy Supply, Term Loan B-2
(ICE LIBOR USD 1 Month + 4.00%), 5.98%, 4/15/2024(d)	12,986	13,008

		20,198

Insurance — 0.1%
Alliant Holdings I, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5/9/2025(d)	4,863	4,856
Hub International Ltd., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 2.75%), 5.36%, 4/25/2025(d)	2,616	2,611

		7,467

Internet Software & Services — 0.2%
Evergreen Skills Lux SARL, 1st Lien Initial Term Loan
(ICE LIBOR USD 1 Month + 4.75%), 6.65%, 4/28/2021(d)	6,448	6,028
Go Daddy Operating Co. LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.23%, 2/15/2024(d)	8,427	8,451
GTT Communications, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.25%), 3.25%, 5/31/2025(d)(n)	3,668	3,621
Impala Private Holdings II LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 5.99%, 11/14/2024(d)	1,885	1,886
Rackspace Hosting, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.36%, 11/3/2023(d)	5,060	5,020

		25,006

IT Services — 0.3%
Ensono LP, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 5.00%), 5.00%, 4/30/2025(d)(n)	941	940
Exela Technologies, Inc., Term Loan B
(ICE LIBOR USD 3 Month + 7.50%), 9.57%, 7/12/2023(d)	6,182	6,218
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 7/8/2022(d)	2,943	2,942
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 4/26/2024(d)	11,117	11,109
Optiv Security, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.25%, 2/1/2024(d)	4,689	4,571
Optiv Security, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 7.25%), 9.25%, 1/31/2025(d)	5,350	5,136

		30,916

Leisure Products — 0.2%
Delta 2 SARL, 1st Lien Term loan B
(ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/1/2024(d)	3,515	3,491
FGI Operating Co. LLC, Term B Loan 1
(ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019‡(d)(n)	3,132	3,132
FGI Operating Co. LLC, Term Loan B
(ICE LIBOR USD 1 Month + 0.00%), 8.00%, 4/19/2019(d)	10,206	2,334
Steinway Musical Instruments, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 5.65%, 2/14/2025(d)	10,270	10,321

		19,278

Machinery — 0.2%
Accudyne Industries LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.23%, 8/18/2024(d)	6,561	6,576

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Machinery — continued
Rexnord LLC/RBS Global Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.21%, 8/21/2024(d)	4,124	4,139
Titan Acquisition Ltd., 1st Lien Term Loan
(ICE LIBOR USD 2 Month + 3.00%), 5.06%, 3/28/2025(d)	10,170	10,092
Zodiac Pool Solutions LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 6.30%, 12/20/2023(d)	1,291	1,289

		22,096

Media — 0.9%
Acosta, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.23%, 9/26/2021(d)	4,268	3,378
AMC Entertainment, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.17%, 12/15/2022(d)	2,873	2,878
Cineworld Finance US Inc., 1st Lien Term Loan B (United Kingdom)
(ICE LIBOR USD 1 Month + 2.50%), 4.48%, 2/28/2025(d)	7,586	7,553
Hoya Midco LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 3.50%), 5.48%, 6/30/2024(d)	6,044	6,052
iHeartCommunications, Inc., Term Loan D
(ICE LIBOR USD 3 Month + 6.75%), 9.05%, 1/30/2019(d)	15,935	12,507
iHeartCommunications, Inc., Tranche E Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 9.80%, 7/30/2019(d)	7,542	5,900
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 1/31/2025(d)	5,400	5,417
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.24%, 1/3/2024(d)	4,014	4,012
Tribune Media Co., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 1/26/2024(d)	2,242	2,239
Tribune Media Co., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2020(d)	2,804	2,804
Unitymedia Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.00%), 5/24/2023(d)(n)	2,625	2,622
Univision Communications, Inc., 1st Lien Term Loan C-5
(ICE LIBOR USD 1 Month + 2.75%), 4.73%, 3/15/2024(d)	36,868	35,531
Vertis, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 12.00%, 3/21/2018‡(d)(h)	13,735	—	(i)
WMG Acquisition Corp., 1st Lien Term Loan E
(ICE LIBOR USD 1 Month + 2.25%), 4.23%, 11/1/2023(d)	4,957	4,951
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.24%, 8/18/2023(d)	6,674	6,696
Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan
(ICE LIBOR USD 1 Month + 7.50%), 9.48%, 8/18/2024(d)	4,769	4,811

		107,351

Multiline Retail — 0.1%
JC Penney Corp., Inc., Term Loan B
(ICE LIBOR USD 3 Month + 4.25%), 6.57%, 6/23/2023(d)(n)	670	630
Neiman Marcus Group, Inc., Other Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.17%, 10/25/2020(d)	14,869	13,153

		13,783

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp., 1st Lien Second Out Term Loan
(ICE LIBOR USD 1 Month + 10.38%), 12.34%, 12/31/2021(d)	6,630	7,430
California Resources Corp., Senior Secured First Out
(ICE LIBOR USD 1 Month + 4.75%), 6.70%, 12/31/2022(d)	4,139	4,231
Chesapeake Energy Corp., 1st Lien Last Out
(ICE LIBOR USD 1 Month + 7.50%), 9.47%, 8/23/2021(d)(n)	16,214	17,021
Gulf Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 5.25%), 7.56%, 8/25/2023(d)(n)	14,917	12,779
MEG Energy Corp., 1st Lien Term B Loan (Canada)
(ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023(d)	2,762	2,769
Ultra Resources, Inc., Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 4.93%, 4/12/2024(d)	23,133	21,113

		65,343

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Personal Products — 0.0%(b)
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.48%, 9/7/2023(d)	2,441	1,894

Pharmaceuticals — 0.2%
Grifols Worldwide Operations Ltd., Term Loan B (1 Week LIBOR + 2.25%), 4.00%, 1/31/2025(d)	12,761	12,796
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan (Canada)
(ICE LIBOR USD 1 Month + 3.50%), 5.42%, 4/1/2022(d)	6,213	6,220

		19,016

Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Term B Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.23%, 4/18/2024(d)(n)	7,931	7,930

Road & Rail — 0.0%(b)
URS Merger Sub Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 5.25%), 7.23%, 9/1/2024(d)	1,328	1,344

Semiconductors & Semiconductor Equipment — 0.0%(b)
ON Semiconductor Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 3.98%, 3/31/2023(d)	2,566	2,568
Versum Materials, Inc., Senior Secured Term Loan B
(ICE LIBOR USD 3 Month + 2.00%), 4.30%, 9/29/2023(d)	2,889	2,900

		5,468

Software — 0.4%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 7/12/2024(d)(n)	3,153	3,157
Barracuda Networks, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 5.17%, 2/12/2025(d)	1,628	1,636
Barracuda Networks, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.25%), 9.17%, 2/12/2026(d)	355	360
Greeneden US Holdings II LLC, 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 5.80%, 12/1/2023(d)	3,068	3,085
Infor US, Inc., Tranche B-6 Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 4.73%, 2/1/2022(d)	5,227	5,224
Landesk Software Group, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.25%), 6.24%, 1/20/2024(d)	8,776	8,640
Landesk Software Group, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 9.00%), 10.99%, 1/20/2025(d)	2,820	2,670
Misys, Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 5.81%, 6/13/2024(d)	14,477	14,238
Qlik Technologies, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.50%), 5.99%, 4/26/2024(d)	9,310	9,275
SolarWinds Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 2/5/2024(d)	2,594	2,603
Sonicwall, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 3.50%, 5/17/2025(d)(n)	1,065	1,067
Sonicwall, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 7.50%), 7.50%, 5/17/2026(d)(n)	700	693

		52,648

Specialty Retail — 0.5%
Culligan Holding, Inc., 1st Lien Term Loan B-1
(ICE LIBOR USD 1 Month + 3.25%), 5.23%, 12/13/2023(d)	504	504
Hillman Group, Inc. (The), Initial Term Loan
(ICE LIBOR USD 3 Month + 3.50%), 5.80%, 6/30/2021(d)	1,157	1,158
J Crew Group, Inc., Initial Loan
(ICE LIBOR USD 1 Month + 3.22%; ICE LIBOR USD 3 Month + 3.22%), 5.39%, 3/5/2021(d)	11,086	9,318
Michaels Stores, 1st Lien Term Loan B
(ICE LIBOR USD 1 Week + 2.50%; ICE LIBOR USD 1 Month + 2.50%), 1/30/2023(d)	4,829	4,820

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — continued
Specialty Retail — continued
Party City Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 4.94%, 8/19/2022(d)		2,992	3,004
Petco Animal Supplies, Inc., 1st Lien Term Loan B-1
(ICE LIBOR USD 3 Month + 3.25%), 5.61%, 1/26/2023(d)		11,869	8,318
PetSmart, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.92%, 3/11/2022(d)		12,586	9,809
Staples, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 6.36%, 9/12/2024(d)		29,193	28,536

			65,467

Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 3.99%, 9/7/2023(d)		4,522	4,516
Quest Software US Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.25%), 6.58%, 5/17/2025(d)		5,270	5,275
Quest Software US Holdings, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 3 Month + 8.25%), 10.58%, 5/17/2026(d)		1,104	1,101
Radiate Holdco LLC, Term Loan
(ICE LIBOR USD 1 Month + 3.00%), 4.98%, 2/1/2024(d)		3,574	3,519

			14,411

Trading Companies & Distributors — 0.0%(b)
HD Supply, Inc., 1st Lien Term Loan B-4
(ICE LIBOR USD 3 Month + 2.50%), 4.80%, 10/17/2023(d)		4,298	4,320

Wireless Telecommunication Services — 0.2%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 6.00%), 7.92%, 5/1/2023(d)		13,482	13,359
Syniverse Holdings, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 5.00%), 6.93%, 3/9/2023(d)		10,783	10,793
Syniverse Holdings, Inc., 2nd Lien Term Loan
(ICE LIBOR USD 1 Month + 9.00%), 10.93%, 3/11/2024(d)		1,520	1,510

			25,662

TOTAL LOAN ASSIGNMENTS (Cost $973,330)			935,049

CONVERTIBLE BONDS — 1.9%
Airlines — 0.0%(b)
ANA Holdings, Inc. (Japan) Zero Coupon, 9/19/2024(g)	JPY	430,000	4,131

Auto Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France) Zero Coupon, 11/10/2023(g)		2,800	2,418
NHK Spring Co. Ltd. (Japan) Zero Coupon, 9/20/2019(g)		2,400	2,466

			4,884

Banks — 0.0%(b)
Mebuki Financial Group, Inc. (Japan) Zero Coupon, 4/24/2019(g)		2,700	2,633

Biotechnology — 0.0%(b)
Exact Sciences Corp. 1.00%, 1/15/2025		2,735	2,897

Building Products — 0.0%(b)
LIXIL Group Corp. (Japan) Zero Coupon, 3/4/2022(g)	JPY	190,000	1,766

Capital Markets — 0.2%
Aabar Investments PJSC (United Arab Emirates) 0.50%, 3/27/2020(g)	EUR	4,400	4,720
Ares Capital Corp. 3.75%, 2/1/2022		4,889	4,971
Bagan Capital Ltd. (Hong Kong) Zero Coupon, 9/23/2021(g)		3,889	3,713
BlackRock Capital Investment Corp. 5.00%, 6/15/2022		2,653	2,704
Cahaya Capital Ltd. (Malaysia) Zero Coupon, 9/18/2021(g)		3,554	3,501
Haitong International Securities Group Ltd. (Hong Kong) Zero Coupon, 10/25/2021(g)	HKD	38,000	4,867
Orpar SA (France) Zero Coupon, 6/20/2024(g)	EUR	1,100	1,361
TCP Capital Corp. 4.63%, 3/1/2022		1,800	1,805

			27,642

Chemicals — 0.2%
BASF SE (Germany) 0.93%, 3/9/2023(g)		2,750	2,608
Brenntag Finance BV (Germany) 1.88%, 12/2/2022(g)		5,000	4,905
Kansai Paint Co. Ltd. (Japan) Zero Coupon, 6/17/2022(g)	JPY	510,000	4,823

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CONVERTIBLE BONDS — continued
Chemicals — continued
Mitsubishi Chemical Holdings Corp. (Japan)
Zero Coupon, 3/30/2022(g)	JPY	500,000	4,832

			17,168

Communications Equipment — 0.1%
Finisar Corp. 0.50%, 12/15/2033		3,821	3,802
0.50%, 12/15/2036		4,189	3,789
Viavi Solutions, Inc.
1.00%, 3/1/2024		2,482	2,441
0.63%, 8/15/2033		3,532	3,529

			13,561

Construction & Engineering — 0.0%(b)
Shimizu Corp. (Japan) Zero Coupon, 10/16/2020(g)	JPY	190,000	1,843

Diversified Financial Services — 0.0%(b)
Wendel SA (France) Zero Coupon, 7/31/2019(g)	EUR	3,381	2,060

Diversified Telecommunication Services — 0.0%(b)
Inmarsat plc (United Kingdom) 3.88%, 9/9/2023(g)		1,200	1,247
Orange SA (France) 0.38%, 6/27/2021(g)	GBP	900	1,144
Telecom Italia SpA (Italy) 1.13%, 3/26/2022(g)	EUR	1,000	1,110

			3,501

Energy Equipment & Services — 0.1%
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		6,357	5,711
Nabors Industries, Inc. 0.75%, 1/15/2024		3,105	2,446

			8,157

Equity Real Estate Investment Trusts (REITs) — 0.2%
British Land White 2015 Ltd. (United Kingdom) Zero Coupon, 6/9/2020(g)	GBP	2,000	2,556
Colony NorthStar, Inc. 3.88%, 1/15/2021		2,655	2,529
Extra Space Storage LP 3.13%, 10/1/2035(a)		281	319
Intu Jersey 2 Ltd. (United Kingdom) 2.88%, 11/1/2022(g)	GBP	4,600	5,717
Spirit Realty Capital, Inc.
2.88%, 5/15/2019		1,828	1,819
3.75%, 5/15/2021		4,923	4,965
VEREIT, Inc. 3.75%, 12/15/2020		6,196	6,257

			24,162

Food & Staples Retailing — 0.0%(b)
Carrefour SA (France) Zero Coupon, 6/14/2023(g)		2,000	1,691

Health Care Equipment & Supplies — 0.0%(b)
Wright Medical Group, Inc. 2.00%, 2/15/2020		2,018	2,154

Household Durables — 0.0%(b)
Harvest International Co. (China) Zero Coupon, 11/21/2022(g)	HKD	16,000	2,181

Independent Power and Renewable Electricity Producers — 0.0%(b)
NRG Yield, Inc. 3.25%, 6/1/2020(a)		2,765	2,746

Internet & Direct Marketing Retail — 0.1%
Ctrip.com International Ltd. (China) 1.25%, 9/15/2022		3,987	4,061
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(a)		1,235	1,209

			5,270

Internet Software & Services — 0.1%
Pandora Media, Inc. 1.75%, 12/1/2020		4,123	3,882
Twitter, Inc. 1.00%, 9/15/2021		6,727	6,336
Yandex NV (Russia) 1.13%, 12/15/2018		1,260	1,231

			11,449

Machinery — 0.0%(b)
CRRC Corp. Ltd. (China) Zero Coupon, 2/5/2021(g)		1,500	1,511

Marine — 0.0%(b)
Remgro Jersey GBP Ltd. (South Africa) 2.63%, 3/22/2021(g)	GBP	900	1,153

Media — 0.0%(b)
DISH Network Corp. 2.38%, 3/15/2024		5,834	4,876

			4,876

Metals & Mining — 0.0%(b)
Bekaert SA (Belgium) Zero Coupon, 6/9/2021(g)	EUR	1,400	1,579

Mortgage Real Estate Investment Trusts (REITs) — 0.0%(b)
Starwood Property Trust, Inc.
REIT, 4.38%, 4/1/2023		2,683	2,693

Multi-Utilities — 0.0%(b)
National Grid North America, Inc. 0.90%, 11/2/2020(g)	GBP	1,900	2,463

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp. 5.50%, 9/15/2026		9,060	8,743
Eni SpA (Italy) Zero Coupon, 4/13/2022(g)	EUR	1,400	1,701
Snam SpA (Italy) Zero Coupon, 3/20/2022(g)	EUR	1,000	1,128
TOTAL SA (France) 0.50%, 12/2/2022(g)		2,600	2,792

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount ($000)	Value ($000)
CONVERTIBLE BONDS — continued
Oil, Gas & Consumable Fuels — continued
Whiting Petroleum Corp. 1.25%, 4/1/2020		3,126	2,955

			17,319

Pharmaceuticals — 0.1%
Jazz Investments I Ltd. 1.88%, 8/15/2021		2,950	3,171
Medicines Co. (The) 2.75%, 7/15/2023		2,627	2,545

			5,716

Real Estate Management & Development — 0.2%
CapitaLand Ltd. (Singapore) 2.80%, 6/8/2025(g)	SGD	8,250	5,977
China Overseas Finance Investment Cayman V Ltd. (Hong Kong) Zero Coupon, 1/5/2023(g)		4,800	5,042
Deutsche Wohnen SE (Germany) 0.60%, 1/5/2026(g)	EUR	3,300	3,991
Grand City Properties SA (Germany) 0.25%, 3/2/2022(g)	EUR	1,000	1,187
Smart Insight International Ltd. (China) Zero Coupon, 1/27/2019(g)	HKD	30,000	3,787

			19,984

Semiconductors & Semiconductor Equipment — 0.0%(b)
Veeco Instruments, Inc. 2.70%, 1/15/2023		5,444	4,868

Software — 0.1%
FireEye, Inc.
Series B, 1.63%, 6/1/2035		3,925	3,604
Nuance Communications, Inc. 1.00%, 12/15/2035		3,962	3,557

			7,161

Specialty Retail — 0.0%(b)
Nebraska Book Holdings, Inc. 2.02%, 4/1/2026‡(a)(h)		1,898	— (i)

Technology Hardware, Storage & Peripherals — 0.1%
Electronics For Imaging, Inc. 0.75%, 9/1/2019		3,908	3,857
Western Digital Corp. 1.50%, 2/1/2024(a)		1,831	1,895

			5,752

Transportation Infrastructure — 0.1%
DP World Ltd. (United Arab Emirates) 1.75%, 6/19/2024(g)		3,800	3,958
Macquarie Infrastructure Corp. 2.00%, 10/1/2023		5,622	5,003
Shanghai Port Group BVI Holding Co. Ltd. (China) Zero Coupon, 8/9/2022(g)		4,845	5,211
Zhejiang Expressway Co. Ltd. (China) Zero Coupon, 4/21/2022(g)	EUR	1,100	1,233

			15,405

Wireless Telecommunication Services — 0.0%(b)
Telenor East Holding II A/S (Norway) 0.25%, 9/20/2019(g)		4,400	4,234

TOTAL CONVERTIBLE BONDS (Cost $240,281)			234,610

PRIVATE PLACEMENTS — 1.2%
Commercial Loans — 0.9%
Doubletree Orlando
(ICE LIBOR USD 1 Month + 8.00%), 1.44%, 5/31/2019‡(d)		62,000	62,000
Sheraton Needham Hotel
(ICE LIBOR USD 1 Month + 5.00%), 6.21%, 7/1/2020‡(d)		41,500	40,612

			102,612

Residential Loans — 0.3%
8995 Collins Funding LLC
(ICE LIBOR USD 1 Month + 7.50%), 8.71%, 8/4/2018‡(d)		40,600	40,600

TOTAL PRIVATE PLACEMENTS (Cost $144,100)			143,212

		Shares (000)
CLOSED END FUNDS — 1.0%
Advent Claymore Convertible Securities and Income Fund II		449	2,549
BlackRock Corporate High Yield Fund, Inc.		3,208	33,680
BlackRock Debt Strategies Fund, Inc.		1,108	12,487
Blackstone/GSO Strategic Credit Fund		1,212	19,163
Eaton Vance Floating-Rate Income Trust		557	8,278
Eaton Vance Senior Income Trust		706	4,652
Invesco Dynamic Credit Opportunities Fund		777	9,119
Invesco Senior Income Trust		439	1,925
Nuveen Credit Strategies Income Fund		1,670	13,511
Nuveen Floating Rate Income Opportunity Fund		499	5,297
Prudential Global Short Duration High Yield Fund, Inc.		779	10,721
Voya Prime Rate Trust		452	2,313

TOTAL CLOSED END FUNDS (Cost $113,252)			123,695

COMMON STOCKS — 0.6%
Aerospace & Defense — 0.0%(b)
Remington Outdoor Co., Inc.*‡		107	881

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value ($000)
COMMON STOCKS — continued
Capital Markets — 0.0%(b)
Goodman Private*‡	213	—	(i)
UCI Holdings LLC (New Zealand)*‡	273	4,948

		4,948

Chemicals — 0.1%
Reichhold , Inc.*‡	9	9,111

Commercial Services & Supplies — 0.0%(b)
Quad/Graphics, Inc.	1	11
Remington LLC*‡	10,415	—	(i)

		11

Communications Equipment — 0.0%(b)
Aspect Software, Class CR2*‡	111	347
Aspect Software, Inc., Class CR1*‡	275	856

		1,203

Energy Equipment & Services — 0.0%(b)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	204	306

Equity Real Estate Investment Trusts (REITs) — 0.2%
VICI Properties, Inc.*‡	326	6,323
VICI Properties, Inc.	1,167	22,604

		28,927

Health Care Providers & Services — 0.0%(b)
21st Century Oncology, Inc.*‡	13	516

Hotels, Restaurants & Leisure — 0.0%(b)
Caesars Entertainment Corp.*	249	3,030

Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.*	281	6,899

Mortgage Real Estate Investment Trusts (REITs) — 0.0%(b)
Sutherland Asset Management Corp.	56	869

Oil, Gas & Consumable Fuels — 0.1%
Halcon Resources Corp.*	489	2,367
Nine Point Energy Holdings*‡	87	987
Penn Virginia Corp.*	104	7,138
Sabine Oil & Gas Holdings, Inc.*	2	85
Ultra Petroleum Corp.*	95	170

		10,747

Software — 0.1%
Avaya Holdings Corp.*	294	6,492
Digital Turbine, Inc.*‡	1	— (i)

		6,492

Specialty Retail — 0.0%(b)
Nebraska Book Holdings, Inc.*‡	93	3

Wireless Telecommunication Services — 0.0%(b)
NII Holdings, Inc.*	777	1,778

TOTAL COMMON STOCKS (Cost $70,319)		75,721

PREFERRED STOCKS — 0.3%
Aerospace & Defense — 0.1%
Rolls-Royce Holdings plc
(United Kingdom)*‡	20	5,503

Automobiles — 0.0%(b)
General Motors Co.
7.25%, 4/15/2041‡	170	— (i)
7.38%, 5/15/2048‡	581	— (i)
0.68%, 6/1/2049‡	175	— (i)
7.38%, 10/1/2051‡	51	— (i)
7.25%, 2/15/2052‡	687	— (i)
Motors Liquidation Co. 7.25%, 7/15/2041‡	505	— (i)

		— (i)

Banks — 0.0%(b)
GMAC Capital Trust I
Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.13%, 2/15/2040 ($25 par value)(d)	156	4,063

Capital Markets — 0.0%(b)
Goodman Private Preferred Shares *‡	253	843

Insurance — 0.2%
XLIT Ltd.
(Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 5.47%, 4/5/2018 ($1,000 par value)(d)(o)	27	27,582

Oil, Gas & Consumable Fuels — 0.0%(b)
Nine Point Energy Holdings, Inc. *‡	2	1,583

TOTAL PREFERRED STOCKS (Cost $30,405)		39,574

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M6, 8.25%, 9/25/2044‡(a)(j)	774	856
Series 2015-1, Class M3, 7.05%, 6/25/2045(a)(j)	7,372	8,023
Series 2015-1, Class M4, 7.40%, 6/25/2045(a)(j)	387	426
Series 2015-1, Class M5, 7.54%, 6/25/2045‡(a)(j)	2,924	3,215
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(j)	5,668	5,897
Series 2016-1, Class M5, 7.78%, 4/25/2046(a)(j)	2,718	2,934

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — continued
Series 2016-2, Class M3, 5.50%, 10/25/2046(j)	1,360	1,391
Series 2016-2, Class M4, 7.23%, 10/25/2046‡(j)	1,774	1,849
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(j)	4,674	4,580
Series 2018-1, Class M3, 4.41%, 4/25/2048‡(a)	1,531	1,528
Series 2018-1, Class M4, 5.01%, 4/25/2048‡(a)	957	955
Series 2018-1, Class M5, 6.26%, 4/25/2048‡(a)	459	459

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $31,547)		32,113

FOREIGN GOVERNMENT SECURITIES — 0.1%
Export-Import Bank of Korea (South Korea)
(ICE LIBOR USD 3 Month + 0.58%), 1.00%, 6/1/2021(d)(Cost $15,470)	15,470	15,470

CONVERTIBLE PREFERRED STOCKS — 0.1%
Automobiles — 0.0%(b)
General Motors Co.
5.25%, 3/6/2032*‡	1,533	—	(i)
6.25%, 7/15/2033*‡	1,545	—	(i)

		—	(i)

Banks — 0.1%
Bank of America Corp.
Series L, 7.25%	4	4,940
Wells Fargo & Co.
Series L, 7.50%	4	4,937

		9,877

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,054)		9,877

OPTIONS PURCHASED — 0.0%(b)
CALL OPTIONS PURCHASED — 0.0%(b)
Foreign Exchange Currency Options — 0.0%(b)
Foreign Exchange KRW/USD 10/23/2018 at USD 1,170.50, Vanilla, Americal Style Notional Amount: USD 75,876 Counterparty: Goldman Sachs International*	75,876	306

TOTAL CALL OPTIONS PURCHASED		306

	No. of Contracts
PUT OPTIONS PURCHASED — 0.0%(b)
Future Interest Rate Options — 0.0%(b)
Mid-Curve 2-Year Eurodollar 6/15/2018 at USD 96.75, American Style Notional Amount: USD 1,130,250 Exchange Traded*	4,521	28
6/15/2018 at USD 97.00, American Style Notional Amount: USD 1,130,000Exchange Traded*	4,520	226
U.S. Treasury 5 Year Note 7/27/2018 at USD 113.00, American Style Notional Amount: USD 458,000Exchange Traded*	4,580	752

TOTAL PUT OPTIONS PURCHASED		1,006

TOTAL OPTIONS PURCHASED (Cost $3,157)		1,312

	No. of Rights
RIGHTS — 0.0%(b)
Independent Power and Renewable Electricity Producers — 0.0%(b)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $ — )	1,110	594

	No. of Warrants
WARRANTS — 0.0%(b)
Aerospace & Defense — 0.0%(b)
Remington Outdoor Co., Inc. expiring 5/15/2022, price 1.00*‡	108	—	(i)

Oil, Gas & Consumable Fuels — 0.0%(b)
Sabine Oil & Gas Holdings, Inc. expiring 4/13/2026, price 1.00*	5	35

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Warrants	Value ($000)
WARRANTS — continued
Oil, Gas & Consumable Fuels — continued
expiring 4/13/2026*	1	5

		40

Road & Rail — 0.0%(b)
Jack Cooper Enterprises, Inc. expiring 4/26/2027, price 1.00*‡	18	—	(i)
expiring 10/29/2027, price 1.00*‡	18	—	(i)

		—	(i)

Specialty Retail — 0.0%(b)
Nebraska Book Co., Inc. expiring 6/29/2019, price 1.00*‡	142	—	(i)
Nebraska Book Holdings, Inc. expiring 6/29/2019, price 1.00*‡	66	—	(i)

		—	(i)

TOTAL WARRANTS (Cost $37)		40

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 38.7%
CERTIFICATES OF DEPOSIT — 9.2%
BNP Paribas SA (France)
(ICE LIBOR USD 1 Month + 0.20%), 2.16%, 7/23/2018(d)	75,000	75,028
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.14%), 2.09%, 6/20/2018(d)	50,000	50,008
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.31%), 2.28%, 10/26/2018(d)	98,100	98,148
(ICE LIBOR USD 1 Month + 0.29%), 2.27%, 3/1/2019(d)	50,000	49,994
Mitsubishi UFJ Trust & Banking Corp. (Japan)
(ICE LIBOR USD 1 Month + 0.27%), 2.24%, 8/24/2018(d)	50,000	50,010
Oversea-Chinese Banking Corp. Ltd. (Singapore) 2.15%, 7/11/2018	150,000	150,021
Societe Generale SA (France)
(ICE LIBOR USD 1 Month + 0.20%), 2.16%, 7/25/2018(d)	150,000	150,056
Svenska Handelsbanken AB (Sweden)
(ICE LIBOR USD 1 Month + 0.14%), 2.05%, 7/3/2018(d)	100,000	100,025
(ICE LIBOR USD 1 Month + 0.26%), 2.24%, 2/28/2019(d)	50,000	49,995
Toronto-Dominion Bank (The) (Canada) 2.08%, 7/30/2018	40,000	40,000
Wells Fargo Bank NA
(ICE LIBOR USD 1 Month + 0.19%), 2.11%, 6/11/2018(d)	248,000	248,025
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 10/16/2018(d)	62,000	62,007

TOTAL CERTIFICATES OF DEPOSIT (COST $1,123,100)		1,123,317

COMMERCIAL PAPER — 22.3%
ABN AMRO Funding USA LLC (Netherlands) 1.96%, 6/13/2018(l)	23,450	23,434
Albion Capital Corp. SA (Luxembourg) 2.16%, 7/20/2018(l)	84,228	83,994
Apple, Inc. 1.90%, 6/19/2018(a)(l)	50,000	49,953
Barton Capital LLC
2.06%, 6/11/2018(l)	15,550	15,541
2.31%, 8/15/2018(l)	50,000	49,767
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.24%), 2.22%, 11/20/2018(a)(d)(l)	70,000	69,994
Chevron Corp. 1.87%, 6/26/2018(l)	260,000	259,660
China Construction Bank Corp. (China)
2.18%, 6/22/2018(l)	200,000	199,754
2.16%, 7/10/2018(l)	130,000	129,697
Commonwealth Bank of Australia (Australia)
(ICE LIBOR USD 1 Month + 0.21%), 2.21%, 11/26/2018(a)(d)(l)	75,000	75,009
Fairway Finance Co. LLC 2.26%, 8/20/2018(l)	22,250	22,139
First Abu Dhabi Bank PJSC (United Arab Emirates) 2.39%, 7/2/2018(l)	77,050	76,914
General Dynamics Corp. 2.06%, 6/19/2018(l)	206,020	205,820
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 1 Month + 0.16%), 2.12%, 8/6/2018(d)(l)	81,000	81,025
International Business Machines Corp.
1.93%, 6/26/2018(l)	98,500	98,371
2.01%, 6/27/2018(l)	98,000	97,866
Kells Funding LLC 2.25%, 8/10/2018(a)(l)	100,000	99,576
Liberty Street Funding LLC 2.12%, 6/5/2018(l)	67,000	66,984
Mitsubishi UFJ Trust & Banking Corp. (Japan) 2.29%, 8/13/2018(l)	75,000	74,670
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 1 Month + 0.15%), 2.14%, 7/25/2018(d)(l)	100,000	100,029
Natixis SA (France)
(ICE LIBOR USD 1 Month + 0.34%), 2.34%, 11/13/2018(d)(l)	275,000	275,095
Nieuw Amsterdam Receivables Corp. 2.01%, 6/14/2018(l)	47,000	46,966

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL PAPER — continued
Oesterreichische Kontrollbank AG (Austria) 2.08%, 6/22/2018(l)	58,500	58,434
Oversea-Chinese Banking Corp. Ltd. (Singapore)
(ICE LIBOR USD 1 Month + 0.16%), 2.15%, 7/25/2018(d)(l)	100,000	100,005
Province of Quebec (Canada) 1.86%, 6/1/2018(l)	300,000	299,986
Sanofi (France) 2.06%, 6/5/2018(l)	9,000	8,998
Starbird Funding Corp. 2.31%, 8/13/2018(l)	60,000	59,729

TOTAL COMMERCIAL PAPER (COST $2,729,124)		2,729,410

	Shares (000)
INVESTMENT COMPANIES — 5.9%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%(p)(q) (Cost $721,247)	721,247	721,247

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 1.0%
Citigroup Global Markets Holdings, Inc., 2.60%, dated 5/31/2018, due 7/18/2018, repurchase price $31,107, collateralized by Asset-Backed Securities, 0.00% - 4.03%, due 11/20/2029 - 10/28/2064, with the value of $32,860.	31,000	31,000
Citigroup Global Markets Holdings, Inc., 2.92%, dated 5/31/2018, due 3/27/2019, repurchase price $31,755, collateralized by U.S. Government Agency Securities, 2.25% - 4.76%, due 1/25/2030 - 6/25/2057, with the value of $33,480.	31,000	31,000
Merrill Lynch PFS, Inc., 2.18%, dated 5/31/2018, due 7/13/2018, repurchase price $60,156, collateralized by Municipal Bonds, 3.80% - 8.25%, due 8/1/2019 - 8/1/2042 and Sovereign Government Securities, 4.25% - 13.63%, due 8/15/2018 - 2/21/2047, with the value of $64,800.	60,000	60,000

TOTAL REPURCHASE AGREEMENTS (COST $122,000)		122,000

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
1.78%, 9/13/2018(l)(r)	18,485	18,383
2.04%, 11/15/2018(l)(r)	11,170	11,067

TOTAL U.S. TREASURY OBLIGATIONS (COST $29,456)		29,450

TOTAL SHORT-TERM INVESTMENTS (Cost $4,724,927)		4,725,424

TOTAL LONG POSITIONS (Cost $12,263,277)		12,267,362

SHORT POSITIONS — (0.1)%
CORPORATE BONDS — (0.1)%
Food Products — (0.1)%
Darling Ingredients, Inc. 5.38%, 1/15/2022	(10,000)	(10,210)

Health Care Equipment & Supplies — (0.0)%(b)
Mallinckrodt International Finance SA 4.75%, 4/15/2023	(5,000)	(4,075)

Media — (0.0)%(b)
Cablevision Systems Corp. 8.00%, 4/15/2020	(2,000)	(2,120)

TOTAL CORPORATE BONDS (Proceeds $(16,173))		(16,405)

TOTAL SHORT POSITIONS (Proceeds $(16,173))		(16,405)

Total Investments — 100.3% (Cost $12,247,104)		12,250,957
Liabilities in Excess o f Other Assets — (0.3%)		(31,672)

Net Assets — 100.0%		12,219,285

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	85	09/2018	USD	20,733	(94)
U.S. Treasury Ultra Bond	564	09/2018	USD	89,412	2,004
3 Month Euro Euribor	5,987	09/2019	EUR	1,752,138	2,906

					4,816

Short Contracts
3 Month Eurodollar	(192)	06/2018	USD	(46,885)	269
Euro-Bobl	(14,664)	09/2018	EUR	(2,264,069)	(195)
Japan 10 Year Bond	(38)	09/2018	JPY	(52,670)	24
U.S. Treasury 2 Year Note	(545)	09/2018	USD	(115,634)	(424)
U.S. Treasury 5 Year Note	(3,279)	09/2018	USD	(373,089)	(2,387)
U.S. Treasury 10 Year Note	(3,278)	09/2018	USD	(394,128)	(3,861)
3 Month Eurodollar	(190)	12/2018	USD	(46,284)	(55)
3 Month Eurodollar	(27)	06/2019	USD	(6,566)	(1)
3 Month Eurodollar	(396)	12/2019	USD	(96,183)	692
3 Month Eurodollar	(108)	06/2020	USD	(26,227)	(28)
3 Month Euro Euribor	(5,987)	09/2021	EUR	(1,740,852)	(6,011)

					(11,977)

					(7,161)

Forward foreign currency exchange contracts outstanding as of May 31, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
HKD	4,062	USD	518	Australia & New Zealand Banking Group Ltd.	6/19/2018	— (i)
USD	21,556	EUR	18,018	State Street Corp.	6/19/2018	468
USD	11,406	GBP	8,404	Credit Suisse International	6/19/2018	226
USD	2,627	GBP	1,944	State Street Corp.	6/19/2018	40
USD	6,088	SGD	8,117	TD Bank Financial Group	6/19/2018	24
USD	46,477	EUR	37,334	State Street Corp.	7/10/2018	2,704
USD	10,681	INR	705,130	Goldman Sachs International**	7/23/2018	293
USD	11,457	KRW	12,211,018	BNP Paribas**	7/23/2018	136
JPY	1,030,992	USD	9,452	State Street Corp.	8/8/2018	70
JPY	1,237,191	USD	11,304	TD Bank Financial Group	8/8/2018	121

Total unrealized appreciation						4,082

EUR	1,089	USD	1,286	Australia & New Zealand Banking Group Ltd.	6/19/2018	(12)
GBP	653	USD	887	Australia & New Zealand Banking Group Ltd.	6/19/2018	(18)
USD	10,830	HKD	84,911	Citibank NA	6/19/2018	(1)
USD	17,113	JPY	1,866,877	Citibank NA	6/19/2018	(65)
EUR	37,334	USD	46,292	State Street Corp.	7/10/2018	(2,520)
INR	705,130	USD	10,827	Goldman Sachs International**	7/23/2018	(440)
KRW	12,211,018	USD	11,508	Goldman Sachs International**	7/23/2018	(187)
JPY	1,030,993	USD	9,524	TD Bank Financial Group	8/8/2018	(3)
USD	30,411	JPY	3,299,176	Royal Bank of Canada	8/8/2018	(57)

Total unrealized depreciation						(3,303)

Net unrealized appreciation						779

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)		Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Bank of America NA	5/25/2046	0.55	USD	14,170	2,771	(2,040)	731
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Bank of America NA	5/25/2046	0.55	USD	6,970	1,310	(950)	360
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Barclays Bank plc	5/25/2046	0.55	USD	13,370	3,973	(3,284)	689
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Credit Suisse International	5/25/2046	0.55	USD	13,380	3,404	(2,714)	690
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Credit Suisse International	5/25/2046	0.55	USD	6,600	1,840	(1,500)	340
CDX.EM.29-V1	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.72	USD	218,740	4,354	2,298	6,652
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.32	USD	7,270	(117)	194	77
CMBX.NA.A.6	2.00	Monthly	Citibank NA	5/11/2063	2.32	USD	7,000	(56)	130	74
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.32	USD	7,230	(109)	185	76
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.32	USD	7,220	(128)	205	77
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.32	USD	7,260	(112)	188	76
CMBX.NA.AA.3	0.27	Monthly	Barclays Bank plc	12/13/2049	98.43	USD	14,100	7,999	(3,657)	4,342
CMBX.NA.AA.3	0.27	Monthly	Morgan Stanley	12/13/2049	98.43	USD	7,050	4,088	(1,917)	2,171
CMBX.NA.BBB-.4	5.00	Monthly	Citibank NA	2/17/2051	6,229.24	USD	6,900	5,855	(5,329)	526
CMBX.NA.BBB-.4	5.00	Monthly	Citibank NA	2/17/2051	6,229.24	USD	10,550	8,434	(7,631)	803
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Goldman Sachs International	6/20/2023	2.68	USD	74,570	2,968	2,432	5,400
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.40	USD	130,600	951	1,186	2,137

								47,425	(22,204)	25,221

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank NA	6/20/2023	0.56	USD	148,450	(2,659)	(730)	(3,389)

								44,766	(22,934)	21,832

OTC Credit default swap contracts outstanding - sell protection(2) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.A.3	0.62	Monthly	Barclays Bank plc	12/13/2049	69.39	USD 14,100	(9,830)	7,089	(2,741)
CMBX.NA.A.3	0.62	Monthly	Morgan Stanley	12/13/2049	69.39	USD 7,050	(4,932)	3,562	(1,370)

							(14,762)	10,651	(4,111)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (3)	Notional Amount (4)	Upfront Payments (Receipts) ($) (5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.34	USD 256,420	(4,217)	(471)	(4,688)
CDX.NA.IG.30-V1	1.00	Quarterly	6/20/2023	0.67	USD 178,080	(3,039)	(68)	(3,107)
iTraxx Europe 29.1	1.00	Quarterly	6/20/2023	0.70	EUR 178,080	(4,510)	957	(3,553)

						(11,766)	418	(11,348)

(1)	–	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	–	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	–	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	–	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	–	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of May 31, 2018 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)‡	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD	73,590	(283)	417	134
IOS Index 4.00% 30 year Fannie Mae Pools (2011)‡	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank NA	1/12/2042	USD	71,780	(51)	182	131
IOS Index 5.00% 30 year Fannie Mae Pools (2010)‡	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank NA	1/12/2041	USD	93,720	(311)	474	163
IOS Index 5.00% 30 year Fannie Mae Pools (2010)‡	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD	109,972	(206)	396	190

								(851)	1,469	618

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Written Put Options Contracts as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Foreign Exchange KRW/USD	Goldman Sachs International	75,876,000	USD	75,876	KRW	1,020.00	10/23/2018	(246)
Mid-Curve 2-Year Eurodollar	Exchange Traded	9,041	USD	2,260,250	USD	96.88	6/15/2018	(113)

Total Written Options Contracts (Premiums Received $1,696)								(359)

Summary of total swap contracts outstanding as of May 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	47,425	25,221
OTC Total return swap contracts outstanding	(851)	618

Total OTC swap contracts outstanding	46,574	25,839

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(2,659)	(3,389)
OTC Credit default swap contracts outstanding - sell protection	(14,762)	(4,111)

Total OTC swap contracts outstanding	(17,421)	(7,500)

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Republic Won
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SGD	Singapore Dollar
USD	United States Dollar

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	Amount rounds to less than 0.05% of net assets.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Defaulted security.
(i)	Amount rounds to less than one thousand.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(k)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(l)	The rate shown is the effective yield as of May 31, 2018.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and was in effect as of May 31, 2018
(p)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown was the current yield as of May 31, 2018.
(r)	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
*	Non-income producing security.
**	Non-deliverable forward.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

JPMorgan Strategic Income Opportunities Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$881		$881
Capital Markets	—	—	4,948		4,948
Chemicals	—	—	9,111		9,111
Commercial Services & Supplies	11	—	—	(a)	11
Communications Equipment	—	—	1,203		1,203
Energy Equipment & Services	—	—	306		306
Equity Real Estate Investment Trusts (REITs)	22,604	—	6,323		28,927
Health Care Providers & Services	—	—	516		516
Hotels, Restaurants & Leisure	3,030	—	—		3,030
Independent Power and Renewable Electricity Producers	6,899	—	—		6,899
Mortgage Real Estate Investment Trusts (REITs)	869	—	—		869
Oil, Gas & Consumable Fuels	9,675	85	987		10,747
Software	6,492	—	—	(a)	6,492
Specialty Retail	—	—	3		3
Wireless Telecommunication Services	1,778	—	—		1,778

Total Common Stocks	51,358	85	24,278		75,721

Preferred Stocks
Aerospace & Defense	—	—	5,503		5,503
Automobiles	—	—	—	(a)	—	(a)
Banks	4,063	—	—		4,063
Capital Markets	—	—	843		843
Insurance	—	27,582	—		27,582
Oil, Gas & Consumable Fuels	—	—	1,583		1,583

Total Preferred Stocks	4,063	27,582	7,929		39,574

Convertible Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	9,877	—	—		9,877

Total Convertible Preferred Stocks	9,877	—	—		9,877

Debt Securities
Asset-Backed Securities	—	738,764	373,592		1,112,356
Collateralized Mortgage Obligations	—	1,135,442	17,581		1,153,023
Commercial Mortgage-Backed Securities	—	12,774	19,339		32,113
Convertible Bonds
Airlines	—	4,131	—		4,131
Auto Components	—	4,884	—		4,884
Banks	—	2,633	—		2,633
Biotechnology	—	2,897	—		2,897
Building Products	—	1,766	—		1,766
Capital Markets	—	27,642	—		27,642
Chemicals	—	17,168	—		17,168
Communications Equipment	—	13,561	—		13,561
Construction & Engineering	—	1,843	—		1,843
Diversified Financial Services	—	2,060	—		2,060

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Diversified
Telecommunication Services	$—	$3,501	$—		$3,501
Energy Equipment & Services	—	8,157	—		8,157
Equity Real Estate Investment Trusts (REITs)	—	24,162	—		24,162
Food & Staples Retailing	—	1,691	—		1,691
Health Care Equipment & Supplies	—	2,154	—		2,154
Household Durables	—	2,181	—		2,181
Independent Power and Renewable Electricity Producers	—	2,746	—		2,746
Internet & Direct Marketing Retail	—	5,270	—		5,270
Internet Software & Services	—	11,449	—		11,449
Machinery	—	1,511	—		1,511
Marine	—	1,153	—		1,153
Media	—	4,876	—		4,876
Metals & Mining	—	1,579	—		1,579
Mortgage Real Estate Investment Trusts (REITs)	—	2,693	—		2,693
Multi-Utilities	—	2,463	—		2,463
Oil, Gas & Consumable Fuels	—	17,319	—		17,319
Pharmaceuticals	—	5,716	—		5,716
Real Estate Management & Development	—	19,984	—		19,984
Semiconductors & Semiconductor Equipment	—	4,868	—		4,868
Software	—	7,161	—		7,161
Specialty Retail	—	—	—	(a)	—	(a)
Technology Hardware, Storage & Peripherals	—	5,752	—		5,752
Transportation Infrastructure	—	15,405	—		15,405
Wireless Telecommunication Services	—	4,234	—		4,234

Total Convertible Bonds	—	234,610	—		234,610

Corporate Bonds
Aerospace & Defense	—	25,143	—		25,143
Air Freight & Logistics	—	5,941	—		5,941
Airlines	—	1,376	—		1,376
Auto Components	—	45,409	—		45,409
Automobiles	—	59,258	—		59,258
Banks	—	166,526	—		166,526
Building Products	—	8,685	7,573		16,258
Capital Markets	—	119,227	—		119,227
Chemicals	—	63,753	—	(a)	63,753
Commercial Services & Supplies	—	53,201	—		53,201
Communications Equipment	—	9,919	2,334		12,253
Construction & Engineering	—	1,231	—		1,231
Construction Materials	—	8,517	—		8,517
Consumer Finance	—	90,280	—		90,280
Containers & Packaging	—	42,542	—		42,542
Diversified Consumer Services	—	9,193	—		9,193
Diversified Financial Services	—	58,128	—		58,128

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Diversified
Telecommunication Services	$—	$261,996	$—		$261,996
Electric Utilities	—	4,341	503		4,844
Electrical Equipment	—	16,095	—		16,095
Energy Equipment & Services	—	37,289	2,804		40,093
Equity Real Estate Investment Trusts (REITs)	—	42,520	—		42,520
Food & Staples Retailing	—	26,423	—		26,423
Food Products	—	57,916	—		57,916
Gas Utilities	—	3,591	—		3,591
Health Care Equipment & Supplies	—	33,211	—		33,211
Health Care Providers & Services	—	144,621	3,292		147,913
Health Care Technology	—	874	—		874
Hotels, Restaurants & Leisure	—	106,821	—		106,821
Household Durables	—	8,754	—		8,754
Household Products	—	20,366	—		20,366
Independent Power and Renewable Electricity Producers	—	13,410	—		13,410
Insurance	—	965	—		965
Internet & Direct Marketing Retail	—	3,701	—		3,701
Internet Software & Services	—	27,039	—		27,039
IT Services	—	33,216	—		33,216
Leisure Products	—	20,225	—		20,225
Machinery	—	16,283	—		16,283
Media	—	271,956	—		271,956
Metals & Mining	—	59,654	—	(a)	59,654
Multiline Retail	—	14,490	—		14,490
Oil, Gas & Consumable Fuels	—	188,436	2,595		191,031
Personal Products	—	6,855	—		6,855
Pharmaceuticals	—	109,864	—		109,864
Real Estate Management & Development	—	982	—		982
Road & Rail	—	33,720	—		33,720
Semiconductors & Semiconductor Equipment	—	37,075	—		37,075
Software	—	42,517	—		42,517
Specialty Retail	—	24,445	—		24,445
Technology Hardware, Storage & Peripherals	—	19,439	—		19,439
Trading Companies & Distributors	—	11,364	—		11,364
Water Utilities	—	7,707	—		7,707
Wireless Telecommunication Services	—	120,906	—		120,906

Total Corporate Bonds	—	2,597,396	19,101		2,616,497

Foreign Government Securities	—	15,470	—		15,470
Private Placements
Commercial Loans	—	—	102,612		102,612
Residential Loans	—	—	40,600		40,600

Total Private Placements	—	—	143,212		143,212

Closed End Funds	123,695	—	—		123,695

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
U.S. Government Agency Securities	$—	$1,048,795	$—		$1,048,795
Loan Assignments
Aerospace & Defense	—	872	—		872
Auto Components	—	7,978	—		7,978
Automobiles	—	10,214	—		10,214
Building Products	—	10,944	—		10,944
Capital Markets	—	2,477	—		2,477
Commercial Services & Supplies	—	7,577	—		7,577
Communications Equipment	—	9,425	—		9,425
Consumer Finance	—	11,877	—		11,877
Containers & Packaging	—	36,048	—		36,048
Diversified Consumer Services	—	14,902	—		14,902
Diversified Financial Services	—	896	—		896
Diversified Telecommunication Services	—	62,859	—		62,859
Electric Utilities	—	12,025	—		12,025
Energy Equipment & Services	—	13,721	—		13,721
Equity Real Estate Investment Trusts (REITs)	—	10,045	—		10,045
Food & Staples Retailing	—	38,684	—		38,684
Food Products	—	54,177	—		54,177
Health Care Equipment & Supplies	—	9,324	—		9,324
Health Care Providers & Services	—	58,571	1,632		60,203
Hotels, Restaurants & Leisure	—	43,741	—		43,741
Household Durables	—	1,057	—		1,057
Household Products	—	6,405	—		6,405
Independent Power and Renewable Electricity Producers	—	20,198	—		20,198
Insurance	—	7,467	—		7,467
Internet Software & Services	—	25,006	—		25,006
IT Services	—	30,916	—		30,916
Leisure Products	—	16,146	3,132		19,278
Machinery	—	22,096	—		22,096
Media	—	107,351	—	(a)	107,351
Multiline Retail	—	13,783	—		13,783
Oil, Gas & Consumable Fuels	—	65,343	—		65,343
Personal Products	—	1,894	—		1,894
Pharmaceuticals	—	19,016	—		19,016
Real Estate Management & Development	—	7,930	—		7,930
Road & Rail	—	1,344	—		1,344
Semiconductors & Semiconductor Equipment	—	5,468	—		5,468
Software	—	52,648	—		52,648
Specialty Retail	—	65,467	—		65,467
Technology Hardware, Storage & Peripherals	—	14,411	—		14,411
Trading Companies & Distributors	—	4,320	—		4,320
Wireless Telecommunication Services	—	25,662	—		25,662

Total Loan Assignments	—	930,285	4,764		935,049

Options Purchased
Call Options Purchased	—	306	—		306
Put Options Purchased	1,006	—	—		1,006

Total Options Purchased	1,006	306	—		1,312

Warrants
Aerospace & Defense	—	—	—	(a)	—	(a)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Oil, Gas & Consumable Fuels	$—	$40	$—		$40
Road & Rail	—	—	—	(a)	— (a)
Specialty Retail	—	—	—	(a)	— (a)

Total Warrants	—	40	—	(a)	40

Rights
Independent Power and Renewable Electricity Producers	—	—	594		594
Short-Term Investments
Certificates of Deposit	—	1,123,317	—		1,123,317
Commercial Paper	—	2,729,410	—		2,729,410
Investment Company	721,247	—	—		721,247
Repurchase Agreements	—	122,000	—		122,000
U.S. Treasury Obligations	—	29,450	—		29,450

Total Short-Term Investments	721,247	4,004,177	—		4,725,424

Total Investments in Securities	$911,246	$10,745,726	$610,390		$12,267,362

Liabilities
Debt Securities
Corporate Bonds
Food Products	—	(10,210)	—		(10,210)
Health Care Equipment & Supplies	—	(4,075)	—		(4,075)
Media	—	(2,120)	—		(2,120)

Total Corporate Bonds	—	(16,405)	—		(16,405)

Total Liabilities for Securities Sold Short	$—	$(16,405)	$—		$(16,405)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,082	$—		$4,082
Futures	5,895	—	—		5,895
Swaps	—	18,426	1,469		19,895

Total Appreciation in Other Financial Instruments	$5,895	$22,508	$1,469		$29,872

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,303)	$—		$(3,303)
Futures	(13,056)	—	—		(13,056)
Options Written
Put Options Written	(113)	(246)	—		(359)
Swaps	—	(19,803)	(10,488)		(30,291)

Total Depreciation in Other Financial Instruments	$(13,169)	$(23,352)	$(10,488)		$(47,009)

(a)	Amount rounds to less than one thousand.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended May 31, 2018.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Strategic Income Opportunities Fund	Balance as of February 28, 2018		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities
Asset-Backed Securities	$634,213		$1,169	$(748)	$168		$31,875	$(45,690)	$36,108	$(283,503)	$373,592
Collateralized Mortgage Obligations	84,727		—	(13)	(5)		8,616	(1,212)	—	(74,532)	17,581
Commercial Mortgage-Backed Securities	46,450		(2,896)	7,020	7		3,000	(25,433)	3,257	(12,066)	19,339
Common Stocks — Aerospace & Defense	—		—	—	—		881	—	—	—	881
Common Stocks — Capital Markets	4,982		—	(34)	—		—	—	—	—	4,948
Common Stocks — Chemicals	8,167		—	944	—		—	—	—	—	9,111
Common Stocks — Commercial Services & Supplies	—		—	—	—	(a)	—	—	—	—	—	(a)
Common Stocks — Communications Equipment	2,988		—	(1,785)	—		—	—	—	—	1,203
Common Stocks — Energy Equipment & Services	—		—	306	—		—	—	—	—	306
Common Stocks — Equity Real Estate Investment	—		—	(59)	—		—	—	6,382	—	6,323
Common Stocks — Health Care Providers & Services	617		—	(101)	—		—	—	—	—	516
Common Stocks — Oil, Gas & Consumable Fuels	842		—	145	—		—	—	—	—	987
Common Stocks — Software	—	(a)	—	—	—	(a)	—	—	—	—	—	(a)
Common Stocks — Specialty Retail	2		—	1	—		—	—	—	—	3
Convertible Bonds — Specialty Retail	—	(a)	—	—	—		—	—	—	—	—	(a)
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds — Auto Components	—	(a)	16	— (a)	—		—	(16)	—	—	—
Corporate Bonds — Building Products	7,493		—	64	16		—	—	—	—	7,573
Corporate Bonds — Chemicals	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds — Communications Equipment	2,317		—	3	14		—	—	—	—	2,334
Corporate Bonds — Electric Utilities	670		—	(167)	—		—	—	—	—	503
Corporate Bonds — Energy Equipment & Services	3,012		—	(283)	21		54	—	—	—	2,804
Corporate Bonds — Health Care Providers & Services	3,556		—	(372)	—		108	—	—	—	3,292
Corporate Bonds — Metals & Mining	—	(a)	—	—	—		—	—	—	—	—	(a)
Corporate Bonds — Oil, Gas & Consumable Fuels	18		—	(10)	(2)		—	—	2,589	—	2,595
Loan Assignments — Health Care Providers & Services	1,307		—	51	—	(a)	945	(671)	—	—	1,632
Loan Assignments — Leisure Products	—		—	—	—		3,132	—	—	—	3,132
Loan Assignments — Media	—	(a)	—	—	—		—	—	—	—	—	(a)
Loan Assignments — Oil, Gas & Consumable Fuels	2,014		(2,928)	2,670	—		—	(1,756)	—	—	—
Preferred Stocks — Aerospace & Defense	5,058		—	445	—		—	—	—	—	5,503
Preferred Stocks — Automobiles	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks — Capital Markets	843		—	—	—		—	—	—	—	843
Preferred Stocks — Oil, Gas & Consumable Fuels	1,583		—	—	—		—	—	—	—	1,583
Private Placements — Commercial Loans	102,168		—	444	—		—	—	—	—	102,612
Private Placements — Residential Loans	72,735		—	—	—		—	(32,135)	—	—	40,600
Rights — Independent Power and Renewable Electricity Producers	805		—	(211)	—		—	—	—	—	594
Swaps	(183)		—	(8,836)	—		—	—	—	—	(9,019)
Warrants — Aerospace & Defense	—		—	(1)	—		1	—	—	—	—	(a)
Warrants — Road & Rail	—	(a)	—	—	—		—	—	—	—	—	(a)
Warrants — Specialty Retail	—	(a)	—	—	—		—	—	—	—	—	(a)

Total	$986,384		$(4,639)	$(527)	$219		$48,612	$(106,913)	$48,336	$(370,101)	$601,371

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $(326,000).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$10,313	Market Comparable Companies	EBITDA Multiple (a)	6.5x — 8.2x (7.14x)
	987	Terms of Restructuring	Liquidity Discount	20.00% (20.00%)
	0	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Common Stock	11,300

	1,583	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	15.00% (15.00%)
	843	Market Comparable Companies	EBITDA Multiple (a)	6.5x (6.5x)
			Discount for potential outcome (b)	30.00% (30.00%)
	0	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	2,426

	5,680	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.40% — 19.70% (15.96%)
	0	Market Comparable Companies	EBITDA Multiple (a)	7.0x (7.0x)
	0	Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bond	5,680

	0	Market Comparable Companies	Projected Principal Writedown	100.00% (100.00%)

Convertible Bond	0

	81,212	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.50% — 9.17% (8.83%)

Private Placements	81,212

	373,595	Discounted Cash Flow	Constant Prepayment Rate	0.00% — 100.00% (10.11%)
			Constant Default Rate	0.00% — 7.71% (3.66%)
			Yield (Discount Rate of Cash Flows)	2.26% — 6.23% (3.47%)

Asset-Backed Securities	373,595

	17,581	Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
			Yield (Discount Rate of Cash Flows)	2.23% — 4.08% (3.37%)

Collateralized Mortgage Obligations	17,581

	12,585	Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
			Yield (Discount Rate of Cash Flows)	4.43% — 6.73% (5.79%)

Commercial Mortgage-Backed Securities	12,585

	678	Pending Distribution Amount	Expected Recovery	0.00% — 100.00% (100.00%)

Loan Assignments	678

	0	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Warrants	0

Total	$505,057

# The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $96,314,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Funopd for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded options contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 87.0%(a)
Alaska — 0.4%
Housing — 0.0%(b)
Alaska Housing Finance Corp., General Mortgage Series A, Rev., 4.00%, 6/1/2040	20	20

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Alaska Industrial Development & Export Authority, Providence Health & Services Series A, Rev., 5.50%, 10/1/2041	325	355

Total Alaska		375

Arizona — 2.6%
Education — 1.0%
Arizona School Facilities Board, State School Trust Rev., AMBAC, 5.00%, 7/1/2018	300	301
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Rev., 5.00%, 7/1/2032	350	395
Rev., 5.00%, 7/1/2033	150	169
Rev., 5.00%, 7/1/2037	200	222

		1,087

Industrial Development Revenue/Pollution Control Revenue — 1.4%
Glendale Industrial Development Authority, Terraces of Phoenix Project
Rev., 4.00%, 7/1/2028	450	453
Rev., 5.00%, 7/1/2033	600	642
Rev., 5.00%, 7/1/2038	300	317

		1,412

Utility — 0.2%
City of Mesa, Utility System Rev., AGM, 5.25%, 7/1/2029(c)	200	250

Total Arizona		2,749

California — 2.6%
Education — 0.1%
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series A, Rev., AGM, Zero Coupon, 8/1/2030	200	135

General Obligation — 0.5%
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029(c)	160	211
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	67
Sunnyvale Elementary School District, Election 2004 Series C, GO, 5.50%, 9/1/2034	175	229

		507

Hospital — 1.5%
California Health Facilities Financing Authority, Children’s Hospital Series A, Rev., 5.00%, 8/15/2047	500	559
California Municipal Finance Authority, Eisenhower Medical Center Series B, Rev., 5.00%, 7/1/2047	200	221
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	223
Palomar Health Rev., 5.00%, 11/1/2039	500	540

		1,543

Industrial Development Revenue/Pollution Control Revenue — 0.2%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series B-2, Rev., AMT, 3.13%, 11/3/2025(d)	250	255

Utility — 0.3%
Los Angeles Department of Water & Power, Water System Series A, Rev., 5.25%, 7/1/2039	250	269

Total California		2,709

Colorado — 6.7%
General Obligation — 5.5%
Bradburn Metropolitan District No. 2
Series A, GO, 5.00%, 12/1/2038	500	527
Subseries B, GO, 7.25%, 12/15/2047	500	503
Colorado International Center Metropolitan District No. 14
GO, 5.63%, 12/1/2032	500	529
GO, 5.88%, 12/1/2046	500	524
Lakes at Centerra Metropolitan District No. 2 Series A, GO, 5.13%, 12/1/2037	500	509
Southlands Metropolitan District No. 1 Series A-1, GO, 5.00%, 12/1/2037	1,500	1,616
Wildwing Metropolitan District No. 5
Series A, GO, 5.38%, 12/1/2048	1,000	1,009
Series B, GO, 7.63%, 12/15/2048	500	503

		5,720

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — (continued)
Hospital — 1.1%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series A, Rev., 5.25%, 5/15/2028	1,000	1,130

Utility — 0.1%
Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	110	128

Total Colorado		6,978

Connecticut — 1.3%
Education — 0.2%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2024	200	215

General Obligation — 1.1%
State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,113

Total Connecticut		1,328

Delaware — 0.3%
Housing — 0.3%
Delaware State Housing Authority, Senior Single Family Mortgage
Series D-1, Rev., AMT, GNMA/FNMA/FHLMC, 4.63%, 1/1/2023	25	25
Series A-1, Rev., AMT, 4.90%, 7/1/2029	255	264

		289

Total Delaware		289

Florida — 3.2%
Education — 0.5%
Lakeland Educational Facilities, Southern College Project Series A, Rev., 5.00%, 9/1/2025	500	553

Hospital — 1.7%
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	596
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038(e)	1,050	1,154

		1,750

Housing — 0.1%
Florida Housing Finance Corp., Homeowner Mortgage Series 1, Rev., 5.00%, 7/1/2041	35	36
Florida Housing Finance Corp., Homeowner Mortgage Special Program Series A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	100	101

		137

Prerefunded — 0.1%
City of Charlotte Rev., AGM, 5.25%, 10/1/2021(c)	70	77

Utility — 0.8%
City of Charlotte Rev., AGM, 5.25%, 10/1/2024	130	143
JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	27
Tampa Bay Water Utility System, Revenue Refunding & Improvement Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	655

		825

Total Florida		3,342

Georgia — 1.5%
Housing — 0.0%(b)
Georgia Housing & Finance Authority, Single Family Mortgage Series B, Rev., 4.00%, 12/1/2029	40	41

Other Revenue — 0.3%
Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	278

Transportation — 0.5%
City of Atlanta, Airport Series C, Rev., 5.00%, 1/1/2042	500	542

Utility — 0.7%
Burke County Development Authority, Oglethorpe Power Corp., Vogtle Project Rev., 4.13%, 11/1/2045	750	753

Total Georgia		1,614

Guam — 0.2%
Water & Sewer — 0.2%
Guam Government Waterworks Authority, Water & Wastewater System Rev., 5.00%, 7/1/2019	200	205

Hawaii — 1.4%
Utility — 1.4%
State of Hawaii Department of Budget & Finance, Hawaiian Electric Co., Inc. Rev., AMT, 4.00%, 3/1/2037	1,500	1,513

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Illinois — 5.0%
General Obligation — 2.0%
Chicago Board of Education Series A, GO, AGM, 5.00%, 12/1/2035	250	278
Des Plaines Valley Public Library District GO, 5.50%, 1/1/2030	125	131
Greater Chicago Metropolitan Water Reclamation District Series C, GO, 5.25%, 12/1/2027	50	58
State of Illinois Series D, GO, 5.00%, 11/1/2028	1,500	1,603

		2,070

Other Revenue — 1.9%
Metropolitan Pier & Exposition Authority, Mccormick Place Expansion Project Series B, Rev., 5.00%, 12/15/2028	1,610	1,692
Railsplitter Tobacco Settlement Authority
Rev., 5.13%, 6/1/2019	180	185
Rev., 5.25%, 6/1/2021	130	141

		2,018

Prerefunded — 0.1%
Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2021(c)	150	163

Transportation — 0.8%
Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	552
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	298

		850

Water & Sewer — 0.2%
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	177

Total Illinois		5,278

Indiana — 1.8%
Education — 1.5%
City of Anderson, Economic Development, Anderson University Rev., 6.00%, 10/1/2042	1,500	1,564

Housing — 0.1%
Indiana Housing & Community Development Authority, Home First Mortgage
Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	50	52
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	20	20

		72

Water & Sewer — 0.2%
Indiana State Finance Authority, Wastewater Utility, First Lien Series A, Rev., 5.25%, 10/1/2031	250	274

Total Indiana		1,910

Iowa — 0.5%
Education — 0.5%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 3.75%, 12/1/2033	550	543

Housing — 0.0%(b)
Iowa Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	5	5

Total Iowa		548

Kansas — 2.9%
Hospital — 2.9%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2032	500	547
Series A, Rev., 5.00%, 5/15/2039	850	923
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series I, Rev., 5.00%, 5/15/2033	500	526
Series I, Rev., 5.00%, 5/15/2038	500	519
Series I, Rev., 4.63%, 5/15/2041	500	500

		3,015

Total Kansas		3,015

Kentucky — 1.5%
Hospital — 1.5%
City of Ashland, Kings Daughters Medical Center
Rev., 4.00%, 2/1/2036	1,000	998
Rev., 5.00%, 2/1/2040	500	534

		1,532

Total Kentucky		1,532

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Louisiana — 1.0%
Hospital — 0.5%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	561

Housing — 0.1%
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program
Series A-2, Rev., GNMA/FNMA/FHLMC, 3.90%, 4/1/2019	15	15
Series A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/1/2029	40	40

		55

Transportation — 0.4%
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	278
New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car Series A, Rev., 5.50%, 1/1/2019	125	128

		406

Total Louisiana		1,022

Maine — 0.0%(b)
Prerefunded — 0.0%(b)
Maine Health & Higher Educational Facilities Authority Series A, Rev., 5.00%, 7/1/2023(c)	25	29

Maryland — 1.6%
Education — 1.5%
County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037(f)	1,500	1,620

Transportation — 0.1%
Maryland Economic Development Corp. Series A, Rev., 5.13%, 6/1/2020(c)	65	69

Total Maryland		1,689

Massachusetts — 7.0%
Education — 4.1%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	557
Rev., 5.00%, 1/1/2038	405	451
Rev., 5.00%, 1/1/2043	500	553
Massachusetts Development Finance Agency, Emmanuel College Series A, Rev., 5.00%, 10/1/2043	500	549
Massachusetts Educational Financing Authority Series B, Rev., AMT, 3.63%, 7/1/2034(e)	1,000	1,002
Massachusetts Health & Educational Facilities Authority, Massachusetts Institute of Technology Series L, Rev., 5.25%, 7/1/2033	535	693
Massachusetts State College Building Authority Series B, Rev., XLCA, 5.50%, 5/1/2028	350	422

		4,227

Other Revenue — 1.9%
Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. Rev., 4.13%, 10/1/2042(f)	2,000	1,989

Transportation — 0.9%
Massachusetts Bay Transportation Authority Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	378
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	559

		937

Water & Sewer — 0.1%
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	129

Total Massachusetts		7,282

Michigan — 2.5%
Hospital — 2.0%
Michigan Finance Authority, Henry Ford Health System Rev., 4.00%, 11/15/2046	2,000	2,019

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	125	128

Transportation — 0.4%
Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	435

Total Michigan		2,582

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Minnesota — 0.2%
Housing — 0.2%
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	11	10
Series A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	110	112
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series A, Rev., GNMA/FNMA/FHLMC, 4.25%, 7/1/2028	30	31
Minnesota Housing Finance Agency, Residential Housing Finance Series D, Rev., GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	15	15

		168

Total Minnesota		168

Mississippi — 0.3%
Other Revenue — 0.3%
Mississippi Development Bank, Harrison County, Coliseum & Convention Center
Series A, Rev., 5.25%, 1/1/2030	160	193
Series A, Rev., 5.25%, 1/1/2034	100	119

		312

Total Mississippi		312

Missouri — 2.6%
General Obligation — 0.3%
Independence School District, Direct Deposit Program Series A, GO, 5.25%, 3/1/2031	250	272

Housing — 0.1%
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	75	78
Series E-4, Rev., GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	70	72

		150

Industrial Development Revenue/Pollution Control Revenue — 1.7%
Lees Summit Industrial Development Authority, John Knox Village Rev., 5.00%, 8/15/2032	500	535
Lees Summit Industrial Development Authority, John Knox Village Obligation Group Rev., 5.25%, 8/15/2039	1,235	1,288

		1,823

Transportation — 0.5%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	467

Total Missouri		2,712

Montana — 1.5%
General Obligation — 0.3%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	342

Hospital — 0.9%
Montana Facility Finance Authority, Bozeman Deaconess Health Services Obligated Group Rev., 3.63%, 6/1/2043	1,000	980

Housing — 0.2%
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	170	176

Transportation — 0.1%
City of Billings, Airport Series A, Rev., AMT, 5.00%, 7/1/2020	100	105

Total Montana		1,603

Nevada — 1.5%
Education — 0.5%
State of Nevada, Department of Business & Industry, Somerset Academy Series A, Rev., 5.00%, 12/15/2048(f)	500	516

Hospital — 1.0%
City of Carson, Carson Tahoe Regional Healthcare Project Rev., 5.00%, 9/1/2047	1,000	1,105

Total Nevada		1,621

New Hampshire — 0.4%
Education — 0.3%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2026	200	241
Rev., NATL-RE, 5.50%, 6/1/2027	100	122

		363

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Housing — 0.1%
New Hampshire Housing Finance Authority, Single Family Mortgage Series A, Rev., 5.25%, 7/1/2028	55	57
New Hampshire Housing Finance Authority, Single Family Mortgage, Acquisition Series B, Rev., 5.00%, 7/1/2027	15	15

		72

Total New Hampshire		435

New Jersey — 5.4%
Education — 2.1%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series A, Rev., AMT, 3.75%, 12/1/2031	750	750
Series A, Rev., AMT, 4.00%, 12/1/2032	400	407
Series A, Rev., AMT, 4.00%, 12/1/2033	500	512
Series A, Rev., AMT, 4.00%, 12/1/2034	300	305
Series A, Rev., AMT, 4.00%, 12/1/2035	200	202

		2,176

Hospital — 1.5%
New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,617

Transportation — 1.8%
New Jersey EDA, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	431
New Jersey Transportation Trust Fund Authority, Transportation Program Series AA, Rev., 5.25%, 6/15/2033	1,335	1,421

		1,852

Total New Jersey		5,645

New Mexico — 0.1%
Housing — 0.1%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	75	79
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	40	41
Series B-2, Class I, Rev., GNMA/FNMA/FHLMC, 5.65%, 9/1/2039	5	5

		125

Total New Mexico		125

New York — 5.5%
Education — 1.8%
Build Resource Corp., Inwood Academy for Leadership Charter School Project
Rev., 4.88%, 5/1/2031(f)	500	507
Rev., 5.13%, 5/1/2038(f)	250	255
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	335
Rev., 5.00%, 1/1/2038	200	223
Rev., 5.00%, 1/1/2043	500	554

		1,874

Hospital — 1.0%
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Rev., 4.00%, 11/1/2042	1,000	999

Other Revenue — 1.1%
New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	660
New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing Series B, Rev., 5.50%, 10/15/2030(c)	390	508

		1,168

Transportation — 0.9%
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	500	506
Rev., AMT, 5.00%, 1/1/2036	375	422

		928

Water & Sewer — 0.7%
New York City Municipal Water Finance Authority, Second General Resolution
Series EE, Rev., 5.38%, 6/15/2043	440	473
Series BB, Rev., 5.25%, 6/15/2044	250	272

		745

Total New York		5,714

North Carolina — 1.0%
Hospital — 1.0%
Norfolk Economic Development Authority, Sentara Healthcare Rev., 5.00%, 6/1/2038	1,000	1,100

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
North Dakota — 0.3%
Housing — 0.1%
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series A, Rev., 3.75%, 7/1/2042	95	98

Utility — 0.2%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	210	217

Total North Dakota		315

Ohio — 2.4%
General Obligation — 0.3%
County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction & Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	221
Greene County Series A, GO, AMBAC, 5.25%, 12/1/2028	45	55

		276

Hospital — 2.0%
City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	417
County of Cuyahoga, Metrohealth System Rev., 5.00%, 2/15/2042	1,500	1,597
Franklin County Health Care Improvement, Presbyterian Services Series A, Rev., 5.00%, 7/1/2020	100	100

		2,114

Housing — 0.1%
Ohio Housing Finance Agency, Single Family Mortgage
Series 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	40	41
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	50	51

		92

Total Ohio		2,482

Oklahoma — 2.1%
Hospital — 1.1%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,106

Transportation — 0.8%
Tulsa Airports Improvement Trust
Series A, Rev., AMT, 5.00%, 6/1/2024	300	337
Series A, Rev., AMT, 5.00%, 6/1/2025	420	468

		805

Water & Sewer — 0.2%
Oklahoma City Water Utilities Trust, Water & Sewer System Rev., 5.38%, 7/1/2040	220	239

Total Oklahoma		2,150

Oregon — 0.9%
General Obligation — 0.2%
Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	197
Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	26

		223

Hospital — 0.6%
Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project
Rev., 5.00%, 5/15/2038	220	237
Rev., 5.00%, 5/15/2043	310	331

		568

Housing — 0.0%(b)
Oregon State Housing & Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	35	36

Prerefunded — 0.1%
State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/2/2021(c)	105	115

Total Oregon		942

Pennsylvania — 4.9%
Certificate of Participation/Lease — 0.8%
Commonwealth of Pennsylvania, Certificates of Participation Series A, COP, 4.00%, 7/1/2046	800	809

Education — 0.2%
Allegheny County Higher Education Building Authority, Duquesne University Series A, Rev., 5.00%, 3/1/2020	160	168

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
General Obligation — 1.2%
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,276

Hospital — 1.8%
Berks County Industrial Development Authority, Healthcare Facilities
Rev., 5.00%, 5/15/2033	500	553
Rev., 5.00%, 5/15/2038	500	546
DuBois Hospital Authority, Penn Highlands Healthcare Rev., 4.00%, 7/15/2048	800	803

		1,902

Housing — 0.1%
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 112, Rev., 5.00%, 4/1/2028	75	78

Other Revenue — 0.5%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033(f)	250	274
Rev., 5.00%, 5/1/2042(f)	250	271

		545

Transportation — 0.3%
Allegheny County Airport Authority, Pittsburgh International Airport Series A-1, Rev., 5.00%, 1/1/2026	350	376

Total Pennsylvania		5,154

Rhode Island — 0.4%
Education — 0.1%
Rhode Island Student Loan Authority, Senior Series A, Rev., AMT, 5.00%, 12/1/2024	100	112

Transportation — 0.3%
Rhode Island Economic Development Corp. Series B, Rev., 5.00%, 7/1/2022	250	274

Total Rhode Island		386

South Dakota — 0.6%
Education — 0.5%
South Dakota State Health & Educational Facilities Authority, Sanford Health Rev., 5.00%, 11/1/2045	500	553

Housing — 0.1%
South Dakota Housing Development Authority, Homeownership Mortgage Series A, Rev., AMT, 4.50%, 5/1/2031	80	84

Total South Dakota		637

Tennessee — 0.2%
Housing — 0.2%
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	60	62
Series 1A, Rev., AMT, 4.50%, 1/1/2038	120	124

		186

Total Tennessee		186

Texas — 3.3%
Education — 1.8%
Tarrant County Cultural Education Facilities Finance Corp. Buckingham Senior Living Community, Inc. Project Rev., 5.50%, 11/15/2045	1,000	1,021
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	191
University of Texas System
Series B, Rev., 5.25%, 7/1/2028	140	174
Series B, Rev., 5.25%, 7/1/2030	395	497

		1,883

General Obligation — 0.2%
North East Independent School District GO, PSF-GTD, 5.25%, 2/1/2027	200	241

Hospital — 0.9%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	941

Housing — 0.0%(b)
Texas Department of Housing & Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	45	47

Prerefunded — 0.2%
La Vernia Higher Education Finance Corp., Lifeschool of Dallas Series A, Rev., 6.25%, 8/15/2019(c)	80	83

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Prerefunded — continued
Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc. Series A, Rev., 6.00%, 2/15/2020(c)	100	107

		190

Transportation — 0.2%
Dallas Area Rapid Transit, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	162

Water & Sewer — 0.0%(b)
City of Houston, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027(c)	30	23

Total Texas		3,487

Utah — 0.6%
Other Revenue — 0.6%
Utah Transit Authority, Sales Tax
Series C, Rev., AGM, 5.25%, 6/15/2025	40	47
Series C, Rev., AGM, 5.25%, 6/15/2032	450	571

		618

Total Utah		618

Vermont — 0.6%
Education — 0.6%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 4.00%, 6/15/2032	200	201
Series A, Rev., AMT, 4.00%, 6/15/2033	250	250
Series A, Rev., AMT, 4.00%, 6/15/2034	200	199

		650

Total Vermont		650

Virginia — 0.8%
Education — 0.7%
Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	762

Prerefunded — 0.1%
Virginia Resources Authority, Infrastructure, Pooled Financing Program Series A, Rev., 5.00%, 11/1/2021(c)	70	77

Total Virginia		839

Washington — 3.8%
General Obligation — 2.4%
Pend Oreille County, Public Hospital District No. 1
GO, 5.00%, 12/1/2033	1,000	1,103
GO, 5.00%, 12/1/2038	1,255	1,371

		2,474

Housing — 0.1%
Washington State Housing Finance Commission, Homeownership Program Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 4/1/2029	55	56

Other Revenue — 1.3%
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028(f)	535	532
Rev., 5.00%, 7/1/2033(f)	535	563
Rev., 5.00%, 7/1/2038(f)	300	312

		1,407

Total Washington		3,937

Wisconsin — 3.6%
Education — 3.6%
Wisconsin Health & Educational Facilities Authority, Beloit College
Rev., 5.00%, 7/1/2036	615	659
Rev., 5.00%, 7/1/2039	1,540	1,642
Wisconsin Health & Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 4.25%, 9/15/2035	1,500	1,508

		3,809

Total Wisconsin		3,809

Wyoming — 0.0%(b)
Housing — 0.0%(b)
Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	20	20

TOTAL MUNICIPAL BONDS (Cost $88,740)		91,036

LOAN ASSIGNMENTS — 5.6%(g)
Chemicals — 0.2%
Gemini HDPE LLC, Advance (ICE LIBOR USD 3 Month + 2.50%), 4.86%, 8/7/2024(h)	215	215

Diversified Consumer Services — 0.2%
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.34%, 11/14/2022(h)	237	239

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
MUNICIPAL BONDS — continued
Diversified Telecommunication Services — 0.2%
Intelsat Jackson Holdings SA, 1st Lien Term Loan (Luxembourg) (ICE LIBOR USD 1 Month + 3.75%), 5.72%, 11/27/2023(h)	150		151
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.40%, 11/1/2024(h)(i)	30		30

			181

Electric Utilities — 0.9%
Texas Competitive Electric Holdings Co. LLC, Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(h)	804		803
Texas Competitive Electric Holdings Co. LLC, Term Loan C (ICE LIBOR USD 1 Month + 2.50%), 4.48%, 8/4/2023(h)	143		143

			946

Food & Staples Retailing — 0.8%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.29%, 12/21/2022(h)	739		731
(ICE LIBOR USD 3 Month + 3.00%), 5.32%, 6/22/2023(h)	98		96

			827

Hotels, Restaurants & Leisure — 0.0%(b)
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%; ICE LIBOR USD 2 Month + 3.25%), 5.21%, 2/5/2025(h)	42		42

IT Services — 0.5%
First Data Corp., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 7/8/2022(h)	41		41
(ICE LIBOR USD 1 Month + 2.00%), 4.22%, 4/26/2024(h)	472		471

			512

Media — 1.0%
Mission Broadcasting, Inc., Term B-2 Loan (ICE LIBOR USD 1 Month + 2.50%), 4.41%, 1/17/2024(h)	46		46
MTL Publishing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.19%, 8/20/2023(h)	446		446
Nexstar Broadcasting, Inc., Term B-2 Loan (ICE LIBOR USD 1 Month + 2.50%), 4.41%, 1/17/2024(h)	358		358
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.98%, 12/27/2020(h)	100		100
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 4.73%, 3/15/2024(h)	53		51

			1,001

Oil, Gas & Consumable Fuels — 0.9%
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.56%, 8/25/2023(h)	1,124		963

Pharmaceuticals — 0.5%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 4.25%), 6.23%, 10/21/2021(h)	407		367
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.42%, 4/1/2022(h)	108		108

			475

Semiconductors & Semiconductor Equipment — 0.3%
Versum Materials, Inc., Senior Secured Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 4.30%, 9/29/2023(h)	325		326

Textiles, Apparel & Luxury Goods — 0.1%
Nine West Holdings, Inc., Initial Loan (US Prime Rate + 2.75%), 7.50%, 10/8/2019(h)	166		156

TOTAL LOAN ASSIGNMENTS (Cost $6,041)			5,883

U.S. TREASURY OBLIGATIONS — 3.6%
U.S. Treasury Notes
2.75%, 4/30/2023	750		752
2.75%, 2/15/2028	3,000		2,972

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,732)			3,724

COMMON STOCKS — 0.0%(b)
Oil, Gas & Consumable Fuels — 0.0%(b)
Sabine Oil & Gas Holdings, Inc.*	—	(j)	2
Southcross Holdco Equity*‡	—	(j)	10

TOTAL COMMON STOCKS (Cost $12)			12

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	No. of Warrants		Value ($000)
WARRANTS — 0.0%(b)
Oil, Gas & Consumable Fuels — 0.0%(b)
Sabine Oil & Gas Holdings, Inc. expiring 4/13/2026, price 1.00*	—	(j)	1
expiring 4/13/2026*	—	(j)	—	(j)

TOTAL WARRANTS (Cost $1)			1

	Shares (000)
SHORT-TERM INVESTMENTS — 6.0%
INVESTMENT COMPANIES — 6.0%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (k)(l) (Cost $6,305)	6,305		6,305

Total Investments — 102.2% (Cost $104,831)			106,961
Liabilities in Excess of Other Assets — (2.2%)			(2,296)

Net Assets — 100.0%			104,665

Percentages indicated are based on net assets.

Abbreviations

AGM		Insured by Assured Guaranty Municipal Corp.
AMBAC		Insured by American Municipal Bond Assurance Corp.
AMT		Alternative Minimum Tax
BHAC		Insured by Berkshire Hathaway Assurance Corp.
CHESLA		Connecticut Higher Education Supplemental Loan Authority
COP		Certificate of Participation
CR		Custodial Receipts
EDA		Economic Development Authority
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
GO		General Obligation
ICE		Intercontinental Exchange
LIBOR		London Interbank Offered Rate
NATL		Insured by National Public Finance Guarantee Corp.
PSF-GTD		Permanent School Fund Guaranteed
RE		Reinsured
Rev.		Revenue
USD		United States Dollar
XLCA		Insured by XL Capital Assurance
(a)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	—	Amount rounds to less than 0.05% of net assets.
(c)	—	Security is prerefunded or escrowed to maturity.
(d)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(e)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(g)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.
(i)	—	All or a portion of this security is unsettled as of May 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(j)	—	Amount rounds to less than one thousand.
(k)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown was the current yield as of May 31, 2018.
*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alaska
Housing	$—	$20	$—	$20
Industrial Development Revenue/Pollution Control Revenue	—	355	—	355

Total Alaska	—	375	—	375

Arizona
Education	—	1,087	—	1,087
Industrial Development Revenue/Pollution Control Revenue	—	1,412	—	1,412
Utility	—	250	—	250

Total Arizona	—	2,749	—	2,749

California
Education	—	135	—	135
General Obligation	—	507	—	507
Hospital	—	1,543	—	1,543
Industrial Development Revenue/Pollution Control Revenue	—	255	—	255
Utility	—	269	—	269

Total California	—	2,709	—	2,709

Colorado
General Obligation	—	5,720	—	5,720
Hospital	—	1,130	—	1,130
Utility	—	128	—	128

Total Colorado	—	6,978	—	6,978

Connecticut
Education	—	215	—	215
General Obligation	—	1,113	—	1,113

Total Connecticut	—	1,328	—	1,328

Delaware
Housing	—	289	—	289
Florida
Education	—	553	—	553
Hospital	—	1,750	—	1,750
Housing	—	137	—	137
Prerefunded	—	77	—	77
Utility	—	825	—	825

Total Florida	—	3,342	—	3,342

Georgia
Housing	—	41	—	41
Other Revenue	—	278	—	278
Transportation	—	542	—	542
Utility	—	753	—	753

Total Georgia	—	1,614	—	1,614

Guam
Water & Sewer	—	205	—	205
Hawaii
Utility	—	1,513	—	1,513
Illinois
General Obligation	—	2,070	—	2,070

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Other Revenue	$—	$2,018	$—	$2,018
Prerefunded	—	163	—	163
Transportation	—	850	—	850
Water & Sewer	—	177	—	177

Total Illinois	—	5,278	—	5,278

Indiana
Education	—	1,564	—	1,564
Housing	—	72	—	72
Water & Sewer	—	274	—	274

Total Indiana	—	1,910	—	1,910

Iowa
Education	—	543	—	543
Housing	—	5	—	5

Total Iowa	—	548	—	548

Kansas
Hospital	—	3,015	—	3,015
Kentucky
Hospital	—	1,532	—	1,532
Louisiana
Hospital	—	561	—	561
Housing	—	55	—	55
Transportation	—	406	—	406

Total Louisiana	—	1,022	—	1,022

Maine
Prerefunded	—	29	—	29
Maryland
Education	—	1,620	—	1,620
Transportation	—	69	—	69

Total Maryland	—	1,689	—	1,689

Massachusetts
Education	—	4,227	—	4,227
Other Revenue	—	1,989	—	1,989
Transportation	—	937	—	937
Water & Sewer	—	129	—	129

Total Massachusetts	—	7,282	—	7,282

Michigan
Hospital	—	2,019	—	2,019
Industrial Development Revenue/Pollution Control Revenue	—	128	—	128
Transportation	—	435	—	435

Total Michigan	—	2,582	—	2,582

Minnesota
Housing	—	168	—	168
Mississippi
Other Revenue	—	312	—	312
Missouri
General Obligation	—	272	—	272
Housing	—	150	—	150
Industrial Development Revenue/Pollution Control Revenue	—	1,823	—	1,823
Transportation	—	467	—	467

Total Missouri	—	2,712	—	2,712

Montana
General Obligation	—	342	—	342

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hospital	$—	$980	$—	$980
Housing	—	176	—	176
Transportation	—	105	—	105

Total Montana	—	1,603	—	1,603

Nevada
Education	—	516	—	516
Hospital	—	1,105	—	1,105

Total Nevada	—	1,621	—	1,621

New Hampshire
Education	—	363	—	363
Housing	—	72	—	72

Total New Hampshire	—	435	—	435

New Jersey
Education	—	2,176	—	2,176
Hospital	—	1,617	—	1,617
Transportation	—	1,852	—	1,852

Total New Jersey	—	5,645	—	5,645

New Mexico
Housing	—	125	—	125
New York
Education	—	1,874	—	1,874
Hospital	—	999	—	999
Other Revenue	—	1,168	—	1,168
Transportation	—	928	—	928
Water & Sewer	—	745	—	745

Total New York	—	5,714	—	5,714

North Carolina
Hospital	—	1,100	—	1,100
North Dakota
Housing	—	98	—	98
Utility	—	217	—	217

Total North Dakota	—	315	—	315

Ohio
General Obligation	—	276	—	276
Hospital	—	2,114	—	2,114
Housing	—	92	—	92

Total Ohio	—	2,482	—	2,482

Oklahoma
Hospital	—	1,106	—	1,106
Transportation	—	805	—	805
Water & Sewer	—	239	—	239

Total Oklahoma	—	2,150	—	2,150

Oregon
General Obligation	—	223	—	223
Hospital	—	568	—	568
Housing	—	36	—	36
Prerefunded	—	115	—	115

Total Oregon	—	942	—	942

Pennsylvania
Certificate of Participation/Lease	—	809	—	809
Education	—	168	—	168
General Obligation	—	1,276	—	1,276
Hospital	—	1,902	—	1,902
Housing	—	78	—	78
Other Revenue	—	545	—	545

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Transportation	$—	$376	$—	$376

Total Pennsylvania	—	5,154	—	5,154

Rhode Island
Education	—	112	—	112
Transportation	—	274	—	274

Total Rhode Island	—	386	—	386

South Dakota
Education	—	553	—	553
Housing	—	84	—	84

Total South Dakota	—	637	—	637

Tennessee
Housing	—	186	—	186
Texas
Education	—	1,883	—	1,883
General Obligation	—	241	—	241
Hospital	—	941	—	941
Housing	—	47	—	47
Prerefunded	—	190	—	190
Transportation	—	162	—	162
Water & Sewer	—	23	—	23

Total Texas	—	3,487	—	3,487

Utah
Other Revenue	—	618	—	618
Vermont
Education	—	650	—	650
Virginia
Education	—	762	—	762
Prerefunded	—	77	—	77

Total Virginia	—	839	—	839

Washington
General Obligation	—	2,474	—	2,474
Housing	—	56	—	56
Other Revenue	—	1,407	—	1,407

Total Washington	—	3,937	—	3,937

Wisconsin
Education	—	3,809	—	3,809
Wyoming
Housing	—	20	—	20

Total Municipal Bonds	—	91,036	—	91,036

Common Stocks
Oil, Gas & Consumable Fuels	—	2	10	12
U.S. Treasury Obligations	—	3,724	—	3,724
Loan Assignments
Chemicals	—	215	—	215
Diversified Consumer Services	—	239	—	239
Diversified Telecommunication Services	—	181	—	181
Electric Utilities	—	946	—	946
Food & Staples Retailing	—	827	—	827
Hotels, Restaurants & Leisure	—	42	—	42
IT Services	—	512	—	512

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$1,001	$—	$1,001
Oil, Gas & Consumable Fuels	—	963	—	963
Pharmaceuticals	—	475	—	475
Semiconductors & Semiconductor Equipment	—	326	—	326
Textiles, Apparel & Luxury Goods	—	156	—	156

Total Loan Assignments	—	5,883	—	5,883

Warrants
Oil, Gas & Consumable Fuels	—	1	—	1
Short-Term Investments
Investment Companies	6,305	—	—	6,305

Total Investments in Securities	$6,305	$100,646	$10	$106,961

There were no transfers between any levels during the period ended May 31, 2018.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

Investments(a)	Principal Amount ($000)		Value ($000)
MUNICIPAL BONDS — 93.5%
Alabama — 0.3%
East Alabama Health Care Authority Series B, Rev., VRDO, 1.05%, 6/7/2018(b)	29,745		29,745
Mobile County IDA, PCR, ExxonMobil Project Rev., VRDO, 0.88%, 6/1/2018(b)	2,575		2,575
Mobile Downtown Redevelopment Authority, Gulf Opportunity Zone, Austal USA LLC Project
Series A, Rev., VRDO, LOC: Bank of America NA, 1.02%, 6/7/2018(b)(c)	7,375		7,375
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.02%, 6/7/2018(b)(c)	9,290		9,290

			48,985

Alaska — 1.8%
Alaska Housing Finance Corp.
Series B, Rev., VRDO, 1.03%, 6/7/2018(b)	27,795		27,795
Series A, Rev., VRDO, 1.08%, 6/7/2018(b)	42,500		42,500
Alaska Housing Finance Corp., Home Mortgage
Series A, Rev., VRDO, 1.05%, 6/7/2018(b)	14,635		14,635
Series B, Rev., VRDO, 1.05%, 6/7/2018(b)	14,630		14,630
Series D, Rev., VRDO, 1.06%, 6/7/2018(b)	30,050		30,050
Series D, Rev., VRDO, 1.08%, 6/7/2018(b)	71,020		71,020
Alaska Housing Finance Corp., Various, Governmental Purpose Series A, Rev., VRDO, 1.18%, 6/7/2018(b)	20,785		20,785
Alaska Industrial Development & Export Authority, Greater Fairbanks Community Hospital Foundation Project Series 2009A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.88%, 6/1/2018(b)	30,900		30,900
City of Valdez, Exxon Pipeline Co. Project
Series A, Rev., VRDO, 0.88%, 6/1/2018(b)	14,875		14,875
Series B, Rev., VRDO, 0.88%, 6/1/2018(b)	2,550		2,550
Series C, Rev., VRDO, 0.88%, 6/1/2018(b)	11,480		11,480
Rev., VRDO, 0.91%, 6/1/2018(b)	14,930		14,930

			296,150

Arizona — 0.8%
Arizona Health Facilities Authority, Banner Health Rev., VRDO, LOC: Northern Trust Co., 1.06%, 6/7/2018(b)	40,315		40,315
Series G, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	16,590		16,590
Arizona State University Series A, Rev., VRDO, 1.07%, 6/7/2018(b)	15,920		15,920
Maricopa County Industrial Development Authority, Multifamily Housing, San Clemente Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	18,200		18,200
Phoenix City IDA, Multi-Family Housing, Del Mar Terrace Apartments Project Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.12%, 6/7/2018(b)	2,000		2,000
Salt River Pima-Maricopa Indian Community Rev., VRDO, LOC: Bank of America NA, 1.07%, 6/7/2018(b)	38,740		38,740

			131,765

California — 5.6%
California Educational Facilities Authority Series 2015-XF2188, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	—	(d)	—	(d)
California Health Facilities Financing Authority, Catholic Healthcare West Loan Program Series H, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 0.95%, 6/7/2018(b)	47,230		47,230
California Housing Finance Agency Rev., VRDO, AMT, LOC: Bank of America NA, 0.99%, 6/7/2018(b)	16,285		16,285
California Pollution Control Financing Authority, Solid Waste Disposal, Recology, Inc. Project Series A, Rev., VRDO, LOC: Bank of America NA, 1.01%, 6/7/2018(b)	20,975		20,975
California Statewide Communities Development Authority
Series B-1, 1.40%, 6/6/2018	17,000		17,000
Series D, 1.40%, 6/6/2018	30,000		30,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
California — continued
Series B-1, 1.75%, 7/17/2018	45,000	45,000
Series B-3, 1.75%, 7/17/2018	19,000	19,000
Series C, 1.75%, 7/17/2018	20,865	20,865
Series D, 1.75%, 7/17/2018	23,000	23,000
Series B-5, 1.73%, 10/10/2018	6,250	6,250
Series B-6, 1.73%, 10/10/2018	48,750	48,750
Series B-2, 1.76%, 11/6/2018	25,000	25,000
Series D, 1.76%, 11/6/2018	50,500	50,500
California Statewide Communities Development Authority, Kaiser Permanente
Series C, Rev., VRDO, 0.95%, 6/7/2018(b)	58,000	58,000
Series C-3, Rev., VRDO, 0.98%, 6/7/2018(b)	33,860	33,860
Series J, Rev., VRDO, 0.98%, 6/7/2018(b)	28,005	28,005
California Statewide Communities Development Authority, Multi-Family Housing, 1030 Post Street Apartments Series Y, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.97%, 6/7/2018(b)	5,300	5,300
California Statewide Communities Development Authority, Multi-Family Housing, Bay Vista Meadow Park Apartments Series NN-1, Rev., VRDO, FNMA, LOC: FNMA, 0.96%, 6/7/2018(b)	29,320	29,320
California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments Series H, Rev., VRDO, FHLMC, LOC: FHLMC, 0.83%, 6/7/2018(b)	450	450
California Statewide Communities Development Authority, Multi-Family Housing, Kelvin Court Series B, Rev., VRDO, FNMA, LOC: FNMA, 0.95%, 6/7/2018(b)	2,700	2,700
City & County of San Francisco, Multifamily Housing, Taxable, Transbay Block 8 Tower Apartments Series H-1, Rev., VRDO, LOC: Bank of China, 1.13%, 6/7/2018(b)	85,940	85,940
City & County of San Francisco, Multifamily Housing, Transbay Block 8 Tower Apartments Series H-2, Rev., VRDO, LOC: Bank of China, 1.15%, 6/7/2018(b)	39,470	39,470
City of Los Angeles Rev., 5.00%, 6/28/2018	14,455	14,490
City of Palo Alto Series 2016-XF2252, GO, VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	6,240	6,240
City of San Jose, Multifamily Housing, Almaden Lake Village Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.09%, 6/7/2018(b)	8,500	8,500
City of Vacaville, Multi-Family Housing, Sycamores Apartments Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.86%, 6/7/2018(b)	900	900
County of Sacramento, Special Facilities Apartment Rev., VRDO, LOC: Bank of America NA, 1.09%, 6/7/2018(b)	5,800	5,800
County of Ventura 4.00%, 7/2/2018	17,175	17,208
Los Angeles Community College District Series 2016-ZF2381, GO, VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	5,650	5,650
San Diego Community College District Series 2016-ZF2382, GO, VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	18,000	18,000
San Francisco City & County Airport Commission, San Francisco International Airport Series A-3, Rev., VRDO, AMT, LOC: Bank of America NA, 1.00%, 6/7/2018(b)	10,865	10,865
San Francisco City & County Redevelopment Agency, Multi-Family Housing, Notre Dame Apartments Series G, Rev., VRDO, LOC: Citibank NA, 0.98%, 6/7/2018(b)	5,440	5,440
Santa Cruz Redevelopment Agency, Multi-Family Housing, 1010 Pacific Avenue Apartments Series B, Class B, Rev., VRDO, FNMA, LOC: FNMA, 0.93%, 6/7/2018(b)	18,365	18,365
State of California Series A-6, 1.17%, 7/2/2018	11,500	11,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
California — continued
State of California Department of Water Resources
Series 2, 1.78%, 6/6/2018	20,629	20,629
Series 2, 1.42%, 7/10/2018	24,174	24,174
Tender Option Bond Trust Receipts/CTFS
Series 2018-XF2531, Rev., VRDO, LIQ: Citibank NA, 1.07%, 6/7/2018(b)(c)	2,000	2,000
Series 2015-XM0075, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	7,260	7,260
Series 2016-XF0431, GO, VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	55,260	55,260
Series 2016-XM0230, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	14,250	14,250
Series XF0568, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	14,400	14,400

		913,831

Colorado — 2.5%
City of Colorado Springs, Utilities Revenue System, Sub Lien Series A, Rev., VRDO, 1.06%, 6/7/2018(b)	68,050	68,050
City of Colorado Springs, Utilities System Improvement
Series A, Rev., VRDO, 0.99%, 6/7/2018(b)	10,200	10,200
Series A, Rev., VRDO, 1.00%, 6/7/2018(b)	41,760	41,760
Series A, Rev., VRDO, 1.02%, 6/7/2018(b)	43,110	43,110
Series C, Rev., VRDO, 1.07%, 6/7/2018(b)	18,590	18,590
City of Colorado Springs, Utilities System Improvement & Refunding Series B, Rev., VRDO, 0.95%, 6/7/2018(b)	18,200	18,200
City of Colorado Springs, Utilities System, Sub Lien Series A, Rev., VRDO, 1.08%, 6/7/2018(b)	33,100	33,100
Colorado Educational & Cultural Facilities Authority, Nature Conservancy Project Series 2012, Rev., VRDO, 0.99%, 6/7/2018(b)	65,125	65,125
Colorado Health Facilities Authority, SCL Health System Series A, Rev., VRDO, 1.05%, 6/7/2018(b)	30,045	30,045
Colorado Housing & Finance Authority, Single Family Mortgage Series B-2, Class 1, Rev., VRDO, AMT, 1.13%, 6/7/2018(b)	36,495	36,495
County of Arapahoe, Multi-Family Rental Housing, Hunter’s Run Project Rev., VRDO, FHLMC, LOC: FHLMC, 1.07%, 6/7/2018(b)	14,320	14,320
State of Colorado, Education Loan Program Series A, Rev., 4.00%, 6/28/2018	9,900	9,919
State of Colorado, General Fund Series A, Rev., 5.00%, 6/27/2018	25,000	25,063

		413,977

Connecticut — 1.2%
Connecticut Housing Finance Authority Rev., VRDO, 1.03%, 6/7/2018(b)	22,335	22,335
Connecticut Housing Finance Authority, Housing Mortgage Finance Program
Subseries B-3, Rev., VRDO, 1.06%, 6/7/2018(b)	10,000	10,000
Subseries C-3, Rev., VRDO, AMT, 1.07%, 6/7/2018(b)	20,000	20,000
Series C-2, Rev., VRDO, AMT, 1.08%, 6/7/2018(b)	9,885	9,885
Subseries A-3, Rev., VRDO, 1.09%, 6/7/2018(b)	20,335	20,335
Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds
Series D, Subseries D-3, Rev., VRDO, AMT, 1.06%, 6/7/2018(b)	6,100	6,100
Subseries F-5, Rev., VRDO, 1.07%, 6/7/2018(b)	48,200	48,200
State of Connecticut, Health & Educational Facility Authority
Series A, Rev., VRDO, 0.97%, 6/7/2018(b)	10,000	10,000
Series D, Rev., VRDO, LOC: Bank of America NA, 1.15%, 6/7/2018(b)	42,770	42,770

		189,625

Delaware — 0.1%
Delaware State Health Facilities Authority, Christiana Care Health Services Series B, Rev., VRDO, 1.05%, 6/7/2018(b)	18,660	18,660
University of Delaware Series C, Rev., VRDO, 0.91%, 6/1/2018(b)	4,000	4,000

		22,660

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
District of Columbia — 2.1%
District Of Columbia 1.55%, 9/4/2018	55,000	55,000
District of Columbia, Georgetown University Series 2007 C-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.05%, 6/7/2018(b)	28,725	28,725
District of Columbia, Georgetown University Issue Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.04%, 6/7/2018(b)	33,055	33,055
District of Columbia, Medlantic/Helix Issue, Tranche II Series A, Rev., VRDO, LOC: TD Bank NA, 1.05%, 6/7/2018(b)	23,160	23,160
District of Columbia, Pew Charitable Trust Series A, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	80,020	80,020
District of Columbia, Water and Sewer Authority, Public Utility Subordinated Lien Multimodal, Weekly Rate Period Series B, Subseries B-1, Rev., VRDO, 0.97%, 6/7/2018(b)	22,510	22,510
Metropolitan Washington Airports Authority
Series D, Subseries D-2, Rev., VRDO, LOC: TD Bank NA, 1.00%, 6/7/2018(b)	17,805	17,805
Series A, Subseries A-1, Rev., VRDO, LOC: Royal Bank of Canada, 1.09%, 6/7/2018(b)	53,745	53,745
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-108, GO, VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	35,000	35,000

		349,020

Florida — 3.1%
Alachua County Health Facilities Authority Series A, 1.24%, 7/6/2018	31,240	31,240
Broward County Educational Facilities Authority Series A, Rev., VRDO, LOC: Bank of America NA, 0.95%, 6/1/2018(b)	38,790	38,790
City of Gainesville, Utilities System Series B, Rev., VRDO, 1.04%, 6/7/2018(b)	30,000	30,000
County of Hillsborough, Capital Improvement Program
Series A, 1.75%, 6/21/2018	12,000	12,000
Series A, 1.75%, 6/28/2018	33,000	33,000
County of Miami-Dade, Seaport Department Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.07%, 6/7/2018(b)	11,050	11,050
County of Miami-Dade, Water & Sewer System Series B-1, 1.62%, 7/11/2018	15,000	15,000
Florida Gulf Coast University Financing Corp., Housing Project Series A, Rev., VRDO, LOC: BMO Harris Bank NA, 1.10%, 6/7/2018(b)	17,660	17,660
Florida Keys Aqueduct Authority Rev., VRDO, LOC: TD Bank NA, 1.02%, 6/7/2018(b)	23,100	23,100
Florida Municipal Power Agency, All Requirements Power Supply Project Series C, Rev., VRDO, LOC: Bank of America NA, 0.93%, 6/1/2018(b)	21,520	21,520
Highlands County Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group
Series 2012I, Rev., VRDO, 1.04%, 6/7/2018(b)	29,500	29,500
Series I-1, Rev., VRDO, 1.04%, 6/7/2018(b)	27,450	27,450
Highlands County Health Facilities Authority, Hospital, Adventist Health System/Sunbelt Obligated Group
Series I-2, Rev., VRDO, 1.01%, 6/7/2018(b)	49,100	49,100
Series A, Rev., VRDO, 1.04%, 6/7/2018(b)	28,935	28,935
Series 2012I, Rev., VRDO, 1.08%, 6/7/2018(b)	22,100	22,100
Hillsborough County, Housing Finance Authority, Multifamily Housing, Brandywine Apartments Rev., VRDO, LOC: Citibank NA, 1.13%, 6/7/2018(b)	2,895	2,895
JEA, Electric System Series Three 2008B-2, Rev., VRDO, 1.08%, 6/7/2018(b)	21,925	21,925

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Florida — continued
JEA, Water and Sewer System Series A-2, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.18%, 6/7/2018(b)	46,670	46,670
Orange County Health Facilities Authority, The Nemours Foundation Project Series B, Rev., VRDO, LOC: Northern Trust Co., 1.01%, 6/7/2018(b)	26,410	26,410
Osceola County Multi-Family Housing Finance Authority, Regatta Bay Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.12%, 6/7/2018(b)	10,400	10,400
Palm Beach County Multi-Family Housing Finance Authority, Renaissance Apartments Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.12%, 6/7/2018(b)	9,000	9,000

		507,745

Georgia — 0.8%
City of Atlanta, Water & Wastewater Series A-2, 1.60%, 6/5/2018	37,790	37,790
DeKalb Private Hospital Authority, Children’s Healthcare of Atlanta, Inc. Project Rev., VRDO, 1.04%, 6/7/2018(b)	83,340	83,340
Griffin-Spaulding County Development Authority, Industrial Development, Norcom, Inc. Project Rev., VRDO, LOC: Bank of America NA, 1.07%, 6/7/2018(b)	2,130	2,130
Henry County Water & Sewer Authority, EAGLE Series 2005-0008, Class A, Rev., VRDO, BHAC, FSA-CR, NATL-RE, LIQ: Citibank NA, 1.10%, 6/7/2018(b)	5,940	5,940
Private Colleges & Universities Authority, Emory University Series B-1, Rev., VRDO, 0.96%, 6/7/2018(b)	500	500

		129,700

Idaho — 0.1%
Coeur d’Alene Tribe Rev., VRDO, LOC: Bank of America NA, 1.09%, 6/7/2018(b)	5,775	5,775
Idaho State Building Authority, Prison Facilities Project Series A, Rev., VRDO, 1.07%, 6/7/2018(b)	6,380	6,380

		12,155

Illinois — 5.1%
Chicago O’Hare International Airport, Third Lien Rev., VRDO, LOC: Barclays Bank plc, 1.06%, 6/7/2018(b)	96,600	96,600
City of Galesburg, Knox College Project Series 1996, Rev., VRDO, LOC: PNC Bank NA, 1.06%, 6/7/2018(b)	4,300	4,300
County of Cook, Illinois, Catholic Theological Union Project Series 2005, Rev., VRDO, LOC: U.S. Bank NA, 1.06%, 6/7/2018(b)	23,256	23,256
County of Cook, Village of Justice, Multi-Family Housing, Candlewood Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.07%, 6/7/2018(b)	9,700	9,700
County of Lake, A L Hansen Manufacturing Co. Project Rev., VRDO, LOC: BMO Harris Bank NA, 1.08%, 6/7/2018(b)	940	940
County of Will Illinois Environmental, Exxon Mobil Corp. Series 2001, Rev., VRDO, 0.92%, 6/1/2018(b)	14,585	14,585
County of Will, ExxonMobil Project Rev., VRDO, 0.92%, 6/1/2018(b)	25,550	25,550
Illinois Educational Facilities Authority, Adler Planetarium Series 1997, Rev., VRDO, LOC: PNC Bank NA, 1.08%, 6/7/2018(b)	18,000	18,000
Illinois Educational Facilities Authority, Columbia College Chicago Rev., VRDO, LOC: BMO Harris Bank NA, 1.04%, 6/7/2018(b)	11,790	11,790
Illinois Finance Authority, Advocate Healthcare Network Series C-2A, Rev., VRDO, 1.10%, 6/7/2018(b)	48,730	48,730
Illinois Finance Authority, Bradley University
Series A, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	28,385	28,385
Series B, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	12,790	12,790

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Illinois — continued
Illinois Finance Authority, Chicago Symphony Orchestra Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	83,015	83,015
Illinois Finance Authority, Elmhurst Memorial Healthcare Series D, Rev., VRDO, LOC: Bank of America NA, 1.03%, 6/7/2018(b)	25,500	25,500
Illinois Finance Authority, Hospital Sisters Services, Inc. Series 2012-G, Rev., VRDO, LOC: Bank of Montreal, 1.05%, 6/7/2018(b)	20,945	20,945
Illinois Finance Authority, Mccormick Theological Seminary Project Rev., VRDO, LOC: Northern Trust Co., 1.06%, 6/7/2018(b)	14,750	14,750
Illinois Finance Authority, Northwestern Memorial Hospital Series A-4, Rev., VRDO, 0.87%, 6/1/2018(b)	21,700	21,700
Illinois Finance Authority, OSF Healthcare System Series B, Rev., VRDO, LOC: PNC Bank NA, 1.06%, 6/7/2018(b)	20,750	20,750
Illinois Finance Authority, The University of Chicago Medical Center Series 2011B, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.10%, 6/7/2018(b)	38,820	38,820
Illinois Finance Authority, The University Of Chicago Medical Center
Series D-1, Rev., VRDO, LOC: PNC Bank NA, 0.87%, 6/1/2018(b)	7,150	7,150
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.90%, 6/1/2018(b)	5,955	5,955
Illinois Finance Authority, University of Chicago Series B, Rev., VRDO, 1.01%, 6/7/2018(b)	21,247	21,247
Illinois Housing Development Authority, Homeowner Mortgage Series C-3, Rev., VRDO, AMT, 1.13%, 6/7/2018(b)	5,800	5,800
Illinois Housing Development Authority, Multifamily Housing, Foxview I & II Apartments Rev., VRDO, FHLMC, LOC: FHLMC, 1.03%, 6/7/2018(b)	19,000	19,000
Illinois State Toll Highway Authority
Series A-1B, Rev., VRDO, LOC: Bank of America NA, 1.01%, 6/7/2018(b)	20,000	20,000
Series A-2B, Rev., VRDO, LOC: PNC Bank NA, 1.01%, 6/7/2018(b)	1,000	1,000
Series A-2A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.04%, 6/7/2018(b)	51,900	51,900
Series A-2C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.06%, 6/7/2018(b)	26,700	26,700
Illinois State Toll Highway Authority, Variable Rate Senior Priority Series A-1B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.06%, 6/7/2018(b)	74,510	74,510
Jackson-Union Counties Regional Port District, Port Facility, Enron Transportation Services, LP Project Rev., VRDO, LOC: Wells Fargo Bank NA, 1.07%, 6/7/2018(b)	21,300	21,300
Joliet Regional Port District Rev., VRDO, 0.91%, 6/1/2018(b)	14,950	14,950
Regional Transportation Authority Series SGC-55, Class A, Rev., VRDO, FGIC, LOC: Societe Generale, 1.08%, 6/7/2018(b)(c)	4,345	4,345
Southwestern Illinois Development Authority, Health Facilities Series B, 1.64%, 7/16/2018	39,870	39,870
Village of Romeoville, Will County, Lewis University Series 2006, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.90%, 6/1/2018(b)	100	100

		833,933

Indiana — 2.2%
City of Rockport, PCR, AEP Generating Co. Project Series A, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.17%, 6/7/2018(b)	9,100	9,100
Indiana Finance Authority, Ascension Health Senior Credit Group Rev., VRDO, 1.10%, 6/7/2018(b)	53,575	53,575

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Indiana — continued
Indiana Finance Authority, Duke Energy Indiana, Inc. Project Series A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.06%, 6/7/2018(b)	26,575	26,575
Indiana Finance Authority, Educational Facilities Series A, Rev., VRDO, LOC: Northern Trust Co., 1.02%, 6/7/2018(b)	21,155	21,155
Indiana Finance Authority, Parkview Health System, Inc.
Series C, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.08%, 6/7/2018(b)	63,400	63,400
Series D, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.09%, 6/7/2018(b)	24,000	24,000
Indiana Finance Authority, Trinity Health Credit Group Series D-1, Rev., VRDO, 1.03%, 6/7/2018(b)	22,395	22,395
Indiana Health & Educational Facility Financing Authority, Community Hospital of Lagrange County, Inc. Project Series A, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	17,970	17,970
Indiana Health Facility Financing Authority, Ascension Health
Series A-2, Rev., VRDO, 1.10%, 6/7/2018(b)	24,000	24,000
Series E-6, Rev., VRDO, 1.10%, 6/7/2018(b)	37,615	37,615
Indiana State Finance Authority Hospital, University Health Obligated Group
Series 2009C, Rev., VRDO, LOC: Northern Trust Co., 1.08%, 6/7/2018(b)	20,510	20,510
Series E, Rev., VRDO, LOC: Bank of America NA, 1.09%, 6/7/2018(b)	17,300	17,300
Indiana State Finance Authority, Lease Appropriation, Stadium Project Series A, Rev., VRDO, 1.05%, 6/7/2018(b)	14,265	14,265

		351,860

Iowa — 0.9%
Iowa Finance Authority Series 2013B-2, Rev., VRDO, LOC: MUFG Union Bank NA, 0.83%, 6/1/2018(b)	19,270	19,270
Iowa Finance Authority, Midwestern Disaster Area, Archer-Daniels-Midland Co. Project Rev., VRDO, 1.07%, 6/7/2018(b)	80,800	80,800
Rev., VRDO, 1.07%, 6/7/2018(b)	27,635	27,635
Iowa Finance Authority, Midwestern Disaster Area, Chrisbro III, Inc. Project Series 2011, Rev., VRDO, LOC: U.S. Bank NA, 1.08%, 6/7/2018(b)	6,730	6,730
Iowa Finance Authority, Trinity Health Series D, Rev., VRDO, 1.04%, 6/7/2018(b)	7,630	7,630

		142,065

Kansas — 0.1%
City of Mission, Multi-Family Housing, Silverwood Apartment Project Rev., VRDO, FNMA, LOC: FNMA, 1.07%, 6/7/2018(b)	11,000	11,000

Kentucky — 1.4%
Boyle County, Centre College Project Series A, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	33,885	33,885
County of Carroll, Kentucky Environmental Facilities, Utilities Co. Project Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.10%, 6/7/2018(b)	70,147	70,147
County of Louisville & Jefferson, Metropolitan Government Norton Healthcare, Inc. Series 2013C, Rev., VRDO, LOC: PNC Bank NA, 1.08%, 6/7/2018(b)	32,000	32,000
Louisville & Jefferson County, Regional Airport Authority, Special Facilities, UPS Worldwide Forwarding, Inc. Project Series A, Rev., VRDO, 0.94%, 6/1/2018(b)	44,600	44,600
Louisville Regional Airport Authority, Special Facilities, BT-OH, LLC Project Series A, Rev., VRDO, 0.96%, 6/1/2018(b)	42,600	42,600

		223,232

Louisiana — 1.1%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge Rev., VRDO, 0.91%, 6/1/2018(b)	38,225	38,225
East Baton Rouge Parish Industrial Development Board, Inc., Exxon Mobil Corp. Rev., VRDO, 0.91%, 6/1/2018(b)	9,900	9,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Louisiana — continued
East Baton Rouge Parish Industrial Development Board, Inc., Exxon Mobil Corp., Gulf Opportunity Zone Series B, Rev., VRDO, 0.91%, 6/1/2018(b)	41,800	41,800
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project Series A, Rev., VRDO, 0.91%, 6/1/2018(b)	71,155	71,155
Louisiana Public Facilities Authority, Multifamily Housing, River View Rev., VRDO, FHLMC, 1.03%, 6/7/2018(b)	11,200	11,200
State of Louisiana, Gas & Fuels Tax Series 2016-XG0035, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	7,240	7,240

		179,520

Maryland — 1.2%
County of Montgomery Series A, 1.24%, 7/2/2018	114,000	114,000
Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments Project Series A, Class A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	5,265	5,265
Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, MonteVerde Apartments Series E, Rev., VRDO, FHLMC, LOC: FHLMC, 1.00%, 6/7/2018(b)	14,170	14,170
Maryland Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Walker Mews Apartments Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.05%, 6/7/2018(b)	11,700	11,700
Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program
Series B, Rev., VRDO, LOC: TD Bank NA, 1.05%, 6/7/2018(b)	6,300	6,300
Series D, Rev., VRDO, LOC: Bank of America NA, 1.13%, 6/7/2018(b)	1,354	1,354
Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Issue Series D, Rev., VRDO, LOC: TD Bank NA, 0.85%, 6/1/2018(b)	1,100	1,100
Maryland Stadium Authority, Sports Facilities, Football Stadium Issue Series 2007, Rev., VRDO, 1.03%, 6/7/2018(b)	25,655	25,655
Montgomery County Housing Opportunities Commission, Oakfield Apartments Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	2,000	2,000
Tender Option Bond Trust Receipts/CTFS Series 2018-XF2581, Rev., VRDO, LIQ: Morgan Stanley Bank, 1.09%, 6/7/2018(b)(c)	18,000	18,000

		199,544

Massachusetts — 2.1%
Commonwealth of Massachusetts Series B, GO, VRDO, 0.81%, 6/1/2018(b)	39,900	39,900
Class A, GO, VRDO, FGIC, LIQ: Societe Generale, 1.07%, 6/7/2018(b)(c)	13,605	13,605
Series C, GO, RAN, 2.00%, 6/25/2018	30,115	30,137
Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Series A, GO, VRDO, 0.93%, 6/7/2018(b)	37,550	37,550
Massachusetts Bay Transportation Authority, General Transportation System Series A-1, Rev., VRDO, 1.06%, 6/7/2018(b)	10,480	10,480
Massachusetts Department of Transportation Series A-6, Rev., VRDO, 1.08%, 6/7/2018(b)	21,265	21,265
Massachusetts Department of Transportation, Metropolitan Highway System, Senior Series A, Rev., VRDO, LOC: Barclays Bank plc, 1.10%, 6/7/2018(b)	33,500	33,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Massachusetts — continued
Massachusetts Development Finance Agency, Partners Healthcare System Series M-1, Rev., VRDO, LOC: U.S. Bank NA, 0.87%, 6/1/2018(b)	9,180	9,180
Massachusetts Health & Educational Facilities Authority Series G, Rev., VRDO, LOC: TD Bank NA, 0.85%, 6/1/2018(b)	22,640	22,640
Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts Series A-1, Rev., VRDO, 0.86%, 6/1/2018(b)	22,330	22,330
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System Series F3, Rev., VRDO, LOC: TD Bank NA, 1.01%, 6/7/2018(b)	15,265	15,265
Massachusetts Health & Educational Facilities Authority, Tufts University Series N-1, Rev., VRDO, 0.85%, 6/1/2018(b)	21,000	21,000
Massachusetts State Development Finance Agency, First Mortgage Brookhaven Series B, Rev., VRDO, LOC: Bank of America NA, 1.14%, 6/7/2018(b)	1,700	1,700
Massachusetts State Health & Educational Facilities Authority, Capital Asset Program
Series M-2, Rev., VRDO, LOC: Bank of America NA, 1.08%, 6/7/2018(b)	17,300	17,300
Series M-4A, Rev., VRDO, LOC: Bank of America NA, 1.10%, 6/7/2018(b)	2,100	2,100
Massachusetts Water Resources Authority Series A-3, Rev., VRDO, 1.01%, 6/7/2018(b)	22,000	22,000
University of Massachusetts Building Authority Series 1, Rev., VRDO, 1.09%, 6/7/2018(b)	19,070	19,070

		339,022

Michigan — 1.3%
Kent Hospital Finance Authority, Spectrum Health System Series C, Rev., VRDO, LOC: Bank of New York Mellon, 1.10%, 6/7/2018(b)	1,320	1,320
Michigan State Housing Development Authority, Rental Housing
Series D, Rev., VRDO, AMT, 1.10%, 6/7/2018(b)	33,675	33,675
Series C, Rev., VRDO, AMT, LIQ: Royal Bank of Canada, 1.13%, 6/7/2018(b)	33,865	33,865
Michigan State Housing Development Authority, Single-Family Mortgage
Series D, Rev., VRDO, 1.12%, 6/7/2018(b)	12,700	12,700
Series B, Rev., VRDO, AMT, 1.15%, 6/7/2018(b)	53,615	53,615
Tender Option Bond Trust Receipts/CTFS Series 2016-XF0394, Rev., VRDO, LIQ: Bank of America NA, 1.11%, 6/7/2018(b)(c)	11,580	11,580
University of Michigan
Series A, Rev., VRDO, 0.86%, 6/1/2018(b)	35,360	35,360
Series B, 1.24%, 7/2/2018	29,760	29,760

		211,875

Minnesota — 2.8%
City of Jacksonville, Health Care Facilities
1.83%, 11/1/2018	70,000	70,000
1.83%, 11/1/2018	35,000	35,000
City of Oak Park Heights, Multi-Family Rev., VRDO, FHLMC, LIQ: FHLMC, 1.02%, 6/7/2018(b)	22,345	22,345
City of Rochester, Health Care Facilities
1.24%, 7/6/2018	20,000	20,000
Series C, 1.83%, 11/1/2018	50,000	50,000
City of Rochester, Health Care Facilities, Mayo Clinic Series A, Rev., VRDO, 1.04%, 6/7/2018(b)	36,765	36,765
County of Hennepin Series B, GO, VRDO, 0.94%, 6/7/2018(b)	17,100	17,100
Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.04%, 6/7/2018(b)	8,010	8,010
Minneapolis & St Paul Housing & Redevelopment Authority, Health Care System, Allina Health System Series C-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.07%, 6/7/2018(b)	43,175	43,175

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Minnesota — continued
Series C-2, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	37,145	37,145
Minnesota Housing Finance Agency, Residential Housing Finance
Series F, Rev., VRDO, GNMA/FNMA/FHLMC, 1.07%, 6/7/2018(b)	37,800	37,800
Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC COLL, 1.10%, 6/7/2018(b)	23,000	23,000
State of Minnesota, Public Safety Radio Commerce System Project Rev., 5.00%, 6/1/2018	19,430	19,430
University of Minnesota
Series A, 1.24%, 7/2/2018	4,000	4,000
Series A, 1.24%, 7/6/2018	37,000	37,000

		460,770

Mississippi — 3.9%
County of Jackson, Port Facility, Chevron USA, Inc. Project Rev., VRDO, 0.89%, 6/1/2018(b)	38,100	38,100
Mississippi Business Finance Corp
Series C, Rev., VRDO, 0.89%, 6/1/2018(b)	33,080	33,080
Series I, Rev., VRDO, 0.89%, 6/1/2018(b)	24,730	24,730
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series B, Rev., VRDO, 0.85%, 6/1/2018(b)	18,750	18,750
Series F, Rev., VRDO, 0.85%, 6/1/2018(b)	8,100	8,100
Series H, Rev., VRDO, 0.85%, 6/1/2018(b)	42,545	42,545
Series K, Rev., VRDO, 0.85%, 6/1/2018(b)	35,785	35,785
Series A, Rev., VRDO, 0.89%, 6/1/2018(b)	9,990	9,990
Series C, Rev., VRDO, 0.89%, 6/1/2018(b)	33,470	33,470
Series C, Rev., VRDO, 0.89%, 6/1/2018(b)	31,420	31,420
Series G, Rev., VRDO, 0.89%, 6/1/2018(b)	23,520	23,520
Series G, Rev., VRDO, 0.89%, 6/1/2018(b)	19,825	19,825
Series A, Rev., VRDO, 0.92%, 6/1/2018(b)	97,200	97,200
Series D, Rev., VRDO, 0.92%, 6/1/2018(b)	15,660	15,660
Series E, Rev., VRDO, 0.92%, 6/1/2018(b)	23,800	23,800
Series F, Rev., VRDO, 1.00%, 6/7/2018(b)	10,125	10,125
Series C, Rev., VRDO, 1.01%, 6/7/2018(b)	10,000	10,000
Series E, Rev., VRDO, 1.01%, 6/7/2018(b)	9,100	9,100
Series A, Rev., VRDO, 1.05%, 6/7/2018(b)	103,430	103,430
Mississippi Development Bank Special Obligation, Harrison County Coliseum Series B, Rev., VRDO, LOC: Bank of America NA, 1.07%, 6/7/2018(b)	38,900	38,900
Mississippi Hospital Equipment & Facilities Authority, North Mississippi Health Services Rev., VRDO, 1.04%, 6/7/2018(b)	8,390	8,390

		635,920

Missouri — 4.5%
City of Kansas Series E, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.05%, 6/7/2018(b)	59,075	59,075
Health & Educational Facilities Authority of the State of Missouri
Series B, 1.64%, 6/5/2018	50,000	50,000
Series A, Rev., VRDO, LIQ: BJC Health System, 1.07%, 6/7/2018(b)	56,500	56,500
Series C, Rev., VRDO, LIQ: BJC Health System, 1.07%, 6/7/2018(b)	39,475	39,475
Series E, Rev., VRDO, 1.07%, 6/7/2018(b)	38,295	38,295
Series D, Rev., VRDO, 1.08%, 6/7/2018(b)	53,685	53,685
Series F, Rev., VRDO, 1.08%, 6/7/2018(b)	49,750	49,750
Series D, 1.78%, 6/14/2018	50,000	50,000
Series E, 1.78%, 6/14/2018	50,000	50,000
Series C, 1.65%, 7/11/2018	50,000	50,000
Health & Educational Facilities Authority of the State of Missouri, Bethesda Health Group Series B, Rev., VRDO, LOC: Bank of America NA, 0.91%, 6/1/2018(b)	12,315	12,315
Health & Educational Facilities Authority of the State of Missouri, SSM Health
Series D, Rev., VRDO, 1.04%, 6/7/2018(b)	11,000	11,000
Series E, Rev., VRDO, 1.04%, 6/7/2018(b)	11,000	11,000
Kansas City IDA, Livers Bronze Co. Project Rev., VRDO, LOC: Bank of America NA, 1.17%, 6/7/2018(b)	250	250

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Missouri — continued
Missouri Development Finance Board, Cultural Facilities, Kauffman Center for the Performing Arts Project Series A, Rev., VRDO, 0.94%, 6/1/2018(b)	26,000	26,000
Missouri Development Finance Board, Cultural Facilities, The Nelson Gallery Foundation Series A, Rev., VRDO, 0.87%, 6/1/2018(b)	42,330	42,330
Missouri State Health & Educational Facilities Authority Series B, Rev., VRDO, LIQ: BJC Health System, 1.07%, 6/7/2018(b)	61,810	61,810
Missouri State Health & Educational Facilities Authority, Health Facilities, SSM Health Care Series G, Rev., VRDO, 1.08%, 6/7/2018(b)	46,800	46,800
University of Missouri Series A, 1.57%, 6/5/2018	25,000	25,000

		733,285

Nebraska — 0.6%
County of Lancaster, Hospital Authority No. 1, BryanLGH Medical Center Series B-2, Rev., VRDO, LOC: U.S. Bank NA, 1.02%, 6/7/2018(b)	26,645	26,645
Lincoln Nebraska Electric System
Series 1995, 1.66%, 6/6/2018	40,000	40,000
Series 1995, 1.68%, 7/9/2018	32,750	32,750

		99,395

Nevada — 1.4%
City of Reno, Hospital, Renown Regional Medical Center Project Series A, Class A, Rev., VRDO, LOC: MUFG Union Bank NA, 1.07%, 6/7/2018(b)	30,060	30,060
Clark County, Nevada Airport System, Sub Lien Series C-3, Rev., VRDO, AMT, LOC: Sumitomo Mitsui Banking Corp., 1.08%, 6/7/2018(b)	9,580	9,580
County of Clark, Airport Series A, GO, VRDO, AMT, 1.08%, 6/7/2018(b)	40,105	40,105
County of Clark, Passenger Facility Charge, Mccarran International Airport Series F-2, Rev., VRDO, LOC: MUFG Union Bank NA, 1.04%, 6/7/2018(b)	38,100	38,100
Las Vegas Valley Water District
1.60%, 6/1/2018	50,000	50,000
1.24%, 7/9/2018	50,000	50,000
Nevada Housing Division, Multi-Unit Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.12%, 6/7/2018(b)	8,150	8,150

		225,995

New Jersey — 1.9%
New Jersey Health Care Facilities Financing Authority, Virtua Health, Inc. Rev., VRDO, LOC: TD Bank NA, 1.10%, 6/7/2018(b)	11,550	11,550
RBC Municipal Products, Inc. Trust, Floater Certificates
Series 2018-E117, Rev., VRDO, LIQ: Royal Bank of Canada, 0.99%, 6/1/2018(b)(c)	130,000	130,000
Series E-102, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	40,000	40,000
Series E-103, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	133,100	133,100

		314,650

New Mexico — 0.1%
University of New Mexico, Subordinate Lien System Series B, Rev., VRDO, 1.06%, 6/7/2018(b)	14,205	14,205

New York — 22.0%
City of New York
Subseries L-4, GO, VRDO, LOC: U.S. Bank NA, 0.87%, 6/1/2018(b)	9,375	9,375
Series B, Subseries B-4, GO, VRDO, 0.88%, 6/1/2018(b)	24,650	24,650
Series B, Subseries B-5, GO, VRDO, 0.88%, 6/1/2018(b)	62,540	62,540
GO, VRDO, 0.89%, 6/1/2018(b)	21,500	21,500
Series I, Subseries I-8, GO, VRDO, 0.90%, 6/1/2018(b)	12,615	12,615
Series I, Subseries I-3, GO, VRDO, LOC: Bank of America NA, 1.00%, 6/1/2018(b)	24,480	24,480
Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 1.03%, 6/1/2018(b)	15,310	15,310

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
City of New York, Fiscal Year 2006
Series I, Subseries I-4, GO, VRDO, LOC: TD Bank NA, 0.85%, 6/1/2018(b)	26,050	26,050
Series I, Subseries I-5, GO, VRDO, LOC: Bank of New York Mellon, 0.89%, 6/1/2018(b)	31,500	31,500
Series F, Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.05%, 6/7/2018(b)	36,400	36,400
City of New York, Fiscal Year 2008
Subseries D-3, GO, VRDO, 1.01%, 6/7/2018(b)	24,700	24,700
Subseries J-10, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.01%, 6/7/2018(b)	61,735	61,735
City of New York, Fiscal Year 2009 Series B, Subseries B-3, GO, VRDO, LOC: TD Bank NA, 0.94%, 6/7/2018(b)	100	100
City of New York, Fiscal Year 2012
Series G, Subseries G-7, Class G, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.86%, 6/1/2018(b)	26,725	26,725
Series G, Subseries G-6, GO, VRDO, LOC: Mizuho Bank Ltd., 0.90%, 6/1/2018(b)	52,310	52,310
Series G, Subseries G-3, GO, VRDO, LOC: Citibank NA, 0.95%, 6/7/2018(b)	24,000	24,000
City of New York, Fiscal Year 2013
Series A, Subseries A-2, GO, VRDO, LOC: Mizuho Bank Ltd., 0.90%, 6/1/2018(b)	28,100	28,100
Series A, Subseries A-3, GO, VRDO, LOC: Mizuho Bank Ltd., 0.90%, 6/1/2018(b)	3,400	3,400
City of New York, Fiscal Year 2014 Series D, Subseries D-5, GO, VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	61,550	61,550
City of New York, Fiscal Year 2015 Series F, Subseries F-7, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.16%, 6/7/2018(b)	14,200	14,200
City of New York, Fiscal Year 2016 Series I, Subseries I-6, GO, VRDO, LOC: Bank of New York Mellon, 0.89%, 6/1/2018(b)	10,225	10,225
City of New York, Fiscal Year 2017
Series A, Subseries A-6, GO, VRDO, 0.96%, 6/1/2018(b)	35,345	35,345
Subseries A-5, GO, VRDO, 1.03%, 6/1/2018(b)	45,100	45,100
City of New York, Housing Development Corp. Series A, Rev., VRDO, FNMA, LIQ: FNMA, 1.06%, 6/7/2018(b)	19,800	19,800
City of New York, Housing Development Corp., State Renaissance Court Rev., VRDO, FHLMC, LIQ: FHLMC, 1.06%, 6/7/2018(b)	35,200	35,200
Metropolitan Transportation Authority
Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.83%, 6/1/2018(b)	13,900	13,900
Subseries E-3, Rev., VRDO, LOC: Citibank NA, 0.94%, 6/7/2018(b)	58,930	58,930
Subseries E-2, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 0.96%, 6/7/2018(b)	31,740	31,740
Subseries G-2, Rev., VRDO, LOC: TD Bank NA, 1.01%, 6/7/2018(b)	54,525	54,525
Subseries E-2, Rev., VRDO, LOC: Bank of America NA, 1.02%, 6/7/2018(b)	27,460	27,460
Series E, Subseries E-3, Rev., VRDO, LOC: Bank of Montreal, 1.06%, 6/7/2018(b)	19,100	19,100
Series D, Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.07%, 6/7/2018(b)	75,945	75,945

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
Metropolitan Transportation Authority, Dedicated Tax Fund Subseries B-1, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.06%, 6/7/2018(b)	47,500	47,500
Nassau County Interim Finance Authority, A Public Benefit Corp. of the State of New York, Sales Tax Secured Series B, Rev., VRDO, 0.97%, 6/7/2018(b)	43,460	43,460
Nassau County Interim Finance Authority, Sales Tax Secured Series A, Rev., VRDO, 1.04%, 6/7/2018(b)	27,130	27,130
Nassau Health Care Corp., Nassau County Guaranteed
Subseries B-1, Rev., VRDO, LOC: TD Bank NA, 1.05%, 6/7/2018(b)	9,925	9,925
Subseries B-2, Rev., VRDO, LOC: TD Bank NA, 1.07%, 6/7/2018(b)	20,045	20,045
New York City Health & Hospital Corp., Health System
Series C, Rev., VRDO, LOC: TD Bank NA, 0.94%, 6/7/2018(b)	36,100	36,100
Series B, Rev., VRDO, LOC: TD Bank NA, 1.08%, 6/7/2018(b)	8,750	8,750
New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	4,760	4,760
New York City Housing Development Corp., Multi-Family Mortgage, 245 East 124th Street Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.04%, 6/7/2018(b)	2,800	2,800
New York City Housing Development Corp., Multi-Family Mortgage, Highbridge Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	13,600	13,600
New York City Housing Development Corp., Multi-Family Rental Housing, West 89th Street Development Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 6/7/2018(b)	10,630	10,630
New York City Municipal Water Finance Authority, Water & Sewer System Series B, Subseries B-1, Rev., VRDO, 0.87%, 6/1/2018(b)	7,150	7,150
Series A, Subseries A-1, Rev., VRDO, 0.88%, 6/1/2018(b)	55,000	55,000
Subseries B-3, Rev., VRDO, 0.91%, 6/1/2018(b)	22,300	22,300
New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008
Subseries B-4, Rev., VRDO, 1.04%, 6/7/2018(b)	23,805	23,805
Subseries B-1A, Rev., VRDO, 1.05%, 6/7/2018(b)	64,400	64,400
New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2012 Series A-2, Rev., VRDO, 0.87%, 6/1/2018(b)	6,000	6,000
New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2013 Series AA, Subseries AA-1, Rev., VRDO, 0.87%, 6/1/2018(b)	34,640	34,640
New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2015 Rev., VRDO, 0.92%, 6/1/2018(b)	47,300	47,300
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution Series BB-2, Rev., VRDO, 0.87%, 6/1/2018(b)	16,300	16,300
Subseries AA-4, Rev., VRDO, 0.90%, 6/1/2018(b)	8,000	8,000
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2001 Subseries F-1, Rev., VRDO, 0.90%, 6/1/2018(b)	66,935	66,935
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2009 Series BB, Subseries BB-1, Rev., VRDO, 0.94%, 6/1/2018(b)	9,600	9,600
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, 0.85%, 6/1/2018(b)	47,975	47,975

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2013 Subseries AA-2, Rev., VRDO, 1.07%, 6/7/2018(b)	37,700	37,700
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2014
Series AA, Subseries AA1-AA6, Rev., VRDO, 0.85%, 6/1/2018(b)	24,350	24,350
Series AA, Subseries AA-5, Rev., VRDO, 0.90%, 6/1/2018(b)	74,815	74,815
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015 Series BB-3, Rev., VRDO, 0.98%, 6/7/2018(b)	42,350	42,350
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2016 Series AA-2, Rev., VRDO, 0.87%, 6/1/2018(b)	44,965	44,965
New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2017
Series BB, Rev., VRDO, 1.00%, 6/1/2018(b)	23,870	23,870
Series BB-1B, Rev., VRDO, 1.00%, 6/1/2018(b)	50,245	50,245
Subseries BB-3, Rev., VRDO, 0.98%, 6/7/2018(b)	37,500	37,500
New York City Municipal Water Finance Authority, Water and Sewer System
Series B, Subseries B-4, Rev., VRDO, 0.87%, 6/1/2018(b)	10,000	10,000
Series BB-4, Rev., VRDO, 0.87%, 6/1/2018(b)	13,535	13,535
Rev., VRDO, 0.91%, 6/1/2018(b)	23,550	23,550
New York City Transitional Finance Authority Future Tax Secured
Subseries B-3, Rev., VRDO, 0.88%, 6/1/2018(b)	19,325	19,325
Subseries A-4, Rev., VRDO, 0.91%, 6/1/2018(b)	31,750	31,750
New York City Transitional Finance Authority, Future Tax Secured
Subseries A-4, Rev., VRDO, 0.88%, 6/1/2018(b)	7,735	7,735
Subseries E-4, Rev., VRDO, 0.91%, 6/1/2018(b)	1,350	1,350
Subseries C-6, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.15%, 6/7/2018(b)	14,000	14,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2001 Series C, Rev., VRDO, 1.05%, 6/7/2018(b)	50,510	50,510
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003
Subseries A-4, Rev., VRDO, 0.85%, 6/1/2018(b)	20,400	20,400
Subseries C4, Rev., VRDO, 0.96%, 6/1/2018(b)	1,100	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.05%, 6/7/2018(b)	41,340	41,340
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013
Series A, Subseries A-4, Rev., VRDO, 0.85%, 6/1/2018(b)	2,650	2,650
Subseries A-6, Rev., VRDO, 0.87%, 6/1/2018(b)	55,320	55,320
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2014 Subseries D-3, Rev., VRDO, 0.90%, 6/1/2018(b)	83,190	83,190
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2015 Subseries A-3, Rev., VRDO, 0.90%, 6/1/2018(b)	76,365	76,365
New York City Transitional Finance Authority, New York City Recovery Subseries 2-F, Rev., VRDO, LIQ: Sumitomo Mitsui Banking, 1.07%, 6/7/2018(b)	11,110	11,110

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 1.09%, 6/7/2018(b)	1,765	1,765
Series 3, Subseries 3-G, Rev., VRDO, 1.09%, 6/7/2018(b)	14,815	14,815
New York City Transitional Finance Authority, Recovery Series 1, Subseries 1D, Rev., VRDO, 0.94%, 6/1/2018(b)	8,195	8,195
New York City Trust for Cultural Resources, American Museum of Natural History Series B3, Rev., VRDO, 1.09%, 6/7/2018(b)	13,485	13,485
New York Liberty Development Corp. Series 2015-XF2146, Rev., VRDO, LIQ: Citibank NA, 1.08%, 6/7/2018(b)(c)	3,160	3,160
New York State Dormitory Authority
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.04%, 6/7/2018(b)	37,840	37,840
Series 2016-XF2282, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	7,400	7,400
New York State Dormitory Authority, City University System, CONS Fifth General Resolution
Series D, Rev., VRDO, LOC: TD Bank NA, 1.01%, 6/7/2018(b)	42,730	42,730
Series C, Rev., VRDO, LOC: Bank of America NA, 1.03%, 6/7/2018(b)	97,275	97,275
New York State Dormitory Authority, Court Facilities Lease Series B, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.08%, 6/7/2018(b)	69,525	69,525
New York State Dormitory Authority, St. John’s University Series B-1, Rev., VRDO, LOC: Bank of America NA, 1.01%, 6/7/2018(b)	21,560	21,560
New York State Energy Research & Development Authority, Consolidated Edison Co. of New York, Inc. Project Series C, Subseries C-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.01%, 6/7/2018(b)	12,700	12,700
New York State Energy Research & Development Authority, Consolidated Edison Co., Inc. Project
Series A, Subseries A-1, Rev., VRDO, LOC: Mizuho Bank Ltd., 0.96%, 6/7/2018(b)	18,600	18,600
Series A, Subseries A-3, Rev., VRDO, LOC: Mizuho Bank Ltd., 1.18%, 6/7/2018(b)	14,920	14,920
New York State Housing Finance Agency, 10 Barclay Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.07%, 6/7/2018(b)	2,755	2,755
New York State Housing Finance Agency, 222 East 44th Street Housing Series A, Rev., VRDO, LOC: Bank of China, 1.15%, 6/7/2018(b)	23,250	23,250
New York State Housing Finance Agency, 240 East 39th Street Housing Series A, Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	14,500	14,500
New York State Housing Finance Agency, 25 West 25th Street Housing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	56,500	56,500
New York State Housing Finance Agency, 350 West 43rd Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.94%, 6/1/2018(b)	29,500	29,500
New York State Housing Finance Agency, 360 West 43rd Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 6/7/2018(b)	2,400	2,400
New York State Housing Finance Agency, 363 West 30th Street Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.07%, 6/7/2018(b)	9,000	9,000
New York State Housing Finance Agency, 42nd and 10th Housing
Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.07%, 6/7/2018(b)	13,010	13,010
Series A, Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.12%, 6/7/2018(b)	67,530	67,530

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
New York State Housing Finance Agency, 42nd West 10th Street Housing Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.07%, 6/7/2018(b)	16,425	16,425
New York State Housing Finance Agency, 505 West 37th Street Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.99%, 6/1/2018(b)	58,310	58,310
New York State Housing Finance Agency, 555 Tenth Avenue Housing Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.10%, 6/7/2018(b)	58,250	58,250
New York State Housing Finance Agency, 606 West 57th Street Housing Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.08%, 6/7/2018(b)	20,315	20,315
New York State Housing Finance Agency, 8 East 120nd Street Housing Series A, Rev., VRDO, LOC: TD Bank NA, 0.94%, 6/7/2018(b)	42,185	42,185
New York State Housing Finance Agency, Clinton Park Phase II Series A-1, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.07%, 6/7/2018(b)	3,900	3,900
New York State Housing Finance Agency, East 84th Street Housing Series A, Class E, Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	28,200	28,200
New York State Housing Finance Agency, Madison Avenue Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.90%, 6/1/2018(b)	58,880	58,880
New York State Housing Finance Agency, Manhattan West Residential Housing Series A, Rev., VRDO, LOC: Bank of China, 1.18%, 6/7/2018(b)	42,750	42,750
New York State Housing Finance Agency, North End Series A, Rev., VRDO , FNMA, LOC: FNMA, 1.07%, 6/7/2018(b)	7,050	7,050
New York State Housing Finance Agency, Service Contract Series M-1, Rev., VRDO, LOC: Bank of America NA, 0.94%, 6/7/2018(b)	13,260	13,260
New York State Housing Finance Agency, Theater Row Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.13%, 6/7/2018(b)	11,300	11,300
New York State Housing Finance Agency, Tribeca Landing Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 6/7/2018(b)	1,800	1,800
New York State Housing Finance Agency, Union Square South Housing Rev., VRDO, FNMA, LOC: FNMA, 1.06%, 6/7/2018(b)	41,950	41,950
New York State Housing Finance Agency, West 23rd Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 6/7/2018(b)	2,100	2,100
New York State Housing Finance Agency, West End Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	13,200	13,200
New York State Housing Finance Agency, Weyant Green Apartments Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	100	100
New York State Housing Finance Agency, Worth Street Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.13%, 6/7/2018(b)	3,400	3,400
RBC Municipal Products, Inc. Trust GO, VRDO, LOC: Royal Bank of Canada, 0.97%, 6/1/2018(b)(c)	50,000	50,000
RBC Municipal Products, Inc. Trust, Floater Certificates Series E-99, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	20,000	20,000
Tender Option Bond Trust Receipts/CTFS
Series 2016-XG0018, Rev., VRDO, LIQ: Bank of America NA, 1.08%, 6/7/2018(b)(c)	11,250	11,250
Series 2018-XF2550, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	18,375	18,375
Triborough Bridge & Tunnel Authority Subseries B-2, Rev., VRDO, LOC: Citibank NA, 0.87%, 6/1/2018(b)	4,600	4,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
New York — continued
Triboough Bridge & Tunnel Authority, MTA Bridges & Tunnels
Series A, Rev., VRDO, LOC: TD Bank NA, 1.05%, 6/7/2018(b)	26,450	26,450
Series C, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.12%, 6/7/2018(b)	26,315	26,315

		3,584,420

North Carolina — 2.4%
Buncombe County Metropolitan Sewerage District Series A, Rev., VRDO, 1.10%, 6/7/2018(b)	24,720	24,720
City of Charlotte, 2003 Governmental Facilities Projects Series G, COP, VRDO, LIQ: Wells Fargo Bank NA, 1.09%, 6/7/2018(b)	46,860	46,860
City of Charlotte, Governmental Facilities Series F, COP, VRDO, 1.03%, 6/7/2018(b)	7,675	7,675
City of Greensboro, Combined Enterprise System Series A, Rev., VRDO, 1.02%, 6/7/2018(b)	19,580	19,580
City of Raleigh, Combined Enterprise System Series B, Rev., VRDO, 1.04%, 6/7/2018(b)	5,035	5,035
City of Raleigh, Downtown Improvement Projects
Series A, COP, VRDO, 1.10%, 6/7/2018(b)	40,900	40,900
Series B-1, COP, VRDO, 1.10%, 6/7/2018(b)	46,570	46,570
City of Raleigh, Enterprise System Series A, Rev., VRDO, 1.04%, 6/7/2018(b)	7,835	7,835
Durham County Industrial Facilities & Pollution Control Financing Authority, Research Triangle Institute Series 2007, Rev., VRDO, LOC: Wells Fargo Bank NA, 0.95%, 6/7/2018(b)	17,830	17,830
Forsyth County
Series A, GO, VRDO, 1.08%, 6/7/2018(b)	5,635	5,635
Series B, GO, VRDO, 1.08%, 6/7/2018(b)	13,100	13,100
Series B, GO, VRDO, 1.08%, 6/7/2018(b)	5,500	5,500
North Carolina Capital Facilities Finance Agency, NCCU Real Estate Series A, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	15,100	15,100
North Carolina Medical Care Commission, Health Care Facilities, WakeMed Series C, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.07%, 6/7/2018(b)	13,695	13,695
North Carolina Medical Care Commission, Moses Cone Health System
Series A, Rev., VRDO, 1.01%, 6/7/2018(b)	33,755	33,755
Series A, Rev., VRDO, 1.07%, 6/7/2018(b)	16,300	16,300
North Carolina State University at Raleigh Series B, Rev., VRDO, 1.08%, 6/7/2018(b)	20,580	20,580
Person County Industrial Facilities & Pollution Control Financing Authority, Recovery Zone Facility, CertainTeed Gypsum NC, Inc. Series 2010, Rev., VRDO, LOC: Credit Industrial ET, 1.07%, 6/7/2018(b)	14,800	14,800
University of North Carolina, University Hospital at Chapel Hill
Series A, Rev., VRDO, 0.87%, 6/1/2018(b)	12,390	12,390
Series A, Rev., VRDO, 1.01%, 6/7/2018(b)	10,870	10,870
Series B, Rev., VRDO, 1.08%, 6/7/2018(b)	17,875	17,875

		396,605

Ohio — 1.4%
City of Blue Ash, Economic Development, Ursuline Academy of Cincinnati Project Series 2008, Rev., VRDO, LOC: PNC Bank NA, 1.19%, 6/7/2018(b)	300	300
City of Cleveland, Airport System Series D, Rev., VRDO, LOC: U.S. Bank NA, 1.04%, 6/7/2018(b)	5,175	5,175
County of Cleveland-Cuyahoga, Port Authority Cultural Facility, Museum of Art Project Series B, Rev., VRDO, 1.05%, 6/7/2018(b)	20,000	20,000
County of Cuyahoga, Ohio, Hospital Facilities, Sisters of Charity Health System Series 2000, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	22,305	22,305
County of Franklin, Trinity Health Credit Group Rev., VRDO, 1.80%, 6/7/2018(b)	13,000	13,000
County of Hamilton, Hospital Facilities Series B, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	10,500	10,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Ohio — continued
County of Hamilton, Hospital Facilities, Elizabeth Gamble Deaconess Home Association Series A, Rev., VRDO, LOC: Northern Trust Co., 1.06%, 6/7/2018(b)	15,850	15,850
Ohio Higher Educational Facility Commission, Hospital, Cleveland Clinic Health System Series B-4, Rev., VRDO, 0.82%, 6/1/2018(b)	14,000	14,000
Rev., VRDO, 0.89%, 6/1/2018(b)	12,300	12,300
Rev., VRDO, LIQ: Bank of New York Mellon, 0.89%, 6/1/2018(b)	6,550	6,550
Ohio State Water Development Authority, Water Pollution Control Loan Fund Series 2016 A, Rev., VRDO, LIQ: BMO Harris Bank NA, 1.10%, 6/7/2018(b)	45,000	45,000
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-104, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	28,745	28,745
Series E-119, Rev., VRDO, LOC: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	15,000	15,000
State of Ohio, Infrastructure Improvement Series A, GO, VRDO, 1.10%, 6/7/2018(b)	15,375	15,375

		224,100

Oregon — 0.2%
Clackamas County Hospital Facility Authority, Legacy Health System Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.05%, 6/7/2018(b)	15,450	15,450
Oregon Health & Science University Series B-3, Rev., VRDO, LOC: U.S. Bank NA, 0.87%, 6/1/2018(b)	7,500	7,500
State of Oregon, Facilities Authority, PeaceHealth Series B, Rev., VRDO, LOC: U.S. Bank NA, 1.07%, 6/7/2018(b)	3,635	3,635
State of Oregon,Veterans Welfare GO, VRDO, 0.87%, 6/1/2018(b)	6,600	6,600

		33,185

Other — 1.0%
FHLMC, Multi-Family Housing
Series M025, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.08%, 6/7/2018(b)	20,370	20,370
Series M026, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.08%, 6/7/2018(b)	11,250	11,250
Series M015, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.10%, 6/7/2018(b)	9,600	9,600
Series M019, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.10%, 6/7/2018(b)	43,058	43,058
Series M020, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.10%, 6/7/2018(b)	17,944	17,944
Series M021, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.10%, 6/7/2018(b)	47,045	47,045
Series M024, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 1.10%, 6/7/2018(b)	16,435	16,435
SunAmerica Taxable Trust Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.12%, 6/7/2018(b)	2,435	2,435

		168,137

Pennsylvania — 3.8%
Bucks County IDA, Grand View Hospital
Series A, Rev., VRDO, LOC: TD Bank NA, 1.01%, 6/7/2018(b)	10,540	10,540
Series B, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	21,400	21,400
Butler County General Authority Series SGC-58, Class A, Rev., VRDO, LIQ: Societe Generale, 1.07%, 6/7/2018(b)(c)	19,090	19,090
Butler County General Authority, North Allegheny School District Project Series B, Rev., VRDO, 1.06%, 6/7/2018(b)	8,570	8,570
City of Philadelphia
Series A, Rev., 2.00%, 6/29/2018	25,000	25,013
City of Philadelphia, Gas Works, 1998 General Ordinance, Eight
Series E, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	24,770	24,770

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.06%, 6/7/2018(b)	12,900	12,900
Series B, Rev., VRDO, LOC: Wells Fargo Bank NA, 1.10%, 6/7/2018(b)	18,115	18,115
County of Allegheny
Series C, GO, VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	33,775	33,775
Series C-51, GO, VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	12,000	12,000
Delaware Valley Regional Finance Authority, Local Government Class A, Rev., VRDO, LIQ: Societe Generale, 1.07%, 6/7/2018(b)(c)	16,295	16,295
Fayette County Hospital Authority, Regional Health System Series A, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	26,560	26,560
Geisinger Authority Pennsylvania Health System Series A, Rev., VRDO, 0.87%, 6/1/2018(b)	10,330	10,330
Lackawanna County Multi-Purpose Stadium Authority, Hotel Room Rental Tax Rev., VRDO, LOC: PNC Bank NA, 1.06%, 6/7/2018(b)	15,540	15,540
Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project
Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	18,910	18,910
Series A-T2, Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	2,190	2,190
Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	17,080	17,080
Pennsylvania Higher Educational Facilities Authority, Drexel University Series B, Rev., VRDO, LOC: TD Bank NA, 0.90%, 6/1/2018(b)	9,800	9,800
Pennsylvania Higher Educational Facilities Authority, Susquehanna University Rev., VRDO, LOC: PNC Bank NA, 1.06%, 6/7/2018(b)	2,400	2,400
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2007-99C, Rev., VRDO, AMT, 1.09%, 6/7/2018(b)	4,910	4,910
Philadelphia Authority, Industrial Development Multi-Modal Lease Series B-3, Rev., VRDO, LOC: PNC Bank NA, 1.05%, 6/7/2018(b)	28,305	28,305
RBC Municipal Products, Inc. Trust, Floater Certificates
Series E-110, Rev., VRDO, LIQ: Royal Bank of Canada, 0.97%, 6/1/2018(b)(c)	40,000	40,000
Series E-111, Rev., VRDO, LIQ: Royal Bank of Canada, 0.97%, 6/1/2018(b)(c)	160,095	160,095
Series E-101, Rev., VRDO, LIQ: Royal Bank of Canada, 1.09%, 6/7/2018(b)(c)	72,250	72,250

		610,838

Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp., Educational Institution, International Institute of Rhode Island Rev., VRDO, LOC: Bank of America NA, 1.11%, 6/7/2018(b)	1,560	1,560
Rhode Island Health & Educational Building Corp., Higher Education Facilities, Roger Williams University Issue Series 2008 B, Rev., VRDO, LOC: U.S. Bank NA, 1.04%, 6/7/2018(b)	32,190	32,190
Rhode Island Health & Educational Building Corp., Higher Education Facility, Rhode Island School of Design Issue Series 2008 B, Rev., VRDO, LOC: TD Bank NA, 1.05%, 6/7/2018(b)	7,045	7,045
Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield Project Rev., VRDO, AMT, FHLMC, LOC: FHLMC, 1.11%, 6/7/2018(b)	7,000	7,000
Rhode Island Industrial Facilities Corp., Marine Terminal, ExxonMobil Project Rev., VRDO, 0.88%, 6/1/2018(b)	450	450

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Pennsylvania — continued
Tender Option Bond Trust Receipts/CTFS Series 2018-XF2559, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	9,000	9,000

		57,245

South Carolina — 0.1%
City of Columbia, Waterworks & Sewer System Series 2009, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.06%, 6/7/2018(b)	10,000	10,000
City of North Charleston, Public Facilities Convention, Convention Center Project COP, VRDO, LOC: Bank of America NA, 1.11%, 6/7/2018(b)	3,600	3,600

		13,600

Tennessee — 0.7%
City of Johnson, Health and Educational Facilities Board
Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.03%, 6/7/2018(b)	31,835	31,835
Series A, Rev., VRDO, LOC: U.S. Bank NA, 1.05%, 6/7/2018(b)	8,075	8,075
Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Fund Rev., VRDO, LOC: Bank of America NA, 0.97%, 6/1/2018(b)	36,850	36,850
Metropolitan Government of Nashville & Davidson County Industrial Development Board, Multifamily Housing, Arbor Knoll Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.05%, 6/7/2018(b)	13,400	13,400
Metropolitan Government of Nashville & Davidson County, Water & Sewer System 1.20%, 7/10/2018	25,000	25,000

		115,160

Texas — 8.3%
Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects Rev., VRDO, FNMA, LOC: FNMA, 1.10%, 6/7/2018(b)	8,600	8,600
City of Austin, Airport System Subseries 2005-4, Rev., VRDO, AMT, AGM, LOC: Sumitomo Mitsui Banking Corp., 1.07%, 6/7/2018(b)	24,325	24,325
City of Austin, Texas Hotel Occupancy Tax Series A, Rev., VRDO, LOC: Citibank NA, 1.06%, 6/7/2018(b)	18,715	18,715
City of Austin, Water & Wastewater System Rev., VRDO, LOC: Citibank NA, 1.07%, 6/7/2018(b)	36,015	36,015
City of Garland, Electric Utility System
Series 2014, 1.20%, 6/12/2018	29,895	29,895
Series 2014, 1.20%, 6/26/2018	10,000	10,000
City of Houston, Combined Utility System, First Lien
Series 2004B-3, Rev., VRDO, LOC: Sumitomo Mitsui Banking Corp., 1.04%, 6/7/2018(b)	10,600	10,600
Series B-2, Rev., VRDO, LOC: Citibank NA, 1.04%, 6/7/2018(b)	21,000	21,000
Series B-4, Rev., VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.04%, 6/7/2018(b)	41,700	41,700
City of San Antonio Electric & Gas Series B, 1.73%, 6/6/2018	53,000	53,000
County of Harris, Cultural Education Facilities Finance Corp., Hospital, Memorial Hermann Health System Rev., VRDO, 1.03%, 6/7/2018(b)	25,000	25,000
County of Harris, Industrial Development Corp., Pollution Control Rev., VRDO, 0.91%, 6/1/2018(b)	11,400	11,400
County of Harris, Industrial Development Corp., Pollution Control, Exxon Corp. Rev., VRDO, 0.91%, 6/1/2018(b)	21,200	21,200
County of Jefferson, Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project Rev., VRDO, 1.15%, 6/7/2018(b)	10,600	10,600
East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project Series B, Rev., VRDO, 0.98%, 6/1/2018(b)	18,300	18,300
Gulf Coast Authority Rev., VRDO, 0.91%, 6/1/2018(b)	15,200	15,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Texas — continued
Gulf Coast Waste Disposal Authority, Environmental Facilities, American Acryl LP Project Series 2003, Rev., VRDO, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ Ltd., 1.13%, 6/7/2018(b)	12,000	12,000
Gulf Coast Waste Disposal Authority, Environmental Facilities, ExxonMobil Project
Rev., VRDO, 0.92%, 6/1/2018(b)	25,000	25,000
Rev., VRDO, 0.96%, 6/1/2018(b)	22,400	22,400
Gulf Coast Waste Disposal Authority, Exxon Corp. Rev., VRDO, 0.91%, 6/1/2018(b)	32,900	32,900
Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System Rev., VRDO, 1.03%, 6/7/2018(b)	24,690	24,690
Series D, Rev., VRDO, 1.03%, 6/7/2018(b)	18,500	18,500
Harris County Industrial Development Corp., Pollution Control, Exxon Corp. Series 1987, Rev., VRDO, 0.92%, 6/1/2018(b)	15,300	15,300
Lower Neches Valley Authority Industrial Development Corp, Exxonmobil Project Series B, Rev., VRDO, 0.92%, 6/1/2018(b)	69,740	69,740
Lower Neches Valley Authority Industrial Development Corp., ExxonMobil Project
Series A, Rev., VRDO, 0.88%, 6/1/2018(b)	17,050	17,050
Series A-2, Rev., VRDO, 0.88%, 6/1/2018(b)	1,300	1,300
Subseries A-3, Rev., VRDO, 0.88%, 6/1/2018(b)	100	100
Series 2010, Rev., VRDO, 0.92%, 6/1/2018(b)	45,795	45,795
Series 2011, Rev., VRDO, 0.92%, 6/1/2018(b)	13,325	13,325
Series 2012, Rev., VRDO, 0.92%, 6/1/2018(b)	5,325	5,325
North Texas Tollway Authority
Series D, Rev., VRDO, LOC: Royal Bank of Canada, 1.08%, 6/7/2018(b)	18,600	18,600
Series 2016-XG0036, Rev., VRDO, LIQ: Citibank NA, 1.09%, 6/7/2018(b)(c)	6,750	6,750
Port Freeport, Brazos River Harbor Navigation District Of Brazoria County, Texas Environmental Facilities
Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.94%, 6/1/2018(b)	12,500	12,500
Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.94%, 6/1/2018(b)	7,300	7,300
State of Texas Series 2016, GO, VRDO, 1.11%, 6/7/2018(b)	95,450	95,450
Rev., 4.00%, 8/30/2018	117,440	118,088
State of Texas, Public Finance Authority Series 2003, 1.68%, 7/3/2018	33,150	33,150
Tarrant County Cultural Education Facilities Finance Corp.
Series B, Rev., VRDO, LOC: TD Bank NA, 0.92%, 6/1/2018(b)	22,615	22,615
Rev., VRDO, 1.02%, 6/7/2018(b)	25,000	25,000
Rev., VRDO, 1.03%, 6/7/2018(b)	55,735	55,735
Rev., VRDO, LOC: Bank of New York Mellon, 1.10%, 6/7/2018(b)	20,200	20,200
Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals of Dallas Project Series A, Rev., VRDO, LOC: TD Bank NA, 0.85%, 6/1/2018(b)	23,160	23,160
Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System Series 2012-B, Rev., VRDO, 1.15%, 6/7/2018(b)	34,000	34,000
Rev., VRDO, 1.16%, 6/7/2018(b)	35,900	35,900
Series A, Rev., VRDO, 1.16%, 6/7/2018(b)	46,860	46,860
Tender Option Bond Trust Receipts/CTFS Series 2015-XM0071, Rev., VRDO, AGM, LIQ: Bank of America NA, 1.11%, 6/7/2018(b)(c)	1,360	1,360
Texas Department of Housing & Community Affairs, Multi-Family Housing, Terraces at Cibolo Rev., VRDO, LOC: Citibank NA, 1.10%, 6/7/2018(b)	4,700	4,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Texas — continued
Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments Project Series A-1, Rev., VRDO, FHLMC, LOC: FHLMC, 1.11%, 6/7/2018(b)	740	740
University of Texas, Financing System
Series B, Rev., VRDO, 0.86%, 6/7/2018(b)	70,365	70,365
Series B, Class B, Rev., VRDO, 0.95%, 6/7/2018(b)	38,800	38,800
Series A, 1.62%, 7/16/2018	12,740	12,740

		1,342,988

Utah — 1.5%
Central Utah Water Conservancy District Series A, Rev., VRDO, 1.10%, 6/7/2018(b)	23,700	23,700
City of Murray, Utah Hospital IHC- Health Service, Inc. Series D, Rev., VRDO, 0.88%, 6/1/2018(b)	27,365	27,365
County of Utah Hospital, IHC Health Services, Inc.
Series B, Rev., VRDO, 1.03%, 6/7/2018(b)	8,225	8,225
Series C, Rev., VRDO, 1.03%, 6/7/2018(b)	8,300	8,300
Series B, Rev., VRDO, 1.06%, 6/7/2018(b)	22,150	22,150
Series C, Rev., VRDO, 1.06%, 6/7/2018(b)	27,650	27,650
Series C, Rev., VRDO, 1.08%, 6/7/2018(b)	95,440	95,440
Utah Housing Finance Agency, Single Family Mortgage
Series D-1, Rev., VRDO, AMT, 1.10%, 6/7/2018(b)	3,120	3,120
Series E-1, Class I, Rev., VRDO, AMT, 1.10%, 6/7/2018(b)	3,220	3,220
Series F-2, Class I, Rev., VRDO, 1.11%, 6/7/2018(b)	3,200	3,200
Utah Water Finance Agency Rev., VRDO, 1.10%, 6/7/2018(b)	25,000	25,000

		247,370

Virginia — 0.7%
Albermarle County Economic Development Authority, Virginia Hospital Facilities, Sentara Martha Jefferson Hospital
Series A, Rev., VRDO, 0.83%, 6/1/2018(b)	34,700	34,700
Series A, Rev., VRDO, 1.04%, 6/7/2018(b)	16,000	16,000
County of Loudon, IDA, Multi-Modal, Howard Huges Medical Institute Series B, Rev., VRDO, 1.05%, 6/7/2018(b)	300	300
Loudoun County IDA, Howard Hughes Medical Institute
Series E, Rev., VRDO, 0.98%, 6/7/2018(b)	20,500	20,500
Series D, Rev., VRDO, 1.05%, 6/7/2018(b)	15,000	15,000
Loudoun County Sanitation Authority, Water & Sewer System Rev., VRDO, 1.10%, 6/7/2018(b)	6,410	6,410
Virginia College Building Authority, Educatioal Facilities, Washington and Lee University Series B, Rev., VRDO, 1.10%, 6/7/2018(b)	9,400	9,400
Virginia College Building Authority, Educational Facilities, University of Richmond Project Series 2004, Rev., VRDO, 1.05%, 6/7/2018(b)	9,975	9,975

		112,285

Washington — 0.9%
Chelan County Public Utility District No.1 Series B, Rev., VRDO, 1.07%, 6/7/2018(b)	17,000	17,000
County of King, Sewer Series B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 1.07%, 6/7/2018(b)	22,000	22,000
Port of Seattle, Subordinate Lien Series 1997, Rev., VRDO, LOC: Bank of America NA, 1.25%, 6/7/2018(b)	9,025	9,025
Washington State Housing Finance Commission, Local 82 - JATC Educational Development Trust Project Rev., VRDO, LOC: U.S. Bank NA, 1.09%, 6/1/2018(b)	1,575	1,575
Washington State Housing Finance Commission, Multi-Family Housing, Barkley Ridge Apartments Series A, Rev., VRDO, FHLMC, LOC: FHLMC, 1.06%, 6/7/2018(b)	9,985	9,985
Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens at University Village Project Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	23,540	23,540

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — continued
Washington — continued
Washington State Housing Finance Commission, Multi-Family Housing, Queen Anne Project Series A, Rev., VRDO, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	12,180	12,180
Washington State Housing Finance Commission, Multi-Family Housing, Seasons Apartments Project Rev., VRDO, AMT, FNMA, LOC: FNMA, 1.08%, 6/7/2018(b)	14,660	14,660
Washington State Housing Finance Commission, Multi-Family Housing, The New Haven Apartments Project Rev., VRDO, FNMA, LOC: FNMA, 1.03%, 6/7/2018(b)	17,400	17,400
Washington State Housing Finance Commission, Multi-Family Housing, Urban Center Apartments Project Series 2012, Rev., VRDO, FHLMC, LOC: FHLMC, 1.04%, 6/7/2018(b)	24,530	24,530

		151,895

Wisconsin — 0.3%
State of Wisconsin Series A, 1.60%, 6/1/2018	29,415	29,415
Wisconsin Housing & EDA, Home Ownership Series C, Rev., VRDO, 1.07%, 6/7/2018(b)	11,205	11,205

		40,620

Wyoming — 0.8%
County of Lincoln, Wyoming Pollution Control, ExxonMobil Project Series 2014, Rev., VRDO, AMT, 0.96%, 6/1/2018(b)	41,310	41,310
County of Sublette, Wyoming Pollution Control, ExxonMobil Project Series 2014, Rev., VRDO, AMT, 0.96%, 6/1/2018(b)	21,375	21,375
County of Uinta Rev., VRDO, 0.89%, 6/1/2018(b)	57,200	57,200
Wyoming Community Development Authority Housing Series 2, Rev., VRDO, 1.07%, 6/7/2018(b)	9,750	9,750

		129,635

TOTAL MUNICIPAL BONDS (Cost $15,219,967)		15,219,967

Investments(a)	Shares (000)
VARIABLE RATE DEMAND PREFERRED SHARES — 6.6%
California — 2.4%
Nuveen California AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.09%, 6/7/2018 #(c)	26,500	26,500
Series 6, LIQ: Sumitomo Mitsui Banking, 1.09%, 6/7/2018 #(c)	30,000	30,000
Nuveen California Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.16%, 6/7/2018 #(c)	26,800	26,800
Series 2, LIQ: Citibank NA, 1.21%, 6/7/2018 #(c)	27,500	27,500
Series 4, LIQ: Royal Bank of Canada, 1.21%, 6/7/2018 #(c)	58,500	58,500
Series 5, LIQ: Citibank NA, 1.21%, 6/7/2018 #(c)	84,900	84,900
Series 6, LIQ: Citibank NA, 1.21%, 6/7/2018 #(c)	67,600	67,600
Series 7, LIQ: Royal Bank of Canada, 1.21%, 6/7/2018 #(c)	21,000	21,000
Series 1, LIQ: Societe Generale, 1.22%, 6/7/2018 #(c)	59,200	59,200

		402,000

New York — 0.8%
Nuveen New York AMT-Free Quality Municipal Income Fund
Series 5, LIQ: TD Bank NA, 1.10%, 6/7/2018 #(c)	40,000	40,000
Series 1, LIQ: Citibank NA, 1.13%, 6/7/2018 #(c)	28,600	28,600
Series 2, LIQ: Citibank NA, 1.13%, 6/7/2018 #(c)	47,400	47,400
Series 3, LIQ: Citibank NA, 1.13%, 6/7/2018 #(c)	8,500	8,500

		124,500

Other — 3.4%
Nuveen AMT-Free Municipal Credit Income Fund
Series 5, LIQ: Societe Generale, 1.16%, 6/7/2018 #(c)	147,000	147,000
Series 6, LIQ: Sumitomo Mitsui Banking, 1.16%, 6/7/2018 #(c)	133,300	133,300
Nuveen AMT-Free Quality Municipal Income Fund
Series 3, LIQ: TD Bank NA, 1.11%, 6/7/2018 #(c)	153,500	153,500
Series 2, LIQ: Citibank NA, 1.16%, 6/7/2018 #(c)	92,000	92,000
Series 5, LOC: Sumitomo Mitsui Banking Corp., 1.16%, 6/7/2018 #(c)	30,000	30,000

		555,800

TOTAL VARIABLE RATE DEMAND PREFERRED SHARES (Cost $1,082,300)		1,082,300

Total Investments — 100.1% (Cost $16,302,267)*		16,302,267
Liabilities in Excess of Other Assets — (0.1%)		(22,127)

Net Assets — 100.0%		16,280,140

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Abbreviations

AGM		Insured by Assured Guaranty Municipal Corp.
AMT		Alternative Minimum Tax
BHAC		Insured by Berkshire Hathaway Assurance Corp.
COLL		Collateral
CONS		Consolidated Bonds
COP		Certificate of Participation
CR		Custodial Receipts
EAGLE		Earnings of accrual generated on local tax-exempt securities
EDA		Economic Development Authority
FGIC		Insured by Financial Guaranty Insurance Co.
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
FSA		Insured by Financial Security Assurance, Inc.
GNMA		Government National Mortgage Association
GO		General Obligation
IDA		Industrial Development Authority
LIQ		Liquidity Agreement
LOC		Letter of Credit
MTA		Metropolitan Transportation Authority
NATL		Insured by National Public Finance Guarantee Corp.
PCR		Pollution Control Revenue
RAN		Revenue Anticipation Note
RE		Reinsured
Rev.		Revenue
VRDO		Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2018.
(a)	—	The date shown represents the earliest of the next put date, next demand date or final maturity date.
(b)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(c)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(d)	—	Amount rounds to less than one thousand.
#	—	Variable Rate Demand Preferred Shares of a closed-end investment company which has a weekly demand feature. The interest rate shown is the rate in effect as of May 31, 2018.
*	—	The cost of securities is substantially the same for federal income tax purposes.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (‘GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: securities and other debt instruments held by money market funds pursuant to Rule 2a-7 under the 1940 Act shall be valued using the amortized cost method provided that certain conditions are met.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The amortized cost method of valuation involves valuing a security at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the security. The market value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring on a daily basis that the amortized cost valuation method fairly reflects the market-based net asset value (“NAV”) of the Fund.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 - Quoted prices in active markets for identical securities.

•	Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.

The following is a summary of the inputs used as of May 31, 2018, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$16,302,267	$—	$16,302,267

(a)	All portfolio holdings designated as level 2 are disclosed individually on the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

There were no transfers among any levels during the period ended May 31, 2018.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 59.4%
Aerospace & Defense — 1.0%
Airbus SE (France) 3.15%, 4/10/2027(a)	500	482
Boeing Co. (The) 2.35%, 10/30/2021	1,000	981
3.55%, 3/1/2038	500	482
KLX, Inc. 5.88%, 12/1/2022(a)	450	470
Lockheed Martin Corp. 3.80%, 3/1/2045	300	279
Northrop Grumman Corp.
3.25%, 8/1/2023	1,000	992
3.85%, 4/15/2045	250	228
Rockwell Collins, Inc. 3.20%, 3/15/2024	1,000	965
TransDigm, Inc. 6.50%, 5/15/2025	550	558
United Technologies Corp.
2.80%, 5/4/2024	750	711
4.15%, 5/15/2045	300	280

		6,428

Air Freight & Logistics — 0.3%
FedEx Corp.
3.40%, 2/15/2028	500	480
4.10%, 2/1/2045	500	461
United Parcel Service, Inc. 2.80%, 11/15/2024	1,000	964

		1,905

Airlines — 0.4%
Delta Air Lines, Inc.
2.60%, 12/4/2020	1,000	983
3.80%, 4/19/2023	500	496
Southwest Airlines Co.
2.75%, 11/6/2019	500	498
3.00%, 11/15/2026	500	468

		2,445

Auto Components — 0.3%
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	82	81
6.25%, 3/15/2026	15	14
Dana, Inc.
6.00%, 9/15/2023	500	517
5.50%, 12/15/2024	415	418
Schaeffler Finance BV (Germany) 4.75%, 5/15/2023(a)	600	604
TI Group Automotive Systems LLC (United Kingdom) 8.75%, 7/15/2023(a)	60	63

		1,697

Automobiles — 1.6%
BMW US Capital LLC (Germany) 3.10%, 4/12/2021(a)	1,000	998
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020(a)	750	740
2.20%, 10/30/2021(a)	750	721
2.85%, 1/6/2022(a)	500	490
3.35%, 2/22/2023(a)	500	494
3.75%, 2/22/2028(a)	500	493
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	500	504
General Motors Co. 4.88%, 10/2/2023	1,000	1,037
Hyundai Capital America 2.55%, 4/3/2020(a)	1,000	984
Nissan Motor Acceptance Corp.
2.13%, 3/3/2020(a)	750	738
2.15%, 9/28/2020(a)	1,000	977
1.90%, 9/14/2021(a)	750	716
2.65%, 7/13/2022(a)	750	726
3.45%, 3/15/2023(a)	500	497

		10,115

Banks — 7.2%
Australia & New Zealand Banking Group Ltd. (Australia) 2.13%, 8/19/2020	1,000	981
Banco Santander SA (Spain)
3.85%, 4/12/2023	400	393
4.38%, 4/12/2028	400	385
Bank of America Corp.
Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.99%, 7/30/2018(b)(c)(d)	256	257
Series L, 2.25%, 4/21/2020	500	493
4.20%, 8/26/2024	750	756
4.00%, 1/22/2025	750	742
Series L, 3.95%, 4/21/2025	500	491
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	750	725
(ICE LIBOR USD 3 Month + 1.37%), 3.59%, 7/21/2028(c)	500	479
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(c)	500	493
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(c)	500	492
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(c)	250	250
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049(c)	400	367
Barclays Bank plc (United Kingdom) 2.65%, 1/11/2021	1,500	1,470
Barclays plc (United Kingdom)
2.75%, 11/8/2019	1,500	1,492
3.65%, 3/16/2025	750	705
BNP Paribas SA (France)
2.38%, 5/21/2020	1,000	989
2.95%, 5/23/2022(a)	200	194
3.50%, 3/1/2023(a)	1,000	981
Citigroup, Inc.
2.40%, 2/18/2020	500	495
2.90%, 12/8/2021	1,000	983
2.70%, 10/27/2022	1,000	964

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Banks — continued
4.40%, 6/10/2025	500	501
5.50%, 9/13/2025	1,000	1,069
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(c)	500	486
(ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(c)	500	477
(ICE LIBOR USD 3 Month + 1.19%), 4.08%, 4/23/2029(c)	500	491
6.63%, 6/15/2032	320	380
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	500	462
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048(c)	300	289
Discover Bank 3.35%, 2/6/2023	1,000	981
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	1,000	970
3.60%, 5/25/2023	750	747
4.25%, 3/14/2024	400	402
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028(c)	500	490
Lloyds Banking Group plc (United Kingdom) 4.38%, 3/22/2028	750	739
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.67%, 7/25/2022	750	727
Mizuho Bank Ltd. (Japan) 2.40%, 3/26/2020(a)	1,000	987
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	750	734
2.84%, 9/13/2026	750	693
MUFG Bank Ltd. (Japan) 2.35%, 9/8/2019(a)	1,255	1,246
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)	1,000	975
3.88%, 9/12/2023	1,000	976
Santander Holdings USA, Inc. 2.65%, 4/17/2020	1,000	992
Santander UK plc (United Kingdom) 2.38%, 3/16/2020	750	740
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	1,000	972
3.54%, 1/17/2028	500	486
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.05%, 3/6/2019(a)	2,000	1,991
SunTrust Bank 3.00%, 2/2/2023	750	736
SunTrust Banks, Inc. 2.70%, 1/27/2022	750	733
Toronto-Dominion Bank (The) (Canada) 2.55%, 1/25/2021	1,500	1,483
UBS Group Funding Switzerland AG (Switzerland)
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(c)	1,000	960
Wells Fargo & Co. Series N,
2.15%, 1/30/2020	1,500	1,480
2.63%, 7/22/2022	1,000	962
3.00%, 2/19/2025	500	472
3.55%, 9/29/2025	1,000	973
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(c)	750	717
3.90%, 5/1/2045	300	278
Wells Fargo Bank NA 2.60%, 1/15/2021	1,500	1,477

		45,851

Beverages — 1.3%
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.70%, 2/1/2036	1,000	1,026
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
6.88%, 11/15/2019	700	740
2.50%, 7/15/2022	500	484
Bacardi Ltd. (Bermuda) 5.15%, 5/15/2038(a)	500	486
Constellation Brands, Inc. 3.70%, 12/6/2026	500	487
Dr Pepper Snapple Group, Inc.
3.40%, 11/15/2025	500	472
2.55%, 9/15/2026	750	655
Maple Escrow Subsidiary, Inc. 4.06%, 5/25/2023(a)	500	503
Molson Coors Brewing Co. 2.25%, 3/15/2020	1,500	1,474
PepsiCo, Inc.
2.25%, 1/7/2019	250	250
2.25%, 5/2/2022	1,000	969
3.00%, 10/15/2027	500	476
4.25%, 10/22/2044	446	458

		8,480

Biotechnology — 0.4%
AbbVie, Inc. 4.30%, 5/14/2036	500	484
Amgen, Inc. 4.40%, 5/1/2045	1,000	972
Celgene Corp.
2.25%, 5/15/2019	400	398
2.88%, 8/15/2020	500	496
Gilead Sciences, Inc. 3.50%, 2/1/2025	500	495

		2,845

Building Products — 0.2%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	500	473
Jeld-Wen, Inc. 4.63%, 12/15/2025(a)	15	14
Johnson Controls International plc 4.50%, 2/15/2047	350	339
Owens Corning

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Building Products — continued
4.40%, 1/30/2048	400	344

		1,170

Capital Markets — 4.9%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	500	467
Apollo Management Holdings LP 5.00%, 3/15/2048(a)	500	503
Bank of New York Mellon Corp. (The)
Series G, 2.20%, 5/15/2019	500	498
3.55%, 9/23/2021	500	506
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	750	729
3.40%, 1/29/2028	500	487
Blackstone Holdings Finance Co. LLC
4.45%, 7/15/2045(a)	300	292
4.00%, 10/2/2047(a)	300	273
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	500	477
Cboe Global Markets, Inc. 3.65%, 1/12/2027	1,000	973
CME Group, Inc. 3.00%, 3/15/2025	500	486
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	700	693
3.63%, 9/9/2024	1,000	991
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(c)	500	470
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	387
Deutsche Bank AG (Germany)
2.70%, 7/13/2020	1,000	979
3.15%, 1/22/2021	1,500	1,467
3.38%, 5/12/2021	500	489
3.95%, 2/27/2023	1,000	971
E*TRADE Financial Corp. 2.95%, 8/24/2022	750	731
Goldman Sachs Group, Inc. (The)
2.30%, 12/13/2019	1,000	991
2.75%, 9/15/2020	750	743
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(c)	500	484
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	500	478
4.25%, 10/21/2025	1,500	1,486
3.85%, 1/26/2027	1,000	969
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	500	475
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)	750	716
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(c)	400	367
(ICE LIBOR USD 3 Month + 1.43%), 4.41%, 4/23/2039(c)	400	388
5.15%, 5/22/2045	300	308
Jefferies Group LLC 4.15%, 1/23/2030	750	676
Lazard Group LLC 3.75%, 2/13/2025	400	390
Lehman Brothers Holdings, Inc.
0.00%, 8/21/2009(e)	1,350	42
0.00%, 5/25/2049(e)	850	27
5.86%, 12/31/2049‡(e)	3,795	—	(f)
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019(a)	500	499
Moody’s Corp.
2.75%, 7/15/2019	500	499
2.63%, 1/15/2023	750	722
Morgan Stanley
2.38%, 7/23/2019	500	498
5.50%, 1/26/2020	395	411
3.70%, 10/23/2024	1,500	1,488
4.00%, 7/23/2025	500	502
3.95%, 4/23/2027	500	481
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(c)	750	725
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)	500	468
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039(c)	400	397
Neuberger Berman Group LLC 4.88%, 4/15/2045(a)	300	290
Northern Trust Corp.
(ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(c)	500	473
S&P Global, Inc. 4.50%, 5/15/2048	300	304
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	500	494
Thomson Reuters Corp. (Canada) 3.85%, 9/29/2024	500	495
UBS AG (Switzerland) 2.20%, 6/8/2020(a)	1,000	981

		31,136

Chemicals — 1.2%
Ashland LLC 4.75%, 8/15/2022	500	502
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	750	749
Dow Chemical Co. (The)
4.13%, 11/15/2021	500	512
3.50%, 10/1/2024	500	490
4.38%, 11/15/2042	250	239
Hexion, Inc. 6.63%, 4/15/2020	930	878
Huntsman International LLC 4.88%, 11/15/2020	700	715
5.13%, 11/15/2022	150	154
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	200	201
LSB Industries, Inc. 9.63%, 5/1/2023(a)	18	18
LyondellBasell Industries NV 6.00%, 11/15/2021	500	539
4.63%, 2/26/2055	250	235

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Chemicals — continued
Monsanto Co.
3.38%, 7/15/2024	500	485
4.20%, 7/15/2034	400	387
PPG Industries, Inc. 3.20%, 3/15/2023	750	746
Reichhold Industries, Inc. 11.03%, 5/1/2018‡(a)(e)	283	—
Sherwin-Williams Co. (The) 2.75%, 6/1/2022	500	487

		7,337

Commercial Services & Supplies — 0.2%
ADT Corp. (The) 3.50%, 7/15/2022	350	322
Nielsen Finance LLC
4.50%, 10/1/2020	135	135
5.00%, 4/15/2022(a)	500	496
Waste Management, Inc. 3.13%, 3/1/2025	500	481

		1,434

Communications Equipment — 0.5%
Cisco Systems, Inc.
2.20%, 9/20/2023	1,000	947
5.50%, 1/15/2040	300	364
CommScope Technologies LLC 6.00%, 6/15/2025(a)	1,750	1,754

		3,065

Consumer Finance — 5.1%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	484
Ally Financial, Inc.
4.75%, 9/10/2018	40	40
3.25%, 11/5/2018	30	30
4.13%, 3/30/2020	500	502
4.25%, 4/15/2021	130	131
4.63%, 3/30/2025	395	390
American Express Co.
3.40%, 2/27/2023	750	746
3.00%, 10/30/2024	750	722
American Express Credit Corp.
1.88%, 11/5/2018	1,000	997
2.25%, 8/15/2019	1,000	995
1.70%, 10/30/2019	1,000	986
2.38%, 5/26/2020	750	741
3.30%, 5/3/2027	750	723
American Honda Finance Corp. 2.45%, 9/24/2020	1,000	990
Capital One Financial Corp.
2.50%, 5/12/2020	1,000	987
3.05%, 3/9/2022	1,000	980
3.20%, 1/30/2023	500	487
3.30%, 10/30/2024	750	717
3.75%, 7/28/2026	500	467
3.80%, 1/31/2028	500	476
Caterpillar Financial Services Corp.
2.00%, 3/5/2020	500	493
2.85%, 6/1/2022	500	494
Discover Financial Services
3.95%, 11/6/2024	1,000	981
4.10%, 2/9/2027	500	484
Ford Motor Credit Co. LLC
2.24%, 6/15/2018	500	500
2.60%, 11/4/2019	1,000	994
2.43%, 6/12/2020	1,000	984
3.22%, 1/9/2022	750	738
2.98%, 8/3/2022	750	724
3.10%, 5/4/2023	750	719
4.38%, 8/6/2023	500	505
3.81%, 1/9/2024	500	489
General Motors Financial Co., Inc.
3.15%, 1/15/2020	1,250	1,251
3.15%, 6/30/2022	1,000	975
4.00%, 1/15/2025	1,000	981
3.85%, 1/5/2028	750	704
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/2020(a)	750	738
2.40%, 6/15/2020(a)	1,000	984
HSBC USA, Inc.
2.38%, 11/13/2019	500	498
2.35%, 3/5/2020	1,500	1,483
Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022(a)	500	484
John Deere Capital Corp.
2.05%, 3/10/2020	500	493
3.35%, 6/12/2024	500	500
2.65%, 6/24/2024	500	479
Synchrony Financial
2.70%, 2/3/2020	1,000	992
4.25%, 8/15/2024	500	494
Toyota Motor Credit Corp. 2.75%, 5/17/2021	500	496

		32,248

Containers & Packaging — 0.3%
Bemis Co., Inc. 3.10%, 9/15/2026	500	464
Flex Acquisition Co., Inc. 6.88%, 1/15/2025(a)	185	178
International Paper Co. 7.30%, 11/15/2039	385	494
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	785	789
7.00%, 7/15/2024(a)	110	113

		2,038

Diversified Consumer Services — 0.1%
Service Corp. International 7.50%, 4/1/2027	310	347

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc. 3.75%, 8/15/2021	400	410
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	842	806
Shell International Finance BV (Netherlands) 3.25%, 5/11/2025	750	736

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Diversified Consumer Services — continued
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024(a)	500	490
4.20%, 3/16/2047(a)	300	303

		2,745

Diversified Telecommunication Services — 2.5%
Altice France SA (France) 6.00%, 5/15/2022(a)	675	672
AT&T, Inc.
3.20%, 3/1/2022	750	740
3.90%, 3/11/2024	600	600
3.95%, 1/15/2025	500	493
4.50%, 5/15/2035	500	472
6.00%, 8/15/2040	300	322
5.35%, 9/1/2040	850	860
CCO Holdings LLC
5.88%, 4/1/2024(a)	345	348
5.50%, 5/1/2026(a)	245	237
5.13%, 5/1/2027(a)	705	660
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	700	689
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020(a)	1,000	987
Frontier Communications Corp.
11.00%, 9/15/2025	740	592
8.50%, 4/1/2026(a)	65	63
GCI, Inc. 6.75%, 6/1/2021	241	244
Intelsat Jackson Holdings SA (Luxembourg)
7.25%, 10/15/2020	466	457
7.50%, 4/1/2021	384	375
5.50%, 8/1/2023	1,431	1,251
Level 3 Financing, Inc.
5.63%, 2/1/2023	750	756
5.38%, 1/15/2024	31	30
Sprint Capital Corp. 8.75%, 3/15/2032	730	786
Verizon Communications, Inc.
4.15%, 3/15/2024	1,000	1,019
3.38%, 2/15/2025	514	495
4.50%, 8/10/2033	500	490
4.40%, 11/1/2034	500	479
4.27%, 1/15/2036	577	536
5.01%, 4/15/2049	500	490
Windstream Services LLC 8.75%, 12/15/2024(a)	1,183	716

		15,859

Electric Utilities — 1.6%
AEP Transmission Co. LLC 3.75%, 12/1/2047	300	278
Alabama Power Co. 3.75%, 3/1/2045	300	286
Appalachian Power Co. 6.38%, 4/1/2036	300	374
Commonwealth Edison Co. 3.70%, 3/1/2045	300	283
DTE Electric Co. 3.70%, 3/15/2045	300	284
Duke Energy Carolinas LLC
6.00%, 1/15/2038	435	554
3.75%, 6/1/2045	300	285
Duke Energy Corp.
1.80%, 9/1/2021	750	716
2.65%, 9/1/2026	500	454
Enel Finance International NV (Italy) 2.88%, 5/25/2022(a)	750	718
Entergy Arkansas, Inc. 3.75%, 2/15/2021	535	543
Eversource Energy Series M, 3.30%, 1/15/2028	500	473
Gulf Power Co. Series A, 3.30%, 5/30/2027	500	484
MidAmerican Energy Co. 3.10%, 5/1/2027	500	479
Nevada Power Co. 7.13%, 3/15/2019	1,010	1,043
NSTAR Electric Co. 3.20%, 5/15/2027	500	482
Pacific Gas & Electric Co. 3.30%, 3/15/2027	500	464
Potomac Electric Power Co. 4.15%, 3/15/2043	250	253
Public Service Electric & Gas Co. 3.00%, 5/15/2027	500	477
Xcel Energy, Inc.
4.70%, 5/15/2020	730	748
3.35%, 12/1/2026	500	482

		10,160

Electrical Equipment — 0.1%
General Cable Corp. 5.75%, 10/1/2022	500	511

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	500	489

Energy Equipment & Services — 0.0%(g)
Halliburton Co. 3.50%, 8/1/2023	250	250
Nabors Industries, Inc. 5.75%, 2/1/2025(a)	15	14

		264

Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.
2.80%, 6/1/2020	500	495
3.45%, 9/15/2021	500	499
AvalonBay Communities, Inc.
3.45%, 6/1/2025	500	488
Boston Properties LP
3.20%, 1/15/2025	250	239
2.75%, 10/1/2026	500	450
CoreCivic, Inc. 4.63%, 5/1/2023	525	516
Crown Castle International Corp. 3.15%, 7/15/2023	1,000	965

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Equity Real Estate Investment Trusts (REITs) — continued
GEO Group, Inc. (The)
5.88%, 1/15/2022	215	218
5.13%, 4/1/2023	400	393
5.88%, 10/15/2024	230	227
Kimco Realty Corp. 4.25%, 4/1/2045	350	318
RHP Hotel Properties LP 5.00%, 4/15/2023	200	199
Uniti Group LP 8.25%, 10/15/2023	500	487
VICI Properties 1 LLC 8.00%, 10/15/2023	107	119

		5,613

Food & Staples Retailing — 0.7%
Costco Wholesale Corp. 2.75%, 5/18/2024	500	486
CVS Pass-Through Trust 7.51%, 1/10/2032(a)	866	1,012
Koninklijke Ahold Delhaize NV (Netherlands) 5.70%, 10/1/2040	405	451
Kroger Co. (The)
2.95%, 11/1/2021	750	740
2.65%, 10/15/2026	750	669
Sysco Corp. 3.55%, 3/15/2025	500	492
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	500	496
4.65%, 6/1/2046	350	331

		4,677

Food Products — 1.6%
B&G Foods, Inc. 5.25%, 4/1/2025	51	48
Campbell Soup Co. 3.95%, 3/15/2025	500	485
General Mills, Inc.
2.20%, 10/21/2019	750	742
3.20%, 2/10/2027	500	461
4.70%, 4/17/2048	500	479
Grupo Bimbo SAB de CV (Mexico) 4.88%, 6/30/2020(a)	495	509
Hershey Co. (The) 3.38%, 8/15/2046	350	311
JM Smucker Co. (The) 4.38%, 3/15/2045	300	283
Kellogg Co.
3.25%, 4/1/2026	500	471
3.40%, 11/15/2027	500	467
Kraft Heinz Foods Co. 2.80%, 7/2/2020	1,500	1,491
Mondelez International Holdings Netherlands BV
1.63%, 10/28/2019(a)	1,250	1,230
2.00%, 10/28/2021(a)	750	719
Mondelez International, Inc. 3.63%, 5/7/2023	500	501
Post Holdings, Inc. 5.00%, 8/15/2026(a)	105	99
Smithfield Foods, Inc. 3.35%, 2/1/2022(a)	1,000	971
Tyson Foods, Inc.
3.95%, 8/15/2024	250	251
3.55%, 6/2/2027	500	476
Unilever Capital Corp. (United Kingdom) 2.60%, 5/5/2024	500	478

		10,472

Gas Utilities — 0.2%
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)	500	466
Korea Gas Corp. (South Korea) 2.88%, 7/29/2018(a)	500	500

		966

Health Care Equipment & Supplies — 0.7%
Abbott Laboratories 3.88%, 9/15/2025	1,000	1,000
Becton Dickinson and Co. 2.40%, 6/5/2020	1,000	983
Boston Scientific Corp. 4.13%, 10/1/2023	250	255
DJO Finance LLC 8.13%, 6/15/2021(a)	550	554
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(a)	255	261
Medtronic, Inc. 2.50%, 3/15/2020	500	497
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	750	746

		4,296

Health Care Providers & Services — 2.7%
Aetna, Inc. 3.50%, 11/15/2024	500	489
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)	451	425
AmerisourceBergen Corp. 4.30%, 12/15/2047	300	272
Cardinal Health, Inc. 1.95%, 6/15/2018	750	750
CVS Health Corp.
2.80%, 7/20/2020	1,000	993
4.10%, 3/25/2025	1,000	1,001
4.30%, 3/25/2028	500	496
5.05%, 3/25/2048	500	510
DaVita, Inc. 5.00%, 5/1/2025	500	474
Encompass Health Corp. 5.75%, 11/1/2024	410	416
Express Scripts Holding Co. 2.25%, 6/15/2019	750	745
HCA, Inc.
7.50%, 2/15/2022	1,300	1,417
5.38%, 2/1/2025	2,405	2,363
Humana, Inc. 3.95%, 3/15/2027	500	493
Kindred Healthcare, Inc. 8.75%, 1/15/2023	800	854
Laboratory Corp. of America Holdings

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Health Care Providers & Services — continued
3.20%, 2/1/2022	500	495
Quest Diagnostics, Inc.
2.70%, 4/1/2019	1,000	1,000
3.50%, 3/30/2025	500	488
Tenet Healthcare Corp.
4.50%, 4/1/2021	250	248
8.13%, 4/1/2022	2,279	2,382
6.75%, 6/15/2023	80	80
UnitedHealth Group, Inc.
4.63%, 7/15/2035	250	267
4.75%, 7/15/2045	500	544

		17,202

Hotels, Restaurants & Leisure — 1.5%
Boyne USA, Inc. 7.25%, 5/1/2025(a)	5	5
GLP Capital LP
5.25%, 6/1/2025	20	20
5.75%, 6/1/2028	20	20
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026(a)	27	26
International Game Technology plc 6.25%, 2/15/2022(a)	750	775
Marriott International, Inc. 2.30%, 1/15/2022	1,000	960
McDonald’s Corp.
3.38%, 5/26/2025	500	491
3.50%, 3/1/2027	500	490
4.60%, 5/26/2045	300	308
4.88%, 12/9/2045	300	320
MGM Resorts International
7.75%, 3/15/2022	250	274
6.00%, 3/15/2023	1,225	1,265
Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,500	1,477
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	300	303
Starbucks Corp.
2.20%, 11/22/2020	1,500	1,477
2.70%, 6/15/2022	500	492
3.75%, 12/1/2047	300	284
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	500	490

		9,477

Household Durables — 0.2%
Newell Brands, Inc. 2.88%, 12/1/2019	500	498
Tempur Sealy International, Inc. 5.63%, 10/15/2023	600	606

		1,104

Household Products — 0.1%
HRG Group, Inc. 7.75%, 1/15/2022	88	90
Kimberly-Clark Corp. 3.90%, 5/4/2047	350	344
Procter & Gamble Co. (The) 3.50%, 10/25/2047	350	326

		760

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. 4.88%, 5/15/2023	700	702
Calpine Corp. 5.25%, 6/1/2026(a)	66	62
NRG Energy, Inc. 6.63%, 1/15/2027	700	723

		1,487

Industrial Conglomerates — 0.1%
Honeywell International, Inc.
1.85%, 11/1/2021	500	482
2.50%, 11/1/2026	400	369

		851

Insurance — 1.6%
Aflac, Inc. 3.63%, 6/15/2023	400	404
Allstate Corp. (The)
3.28%, 12/15/2026	500	483
5.55%, 5/9/2035	400	461
American International Group, Inc.
3.88%, 1/15/2035	500	452
4.50%, 7/16/2044	500	469
Aon plc 4.25%, 12/12/2042	275	250
Chubb INA Holdings, Inc. 3.15%, 3/15/2025	500	487
Liberty Mutual Group, Inc. 6.50%, 5/1/2042(a)	400	492
Lincoln National Corp.
4.00%, 9/1/2023	250	254
3.80%, 3/1/2028	500	483
Marsh & McLennan Cos., Inc. 4.20%, 3/1/2048	400	389
MetLife, Inc.
3.60%, 4/10/2024	500	500
4.05%, 3/1/2045	300	284
Metropolitan Life Global Funding I 3.00%, 9/19/2027(a)	500	468
New York Life Global Funding 1.95%, 2/11/2020(a)	750	739
Nuveen Finance LLC 4.13%, 11/1/2024(a)	1,000	1,005
Prudential Financial, Inc. 3.50%, 5/15/2024	500	500
Travelers Cos., Inc. (The) 4.00%, 5/30/2047	350	340
Willis North America, Inc. 3.60%, 5/15/2024	1,000	970
XLIT Ltd. (Bermuda) 4.45%, 3/31/2025	500	497

		9,927

Internet & Direct Marketing Retail — 0.8%
Amazon.com, Inc.
1.90%, 8/21/2020(a)	1,000	980
3.80%, 12/5/2024	500	512
3.88%, 8/22/2037(a)	400	399
4.95%, 12/5/2044	900	1,019
4.25%, 8/22/2057(a)	400	399

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Internet & Direct Marketing Retail — continued
Booking Holdings, Inc. 3.65%, 3/15/2025	500	491
Expedia Group, Inc. 4.50%, 8/15/2024	1,000	1,005
Netflix, Inc. 5.88%, 11/15/2028(a)	24	24

		4,829

Internet Software & Services — 0.9%
Alibaba Group Holding Ltd. (China)
2.50%, 11/28/2019	1,000	992
4.00%, 12/6/2037	500	471
Alphabet, Inc.
3.38%, 2/25/2024	400	403
2.00%, 8/15/2026	500	450
Baidu, Inc. (China)
3.25%, 8/6/2018	500	500
2.88%, 7/6/2022	1,000	966
Cogent Communications Group, Inc.
5.38%, 3/1/2022(a)	650	660
eBay, Inc. 3.60%, 6/5/2027	500	473
Zayo Group LLC
6.00%, 4/1/2023	750	761
5.75%, 1/15/2027(a)	175	169

		5,845

IT Services — 0.6%
First Data Corp. 5.75%, 1/15/2024(a)	914	917
International Business Machines Corp. 1.88%, 8/1/2022	750	713
Mastercard, Inc.
2.95%, 11/21/2026	500	482
3.95%, 2/26/2048	500	511
Visa, Inc.
2.15%, 9/15/2022	1,000	963
4.15%, 12/14/2035	350	365

		3,951

Leisure Products — 0.2%
Hasbro, Inc.
3.15%, 5/15/2021	500	499
3.50%, 9/15/2027	500	462
Mattel, Inc.
6.75%, 12/31/2025(a)	46	45
Vista Outdoor, Inc. 5.88%, 10/1/2023	77	72

		1,078

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. 3.05%, 9/22/2026	750	696

Machinery — 0.4%
CNH Industrial Capital LLC 4.88%, 4/1/2021	500	515
Snap-on, Inc. 3.25%, 3/1/2027	500	482
Stanley Black & Decker, Inc. 2.45%, 11/17/2018	1,500	1,499

		2,496

Media — 3.9%
21st Century Fox America, Inc. 6.40%, 12/15/2035	525	641
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	750	740
7.50%, 5/15/2026(a)	200	191
Altice Luxembourg SA (Luxembourg) 7.75%, 5/15/2022(a)	600	576
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	200	195
AMC Networks, Inc. 5.00%, 4/1/2024	41	40
CBS Corp.
2.90%, 1/15/2027	1,000	889
4.60%, 1/15/2045	350	326
Charter Communications Operating LLC 4.46%, 7/23/2022	1,000	1,020
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	898	894
Series A, 6.50%, 11/15/2022	201	205
Series B, 6.50%, 11/15/2022	1,583	1,617
Comcast Corp.
1.63%, 1/15/2022	1,000	944
3.38%, 2/15/2025	500	485
3.15%, 2/15/2028	500	463
4.40%, 8/15/2035	400	390
6.95%, 8/15/2037	350	450
4.50%, 1/15/2043	250	238
4.00%, 3/1/2048	400	355
Cox Communications, Inc.
3.85%, 2/1/2025(a)	500	494
3.50%, 8/15/2027(a)	500	472
CSC Holdings LLC 10.88%, 10/15/2025(a)	694	804
Discovery Communications LLC
2.75%, 11/15/2019(a)	250	249
3.50%, 6/15/2022(a)	500	497
3.45%, 3/15/2025	500	477
3.95%, 3/20/2028	500	472
DISH DBS Corp.
5.88%, 7/15/2022	60	56
5.00%, 3/15/2023	735	635
5.88%, 11/15/2024	1,900	1,578
7.75%, 7/1/2026	200	172
LIN Television Corp. 5.88%, 11/15/2022	113	116
NBCUniversal Media LLC 4.38%, 4/1/2021	1,065	1,099
Nexstar Broadcasting, Inc. 6.13%, 2/15/2022(a)	400	411
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	300	305
RELX Capital, Inc. (United Kingdom) 3.50%, 3/16/2023	750	746
Sinclair Television Group, Inc. 6.13%, 10/1/2022	500	511
Sirius XM Radio, Inc.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Media — continued
6.00%, 7/15/2024(a)	605	620
5.38%, 4/15/2025(a)	500	495
Time Warner, Inc.
3.60%, 7/15/2025	500	482
3.80%, 2/15/2027	500	483
5.35%, 12/15/2043	330	339
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	400	384
Viacom, Inc. 4.25%, 9/1/2023	1,250	1,248
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)	550	556
Walt Disney Co. (The) 1.85%, 7/30/2026	500	440

		24,800

Metals & Mining — 0.4%
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	200	212
AngloGold Ashanti Holdings plc (South Africa) 5.38%, 4/15/2020	930	940
Gold Fields Orogen Holdings BVI Ltd. (South Africa) 4.88%, 10/7/2020(a)	1,005	997
Zekelman Industries, Inc. 9.88%, 6/15/2023(a)	99	109

		2,258

Multiline Retail — 0.3%
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)	40	29
8.75% (cash), 10/15/2021(a)(h)	549	389
Target Corp.
2.30%, 6/26/2019	500	499
2.50%, 4/15/2026	750	691
3.90%, 11/15/2047	300	281

		1,889

Multi-Utilities — 0.8%
Berkshire Hathaway Energy Co. 3.80%, 7/15/2048	500	469
Consolidated Edison Co. of New York, Inc.
4.45%, 3/15/2044	250	260
4.63%, 12/1/2054	350	365
Dominion Energy, Inc.
5.20%, 8/15/2019	630	645
2.58%, 7/1/2020	1,000	986
Series C,
4.90%, 8/1/2041	250	259
4.70%, 12/1/2044	250	258
DTE Energy Co. Series C, 3.50%, 6/1/2024	300	295
NiSource, Inc.
6.80%, 1/15/2019	97	99
3.49%, 5/15/2027	500	480
Sempra Energy
3.80%, 2/1/2038	500	463
TECO Finance, Inc. 5.15%, 3/15/2020	560	579

		5,158

Oil, Gas & Consumable Fuels — 3.4%
Anadarko Petroleum Corp. 3.45%, 7/15/2024	500	485
BP Capital Markets plc (United Kingdom)
2.52%, 1/15/2020	750	747
2.75%, 5/10/2023	300	291
3.81%, 2/10/2024	500	508
3.59%, 4/14/2027	500	496
Carrizo Oil & Gas, Inc. 7.50%, 9/15/2020	2	2
Chesapeake Energy Corp. 8.00%, 12/15/2022(a)	222	235
Chevron Corp. 2.41%, 3/3/2022	500	490
CNOOC Finance 2015 USA LLC (China) 3.50%, 5/5/2025	1,000	971
ConocoPhillips 6.50%, 2/1/2039	475	613
DCP Midstream Operating LP 9.75%, 3/15/2019(a)	850	894
Denbury Resources, Inc. 9.25%, 3/31/2022(a)	181	192
Energy Transfer Partners LP 5.15%, 3/15/2045	300	269
Enterprise Products Operating LLC 7.55%, 4/15/2038	385	517
EP Energy LLC 9.38%, 5/1/2024(a)	1,010	798
Exxon Mobil Corp.
3.04%, 3/1/2026	500	486
3.57%, 3/6/2045	300	279
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	15	15
Jagged Peak Energy LLC 5.88%, 5/1/2026(a)	5	5
Kinder Morgan Energy Partners LP 2.65%, 2/1/2019	350	349
Kinder Morgan, Inc.
3.05%, 12/1/2019	135	135
3.15%, 1/15/2023	750	727
4.30%, 6/1/2025	500	501
5.05%, 2/15/2046	300	291
Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	987
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	300	271
7.00%, 3/31/2024(a)	562	507
Oasis Petroleum, Inc. 6.88%, 1/15/2023	41	42
Parsley Energy LLC 5.63%, 10/15/2027(a)	60	59
Petroleos Mexicanos (Mexico)
5.38%, 3/13/2022	500	514
6.50%, 3/13/2027	1,000	1,016
Phillips 66

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Oil, Gas & Consumable Fuels — continued
3.90%, 3/15/2028	500	496
4.65%, 11/15/2034	250	261
Phillips 66 Partners LP
3.61%, 2/15/2025	500	483
3.75%, 3/1/2028	500	475
4.90%, 10/1/2046	300	296
Reliance Industries Ltd. (India) 4.13%, 1/28/2025(a)	500	491
Sabine Pass Liquefaction LLC 5.75%, 5/15/2024	500	537
Southwestern Energy Co. 7.50%, 4/1/2026	41	42
Sunoco Logistics Partners Operations LP
4.25%, 4/1/2024	500	495
4.00%, 10/1/2027	500	471
Targa Resources Partners LP 5.88%, 4/15/2026(a)	15	15
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	402
Valero Energy Corp. 3.40%, 9/15/2026	750	718
Valero Energy Partners LP 4.50%, 3/15/2028	500	494
Western Gas Partners LP
2.60%, 8/15/2018	500	500
4.50%, 3/1/2028	500	496
WildHorse Resource Development Corp. 6.88%, 2/1/2025(a)	30	31
Williams Cos., Inc. (The)
7.88%, 9/1/2021	20	22
5.75%, 6/24/2044	500	524
Williams Partners LP 4.00%, 9/15/2025	500	489

		21,430

Paper & Forest Products — 0.1%
Georgia-Pacific LLC 3.16%, 11/15/2021(a)	500	499

Personal Products — 0.0%(g)
Coty, Inc. 6.50%, 4/15/2026(a)	165	159
High Ridge Brands Co. 8.88%, 3/15/2025(a)	41	19

		178

Pharmaceuticals — 1.5%
AstraZeneca plc (United Kingdom) 3.13%, 6/12/2027	750	711
Eli Lilly & Co. 3.70%, 3/1/2045	300	288
Endo Dac 6.00%, 7/15/2023(a)	200	147
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	750	732
Merck & Co., Inc. 2.75%, 2/10/2025	500	479
Mylan NV 3.15%, 6/15/2021	1,000	989
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021	1,000	962
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.70%, 7/19/2019	1,300	1,267
Valeant Pharmaceuticals International, Inc.
7.50%, 7/15/2021(a)	1,175	1,197
6.75%, 8/15/2021(a)	9	9
7.25%, 7/15/2022(a)	1,125	1,142
5.88%, 5/15/2023(a)	660	627
7.00%, 3/15/2024(a)	284	298
6.13%, 4/15/2025(a)	177	164
9.00%, 12/15/2025(a)	46	48
Zoetis, Inc. 3.45%, 11/13/2020	750	755

		9,815

Road & Rail — 0.9%
Avis Budget Car Rental LLC
5.50%, 4/1/2023	550	529
6.38%, 4/1/2024(a)	200	196
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	500	604
CSX Corp. 3.40%, 8/1/2024	750	739
Herc Rentals, Inc.
7.50%, 6/1/2022(a)	104	110
7.75%, 6/1/2024(a)	107	115
Hertz Corp. (The)
7.38%, 1/15/2021	550	536
7.63%, 6/1/2022(a)	82	80
6.25%, 10/15/2022	950	848
5.50%, 10/15/2024(a)	56	45
Norfolk Southern Corp.
3.15%, 6/1/2027	500	472
4.15%, 2/28/2048	500	486
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(a)	500	497
Ryder System, Inc. 2.65%, 3/2/2020	500	496
Union Pacific Corp. 3.38%, 2/1/2035	250	230

		5,983

Semiconductors & Semiconductor Equipment — 1.1%
Amkor Technology, Inc. 6.38%, 10/1/2022	1,325	1,353
Broadcom Corp. 3.63%, 1/15/2024	1,000	973
Intel Corp.
2.45%, 7/29/2020	1,000	995
2.88%, 5/11/2024	1,000	974
Microsemi Corp. 9.13%, 4/15/2023(a)	50	55
QUALCOMM, Inc.
2.90%, 5/20/2024	1,000	946
3.45%, 5/20/2025	1,000	967

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — continued
Semiconductors & Semiconductor Equipment — continued
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	910	948

		7,211

Software — 1.2%
Activision Blizzard, Inc. 2.60%, 6/15/2022	250	242
Adobe Systems, Inc. 3.25%, 2/1/2025	750	741
CA, Inc. 4.50%, 8/15/2023	250	257
Infor Software Parent LLC 7.13% (cash), 5/1/2021(a)(h)	500	502
Infor US, Inc. 6.50%, 5/15/2022	1,165	1,184
Microsoft Corp.
2.88%, 2/6/2024	1,000	984
4.10%, 2/6/2037	500	521
4.00%, 2/12/2055	350	348
Oracle Corp.
2.80%, 7/8/2021	500	498
3.40%, 7/8/2024	500	499
3.25%, 5/15/2030	300	287
3.80%, 11/15/2037	300	292
4.38%, 5/15/2055	300	301
salesforce.com, Inc. 3.25%, 4/11/2023	1,000	997

		7,653

Specialty Retail — 0.5%
Claire’s Stores, Inc. 9.00%, 3/15/2019(a)(e)	430	251
Home Depot, Inc. (The)
2.00%, 6/15/2019	500	497
2.63%, 6/1/2022	500	492
3.90%, 6/15/2047	350	342
Michaels Stores, Inc. 5.88%, 12/15/2020(a)	500	505
PetSmart, Inc.
7.13%, 3/15/2023(a)	505	243
8.88%, 6/1/2025(a)	41	20
Staples, Inc. 8.50%, 9/15/2025(a)	60	56
Tiffany & Co. 3.80%, 10/1/2024	500	489

		2,895

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. 2.50%, 2/9/2025	750	708
Dell International LLC 6.02%, 6/15/2026(a)	475	501
EMC Corp. 1.88%, 6/1/2018	435	435
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022	1,000	1,032
Xerox Corp. 4.07%, 3/17/2022	200	197

		2,873

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 3.88%, 11/1/2045	300	291
Under Armour, Inc. 3.25%, 6/15/2026	500	443

		734

Tobacco — 0.5%
Altria Group, Inc.
2.63%, 1/14/2020	500	498
2.63%, 9/16/2026	750	686
3.88%, 9/16/2046	400	356
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024(a)	1,000	955
Philip Morris International, Inc.
2.38%, 8/17/2022	500	480
3.13%, 3/2/2028	500	474

		3,449

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 3/1/2025	500	467
International Lease Finance Corp. 6.25%, 5/15/2019	750	772

		1,239

Water Utilities — 0.1%
Aquarion Co. 4.00%, 8/15/2024(a)	500	507
Core & Main LP 6.13%, 8/15/2025(a)	209	201

		708

Wireless Telecommunication Services — 0.8%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	675	695
CB T-MOBILE USA, Inc. 6.38%, 3/1/2025	120	—
Sprint Communications, Inc.
9.00%, 11/15/2018(a)	49	50
11.50%, 11/15/2021	306	361
Sprint Corp.
7.88%, 9/15/2023	2,450	2,571
7.63%, 2/15/2025	900	927
T-Mobile USA, Inc. 6.38%, 3/1/2025	120	125
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028	500	496

		5,225

TOTAL CORPORATE BONDS (Cost $388,499)		378,293

MORTGAGE-BACKED SECURITIES — 26.7%
FHLMC Gold Pools, 20 Year, Single Family
Pool # G30450, 6.00%, 1/1/2029	9	10

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
MORTGAGE-BACKED SECURITIES — continued
FHLMC Gold Pools, 30 Year, Single Family
Pool # C80364, 7.00%, 12/1/2025	3		3
Pool # D68081, 7.00%, 2/1/2026	—	(f)	—	(f)
Pool # C00464, 8.00%, 5/1/2026	1		2
Pool # D72441, 8.00%, 6/1/2026	1		1
Pool # D71681, 8.00%, 6/1/2026	3		3
Pool # C80409, 8.00%, 6/1/2026	—	(f)	—	(f)
Pool # D72330, 8.00%, 7/1/2026	2		2
Pool # D75499, 7.50%, 10/1/2026	4		4
Pool # D78618, 7.50%, 2/1/2027	16		17
Pool # G02125, 6.00%, 2/1/2036	4		5
Pool # A53165, 6.00%, 10/1/2036	81		89
Pool # A56599, 6.00%, 1/1/2037	12		14
Pool # G08205, 6.00%, 6/1/2037	1		2
Pool # G03362, 6.00%, 9/1/2037	110		122
Pool # G03819, 6.00%, 1/1/2038	14		16
Pool # G08276, 6.00%, 6/1/2038	20		22
Pool # A80908, 6.00%, 8/1/2038	250		278
TBA, 4.00%, 9/15/2043(i)	13,000		13,280
TBA, 3.00%, 6/15/2048(i)	11,000		10,656
TBA, 3.50%, 6/15/2048(i)	21,600		21,524
TBA, 4.50%, 6/15/2048(i)	2,000		2,087
FNMA, 15 Year, Single Family
TBA, 3.50%, 10/25/2027(i)	5,100		5,167
TBA, 2.50%, 6/25/2033(i)	3,600		3,507
TBA, 3.00%, 6/25/2033(i)	7,600		7,557
FNMA, 30 Year, Single Family
Pool # 505614, 6.50%, 7/1/2029	1		1
Pool # 508677, 6.50%, 8/1/2029	6		6
Pool # 520792, 6.50%, 11/1/2029	7		7
TBA, 5.50%, 8/25/2034(i)	2,000		2,149
Pool # 787555, 6.50%, 2/1/2035	21		23
Pool # 787556, 7.00%, 2/1/2035	23		26
Pool # 787563, 6.50%, 3/1/2035	79		90
Pool # 787564, 7.00%, 3/1/2035	20		21
Pool # 787565, 7.50%, 3/1/2035	5		5
Pool # 924041, 6.00%, 5/1/2037	349		386
TBA, 4.00%, 9/25/2043(i)	10,500		10,726
Pool # AY3845, 4.00%, 5/1/2045	3,153		3,257
Pool # AY8492, 4.00%, 6/1/2045	3,151		3,255
Pool # AZ0913, 4.00%, 6/1/2045	1,662		1,709
TBA, 3.00%, 6/25/2048(i)	16,100		15,605
TBA, 3.50%, 6/25/2048(i)	19,500		19,432
TBA, 4.50%, 6/25/2048(i)	6,700		6,993
GNMA I, 30 Year, Single Family
Pool # 550851, 7.00%, 9/15/2031	140		161
GNMA, 30 Year, Single Family
TBA, 3.00%, 6/15/2048(i)	11,350		11,111
TBA, 3.50%, 6/15/2048(i)	15,900		15,976
TBA, 4.00%, 6/15/2048(i)	14,700		15,081

TOTAL MORTGAGE-BACKED SECURITIES (Cost $169,742)			170,388

U.S. GOVERNMENT AGENCY SECURITIES — 8.8%
FHLB
DN, 1.67%, 6/13/2018(j)	40,000		39,976
DN, 1.80%, 7/5/2018(j)	10,000		9,982
1.75%, 6/12/2020	2,600		2,561
2.88%, 9/13/2024	1,500		1,498
FNMA 1.88%, 9/24/2026	2,000		1,829

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $56,136)			55,846

U.S. TREASURY OBLIGATIONS — 6.0%
U.S. Treasury Bonds
4.50%, 2/15/2036	1,300		1,587
3.88%, 8/15/2040	4,865		5,576
2.75%, 11/15/2042	2,400		2,294
3.38%, 5/15/2044	5,300		5,646
2.88%, 8/15/2045	6,000		5,844
2.25%, 8/15/2046	7,847		6,706
2.75%, 11/15/2047	5,975		5,660
3.00%, 2/15/2048	4,730		4,712

TOTAL U.S. TREASURY OBLIGATIONS (Cost $38,488)			38,025

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Alternative Loan Trust
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	118	119
Series 2006-J2, Class A1, 2.46%, 4/25/2036(k)	96	60
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(a)(k)	393	393
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(k)	393	395
Banc of America Funding Trust
Series 2014-R7, Class 1A1, 2.11%, 5/26/2036(a)(k)	86	83
Series 2014-R7, Class 2A1, 2.10%, 9/26/2036(a)(k)	53	52
Series 2015-R4, Class 5A1, 2.05%, 10/25/2036(a)(k)	371	358
Banc of America Mortgage Trust
Series 2005-A, Class 3A1, 3.83%, 2/25/2035(k)	28	28
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	159	153
Bellemeade Re Ltd. (Bermuda)
Series 2018-1A, Class M1B, 3.57%, 4/25/2028‡(a)(k)	300	300
CHL Mortgage Pass-Through Trust
Series 2007-5, Class A6, 2.31%, 5/25/2037(k)	23	17
Citigroup Mortgage Loan Trust
Series 2014-12, Class 1A4, 2.02%, 8/25/2036(a)(k)	207	201
Series 2014-10, Class 1A1, 2.03%, 11/25/2036(a)(k)	62	59
Series 2014-10, Class 4A1, 2.07%, 2/25/2037(a)(k)	83	79
Series 2014-12, Class 2A4, 3.43%, 2/25/2037(a)(k)	61	60
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(k)	91	90
COLT Mortgage Loan Trust
Series 2017-2, Class A2A, 2.57%, 10/25/2047(a)(k)	150	149
Series 2018-1, Class A2, 2.98%, 2/25/2048(a)(k)	86	85
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	156	158
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-29, Class 7A1, 6.50%, 12/25/2033	39	41
CSMC
Series 2011-12R, Class 3A1, 3.36%, 7/27/2036(a)(k)	17	17
Series 2014-11R, Class 9A1, 2.04%, 10/27/2036(a)(k)	69	69
Series 2014-10R, Class 4A1, 2.07%, 12/27/2036(a)(k)	15	15
Series 2014-11R, Class 8A1, 2.24%, 4/27/2037(a)(k)	19	19
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 1A1, 2.46%, 2/25/2035(k)	8	8
Ellington Financial Mortgage Trust
Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(k)	89	89
FHLMC REMIC Series 2980, Class QB, 6.50%, 5/15/2035	45	51
FNMA Trust Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	20	22
FNMA, Connecticut Avenue Securities
Series 2014-C03, Class 1M2, 4.96%, 7/25/2024(k)	310	332
Series 2015-C03, Class 1M2, 6.96%, 7/25/2025(k)	823	936
Series 2015-C04, Class 1M2, 7.66%, 4/25/2028(k)	769	893
GSMSC Resecuritization Trust
Series 2014-1R, Class 1A, 2.07%, 4/26/2037(a)(k)	46	45
GSR Mortgage Loan Trust
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	157	163
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.77%, 12/19/2034(k)	9	8
Series 2006-9, Class 2A1A, 2.16%, 11/19/2036(k)	83	71
Impac CMB Trust
Series 2005-1, Class 2A1, 2.47%, 4/25/2035(k)	291	286
JP Morgan Mortgage Trust
Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	182	172
LSTAR Securities Investment Ltd.
Series 2017-6, Class A, 3.66%, 9/1/2022(a)(k)	167	167
Series 2017-9, Class A, 3.53%, 12/1/2022(a)(k)	132	132
LSTAR Securities Investment Ltd. LLC (Cayman Islands)
Series 2017-8, Class A, 0.04%, 11/1/2022(a)(k)	113	113
MASTR Alternative Loan Trust
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	143	121
Nomura Resecuritization Trust
Series 2015-2R, Class 4A1, 2.38%, 12/26/2036(a)(k)	58	57
RALI Trust
Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	767	698

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
RBSSP Resecuritization Trust
Series 2012-6, Class 10A2, 2.05%, 8/26/2036(a)(k)	259	251
RESI Finance LP (Cayman Islands)
Series 2003-D, Class B3, 3.23%, 12/10/2035‡(a)(k)	66	30
Residential Asset Securitization Trust
Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	184	184
Series 2006-R1, Class A2, 2.36%, 1/25/2046(k)	217	112
RFMSI Trust
Series 2006-S9, Class A1, 6.25%, 9/25/2036	169	164
SG Residential Mortgage Trust
Series 2018-1, Class A2, 3.58%, 4/27/2048(a)(k)	120	120
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1, 3.44%, 9/25/2037(k)	14	14
Verus Securitization Trust
Series 2017-2A, Class A2, 2.64%, 7/25/2047(a)(k)	139	138
Series 2017-SG1A, Class A2, 2.77%, 11/25/2047(a)(l)	87	86
Series 2018-1, Class A2, 3.03%, 2/25/2048(a)(k)	92	92
Series 2018-INV1, Class B1, 4.55%, 3/25/2058(a)(k)	158	157
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 2.41%, 9/25/2035(k)	16	13
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-16, Class A8, 5.75%, 1/25/2036	26	27

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,379)		8,752

ASSET-BACKED SECURITIES — 1.1%
ABFC Trust
Series 2006-OPT2, Class A2, 2.10%, 10/25/2036(k)	263	253
ACE Securities Corp. Home Equity Loan Trust
Series 2006-FM1, Class A2B, 2.05%, 7/25/2036(k)	227	85
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 2/15/2029	480	472
Carrington Mortgage Loan Trust
Series 2007-RFC1, Class A2, 2.06%, 12/25/2036(k)	122	121
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A3, 2.10%, 8/25/2037(k)	209	205
Credit-Based Asset Servicing & Securitization LLC
Series 2006-CB8, Class A1, 2.10%, 10/25/2036(k)	146	134
CWABS Asset-Backed Certificates Trust
Series 2006-18, Class 2A2, 2.12%, 3/25/2037(k)	498	492
Series 2006-17, Class 2A2, 2.11%, 3/25/2047(k)	226	221
CWABS Revolving Home Equity Loan Trust
Series 2004-I, Class A, 2.21%, 2/15/2034‡(k)	18	18
Series 2004-K, Class 2A, 2.22%, 2/15/2034‡(k)	18	18
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class MF1, 5.21%, 1/25/2034‡(k)	291	295
Series 2004-1, Class M1, 2.71%, 3/25/2034‡(k)	258	259
Series 2004-1, Class M2, 2.78%, 3/25/2034‡(k)	47	46
Series 2004-1, Class 3A, 2.52%, 4/25/2034‡(k)	10	9
GSAMP Trust
Series 2005-WMC1, Class M1, 2.69%, 9/25/2035(k)	103	100
Series 2006-FM1, Class A1, 2.12%, 4/25/2036(k)	184	147
Series 2006-HE3, Class A2C, 2.12%, 5/25/2046(k)	185	183
Series 2007-HE1, Class A2C, 2.11%, 3/25/2047(k)	251	246
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-C, Class 3A3, 2.11%, 8/25/2036(k)	127	122
JP Morgan Mortgage Acquisition Trust
Series 2006-CW2, Class AV4, 2.11%, 8/25/2036(k)	55	55
Long Beach Mortgage Loan Trust
Series 2004-1, Class M2, 2.78%, 2/25/2034‡(k)	48	48
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 2.07%, 11/25/2036(k)	88	43
Series 2006-HE4, Class A3, 2.11%, 11/25/2036(k)	113	56
Morgan Stanley ABS Capital I, Inc. Trust
Series 2007-HE7, Class A2B, 2.96%, 7/25/2037(k)	100	99
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 2.63%, 3/25/2035‡(k)	740	740
Series 2006-2, Class A2B, 2.12%, 8/25/2036(k)	116	110
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 2.11%, 9/25/2036(k)	163	92

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)		Value ($000)
ASSET-BACKED SECURITIES — continued
Series 2006-4, Class A2D, 2.21%, 9/25/2036(k)	17		10
Series 2007-1, Class A1A, 2.09%, 3/25/2037(k)	288		221
OneMain Financial Issuance Trust
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	198		198
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(a)	110		108
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100		1,086
Ownit Mortgage Loan Trust
Series 2006-1, Class AV, 2.19%, 12/25/2035(k)	224		222
RAMP Trust
Series 2005-EFC6, Class M1, 2.57%, 11/25/2035‡(k)	22		22
RASC Trust
Series 2007-KS3, Class AI3, 2.21%, 4/25/2037(k)	152		149
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 2.10%, 9/25/2036(k)	131		95
Soundview Home Loan Trust
Series 2007-OPT3, Class 2A3, 2.14%, 8/25/2037(k)	144		139
Springleaf Funding Trust
Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	224		219
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC5, Class A4, 2.13%, 12/25/2036(k)	67		65
Velocity Commercial Capital Loan Trust
Series 2017-1, Class M3, 5.35%, 5/25/2047(a)(k)	100		102

TOTAL ASSET-BACKED SECURITIES (Cost $7,074)			7,305

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Commercial Mortgage Trust
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	1,238		1,217
UBS-Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4, 3.09%, 8/10/2049	730		724
Velocity Commercial Capital Loan Trust
Series 2015-1, Class M3, 7.05%, 6/25/2045(a)(k)	131		143
Series 2015-1, Class M5, 7.54%, 6/25/2045‡(a)(k)	100		110
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(k)	104		108
Series 2016-1, Class M5, 7.78%, 4/25/2046(a)(k)	61		66
Series 2016-2, Class M3, 5.50%, 10/25/2046(k)	100		102
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(k)	96		94

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,552)			2,564

FOREIGN GOVERNMENT SECURITIES — 0.4%
Export-Import Bank of Korea (South Korea) 2.25%, 1/21/2020	750		738
Israel Government AID Bond (Israel) 3.25%, 1/17/2028	1,000		964
Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750		741

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,489)			2,443

CLOSED END FUNDS — 0.2%
BlackRock Corporate High Yield Fund, Inc.	48		503
BlackRock Debt Strategies Fund, Inc.	17		196
Blackstone/GSO Strategic Credit Fund	16		248
Eaton Vance Floating-Rate Income Trust	8		116
Eaton Vance Senior Income Trust	10		64
Invesco Dynamic Credit Opportunities Fund	11		129
Nuveen Credit Strategies Income Fund	15		121
Nuveen Floating Rate Income Opportunity Fund	7		77
Prudential Global Short Duration High Yield Fund, Inc.	11		150

TOTAL CLOSED END FUNDS (Cost $1,512)			1,604

	Shares (000)
COMMON STOCKS — 0.2%
Chemicals — 0.1%
Reichhold , Inc.*‡	—	(f)	455

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	19		361
VICI Properties, Inc.*‡	5		96

			457

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — continued
Hotels, Restaurants & Leisure — 0.0%(g)
Caesars Entertainment Corp.*	14		169

TOTAL COMMON STOCKS (Cost $720)			1,081

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.1%(m)
Health Care Providers & Services — 0.0%(g)
Air Medical Group Holdings, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 4.25%), 6.18%, 3/14/2025(c)	106		106

Media — 0.0%(g)
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan
(ICE LIBOR USD 1 Month + 3.25%), 5.24%, 8/18/2023(c)	139		139
Zuffa LLC, 2nd Lien Guaranteed Senior Secured Term Loan
(ICE LIBOR USD 1 Month + 7.50%), 9.48%, 8/18/2024(c)	100		101

			240

Oil, Gas & Consumable Fuels — 0.0%(g)
MEG Energy Corp., 1st Lien Term B Loan (Canada)
(ICE LIBOR USD 3 Month + 3.50%), 5.81%, 12/31/2023(c)	20		20

Specialty Retail — 0.1%
Petco Animal Supplies, Inc., 1st Lien Term Loan B-1
(ICE LIBOR USD 3 Month + 3.25%), 5.61%, 1/26/2023(c)	64		45
PetSmart, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.92%, 3/10/2022(c)	211		164
Staples, Inc., 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 4.00%), 6.36%, 9/12/2024(c)	80		78

			287

TOTAL LOAN ASSIGNMENTS (Cost $691)			653

CONVERTIBLE BONDS — 0.0%(g)
Oil, Gas & Consumable Fuels — 0.0%(g)
Chesapeake Energy Corp. 5.50%, 9/15/2026(Cost $211)	210		203

OPTIONS PURCHASED — 0.0%(g)
CALL OPTIONS PURCHASED — 0.0%(g)
Foreign Exchange Currency Options — 0.0%(g)
Foreign Exchange KRW/USD 10/23/2018 at USD 1,170.50, Vanilla, American Style Notional Amount: USD 2,053 Counterparty: Goldman Sachs International*	2,053		8

TOTAL CALL OPTIONS PURCHASED			8

	No. of Contracts
PUT OPTIONS PURCHASED — 0.0%(g)
Future Interest Rate Options — 0.0%(g)
Mid-Curve 2-Year Eurodollar 6/15/2018 at USD 96.75, American Style Notional Amount: USD 31,250 Exchange Traded*	125		1
6/15/2018 at USD 97.00, American Style Notional Amount: USD 31,000 Exchange Traded*	124		6
U.S. Treasury 5 Year Note 7/27/2018 at USD 113.00, American Style Notional Amount: USD 12,200 Exchange Traded*	122		20

			27

TOTAL PUT OPTIONS PURCHASED			27

TOTAL OPTIONS PURCHASED (Cost $86)			35

	No. of Warrants
WARRANTS — 0.0%
Road & Rail — 0.0%
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00*‡ (Cost $—)	—	(f)	—

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 19.4%
CERTIFICATES OF DEPOSIT — 4.4%
BNP Paribas SA (France)
(ICE LIBOR USD 1 Month + 0.20%), 2.16%, 7/23/2018(c)	5,000		5,002

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount ($000)	Value ($000)
SHORT-TERM INVESTMENTS — continued
CERTIFICATES OF DEPOSIT — continued
Cooperatieve Rabobank UA (Netherlands)
(ICE LIBOR USD 1 Month + 0.14%), 2.09%, 6/20/2018(c)	5,000	5,001
Credit Industriel et Commercial (France)
(ICE LIBOR USD 1 Month + 0.29%), 2.27%, 3/1/2019(c)	4,000	4,000
Mizuho Bank Ltd. (Japan) 1.64%, 10/3/2018	680	678
Toronto-Dominion Bank (The) (Canada) 2.08%, 7/30/2018	10,000	10,000
Wells Fargo Bank NA
(ICE LIBOR USD 1 Month + 0.23%), 2.15%, 10/16/2018(c)	3,000	3,000

TOTAL CERTIFICATES OF DEPOSIT (COST $27,678)		27,681

COMMERCIAL PAPER — 8.6%
Albion Capital Corp. SA (Luxembourg) 2.16%, 7/20/2018(j)	10,000	9,972
Bedford Row Funding Corp.
(ICE LIBOR USD 1 Month + 0.24%), 2.22%, 11/20/2018(a)(c)(j)	5,000	5,000
First Abu Dhabi Bank PJSC (United Arab Emirates) 2.39%, 7/2/2018(j)	6,000	5,989
HSBC Bank plc (United Kingdom)
(ICE LIBOR USD 1 Month + 0.16%), 2.12%, 8/6/2018(c)(j)	4,000	4,001
Oesterreichische Kontrollbank AG (Austria) 2.08%, 6/22/2018(j)	5,000	4,995
Sanofi (France) 2.23%, 9/4/2018(j)	6,650	6,612
Swedbank AB (Sweden) 2.24%, 6/20/2018(j)	10,000	9,990
Toyota Credit Canada, Inc. (Canada) 1.90%, 6/21/2018(j)	8,350	8,341

TOTAL COMMERCIAL PAPER (COST $54,893)		54,900

	Shares (000)
INVESTMENT COMPANIES — 5.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.59%, (n)(o) (Cost $32,694)	32,694	32,694

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 1.1%
Citigroup Global Markets Holdings, Inc.1, 2.60%, dated 5/31/2018, due 7/18/2018, repurchase price $1,806, collateralized by U.S. Treasury Note, 2.38%, due 4/30/2020 with the value of $1,836.	1,800	1,800
Citigroup Global Markets Holdings, Inc.2, 2.92%, dated 5/31/2018, due 3/27/2019, repurchase price $1,844, collateralized by Sovereign Government Securities, 6.50% -7.13%, due 6/10/2019- 6/28/2117, with the value of $3,960.	1,800	1,800
Merrill Lynch PFS, Inc., 2.18%, dated 5/31/2018, due 7/13/2018, repurchase price $3,509, collateralized by Municipal Bonds, 6.71%, due 6/1/2046, with the value of $3,780.	3,500	3,500

TOTAL REPURCHASE AGREEMENTS (COST $7,100)		7,100

U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills 1.80%, 9/13/2018(j)(p)	500	497
2.06%, 11/15/2018(j)(p)	960	951

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,448)		1,448

TOTAL SHORT-TERM INVESTMENTS (Cost $123,813)		123,823

Total Investments — 124.1% (Cost $800,392)		791,015
Liabilities in Excess of Other Assets — (24.1%)		(153,662)

Net Assets — 100.0%		637,353

Percentages indicated are based on net assets.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Futures contracts outstanding as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	2	09/2018	USD	488	(2)
U.S. Treasury 10 Year Note	14	09/2018	USD	1,683	24
U.S. Treasury Long Bond	58	09/2018	USD	8,381	235
U.S. Treasury Ultra Bond	37	09/2018	USD	5,866	166
3 Month Euro Euribor	175	09/2019	EUR	51,215	85
3 Month Eurodollar	3	12/2019	USD	729	— (f)

					508

Short Contracts
Euro-Bobl	(418)	09/2018	EUR	(64,538)	(6)
Japan 10 Year Bond	(1)	09/2018	JPY	(1,386)	1
U.S. Treasury 10 Year Note	(8)	09/2018	USD	(962)	(14)
U.S. Treasury 2 Year Note	(172)	09/2018	USD	(36,494)	(137)
U.S. Treasury 5 Year Note	(194)	09/2018	USD	(22,073)	(173)
3 Month Euro Euribor	(175)	09/2021	EUR	(50,885)	(176)

					(505)

					3

Forward foreign currency exchange contracts outstanding as of May 31, 2018 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,312	EUR	1,054	State Street Corp.	7/10/2018	76
USD	282	INR	18,593	Goldman Sachs International**	7/23/2018	8
USD	302	KRW	322,225	BNP Paribas**	7/23/2018	4
JPY	27,896	USD	256	State Street Corp.	8/8/2018	2
JPY	33,475	USD	306	TD Bank Financial Group	8/8/2018	3

Total unrealized appreciation						93

EUR	1,054	USD	1,307	State Street Corp.	7/10/2018	(71)
INR	18,593	USD	285	Goldman Sachs International**	7/23/2018	(12)
KRW	322,225	USD	304	Goldman Sachs International**	7/23/2018	(5)
JPY	27,896	USD	258	TD Bank Financial Group	8/8/2018	— (f)
USD	823	JPY	89,267	Royal Bank of Canada	8/8/2018	(1)

Total unrealized depreciation						(89)

Net unrealized appreciation						4

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Bank of America NA	5/25/2046	0.55	USD 60	12	(9)	3
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Bank of America NA	5/25/2046	0.55	USD 40	8	(6)	2
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Barclays Bank plc	5/25/2046	0.55	USD 60	18	(15)	3
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Credit Suisse International	5/25/2046	0.55	USD 60	15	(12)	3
ABX.HE.PENAAA.06-2‡	0.11	Monthly	Credit Suisse International	5/25/2046	0.55	USD 30	8	(6)	2
CDX.EM.29-V1	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.72	USD 6,580	131	69	200
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.32	USD 80	(1)	2	1
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.32	USD 90	(1)	2	1
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.32	USD 90	(1)	2	1
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.32	USD 90	(2)	3	1
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.32	USD 80	(1)	2	1
CMBX.NA.AA.3	0.27	Monthly	Barclays Bank plc	12/13/2049	98.43	USD 260	148	(68)	80
CMBX.NA.AA.3	0.27	Monthly	Morgan Stanley	12/13/2049	98.43	USD 140	81	(38)	43
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	6,229.24	USD 180	152	(138)	14
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	6,229.24	USD 210	168	(152)	16
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	Goldman Sachs International	6/20/2023	2.68	USD 2,030	81	66	147
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	6/20/2023	1.40	USD 3,900	28	36	64

							844	(262)	582

People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	Citibank, NA	6/20/2023	0.56	USD 4,450	(80)	(22)	(102)

							(80)	(22)	(102)

							764	(284)	480

OTC Credit default swap contracts outstanding - sell protection(2) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CMBX.NA.A.3	0.62	Monthly	Barclays Bank plc	12/13/2049	69.39	USD 260	(181)	130	(51)
CMBX.NA.A.3	0.62	Monthly	Morgan Stanley	12/13/2049	69.39	USD 140	(98)	71	(27)

							(279)	201	(78)

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2018 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.IG.25-V1	1.00	Quarterly	12/20/2020	0.34	USD 7,000	(115)	(13)	(128)
CDX.NA.IG.30-V1	1.00	Quarterly	6/20/2023	0.67	USD 5,350	(91)	(2)	(93)
iTraxx Europe 29.1	1.00	Quarterly	6/20/2023	0.70	EUR 5,350	(136)	29	(107)

						(342)	14	(328)

						(342)	14	(328)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of May 31, 2018 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011) ‡	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 1,700	(6)	9	3
IOS Index 4.00% 30 year Fannie Mae Pools (2011) ‡	4.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 1,540	(1)	4	3
IOS Index 5.00% 30 year Fannie Mae Pools (2010) ‡	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 2,020	(7)	11	4
IOS Index 5.00% 30 year Fannie Mae Pools (2010) ‡	5.000% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 647	(1)	2	1

							(15)	26	11

							(15)	26	11

Written Put Options Contracts as of May 31, 2018 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange KRW/USD	Goldman Sachs International	2,053,000	USD 2,053	KRW 1,020.00	10/23/2018	(7)
Mid-Curve 2-Year Eurodollar	Exchange Traded	249	USD 62,250	USD 96.88	6/15/2018	(3)

Total Written Options Contracts (Premiums Received $46)						(10)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Summary of total swap contracts outstanding as of May 31, 2018 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	844	582
OTC Total return swap contracts outstanding	(15)	11

Total OTC swap contracts outstanding	829	593

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(80)	(102)
OTC Credit default swap contracts outstanding - sell protection	(279)	(78)

Total OTC swap contracts outstanding	(359)	(180)

Abbreviations
ABX		Asset-Backed Securities Index
CDX		Credit Default Swap Index
CMBX		Commercial Mortgage-Backed Securities Index
CSMC		Credit Suisse Mortgage Trust
DN		Discount Notes
EUR		Euro
EURIBOR		Euro InterBank Offered Rate
FHLB		Federal Home Loan Bank
FHLMC		Federal Home Loan Mortgage Corp.
FNMA		Federal National Mortgage Association
GNMA		Government National Mortgage Association
ICE		Intercontinental Exchange
INR		Indian Rupee
JPY		Japanese Yen
KRW		Korean Republic Won
LIBOR		London Interbank Offered Rate
REMIC		Real Estate Mortgage Investment Conduit
TBA		To Be Announced
USD		United States Dollar

(a)	—	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration.
(b)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2018.
(c)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2018.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

(d)	—	Security is an interest bearing note with preferred security characteristics.
(e)	—	Defaulted security.
(f)	—	Amount rounds to less than one thousand.
(g)	—	Amount rounds to less than 0.05% of net assets.
(h)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	—	The rate shown is the effective yield as of May 31, 2018.
(k)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2018.
(l)	—	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of May 31, 2018.
(m)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(o)	—	The rate shown was the current yield as of May 31, 2018.
(p)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts or centrally cleared swaps.
*	—	Non-income producing security.
‡	—	Value determined using significant unobservable inputs.
**	—	Non-deliverable forward.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represent each valuation input as presented on the Schedule of Portfolio Investments (amount in thousands):

JPMorgan Total Return Fund

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Chemicals	$—	$—	$455		$455
Equity Real Estate Investment
Trusts (REITs)	361	—	96		457
Hotels, Restaurants & Leisure	169	—	—		169

Total Common Stocks	530	—	551		1,081

Debt Securities
Asset-Backed Securities	—	4,458	2,847		7,305
Collateralized Mortgage
Obligations	—	8,422	330		8,752
Commercial Mortgage-Backed
Securities	—	2,252	312		2,564
Convertible Bonds
Oil, Gas & Consumable Fuels	—	203	—		203
Corporate Bonds
Aerospace & Defense	—	6,428	—		6,428
Air Freight & Logistics	—	1,905	—		1,905
Airlines	—	2,445	—		2,445
Auto Components	—	1,697	—		1,697
Automobiles	—	10,115	—		10,115
Banks	—	45,851	—		45,851
Beverages	—	8,480	—		8,480
Biotechnology	—	2,845	—		2,845
Building Products	—	1,170	—		1,170
Capital Markets	—	31,136	—	(a)	31,136
Chemicals	—	7,337	—	(b)	7,337
Commercial Services & Supplies	—	1,434	—		1,434
Communications Equipment	—	3,065	—		3,065
Consumer Finance	—	32,248	—		32,248
Containers & Packaging	—	2,038	—		2,038
Diversified Consumer Services	—	347	—		347
Diversified Financial Services	—	2,745	—		2,745
Diversified Telecommunication Services	—	15,859	—		15,859
Electric Utilities	—	10,160	—		10,160
Electrical Equipment	—	511	—		511
Electronic Equipment, Instruments & Components	—	489	—		489
Energy Equipment & Services	—	264	—		264
Equity Real Estate Investment Trusts (REITs)	—	5,613	—		5,613
Food & Staples Retailing	—	4,677	—		4,677
Food Products	—	10,472	—		10,472
Gas Utilities	—	966	—		966
Health Care Equipment & Supplies	—	4,296	—		4,296
Health Care Providers & Services	—	17,202	—		17,202
Hotels, Restaurants & Leisure	—	9,477	—		9,477
Household Durables	—	1,104	—		1,104
Household Products	—	760	—		760

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Independent Power and Renewable Electricity Producers	$—	$1,487	$—		$1,487
Industrial Conglomerates	—	851	—		851
Insurance	—	9,927	—		9,927
Internet & Direct Marketing Retail	—	4,829	—		4,829
Internet Software & Services	—	5,845	—		5,845
IT Services	—	3,951	—		3,951
Leisure Products	—	1,078	—		1,078
Life Sciences Tools & Services	—	696	—		696
Machinery	—	2,496	—		2,496
Media	—	24,800	—		24,800
Metals & Mining	—	2,258	—		2,258
Multiline Retail	—	1,889	—		1,889
Multi-Utilities	—	5,158	—		5,158
Oil, Gas & Consumable Fuels	—	21,430	—		21,430
Paper & Forest Products	—	499	—		499
Personal Products	—	178	—		178
Pharmaceuticals	—	9,815	—		9,815
Road & Rail	—	5,983	—		5,983
Semiconductors & Semiconductor Equipment	—	7,211	—		7,211
Software	—	7,653	—		7,653
Specialty Retail	—	2,895	—		2,895
Technology Hardware, Storage & Peripherals	—	2,873	—		2,873
Textiles, Apparel & Luxury Goods	—	734	—		734
Tobacco	—	3,449	—		3,449
Trading Companies & Distributors	—	1,239	—		1,239
Water Utilities	—	708	—		708
Wireless Telecommunication Services	—	5,225	—		5,225

Total Corporate Bonds	—	378,293	—		378,293

Foreign Government Securities	—	2,443	—		2,443
Mortgage-Backed Securities	—	170,388	—		170,388
U.S. Government Agency Securities	—	55,846	—		55,846
U.S. Treasury Obligations	—	38,025	—		38,025
Closed End Funds	1,604	—	—		1,604
Loan Assignments
Health Care Providers & Services	—	106	—		106
Media	—	240	—		240
Oil, Gas & Consumable Fuels	—	20	—		20
Specialty Retail	—	287	—		287

Total Loan Assignments	—	653	—		653

Options Purchased
Call Options Purchased	—	8	—		8
Put Options Purchased	27	—	—		27

Total Options Purchased	27	8	—		35

Warrants
Road & Rail	—	—	—	(b)	—
Short-Term Investments
Certificates of Deposit	—	27,681	—		27,681

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Commercial Paper	—	54,900	—	54,900
Investment Companies	32,694	—	—	32,694
Repurchase Agreements	—	7,100	—	7,100
U.S. Treasury Obligations	$—	$1,448	$—	$1,448

Total Short-Term Investments	32,694	91,129	—	123,823

Total Investments in Securities	$34,855	$752,120	$4,040	$791,015

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$93	$—	$93
Futures	511	—	—	511
Swaps	—	412	11	423

Total Appreciation in Other Financial Instruments	$511	$505	$11	$1,027

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(89)	$—	$(89)
Futures	(508)	—	—	(508)
Options Written
Put Options Written	(3)	(7)	—	(10)
Swaps	—	(433)	(48)	(481)

Total Depreciation in Other Financial Instruments	$(511)	$(529)	$(48)	$(1,088)

(a)	Amount rounds to less than one thousand
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no transfers between levels 1 and 2 during the period ended May 31, 2018.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2018		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2018
Investments in Securities:
Asset-Backed Securities	$5,409		$2	$(30)	$2		$1,094	$(223)	$307	$(3,714)	$2,847
Collateralized Mortgage Obligations	1,732		—	(1)	—	(a)	301	(4)	—	(1,698)	330
Commercial Mortgage-Backed Securities	858		(49)	112	—	(a)	—	(410)	111	(310)	312
Common Stocks — Chemicals	408		—	47	—		—	—	—	—	455
Common Stocks — Equity Real Estate Investment Trusts	—		—	(2)	—		—	—	98	—	96
Corporate Bonds — Auto Components	—	(a)	— (a)	— (a)	—		—	— (a)	—	—	—	(b)
Corporate Bonds — Capital Markets	—	(a)	—	— (a)	—		—	—	—	—	—	(a)
Corporate Bonds — Chemicals	—	(b)	—	—	—		—	—	—	—	—	(b)
Swaps	(3)		—	(34)	—		—	—	—	—	(37)
Warrants — Road & Rail	—	(b)	—	—	—		—	—	—	—	—	(b)

	$8,404		$(47)	$92	$2		$1,395	$(637)	$516	$(5,722)	$4,003

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

Transfers from level 3 to level 2 are due to an increase in market activity (e.g. frequency of trades), which resulted in an increase of available market inputs to determine the price for the period ended May 31, 2018.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2018, which were valued using significant unobservable inputs (level 3), amounted to approximately $30,000.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$455		Market Comparable Companies	EBITDA Multiple (a)	7.0x (7.0x)

Common Stock	455

	—	(c)	Market Comparable Companies	Discount for lack of marketability (b)	100.00% (100.00%)

Corporate Bond	—

	2,847		Discounted Cash Flow	Constant Prepayment Rate	4.65% — 35.00% (18.62%)
				Constant Default Rate	0.00% — 5.47% (2.17%)
				Yield (Discount Rate of Cash Flows)	2.28% — 4.95% (4.15%)

Asset-Backed Securities	2,847

	300		Discounted Cash Flow	Constant Prepayment Rate	10.00% (10.00%)
				Yield (Discount Rate of Cash Flows)	4.08% (4.08%)

Collateralized Mortgage Obligations	300

	204		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Yield (Discount Rate of Cash Flows)	5.47% — 6.73% (6.15%)

Commercial Mortgage-Backed Securities	204

	—		Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

Total	$3,806

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2018, the value of these investments was approximately $197,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and records a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded options contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over the counter options.

(2). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2018 (Unaudited) (continued)

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
July 25, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
July 25, 2018